Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—55.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Airbus SE	23,393	$4,314,981
Axon Enterprise, Inc. (a)	1,098	343,542
BAE Systems PLC	119,679	2,038,494
Boeing Co. (a)	8,937	1,724,752
Dassault Aviation SA	797	175,408
Elbit Systems Ltd.	1,052	219,807
General Dynamics Corp.	3,538	999,450
Howmet Aerospace, Inc.	6,095	417,081
Huntington Ingalls Industries, Inc.	617	179,837
Kongsberg Gruppen ASA	3,471	240,050
L3Harris Technologies, Inc.	2,954	629,497
Leonardo SpA	15,969	401,174
Lockheed Martin Corp.	3,351	1,524,269
Melrose Industries PLC	52,519	445,731
MTU Aero Engines AG	2,124	538,948
Northrop Grumman Corp.	2,198	1,052,095
Rheinmetall AG	1,719	966,065
Rolls-Royce Holdings PLC (a)	332,158	1,786,286
RTX Corp.	20,676	2,016,530
Saab AB - Class B	3,160	281,008
Safran SA	13,489	3,054,452
Singapore Technologies Engineering Ltd.	62,077	185,010
Textron, Inc.	3,054	292,970
Thales SA	3,733	636,389
TransDigm Group, Inc.	866	1,066,566

		25,530,392

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	1,818	138,423
Deutsche Post AG	39,118	1,684,556
DSV AS	6,914	1,123,423
Expeditors International of Washington, Inc.	2,266	275,478
FedEx Corp. (b)	3,583	1,038,138
Nippon Express Holdings, Inc.	2,836	144,716
SG Holdings Co. Ltd.	12,631	159,931
United Parcel Service, Inc. - Class B	11,270	1,675,060
Yamato Holdings Co. Ltd.	10,505	151,248

		6,390,973

Automobile Components—0.2%
Aisin Corp. (b)	5,766	235,274
Aptiv PLC (a)	4,348	346,318
BorgWarner, Inc. (b)	3,581	124,404
Bridgestone Corp.	22,545	1,000,100
Cie Generale des Etablissements Michelin SCA	26,803	1,027,629
Continental AG	4,341	313,331
Denso Corp.	74,611	1,427,616
Koito Manufacturing Co. Ltd.	7,851	105,726
Sumitomo Electric Industries Ltd.	28,165	436,150

		5,016,548

Automobiles—1.3%
Bayerische Motoren Werke AG	12,585	1,452,073
Ferrari NV	4,974	2,167,945

Automobiles—(Continued)
Ford Motor Co. (b)	60,816	807,636
General Motors Co.	17,989	815,801
Honda Motor Co. Ltd.	182,280	2,254,428
Isuzu Motors Ltd.	23,020	311,040
Mazda Motor Corp. (b)	22,454	262,601
Mercedes-Benz Group AG	31,664	2,522,140
Nissan Motor Co. Ltd. (b)	94,953	376,561
Renault SA	7,585	382,898
Stellantis NV (Milan-Traded Shares)	87,432	2,485,019
Subaru Corp.	23,782	541,279
Suzuki Motor Corp.	62,064	707,979
Tesla, Inc. (a)	43,176	7,589,909
Toyota Motor Corp.	418,441	10,517,983
Volkswagen AG	1,164	177,824
Volvo Car AB - Class B (a) (b)	29,392	111,165
Yamaha Motor Co. Ltd.	35,251	324,663

		33,808,944

Banks—3.4%
ABN AMRO Bank NV	18,785	322,259
AIB Group PLC	61,999	314,448
ANZ Group Holdings Ltd.	118,681	2,273,913
Banco Bilbao Vizcaya Argentaria SA	230,376	2,744,476
Banco BPM SpA	47,830	318,277
Banco Santander SA	638,662	3,120,642
Bank Hapoalim BM	50,129	469,712
Bank Leumi Le-Israel BM	60,090	499,143
Bank of America Corp.	107,287	4,068,323
Bank of Ireland Group PLC	41,693	425,475
Banque Cantonale Vaudoise	1,189	138,215
Barclays PLC	598,050	1,389,723
BNP Paribas SA	40,754	2,900,390
BOC Hong Kong Holdings Ltd.	146,254	391,905
CaixaBank SA (b)	148,023	717,602
Chiba Bank Ltd. (b)	20,946	174,366
Citigroup, Inc.	29,656	1,875,445
Citizens Financial Group, Inc.	7,265	263,647
Comerica, Inc.	2,055	113,004
Commerzbank AG	41,597	571,237
Commonwealth Bank of Australia	66,074	5,195,583
Concordia Financial Group Ltd. (b)	41,779	210,012
Credit Agricole SA	42,163	628,105
Danske Bank AS	27,218	815,691
DBS Group Holdings Ltd.	71,808	1,920,662
DNB Bank ASA	36,524	725,043
Erste Group Bank AG	13,568	604,171
Fifth Third Bancorp	10,614	394,947
FinecoBank Banca Fineco SpA	24,095	360,819
Hang Seng Bank Ltd.	30,184	330,782
HSBC Holdings PLC	755,873	5,908,278
Huntington Bancshares, Inc.	22,569	314,838
ING Groep NV - Series N	131,148	2,159,889
Intesa Sanpaolo SpA	577,198	2,094,174
Israel Discount Bank Ltd. - Class A	48,811	252,453
Japan Post Bank Co. Ltd.	57,133	614,808
JPMorgan Chase & Co.	45,050	9,023,515

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
KBC Group NV	9,880	$742,347
KeyCorp	14,594	230,731
Lloyds Banking Group PLC	2,508,723	1,642,201
M&T Bank Corp.	2,589	376,544
Mediobanca Banca di Credito Finanziario SpA	20,122	299,796
Mitsubishi UFJ Financial Group, Inc.	438,106	4,456,528
Mizrahi Tefahot Bank Ltd.	6,111	229,100
Mizuho Financial Group, Inc.	95,210	1,883,836
National Australia Bank Ltd.	123,101	2,779,084
NatWest Group PLC	225,123	753,923
Nordea Bank Abp	125,317	1,416,055
Oversea-Chinese Banking Corp. Ltd.	133,488	1,335,367
PNC Financial Services Group, Inc.	6,202	1,002,243
Regions Financial Corp.	14,398	302,934
Resona Holdings, Inc.	83,909	518,404
Shizuoka Financial Group, Inc.	18,520	176,092
Skandinaviska Enskilda Banken AB - Class A	62,621	846,979
Societe Generale SA	28,518	767,262
Standard Chartered PLC	89,391	757,529
Sumitomo Mitsui Financial Group, Inc.	50,129	2,930,564
Sumitomo Mitsui Trust Holdings, Inc.	25,844	557,225
Svenska Handelsbanken AB - A Shares	57,558	582,089
Swedbank AB - A Shares	33,503	664,762
Truist Financial Corp.	20,783	810,121
U.S. Bancorp	24,263	1,084,556
UniCredit SpA	60,818	2,307,955
United Overseas Bank Ltd.	49,419	1,074,068
Wells Fargo & Co. (b)	56,080	3,250,397
Westpac Banking Corp.	138,178	2,353,440

		90,778,104

Beverages—0.8%
Anheuser-Busch InBev SA	34,276	2,084,957
Asahi Group Holdings Ltd.	19,050	699,394
Brown-Forman Corp. - Class B	2,818	145,465
Carlsberg AS - Class B	3,886	532,433
Coca-Cola Co.	60,634	3,709,588
Coca-Cola Europacific Partners PLC	8,148	569,953
Coca-Cola HBC AG	8,687	274,507
Constellation Brands, Inc. - Class A	2,507	681,302
Davide Campari-Milano NV	24,292	244,096
Diageo PLC	88,215	3,257,834
Heineken Holding NV	5,114	412,571
Heineken NV	11,365	1,095,082
Keurig Dr Pepper, Inc.	16,229	497,743
Kirin Holdings Co. Ltd.	30,705	426,643
Molson Coors Beverage Co. - Class B	2,885	194,016
Monster Beverage Corp. (a)	11,511	682,372
PepsiCo, Inc.	21,417	3,748,189
Pernod Ricard SA	8,071	1,304,994
Remy Cointreau SA	910	91,654
Suntory Beverage & Food Ltd.	5,471	184,939
Treasury Wine Estates Ltd.	32,018	260,989

		21,098,721

Biotechnology—0.7%
AbbVie, Inc.	27,512	5,009,935
Amgen, Inc.	8,337	2,370,376
Argenx SE (a)	2,336	922,035
Biogen, Inc. (a)	2,258	486,893
CSL Ltd.	19,064	3,583,131
Genmab AS (a)	2,607	779,992
Gilead Sciences, Inc.	19,416	1,422,222
Grifols SA (a)	11,770	105,770
Incyte Corp. (a)	2,899	165,156
Moderna, Inc. (a)	5,169	550,809
Regeneron Pharmaceuticals, Inc. (a)	1,646	1,584,258
Swedish Orphan Biovitrum AB (a)	7,690	191,808
Vertex Pharmaceuticals, Inc. (a)	4,016	1,678,728

		18,851,113

Broadline Retail—1.2%
Amazon.com, Inc. (a)	142,440	25,693,327
eBay, Inc. (b)	8,087	426,832
Etsy, Inc. (a) (b)	1,866	128,232
Global-e Online Ltd. (a) (b)	3,889	141,365
Next PLC	4,781	558,216
Pan Pacific International Holdings Corp.	15,003	398,866
Prosus NV	57,727	1,808,944
Rakuten Group, Inc. (a)	59,117	335,462
Wesfarmers Ltd.	44,782	1,997,866

		31,489,110

Building Products—0.4%
A.O. Smith Corp.	1,914	171,227
AGC, Inc.	7,766	281,605
Allegion PLC (b)	1,368	184,283
Assa Abloy AB - Class B	39,553	1,134,569
Builders FirstSource, Inc. (a)	1,922	400,833
Carrier Global Corp.	13,019	756,795
Cie de Saint-Gobain SA	17,988	1,394,894
Daikin Industries Ltd.	10,424	1,425,898
Geberit AG	1,319	779,359
Johnson Controls International PLC	10,620	693,698
Kingspan Group PLC	6,141	559,037
Masco Corp.	3,425	270,164
Nibe Industrier AB - B Shares (b)	59,799	293,553
Rockwool AS - B Shares (a)	364	120,137
TOTO Ltd.	5,594	156,939
Trane Technologies PLC	3,546	1,064,509

		9,687,500

Capital Markets—1.4%
3i Group PLC	38,412	1,360,704
abrdn PLC	72,634	129,581
Ameriprise Financial, Inc.	1,561	684,405
Amundi SA	2,423	166,241
ASX Ltd.	7,520	325,504
Bank of New York Mellon Corp.	11,833	681,817
BlackRock, Inc.	2,179	1,816,632
Blackstone, Inc.	11,210	1,472,658

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Cboe Global Markets, Inc.	1,645	$302,236
Charles Schwab Corp.	23,191	1,677,637
CME Group, Inc.	5,610	1,207,777
Daiwa Securities Group, Inc.	52,608	400,359
Deutsche Bank AG	76,486	1,203,062
Deutsche Boerse AG	7,498	1,534,168
EQT AB	14,734	465,428
Euronext NV	3,381	321,576
FactSet Research Systems, Inc.	593	269,453
Franklin Resources, Inc.	4,677	131,470
Futu Holdings Ltd. (ADR) (a) (b)	2,132	115,448
Goldman Sachs Group, Inc.	5,082	2,122,701
Hargreaves Lansdown PLC	14,037	130,573
Hong Kong Exchanges & Clearing Ltd.	47,500	1,385,398
Intercontinental Exchange, Inc. (b)	8,923	1,226,288
Invesco Ltd.	7,004	116,196
Japan Exchange Group, Inc.	19,852	537,634
Julius Baer Group Ltd.	8,129	469,248
London Stock Exchange Group PLC	16,435	1,968,563
Macquarie Group Ltd.	14,436	1,878,862
MarketAxess Holdings, Inc.	591	129,577
Moody’s Corp.	2,452	963,710
Morgan Stanley	19,522	1,838,192
MSCI, Inc.	1,232	690,474
Nasdaq, Inc.	5,305	334,746
Nomura Holdings, Inc.	118,622	758,878
Northern Trust Corp.	3,196	284,188
Partners Group Holding AG	896	1,280,349
Raymond James Financial, Inc.	2,932	376,527
S&P Global, Inc.	5,007	2,130,228
SBI Holdings, Inc.	9,757	255,721
Schroders PLC	31,806	151,526
Singapore Exchange Ltd.	33,522	228,949
St. James’s Place PLC	21,647	127,374
State Street Corp.	4,705	363,791
T Rowe Price Group, Inc.	3,489	425,379
UBS Group AG	129,778	3,988,571

		38,429,799

Chemicals—1.2%
Air Liquide SA	20,697	4,313,275
Air Products & Chemicals, Inc.	3,464	839,223
Akzo Nobel NV	6,732	502,116
Albemarle Corp. (b)	1,829	240,952
Arkema SA	2,369	249,193
Asahi Kasei Corp.	49,499	362,551
BASF SE	35,222	2,011,373
Celanese Corp.	1,561	268,273
CF Industries Holdings, Inc.	2,977	247,716
Clariant AG (a)	8,514	115,056
Corteva, Inc.	10,936	630,679
Covestro AG (a)	7,458	408,000
Croda International PLC	5,234	324,626
Dow, Inc.	10,944	633,986
DSM-Firmenich AG	7,339	833,933
DuPont de Nemours, Inc. (b)	6,702	513,842

Chemicals—(Continued)
Eastman Chemical Co.	1,828	183,202
Ecolab, Inc.	3,944	910,670
EMS-Chemie Holding AG	277	212,440
Evonik Industries AG	9,194	181,766
FMC Corp. (b)	1,944	123,833
Givaudan SA	364	1,626,366
ICL Group Ltd.	30,529	161,586
International Flavors & Fragrances, Inc.	3,978	342,068
JSR Corp. (a)	7,032	201,178
Linde PLC	7,556	3,508,402
LyondellBasell Industries NV - Class A	3,989	407,995
Mitsubishi Chemical Group Corp.	50,509	307,661
Mitsui Chemicals, Inc.	6,781	198,841
Mosaic Co.	5,093	165,319
Nippon Paint Holdings Co. Ltd.	37,410	269,077
Nippon Sanso Holdings Corp.	6,880	215,984
Nissan Chemical Corp.	4,924	186,585
Nitto Denko Corp.	5,618	513,407
Novonesis (Novozymes)- B Shares	14,723	864,101
OCI NV	4,163	113,935
Orica Ltd.	17,826	212,509
PPG Industries, Inc. (b)	3,674	532,363
Sherwin-Williams Co.	3,670	1,274,701
Shin-Etsu Chemical Co. Ltd.	71,096	3,119,402
Sika AG	6,017	1,791,598
Syensqo SA (a)	2,924	276,836
Symrise AG	5,240	627,277
Toray Industries, Inc.	54,674	262,646
Umicore SA	8,264	178,128
Yara International ASA	6,533	206,997

		31,671,667

Commercial Services & Supplies—0.2%
Brambles Ltd.	54,913	579,008
Cintas Corp.	1,343	922,681
Copart, Inc. (a)	13,616	788,639
Dai Nippon Printing Co. Ltd. (b)	8,106	248,455
Rentokil Initial PLC	99,543	594,043
Republic Services, Inc.	3,187	610,119
Rollins, Inc.	4,375	202,431
Secom Co. Ltd.	8,317	603,063
Securitas AB - B Shares (b)	19,406	199,879
TOPPAN Holdings, Inc.	9,048	226,735
Veralto Corp.	3,417	302,951
Waste Management, Inc.	5,711	1,217,300

		6,495,304

Communications Equipment—0.3%
Arista Networks, Inc. (a)	3,927	1,138,752
Cisco Systems, Inc.	63,320	3,160,301
F5, Inc. (a)	916	173,664
Juniper Networks, Inc.	5,016	185,893
Motorola Solutions, Inc.	2,586	917,978
Nokia Oyj	210,439	744,562
Telefonaktiebolaget LM Ericsson - B Shares (b)	115,554	636,054

		6,957,204

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios SA	8,328	$348,465
Bouygues SA	7,542	307,814
Eiffage SA	2,900	328,801
Ferrovial SE	20,460	809,742
Kajima Corp.	16,652	341,472
Obayashi Corp.	25,614	304,252
Quanta Services, Inc. (b)	2,264	588,187
Shimizu Corp.	20,573	132,893
Skanska AB - B Shares (b)	13,425	238,566
Taisei Corp.	6,749	245,664
Vinci SA	19,758	2,530,759

		6,176,615

Construction Materials—0.2%
CRH PLC	27,378	2,361,945
Heidelberg Materials AG	5,143	565,713
Holcim AG	20,569	1,871,957
James Hardie Industries PLC (a)	17,368	697,406
Martin Marietta Materials, Inc.	963	591,224
Vulcan Materials Co.	2,071	565,217

		6,653,462

Consumer Finance—0.1%
American Express Co.	8,911	2,028,946
Capital One Financial Corp. (b)	5,928	882,620
Discover Financial Services	3,897	510,858
Synchrony Financial	6,340	273,381

		3,695,805

Consumer Staples Distribution & Retail—0.8%
Aeon Co. Ltd.	25,793	611,416
Carrefour SA	22,374	382,899
Coles Group Ltd.	52,815	584,165
Costco Wholesale Corp.	6,915	5,066,136
Dollar General Corp.	3,420	533,725
Dollar Tree, Inc. (a) (b)	3,225	429,409
Endeavour Group Ltd.	56,536	203,013
J Sainsbury PLC	65,419	223,566
Jeronimo Martins SGPS SA	11,174	221,708
Kesko Oyj - B Shares	10,777	201,218
Kobe Bussan Co. Ltd.	5,889	144,247
Koninklijke Ahold Delhaize NV	37,583	1,123,725
Kroger Co.	10,314	589,239
MatsukiyoCocokara & Co.	13,528	217,281
Ocado Group PLC (a)	22,887	131,877
Seven & i Holdings Co. Ltd.	88,467	1,287,705
Sysco Corp.	7,758	629,794
Target Corp.	7,194	1,274,849
Tesco PLC	278,434	1,041,928
Walgreens Boots Alliance, Inc.	11,154	241,930
Walmart, Inc.	66,704	4,013,580
Woolworths Group Ltd.	48,206	1,042,070

		20,195,480

Containers & Packaging—0.1%
Amcor PLC	22,522	214,184
Avery Dennison Corp.	1,255	280,179
Ball Corp. (b)	4,913	330,940
International Paper Co.	5,392	210,396
Packaging Corp. of America	1,386	263,035
SIG Group AG	12,067	267,535
Smurfit Kappa Group PLC	10,273	468,630
Westrock Co.	4,004	197,998

		2,232,897

Distributors—0.0%
D’ieteren Group	848	187,941
Genuine Parts Co.	2,185	338,522
LKQ Corp.	4,170	222,720
Pool Corp.	603	243,310

		992,493

Diversified Consumer Services—0.0%
IDP Education Ltd.	10,434	121,805
Pearson PLC	24,691	324,573

		446,378

Diversified REITs—0.4%
Abrdn Property Income Trust Ltd.	30,949	19,107
Activia Properties, Inc.	59	160,671
AEW U.K. REIT PLC	12,848	13,925
Alexander & Baldwin, Inc.	5,831	96,037
American Assets Trust, Inc.	3,924	85,975
Argosy Property Ltd.	68,113	45,805
Armada Hoffler Properties, Inc.	5,416	56,326
Balanced Commercial Property Trust Ltd.	43,876	45,126
British Land Co. PLC	75,100	375,361
Broadstone Net Lease, Inc.	15,116	236,868
Charter Hall Long Wale REIT	53,550	133,692
Covivio SA	6,305	324,887
Cromwell European Real Estate Investment Trust	25,500	37,955
Custodian Property Income Reit PLC	33,031	33,922
Daiwa House REIT Investment Corp.	181	309,478
Empire State Realty Trust, Inc. - Class A (b)	10,620	107,581
Essential Properties Realty Trust, Inc.	12,542	334,370
Global Net Lease, Inc. (b)	15,649	121,593
GPT Group	231,239	690,479
Growthpoint Properties Australia Ltd.	22,052	36,585
H&R Real Estate Investment Trust	20,853	142,402
Hankyu Hanshin REIT, Inc.	54	50,134
Heiwa Real Estate REIT, Inc.	81	76,103
Hulic Reit, Inc.	103	104,764
ICADE	2,640	71,467
KDX Realty Investment Corp.	499	531,178
Land Securities Group PLC	87,798	728,651
LondonMetric Property PLC	153,041	393,098
Merlin Properties Socimi SA	27,123	291,644
Mirvac Group	475,974	734,348
Mori Trust Reit, Inc.	204	98,349
NIPPON REIT Investment Corp.	35	82,023

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified REITs—(Continued)
Nomura Real Estate Master Fund, Inc.	530	$524,092
NTT UD REIT Investment Corp.	116	94,560
OUE Real Estate Investment Trust	174,050	36,075
Picton Property Income Ltd.	44,425	36,514
Schroder Real Estate Investment Trust Ltd.	39,709	20,991
Sekisui House Reit, Inc.	333	178,844
SK REITs Co. Ltd.	9,100	27,648
Star Asia Investment Corp.	179	69,037
Stockland	287,994	912,647
Stride Property Group	39,849	32,150
Sunlight Real Estate Investment Trust	87,850	18,184
Suntec Real Estate Investment Trust	171,578	137,097
Takara Leben Real Estate Investment Corp.	52	34,939
Tokyu REIT, Inc.	75	79,834
Tritax EuroBox PLC (144A)	65,530	44,996
U.K. Commercial Property REIT Ltd.	59,752	52,743
United Urban Investment Corp.	239	243,195
WP Carey, Inc.	17,574	991,876

		10,105,326

Diversified Telecommunication Services—0.6%
AT&T, Inc. (c)	111,418	1,960,957
BT Group PLC	255,135	353,039
Cellnex Telecom SA (a)	18,121	640,741
Deutsche Telekom AG	127,905	3,104,921
Elisa Oyj	5,612	250,356
HKT Trust & HKT Ltd.	149,298	174,167
Infrastrutture Wireless Italiane SpA	13,261	150,657
Koninklijke KPN NV	132,397	495,107
Nippon Telegraph & Telephone Corp.	1,179,285	1,403,977
Orange SA	73,479	863,205
Singapore Telecommunications Ltd.	325,866	610,699
Spark New Zealand Ltd.	71,584	203,792
Swisscom AG (a)	1,022	624,803
Telecom Italia SpA (a) (b)	393,171	95,178
Telefonica SA	192,882	852,208
Telenor ASA	24,849	276,368
Telia Co. AB	93,094	238,565
Telstra Group Ltd.	159,572	401,714
Verizon Communications, Inc.	65,514	2,748,968

		15,449,422

Electric Utilities—0.8%
Acciona SA	974	118,601
Alliant Energy Corp.	3,976	200,390
American Electric Power Co., Inc.	8,195	705,590
BKW AG	833	127,817
Chubu Electric Power Co., Inc.	25,416	331,509
CK Infrastructure Holdings Ltd.	25,089	146,823
CLP Holdings Ltd.	64,749	516,223
Constellation Energy Corp.	4,977	919,998
Duke Energy Corp. (b)	12,014	1,161,874
Edison International	5,977	422,753
EDP - Energias de Portugal SA	123,823	483,055
Elia Group SA	1,160	125,396
Endesa SA	12,533	232,318

Electric Utilities—(Continued)
Enel SpA	320,954	2,118,772
Entergy Corp.	3,295	348,216
Evergy, Inc. (b)	3,580	191,100
Eversource Energy	5,443	325,328
Exelon Corp.	15,512	582,786
FirstEnergy Corp.	8,047	310,775
Fortum Oyj (b)	17,702	218,473
Iberdrola SA	242,170	3,006,738
Kansai Electric Power Co., Inc.	27,754	395,445
Mercury NZ Ltd.	27,448	113,626
NextEra Energy, Inc.	31,971	2,043,267
NRG Energy, Inc.	3,518	238,133
Origin Energy Ltd.	67,977	407,706
Orsted AS (a)	7,464	420,241
PG&E Corp.	33,246	557,203
Pinnacle West Capital Corp. (b)	1,767	132,048
Power Assets Holdings Ltd.	54,712	320,183
PPL Corp. (b)	11,486	316,210
Redeia Corp. SA	16,013	273,383
Southern Co.	16,995	1,219,221
SSE PLC	43,128	899,261
Terna - Rete Elettrica Nazionale	55,519	460,418
Tokyo Electric Power Co. Holdings, Inc. (a)	60,249	366,333
Verbund AG	2,687	196,762
Xcel Energy, Inc.	8,599	462,196

		21,416,171

Electrical Equipment—0.7%
ABB Ltd.	62,608	2,905,806
AMETEK, Inc.	3,596	657,708
Eaton Corp. PLC	6,222	1,945,495
Emerson Electric Co.	8,909	1,010,459
Fuji Electric Co. Ltd.	4,966	332,968
Generac Holdings, Inc. (a)	957	120,716
Hubbell, Inc.	836	346,982
Legrand SA	10,419	1,102,309
Mitsubishi Electric Corp.	76,232	1,277,764
NIDEC Corp.	16,435	678,407
Prysmian SpA	10,366	541,366
Rockwell Automation, Inc. (b)	1,786	520,315
Schneider Electric SE	21,471	4,855,286
Siemens Energy AG (a)	20,501	376,123
Vestas Wind Systems AS (a)	39,852	1,107,031

		17,778,735

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	9,329	1,076,100
Azbil Corp.	4,699	130,059
CDW Corp.	2,087	533,813
Corning, Inc.	11,965	394,366
Halma PLC	14,980	447,610
Hamamatsu Photonics KK	5,491	193,551
Hexagon AB - B Shares	81,930	969,811
Hirose Electric Co. Ltd.	1,105	113,497
Ibiden Co. Ltd. (b)	4,410	197,938
Jabil, Inc.	1,988	266,293

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Keyence Corp.	7,714	$3,587,005
Keysight Technologies, Inc. (a)	2,722	425,666
Kyocera Corp.	50,648	676,486
Murata Manufacturing Co. Ltd.	68,046	1,280,447
Omron Corp.	6,961	249,503
Shimadzu Corp.	9,369	261,291
TDK Corp.	15,315	752,352
TE Connectivity Ltd.	4,812	698,895
Teledyne Technologies, Inc. (a)	735	315,550
Trimble, Inc. (a) (b)	3,876	249,459
Yokogawa Electric Corp.	9,036	208,251
Zebra Technologies Corp. - Class A (a)	800	241,152

		13,269,095

Energy Equipment & Services—0.1%
Baker Hughes Co.	15,596	522,466
Halliburton Co.	13,870	546,755
Schlumberger NV	22,243	1,219,139
Tenaris SA	18,633	368,172

		2,656,532

Entertainment—0.5%
Bollore SE	28,111	187,684
Capcom Co. Ltd.	13,758	257,932
Electronic Arts, Inc.	3,791	502,952
Konami Group Corp.	3,931	267,605
Live Nation Entertainment, Inc. (a) (b)	2,211	233,857
Netflix, Inc. (a)	6,744	4,095,834
Nexon Co. Ltd.	13,490	224,060
Nintendo Co. Ltd.	40,961	2,241,913
Sea Ltd. (ADR) (a) (b)	14,552	781,588
Square Enix Holdings Co. Ltd.	3,356	129,138
Take-Two Interactive Software, Inc. (a) (b)	2,471	366,919
Toho Co. Ltd.	4,379	145,538
Universal Music Group NV	32,349	972,694
Walt Disney Co.	28,584	3,497,538
Warner Bros Discovery, Inc. (a)	34,580	301,883

		14,207,135

Financial Services—1.4%
Adyen NV (a)	857	1,451,688
Berkshire Hathaway, Inc. - Class B (a)	28,352	11,922,583
Corpay, Inc. (a)	1,125	347,108
Edenred SE	9,849	525,068
Eurazeo SE	1,651	144,626
EXOR NV	3,693	410,428
Fidelity National Information Services, Inc.	9,233	684,904
Fiserv, Inc. (a)	9,353	1,494,796
Global Payments, Inc.	4,058	542,392
Groupe Bruxelles Lambert NV	3,473	262,656
Industrivarden AB - A Shares	5,028	172,970
Industrivarden AB - C Shares (b)	5,938	203,959
Investor AB - B Shares	68,306	1,712,226
Jack Henry & Associates, Inc. (b)	1,135	197,184
L E Lundbergforetagen AB - B Shares	2,999	162,416

Financial Services—(Continued)
M&G PLC	88,791	247,418
Mastercard, Inc. - Class A	12,856	6,191,064
Mitsubishi HC Capital, Inc.	31,876	222,145
Nexi SpA (a)	23,303	147,771
ORIX Corp.	46,312	1,012,579
PayPal Holdings, Inc. (a)	16,701	1,118,800
Sofina SA	608	136,293
Visa, Inc. - Class A (b)	24,646	6,878,206
Washington H Soul Pattinson & Co. Ltd.	9,258	202,791
Wise PLC - Class A (a)	24,262	284,737
Worldline SA (a)	9,491	117,505

		36,794,313

Food Products—0.9%
Ajinomoto Co., Inc. (b)	18,546	692,295
Archer-Daniels-Midland Co.	8,312	522,077
Associated British Foods PLC	13,456	424,758
Barry Callebaut AG	141	204,655
Bunge Global SA	2,264	232,105
Campbell Soup Co. (b)	3,066	136,284
Chocoladefabriken Lindt & Spruengli AG	4	482,443
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	38	454,595
Conagra Brands, Inc.	7,449	220,788
Danone SA	25,410	1,641,850
General Mills, Inc.	8,849	619,165
Hershey Co.	2,336	454,352
Hormel Foods Corp.	4,516	157,563
J.M. Smucker Co.	1,654	208,189
JDE Peet’s NV	3,847	80,766
Kellanova	4,110	235,462
Kerry Group PLC - Class A	6,230	534,690
Kikkoman Corp.	26,555	340,756
Kraft Heinz Co.	12,423	458,409
Lamb Weston Holdings, Inc.	2,250	239,692
Lotus Bakeries NV	16	154,491
McCormick & Co., Inc.	3,918	300,942
MEIJI Holdings Co. Ltd.	9,288	202,643
Mondelez International, Inc. - Class A	20,982	1,468,740
Mowi ASA	18,364	337,511
Nestle SA	105,345	11,185,576
Nissin Foods Holdings Co. Ltd.	7,950	219,186
Orkla ASA	27,661	195,155
Salmar ASA	2,605	172,210
Tyson Foods, Inc. - Class A	4,462	262,053
WH Group Ltd.	328,822	217,004
Wilmar International Ltd.	76,150	193,180
Yakult Honsha Co. Ltd. (b)	10,141	207,133

		23,456,718

Gas Utilities—0.1%
APA Group	50,624	277,607
Atmos Energy Corp. (b)	2,350	279,344
Enagas SA	9,821	145,949
Hong Kong & China Gas Co. Ltd.	442,133	335,365
Osaka Gas Co. Ltd.	14,776	332,789

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
Snam SpA	79,569	$375,575
Tokyo Gas Co. Ltd. (b)	14,566	331,777

		2,078,406

Ground Transportation—0.4%
Aurizon Holdings Ltd.	72,632	189,448
Central Japan Railway Co.	30,518	757,644
CSX Corp.	30,794	1,141,534
East Japan Railway Co.	35,799	686,370
Grab Holdings Ltd. - Class A (a)	74,972	235,412
Hankyu Hanshin Holdings, Inc.	9,056	259,471
J.B. Hunt Transport Services, Inc.	1,271	253,247
Keisei Electric Railway Co. Ltd.	5,460	221,719
Kintetsu Group Holdings Co. Ltd.	7,188	209,349
MTR Corp. Ltd.	61,304	202,091
Norfolk Southern Corp.	3,520	897,142
Odakyu Electric Railway Co. Ltd. (b)	12,358	170,257
Old Dominion Freight Line, Inc. (b)	2,788	611,436
Tobu Railway Co. Ltd.	7,490	187,142
Tokyu Corp.	19,764	240,310
Uber Technologies, Inc. (a)	32,067	2,468,838
Union Pacific Corp.	9,502	2,336,827
West Japan Railway Co.	17,388	362,261

		11,430,498

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	27,053	3,074,844
Alcon, Inc.	19,720	1,632,608
Align Technology, Inc. (a)	1,110	363,991
Asahi Intecc Co. Ltd.	8,604	150,845
Baxter International, Inc.	7,913	338,202
Becton Dickinson & Co.	4,502	1,114,020
BioMerieux	1,635	180,121
Boston Scientific Corp. (a)	22,829	1,563,558
Carl Zeiss Meditec AG	1,588	198,399
Cochlear Ltd.	2,584	568,393
Coloplast AS - Class B	4,977	673,574
Cooper Cos., Inc.	3,097	314,222
Demant AS (a)	3,976	198,221
Dentsply Sirona, Inc.	3,301	109,560
DexCom, Inc. (a)	6,007	833,171
DiaSorin SpA	883	85,179
Edwards Lifesciences Corp. (a)	9,451	903,138
EssilorLuxottica SA	11,641	2,640,110
Fisher & Paykel Healthcare Corp. Ltd. - Class C	23,043	353,142
GE HealthCare Technologies, Inc.	6,315	574,097
Getinge AB - B Shares	9,026	181,483
Hologic, Inc. (a)	3,658	285,178
Hoya Corp.	13,858	1,734,771
IDEXX Laboratories, Inc. (a)	1,294	698,669
Insulet Corp. (a) (b)	1,088	186,483
Intuitive Surgical, Inc. (a)	5,490	2,191,004
Koninklijke Philips NV	30,641	614,440
Medtronic PLC	20,720	1,805,748
Olympus Corp.	47,477	683,028
ResMed, Inc.	2,292	453,885

Health Care Equipment & Supplies—(Continued)
Siemens Healthineers AG (a)	11,128	680,981
Smith & Nephew PLC	34,496	436,216
Sonova Holding AG	2,000	578,869
STERIS PLC (b)	1,540	346,223
Straumann Holding AG	4,405	703,152
Stryker Corp.	5,269	1,885,617
Sysmex Corp.	20,001	356,875
Teleflex, Inc.	732	165,556
Terumo Corp.	53,072	972,777
Zimmer Biomet Holdings, Inc.	3,256	429,727

		31,260,077

Health Care Providers & Services—0.7%
Amplifon SpA	4,913	179,153
Cardinal Health, Inc.	3,790	424,101
Cencora, Inc. (b)	2,580	626,914
Centene Corp. (a)	8,329	653,660
Chartwell Retirement Residences (b)	19,378	176,820
Cigna Group (b)	4,558	1,655,420
CVS Health Corp.	19,610	1,564,094
DaVita, Inc. (a) (b)	839	115,824
EBOS Group Ltd.	6,055	123,900
Elevance Health, Inc.	3,661	1,898,375
Fresenius Medical Care AG	8,104	311,672
Fresenius SE & Co. KGaA	16,669	449,555
HCA Healthcare, Inc.	3,086	1,029,274
Henry Schein, Inc. (a) (b)	2,025	152,928
Humana, Inc.	1,905	660,502
Laboratory Corp. of America Holdings	1,323	289,023
McKesson Corp.	2,048	1,099,469
Molina Healthcare, Inc. (a)	904	371,390
NMC Health PLC (a) (d) (e)	8,180	0
Quest Diagnostics, Inc.	1,730	230,280
Ramsay Health Care Ltd.	7,243	266,773
Sonic Healthcare Ltd.	17,614	337,558
UnitedHealth Group, Inc.	14,413	7,130,111
Universal Health Services, Inc. - Class B	951	173,519

		19,920,315

Health Care REITs—0.4%
Aedifica SA	3,827	234,859
Assura PLC	236,410	126,144
CareTrust REIT, Inc.	9,640	234,927
Cofinimmo SA (a)	2,986	195,144
Community Healthcare Trust, Inc. (b)	2,145	56,950
Health Care & Medical Investment Corp.	28	24,949
Healthcare Realty Trust, Inc. (b)	30,792	435,707
HealthCo REIT	36,376	30,108
Healthpeak Properties, Inc.	68,298	1,280,588
Impact Healthcare Reit PLC	25,936	27,600
Life Science Reit PLC	28,434	14,117
LTC Properties, Inc. (b)	3,297	107,185
Medical Properties Trust, Inc. (b)	48,116	226,145
National Health Investors, Inc. (b)	3,357	210,920
NorthWest Healthcare Properties Real Estate Investment Trust	17,267	59,785
Omega Healthcare Investors, Inc.	19,839	628,301

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care REITs—(Continued)
Parkway Life Real Estate Investment Trust	31,100	$80,713
Primary Health Properties PLC	107,159	126,988
Sabra Health Care REIT, Inc.	18,613	274,914
Target Healthcare REIT PLC	50,337	53,564
Ventas, Inc.	38,671	1,683,735
Vital Healthcare Property Trust	40,290	53,686
Welltower, Inc. (b)	53,577	5,006,235

		11,173,264

Health Care Technology—0.0%
M3, Inc.	17,372	250,345

Hotel & Resort REITs—0.2%
Apple Hospitality REIT, Inc.	17,339	284,013
CapitaLand Ascott Trust	199,658	139,653
CDL Hospitality Trusts	70,794	53,555
DiamondRock Hospitality Co. (b)	16,908	162,486
Far East Hospitality Trust	79,100	37,498
Hoshino Resorts REIT, Inc.	21	80,201
Host Hotels & Resorts, Inc.	67,672	1,399,457
Hotel Property Investments Ltd.	15,574	34,305
Invincible Investment Corp.	545	244,932
Japan Hotel REIT Investment Corp.	377	197,739
Park Hotels & Resorts, Inc.	16,848	294,671
Pebblebrook Hotel Trust (b)	9,560	147,320
RLJ Lodging Trust (b)	12,329	145,729
Ryman Hospitality Properties, Inc.	4,693	542,558
Service Properties Trust (b)	13,259	89,896
Summit Hotel Properties, Inc. (b)	8,426	54,853
Sunstone Hotel Investors, Inc.	16,527	184,111
Xenia Hotels & Resorts, Inc. (b)	8,489	127,420

		4,220,397

Hotels, Restaurants & Leisure—0.9%
Accor SA	7,466	348,518
Airbnb, Inc. - Class A (a)	6,787	1,119,583
Amadeus IT Group SA	17,778	1,140,140
Aristocrat Leisure Ltd.	22,858	640,573
Booking Holdings, Inc.	544	1,973,567
Caesars Entertainment, Inc. (a)	3,361	147,010
Carnival Corp. (a)	15,700	256,538
Chipotle Mexican Grill, Inc. (a)	427	1,241,191
Compass Group PLC	67,442	1,976,528
Darden Restaurants, Inc.	1,861	311,066
Delivery Hero SE (a)	6,969	199,346
Domino’s Pizza, Inc.	544	270,303
Entain PLC	25,206	253,370
Evolution AB	7,232	897,980
Expedia Group, Inc. (a)	2,038	280,734
Flutter Entertainment PLC (a)	6,986	1,394,848
Galaxy Entertainment Group Ltd.	86,549	435,066
Genting Singapore Ltd.	238,577	156,127
Hilton Worldwide Holdings, Inc.	3,929	838,095
InterContinental Hotels Group PLC	6,521	678,331
La Francaise des Jeux SAEM	4,145	168,949
Las Vegas Sands Corp.	5,754	297,482

Hotels, Restaurants & Leisure—(Continued)
Lottery Corp. Ltd.	87,825	294,783
Marriott International, Inc. - Class A	3,844	969,880
McDonald’s Corp.	11,303	3,186,881
McDonald’s Holdings Co. Japan Ltd.	3,382	152,125
MGM Resorts International (a)	4,258	201,020
Norwegian Cruise Line Holdings Ltd. (a) (b)	6,629	138,745
Oriental Land Co. Ltd. (b)	43,101	1,380,638
Royal Caribbean Cruises Ltd. (a) (b)	3,676	511,001
Sands China Ltd. (a)	95,814	270,215
Sodexo SA	3,491	299,324
Starbucks Corp.	17,643	1,612,394
Whitbread PLC	7,357	308,168
Wynn Resorts Ltd.	1,485	151,812
Yum! Brands, Inc.	4,379	607,148
Zensho Holdings Co. Ltd.	3,836	159,731

		25,269,210

Household Durables—0.4%
Barratt Developments PLC	38,456	231,273
Berkeley Group Holdings PLC	4,187	251,784
DR Horton, Inc.	4,654	765,816
Garmin Ltd.	2,385	355,055
Iida Group Holdings Co. Ltd. (b)	6,039	78,089
Lennar Corp. - Class A	3,851	662,295
Mohawk Industries, Inc. (a)	824	107,853
NVR, Inc. (a)	50	404,998
Panasonic Holdings Corp.	87,147	831,434
Persimmon PLC	12,604	209,127
PulteGroup, Inc.	3,305	398,649
SEB SA	983	126,067
Sekisui Chemical Co. Ltd.	15,053	220,118
Sekisui House Ltd.	23,548	535,625
Sharp Corp. (a)	10,285	57,300
Sony Group Corp.	49,755	4,264,130
Taylor Wimpey PLC	139,508	241,786

		9,741,399

Household Products—0.4%
Church & Dwight Co., Inc. (b)	3,839	400,446
Clorox Co.	1,934	296,115
Colgate-Palmolive Co.	12,830	1,155,341
Essity AB - Class B	24,044	571,002
Henkel AG & Co. KGaA	4,100	295,292
Kimberly-Clark Corp.	5,250	679,088
Procter & Gamble Co.	36,667	5,949,221
Reckitt Benckiser Group PLC	28,168	1,602,449
Unicharm Corp.	15,893	505,781

		11,454,735

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	10,435	187,100
EDP Renovaveis SA	12,122	164,435
Meridian Energy Ltd.	51,035	180,224
RWE AG	24,950	846,745

		1,378,504

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.6%
3M Co.	8,613	$913,581
CK Hutchison Holdings Ltd.	105,849	511,729
DCC PLC	3,900	283,896
General Electric Co.	16,959	2,976,813
Hikari Tsushin, Inc.	793	148,999
Hitachi Ltd.	36,586	3,341,755
Honeywell International, Inc.	10,273	2,108,533
Investment AB Latour - B Shares	5,842	153,471
Jardine Cycle & Carriage Ltd.	3,759	67,304
Jardine Matheson Holdings Ltd.	6,237	232,571
Keppel Ltd.	57,954	315,388
Lifco AB - B Shares	9,198	239,867
Siemens AG	29,986	5,724,479
Smiths Group PLC	13,713	284,500

		17,302,886

Industrial REITs—1.0%
Advance Logistics Investment Corp.	54	43,324
AIMS APAC REIT	51,500	48,867
Americold Realty Trust, Inc.	22,980	572,662
ARGAN SA	798	72,199
CapitaLand Ascendas REIT	436,110	896,329
Centuria Industrial REIT	42,606	98,295
CRE Logistics REIT, Inc.	49	48,749
Dexus Industria REIT	17,185	34,650
Dream Industrial Real Estate Investment Trust	20,436	198,846
EastGroup Properties, Inc.	3,709	666,767
ESR Kendall Square REIT Co. Ltd.	9,757	31,927
ESR-LOGOS REIT	498,907	109,011
First Industrial Realty Trust, Inc.	10,700	562,178
Frasers Logistics & Commercial Trust	232,100	182,273
GLP J-REIT	562	471,647
Goodman Group	217,334	4,789,189
Goodman Property Trust	89,407	121,785
Granite Real Estate Investment Trust	4,844	276,468
Industrial & Infrastructure Fund Investment Corp.	189	171,684
Innovative Industrial Properties, Inc.	2,245	232,447
Intervest Offices & Warehouses NV	256	5,703
Japan Logistics Fund, Inc.	72	131,224
LaSalle Logiport REIT	151	154,873
LXP Industrial Trust (b)	23,299	210,157
Mapletree Industrial Trust	159,962	277,695
Mapletree Logistics Trust	406,465	439,664
Mitsubishi Estate Logistics REIT Investment Corp.	39	99,356
Mitsui Fudosan Logistics Park, Inc.	46	138,396
Montea NV	1,451	130,634
Nippon Prologis REIT, Inc.	289	515,008
Prologis, Inc.	89,263	11,623,828
Rexford Industrial Realty, Inc. (b)	17,064	858,319
Segro PLC	154,273	1,757,325
SOSiLA Logistics REIT, Inc.	57	45,979
STAG Industrial, Inc. (b)	14,734	566,375
Terreno Realty Corp.	6,782	450,325
Tritax Big Box REIT PLC	154,500	307,136
Urban Logistics REIT PLC	37,409	54,091
Warehouse Reit PLC	32,197	33,539

Security Description	Shares	Value

Industrial REITs—(Continued)
Warehouses De Pauw CVA	20,546	$586,005

		28,014,929

Insurance—1.8%
Admiral Group PLC	10,273	367,679
Aegon Ltd.	57,285	349,046
Aflac, Inc.	8,203	704,310
Ageas SA	6,305	292,041
AIA Group Ltd.	448,385	3,009,107
Allianz SE	15,457	4,632,231
Allstate Corp.	4,090	707,611
American International Group, Inc.	10,940	855,180
Aon PLC - Class A (b)	3,120	1,041,206
Arch Capital Group Ltd. (a)	5,781	534,396
Arthur J. Gallagher & Co.	3,378	844,635
ASR Nederland NV	6,254	306,176
Assicurazioni Generali SpA	39,996	1,012,751
Assurant, Inc.	809	152,286
Aviva PLC	108,104	678,426
AXA SA	71,669	2,691,078
Baloise Holding AG	1,807	283,075
Brown & Brown, Inc.	3,681	322,235
Chubb Ltd.	6,315	1,636,406
Cincinnati Financial Corp.	2,430	301,733
Dai-ichi Life Holdings, Inc.	37,104	946,763
Everest Group Ltd. (b)	673	267,517
Gjensidige Forsikring ASA	7,892	114,552
Globe Life, Inc.	1,335	155,354
Hannover Rueck SE	2,379	651,090
Hartford Financial Services Group, Inc.	4,651	479,286
Helvetia Holding AG	1,465	201,908
Insurance Australia Group Ltd.	94,762	395,229
Japan Post Holdings Co. Ltd.	81,973	825,151
Japan Post Insurance Co. Ltd.	7,598	145,135
Legal & General Group PLC	235,961	756,987
Loews Corp.	2,839	222,265
Marsh & McLennan Cos., Inc.	7,667	1,579,249
Medibank Pvt Ltd.	108,670	266,273
MetLife, Inc. (f)	9,566	708,936
MS&AD Insurance Group Holdings, Inc.	50,652	896,238
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,385	2,627,514
NN Group NV	10,684	494,200
Phoenix Group Holdings PLC	29,640	206,858
Poste Italiane SpA	18,038	225,837
Principal Financial Group, Inc.	3,418	295,008
Progressive Corp.	9,121	1,886,405
Prudential Financial, Inc.	5,625	660,375
Prudential PLC	108,508	1,020,683
QBE Insurance Group Ltd.	58,952	696,623
Sampo Oyj - A Shares	17,814	759,430
Sompo Holdings, Inc.	35,298	739,947
Suncorp Group Ltd.	50,123	535,580
Swiss Life Holding AG	1,165	816,520
Swiss Re AG	11,903	1,530,224
T&D Holdings, Inc.	19,294	335,622
Talanx AG	2,547	201,650

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Tokio Marine Holdings, Inc.	71,135	$2,234,260
Travelers Cos., Inc.	3,556	818,378
Tryg AS	13,777	283,603
W.R. Berkley Corp.	3,158	279,293
Willis Towers Watson PLC	1,598	439,450
Zurich Insurance Group AG	5,776	3,114,308

		49,535,309

Interactive Media & Services—1.6%
Adevinta ASA (a)	13,799	144,917
Alphabet, Inc. - Class A (a)	91,829	13,859,751
Alphabet, Inc. - Class C (a) (c)	76,902	11,709,099
Auto Trader Group PLC	35,804	316,174
CAR Group Ltd.	14,133	332,321
LY Corp.	105,481	266,516
Match Group, Inc. (a) (b)	4,236	153,682
Meta Platforms, Inc. - Class A (c)	34,283	16,647,139
REA Group Ltd.	2,085	252,024
Scout24 SE	2,959	223,028
SEEK Ltd.	14,056	229,487

		44,134,138

IT Services—0.5%
Accenture PLC - Class A	9,770	3,386,380
Akamai Technologies, Inc. (a)	2,350	255,586
Bechtle AG	3,232	170,788
Capgemini SE	6,131	1,413,764
Cognizant Technology Solutions Corp. - Class A	7,760	568,730
EPAM Systems, Inc. (a)	899	248,268
Fujitsu Ltd.	69,890	1,119,115
Gartner, Inc. (a)	1,215	579,154
International Business Machines Corp.	14,258	2,722,708
NEC Corp.	9,710	706,509
Nomura Research Institute Ltd.	15,215	429,452
NTT Data Group Corp.	24,900	395,720
Obic Co. Ltd.	2,728	411,141
Otsuka Corp.	8,922	189,258
SCSK Corp.	6,220	115,333
TIS, Inc.	8,710	186,445
VeriSign, Inc. (a)	1,373	260,197
Wix.com Ltd. (a)	2,143	294,620

		13,453,168

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	23,658	437,991
Hasbro, Inc. (b)	2,033	114,905
Shimano, Inc.	3,009	449,316
Yamaha Corp. (b)	5,131	110,551

		1,112,763

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	4,566	664,399
Bachem Holding AG	1,332	127,558
Bio-Rad Laboratories, Inc. - Class A (a)	326	112,754
Bio-Techne Corp.	2,449	172,385

Life Sciences Tools & Services—(Continued)
Charles River Laboratories International, Inc. (a) (b)	799	216,489
Danaher Corp.	10,248	2,559,130
Eurofins Scientific SE	5,330	339,429
Illumina, Inc. (a)	2,475	339,867
IQVIA Holdings, Inc. (a)	2,844	719,219
Lonza Group AG	2,939	1,759,699
Mettler-Toledo International, Inc. (a)	335	445,982
Qiagen NV (a)	8,728	373,232
Revvity, Inc.	1,923	201,915
Sartorius Stedim Biotech (a)	1,152	328,287
Thermo Fisher Scientific, Inc.	6,021	3,499,465
Waters Corp. (a) (b)	921	317,036
West Pharmaceutical Services, Inc.	1,153	456,254

		12,633,100

Machinery—1.2%
Alfa Laval AB	11,417	448,777
Alstom SA	11,373	173,253
Atlas Copco AB - A Shares	106,001	1,788,801
Atlas Copco AB - B Shares	61,595	909,270
Caterpillar, Inc.	7,933	2,906,889
Cummins, Inc.	2,210	651,176
Daifuku Co. Ltd.	11,992	287,657
Daimler Truck Holding AG	21,109	1,069,315
Deere & Co.	4,058	1,666,783
Dover Corp.	2,180	386,274
Epiroc AB - A Shares	26,004	490,319
Epiroc AB - B Shares	15,388	260,597
FANUC Corp.	37,594	1,051,463
Fortive Corp.	5,465	470,099
GEA Group AG	6,460	273,127
Hitachi Construction Machinery Co. Ltd.	4,209	127,090
Hoshizaki Corp.	4,252	155,081
Husqvarna AB - B Shares	13,815	118,223
IDEX Corp.	1,178	287,456
Illinois Tool Works, Inc.	4,237	1,136,914
Indutrade AB (a)	10,782	293,714
Ingersoll Rand, Inc.	6,308	598,945
Knorr-Bremse AG	2,862	216,463
Komatsu Ltd.	36,506	1,081,027
Kone Oyj - Class B	12,907	600,360
Kubota Corp.	39,490	628,822
Makita Corp.	8,867	251,553
Metso Oyj	26,168	310,496
Minebea Mitsumi, Inc. (b)	14,307	280,451
MISUMI Group, Inc.	11,243	156,822
Mitsubishi Heavy Industries Ltd.	126,430	1,146,851
Nordson Corp.	846	232,261
Otis Worldwide Corp.	6,318	627,188
PACCAR, Inc.	8,151	1,009,827
Parker-Hannifin Corp.	2,001	1,112,136
Pentair PLC	2,576	220,093
Rational AG	202	174,093
Sandvik AB	42,075	933,564
Schindler Holding AG	926	225,866
Schindler Holding AG (Participation Certificate)	1,607	404,608

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Seatrium Ltd. (a)	1,749,828	$102,457
SKF AB - B Shares (b)	13,449	274,131
SMC Corp.	2,241	1,264,512
Snap-on, Inc.	822	243,493
Spirax-Sarco Engineering PLC	2,911	370,030
Stanley Black & Decker, Inc. (b)	2,389	233,955
Techtronic Industries Co. Ltd.	54,335	736,654
Toyota Industries Corp.	5,738	599,820
VAT Group AG (144A)	1,065	550,820
Volvo AB - A Shares	7,901	217,572
Volvo AB - B Shares (b)	59,553	1,612,873
Wartsila Oyj Abp	18,679	283,748
Westinghouse Air Brake Technologies Corp.	2,792	406,739
Xylem, Inc.	3,757	485,555
Yaskawa Electric Corp.	9,493	403,807

		32,949,870

Marine Transportation — 0.1%
AP Moller - Maersk AS - Class A (b)	120	153,352
AP Moller - Maersk AS - Class B	162	210,633
Kawasaki Kisen Kaisha Ltd. (b)	15,588	209,297
Kuehne & Nagel International AG	2,144	596,660
Mitsui OSK Lines Ltd. (b)	13,563	413,228
Nippon Yusen KK (b)	18,168	498,080
SITC International Holdings Co. Ltd.	52,471	95,872

		2,177,122

Media—0.2%
Charter Communications, Inc. - Class A (a) (b)	1,539	447,279
Comcast Corp. - Class A	61,745	2,676,646
Dentsu Group, Inc.	8,030	222,451
Fox Corp. - Class A	3,729	116,606
Fox Corp. - Class B	2,056	58,843
Informa PLC	54,221	568,466
Interpublic Group of Cos., Inc. (b)	5,968	194,736
News Corp. - Class A (b)	5,922	155,038
News Corp. - Class B (b)	1,787	48,356
Omnicom Group, Inc.	3,085	298,505
Paramount Global - Class B (b)	7,518	88,487
Publicis Groupe SA	9,032	984,298
Vivendi SE	26,415	288,122
WPP PLC	42,412	401,374

		6,549,207

Metals & Mining—0.8%
Anglo American PLC	50,145	1,239,098
Antofagasta PLC	15,560	401,680
ArcelorMittal SA	20,192	554,726
BHP Group Ltd.	199,990	5,775,548
BlueScope Steel Ltd.	17,595	273,784
Boliden AB	10,792	298,986
Endeavour Mining PLC	7,246	147,446
Fortescue Ltd.	66,828	1,119,850
Freeport-McMoRan, Inc.	22,345	1,050,662
Glencore PLC	409,258	2,251,512

Metals & Mining—(Continued)
JFE Holdings, Inc.	22,723	375,837
Mineral Resources Ltd.	6,910	319,836
Newmont Corp. (b)	17,959	643,651
Nippon Steel Corp. (b)	33,773	812,036
Norsk Hydro ASA	52,353	288,697
Northern Star Resources Ltd.	45,347	432,838
Nucor Corp.	3,831	758,155
Pilbara Minerals Ltd.	112,811	282,732
Rio Tinto Ltd.	14,649	1,164,621
Rio Tinto PLC	44,442	2,820,094
South32 Ltd.	178,718	350,920
Steel Dynamics, Inc.	2,370	351,305
Sumitomo Metal Mining Co. Ltd.	9,774	289,887
voestalpine AG	4,579	128,487

		22,132,388

Multi-Utilities—0.4%
Ameren Corp. (b)	4,097	303,014
CenterPoint Energy, Inc.	9,836	280,228
Centrica PLC	212,984	342,983
CMS Energy Corp. (b)	4,588	276,840
Consolidated Edison, Inc.	5,379	488,467
Dominion Energy, Inc. (b)	13,040	641,438
DTE Energy Co.	3,217	360,754
E.ON SE	88,598	1,231,470
Engie SA	72,078	1,211,254
National Grid PLC	146,792	1,974,861
NiSource, Inc.	6,442	178,186
Public Service Enterprise Group, Inc.	7,765	518,547
Sembcorp Industries Ltd.	34,900	139,617
Sempra	9,807	704,437
Veolia Environnement SA	27,195	882,282
WEC Energy Group, Inc.	4,915	403,620

		9,937,998

Office REITs—0.4%
Abacus Group	40,940	33,351
Alexandria Real Estate Equities, Inc. (b)	16,521	2,129,722
Allied Properties Real Estate Investment Trust (b)	10,255	133,776
Boston Properties, Inc. (b)	14,967	977,495
Brandywine Realty Trust (b)	13,682	65,674
Centuria Office REIT	37,536	32,703
Champion REIT	150,206	30,900
CLS Holdings PLC	13,492	14,685
COPT Defense Properties	9,067	219,149
Cousins Properties, Inc.	12,266	294,875
Cromwell Property Group	115,157	32,701
Daiwa Office Investment Corp.	22	85,710
Derwent London PLC	9,037	247,279
Dexus	129,837	670,994
Douglas Emmett, Inc. (b)	12,967	179,852
Easterly Government Properties, Inc. (b)	7,707	88,708
Gecina SA	6,010	613,511
Global One Real Estate Investment Corp. (b)	83	59,679
Great Portland Estates PLC	17,458	85,644
Helical PLC	8,326	21,858

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Office REITs—(Continued)
Highwoods Properties, Inc. (b)	8,433	$220,776
Hudson Pacific Properties, Inc. (b)	11,105	71,627
Ichigo Office REIT Investment Corp.	95	51,571
Inmobiliaria Colonial Socimi SA	25,787	152,760
Japan Excellent, Inc.	100	85,920
Japan Prime Realty Investment Corp.	74	164,299
Japan Real Estate Investment Corp. (b)	159	566,889
JBG SMITH Properties (b)	7,546	121,113
JR Global Reit	9,398	29,111
Keppel REIT	198,732	128,072
Kilroy Realty Corp.	9,455	344,446
Mirai Corp.	151	45,891
Mori Hills REIT Investment Corp. - Class C	128	116,517
Nippon Building Fund, Inc.	184	736,575
NSI NV	1,465	30,016
One REIT, Inc.	20	34,993
Orix JREIT, Inc.	213	231,834
Paramount Group, Inc.	14,874	69,759
Piedmont Office Realty Trust, Inc. - Class A	9,929	69,801
Precinct Properties Group	107,970	78,325
Prosperity REIT	96,200	15,988
Regional REIT Ltd. (144A)	35,698	9,447
Sankei Real Estate, Inc.	37	21,680
Shinhan Alpha REIT Co. Ltd.	5,530	27,610
SL Green Realty Corp. (b)	5,210	287,227
Vornado Realty Trust (b)	14,328	412,217
Workspace Group PLC	11,619	75,288

		10,218,018

Oil, Gas & Consumable Fuels—1.9%
Aker BP ASA	12,469	311,620
Ampol Ltd.	8,967	232,632
APA Corp. (b)	4,722	162,342
BP PLC	675,417	4,243,871
Chevron Corp.	27,028	4,263,397
ConocoPhillips	18,358	2,336,606
Coterra Energy, Inc.	11,721	326,782
Devon Energy Corp.	9,984	500,997
Diamondback Energy, Inc.	2,789	552,696
ENEOS Holdings, Inc.	113,662	547,167
Eni SpA	86,597	1,372,998
EOG Resources, Inc.	9,087	1,161,682
EQT Corp. (b)	6,410	237,619
Equinor ASA	35,552	953,909
Exxon Mobil Corp.	61,880	7,192,931
Galp Energia SGPS SA	18,338	303,548
Hess Corp.	4,289	654,673
Idemitsu Kosan Co. Ltd.	38,187	261,699
Inpex Corp.	38,289	583,428
Kinder Morgan, Inc.	30,134	552,658
Marathon Oil Corp.	9,120	258,461
Marathon Petroleum Corp.	5,734	1,155,401
Neste Oyj	16,694	452,577
Occidental Petroleum Corp. (b)	10,256	666,538
OMV AG	5,811	275,315
ONEOK, Inc.	9,078	727,783

Oil, Gas & Consumable Fuels—(Continued)
Phillips 66	6,701	1,094,541
Pioneer Natural Resources Co.	3,640	955,500
Repsol SA	47,887	799,267
Santos Ltd.	128,163	647,329
Shell PLC	256,564	8,512,420
Targa Resources Corp.	3,475	389,165
TotalEnergies SE	85,659	5,889,913
Valero Energy Corp.	5,305	905,511
Williams Cos., Inc.	18,956	738,715
Woodside Energy Group Ltd.	74,933	1,496,857

		51,718,548

Paper & Forest Products—0.1%
Holmen AB - B Shares (a)	3,008	122,376
Mondi PLC	17,418	306,937
Stora Enso Oyj - R Shares	22,957	319,255
Svenska Cellulosa AB SCA - Class B (b)	23,912	367,078
UPM-Kymmene Oyj	21,062	701,024

		1,816,670

Passenger Airlines—0.1%
American Airlines Group, Inc. (a)	10,195	156,493
ANA Holdings, Inc.	6,354	132,669
Delta Air Lines, Inc.	9,978	477,647
Deutsche Lufthansa AG (a)	23,609	185,458
Japan Airlines Co. Ltd.	5,645	107,096
Qantas Airways Ltd. (a)	33,341	118,541
Singapore Airlines Ltd.	59,212	280,982
Southwest Airlines Co.	9,298	271,409
United Airlines Holdings, Inc. (a)	5,111	244,715

		1,975,010

Personal Care Products—0.5%
Beiersdorf AG	3,978	579,178
Estee Lauder Cos., Inc. - Class A	3,630	559,565
Haleon PLC	236,868	994,071
Kao Corp.	18,434	689,719
Kenvue, Inc. (b)	26,857	576,351
L’Oreal SA	9,494	4,502,644
Shiseido Co. Ltd.	15,754	430,657
Unilever PLC	98,655	4,954,074

		13,286,259

Pharmaceuticals—3.2%
Astellas Pharma, Inc.	71,425	767,585
AstraZeneca PLC	61,163	8,235,053
Bayer AG	38,770	1,189,000
Bristol-Myers Squibb Co.	31,707	1,719,471
Catalent, Inc. (a)	2,816	158,963
Chugai Pharmaceutical Co. Ltd.	26,485	1,012,289
Daiichi Sankyo Co. Ltd.	72,991	2,319,919
Eisai Co. Ltd.	9,965	410,509
Eli Lilly & Co.	12,426	9,666,931
GSK PLC	162,390	3,487,642
Hikma Pharmaceuticals PLC	6,543	158,279

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Ipsen SA	1,488	$176,869
Johnson & Johnson	37,512	5,934,023
Kyowa Kirin Co. Ltd.	10,667	191,777
Merck & Co., Inc.	39,487	5,210,310
Merck KGaA	5,100	900,090
Novartis AG	80,873	7,832,093
Novo Nordisk AS - Class B	128,754	16,492,862
Ono Pharmaceutical Co. Ltd.	14,287	234,159
Orion Oyj - Class B	4,253	158,573
Otsuka Holdings Co. Ltd.	16,474	683,216
Pfizer, Inc.	87,987	2,441,639
Recordati Industria Chimica e Farmaceutica SpA	4,126	228,026
Roche Holding AG	27,720	7,076,274
Roche Holding AG (Bearer Shares)	1,263	339,958
Sandoz Group AG (a)	16,156	487,341
Sanofi SA	44,916	4,407,040
Shionogi & Co. Ltd.	9,725	497,989
Takeda Pharmaceutical Co. Ltd.	62,428	1,735,021
Teva Pharmaceutical Industries Ltd. (ADR) (a)	44,232	624,113
UCB SA	4,989	615,307
Viatris, Inc.	18,694	223,206
Zoetis, Inc.	7,154	1,210,528

		86,826,055

Professional Services—0.6%
Adecco Group AG	6,314	249,620
Automatic Data Processing, Inc.	6,401	1,598,586
Broadridge Financial Solutions, Inc.	1,835	375,918
Bureau Veritas SA	11,638	354,731
Computershare Ltd.	21,242	361,489
Dayforce, Inc. (a) (b)	2,433	161,089
Equifax, Inc.	1,921	513,906
Experian PLC	36,260	1,582,968
Intertek Group PLC	6,368	401,259
Jacobs Solutions, Inc.	1,958	301,003
Leidos Holdings, Inc.	2,143	280,926
Paychex, Inc.	4,990	612,772
Paycom Software, Inc.	749	149,059
Randstad NV	4,282	225,832
Recruit Holdings Co. Ltd.	56,919	2,507,400
RELX PLC	74,400	3,214,753
Robert Half, Inc.	1,623	128,671
SGS SA (a)	5,915	573,773
Teleperformance SE	2,253	218,473
Verisk Analytics, Inc.	2,259	532,514
Wolters Kluwer NV	9,807	1,535,860

		15,880,602

Real Estate Management & Development—1.0%
Abrdn European Logistics Income PLC (144A)	31,779	24,387
Aeon Mall Co. Ltd.	7,461	87,958
Allreal Holding AG	1,183	203,030
Amot Investments Ltd.	17,470	82,707
Aroundtown SA (a)	55,448	116,924
Atrium Ljungberg AB - B Shares	3,622	70,788
Azrieli Group Ltd.	4,645	335,027

Real Estate Management & Development—(Continued)
CA Immobilien Anlagen AG	2,763	97,620
CapitaLand Investment Ltd.	306,585	609,744
Castellum AB (a)	34,658	455,347
Catena AB	2,706	132,309
CBRE Group, Inc. - Class A (a)	4,634	450,610
Cibus Nordic Real Estate AB publ	4,577	59,958
City Developments Ltd.	57,448	249,414
Citycon OYJ	6,838	28,226
CK Asset Holdings Ltd.	233,115	960,327
Corem Property Group AB - Class B (b)	54,224	55,207
CoStar Group, Inc. (a)	6,363	614,666
Daito Trust Construction Co. Ltd.	2,327	265,280
Daiwa House Industry Co. Ltd.	23,424	696,725
Deutsche EuroShop AG	970	19,861
Deutsche Wohnen SE	3,998	81,826
Dios Fastigheter AB	7,183	57,779
Entra ASA (144A)	5,785	59,800
ESR Group Ltd. (144A)	67,388	72,176
Fabege AB (b)	20,362	190,415
Fastighets AB Balder - B Shares (a)	76,383	560,246
FastPartner AB - Class A	4,203	30,235
Grainger PLC	59,136	192,253
Grand City Properties SA (a)	8,039	91,934
Hang Lung Properties Ltd.	71,422	73,318
Heiwa Real Estate Co. Ltd.	2,528	66,309
Henderson Land Development Co. Ltd.	57,776	164,918
Hongkong Land Holdings Ltd.	132,760	407,658
Hufvudstaden AB - A Shares	8,708	105,808
Hulic Co. Ltd. (b)	48,671	499,686
Hysan Development Co. Ltd.	49,189	79,320
Intershop Holding AG	88	63,225
Kennedy-Wilson Holdings, Inc. (b)	9,622	82,557
Kojamo OYJ (a)	12,826	152,097
LEG Immobilien SE (a)	8,946	767,933
Lifestyle Communities Ltd.	8,885	91,137
Melisron Ltd.	2,042	151,100
Mitsubishi Estate Co. Ltd.	132,365	2,407,821
Mitsui Fudosan Co. Ltd.	322,827	3,478,398
Mobimo Holding AG	577	165,682
New World Development Co. Ltd.	114,066	120,383
Nomura Real Estate Holdings, Inc.	13,047	368,909
NP3 Fastigheter AB	2,371	48,952
Nyfosa AB	14,747	145,336
Pandox AB	7,164	120,095
Peach Property Group AG (a)	1,190	15,813
Platzer Fastigheter Holding AB - Class B	4,377	37,674
PSP Swiss Property AG	3,663	479,924
Sagax AB - Class B	25,487	671,221
Samhallsbyggnadsbolaget i Norden AB	89,703	35,288
Sino Land Co. Ltd.	438,662	456,001
Sirius Real Estate Ltd.	107,373	132,745
StorageVault Canada, Inc. (b)	19,114	72,813
Sumitomo Realty & Development Co. Ltd.	43,275	1,611,474
Sun Hung Kai Properties Ltd.	172,740	1,664,510
Swire Pacific Ltd. - Class A	16,708	137,581
Swire Properties Ltd.	131,676	277,003

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Swiss Prime Site AG	9,182	$865,811
TAG Immobilien AG (a)	12,288	168,034
Tokyo Tatemono Co. Ltd.	16,042	270,709
Tricon Residential, Inc.	19,664	219,207
UOL Group Ltd.	40,022	170,783
VGP NV	818	93,712
Vonovia SE	85,463	2,527,518
Wallenstam AB - Class B	27,085	132,361
Wharf Holdings Ltd.	41,800	137,387
Wharf Real Estate Investment Co. Ltd.	191,948	625,232
Wihlborgs Fastigheter AB	21,528	199,151

		27,515,373

Residential REITs—0.7%
Advance Residence Investment Corp.	108	239,379
American Homes 4 Rent Trust - Class A	26,998	992,986
Apartment Income REIT Corp.	11,890	386,068
Apartment Investment & Management Co. - Class A (a)	11,593	94,947
AvalonBay Communities, Inc.	13,704	2,542,914
Boardwalk Real Estate Investment Trust	3,257	187,743
Camden Property Trust	10,077	991,577
Canadian Apartment Properties REIT (b)	13,532	464,437
Centerspace	1,215	69,425
Comforia Residential REIT, Inc.	56	120,965
Daiwa Securities Living Investments Corp. (b)	158	109,859
Elme Communities	7,067	98,373
Empiric Student Property PLC	47,627	57,072
Equity LifeStyle Properties, Inc.	14,405	927,682
Equity Residential (b)	35,630	2,248,609
Essex Property Trust, Inc. (b)	6,177	1,512,191
Home Invest Belgium SA	790	14,100
Home Reit PLC (a) (d) (e)	72,879	34,954
Independence Realty Trust, Inc. (b)	18,144	292,663
Ingenia Communities Group	29,936	102,289
InterRent Real Estate Investment Trust	10,890	109,017
Invitation Homes, Inc.	58,531	2,084,289
Irish Residential Properties REIT PLC	36,073	40,104
Killam Apartment Real Estate Investment Trust	9,340	128,114
Mid-America Apartment Communities, Inc.	11,234	1,478,170
NexPoint Residential Trust, Inc.	1,815	58,425
Nippon Accommodations Fund, Inc.	38	164,056
PRS REIT PLC	41,914	42,031
Residential Secure Income PLC (144A)	15,037	10,134
Samty Residential Investment Corp.	35	24,764
Starts Proceed Investment Corp.	20	27,923
Sun Communities, Inc. (b)	9,965	1,281,300
Triple Point Social Housing Reit PLC (144A)	28,928	21,835
UDR, Inc.	31,321	1,171,719
UNITE Group PLC	28,120	347,367
Veris Residential, Inc.	6,361	96,751
Xior Student Housing NV	2,667	80,566

		18,654,798

Retail REITs—1.0%
Acadia Realty Trust (b)	8,075	137,356
AEON REIT Investment Corp.	143	131,370

Retail REITs—(Continued)
Agree Realty Corp. (b)	8,035	458,959
Ascencio	418	21,451
Brixmor Property Group, Inc.	24,266	569,038
BWP Trust	39,503	92,939
CapitaLand Integrated Commercial Trust	622,217	914,503
Carmila SA	4,639	80,651
Charter Hall Retail REIT	39,829	96,520
Choice Properties Real Estate Investment Trust (b)	20,777	211,367
Crombie Real Estate Investment Trust (b)	8,559	86,503
Eurocommercial Properties NV	3,418	77,907
Federal Realty Investment Trust (b)	7,699	786,222
First Capital Real Estate Investment Trust (b)	17,164	199,067
Fortune Real Estate Investment Trust	111,780	54,466
Frasers Centrepoint Trust	87,900	142,701
Frontier Real Estate Investment Corp.	39	118,131
Fukuoka REIT Corp.	59	67,348
Getty Realty Corp.	3,838	104,969
Hamborner REIT AG	5,787	42,824
Hammerson PLC	315,105	118,390
HomeCo Daily Needs REIT	140,813	116,555
Immobiliare Grande Distribuzione SIIQ SpA	5,297	8,673
InvenTrust Properties Corp.	5,466	140,531
Japan Metropolitan Fund Invest	833	519,316
Kimco Realty Corp.	63,579	1,246,784
Kite Realty Group Trust	17,508	379,573
Kiwi Property Group Ltd.	129,307	64,917
Klepierre SA	25,192	652,144
Lar Espana Real Estate Socimi SA (a)	4,813	37,492
Lendlease Global Commercial REIT	135,824	58,285
Link REIT	308,813	1,330,168
LOTTE Reit Co. Ltd.	9,868	23,787
Macerich Co. (b)	17,378	299,423
Mapletree Pan Asia Commercial Trust	279,664	265,651
Mercialys SA	7,575	88,134
NETSTREIT Corp. (b)	5,561	102,156
NewRiver REIT PLC	24,874	25,434
NNN REIT, Inc.	14,707	628,577
Paragon REIT	88,100	54,426
Phillips Edison & Co., Inc. (b)	9,675	347,042
Primaris Real Estate Investment Trust	7,799	80,319
Realty Income Corp.	80,425	4,350,993
Regency Centers Corp.	17,209	1,042,177
Region RE Ltd.	94,269	146,844
Retail Estates NV	998	70,018
Retail Opportunity Investments Corp.	9,898	126,892
RioCan Real Estate Investment Trust (b)	24,271	330,948
Scentre Group	626,155	1,387,208
Shaftesbury Capital PLC	110,587	201,338
Simon Property Group, Inc.	31,399	4,913,630
SITE Centers Corp.	15,327	224,541
SmartCentres Real Estate Investment Trust	10,508	180,208
Starhill Global REIT	116,200	41,310
Supermarket Income Reit PLC	100,946	99,018
Tanger, Inc. (b)	8,412	248,406
Unibail - Rodamco-Westfield (a)	13,015	1,045,534
Urban Edge Properties (b)	9,239	159,558

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Retail REITs—(Continued)
Vastned Retail NV	1,392	$33,705
Vicinity Ltd.	458,776	636,915
Waypoint REIT Ltd.	54,573	90,697
Wereldhave NV	3,565	55,511

		26,367,520

Semiconductors & Semiconductor Equipment—3.7%
Advanced Micro Devices, Inc. (a)	25,178	4,544,377
Advantest Corp.	30,284	1,353,366
Analog Devices, Inc.	7,727	1,528,323
Applied Materials, Inc.	12,966	2,673,978
ASM International NV	1,853	1,128,858
ASML Holding NV	15,906	15,271,078
BE Semiconductor Industries NV	3,042	464,457
Broadcom, Inc.	6,857	9,088,336
Disco Corp.	3,604	1,324,123
Enphase Energy, Inc. (a)	2,115	255,873
First Solar, Inc. (a) (b)	1,665	281,052
Infineon Technologies AG	51,536	1,752,003
Intel Corp.	65,884	2,910,096
KLA Corp.	2,107	1,471,887
Lam Research Corp. (b)	2,043	1,984,918
Lasertec Corp.	2,952	837,184
Microchip Technology, Inc.	8,421	755,448
Micron Technology, Inc.	17,202	2,027,944
Monolithic Power Systems, Inc.	748	506,710
NVIDIA Corp.	38,489	34,777,121
NXP Semiconductors NV	4,017	995,292
ON Semiconductor Corp. (a)	6,659	489,770
Qorvo, Inc. (a)	1,504	172,704
QUALCOMM, Inc.	17,390	2,944,127
Renesas Electronics Corp.	57,986	1,037,854
Rohm Co. Ltd. (b)	12,999	207,407
SCREEN Holdings Co. Ltd. (b)	3,200	416,300
Skyworks Solutions, Inc.	2,497	270,475
STMicroelectronics NV	26,972	1,161,043
SUMCO Corp.	13,804	218,479
Teradyne, Inc. (b)	2,382	268,761
Texas Instruments, Inc.	14,169	2,468,382
Tokyo Electron Ltd.	18,658	4,893,050

		100,480,776

Software—3.2%
Adobe, Inc. (a)	7,043	3,553,898
ANSYS, Inc. (a)	1,354	470,055
Autodesk, Inc. (a)	3,333	867,980
Cadence Design Systems, Inc. (a)	4,239	1,319,516
Check Point Software Technologies Ltd. (a)	3,693	605,689
CyberArk Software Ltd. (a) (b)	1,648	437,758
Dassault Systemes SE	26,370	1,166,377
Fair Isaac Corp. (a)	387	483,599
Fortinet, Inc. (a)	9,932	678,455
Gen Digital, Inc. (b)	8,734	195,642
Intuit, Inc.	4,362	2,835,300
Microsoft Corp. (c)	115,787	48,713,907
Monday.com Ltd. (a)	1,143	258,169

Software—(Continued)
Nemetschek SE	2,279	225,515
Nice Ltd. (a)	2,499	651,125
Oracle Corp.	24,845	3,120,780
Oracle Corp. Japan	1,506	113,185
Palo Alto Networks, Inc. (a)	4,913	1,395,931
PTC, Inc. (a)	1,863	351,995
Roper Technologies, Inc.	1,665	933,799
Sage Group PLC	40,248	642,777
Salesforce, Inc.	15,084	4,542,999
SAP SE	41,201	8,021,552
ServiceNow, Inc. (a)	3,194	2,435,106
Synopsys, Inc. (a)	2,377	1,358,455
Temenos AG	2,521	180,553
Trend Micro, Inc.	5,236	266,319
Tyler Technologies, Inc. (a) (b)	656	278,807
WiseTech Global Ltd.	6,577	402,743
Xero Ltd. (a)	5,684	493,919

		87,001,905

Specialized REITs—1.1%
Abacus Storage King	43,202	35,192
American Tower Corp. (b)	7,264	1,435,294
Arena REIT	28,545	74,034
Big Yellow Group PLC	15,170	203,565
Charter Hall Social Infrastructure REIT	27,095	48,005
Crown Castle, Inc.	6,758	715,199
CubeSmart	18,133	819,974
Digital Core REIT Management Pte. Ltd.	59,150	35,500
Digital Realty Trust, Inc. (b)	29,219	4,208,705
EPR Properties (b)	6,016	255,379
Equinix, Inc.	9,038	7,459,333
Extra Space Storage, Inc.	20,254	2,977,338
Four Corners Property Trust, Inc. (b)	7,275	178,019
Gaming & Leisure Properties, Inc.	20,741	955,538
Iron Mountain, Inc. (b)	4,550	364,955
Keppel DC REIT	104,107	133,625
National Storage Affiliates Trust	6,088	238,406
National Storage REIT	100,921	158,247
Public Storage (b)	15,177	4,402,241
Safehold, Inc. (b)	3,912	80,587
Safestore Holdings PLC	17,207	164,231
SBA Communications Corp. (b)	1,681	364,273
Shurgard Self Storage Ltd.	2,489	111,070
VICI Properties, Inc.	100,002	2,979,060
Weyerhaeuser Co.	11,372	408,369

		28,806,139

Specialty Retail—0.8%
AutoZone, Inc. (a)	269	847,794
Avolta AG (a)	3,914	162,851
Bath & Body Works, Inc.	3,521	176,120
Best Buy Co., Inc. (b)	2,987	245,024
CarMax, Inc. (a)	2,461	214,378
Fast Retailing Co. Ltd.	6,949	2,153,451
H & M Hennes & Mauritz AB - B Shares (b)	25,486	416,514
Home Depot, Inc.	15,509	5,949,252

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Industria de Diseno Textil SA	43,048	$2,167,761
JD Sports Fashion PLC	102,261	173,380
Kingfisher PLC	74,064	232,959
Lowe’s Cos., Inc.	8,962	2,282,890
Nitori Holdings Co. Ltd.	3,135	472,576
O’Reilly Automotive, Inc. (a)	921	1,039,699
Ross Stores, Inc.	5,246	769,903
TJX Cos., Inc.	17,759	1,801,118
Tractor Supply Co. (b)	1,685	440,998
Ulta Beauty, Inc. (a)	757	395,820
USS Co. Ltd.	16,292	134,664
Zalando SE (a)	8,847	252,841
ZOZO, Inc. (b)	5,288	131,230

		20,461,223

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	226,191	38,787,233
Brother Industries Ltd. (b)	9,179	170,572
Canon, Inc. (b)	39,449	1,174,314
FUJIFILM Holdings Corp.	44,112	990,958
Hewlett Packard Enterprise Co.	20,258	359,174
HP, Inc.	13,588	410,629
Logitech International SA	6,490	580,770
NetApp, Inc.	3,211	337,059
Ricoh Co. Ltd. (b)	21,669	192,952
Seagate Technology Holdings PLC (b)	3,036	282,500
Seiko Epson Corp. (b)	11,401	199,147
Super Micro Computer, Inc. (a)	758	765,603
Western Digital Corp. (a)	5,053	344,817

		44,595,728

Textiles, Apparel & Luxury Goods—0.9%
adidas AG	6,393	1,428,021
Burberry Group PLC	14,148	217,051
Cie Financiere Richemont SA - Class A	21,214	3,245,195
Deckers Outdoor Corp. (a)	400	376,504
Hermes International SCA	1,250	3,204,546
Kering SA	2,938	1,161,287
Lululemon Athletica, Inc. (a)	1,789	698,873
LVMH Moet Hennessy Louis Vuitton SE	10,895	9,853,843
Moncler SpA	8,128	606,426
NIKE, Inc. - Class B	18,968	1,782,613
Pandora AS	3,336	538,844
Puma SE	4,166	188,842
Ralph Lauren Corp.	608	114,158
Swatch Group AG	3,218	359,119
Tapestry, Inc. (b)	3,574	169,693
VF Corp. (b)	5,150	79,001

		24,024,016

Tobacco—0.3%
Altria Group, Inc.	27,480	1,198,678
British American Tobacco PLC	79,427	2,414,178
Imperial Brands PLC	33,016	738,172
Japan Tobacco, Inc.	47,364	1,262,619

Tobacco—(Continued)
Philip Morris International, Inc.	24,192	2,216,471

		7,830,118

Trading Companies & Distributors—0.6%
AerCap Holdings NV (a)	7,901	686,676
Ashtead Group PLC	17,269	1,227,500
Beijer Ref AB (b)	15,188	225,182
Brenntag SE	5,237	441,151
Bunzl PLC	13,339	513,666
Fastenal Co. (b)	8,917	687,857
IMCD NV	2,249	396,360
ITOCHU Corp.	46,921	2,012,061
Marubeni Corp.	56,551	979,449
Mitsubishi Corp.	136,123	3,143,860
Mitsui & Co. Ltd.	51,054	2,385,379
MonotaRO Co. Ltd.	9,910	118,993
Reece Ltd.	8,922	163,573
Rexel SA	8,900	240,178
Seven Group Holdings Ltd.	6,456	171,629
Sumitomo Corp.	40,987	986,831
Toyota Tsusho Corp.	8,414	577,634
United Rentals, Inc.	1,047	755,002
WW Grainger, Inc.	688	699,902

		16,412,883

Transportation Infrastructure—0.1%
Aena SME SA	2,960	582,686
Aeroports de Paris SA	1,367	187,291
Auckland International Airport Ltd.	52,404	261,155
Getlink SE	14,106	240,092
Transurban Group	121,876	1,059,479

		2,330,703

Water Utilities—0.0%
American Water Works Co., Inc.	3,034	370,785
Severn Trent PLC	10,622	331,460
United Utilities Group PLC	26,907	349,863

		1,052,108

Wireless Telecommunication Services—0.3%
KDDI Corp.	59,079	1,746,846
SoftBank Corp.	113,526	1,457,968
SoftBank Group Corp.	40,572	2,424,587
T-Mobile U.S., Inc. (b)	8,138	1,328,284
Tele2 AB - B Shares	21,162	173,779
Vodafone Group PLC	908,271	804,186

		7,935,650

Total Common Stocks (Cost $946,668,469)		1,485,032,086

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—29.5%

Security Description	Principal Amount*	Value

Federal Agencies—2.1%
Federal Farm Credit Banks Funding Corp.
4.125%, 01/22/26	3,000,000	$2,968,977
4.625%, 03/05/26	2,000,000	1,998,968
Federal Home Loan Banks
4.125%, 01/15/27	2,200,000	2,181,814
4.625%, 06/06/25	19,160,000	19,087,483
4.625%, 11/17/26	8,000,000	8,020,573
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32 (b)	3,575,000	4,063,487
6.750%, 03/15/31 (b)	3,531,000	4,043,654
Federal National Mortgage Association
6.625%, 11/15/30 (b)	1,525,000	1,721,193
7.250%, 05/15/30 (b)	10,188,000	11,787,698

		55,873,847

U.S. Treasury—27.4%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	16,438,200	10,270,664
1.250%, 05/15/50	1,923,600	983,816
2.250%, 08/15/46	19,880,600	13,606,562
2.250%, 08/15/49	4,197,400	2,798,977
2.250%, 02/15/52	15,608,800	10,267,054
2.375%, 11/15/49 (b)	4,579,300	3,136,642
2.375%, 05/15/51	18,977,100	12,882,931
2.500%, 02/15/45	5,470,900	4,000,382
2.750%, 08/15/47 (b)	2,337,700	1,749,440
2.875%, 05/15/43	5,028,100	3,995,179
2.875%, 08/15/45 (b)	29,768,500	23,171,754
2.875%, 05/15/49	3,659,800	2,783,878
2.875%, 05/15/52	9,094,300	6,881,117
3.000%, 05/15/45	1,329,600	1,060,044
3.000%, 02/15/47 (b)	3,206,300	2,522,331
3.000%, 05/15/47 (b)	3,558,700	2,795,387
3.000%, 02/15/48	1,975,100	1,544,821
3.000%, 08/15/48	9,323,800	7,276,935
3.000%, 02/15/49	2,720,900	2,121,345
3.125%, 02/15/43	8,508,800	7,049,009
3.625%, 08/15/43	7,666,400	6,819,203
3.625%, 02/15/53	2,654,000	2,330,544
3.625%, 05/15/53	9,665,200	8,491,784
3.750%, 08/15/41	3,613,400	3,326,163
3.750%, 11/15/43	487,200	440,707
4.000%, 11/15/52	3,324,500	3,125,679
4.375%, 05/15/41	530,600	529,584
4.500%, 08/15/39	301,900	309,318
4.750%, 11/15/53	2,928,900	3,126,601
5.250%, 11/15/28	16,969,400	17,664,085
5.500%, 08/15/28	5,597,100	5,873,894
6.000%, 02/15/26 (b) (g)	31,745,700	32,550,503
6.125%, 11/15/27	18,628,100	19,728,322
6.250%, 05/15/30	854,700	945,846
6.375%, 08/15/27	2,592,500	2,752,303
U.S. Treasury Notes
0.500%, 02/28/26	11,035,000	10,199,185
0.625%, 08/15/30	4,004,800	3,207,125

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.750%, 04/30/26	6,627,600	6,122,763
0.750%, 05/31/26	9,318,100	8,584,664
0.875%, 09/30/26	9,132,700	8,358,204
1.125%, 10/31/26	9,196,500	8,446,410
1.250%, 12/31/26	6,774,600	6,219,400
1.375%, 11/15/31	6,708,900	5,479,809
1.500%, 08/15/26	2,030,700	1,892,517
1.500%, 01/31/27 (b)	6,697,800	6,176,627
1.500%, 02/15/30 (b)	6,315,400	5,429,517
1.625%, 02/15/26	11,760,100	11,120,645
1.625%, 08/15/29	9,431,400	8,277,896
1.625%, 05/15/31 (g)	25,068,500	21,126,087
1.750%, 11/15/29	11,386,000	10,025,462
1.875%, 02/28/27	13,519,000	12,579,007
1.875%, 02/15/32	19,871,900	16,783,993
2.000%, 11/15/26	33,782,600	31,713,416
2.125%, 05/15/25	14,556,700	14,106,921
2.250%, 11/15/25	9,040,300	8,683,985
2.250%, 02/15/27	9,640,500	9,075,627
2.250%, 08/15/27	31,517,500	29,428,235
2.250%, 11/15/27	33,211,800	30,892,163
2.375%, 05/15/27	46,256,900	43,528,465
2.375%, 05/15/29	18,512,900	16,935,688
2.625%, 02/15/29	8,538,200	7,931,521
2.750%, 08/15/32 (b)	11,079,600	9,937,449
2.875%, 05/15/28	3,859,700	3,652,392
2.875%, 05/15/32	22,729,000	20,636,334
3.125%, 11/15/28	6,139,100	5,847,253
3.375%, 05/15/33	11,385,800	10,666,182
3.500%, 04/30/28	3,969,500	3,850,570
3.500%, 02/15/33	4,823,100	4,567,815
3.625%, 03/31/28	3,892,000	3,794,092
3.625%, 05/31/28	1,997,800	1,947,153
3.750%, 12/31/28	7,552,400	7,391,322
3.875%, 12/31/27	8,008,100	7,878,907
3.875%, 08/15/33	8,854,100	8,618,913
4.000%, 02/29/28	3,968,200	3,921,853
4.000%, 06/30/28	8,100,500	8,010,635
4.000%, 01/31/29 (b)	4,523,200	4,476,554
4.000%, 02/15/34	3,965,200	3,903,864
4.125%, 10/31/27	5,838,000	5,791,706
4.125%, 11/15/32	9,781,100	9,714,237
4.250%, 01/31/26 (b)	4,419,000	4,384,131
4.250%, 02/28/29	1,874,200	1,876,689
4.375%, 08/31/28	13,698,500	13,754,685
4.375%, 11/30/28	4,486,900	4,510,561
4.500%, 11/15/33 (b)	11,346,400	11,598,148
4.625%, 09/30/28	5,492,700	5,571,872

		737,541,453

Total U.S. Treasury & Government Agencies (Cost $873,340,776)		793,415,300

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—10.5%

Security Description	Principal Amount*	Value

Sovereign—10.5%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	5,507,000	$3,347,664
3.000%, 11/21/33 (AUD)	1,758,000	1,057,382
3.750%, 04/21/37 (AUD)	1,896,000	1,192,845
Bundesobligation
2.200%, 04/13/28 (EUR)	2,410,037	2,581,686
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	2,993,000	2,776,337
Zero Coupon, 08/15/31 (EUR)	5,196,908	4,771,355
Zero Coupon, 08/15/50 (EUR)	2,847,802	1,637,778
0.500%, 02/15/26 (EUR)	8,788,442	9,085,087
1.250%, 08/15/48 (EUR)	404,000	340,699
2.500%, 07/04/44 (EUR)	1,063,600	1,149,608
3.250%, 07/04/42 (EUR)	702,500	842,473
4.250%, 07/04/39 (EUR)	1,677,500	2,217,606
5.500%, 01/04/31 (EUR)	2,832,600	3,662,734
Canada Government Bonds
1.500%, 06/01/26 (CAD)	1,477,000	1,034,472
2.750%, 06/01/33 (CAD)	1,483,000	1,034,722
3.500%, 12/01/45 (CAD)	2,295,000	1,719,094
5.750%, 06/01/29 (CAD)	5,559,000	4,551,194
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	4,004,000	525,523
4.500%, 11/15/39 (DKK)	4,060,000	737,826
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	1,142,000	1,020,282
0.500%, 04/15/26 (144A) (EUR)	1,288,000	1,323,317
1.375%, 04/15/47 (144A) (EUR)	462,000	368,237
French Republic Government Bonds OAT
Zero Coupon, 05/25/32 (144A) (EUR)	1,458,209	1,266,495
0.500%, 05/25/25 (144A) (EUR)	3,110,000	3,250,256
0.500%, 05/25/26 (144A) (EUR)	7,888,399	8,096,470
1.250%, 05/25/36 (144A) (EUR)	4,886,800	4,371,376
1.500%, 05/25/50 (144A) (EUR)	2,502,532	1,887,146
2.250%, 05/25/24 (144A) (EUR)	2,032,800	2,187,314
2.500%, 05/25/30 (144A) (EUR)	11,069,117	11,854,429
3.000%, 05/25/33 (144A) (EUR)	1,312,734	1,442,727
3.250%, 05/25/45 (144A) (EUR)	3,894,979	4,244,485
4.000%, 04/25/60 (144A) (EUR)	292,000	363,986
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	1,530,000	1,416,910
1.300%, 05/15/33 (EUR)	355,000	341,099
2.000%, 02/18/45 (EUR)	483,000	442,479
5.400%, 03/13/25 (EUR)	1,140,800	1,251,798
Italy Buoni Poliennali Del Tesoro
1.650%, 03/01/32 (144A) (EUR)	8,416,000	7,979,516
1.800%, 03/01/41 (144A) (EUR)	529,000	418,212
3.250%, 09/01/46 (144A) (EUR)	196,000	186,755
3.800%, 08/01/28 (EUR)	1,808,000	2,000,495
3.850%, 09/01/49 (144A) (EUR)	2,726,000	2,828,981
5.000%, 08/01/39 (144A) (EUR)	2,969,000	3,580,017
5.250%, 11/01/29 (EUR)	7,731,283	9,207,630
Japan Government Forty Year Bond
1.700%, 03/20/54 (JPY)	147,000,000	961,016
Japan Government Ten Year Bonds
0.100%, 12/20/29 (JPY)	767,550,000	4,989,683

Sovereign—(Continued)
Japan Government Ten Year Bonds
0.100%, 06/20/31 (JPY)	501,750,000	$3,225,446
0.500%, 12/20/24 (JPY)	1,759,050,000	11,658,790
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	513,900,000	2,513,011
0.500%, 09/20/46 (JPY)	1,021,600,000	5,411,956
0.700%, 06/20/51 (JPY)	879,550,000	4,558,402
0.700%, 12/20/51 (JPY)	228,000,000	1,173,482
1.800%, 09/20/43 (JPY)	130,050,000	912,824
1.900%, 09/20/42 (JPY)	354,800,000	2,546,858
2.300%, 03/20/40 (JPY)	571,750,000	4,375,334
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	732,900,000	4,599,773
1.500%, 03/20/33 (JPY)	274,550,000	1,950,397
1.700%, 12/20/31 (JPY)	195,350,000	1,404,525
1.700%, 09/20/32 (JPY)	125,600,000	906,049
1.700%, 09/20/33 (JPY)	926,800,000	6,698,882
2.100%, 06/20/29 (JPY)	130,800,000	940,917
Japan Government Two Year Bonds
0.005%, 01/01/25 (JPY)	1,352,250,000	8,930,317
0.005%, 02/01/25 (JPY)	2,086,650,000	13,779,361
0.005%, 03/01/25 (JPY)	1,900,000,000	12,545,799
Kingdom of Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	2,970,000	2,939,942
1.250%, 04/22/33 (144A) (EUR)	1,077,905	1,025,580
1.600%, 06/22/47 (144A) (EUR)	1,488,123	1,174,514
2.600%, 06/22/24 (144A) (EUR)	1,391,195	1,496,388
4.250%, 03/28/41 (144A) (EUR)	979,123	1,205,058
5.000%, 03/28/35 (144A) (EUR)	962,000	1,240,339
Mexico Bonos
7.500%, 05/26/33 (MXN)	36,480,000	1,953,061
7.750%, 05/29/31 (MXN)	32,225,000	1,781,083
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	3,010,725	2,715,240
Zero Coupon, 01/15/52 (144A) (EUR)	545,011	290,135
2.750%, 01/15/47 (144A) (EUR)	486,000	532,396
3.750%, 01/15/42 (144A) (EUR)	905,600	1,121,577
5.500%, 01/15/28 (144A) (EUR)	1,005,174	1,197,169
New Zealand Government Bond
2.000%, 05/15/32 (NZD)	2,286,000	1,134,641
Norway Government Bond
1.250%, 09/17/31 (144A) (NOK)	6,362,000	498,722
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	2,207,000	1,980,648
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,560,054
3.150%, 06/20/44 (144A) (EUR)	1,503,000	1,653,261
4.150%, 03/15/37 (144A) (EUR)	267,000	325,385
Republic of Poland Government Bond
5.750%, 04/25/29 (PLN)	9,143,000	2,328,704
Singapore Government Bonds
2.750%, 03/01/46 (SGD)	550,000	388,596
2.875%, 08/01/28 (SGD)	868,000	638,036
3.375%, 09/01/33 (SGD)	731,000	553,005
Spain Government Bonds
1.000%, 10/31/50 (144A) (EUR)	1,318,000	789,026
1.450%, 10/31/27 (144A) (EUR)	658,000	676,703

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Spain Government Bonds
1.950%, 07/30/30 (144A) (EUR)	7,709,000	$7,881,949
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,135,987
3.550%, 10/31/33 (144A) (EUR)	949,000	1,060,705
4.200%, 01/31/37 (144A) (EUR)	2,075,000	2,443,223
4.700%, 07/30/41 (144A) (EUR)	1,213,000	1,506,291
6.000%, 01/31/29 (EUR)	2,456,400	3,029,553
Sweden Government Bond
1.750%, 11/11/33 (SEK)	5,825,000	515,031
U.K. Gilts
0.375%, 10/22/30 (GBP)	3,348,000	3,402,512
1.000%, 01/31/32 (GBP)	5,704,802	5,836,129
1.750%, 01/22/49 (GBP)	1,069,000	815,210
3.250%, 01/22/44 (GBP)	2,554,083	2,741,379
4.250%, 12/07/46 (GBP)	5,267,100	6,502,945
6.000%, 12/07/28 (GBP)	2,928,400	4,040,492

Total Foreign Government (Cost $334,261,061)		281,789,988

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke AG	2,325	249,299
Dr Ing HC F Porsche AG	4,493	447,249
Porsche Automobil Holding SE	6,042	320,271
Volkswagen AG	8,137	1,079,165

		2,095,984

Household Products—0.0%
Henkel AG & Co. KGaA	6,679	536,773

Life Sciences Tools & Services—0.0%
Sartorius AG (a)	1,034	411,230

Total Preferred Stocks (Cost $3,292,320)		3,043,987

Mutual Funds—0.0%

Investment Company Securities—0.0%
iShares U.S. Real Estate ETF	1,349	121,275
Vanguard Global ex-U.S. Real Estate ETF	1,908	80,403

Total Mutual Funds (Cost $201,524)		201,678

Short-Term Investments—3.4%

Repurchase Agreement—2.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $69,318,281; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $70,685,091.	69,299,031	69,299,031

U.S. Treasury—0.8%
U.S. Treasury Bills
4.662%, 04/18/24 (h)	18,539,700	18,493,617
5.009%, 05/16/24 (h)	4,299,800	4,271,696

		22,765,313

Total Short-Term Investments (Cost $92,064,791)		92,064,344

Securities Lending Reinvestments (i)—3.3%

Certificates of Deposit—0.2%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (j)	1,000,000	999,999
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 05/14/24	1,000,000	993,030
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (j)	1,000,000	1,000,154
MUFG Bank Ltd. (London) Zero Coupon, 06/04/24	1,000,000	989,920
National Westminster Bank PLC 5.880%, 05/02/24	1,000,000	1,000,490
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (j)	1,000,000	1,001,966
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (j)	1,000,000	1,000,216

		6,985,775

Repurchase Agreements—2.8%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $9,304,224; collateralized by various Common Stock with an aggregate market value of $10,358,543.	9,300,000	9,300,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $5,002,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $5,116,717.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $8,241,322; collateralized by various Common Stock with an aggregate market value of $8,800,003.	8,000,000	8,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $3,616,252; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $3,686,955.	3,614,662	3,614,662

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $19,020,135; collateralized by various Common Stock with an aggregate market value of $21,168,633.	19,000,000	$19,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $4,001,823; collateralized by various Common Stock with an aggregate market value of $4,459,295.	4,000,000	4,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $7,003,197; collateralized by various Common Stock with an aggregate market value of $7,808,589.	7,000,000	7,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,419.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $3,001,360; collateralized by various Common Stock with an aggregate market value of $3,343,730.	3,000,000	3,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $10,534,226; collateralized by various Common Stock with an aggregate market value of $11,584,213.	10,529,510	10,529,510

		74,444,172

Mutual Funds—0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (k)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (k)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (k)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (k)	2,000,000	2,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $88,427,894)		88,429,947

Total Investments—102.0% (Cost $2,338,256,835)		2,743,977,330
Other assets and liabilities (net)—(2.0)%		(54,376,044)

Net Assets—100.0%		$2,689,601,286

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $123,620,391 and the collateral received consisted of cash in the amount of $88,402,593 and non-cash collateral with a value of $34,481,063. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $58,883,506.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2024, the market value of securities pledged was $38,499,336.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(j)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $93,913,888, which is 3.5% of net assets.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024	Income earned from affiliates during the period
MetLife, Inc.	$692,844	$—	$(63,726)	$18,134	$61,684	$708,936	$5,023

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	39,295,407	DBAG	04/18/24	USD	25,732,676	$(114,940)
AUD	6,914,619	JPMC	04/18/24	USD	4,587,677	(79,850)
AUD	10,993,177	JPMC	04/18/24	USD	7,193,407	(26,659)
AUD	17,806,669	JPMC	04/18/24	USD	11,814,280	(205,632)
AUD	7,797,813	MSIP	04/18/24	USD	5,110,029	(26,425)
CAD	69,730,361	CBNA	06/13/24	USD	51,828,625	(297,001)
CAD	15,365,260	DBAG	06/13/24	USD	11,423,841	(68,718)
CAD	19,124,894	MSIP	06/13/24	USD	14,139,847	(6,307)
CHF	11,454,150	MSIP	05/08/24	USD	13,104,316	(354,238)
EUR	1,193,040	BBP	06/12/24	USD	1,303,120	(12,392)
EUR	52,347,532	JPMC	06/12/24	USD	57,107,865	(474,006)
GBP	13,542,629	BOA	04/19/24	USD	17,085,154	9,164
GBP	19,982,516	BOA	04/19/24	USD	25,209,608	13,522
GBP	44,264,399	HSBCU	04/19/24	USD	55,909,831	(36,652)
GBP	5,571,551	MSIP	04/19/24	USD	7,130,966	(98,220)
JPY	110,270,145	MSIP	05/16/24	USD	752,786	(19,405)
NOK	41,432,245	BOA	04/30/24	USD	3,919,221	(100,229)
NOK	158,185,593	BOA	04/30/24	USD	14,812,088	(231,427)
NZD	11,512,157	CBNA	05/23/24	USD	7,007,220	(128,868)
NZD	39,052,908	DBAG	05/23/24	USD	24,071,833	(738,268)
SEK	89,276,029	MSIP	04/30/24	USD	8,535,377	(185,928)

Contracts to Deliver
AUD	57,102,076	CBNA	04/18/24	USD	37,534,394	308,010
AUD	14,078,187	CBNA	04/18/24	USD	9,253,888	75,938
AUD	8,601,969	CBNA	04/18/24	USD	5,674,409	66,554
AUD	45,379,503	DBAG	04/18/24	USD	30,068,586	484,464
AUD	6,914,619	HSBCU	04/18/24	USD	4,549,940	42,113
CAD	11,425,044	CBNA	06/13/24	USD	8,491,915	48,662
CAD	9,777,786	CBNA	06/13/24	USD	7,201,638	(24,270)
CHF	56,375,951	UBSA	05/08/24	USD	64,128,146	1,373,792
DKK	8,185,906	GSBU	04/30/24	USD	1,181,302	(4,282)
EUR	27,090,611	DBAG	04/04/24	USD	29,349,889	122,049
EUR	28,789,725	DBAG	04/11/24	USD	31,457,012	387,502
EUR	26,787,372	JPMC	04/18/24	USD	28,844,157	(72,612)
EUR	23,453,868	MSIP	06/05/24	USD	25,535,767	169,113
EUR	7,761,352	BOA	06/12/24	USD	8,427,315	30,447
EUR	773,462	BBP	06/12/24	USD	847,683	10,889
EUR	56,512,108	DBAG	06/12/24	USD	61,966,939	827,500
EUR	22,522,161	MSIP	06/12/24	USD	24,736,812	370,489
EUR	936,252	SSBT	06/12/24	USD	1,013,764	849
EUR	750,877	SSBT	06/12/24	USD	815,991	3,630
EUR	23,172,109	BBH	06/18/24	USD	25,232,248	156,262
GBP	15,227,498	BNP	04/19/24	USD	19,359,719	138,657
GBP	4,755,018	BNP	04/19/24	USD	6,022,724	20,655
GBP	13,911,644	CBNA	04/19/24	USD	17,644,709	84,597
GBP	17,920,545	MSIP	04/19/24	USD	22,737,987	117,600
GBP	613,008	SSBT	04/19/24	USD	779,823	6,048
GBP	314,560	SSBT	04/19/24	USD	397,181	125
JPY	6,420,338,775	UBSA	04/11/24	USD	42,862,323	391,998
JPY	621,621,878	BNP	05/16/24	USD	4,250,573	116,310
JPY	2,983,471,272	BOA	05/16/24	USD	19,820,806	(21,570)
JPY	3,731,782,110	HSBCU	05/16/24	USD	25,225,642	406,425
JPY	3,707,821,093	MSIP	05/16/24	USD	25,104,800	444,942
JPY	532,803,289	MSIP	05/16/24	USD	3,607,488	63,937
JPY	3,756,561,837	HSBCU	05/23/24	USD	25,690,341	678,854

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	61,227,982	JPMC	05/23/24	USD	3,615,805	$(37,713)
NOK	39,880,292	BOA	04/30/24	USD	3,809,202	133,260
NOK	5,016,142	SSBT	04/30/24	USD	474,708	12,348
NZD	1,168,827	CBNA	05/23/24	USD	712,227	13,869
NZD	28,599,176	JPMC	05/23/24	USD	17,369,557	281,951
NZD	668,761	SSBT	05/23/24	USD	399,963	388
PLN	5,470,906	BOA	04/19/24	USD	1,369,906	394
PLN	2,841,819	SSBT	04/19/24	USD	712,986	1,604
SEK	185,778,476	BBP	04/30/24	USD	17,804,070	429,331
SEK	9,385,427	BBP	04/30/24	USD	891,824	14,062
SEK	5,105,825	SSBT	04/30/24	USD	485,508	7,991
SGD	1,912,512	UBSA	05/17/24	USD	1,438,666	19,331

Net Unrealized Appreciation						$4,520,014

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/17/24	118	AUD	13,755,946	$(11,362)
Euro STOXX 50 Index Futures	06/21/24	602	EUR	30,370,900	639,031
Hang Seng Index Futures	04/29/24	4	HKD	3,314,000	(5,895)
MSCI EAFE Index Mini Futures	06/21/24	17	USD	2,003,535	12,820
MSCI Singapore Index Futures	04/29/24	30	SGD	876,600	1,464
Russell 2000 Index E-Mini Futures	06/21/24	858	USD	92,059,110	1,484,415
S&P 500 Index E-Mini Future	06/21/24	491	USD	130,323,675	1,989,635
S&P Midcap 400 Index E-Mini Futures	06/21/24	296	USD	91,091,040	2,184,770
TOPIX Index Futures	06/13/24	44	JPY	1,218,800,000	253,249

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/19/24	(93)	CAD	(11,191,620)	(53,703)
Euro-Bund Futures	06/06/24	(304)	EUR	(40,547,520)	(110,363)
FTSE 100 Index Futures	06/21/24	(268)	GBP	(21,407,840)	(188,829)
Japanese Government 10 Year Bond Futures	06/13/24	(72)	JPY	(10,488,240,000)	29,413
OMX Stockholm 30 Index Futures	04/19/24	(12)	SEK	(3,029,400)	(6,576)
SPI 200 Index Futures	06/20/24	(195)	AUD	(38,761,125)	(733,374)
U.S. Treasury Note 10 Year Futures	06/18/24	(123)	USD	(13,628,016)	(27,767)
U.S. Treasury Note 2 Year Futures	06/28/24	(68)	USD	(13,904,938)	17,647
U.S. Treasury Note 5 Year Futures	06/28/24	(27)	USD	(2,889,422)	3,466
U.S. Treasury Ultra Long Bond Futures	06/18/24	(30)	USD	(3,870,000)	(35,810)
United Kingdom Long Gilt Bond Futures	06/26/24	(12)	GBP	(1,199,280)	(34,697)

Net Unrealized Appreciation					$5,407,534

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	SOFR	Annually	3.473%	Annually	12/26/33	USD	668,060,000	$(19,897,633)	$—	$(19,897,633)
Pay	SOFR	Annually	3.473%	Annually	12/26/33	USD	668,060,000	(19,897,633)	(22,412,694)	2,515,061
Pay	SOFR	Annually	3.885%	Annually	03/27/34	USD	669,000,000	2,538,253	—	2,538,253
Receive	SOFR	Annually	3.473%	Annually	12/26/33	USD	668,060,000	19,908,255	22,463,169	(2,554,914)
Receive	SOFR	Annually	3.473%	Annually	12/26/33	USD	668,060,000	19,908,255	22,315,574	(2,407,319)

Totals								$2,559,497	$22,366,049	$(19,806,552)

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.100%	Maturity	06/17/24	MLI	Bloomberg Commodity Index	USD	26,776,070	$112,310	$—	$112,310
Receive	0.000%	Maturity	06/21/24	MSC	Swiss Market Index Futures	CHF	1,390,613	(8,857)	—	(8,857)

Totals								$103,453	$—	$103,453

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas SA
(BOA)—	Bank of America NA
(CBNA)—	Citibank NA
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank NA
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International PLC
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,246,589	$15,283,803	$—	$25,530,392
Air Freight & Logistics	3,127,099	3,263,874	—	6,390,973
Automobile Components	470,722	4,545,826	—	5,016,548
Automobiles	9,213,346	24,595,598	—	33,808,944
Banks	23,111,245	67,666,859	—	90,778,104
Beverages	10,228,628	10,870,093	—	21,098,721
Biotechnology	13,268,377	5,582,736	—	18,851,113
Broadline Retail	26,389,756	5,099,354	—	31,489,110
Building Products	3,541,509	6,145,991	—	9,687,500
Capital Markets	19,361,530	19,068,269	—	38,429,799
Chemicals	10,823,224	20,848,443	—	31,671,667
Commercial Services & Supplies	4,044,121	2,451,183	—	6,495,304
Communications Equipment	5,576,588	1,380,616	—	6,957,204
Construction & Engineering	588,187	5,588,428	—	6,176,615
Construction Materials	1,156,441	5,497,021	—	6,653,462
Consumer Finance	3,695,805	—	—	3,695,805
Consumer Staples Distribution & Retail	12,778,662	7,416,818	—	20,195,480
Containers & Packaging	1,496,732	736,165	—	2,232,897
Distributors	804,552	187,941	—	992,493
Diversified Consumer Services	—	446,378	—	446,378
Diversified REITs	2,173,028	7,932,298	—	10,105,326
Diversified Telecommunication Services	4,709,925	10,739,497	—	15,449,422
Electric Utilities	10,137,088	11,279,083	—	21,416,171
Electrical Equipment	4,601,675	13,177,060	—	17,778,735
Electronic Equipment, Instruments & Components	4,201,294	9,067,801	—	13,269,095
Energy Equipment & Services	2,288,360	368,172	—	2,656,532
Entertainment	9,780,571	4,426,564	—	14,207,135
Financial Services	29,377,037	7,417,276	—	36,794,313
Food Products	5,515,821	17,940,897	—	23,456,718
Gas Utilities	279,344	1,799,062	—	2,078,406
Ground Transportation	7,944,436	3,486,062	—	11,430,498
Health Care Equipment & Supplies	17,636,893	13,623,184	—	31,260,077
Health Care Providers & Services	18,251,704	1,668,611	0	19,920,315
Health Care REITs	10,205,392	967,872	—	11,173,264
Health Care Technology	—	250,345	—	250,345
Hotel & Resort REITs	3,432,514	787,883	—	4,220,397
Hotels, Restaurants & Leisure	14,114,450	11,154,760	—	25,269,210
Household Durables	2,694,666	7,046,733	—	9,741,399
Household Products	8,480,211	2,974,524	—	11,454,735
Independent Power and Renewable Electricity Producers	187,100	1,191,404	—	1,378,504
Industrial Conglomerates	5,998,927	11,303,959	—	17,302,886

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Industrial REITs	$16,218,372	$11,796,557	$—	$28,014,929
Insurance	14,891,514	34,643,795	—	49,535,309
Interactive Media & Services	42,369,671	1,764,467	—	44,134,138
IT Services	8,315,643	5,137,525	—	13,453,168
Leisure Products	114,905	997,858	—	1,112,763
Life Sciences Tools & Services	9,704,895	2,928,205	—	12,633,100
Machinery	12,675,783	20,274,087	—	32,949,870
Marine Transportation	—	2,177,122	—	2,177,122
Media	4,084,496	2,464,711	—	6,549,207
Metals & Mining	2,803,773	19,328,615	—	22,132,388
Multi-Utilities	4,155,531	5,782,467	—	9,937,998
Office REITs	5,686,217	4,531,801	—	10,218,018
Oil, Gas & Consumable Fuels	24,833,998	26,884,550	—	51,718,548
Paper & Forest Products	—	1,816,670	—	1,816,670
Passenger Airlines	1,150,264	824,746	—	1,975,010
Personal Care Products	1,135,916	12,150,343	—	13,286,259
Pharmaceuticals	27,189,184	59,636,871	—	86,826,055
Professional Services	4,654,444	11,226,158	—	15,880,602
Real Estate Management & Development	1,439,853	26,075,520	—	27,515,373
Residential REITs	17,217,400	1,402,444	34,954	18,654,798
Retail REITs	17,355,239	9,012,281	—	26,367,520
Semiconductors & Semiconductor Equipment	70,415,574	30,065,202	—	100,480,776
Software	74,837,840	12,164,065	—	87,001,905
Specialized REITs	27,842,670	963,469	—	28,806,139
Specialty Retail	14,162,996	6,298,227	—	20,461,223
Technology Hardware, Storage & Peripherals	41,287,015	3,308,713	—	44,595,728
Textiles, Apparel & Luxury Goods	3,220,842	20,803,174	—	24,024,016
Tobacco	3,415,149	4,414,969	—	7,830,118
Trading Companies & Distributors	2,829,437	13,583,446	—	16,412,883
Transportation Infrastructure	—	2,330,703	—	2,330,703
Water Utilities	370,785	681,323	—	1,052,108
Wireless Telecommunication Services	1,328,284	6,607,366	—	7,935,650
Total Common Stocks	777,641,239	707,355,893	34,954	1,485,032,086
Total U.S. Treasury & Government Agencies*	—	793,415,300	—	793,415,300
Total Foreign Government*	—	281,789,988	—	281,789,988
Total Preferred Stocks*	—	3,043,987	—	3,043,987
Total Mutual Funds*	201,678	—	—	201,678
Total Short-Term Investments*	—	92,064,344	—	92,064,344
Securities Lending Reinvestments
Certificates of Deposit	—	6,985,775	—	6,985,775
Repurchase Agreements	—	74,444,172	—	74,444,172
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	81,429,947	—	88,429,947
Total Investments	$784,842,917	$1,959,099,459	$34,954	$2,743,977,330

Collateral for Securities Loaned (Liability)	$—	$(88,402,593)	$—	$(88,402,593)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,885,626	$—	$7,885,626
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,365,612)	—	(3,365,612)
Total Forward Contracts	$—	$4,520,014	$—	$4,520,014
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,615,910	$—	$—	$6,615,910
Futures Contracts (Unrealized Depreciation)	(1,208,376)	—	—	(1,208,376)
Total Futures Contracts	$5,407,534	$—	$—	$5,407,534

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,053,314	$—	$5,053,314
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(24,859,866)	—	(24,859,866)
Total Centrally Cleared Swap Contracts	$—	$(19,806,552)	$—	$(19,806,552)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$112,310	$—	$112,310
OTC Swap Contracts at Value (Liabilities)	—	(8,857)	—	(8,857)
Total OTC Swap Contracts	$—	$103,453	$—	$103,453

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—56.1% of Net Assets

Security Description	Principal Amount*	Value

Banks—0.7%
Bank Gospodarstwa Krajowego 5.375%, 05/22/33 (144A)	552,000	$548,573
BNG Bank NV 3.500%, 07/19/27 (AUD)	2,491,000	1,584,738
Kreditanstalt fuer Wiederaufbau 4.100%, 02/20/26 (AUD)	2,360,000	1,535,645

		3,668,956

Electric—0.1%
Chile Electricity Lux MPC SARL 6.010%, 01/20/33 (144A)	474,000	477,901

Regional Government—1.5%
Japan Finance Organization for Municipalities 0.050%, 02/12/27 (EUR)	1,822,000	1,799,826
New South Wales Treasury Corp. 2.000%, 03/08/33 (AUD)	2,241,000	1,190,823
Province of Ontario 2.900%, 12/02/46 (CAD)	5,321,000	3,105,668
Province of Quebec 0.875%, 05/04/27 (EUR)	1,239,000	1,252,411
Treasury Corp. of Victoria 2.000%, 11/20/37 (AUD)	775,000	352,810
2.250%, 11/20/34 (AUD)	1,615,000	831,042

		8,532,580

Sovereign—53.8%
Angola Government International Bonds 8.000%, 11/26/29	3,554,000	3,305,220
8.250%, 05/09/28	1,012,000	972,538
Argentina Republic Government International Bonds 0.750%, 07/09/30 (a)	3,159,390	1,656,468
1.000%, 07/09/29	1,532,610	825,004
3.625%, 07/09/35 (a)	5,542,329	2,300,547
4.250%, 01/09/38 (a)	1,965,508	911,590
Australia Government Bond 3.000%, 03/21/47 (AUD)	1,419,000	743,611
Bahrain Government International Bond 6.000%, 09/19/44	1,084,000	896,841
Brazil Notas do Tesouro Nacional 10.000%, 01/01/27 (BRL)	11,823,000	2,403,883
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/50 (EUR)	585,162	336,528
1.000%, 05/15/38 (EUR)	2,000,000	1,789,165
1.800%, 08/15/53 (EUR)	532,412	497,015
2.600%, 08/15/33 (EUR)	1,950,120	2,160,860
3.250%, 07/04/42 (EUR)	2,022,295	2,425,236
Caisse Francaise de Financement Local 0.010%, 02/22/28 (EUR)	800,000	768,063
0.750%, 01/11/27 (EUR)	400,000	404,440
Canada Government Bond 2.250%, 12/01/29 (CAD)	3,997,000	2,780,003
Canada Government Real Return Bond 4.000%, 12/01/31 (CAD) (c)	11,490,213	9,924,056

Sovereign—(Continued)
Canada Housing Trust No. 1 4.250%, 03/15/34 (144A) (CAD)	580,000	441,717
Chile Government International Bonds 4.125%, 07/05/34 (EUR)	650,000	701,252
5.330%, 01/05/54 (d)	1,388,000	1,332,435
China Government Bonds 2.640%, 01/15/28 (CNY)	91,110,000	12,780,602
2.750%, 06/15/29 (CNY)	7,230,000	1,021,963
2.800%, 11/15/32 (CNY)	37,570,000	5,347,692
3.120%, 10/25/52 (CNY)	35,190,000	5,321,299
Colombia Government International Bonds 3.125%, 04/15/31	2,234,000	1,782,558
3.250%, 04/22/32	1,701,000	1,323,251
3.875%, 02/15/61	848,000	490,423
4.125%, 02/22/42	382,000	257,761
5.000%, 06/15/45 (d)	1,285,000	929,884
7.500%, 02/02/34	1,685,000	1,721,062
8.000%, 04/20/33	1,525,000	1,609,990
8.000%, 11/14/35	649,000	681,337
Colombia TES 7.250%, 10/26/50 (COP)	14,582,200,000	2,656,890
13.250%, 02/09/33 (COP)	5,609,500,000	1,707,127
Costa Rica Government International Bonds 6.550%, 04/03/34 (144A)	943,000	974,947
7.300%, 11/13/54 (144A)	555,000	588,898
Dominican Republic International Bonds 4.875%, 09/23/32	2,490,000	2,229,238
5.500%, 02/22/29 (144A)	1,383,000	1,340,830
6.500%, 02/15/48	354,000	336,279
8.625%, 04/20/27	1,330,000	1,382,204
11.250%, 09/15/35 (144A) (DOP)	62,050,000	1,129,226
Ecuador Government International Bonds 3.500%, 07/31/35 (a)	2,999,311	1,574,272
3.500%, 07/31/35 (144A) (a)	4,020,847	2,110,454
6.000%, 07/31/30 (144A) (a)	1,531,485	1,037,486
Egypt Government International Bonds 3.875%, 02/16/26 (144A)	1,031,000	947,252
5.250%, 10/06/25	520,000	499,138
5.800%, 09/30/27	1,095,000	985,785
7.053%, 01/15/32	754,000	622,796
7.500%, 02/16/61 (144A)	219,000	157,111
8.500%, 01/31/47	2,058,000	1,633,537
8.700%, 03/01/49	1,808,000	1,457,548
8.875%, 05/29/50	1,933,000	1,584,712
El Salvador Government International Bonds 6.375%, 01/18/27	2,892,000	2,509,469
7.125%, 01/20/50	495,000	341,106
8.625%, 02/28/29	1,227,000	1,064,132
Export-Import Bank of Korea 0.829%, 04/27/25 (EUR)	705,000	735,843
French Republic Government Bond OAT 0.500%, 05/25/40 (144A) (EUR)	3,637,000	2,643,621
Ghana Government International Bonds
7.625%, 05/16/29 (e)	490,000	250,553
7.875%, 02/11/35 (144A) (e)	1,046,000	533,460

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ghana Government International Bonds
8.627%, 06/16/49 (e)	1,125,000	$563,985
8.750%, 03/11/61 (144A) (e)	233,000	118,248
8.950%, 03/26/51 (e)	1,903,000	965,773
Guatemala Government Bond 4.375%, 06/05/27	658,000	629,928
Hazine Mustesarligi Varlik Kiralama AS 8.509%, 01/14/29 (144A)	770,000	814,312
Hungary Government International Bonds 2.125%, 09/22/31	1,897,000	1,502,151
5.250%, 06/16/29 (144A)	498,000	492,024
5.500%, 06/16/34	955,000	937,122
5.500%, 06/16/34 (144A)	1,000,000	981,528
6.750%, 09/25/52 (144A)	593,000	635,370
Indonesia Government International Bonds 1.000%, 07/28/29 (EUR)	520,000	487,930
2.850%, 02/14/30	1,163,000	1,036,523
4.200%, 10/15/50 (d)	648,000	545,131
4.300%, 03/31/52	359,000	306,457
Indonesia Treasury Bond 6.875%, 04/15/29 (IDR)	50,573,000,000	3,220,692
Italy Buoni Poliennali Del Tesoro 4.000%, 10/30/31 (144A) (EUR)	3,874,000	4,351,734
4.500%, 10/01/53 (144A) (EUR)	751,000	853,790
Ivory Coast Government International Bonds 5.750%, 12/31/32 (a)	268,472	255,169
6.125%, 06/15/33	3,595,000	3,236,392
6.375%, 03/03/28	1,281,000	1,263,340
Jamaica Government International Bonds 7.875%, 07/28/45 (d)	1,963,000	2,305,145
9.625%, 11/03/30 (JMD)	91,000,000	626,009
Japan Government Five Year Bond 0.300%, 06/20/28 (JPY)	1,675,600,000	11,074,700
Japan Government Forty Year Bond 1.300%, 03/20/63 (JPY)	235,400,000	1,310,001
Japan Government Thirty Year Bonds 0.400%, 12/20/49 (JPY)	264,800,000	1,294,893
0.600%, 09/20/50 (JPY)	490,100,000	2,496,894
1.600%, 12/20/53 (JPY)	87,250,000	556,987
Japan Government Twenty Year Bonds 0.500%, 09/20/36 (JPY)	1,313,400,000	8,243,064
1.400%, 12/20/42 (JPY)	569,150,000	3,767,188
Japan Treasury Discount Bills
Zero Coupon, 05/07/24 (JPY) (f)	180,500,000	1,192,351
Zero Coupon, 07/01/24 (JPY) (f)	1,114,650,000	7,363,037
Jordan Government International Bond 7.500%, 01/13/29 (144A)	1,196,000	1,192,075
Kingdom of Belgium Government Bonds 1.450%, 06/22/37 (144A) (EUR)	1,650,466	1,478,109
2.850%, 10/22/34 (144A) (EUR)	1,233,252	1,327,120
Korea Housing Finance Corp. 3.714%, 04/11/27 (144A) (EUR)	680,000	741,218
Korea Treasury Bonds 1.375%, 12/10/29 (KRW)	10,252,340,000	6,841,356
4.125%, 12/10/33 (KRW)	3,047,080,000	2,398,867

Sovereign—(Continued)
Lebanon Government International Bonds 6.000%, 01/27/23 (e)	6,653,000	433,509
6.200%, 02/26/25 (e)	461,000	29,587
6.650%, 11/03/28 (e)	2,006,000	130,695
Magyar Export-Import Bank Zrt 6.125%, 12/04/27 (144A)	856,000	860,280
Mexico Bonos 8.000%, 11/07/47 (MXN)	16,536,400	857,084
8.000%, 07/31/53 (MXN)	33,631,900	1,729,005
8.500%, 05/31/29 (MXN)	30,030,000	1,747,356
Mexico Government International Bonds 3.771%, 05/24/61	1,695,000	1,100,098
6.000%, 05/07/36	2,625,000	2,630,398
Morocco Government International Bond 6.500%, 09/08/33 (144A)	416,000	429,490
Nigeria Government International Bonds 6.125%, 09/28/28 (144A)	472,000	426,858
6.125%, 09/28/28	4,406,000	3,982,319
6.500%, 11/28/27	392,000	368,135
7.143%, 02/23/30	1,033,000	936,910
7.375%, 09/28/33 (144A)	558,000	476,867
7.375%, 09/28/33	1,124,000	960,301
Oman Government International Bonds 5.625%, 01/17/28	1,215,000	1,219,171
6.250%, 01/25/31	490,000	506,295
7.375%, 10/28/32	1,055,000	1,172,135
Pakistan Government International Bond 8.875%, 04/08/51	1,805,000	1,355,013
Panama Bonos del Tesoro 3.362%, 06/30/31	356,000	282,130
Panama Government International Bonds 3.870%, 07/23/60	2,167,000	1,254,086
6.700%, 01/26/36	390,000	378,069
6.853%, 03/28/54	1,492,000	1,353,058
6.875%, 01/31/36	260,000	253,317
7.500%, 03/01/31	212,000	219,747
Panama Notas del Tesoro 3.750%, 04/17/26	1,775,000	1,697,344
Paraguay Government International Bonds 3.849%, 06/28/33 (144A)	209,000	182,252
3.849%, 06/28/33	690,000	601,692
4.950%, 04/28/31 (144A)	650,000	625,303
4.950%, 04/28/31	460,000	442,522
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	570,000	556,240
Peruvian Government International Bond 3.000%, 01/15/34	495,000	405,034
Philippines Government International Bonds 3.200%, 07/06/46	1,794,000	1,282,713
3.229%, 03/29/27	292,000	276,924
3.556%, 09/29/32	1,465,000	1,315,145
3.750%, 01/14/29	364,000	345,549
4.200%, 03/29/47	630,000	530,258
5.500%, 03/30/26	288,000	291,008
Qatar Government International Bond 5.103%, 04/23/48	200,000	194,260

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Republic of Austria Government Bonds Zero Coupon, 02/20/30 (144A) (EUR)	592,000	$546,865
0.900%, 02/20/32 (144A) (EUR)	7,880,000	7,395,568
2.900%, 02/20/33 (144A) (EUR)	1,195,000	1,299,282
Republic of Kenya Government International Bonds 7.000%, 05/22/27	1,473,000	1,432,934
8.000%, 05/22/32	1,665,000	1,556,775
Republic of Poland Government International Bonds 4.875%, 10/04/33	1,147,000	1,128,432
5.500%, 04/04/53	424,000	422,125
Republic of South Africa Government International Bonds 4.850%, 09/30/29	1,011,000	905,947
5.650%, 09/27/47	826,000	598,602
5.875%, 04/20/32 (d)	745,000	670,500
Romania Government International Bonds 3.000%, 02/14/31	800,000	670,656
3.625%, 03/27/32 (144A)	794,000	680,248
3.625%, 03/27/32	558,000	478,190
4.000%, 02/14/51	868,000	612,895
5.250%, 11/25/27	546,000	537,810
5.250%, 11/25/27 (144A)	1,010,000	994,446
5.875%, 01/30/29 (144A)	558,000	557,469
6.000%, 05/25/34	2,710,000	2,689,675
6.625%, 09/27/29 (144A) (EUR)	365,000	425,499
Saudi Government International Bonds 2.250%, 02/02/33	2,595,000	2,088,975
3.250%, 10/22/30 (144A)	689,000	624,785
3.450%, 02/02/61	2,147,000	1,425,071
5.250%, 01/16/50	1,842,000	1,732,898
5.750%, 01/16/54 (144A)	1,345,000	1,328,188
Senegal Government International Bonds 4.750%, 03/13/28 (EUR)	740,000	717,735
6.250%, 05/23/33	2,081,000	1,768,850
6.750%, 03/13/48	274,000	202,760
Serbia International Bonds 6.500%, 09/26/33 (144A)	262,000	266,913
6.500%, 09/26/33	1,925,000	1,962,095
Spain Government Bonds 3.450%, 07/30/43 (144A) (EUR)	2,034,000	2,141,777
3.900%, 07/30/39 (144A) (EUR)	2,480,000	2,803,193
Sri Lanka Government International Bonds 6.200%, 05/11/27 (e)	1,023,000	600,971
6.850%, 11/03/25 (e)	1,370,000	815,112
7.550%, 03/28/30 (e)	1,210,000	707,765
7.850%, 03/14/29 (e)	523,000	307,242
Sweden Bonds Inflation-Linked 0.125%, 06/01/26 (SEK) (c)	2,840,000	338,021
0.125%, 12/01/27 (SEK) (c)	6,330,000	737,657
3.500%, 12/01/28 (SEK) (c)	1,625,000	271,192
Turkiye Government International Bonds 4.875%, 04/16/43	1,708,000	1,195,737
5.250%, 03/13/30	1,715,000	1,547,787
5.875%, 06/26/31	1,252,000	1,145,580
6.125%, 10/24/28	1,008,000	982,800
Turkiye Ihracat Kredi Bankasi AS 9.000%, 01/28/27 (144A)	600,000	626,243

Sovereign—(Continued)
U.K. Gilts 0.125%, 01/31/28 (GBP)	1,282,369	1,404,841
0.875%, 07/31/33 (GBP)	664,604	642,217
0.875%, 01/31/46 (GBP)	2,490,000	1,607,204
1.250%, 10/22/41 (GBP)	1,582,182	1,251,888
1.500%, 07/31/53 (GBP)	1,200,098	798,970
1.750%, 09/07/37 (GBP)	2,428,769	2,319,948
3.750%, 01/29/38 (GBP)	1,661,690	2,004,492
3.750%, 10/22/53 (GBP)	354,650	399,232
4.625%, 01/31/34 (GBP)	8,177,914	10,901,153
Ukraine Government International Bonds 6.750%, 06/20/28 (144A) (EUR) (e)	442,000	143,056
6.876%, 05/21/31 (e)	1,096,000	317,402
7.375%, 09/25/34 (e)	4,649,000	1,336,587
7.750%, 09/01/26 (e)	4,290,000	1,501,500
7.750%, 09/01/29 (e)	1,548,000	499,973
Uruguay Government International Bonds 4.375%, 01/23/31	676,097	660,988
4.975%, 04/20/55	857,005	804,402
7.875%, 01/15/33 (g)	535,000	639,220
Venezuela Government International Bond 9.250%, 09/15/27 (e)	4,693,000	825,140
Zambia Government International Bond 8.970%, 07/30/27 (e)	1,123,000	823,316

		293,947,772

Total Foreign Government (Cost $330,089,919)		306,627,209

Corporate Bonds & Notes—31.6%

Aerospace/Defense—0.1%
Embraer Netherlands Finance BV 7.000%, 07/28/30 (144A)	328,000	343,466

Agriculture—0.2%
Altria Group, Inc. 3.125%, 06/15/31 (EUR)	860,000	865,863
BAT International Finance PLC 6.000%, 11/24/34 (GBP)	305,000	384,156

		1,250,019

Apparel—0.3%
Tapestry, Inc. 5.875%, 11/27/31 (EUR)	631,000	724,801
VF Corp. 4.250%, 03/07/29 (EUR)	811,000	860,934

		1,585,735

Auto Manufacturers—0.4%
Ford Credit Canada Co. 6.382%, 11/10/28 (CAD)	299,000	229,874
Ford Motor Credit Co. LLC 6.125%, 05/15/28 (EUR)	485,000	563,906

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Hyundai Capital America 5.250%, 01/08/27 (144A)	420,000	$419,623
Volkswagen International Finance NV 1.875%, 03/30/27 (EUR)	400,000	409,558
3.748%, 5Y EUR Swap + 2.924%, 12/28/27 (EUR) (b)	300,000	305,045
3.875%, 10Y EUR Swap + 3.370%, 06/14/27 (EUR) (b)	100,000	102,965

		2,030,971

Auto Parts & Equipment—0.0%
ZF Finance GmbH 2.000%, 05/06/27 (EUR)	200,000	200,666

Banks—8.0%
ABN AMRO Bank NV 4.375%, 5Y EUR Swap + 4.674%, 09/22/25 (EUR) (b)	400,000	418,214
AIB Group PLC 2.250%, 1Y EUR Swap + 1.300%, 04/04/28 (EUR) (b)	885,000	914,573
Banco de Credito del Peru SA 5.850%, 01/11/29 (144A)	441,000	446,063
Banco Nacional de Panama 2.500%, 08/11/30	1,055,000	825,860
Banco Santander SA 3.125%, 1Y UKG + 1.800%, 10/06/26 (GBP) (b)	300,000	365,064
5.750%, 5Y EUR Swap + 2.850%, 08/23/33 (EUR) (b)	400,000	452,831
Bank Hapoalim BM 3.255%, 5Y H15 + 2.155%, 01/21/32 (144A) (b)	312,000	279,586
Bank Leumi Le-Israel BM 7.129%, 5Y H15 + 3.466%, 07/18/33 (144A) (b)	365,000	359,405
Bank of America Corp. 1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (b)	1,189,000	1,233,816
8.738%, 3M TSFR + 3.397%, 04/29/24 (b)	161,000	161,611
Bank of East Asia Ltd. 6.750%, 1Y H15 + 2.100%, 03/15/27 (b)	260,000	261,337
Bank of Ireland Group PLC 4.625%, 1Y EUR Swap + 1.550%, 11/13/29 (EUR) (b)	554,000	616,199
5.601%, SOFR + 1.620%, 03/20/30 (144A) (b)	281,000	280,652
Bank of Montreal 0.125%, 01/26/27 (EUR)	640,000	632,440
1.000%, 04/05/26 (EUR)	619,000	637,556
Bank of Nova Scotia 0.010%, 01/14/27 (EUR)	1,565,000	1,544,413
0.450%, 03/16/26 (EUR)	246,000	250,749
Banque Federative du Credit Mutuel SA 3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (b)	600,000	639,839
Barclays PLC 6.125%, 5Y H15 + 5.867%, 12/15/25 (b)	716,000	691,034
BNP Paribas SA 2.500%, 5Y EUR Swap + 1.600%, 03/31/32 (EUR) (b)	500,000	511,760
2.750%, 3M EURIBOR + 1.370%, 07/25/28 (EUR) (b)	300,000	313,744
Cie de Financement Foncier SA 0.375%, 04/09/27 (EUR)	1,200,000	1,193,339
Citigroup, Inc. 7.625%, 5Y H15 + 3.211%, 11/15/28 (b)	102,000	107,086
Commonwealth Bank of Australia 0.125%, 10/15/29 (EUR)	1,015,000	931,154
0.750%, 02/28/28 (EUR)	235,000	231,252

Banks—(Continued)
Cooperatieve Rabobank UA 4.625%, 05/23/29 (GBP)	375,000	454,181
Deutsche Bank AG 1.875%, 3M EURIBOR + 1.380%, 02/23/28 (EUR) (b)	100,000	101,473
5.000%, 3M EURIBOR + 2.950%, 09/05/30 (EUR) (b)	500,000	560,032
DNB Boligkreditt AS 0.250%, 09/07/26 (EUR)	1,314,000	1,321,353
Goldman Sachs Group, Inc. 0.875%, 05/09/29 (EUR)	975,000	921,204
8.437%, 3M TSFR + 3.136%, 04/29/24 (b)	202,000	202,049
HSBC Holdings PLC 4.600%, 5Y H15 + 3.649%, 12/17/30 (b)	818,000	692,011
6.364%, 5Y EUR Swap + 3.300%, 11/16/32 (EUR) (b)	650,000	748,438
ING Groep NV 2.125%, 5Y EUR Swap + 2.400%, 05/26/31 (EUR) (b)	300,000	310,491
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (b)	790,000	790,000
Intesa Sanpaolo SpA 6.625%, 06/20/33 (144A)	528,000	547,862
7.200%, 11/28/33 (144A) (d)	298,000	320,994
JPMorgan Chase & Co. 1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (b)	1,200,000	1,232,753
8.818%, 3M TSFR + 3.512%, 05/01/24 (b)	8,000	7,996
8.868%, 3M TSFR + 3.562%, 05/01/24 (b)	168,000	167,711
KBC Group NV 4.250%, 5Y EUR Swap + 3.594%, 10/24/25 (EUR) (b)	400,000	411,365
4.875%, 5Y EUR Swap + 2.250%, 04/25/33 (EUR) (b)	500,000	549,267
Lloyds Bank PLC 0.125%, 06/18/26 (EUR)	1,425,000	1,433,356
Lloyds Banking Group PLC 4.750%, 1Y EUR Swap + 1.600%, 09/21/31 (EUR) (b)	735,000	833,238
Morgan Stanley 4.656%, 3M EURIBOR + 1.304%, 03/02/29 (EUR) (b)	1,385,000	1,547,706
National Australia Bank Ltd. 0.010%, 01/06/29 (EUR)	1,215,000	1,130,793
NatWest Group PLC 5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (EUR) (b)	582,000	662,087
Nordea Bank Abp 6.625%, 5Y H15 + 4.110%, 03/26/26 (144A) (b)	565,000	559,301
Royal Bank of Canada 0.125%, 04/26/27 (EUR)	843,000	827,909
3.500%, 07/25/28 (EUR)	250,000	273,938
Santander Holdings USA, Inc. 6.174%, SOFR + 2.500%, 01/09/30 (b)	500,000	504,507
Santander U.K. Group Holdings PLC 3.530%, 1Y EUR Swap + 1.850%, 08/25/28 (EUR) (b)	718,000	770,602
Santander U.K. PLC 0.050%, 01/12/27 (EUR)	775,000	765,320
Shinhan Financial Group Co. Ltd. 2.875%, 5Y H15 + 2.064%, 05/12/26 (b)	201,000	186,727
Stadshypotek AB 0.010%, 11/24/28 (EUR)	1,100,000	1,035,153
Standard Chartered PLC 1.456%, 1Y H15 + 1.000%, 01/14/27 (b)	480,000	445,204
7.089%, 3M TSFR + 1.772%, 01/30/27 (144A) (b)	400,000	382,703
Swedbank AB 3.625%, 5Y EUR Swap + 2.150%, 08/23/32 (EUR) (b)	534,000	563,199

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
TC Ziraat Bankasi AS 8.000%, 01/16/29 (144A)	312,000	$315,915
8.000%, 01/16/29	1,365,000	1,382,308
Toronto-Dominion Bank 0.100%, 07/19/27 (EUR)	445,000	433,861
3.250%, 04/27/26 (EUR)	665,000	716,132
Truist Financial Corp. 5.100%, 10Y H15 + 4.349%, 03/01/30 (b)	499,000	464,189
Turkiye Vakiflar Bankasi TAO 9.000%, 10/12/28 (144A)	585,000	614,250
UBS Group AG 4.625%, 1Y EUR Swap + 1.150%, 03/17/28 (EUR) (b)	654,000	723,017
7.750%, 1Y EURIBOR ICE Swap + 4.950%, 03/01/29 (EUR) (b)	586,000	720,816
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b) (d)	243,000	263,284
UniCredit SpA 1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (b)	705,000	743,780
Wells Fargo & Co. 0.625%, 03/25/30 (EUR)	335,000	304,124
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (b)	549,000	539,995
Westpac Banking Corp. 0.010%, 09/22/28 (EUR)	279,000	260,966
Yapi ve Kredi Bankasi AS 9.250%, 10/16/28 (144A)	600,000	636,774

		43,679,911

Chemicals—0.7%
Braskem Idesa SAPI 6.990%, 02/20/32 (144A)	726,000	563,580
6.990%, 02/20/32	240,000	186,307
Braskem Netherlands Finance BV 4.500%, 01/10/28	693,000	622,167
4.500%, 01/31/30	286,000	245,924
8.500%, 01/12/31 (144A)	360,000	373,315
CNAC HK Finbridge Co. Ltd. 5.125%, 03/14/28	200,000	199,585
INEOS Quattro Finance 2 PLC 2.500%, 01/15/26 (144A) (EUR)	561,000	585,311
8.500%, 03/15/29 (144A) (EUR)	128,000	145,439
Sasol Financing USA LLC 8.750%, 05/03/29 (144A)	285,000	290,328
UPL Corp. Ltd. 4.500%, 03/08/28	525,000	448,795

		3,660,751

Commercial Services—1.1%
Adani Ports & Special Economic Zone Ltd. 3.828%, 02/02/32	220,000	179,706
4.375%, 07/03/29	250,000	222,628
Autopistas del Sol SA 7.375%, 12/30/30	709,754	681,363
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.500%, 01/15/31 (144A) (GBP)	120,000	163,196
DP World Ltd. 6.850%, 07/02/37	1,550,000	1,688,911

Commercial Services—(Continued)
DP World Salaam 6.000%, 5Y H15 + 5.750%, 10/01/25 (b)	1,024,000	1,019,392
Global Payments, Inc. 4.875%, 03/17/31 (EUR)	455,000	517,023
JSW Infrastructure Ltd. 4.950%, 01/21/29 (144A)	531,000	498,504
Mersin Uluslararasi Liman Isletmeciligi AS 8.250%, 11/15/28 (144A)	770,000	794,101

		5,764,824

Computers—0.3%
CA Magnum Holdings 5.375%, 10/31/26 (144A)	680,000	649,615
Kyndryl Holdings, Inc. 2.050%, 10/15/26 (d)	679,000	622,017
Lenovo Group Ltd. 3.421%, 11/02/30	285,000	250,167

		1,521,799

Distribution/Wholesale—0.1%
LKQ Dutch Bond BV 4.125%, 03/13/31 (EUR)	535,000	585,046

Diversified Financial Services—0.8%
Air Lease Corp. 5.400%, 06/01/28 (CAD)	321,000	241,235
Aviation Capital Group LLC 3.500%, 11/01/27 (144A) (d)	214,000	199,154
BPCE SFH SA 0.010%, 01/21/27 (EUR)	800,000	791,576
0.010%, 11/10/27 (EUR)	400,000	387,275
China Great Wall International Holdings V Ltd. 2.875%, 11/23/26	270,000	247,070
Credicorp Capital Sociedad Titulizadora SA 10.100%, 12/15/43 (144A) (PEN) †	3,100,000	839,848
Credit Mutuel Home Loan SFH SA 3.125%, 06/22/27 (EUR)	800,000	865,248
Indiabulls Housing Finance Ltd. 9.700%, 07/03/27 (144A)	240,000	239,640
Intercorp Financial Services, Inc. 4.125%, 10/19/27	285,000	267,136
Joy Treasure Assets Holdings, Inc. 4.500%, 03/20/29	340,000	323,858

		4,402,040

Electric—2.0%
Adani Green Energy Ltd. 4.375%, 09/08/24	1,040,000	1,026,673
AES Andes SA 6.300%, 03/15/29 (144A)	618,000	623,970
6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (b)	265,000	258,534
Alfa Desarrollo SpA 4.550%, 09/27/51 (144A)	791,374	604,821
AltaLink LP 4.692%, 11/28/32 (CAD)	204,000	152,795

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/39 (144A)	235,000	$254,428
China Huaneng Group Hong Kong Treasury Management Holding Ltd. 3.080%, 5Y H15 + 5.651%, 12/09/25 (b)	200,000	191,750
Colbun SA 3.950%, 10/11/27	200,000	190,852
Cometa Energia SA de CV 6.375%, 04/24/35	249,422	251,452
Comision Federal de Electricidad 3.348%, 02/09/31	745,000	621,825
4.688%, 05/15/29 (d)	414,000	389,331
4.688%, 05/15/29 (144A)	359,000	337,608
5.000%, 09/29/36	706,000	623,045
EDP - Energias de Portugal SA 1.500%, 5Y EUR Swap + 1.888%, 03/14/82 (EUR) (b)	400,000	393,219
Electricite de France SA 5.993%, 05/23/30 (CAD)	244,000	188,569
Empresas Publicas de Medellin ESP 4.250%, 07/18/29 (144A)	592,000	512,825
Eskom Holdings SOC Ltd. 7.125%, 02/11/25	666,000	662,017
Fortis, Inc. 5.677%, 11/08/33 (CAD)	500,000	392,008
India Clean Energy Holdings 4.500%, 04/18/27 (144A)	665,000	609,225
Israel Electric Corp. Ltd. 3.750%, 02/22/32 (144A)	213,000	179,728
Lamar Funding Ltd. 3.958%, 05/07/25	1,772,000	1,725,485
Minejesa Capital BV 4.625%, 08/10/30	418,410	397,104
5.625%, 08/10/37	595,000	539,620

		11,126,884

Electronics—0.2%
Honeywell International, Inc. 4.125%, 11/02/34 (EUR)	1,141,000	1,298,041

Energy-Alternate Sources—0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy 6.700%, 03/12/42 (144A)	200,000	193,115
Greenko Dutch BV 3.850%, 03/29/26	364,000	341,905
Greenko Solar Mauritius Ltd. 5.950%, 07/29/26	215,000	209,195

		744,215

Engineering & Construction—1.2%
Aeropuerto Internacional de Tocumen SA 4.000%, 08/11/41	1,960,000	1,436,846
Dianjian Haiyu Ltd. 4.250%, 5Y H15 + 4.575%, 01/14/27 (b)	1,423,000	1,373,185

Engineering & Construction—(Continued)
Gatwick Funding Ltd. 2.500%, 04/15/32 (GBP)	720,000	793,360
Heathrow Funding Ltd. 2.750%, 10/13/31 (GBP)	490,000	554,889
6.450%, 12/10/33 (GBP)	271,000	370,316
Powerchina Roadbridge Group British Virgin Islands Ltd. 3.080%, 5Y H15 + 5.256%, 04/01/26 (b)	1,485,000	1,411,492
State Agency of Roads of Ukraine 6.250%, 06/24/30 (144A) † (e)	1,144,000	326,040
TAV Havalimanlari Holding AS 8.500%, 12/07/28 (144A)	375,000	386,325

		6,652,453

Entertainment—0.1%
GENM Capital Labuan Ltd. 3.882%, 04/19/31	535,000	468,512

Environmental Control—0.0%
Paprec Holding SA 7.250%, 11/17/29 (144A) (EUR)	187,000	214,878

Food—0.3%
China Modern Dairy Holdings Ltd. 2.125%, 07/14/26	310,000	280,895
Metro, Inc. 4.657%, 02/07/33 (CAD)	628,000	460,808
Saputo, Inc. 2.297%, 06/22/28 (CAD)	866,000	581,084
5.250%, 11/29/29 (CAD)	377,000	285,129

		1,607,916

Forest Products & Paper—0.1%
Celulosa Arauco y Constitucion SA 4.250%, 04/30/29	390,000	362,801
Inversiones CMPC SA 6.125%, 02/26/34 (144A)	416,000	422,880

		785,681

Gas—0.5%
Cadent Finance PLC 0.625%, 03/19/30 (EUR)	963,000	876,340
CU, Inc. 5.896%, 11/20/34 (CAD)	69,000	55,875
Energir, Inc. 6.300%, 10/31/33 (CAD)	924,000	761,854
National Grid North America, Inc. 1.054%, 01/20/31 (EUR)	850,000	772,311

		2,466,380

Hand/Machine Tools—0.1%
Finning International, Inc. 4.445%, 05/16/28 (CAD)	753,000	551,702

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.2%
American Medical Systems Europe BV 3.500%, 03/08/32 (EUR)	770,000	$837,360
Stryker Corp. 3.375%, 12/11/28 (EUR)	240,000	260,739

		1,098,099

Healthcare-Services—0.0%
Sutter Health 5.164%, 08/15/33	190,000	191,514

Insurance—0.3%
Allianz SE 3.099%, 3M EURIBOR + 3.350%, 07/06/47 (EUR) (b)	500,000	526,074
CNP Assurances SACA 2.500%, 3M EURIBOR + 3.650%, 06/30/51 (EUR) (b)	300,000	286,019
Credit Agricole Assurances SA 4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (b)	600,000	659,136

		1,471,229

Internet—0.3%
Booking Holdings, Inc. 3.500%, 03/01/29 (EUR)	112,000	121,929
4.500%, 11/15/31 (EUR)	743,000	857,081
Prosus NV 3.061%, 07/13/31	667,000	542,887

		1,521,897

Investment Companies—0.8%
Fund of National Welfare Samruk-Kazyna JSC 2.000%, 10/28/26 (144A)	805,000	738,571
Gaci First Investment Co. 5.125%, 02/14/53	2,960,000	2,562,981
Huarong Finance 2019 Co. Ltd. 3.250%, 11/13/24	400,000	391,240
3.750%, 05/29/24	208,000	206,648
Huarong Finance II Co. Ltd. 4.625%, 06/03/26	220,000	210,756
4.875%, 11/22/26	320,000	306,150

		4,416,346

Iron/Steel—0.1%
CSN Resources SA 4.625%, 06/10/31	595,000	488,053
JSW Steel Ltd. 3.950%, 04/05/27	300,000	279,346

		767,399

Lodging—0.1%
Sands China Ltd. 5.400%, 08/08/28	370,000	362,864
Wynn Macau Ltd. 5.625%, 08/26/28	310,000	293,826

		656,690

Mining—1.8%
Anglo American Capital PLC 4.750%, 09/21/32 (EUR)	265,000	299,875
Aris Mining Corp. 6.875%, 08/09/26	395,000	355,994
Cia de Minas Buenaventura SAA 5.500%, 07/23/26	764,000	737,059
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29	1,810,000	1,606,963
3.150%, 01/14/30	369,000	326,530
3.750%, 01/15/31	950,000	846,428
5.125%, 02/02/33	1,835,000	1,746,970
5.125%, 02/02/33 (144A)	330,000	314,169
5.950%, 01/08/34 (144A)	1,724,000	1,721,248
First Quantum Minerals Ltd. 9.375%, 03/01/29 (144A)	219,000	226,865
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.450%, 05/15/30	740,000	731,062
Stillwater Mining Co. 4.000%, 11/16/26 (d)	465,000	414,431
Volcan Cia Minera SAA 4.375%, 02/11/26	942,000	583,632
4.375%, 02/11/26 (144A)	107,000	66,294

		9,977,520

Multi-National—0.7%
European Investment Bank 0.750%, 07/15/27 (AUD)	990,000	578,548
1.800%, 01/19/27 (AUD)	1,300,000	795,119
Inter-American Development Bank 2.700%, 01/29/26 (AUD)	1,005,000	637,381
4.250%, 06/11/26 (AUD)	783,000	510,752
International Bank for Reconstruction & Development 3.000%, 10/19/26 (AUD)	445,000	282,161
International Finance Corp. 4.450%, 05/14/27 (AUD)	1,159,000	762,185

		3,566,146

Oil & Gas—6.5%
Bapco Energies BSCC 7.500%, 10/25/27	1,986,000	2,034,121
BP Capital Markets PLC 3.250%, 5Y EUR Swap + 3.520%, 03/22/26 (EUR) (b)	234,000	245,589
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (EUR) (b)	301,000	309,791
Canacol Energy Ltd. 5.750%, 11/24/28	866,000	383,330
5.750%, 11/24/28 (144A)	276,000	122,170
Ecopetrol SA 6.875%, 04/29/30	92,000	89,826
8.375%, 01/19/36 (d)	87,000	87,819
8.625%, 01/19/29	2,651,000	2,809,949
Eni SpA 3.375%, 5Y EUR Swap + 3.641%, 07/13/29 (EUR) (b)	555,000	554,597
Geopark Ltd. 5.500%, 01/17/27	430,000	390,532

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Gran Tierra Energy, Inc. 9.500%, 10/15/29 (144A)	619,000	$578,451
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.550%, 09/18/33	262,000	280,323
8.550%, 09/18/33 (144A)	200,000	213,987
KazMunayGas National Co. JSC 5.375%, 04/24/30	2,005,000	1,964,988
Leviathan Bond Ltd. 6.125%, 06/30/25 (144A)	324,995	319,067
6.750%, 06/30/30 (144A)	246,793	228,351
Medco Maple Tree Pte. Ltd. 8.960%, 04/27/29 (144A)	325,000	337,668
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/28 (144A) † (e)	505,000	302,030
7.650%, 07/19/25 (e)	1,216,950	991,814
Pertamina Persero PT 2.300%, 02/09/31	3,727,000	3,079,872
Petroleos de Venezuela SA 5.375%, 04/12/27 (e)	3,435,000	309,461
6.000%, 11/15/26 (e)	4,970,965	457,784
Petroleos Mexicanos 6.350%, 02/12/48	3,345,000	2,133,172
6.500%, 03/13/27	2,899,000	2,730,563
6.700%, 02/16/32	2,243,000	1,865,374
6.750%, 09/21/47	439,000	292,003
6.875%, 08/04/26 (d)	1,549,000	1,503,551
6.950%, 01/28/60	1,630,000	1,077,016
7.690%, 01/23/50	211,000	151,774
QatarEnergy 3.125%, 07/12/41	1,612,000	1,200,111
3.300%, 07/12/51	2,605,000	1,835,223
3.300%, 07/12/51 (144A)	977,000	688,297
Raizen Fuels Finance SA 6.450%, 03/05/34 (144A) (d)	771,000	791,037
Saudi Arabian Oil Co. 2.250%, 11/24/30	2,345,000	1,974,340
SierraCol Energy Andina LLC 6.000%, 06/15/28 (144A)	400,000	351,437
6.000%, 06/15/28 (d)	215,000	188,897
Tengizchevroil Finance Co. International Ltd. 3.250%, 08/15/30	1,250,000	1,010,475
3.250%, 08/15/30 (144A)	552,000	446,226
TotalEnergies SE 1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (b)	412,000	401,149
Var Energi ASA 5.500%, 05/04/29 (EUR)	739,000	844,771

		35,576,936

Packaging & Containers—0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28 (144A)	579,000	500,152
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/26 (EUR)	615,000	570,604

		1,070,756

Pipelines—0.3%
Acu Petroleo Luxembourg SARL 7.500%, 07/13/35 (144A)	631,275	614,484
Inter Pipeline Ltd./AB 5.849%, 05/18/32 (CAD)	760,000	568,282
TransCanada PipeLines Ltd. 5.330%, 05/12/32 (CAD)	430,000	323,712

		1,506,478

Real Estate—0.3%
Annington Funding PLC 3.184%, 07/12/29 (GBP)	365,000	413,064
Heimstaden Bostad Treasury BV 0.625%, 07/24/25 (EUR)	440,000	436,766
Sinochem Offshore Capital Co. Ltd. 2.375%, 09/23/31	345,000	286,381
Vivion Investments SARL 3.000%, 08/08/24 (EUR)	700,000	732,539

		1,868,750

Real Estate Investment Trusts—0.6%
American Tower Corp. 0.875%, 05/21/29 (EUR)	590,000	554,425
Digital Dutch Finco BV 1.250%, 02/01/31 (EUR)	306,000	273,999
1.500%, 03/15/30 (EUR)	148,000	138,785
Digital Intrepid Holding BV 0.625%, 07/15/31 (EUR)	625,000	526,999
Equinix, Inc. 1.000%, 03/15/33 (EUR)	985,000	843,590
Trust Fibra Uno 4.869%, 01/15/30	403,000	355,586
Westfield America Management Ltd. 2.625%, 03/30/29 (GBP)	340,000	375,996

		3,069,380

Retail—0.2%
Dollarama, Inc. 2.443%, 07/09/29 (CAD)	364,000	242,365
5.533%, 09/26/28 (CAD)	353,000	270,436
Falabella SA 3.750%, 10/30/27	463,000	423,256

		936,057

Savings & Loans—0.3%
Nationwide Building Society 1.125%, 05/31/28 (EUR)	1,000,000	996,773
2.000%, 5Y EUR Swap + 1.500%, 07/25/29 (EUR) (b)	750,000	801,949

		1,798,722

Software—0.2%
Fidelity National Information Services, Inc. 0.625%, 12/03/25 (EUR)	141,000	144,715
Fiserv, Inc. 1.625%, 07/01/30 (EUR)	916,000	876,642

		1,021,357

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—1.0%
AT&T, Inc. 3.550%, 12/17/32 (EUR)	770,000	$835,272
Bell Telephone Co. of Canada or Bell Canada 3.000%, 03/17/31 (CAD)	170,000	112,495
5.850%, 11/10/32 (CAD)	1,231,000	966,570
C&W Senior Finance Ltd. 6.875%, 09/15/27	270,000	254,986
CK Hutchison Group Telecom Finance SA 0.750%, 04/17/26 (EUR)	441,000	448,094
1.500%, 10/17/31 (EUR)	691,000	638,448
Millicom International Cellular SA 7.375%, 04/02/32 (144A)	245,000	245,647
TELUS Corp. 5.250%, 11/15/32 (CAD)	1,113,000	838,560
5.750%, 09/08/33 (CAD)	768,000	598,082
Xiaomi Best Time International Ltd. 3.375%, 04/29/30	295,000	260,235

		5,198,389

Transportation—1.0%
Empresa de Transporte de Pasajeros Metro SA 3.650%, 05/07/30 (144A)	200,000	182,800
4.700%, 05/07/50	665,000	549,771
5.000%, 01/25/47	200,000	173,263
Lima Metro Line 2 Finance Ltd. 4.350%, 04/05/36	883,245	818,792
5.875%, 07/05/34	633,297	628,368
SNCF Reseau 1.125%, 05/25/30 (EUR)	1,500,000	1,446,014
Transnet SOC Ltd. 8.250%, 02/06/28 (144A)	1,681,000	1,670,511

		5,469,519

Water—0.1%
Thames Water Utilities Finance PLC 4.000%, 04/18/27 (EUR)	299,000	304,250
6.750%, 11/16/28 (GBP)	420,000	518,417

		822,667

Total Corporate Bonds & Notes (Cost $178,679,708)		172,947,741

U.S. Treasury & Government Agencies—4.3%

Agency Sponsored Mortgage - Backed—1.2%
Federal Home Loan Mortgage Corp. STACR REMICS Trust 6.070%, SOFR30A + 0.750%, 10/25/33 (144A) (b)	76,788	76,742
6.120%, SOFR30A + 0.800%, 10/25/41 (144A) (b)	30,119	30,119
6.270%, SOFR30A + 0.950%, 12/25/41 (144A) (b)	929,696	925,115
6.820%, SOFR30A + 1.500%, 10/25/41 (144A) (b)	675,847	676,817
6.970%, SOFR30A + 1.650%, 01/25/34 (144A) (b)	162,589	163,165
7.420%, SOFR30A + 2.100%, 03/25/43 (144A) (b)	347,898	354,946
9.670%, SOFR30A + 4.350%, 04/25/42 (144A) (b)	208,229	223,130

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities 6.070%, SOFR30A + 0.750%, 10/25/41 (144A) (b)	929	928
6.170%, SOFR30A + 0.850%, 12/25/41 (144A) (b)	167,663	167,578
6.870%, SOFR30A + 1.550%, 10/25/41 (144A) (b)	66,676	66,963
6.970%, SOFR30A + 1.650%, 12/25/41 (144A) (b)	909,180	913,096
7.221%, SOFR30A + 1.900%, 06/25/43 (144A) (b)	311,076	314,741
7.535%, SOFR30A + 2.214%, 03/25/31 (b)	1,306,947	1,329,008
7.621%, SOFR30A + 2.300%, 05/25/43 (144A) (b)	410,596	419,050
7.870%, SOFR30A + 2.550%, 07/25/42 (144A) (b)	536,522	550,691
15.685%, SOFR30A + 10.364%, 01/25/29 (b)	476,671	540,685

		6,752,774

U.S. Treasury—3.1%
U.S. Treasury Notes 2.625%, 05/31/27	7,293,400	6,911,351
3.375%, 05/15/33	24,900	23,326
3.500%, 02/15/33	620,200	587,373
3.875%, 11/30/27	742,800	730,788
3.875%, 08/15/33 (h)	4,931,800	4,800,799
4.000%, 02/15/34	316,000	310,766
4.125%, 10/31/27	107,900	107,044
4.125%, 11/15/32	1,220,800	1,212,455
4.500%, 11/15/33	1,850,600	1,891,660
4.625%, 09/30/28	94,000	95,355
5.000%, 10/31/25	135,000	135,380

		16,806,297

Total U.S. Treasury & Government Agencies (Cost $23,644,112)		23,559,071

Asset-Backed Securities—1.5%

Asset-Backed - Automobile—0.1%
BOF VII AL Funding Trust I 6.291%, 07/26/32 (144A)	315,255	317,067
Santander Bank Auto Credit-Linked Notes 5.721%, 08/16/32 (144A)	99,265	99,141
SBNA Auto Lease Trust 6.270%, 04/20/26 (144A)	513,000	515,268

		931,476

Asset-Backed - Other—1.3%
Amur Equipment Finance Receivables XI LLC 5.300%, 06/21/28 (144A)	433,831	432,756
Amur Equipment Finance Receivables XII LLC 6.090%, 12/20/29 (144A)	217,591	218,902
Auxilior Term Funding LLC 6.180%, 12/15/28 (144A)	516,000	518,746
Balboa Bay Loan Funding Ltd. 6.779%, 3M TSFR + 1.462%, 07/20/34 (144A) (b)	595,416	595,511
BHG Securitization Trust 5.550%, 04/17/36 (144A)	304,660	302,805
Black Diamond CLO Ltd. 7.007%, 3M TSFR + 1.692%, 07/23/32 (144A) (b)	926,980	927,867

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CNH Equipment Trust 5.420%, 07/15/26	163,334	$163,239
Dell Equipment Finance Trust 5.650%, 09/22/28 (144A)	123,638	123,614
DLLAA LLC 5.930%, 07/20/26 (144A)	283,152	283,657
Elmwood CLO 15 Ltd. 6.658%, 3M TSFR + 1.340%, 04/22/35 (144A) (b)	500,000	500,239
Flatiron CLO 21 Ltd. 6.681%, 3M TSFR + 1.372%, 07/19/34 (144A) (b)	812,322	812,962
HINNT LLC 5.490%, 03/15/43 (144A)	213,000	213,750
HPEFS Equipment Trust 5.260%, 08/20/29 (144A)	132,449	132,337
5.430%, 08/20/25 (144A)	147,744	147,571
Kubota Credit Owner Trust 5.400%, 02/17/26 (144A)	297,383	297,120
NMEF Funding LLC 6.570%, 06/17/30 (144A)	445,784	449,181
Pikes Peak CLO 8 6.749%, 3M TSFR + 1.432%, 07/20/34 (144A) (b)	968,631	966,505

		7,086,762

Asset-Backed - Student Loan—0.1%
Nelnet Student Loan Trust 2.530%, 04/20/62 (144A)	548,158	445,469

Total Asset-Backed Securities (Cost $8,552,065)		8,463,707

Mortgage-Backed Securities—1.1%

Collateralized Mortgage Obligations—0.5%
Bellemeade Re Ltd. 6.320%, SOFR30A + 1.000%, 09/25/31 (144A) (b)	470,651	470,650
Eagle RE Ltd. 7.370%, SOFR30A + 2.050%, 04/25/34 (144A) (b)	200,982	201,241
Oaktown Re III Ltd. 7.985%, SOFR30A + 2.664%, 07/25/29 (144A) (b)	1,500,000	1,504,577
PMT Credit Risk Transfer Trust 8.786%, SOFR30A + 3.464%, 02/25/25 (144A) (b)	577,875	575,643
9.136%, SOFR30A + 3.814%, 11/27/31 (144A) (b)	18,670	18,688
9.197%, 1M TSFR + 3.864%, 05/30/25 (144A) (b)	226,248	226,359
Triangle Re Ltd. 7.220%, SOFR30A + 1.900%, 02/25/34 (144A) (b)	17,575	17,582

		3,014,740

Commercial Mortgage-Backed Securities—0.6%
BFLD Trust 7.041%, 1M TSFR + 1.714%, 06/15/38 (144A) (b)	310,000	307,675
DTP Commercial Mortgage Trust 5.649%, 01/15/41 (144A) (b)	144,000	144,340
Great Wolf Trust 6.842%, 1M TSFR + 1.542%, 03/15/39 (144A) (b)	688,000	689,075

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust 3.772%, 12/15/47 (144A) (b)	1,500,000	818,238
NJ Trust 6.481%, 01/06/29 (144A) (b)	301,751	315,312
NRTH Mortgage Trust 6.941%, 1M TSFR + 1.641%, 03/15/41 (144A) (b)	743,000	743,930

		3,018,570

Total Mortgage-Backed Securities (Cost $6,226,107)		6,033,310

Municipals—0.1%
California Earthquake Authority 5.603%, 07/01/27	275,000	277,111
State Board of Administration Finance Corp. 2.154%, 07/01/30	395,000	337,405

Total Municipals (Cost $613,932)		614,516

Short-Term Investments—3.3%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $10,704,871; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $10,915,940.	10,701,899	10,701,899

U.S. Treasury—1.3%
U.S. Treasury Bills 5.260%, 04/16/24 (f)	2,745,000	2,738,973
5.266%, 04/23/24 (f)	1,265,000	1,260,926
5.272%, 04/30/24 (f)	1,210,000	1,204,875
5.278%, 04/11/24 (f)	1,810,000	1,807,366

		7,012,140

Total Short-Term Investments (Cost $17,714,019)		17,714,039

Securities Lending Reinvestments (i)—0.1%

Repurchase Agreement—0.0%
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $40,018; collateralized by various Common Stock with an aggregate market value of $44,572.	40,000	40,000

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (j)	30,000	30,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (j)	20,000	20,000

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (j)	30,000	$30,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (j)	50,000	50,000
HSBC U.S. Government Money Market Fund, Class I 5.240% (j)	30,000	30,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (j)	30,000	30,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (j)	30,000	30,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (j)	52,875	52,875
Western Asset Institutional Government Reserves Fund, Institutional Class 5.220% (j)	50,000	50,000

		322,875

Total Securities Lending Reinvestments (Cost $362,875)		362,875

Total Purchased Options— 0.0% (k) (Cost $113,560)		16

Total Investments— 98.1% (Cost $565,996,297)		536,322,484
Other assets and liabilities (net)—1.9%		10,212,280

Net Assets—100.0%		$546,534,764

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $1,467,918, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $7,952,068 and the collateral received consisted of cash in the amount of $362,875 and non-cash collateral with a value of $7,899,048. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	The rate shown represents current yield to maturity.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2024, the market value of securities pledged was $2,659,237.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(j)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(k)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $94,664,193, which is 17.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Credicorp Capital Sociedad Titulizadora SA, 10.100%, 12/15/43	12/19/23	$3,100,000	$836,256	$839,848
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/28	11/04/19	505,000	505,000	302,030
State Agency of Roads of Ukraine, 6.250%, 06/24/30	06/17/21	1,144,000	1,144,000	326,040

				$1,467,918

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,828,512	CBNA	04/18/24	USD	1,206,203	$(14,147)
AUD	1,348,246	JPMC	04/18/24	USD	883,989	(5,031)
AUD	92,701	SSBT	04/18/24	USD	60,634	(200)
AUD	107,038	SSBT	04/18/24	USD	70,299	(518)
AUD	110,932	SSBT	04/18/24	USD	72,478	(158)
AUD	175,897	SSBT	04/18/24	USD	115,597	(926)
BRL	6,666,584	BBP	04/02/24	USD	1,334,331	(5,108)
BRL	6,666,584	DBAG	04/02/24	USD	1,338,134	(8,911)
CLP	1,368,251,255	BOA	05/16/24	USD	1,397,549	(2,835)
CLP	1,280,613,055	MSCS	05/16/24	USD	1,330,880	(25,499)
CNH	9,289,157	HSBCU	05/23/24	USD	1,300,094	(18,458)
COP	5,407,077,010	BNP	05/16/24	USD	1,370,643	17,980

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
COP	5,337,033,353	CBNA	05/16/24	USD	1,366,483	$4,151
EUR	300,736	SSBT	06/12/24	USD	328,520	(3,158)
EUR	380,815	SSBT	06/12/24	USD	413,954	(1,957)
EUR	908,141	SSBT	06/12/24	USD	992,094	(9,592)
EUR	2,167,658	SSBT	06/12/24	USD	2,374,551	(29,401)
EUR	2,311,471	SSBT	06/12/24	USD	2,525,334	(24,594)
GBP	681,375	JPMC	04/19/24	USD	871,351	(11,278)
GBP	53,729	SSBT	04/19/24	USD	68,040	(221)
GBP	347,198	SSBT	04/19/24	USD	440,701	(2,448)
HUF	501,826,224	BNP	04/19/24	USD	1,376,964	(3,736)
HUF	462,929,703	BOA	04/19/24	USD	1,283,395	(16,606)
HUF	502,877,075	HSBCU	04/19/24	USD	1,379,928	(3,824)
HUF	36,389,868	SSBT	04/19/24	USD	101,065	(1,486)
IDR	24,455,644,892	BBP	04/25/24	USD	1,561,002	(19,603)
IDR	27,569,110,609	HSBCU	04/25/24	USD	1,734,452	3,183
INR	115,610,815	CBNA	06/14/24	USD	1,391,979	(8,752)
INR	115,675,822	GSI	06/14/24	USD	1,395,450	(11,445)
KRW	9,199,352,960	BOA	04/18/24	USD	6,917,327	(77,960)
KRW	1,875,271,520	BBP	04/18/24	USD	1,413,976	(19,783)
KRW	1,951,301,978	HSBCU	04/18/24	USD	1,468,105	(17,386)
KRW	5,744,720,605	HSBCU	04/18/24	USD	4,283,269	(12,289)
MXN	23,139,793	BNP	05/23/24	USD	1,364,357	16,412
MXN	1,051,746	SSBT	05/23/24	USD	62,335	424
PEN	5,044,327	CBNA	05/16/24	USD	1,354,254	619
PLN	5,549,243	BOA	04/19/24	USD	1,389,521	(400)
SGD	1,875,821	HSBCU	05/17/24	USD	1,397,243	(5,138)
SGD	1,866,923	JPMC	05/17/24	USD	1,398,388	(12,887)
TWD	43,908,970	BOA	05/24/24	USD	1,403,910	(23,591)
ZAR	26,036,247	GSI	04/19/24	USD	1,365,577	7,358
ZAR	26,982,362	HSBCU	04/19/24	USD	1,404,762	18,063

Contracts to Deliver
AUD	18,690,020	CBNA	04/18/24	USD	12,329,133	144,605
AUD	103,721	SSBT	04/18/24	USD	67,855	236
AUD	102,974	SSBT	04/18/24	USD	68,102	970
AUD	102,905	SSBT	04/18/24	USD	67,046	(40)
AUD	102,834	SSBT	04/18/24	USD	68,209	1,169
AUD	79,709	SSBT	04/18/24	USD	52,176	211
BRL	6,666,584	BBP	04/02/24	USD	1,334,358	5,135
BRL	6,666,584	DBAG	04/02/24	USD	1,334,331	5,108
BRL	6,666,584	DBAG	05/03/24	USD	1,333,904	8,807
CAD	25,388,241	CBNA	06/13/24	USD	18,870,368	108,136
CAD	7,997,250	MSCS	06/13/24	USD	5,893,441	(16,629)
CLP	1,277,859,788	HSBCU	05/16/24	USD	1,325,058	22,484
CNH	21,319,625	HSBCU	05/23/24	USD	2,944,228	2,735
CNH	176,301,234	UBSA	05/23/24	USD	24,575,711	251,224
COP	5,412,146,517	CBNA	05/16/24	USD	1,372,001	(17,924)
COP	10,640,855,385	MSCS	05/16/24	USD	2,700,108	(32,632)
COP	5,353,529,585	MSCS	05/16/24	USD	1,355,367	(19,504)
COP	1,323,366,582	MSCS	05/16/24	USD	335,803	(4,058)
CZK	32,481,584	BNP	04/19/24	USD	1,384,077	(649)
EUR	24,159,430	JPMC	04/18/24	USD	26,014,437	(65,488)
EUR	20,057,720	MSCS	04/25/24	USD	21,792,470	134,188
EUR	16,722,166	SSBT	05/02/24	USD	18,284,552	222,886
EUR	16,722,166	BOA	05/09/24	USD	18,291,866	225,218
EUR	16,722,166	SSBT	05/23/24	USD	18,311,775	235,199
EUR	624,812	SSBT	06/12/24	USD	678,994	3,021
EUR	587,691	SSBT	06/12/24	USD	644,111	8,298
EUR	574,617	SSBT	06/12/24	USD	629,462	7,794
EUR	509,971	SSBT	06/12/24	USD	558,941	7,212
EUR	498,578	SSBT	06/12/24	USD	546,842	7,440
GBP	4,499,479	JPMC	04/19/24	USD	5,719,465	39,952
GBP	16,512,337	MSCS	04/19/24	USD	20,951,221	108,359

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	499,558	SSBT	04/19/24	USD	630,883	$311
HUF	503,275,946	CBNA	04/19/24	USD	1,386,945	9,749
HUF	497,381,004	CBNA	04/19/24	USD	1,364,055	2,991
IDR	27,494,713,038	HSBCU	04/25/24	USD	1,746,250	13,305
IDR	52,511,963,995	SCB	04/25/24	USD	3,363,564	53,823
INR	114,912,780	HSBCU	06/14/24	USD	1,378,347	3,471
JPY	83,065,944	CBNA	05/16/24	USD	562,287	9,835
JPY	180,513,537	DBAG	05/16/24	USD	1,200,075	(479)
JPY	2,151,676,474	HSBCU	05/16/24	USD	14,544,638	234,337
JPY	2,690,022,192	MSCS	05/16/24	USD	18,213,519	322,805
JPY	558,536,353	UBSA	05/16/24	USD	3,719,982	5,286
KRW	25,166,648,266	BOA	04/18/24	USD	19,284,887	574,447
KRW	1,948,033,671	BOA	04/18/24	USD	1,466,146	17,857
KRW	2,219,458,628	BBP	04/18/24	USD	1,674,482	24,399
KRW	1,947,927,822	CBNA	04/18/24	USD	1,458,772	10,562
MXN	68,288,497	JPMC	05/23/24	USD	4,032,763	(42,062)
MXN	30,221,339	JPMC	05/23/24	USD	1,784,715	(18,615)
PEN	6,667,734	BOA	05/16/24	USD	1,808,003	17,092
PEN	1,772,551	BOA	05/16/24	USD	480,366	4,270
PEN	5,020,371	CBNA	05/16/24	USD	1,362,750	14,310
PLN	5,545,648	BNP	04/19/24	USD	1,391,249	3,028
PLN	5,505,567	JPMC	04/19/24	USD	1,393,240	15,052
SEK	14,147,995	DBAG	04/30/24	USD	1,344,619	21,442
SGD	1,876,751	HSBCU	05/17/24	USD	1,395,434	2,639
SGD	1,861,349	UBSA	05/17/24	USD	1,400,179	18,814
TWD	43,535,188	HSBCU	05/24/24	USD	1,401,117	32,549
ZAR	26,702,995	BOA	04/19/24	USD	1,382,330	(25,763)
ZAR	26,196,595	BOA	04/19/24	USD	1,378,132	(3,258)

Net Unrealized Appreciation						$2,384,524

A security in the amount of $351,480 has been received at the custodian bank as collateral for forward foreign currency exchange contracts.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/17/24	91	AUD	10,608,399	$(8,685)
Canada Government Bond 5 Year Futures	06/19/24	40	CAD	4,458,800	753
Euro-Bobl Futures	06/06/24	114	EUR	13,480,500	57,693
Euro-Bund Futures	06/06/24	126	EUR	16,805,880	27,948
Euro-Schatz Futures	06/06/24	33	EUR	3,488,100	323
U.S. Treasury Long Bond Futures	06/18/24	15	USD	1,806,563	27,633
U.S. Treasury Note 10 Year Futures	06/18/24	40	USD	4,431,875	15,013
U.S. Treasury Note 5 Year Futures	06/28/24	174	USD	18,620,719	50,979
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	48	USD	5,501,250	38,931
U.S. Treasury Ultra Long Bond Futures	06/18/24	58	USD	7,482,000	105,376
Canada Government Bond 10 Year Futures	06/19/24	(63)	CAD	(7,581,420)	(36,369)
Euro-Buxl 30 Year Bond Futures	06/06/24	(1)	EUR	(135,800)	(238)
Euro-OAT Futures	06/06/24	(17)	EUR	(2,178,890)	4,309
Japanese Government 10 Year Bond Futures	06/13/24	(2)	JPY	(291,340,000)	821
U.S. Treasury Note 2 Year Futures	06/28/24	(48)	USD	(9,815,250)	8,938

Net Unrealized Appreciation					$293,425

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Yr. IRS	4.445%	DBAG	12M SOFR	Receive	04/11/24	5,440,000	USD	5,440,000	$113,560	$16	$(113,544)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	12M CNRR	Quarterly	2.451%	Quarterly	10/30/28	CNY	28,990,000	$63,442	$—	$63,442
Pay	12M SOFR	Annually	3.209%	Annually	03/21/33	USD	1,380,000	(66,720)	—	(66,720)
Pay	12M SOFR	Annually	4.611%	Annually	10/27/28	USD	9,810,000	234,365	—	234,365
Receive	12M SOFR	Annually	4.353%	Annually	10/27/53	USD	2,620,000	(342,515)	—	(342,515)

Totals								$(111,428)	$—	$(111,428)

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.HY.41.V1	(1.000%)	Quarterly	06/20/29	2.892%	USD	4,230,000	$344,272	$346,860	$(2,588)
CDX.NA.HY.41.V1	(5.000%)	Quarterly	12/20/28	3.116%	USD	6,217,200	(457,714)	(53,873)	(403,841)
CDX.NA.HY.42.V1	(5.000%)	Quarterly	06/20/29	3.289%	USD	868,000	(62,545)	(62,473)	(72)
CDX.NA.HY.42.V1	(5.000%)	Quarterly	06/20/29	3.289%	USD	641,000	(46,188)	(46,376)	188
Qatar Government International Bond 9.750%, due on 06/15/30	(1.000%)	Quarterly	06/20/29	0.384%	USD	17,910,000	(517,813)	(495,783)	(22,030)
ITRX.AUS.41.V1	(1.000%)	Quarterly	06/20/29	0.643%	USD	4,660,000	(76,806)	(75,800)	(1,006)

Totals							$(816,794)	$(387,445)	$(429,349)

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues- Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond 4.250%, due on 01/07/25	1.000%	Quarterly	06/20/29	1.370%	USD	790,000	$(13,394)	$(14,172)	$778
CDX.EM.41.V1	1.000%	Quarterly	06/20/29	1.684%	USD	770,000	(23,562)	(25,547)	1,985
CDX.NA.HY.41.V2	5.000%	Quarterly	12/20/28	3.116%	USD	956,340	70,294	70,229	65
CDX.NA.IG.42.V1	1.000%	Quarterly	06/20/29	0.513%	USD	4,660,000	105,264	102,421	2,843
China Government International Bond 7.500%, due on 10/28/27	1.000%	Quarterly	06/20/29	0.716%	USD	790,000	10,406	10,435	(29)
Colombia Government International Bond 10.375%, due on 01/28/33	1.000%	Quarterly	06/20/29	1.720%	USD	810,000	(26,598)	(28,111)	1,513
Indonesia Government International Bond 4.125%, due on 01/15/25	1.000%	Quarterly	06/20/29	0.731%	USD	770,000	9,596	8,556	1,040
Mexico Government International Bond 4.150%, due on 03/28/27	1.000%	Quarterly	06/20/29	0.924%	USD	770,000	2,709	2,871	(162)
Republic of South Africa Government International Bond 5.875%, due on 09/16/25	1.000%	Quarterly	06/20/29	2.576%	USD	980,000	(68,688)	(63,096)	(5,592)
Turkiye Government International Bond 11.875%, due on 01/15/30	1.000%	Quarterly	06/20/29	3.010%	USD	1,040,000	(91,713)	(104,714)	13,001

Totals							$(25,686)	$(41,128)	$15,442

BHFTI-40

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CBNA	24.191%	USD	424,881	$(54,000)	$(33,338)	$(20,662)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CBNA	24.191%	USD	637,546	(81,028)	(49,773)	(31,255)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CBNA	24.191%	USD	1,273,746	(161,885)	(102,297)	(59,588)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	24.191%	USD	424,881	(54,000)	(33,179)	(20,821)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	24.191%	USD	212,665	(27,028)	(16,603)	(10,425)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	24.191%	USD	304,160	(38,657)	(29,090)	(9,567)

Totals								$(416,598)	$(264,280)	$(152,318)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas SA
(BOA)—	Bank of America NA
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank NA
(MSCS)—	Morgan Stanley Capital Services LLC
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DOP)—	Dominican Peso
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(PEN)—	Peruvian Nuevo Sol
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.EM.HY)—	Markit Emerging Market High Yield CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China 7 Day Reverse Repo Rates
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-41

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$306,627,209	$—	$306,627,209
Total Corporate Bonds & Notes*	—	172,947,741	—	172,947,741
Total U.S. Treasury & Government Agencies*	—	23,559,071	—	23,559,071
Total Asset-Backed Securities*	—	8,463,707	—	8,463,707
Total Mortgage-Backed Securities*	—	6,033,310	—	6,033,310
Total Municipals*	—	614,516	—	614,516
Total Short-Term Investments*	—	17,714,039	—	17,714,039
Securities Lending Reinvestments
Repurchase Agreement	—	40,000	—	40,000
Mutual Funds	322,875	—	—	322,875
Total Securities Lending Reinvestments	322,875	40,000	—	362,875
Total Purchased Options at Value	—	16	—	16
Total Investments	$322,875	$535,999,609	$—	$536,322,484

Collateral for Securities Loaned (Liability)	$—	$(362,875)	$—	$(362,875)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,030,951	$—	$3,030,951
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(646,427)	—	(646,427)
Total Forward Contracts	$—	$2,384,524	$—	$2,384,524
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$338,717	$—	$—	$338,717
Futures Contracts (Unrealized Depreciation)	(45,292)	—	—	(45,292)
Total Futures Contracts	$293,425	$—	$—	$293,425
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$319,220	$—	$319,220
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(844,555)	—	(844,555)
Total Centrally Cleared Swap Contracts	$—	$(525,335)	$—	$(525,335)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(416,598)	$—	$(416,598)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-42

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
L3Harris Technologies, Inc.	44,826	$9,552,421

Automobile Components—1.2%
Aptiv PLC (a)	57,548	4,583,698

Banks—3.0%
Fifth Third Bancorp	206,841	7,696,553
Regions Financial Corp. (b)	180,547	3,798,709

		11,495,262

Beverages—2.7%
Keurig Dr Pepper, Inc.	332,955	10,211,730

Building Products—3.7%
Carlisle Cos., Inc.	35,760	14,012,556

Capital Markets—1.7%
Jefferies Financial Group, Inc.	144,918	6,390,884

Chemicals—1.8%
Ashland, Inc.	24,387	2,374,562
Huntsman Corp.	166,557	4,335,479

		6,710,041

Commercial Services & Supplies—3.1%
Republic Services, Inc.	62,421	11,949,876

Construction & Engineering—2.4%
API Group Corp. (a) (b)	116,901	4,590,702
MasTec, Inc. (a) (b)	47,819	4,459,122

		9,049,824

Construction Materials—3.0%
Vulcan Materials Co.	41,385	11,294,794

Containers & Packaging—2.7%
AptarGroup, Inc.	23,857	3,432,784
Graphic Packaging Holding Co. (b)	235,884	6,883,095

		10,315,879

Distributors—2.9%
LKQ Corp.	209,922	11,211,934

Electric Utilities—4.3%
American Electric Power Co., Inc.	97,710	8,412,831
FirstEnergy Corp.	208,222	8,041,534

		16,454,365

Energy Equipment & Services—1.6%
Baker Hughes Co.	121,039	4,054,806
NOV, Inc.	94,573	1,846,065

		5,900,871

Entertainment—0.1%
TKO Group Holdings, Inc.	4,014	346,850

Financial Services—2.3%
Euronet Worldwide, Inc. (a)	78,588	8,639,179

Ground Transportation—1.2%
Knight-Swift Transportation Holdings, Inc.	79,676	4,383,773

Health Care Equipment & Supplies—3.6%
Alcon, Inc.	64,610	5,381,367
Zimmer Biomet Holdings, Inc.	62,651	8,268,679

		13,650,046

Health Care Providers & Services—2.9%
Humana, Inc.	10,231	3,547,292
Laboratory Corp. of America Holdings	35,002	7,646,537

		11,193,829

Hotels, Restaurants & Leisure—1.5%
Wendy’s Co.	111,067	2,092,502
Yum China Holdings, Inc.	92,232	3,669,912

		5,762,414

Household Products—4.2%
Church & Dwight Co., Inc.	68,319	7,126,355
Reynolds Consumer Products, Inc. (b)	305,386	8,721,824

		15,848,179

Insurance—10.9%
Allstate Corp.	69,002	11,938,036
Arch Capital Group Ltd. (a)	133,466	12,337,597
Axis Capital Holdings Ltd.	25,383	1,650,403
Brown & Brown, Inc.	108,463	9,494,851
Loews Corp.	77,279	6,050,173

		41,471,060

IT Services—1.2%
Amdocs Ltd.	48,821	4,411,954

Life Sciences Tools & Services—2.3%
Charles River Laboratories International, Inc. (a)	26,588	7,204,019
Qiagen NV (a) (b)	40,161	1,726,521

		8,930,540

Machinery—2.3%
Donaldson Co., Inc.	52,857	3,947,361
Gates Industrial Corp. PLC (a) (b)	274,126	4,854,771

		8,802,132

Metals & Mining—1.7%
Freeport-McMoRan, Inc.	137,204	6,451,332

Mortgage Real Estate Investment Trusts—2.1%
Annaly Capital Management, Inc. (b)	405,648	7,987,209

Office REITs—1.7%
Boston Properties, Inc. (b)	100,220	6,545,368

BHFTI-43

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—4.7%
Devon Energy Corp.	71,727	$3,599,261
EOG Resources, Inc.	48,735	6,230,282
Targa Resources Corp.	18,870	2,113,251
Valero Energy Corp.	34,921	5,960,666

		17,903,460

Professional Services—3.7%
Dun & Bradstreet Holdings, Inc.	310,212	3,114,529
Jacobs Solutions, Inc.	71,881	11,050,266

		14,164,795

Real Estate Management & Development—3.3%
CBRE Group, Inc. - Class A (a)	128,940	12,538,126

Semiconductors & Semiconductor Equipment—2.6%
ON Semiconductor Corp. (a)	53,573	3,940,294
Teradyne, Inc. (b)	52,018	5,869,191

		9,809,485

Software—0.2%
Informatica, Inc. - Class A (a) (b)	25,580	895,300

Specialized REITs—3.9%
CubeSmart (b)	93,357	4,221,604
Gaming & Leisure Properties, Inc.	121,783	5,610,543
Weyerhaeuser Co.	136,942	4,917,587

		14,749,734

Specialty Retail—0.8%
Foot Locker, Inc. (b)	53,020	1,511,070
Restoration Hardware, Inc. (a)	4,359	1,518,065

		3,029,135

Trading Companies & Distributors—3.7%
AerCap Holdings NV (a)	162,572	14,129,132

Water Utilities—1.6%
American Water Works Co., Inc.	48,881	5,973,747

Total Common Stocks (Cost $284,511,503)		376,750,914

Escrow Shares—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	277,348	0

Warrants—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Holdings Ltd., Expires 07/24/27 (a) (c) (d) (Cost $175,712)	30,257	0

Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Rights Companies—0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	84,465	0

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $1,431,132; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $1,459,386.	1,430,735	1,430,735

Total Short-Term Investments (Cost $1,430,735)		1,430,735

Securities Lending Reinvestments (e)—7.3%

Certificate of Deposit—0.2%
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	1,000,000	1,001,966

Repurchase Agreements—3.4%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $4,101,862; collateralized by various Common Stock with an aggregate market value of $4,566,669.	4,100,000	4,100,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $1,976,388; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $2,015,029.	1,975,519	1,975,519
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $1,800,822; collateralized by various Common Stock with an aggregate market value of $2,007,923.	1,800,000	1,800,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $1,005,435; collateralized by various Common Stock with an aggregate market value of $1,111,284.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $60,027; collateralized by various Common Stock with an aggregate market value of $66,875.	60,000	60,000

BHFTI-44

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,200,331.	2,000,000	$2,000,000

		12,935,519

Mutual Funds—3.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (g)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (g)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (g)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (g)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (g)	5,000,000	5,000,000

		14,000,000

Total Securities Lending Reinvestments (Cost $27,935,519)		27,937,485

Total Investments—106.8% (Cost $314,053,469)		406,119,134
Other assets and liabilities (net)—(6.8)%		(25,957,258)

Net Assets—100.0%		$380,161,876

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $41,204,144 and the collateral received consisted of cash in the amount of $27,935,519 and non-cash collateral with a value of $13,899,090. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-45

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$376,750,914	$—	$—	$376,750,914
Total Escrow Shares*	—	—	0	0
Total Warrants*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investment*	—	1,430,735	—	1,430,735
Securities Lending Reinvestments
Certificate of Deposit	—	1,001,966	—	1,001,966
Repurchase Agreements	—	12,935,519	—	12,935,519
Mutual Funds	14,000,000	—	—	14,000,000
Total Securities Lending Reinvestments	14,000,000	13,937,485	—	27,937,485
Total Investments	$390,750,914	$15,368,220	$0	$406,119,134

Collateral for Securities Loaned (Liability)	$—	$(27,935,519)	$—	$(27,935,519)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-46

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	7,963,413	$343,700,890
American Funds American Mutual Fund (Class R-6)	5,528,428	300,746,481
American Funds Capital World Bond Fund (Class 1) (a)	11,976,407	119,165,251
American Funds Fundamental Investors Fund (Class R-6)	4,353,718	346,207,682
American Funds Growth Fund (Class 1)	3,266,367	365,735,072
American Funds Growth-Income Fund (Class 1)	5,910,664	387,739,535
American Funds High-Income Trust Fund (Class R-6)	17,269,519	165,269,295
American Funds International Fund (Class 1) (a)	15,498,309	289,043,463
American Funds International Growth & Income Fund (Class R-6) (a)	9,913,761	374,244,472
American Funds New World Fund (Class 1)	3,170,552	85,002,489
American Funds SMALLCAP World Fund (Class R-6)	1,792,834	127,667,706
American Funds The Bond Fund of America (Class 1) (a)	54,567,844	516,757,483
American Funds U.S. Government Securities Fund (Class R-6)	36,455,881	433,824,985
American Funds Washington Mutual Investors Fund (Class 1) (a)	21,798,321	345,067,419

Total Mutual Funds (Cost $3,892,103,177)		4,200,172,223

Total Investments—100.1% (Cost $3,892,103,177)		4,200,172,223
Other assets and liabilities (net)—(0.1)%		(2,408,053)

Net Assets—100.0%		$4,197,764,170

(a)	Affiliated Issuer.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024	Income earned from affiliates during the period
American Funds Capital World Bond Fund (Class 1)	$121,667,947	$48,730	$(36,403)	$(9,467)	$(2,505,556)	$119,165,251	$—
American Funds High-Income Trust Fund (Class R-6)*	161,475,912	2,669,807	(81,372)	5,498	1,199,450	165,269,295	—
American Funds International Fund (Class 1)	277,810,751	—	(6,793,176)	698,569	17,327,319	289,043,463	—
American Funds International Growth & Income Fund (Class R-6)	360,070,560	2,306,465	(7,071,046)	(455,327)	19,393,820	374,244,472	2,139,005
American Funds The Bond Fund of America (Class 1)	520,470,378	245,321	(139,538)	(20,990)	(3,797,688)	516,757,483	—
American Funds Washington Mutual Investors Fund (Class 1)	328,385,780	—	(12,975,770)	1,277,679	28,379,730	345,067,419	—

	$1,769,881,328	$5,270,323	$(27,097,305)	$1,495,962	$59,997,075	$1,809,547,383	$2,139,005

*	not an affiliated issuer as of March 31, 2024.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,200,172,223	$—	$—	$4,200,172,223
Total Investments	$4,200,172,223	$—	$—	$4,200,172,223

BHFTI-47

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	7,936,539	$342,541,039
American Funds American Mutual Fund (Class R-6)	4,926,638	268,009,082
American Funds Capital World Bond Fund (Class 1) (a)	4,135,812	41,151,328
American Funds Fundamental Investors Fund (Class R-6)	4,121,852	327,769,669
American Funds Growth Fund (Class 1)	2,782,077	311,509,168
American Funds Growth-Income Fund (Class 1)	4,544,251	298,102,851
American Funds High-Income Trust Fund (Class R-6)	7,424,051	71,048,165
American Funds International Fund (Class 1) (a)	14,280,096	266,323,796
American Funds International Growth & Income Fund (Class R-6) (a)	8,605,423	324,854,714
American Funds New World Fund (Class 1)	3,293,581	88,300,899
American Funds SMALLCAP World Fund (Class R-6)	2,063,062	146,910,638
American Funds The Bond Fund of America (Class 1)	13,023,142	123,329,150
American Funds U.S. Government Securities Fund (Class R-6)	3,426,054	40,770,041
American Funds Washington Mutual Investors Fund (Class 1)	18,852,630	298,437,137

Total Mutual Funds (Cost $2,541,454,488)		2,949,057,677

Total Investments—100.1% (Cost $2,541,454,488)		2,949,057,677
Other assets and liabilities (net)—(0.1)%		(1,754,418)

Net Assets—100.0%		$2,947,303,259

(a)	Affiliated Issuer.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024	Income earned from affiliates during the period
American Funds Capital World Bond Fund (Class 1)	$41,858,270	$174,504	$(16,298)	$(3,374)	$(861,774)	$41,151,328	$—
American Funds International Fund (Class 1)	255,761,609	2,868	(6,025,915)	372,737	16,212,497	266,323,796	—
American Funds International Growth & Income Fund (Class R-6)	311,216,916	1,918,771	(4,702,600)	(273,346)	16,694,973	324,854,714	1,853,264

	$608,836,795	$2,096,143	$(10,744,813)	$96,017	$32,045,696	$632,329,838	$1,853,264

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,949,057,677	$—	$—	$2,949,057,677
Total Investments	$2,949,057,677	$—	$—	$2,949,057,677

BHFTI-48

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,335,062,208)	15,959,015	$1,786,930,891

Total Investments—100.1% (Cost $1,335,062,208)		1,786,930,891
Other assets and liabilities (net)—(0.1)%		(1,082,855)

Net Assets—100.0%		$1,785,848,036

(a)	Affiliated Issuer.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value as of March 31, 2024
American Funds Growth Fund (Class 1)	$1,670,669,817	$2,554,643	$(91,474,942)	$33,922,468	$171,258,905	$1,786,930,891

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,786,930,891	$—	$—	$1,786,930,891
Total Investments	$1,786,930,891	$—	$—	$1,786,930,891

BHFTI-49

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	2,436,416	$105,155,698
American Funds American Mutual Fund (Class R-6)	3,100,034	168,641,847
American Funds Capital World Bond Fund (Class 1) (a)	6,018,131	59,880,408
American Funds Fundamental Investors Fund (Class R-6)	1,328,960	105,678,921
American Funds Growth Fund (Class 1)	938,537	105,087,946
American Funds Growth-Income Fund (Class 1)	2,570,716	168,638,966
American Funds High-Income Trust Fund (Class R-6)	10,802,890	103,383,661
American Funds International Fund (Class 1)	6,183,293	115,318,424
American Funds International Growth & Income Fund (Class R-6)	3,606,883	136,159,819
American Funds New World Fund (Class 1)	777,686	20,849,771
American Funds SMALLCAP World Fund (Class R-6)	294,448	20,967,615
American Funds The Bond Fund of America (Class 1) (a)	40,312,753	381,761,774
American Funds U.S. Government Securities Fund (Class R-6)	33,467,538	398,263,707
American Funds Washington Mutual Investors Fund (Class 1)	10,672,047	168,938,498

Total Mutual Funds (Cost $2,021,239,174)		2,058,727,055

Total Investments—100.1% (Cost $2,021,239,174)		2,058,727,055
Other assets and liabilities (net)—(0.1)%		(1,321,163)

Net Assets—100.0%		$2,057,405,892

(a)	Affiliated Issuer.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
American Funds Capital World Bond Fund (Class 1)	$61,143,513	$56,184	$(56,150)	$(12,002)	$(1,251,137)	$59,880,408
American Funds The Bond Fund of America (Class 1)	385,221,327	303,591	(940,021)	(170,998)	(2,652,125)	381,761,774

	$446,364,840	$359,775	$(996,171)	$(183,000)	$(3,903,262)	$441,642,182

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,058,727,055	$—	$—	$2,058,727,055
Total Investments	$2,058,727,055	$—	$—	$2,058,727,055

BHFTI-50

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—90.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—90.9%
Communication Services Select Sector SPDR Fund (a)	876,989	$71,614,922
Consumer Discretionary Select Sector SPDR Fund (a)	418,953	77,041,267
Consumer Staples Select Sector SPDR Fund (a)	595,451	45,468,638
Energy Select Sector SPDR Fund (a)	341,490	32,240,071
Financial Select Sector SPDR Fund (a)	2,095,451	88,260,396
Health Care Select Sector SPDR Fund (a)	672,958	99,416,085
Industrial Select Sector SPDR Fund (a)	538,391	67,815,730
iShares Core MSCI EAFE ETF (a) (b)	15,340,767	1,138,591,727
iShares Core S&P 500 ETF (a) (b)	669,709	352,086,112
iShares Core U.S. Aggregate Bond ETF (a) (b)	5,847,153	572,670,165
iShares U.S. Real Estate ETF (a) (b)	1,028,134	92,429,247
Materials Select Sector SPDR Fund (a)	216,812	20,139,667
Real Estate Select Sector SPDR Fund (a)	449,808	17,780,910
Technology Select Sector SPDR Fund (a)	1,072,358	223,340,001
Utilities Select Sector SPDR Fund (a)	277,697	18,230,808
Vanguard Total Bond Market ETF (a)	12,566,979	912,739,685

Total Mutual Funds
(Cost $3,199,685,652)		3,829,865,431

Short-Term Investments—6.4%

Mutual Funds—4.2%
SSGA USD Liquidity Fund, D Shares, 5.410% (c)	178,826,691	178,826,691

Repurchase Agreement—2.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $92,102,359; collateralized by U.S. Treasury Notes at 0.375%, maturing 12/31/25, and an aggregate market value of $93,918,403.	92,076,782	92,076,782

Total Short-Term Investments
(Cost $270,903,473)		270,903,473

Securities Lending Reinvestments (d)—20.0%

Certificates of Deposit—5.4%
Bank of Montreal
5.630%, SOFR + 0.300%, 03/04/25 (e)	6,000,000	5,999,992
5.880%, SOFR + 0.550%, 11/08/24 (e)	4,000,000	4,008,180
Bank of Nova Scotia
5.640%, SOFR + 0.310%, 03/19/25 (e)	5,000,000	4,999,952
Barclays Bank PLC (NY)
5.500%, SOFR + 0.170%, 08/07/24 (e)	5,000,000	5,000,525
5.650%, SOFR + 0.320%, 06/20/24 (e)	11,000,000	11,005,566
BNP Paribas SA
5.690%, SOFR + 0.360%, 04/10/24 (e)	2,000,000	2,000,154
Canadian Imperial Bank of Commerce (NY)
5.690%, SOFR + 0.360%, 01/09/25 (e)	4,000,000	4,002,784
Credit Agricole SA
5.570%, SOFR + 0.260%, 11/15/24 (e)	2,000,000	1,999,995
5.630%, SOFR + 0.320%, 02/18/25 (e)	2,000,000	1,999,996

Certificates of Deposit—(Continued)
Credit Industriel et Commercial
Zero Coupon, 11/18/24	5,000,000	4,829,950
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/07/24	9,000,000	8,946,630
Zero Coupon, 05/09/24	8,000,000	7,950,160
Zero Coupon, 05/14/24	5,000,000	4,965,150
Zero Coupon, 06/13/24	5,000,000	4,942,950
5.560%, SOFR + 0.240%, 07/11/24 (e)	5,000,000	4,999,942
Mizuho Bank Ltd.
5.500%, SOFR + 0.170%, 08/06/24 (e)	4,000,000	4,000,416
5.730%, SOFR + 0.400%, 04/18/24 (e)	6,000,000	6,000,924
MUFG Bank Ltd. (London)
Zero Coupon, 06/04/24	5,000,000	4,949,600
Zero Coupon, 06/10/24	3,000,000	2,967,120
5.510%, SOFR + 0.200%, 09/23/24 (e)	8,000,000	8,000,000
National Westminster Bank PLC
Zero Coupon, 04/29/24	1,000,000	995,250
Nordea Bank Abp
5.480%, SOFR + 0.150%, 07/29/24 (e)	9,000,000	8,999,982
Rabobank International
5.650%, SOFR + 0.320%, 02/07/25 (e)	5,000,000	4,999,988
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (e)	5,000,000	5,009,830
Skandinaviska Enskilda Banken AB
5.630%, SOFR + 0.300%, 02/06/25 (e)	5,000,000	5,000,270
SMBC Bank International PLC
Zero Coupon, 05/07/24	25,000,000	24,851,750
Standard Chartered Bank
5.560%, SOFR + 0.230%, 08/09/24 (e)	20,000,000	19,999,950
5.720%, SOFR + 0.390%, 04/19/24 (e)	5,000,000	5,000,855
Sumitomo Mitsui Banking Corp.
5.560%, SOFR + 0.230%, 07/11/24 (e)	10,000,000	10,003,190
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 04/09/24	3,000,000	2,994,660
Zero Coupon, 05/07/24	2,000,000	1,988,140
5.730%, SOFR + 0.400%, 04/24/24 (e)	5,000,000	5,001,080
Svenska Handelsbanken AB
5.630%, SOFR + 0.300%, 02/06/25 (e)	3,000,000	3,000,753
5.680%, SOFR + 0.350%, 01/17/25 (e)	4,000,000	4,006,200
5.850%, SOFR + 0.520%, 04/19/24 (e)	10,000,000	10,002,530
Toronto-Dominion Bank
5.710%, SOFR + 0.380%, 01/08/25 (e)	8,000,000	7,999,906
Westpac Banking Corp.
5.880%, SOFR + 0.550%, 10/11/24 (e)	5,000,000	5,009,390

		228,433,710

Commercial Paper—0.5%
Australia & New Zealand Banking Group Ltd.
5.640%, 04/18/24	5,000,000	4,984,185
5.660%, SOFR + 0.330%, 04/18/24 (e)	5,000,000	5,000,490
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (e)	5,000,000	4,999,980

BHFTI-51

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Macquarie Bank Ltd. 5.420%, 08/12/24	4,250,000	$4,164,745

		19,149,400

Repurchase Agreements—12.9%
Bank of Nova Scotia
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $15,006,813; collateralized by various Common Stock with an aggregate market value of $16,707,327.	15,000,000	15,000,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $6,502,952; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $6,651,732.	6,500,000	6,500,000
Repurchase Agreement dated 03/29/24 at 5.670%, due on 07/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,140,379.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $99,105,105; collateralized by various Common Stock with an aggregate market value of $108,900,058.	99,000,000	99,000,000
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $31,169,381; collateralized by various Common Stock with an aggregate market value of $34,100,001.	31,000,000	31,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $30,904,958; collateralized by various Common Stock with an aggregate market value of $33,000,010.	30,000,000	30,000,000
Goldman Sachs & Co.
Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $14,534,570; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $14,818,741.	14,528,178	14,528,178
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $154,163,197; collateralized by various Common Stock with an aggregate market value of $171,720,166.	154,000,000	154,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $6,002,735; collateralized by various Common Stock with an aggregate market value of $6,695,017.	6,000,000	6,000,000

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $125,457,266; collateralized by various Common Stock with an aggregate market value of $139,885,275.	125,400,000	$125,400,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $20,108,694; collateralized by various Common Stock with an aggregate market value of $22,225,675.	20,000,000	20,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $2,000,907; collateralized by various Common Stock with an aggregate market value of $2,229,153.	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $31,064,024; collateralized by various Common Stock with an aggregate market value of $34,160,170.	31,050,000	31,050,000

		544,478,178

Time Deposits—0.8%
Banco Santander SA (NY)
5.310%, 04/01/24	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank (NY)
5.300%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA
5.280%, 04/01/24	5,000,000	5,000,000
DZ Bank AG (NY)
5.290%, 04/01/24	10,000,000	10,000,000
National Bank of Canada
5.390%, OBFR + 0.070%, 04/05/24 (e)	5,000,000	5,000,000

		32,000,000

Mutual Funds—0.4%
Allspring Government Money Market Fund, Select Class 5.250% (c)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (c)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (c)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (c)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 5.240% (c)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (c)	2,000,000	2,000,000

BHFTI-52

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (c)	2,000,000	$ 2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (c)	2,000,000	2,000,000

		17,000,000

Total Securities Lending Reinvestments
(Cost $841,045,279)		841,061,288

Total Investments—117.3%
(Cost $4,311,634,404)		4,941,830,192
Other assets and liabilities (net)—(17.3)%		(729,352,183)

Net Assets—100.0%		$4,212,478,009

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $985,426,812 and the collateral received consisted of cash in the amount of $840,264,647 and non-cash collateral with a value of $167,046,795. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024	Income earned from affiliates during the period
iShares Core MSCI EAFE ETF	$1,079,222,958	$—	$—	$—	$59,368,769	$1,138,591,727	$—
iShares Core S&P 500 ETF	442,767,787	—	(125,930,053)	41,901,965	(6,653,587)	352,086,112	1,115,284
iShares Core U.S. Aggregate Bond ETF	561,100,843	18,842,379	—	—	(7,273,057)	572,670,165	3,276,111
iShares U.S. Real Estate ETF	93,981,729	—	—	—	(1,552,482)	92,429,247	346,012

	$2,177,073,317	$18,842,379	$(125,930,053)	$41,901,965	$43,889,643	$2,155,777,251	$4,737,407

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	189,152,877	JPMC	06/20/24	USD	125,722,730	$(2,190,886)
CAD	57,864,550	JPMC	06/20/24	USD	43,044,110	(277,062)
EUR	6,030,000	JPMC	06/20/24	USD	6,538,693	(12,690)
EUR	71,731,495	UBSA	06/20/24	USD	78,900,914	(1,269,079)

Contracts to Deliver
AUD	6,550,000	GSI	06/20/24	USD	4,356,451	78,781
EUR	1,106,875	DBAG	06/20/24	USD	1,217,801	19,878
GBP	4,314,000	HSBC	06/20/24	USD	5,527,608	80,445
JPY	534,016,801	DBAG	06/20/24	USD	3,671,694	101,190

Net Unrealized Depreciation						$(3,469,423)

BHFTI-53

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/21/24	838	EUR	42,277,100	$978,226
Russell 2000 Index E-Mini Futures	06/21/24	915	USD	98,174,925	2,441,749
S&P 500 Index E-Mini Future	06/21/24	268	USD	71,133,900	1,634,792

Futures Contracts—Short
MSCI EAFE Index Mini Futures	06/21/24	(681)	USD	(80,259,255)	(246,547)
U.S. Treasury Long Bond Futures	06/18/24	(731)	USD	(88,039,813)	(938,610)
U.S. Treasury Ultra Long Bond Futures	06/18/24	(1,279)	USD	(164,991,000)	(1,446,714)

Net Unrealized Appreciation					$2,422,896

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.570%	Annually	01/06/34	USD	244,000,000	$(5,088,066)	$(114,696)	$(4,973,370)
Pay	12M SOFR	Annually	3.740%	Annually	01/20/34	USD	555,000,000	(3,947,704)	(43,196)	(3,904,508)
Pay	12M SOFR	Annually	3.827%	Annually	02/14/34	USD	467,000,000	7,724	192,380	(184,656)

Totals								$(9,028,046)	$34,488	$(9,062,534)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	12M SOFR	Quarterly	10/04/24	JPMC	Russell 1000 Value Index	USD	79,965,079	$7,764,953	$—	$7,764,953
Pay	3M UST	Quarterly	05/31/24	JPMC	S&P GSCI Commodity Index	USD	141,862,125	6,709,381	—	6,709,381
Pay	3M UST	Quarterly	05/31/24	JPMC	S&P GSCI Commodity Index	USD	21,102,815	998,059	—	998,059

Totals								$15,472,393	$—	$15,472,393

(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank PLC
(JPMC)—	JPMorgan Chase Bank NA
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-54

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,829,865,431	$—	$—	$3,829,865,431
Short-Term Investments
Mutual Funds	178,826,691	—	—	178,826,691
Repurchase Agreement	—	92,076,782	—	92,076,782
Total Short-Term Investments	178,826,691	92,076,782	—	270,903,473
Securities Lending Reinvestments
Certificates of Deposit	—	228,433,710	—	228,433,710
Commercial Paper	—	19,149,400	—	19,149,400
Repurchase Agreements	—	544,478,178	—	544,478,178
Time Deposits	—	32,000,000	—	32,000,000
Mutual Funds	17,000,000	—	—	17,000,000
Total Securities Lending Reinvestments	17,000,000	824,061,288	—	841,061,288
Total Investments	$4,025,692,122	$916,138,070	$—	$4,941,830,192

Collateral for Securities Loaned (Liability)	$—	$(840,264,647)	$—	$(840,264,647)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$280,294	$—	$280,294
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,749,717)	—	(3,749,717)
Total Forward Contracts	$—	$(3,469,423)	$—	$(3,469,423)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,054,767	$—	$—	$5,054,767
Futures Contracts (Unrealized Depreciation)	(2,631,871)	—	—	(2,631,871)
Total Futures Contracts	$2,422,896	$—	$—	$2,422,896
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(9,062,534)	$—	$(9,062,534)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$15,472,393	$—	$15,472,393

BHFTI-55

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—88.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—1.3%
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/27 (144A) (a)	1,057,000	$996,365
7.500%, 06/01/29 (144A) (a)	1,933,000	1,598,671
7.750%, 04/15/28 (144A)	490,000	429,142
7.875%, 04/01/30 (144A)	2,215,000	2,202,054
9.000%, 09/15/28 (144A) (a)	3,574,000	3,722,732
CMG Media Corp. 8.875%, 12/15/27 (144A) (a)	861,000	570,594
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250%, 01/15/29 (144A) (a)	1,251,000	1,133,379
4.625%, 03/15/30 (144A) (a)	345,000	309,406
5.000%, 08/15/27 (144A) (a)	510,000	490,855
7.375%, 02/15/31 (144A)	799,000	836,892
Stagwell Global LLC 5.625%, 08/15/29 (144A) (a)	275,000	249,729
Summer BC Holdco B SARL 5.750%, 10/31/26 (EUR)	100,000	105,727

		12,645,546

Aerospace/Defense—3.8%
AAR Escrow Issuer LLC 6.750%, 03/15/29 (144A)	734,000	739,647
Bombardier, Inc. 6.000%, 02/15/28 (144A) (a)	1,515,000	1,490,267
7.125%, 06/15/26 (144A) (a)	987,000	1,001,206
7.250%, 07/01/31 (144A)	792,000	793,612
7.450%, 05/01/34 (144A)	374,000	414,796
7.500%, 02/01/29 (144A) (a)	84,000	86,498
7.875%, 04/15/27 (144A)	841,000	841,588
8.750%, 11/15/30 (144A) (a)	1,255,000	1,340,059
Embraer Netherlands Finance BV 7.000%, 07/28/30 (144A)	1,071,000	1,121,500
F-Brasile SpA/F-Brasile U.S. LLC 7.375%, 08/15/26 (144A) (a)	1,800,000	1,790,854
Spirit AeroSystems, Inc. 9.375%, 11/30/29 (144A)	1,146,000	1,250,042
9.750%, 11/15/30 (144A)	1,527,000	1,708,050
TransDigm, Inc. 6.375%, 03/01/29 (144A)	6,850,000	6,871,324
6.625%, 03/01/32 (144A)	6,917,000	6,988,183
6.750%, 08/15/28 (144A)	4,317,000	4,373,976
7.125%, 12/01/31 (144A)	2,255,000	2,323,908
Triumph Group, Inc. 9.000%, 03/15/28 (144A) (a)	2,773,000	2,923,385

		36,058,895

Agriculture—0.1%
Darling Ingredients, Inc. 6.000%, 06/15/30 (144A) (a)	538,000	533,160
Tereos Finance Groupe I SA 4.750%, 04/30/27 (EUR)	100,000	108,110

		641,270

Airlines—0.6%
Air Canada 3.875%, 08/15/26 (144A) (a)	776,000	740,631
American Airlines, Inc. 8.500%, 05/15/29 (144A)	1,405,000	1,484,322
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750%, 04/20/29 (144A)	1,365,182	1,341,913
International Consolidated Airlines Group SA 3.750%, 03/25/29 (EUR)	100,000	106,217
United Airlines, Inc. 4.625%, 04/15/29 (144A)	1,743,000	1,620,990
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, 02/01/30 (144A) (a)	457,000	336,865
7.875%, 05/01/27 (144A) (a)	337,000	284,908

		5,915,846

Apparel—0.2%
Crocs, Inc. 4.125%, 08/15/31 (144A) (a)	724,000	627,296
Hanesbrands, Inc. 4.875%, 05/15/26 (144A)	320,000	311,560
Kontoor Brands, Inc. 4.125%, 11/15/29 (144A)	269,000	241,441
Levi Strauss & Co. 3.500%, 03/01/31 (144A) (a)	726,000	636,917

		1,817,214

Auto Manufacturers—0.4%
Aston Martin Capital Holdings Ltd. 10.000%, 03/31/29 (144A)	400,000	407,268
10.375%, 03/31/29 (GBP)	100,000	128,413
Ford Motor Co. 6.100%, 08/19/32 (a)	477,000	483,351
Ford Motor Credit Co. LLC 7.200%, 06/10/30 (a)	650,000	689,890
7.350%, 03/06/30	822,000	876,382
General Motors Financial Co., Inc. 5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	270,000	258,890
RCI Banque SA 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	300,000	315,897
Volkswagen International Finance NV 3.875%, 9Y EUR Swap + 3.958%, 06/17/29 (EUR) (b)	100,000	99,809
Wabash National Corp. 4.500%, 10/15/28 (144A)	546,000	500,702

		3,760,602

Auto Parts & Equipment—1.0%
Clarios Global LP/Clarios U.S. Finance Co. 4.375%, 05/15/26 (EUR)	937,000	1,003,127
6.750%, 05/15/28 (144A)	965,000	978,151
8.500%, 05/15/27 (144A) (a)	5,585,000	5,593,447
Dana Financing Luxembourg SARL 8.500%, 07/15/31 (EUR)	100,000	118,737
Forvia SE
2.750%, 02/15/27 (EUR)	100,000	103,030

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—(Continued)
Forvia SE
3.750%, 06/15/28 (EUR)	100,000	$104,648
5.500%, 06/15/31 (EUR)	100,000	110,582
Goodyear Tire & Rubber Co. 5.000%, 07/15/29 (a)	234,000	218,468
5.625%, 04/30/33	12,000	10,959
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	106,783
Phinia, Inc. 6.750%, 04/15/29 (144A)	407,000	410,925
Schaeffler AG 4.500%, 08/14/26 (EUR)	100,000	108,713
4.750%, 08/14/29 (EUR)	100,000	109,541
Tenneco, Inc. 8.000%, 11/17/28 (144A)	413,000	376,837
Titan International, Inc. 7.000%, 04/30/28 (a)	59,000	58,219
ZF Europe Finance BV 6.125%, 03/13/29 (EUR)	100,000	114,358
ZF Finance GmbH 2.000%, 05/06/27 (EUR)	100,000	100,333
3.750%, 09/21/28 (EUR)	100,000	104,109
5.750%, 08/03/26 (EUR)	100,000	110,942

		9,841,909

Banks—2.5%
AIB Group PLC 5.250%, 5Y EUR Swap + 5.702%, 10/09/24 (EUR) (b)	200,000	214,147
Alpha Bank SA 5.000%, 1Y EUR Swap + 2.432%, 05/12/30 (EUR) (b)	100,000	108,266
Banca Monte dei Paschi di Siena SpA 4.750%, 3M EURIBOR + 2.047%, 03/15/29 (EUR) (b)	100,000	108,694
Banco BPM SpA 2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	206,600
6.000%, 3M EURIBOR + 2.800%, 06/14/28 (EUR) (b)	150,000	170,515
Banco de Credito Social Cooperativo SA 7.500%, 1Y EURIBOR ICE Swap + 4.269%, 09/14/29 (EUR) (b)	100,000	118,998
Banco de Sabadell SA 6.000%, 5Y EUR Swap + 3.150%, 08/16/33 (EUR) (b)	100,000	111,161
Banco Espirito Santo SA 2.625%, 05/08/17 (EUR) (d)	400,000	120,831
4.750%, 01/15/18 (EUR) (d)	1,000,000	302,078
Banco Santander SA 6.921%, 08/08/33	600,000	627,882
Bank of Cyprus PLC 2.500%, 1Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	102,476
Bank of Ireland Group PLC 7.500%, 5Y EUR Swap + 7.924%, 05/19/25 (EUR) (b)	200,000	218,974
Barclays PLC 8.000%, 5Y H15 + 5.672%, 06/15/24 (a) (b)	200,000	199,476
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	495,000	493,980
9.625%, 5Y USD SOFR ICE Swap + 5.775%, 12/15/29 (b)	2,645,000	2,804,763
BNP Paribas SA 6.875%, 5Y EUR Swap + 4.645%, 12/06/29 (EUR) (b)	200,000	225,156
8.500%, 5Y H15 + 4.354%, 08/14/28 (144A) (b)	1,160,000	1,212,492

Banks—(Continued)
Citigroup, Inc. 4.150%, 5Y H15 + 3.000%, 11/15/26 (b)	10,000	9,211
6.174%, SOFR + 2.661%, 05/25/34 (b)	321,000	325,972
7.625%, 5Y H15 + 3.211%, 11/15/28 (b)	894,000	938,581
Commerzbank AG 6.125%, 5Y EUR Swap + 6.363%, 10/09/25 (EUR) (b)	200,000	212,803
6.750%, 5Y EUR Swap + 3.700%, 10/05/33 (EUR) (b)	100,000	115,921
Deutsche Bank AG 6.750%, 5Y EUR Swap + 5.692%, 10/30/28 (EUR) (b)	200,000	205,387
First-Citizens Bank & Trust Co. 6.000%, 04/01/36	1,604,000	1,569,432
Freedom Mortgage Corp. 12.000%, 10/01/28 (144A)	285,000	310,651
12.250%, 10/01/30 (144A)	284,000	312,339
Goldman Sachs Group, Inc. 4.950%, 5Y H15 + 3.224%, 02/10/25 (b)	1,490,000	1,465,379
ING Groep NV 8.000%, 5Y USD SOFR ICE Swap + 4.360%, 05/16/30 (b)	200,000	202,880
Intesa Sanpaolo SpA 4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	346,959
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	227,532
5.148%, 06/10/30 (GBP)	100,000	118,008
5.710%, 01/15/26 (144A)	300,000	297,392
JPMorgan Chase & Co. 6.875%, 5Y H15 + 2.737%, 06/01/29 (b)	664,000	687,089
KBC Group NV 8.000%, 5Y EUR Swap + 4.928%, 09/05/28 (EUR) (b)	200,000	230,604
Lloyds Banking Group PLC 8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	640,000	644,394
National Bank of Greece SA 5.875%, 5Y EUR Swap + 3.154%, 06/28/35 (EUR) (b)	125,000	135,902
PNC Financial Services Group, Inc. 6.200%, 5Y H15 + 3.238%, 09/15/27 (b)	780,000	777,969
6.250%, 7Y H15 + 2.808%, 03/15/30 (a) (b)	761,000	737,540
Societe Generale SA 7.875%, 5Y EUR Swap + 5.228%, 01/18/29 (EUR) (b)	100,000	112,851
State Street Corp. 6.700%, 5Y H15 + 2.613%, 03/15/29 (b)	719,000	729,585
UBS Group AG 7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	1,295,000	1,331,867
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	1,245,000	1,348,926
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (a) (b)	1,404,000	1,584,466
Wells Fargo & Co. 7.625%, 5Y H15 + 3.606%, 09/15/28 (a) (b)	1,211,000	1,294,205

		23,620,334

Biotechnology—0.0%
Cidron Aida Finco SARL 6.250%, 04/01/28 (GBP)	100,000	120,840

Building Materials—1.8%
Builders FirstSource, Inc. 6.375%, 03/01/34 (144A)	525,000	527,167
Camelot Return Merger Sub, Inc. 8.750%, 08/01/28 (144A) (a)	705,000	724,214

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, 12/15/30 (EUR)	100,000	$113,258
6.375%, 12/15/30 (144A) (EUR)	415,000	470,019
6.625%, 12/15/30 (144A)	7,602,000	7,674,926
HT Troplast GmbH 9.375%, 07/15/28 (EUR)	100,000	112,859
Masonite International Corp. 3.500%, 02/15/30 (144A) (a)	574,000	507,830
New Enterprise Stone & Lime Co., Inc. 5.250%, 07/15/28 (144A)	222,000	212,674
9.750%, 07/15/28 (144A)	284,000	290,553
PCF GmbH 4.750%, 04/15/26 (EUR)	100,000	81,573
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/28 (144A) (a)	1,523,000	1,488,515
8.875%, 11/15/31 (144A)	2,034,000	2,174,124
Standard Industries, Inc. 2.250%, 11/21/26 (EUR)	222,000	224,312
3.375%, 01/15/31 (144A)	911,000	763,840
4.375%, 07/15/30 (144A)	753,000	676,605
4.750%, 01/15/28 (144A) (a)	166,000	158,427
5.000%, 02/15/27 (144A)	232,000	225,046
Summit Materials LLC/Summit Materials Finance Corp. 7.250%, 01/15/31 (144A)	1,149,000	1,194,256

		17,620,198

Chemicals—2.1%
Axalta Coating Systems Dutch Holding B BV 7.250%, 02/15/31 (144A)	743,000	772,875
Axalta Coating Systems LLC 3.375%, 02/15/29 (144A)	520,000	465,330
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.750%, 06/15/27 (144A)	467,000	450,741
Chemours Co. 4.625%, 11/15/29 (144A) (a)	416,000	358,620
5.375%, 05/15/27	531,000	509,050
5.750%, 11/15/28 (144A) (a)	1,123,000	1,035,517
Element Solutions, Inc. 3.875%, 09/01/28 (144A)	3,649,000	3,347,408
FIS Fabbrica Italiana Sintetici SpA 5.625%, 08/01/27 (EUR)	167,000	173,494
HB Fuller Co. 4.250%, 10/15/28	257,000	238,143
Herens Holdco SARL 4.750%, 05/15/28 (144A)	1,220,000	1,064,709
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A)	933,000	920,403
INEOS Finance PLC 6.375%, 04/15/29 (EUR)	100,000	107,889
INEOS Quattro Finance 2 PLC 8.500%, 03/15/29 (EUR)	100,000	107,507
Ingevity Corp. 3.875%, 11/01/28 (144A) (a)	191,000	172,506
Kobe U.S. Midco 2, Inc. 9.250%, 10.000% PIK, 11/01/26 (144A) (c)	756,000	644,490

Chemicals—(Continued)
LSF11 A5 HoldCo LLC 6.625%, 10/15/29 (144A)	367,000	330,461
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	348,995
Nobian Finance BV 3.625%, 07/15/26 (EUR)	100,000	104,348
Olympus Water U.S. Holding Corp. 9.625%, 11/15/28 (EUR)	123,000	142,127
9.750%, 11/15/28 (144A) (a)	2,493,000	2,655,585
SCIL IV LLC/SCIL USA Holdings LLC 9.500%, 07/15/28 (EUR)	100,000	117,564
SK Invictus Intermediate II SARL 5.000%, 10/30/29 (144A) (a)	1,639,000	1,460,947
WR Grace Holdings LLC 4.875%, 06/15/27 (144A) (a)	333,000	316,477
5.625%, 08/15/29 (144A)	3,468,000	3,103,477
7.375%, 03/01/31 (144A) (a)	1,023,000	1,035,852

		19,984,515

Commercial Services—5.1%
ADT Security Corp. 4.125%, 08/01/29 (144A)	75,000	68,713
4.875%, 07/15/32 (144A) (a)	627,000	567,529
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/26 (144A)	481,000	476,605
Allied Universal Holdco LLC 7.875%, 02/15/31 (144A) (a)	2,688,000	2,722,398
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.000%, 06/01/29 (144A) (a)	4,218,000	3,629,270
6.625%, 07/15/26 (144A)	947,000	946,378
9.750%, 07/15/27 (144A)	631,000	632,896
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/28 (144A)	4,863,000	4,431,098
4.875%, 06/01/28 (GBP)	200,000	227,250
AMN Healthcare, Inc. 4.000%, 04/15/29 (144A)	212,000	190,393
APi Group DE, Inc. 4.125%, 07/15/29 (144A)	352,000	317,146
4.750%, 10/15/29 (144A)	276,000	254,370
APX Group, Inc. 5.750%, 07/15/29 (144A)	718,000	690,357
6.750%, 02/15/27 (144A)	230,000	230,938
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.000%, 02/15/31 (144A) (a)	641,000	639,958
BCP V Modular Services Finance II PLC 4.750%, 11/30/28 (EUR)	200,000	201,745
6.125%, 11/30/28 (GBP)	100,000	115,802
Block, Inc. 2.750%, 06/01/26 (a)	1,485,000	1,396,618
3.500%, 06/01/31 (a)	2,056,000	1,789,429
Boels Topholding BV 6.250%, 02/15/29 (EUR)	100,000	111,122
Boost Newco Borrower LLC 7.500%, 01/15/31 (144A)	3,004,000	3,144,626

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Champions Financing, Inc. 8.750%, 02/15/29 (144A)	924,000	$968,026
CoreLogic, Inc. 4.500%, 05/01/28 (144A)	2,557,000	2,292,767
Garda World Security Corp. 4.625%, 02/15/27 (144A) (a)	653,000	625,700
6.000%, 06/01/29 (144A) (a)	290,000	259,563
7.750%, 02/15/28 (144A) (a)	1,413,000	1,449,017
9.500%, 11/01/27 (144A) (a)	491,000	492,181
Herc Holdings, Inc. 5.500%, 07/15/27 (144A) (a)	1,311,000	1,287,650
La Financiere Atalian SASU 8.500%, 06/30/28 ()	147,660	158,600
Loxam SAS 6.375%, 05/15/28 (EUR)	100,000	112,034
6.375%, 05/31/29 (EUR)	100,000	112,124
Mavis Tire Express Services Topco Corp. 6.500%, 05/15/29 (144A) (a)	330,000	313,860
Neptune Bidco U.S., Inc. 9.290%, 04/15/29 (144A)	1,022,000	966,376
NESCO Holdings II, Inc. 5.500%, 04/15/29 (144A) (a)	593,000	561,039
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250%, 01/15/28 (144A) (a)	1,522,000	1,490,919
Q-Park Holding I BV 5.125%, 03/01/29 (EUR)	100,000	108,952
Sabre GLBL, Inc. 8.625%, 06/01/27 (144A) (a)	985,000	864,359
11.250%, 12/15/27 (144A)	69,000	64,757
Service Corp. International 4.000%, 05/15/31 (a)	814,000	721,168
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/26 (144A)	794,000	767,678
Sotheby’s 7.375%, 10/15/27 (144A)	2,521,000	2,347,255
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/29 (144A) (a)	1,022,000	859,004
Techem Verwaltungsgesellschaft 674 GmbH 6.000%, 07/30/26 (EUR)	87,920	94,469
Techem Verwaltungsgesellschaft 675 GmbH 2.000%, 07/15/25 (EUR)	100,000	105,757
United Rentals North America, Inc. 6.000%, 12/15/29 (144A) (a)	2,536,000	2,552,804
6.125%, 03/15/34 (144A)	471,000	471,585
Verisure Holding AB 3.875%, 07/15/26 (EUR)	100,000	106,091
9.250%, 10/15/27 (EUR)	100,000	115,302
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,862,000	3,872,848
Wand NewCo 3, Inc. 7.625%, 01/30/32 (144A)	1,626,000	1,681,653
Williams Scotsman, Inc. 4.625%, 08/15/28 (144A) (a)	251,000	237,388
7.375%, 10/01/31 (144A) (a)	399,000	414,702

		49,260,269

Computers—0.7%
Banff Merger Sub, Inc. 8.375%, 09/01/26 (EUR)	100,000	107,172
CA Magnum Holdings 5.375%, 10/31/26 (144A)	1,661,000	1,586,781
KBR, Inc. 4.750%, 09/30/28 (144A) (a)	515,000	473,571
McAfee Corp. 7.375%, 02/15/30 (144A) (a)	1,753,000	1,607,583
NCR Atleos Corp. 9.500%, 04/01/29 (144A)	693,000	741,239
Science Applications International Corp. 4.875%, 04/01/28 (144A)	344,000	328,476
Seagate HDD Cayman 8.250%, 12/15/29 (144A)	1,261,000	1,354,899
8.500%, 07/15/31 (144A)	854,000	922,886

		7,122,607

Cosmetics/Personal Care—0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.750%, 01/15/29 (144A) (a)	45,000	42,584
6.625%, 07/15/30 (144A)	598,000	607,264

		649,848

Distribution/Wholesale—0.2%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/29 (144A)	97,000	87,195
BCPE Empire Holdings, Inc. 7.625%, 05/01/27 (144A)	1,275,000	1,245,025
Dealer Tire LLC/DT Issuer LLC 8.000%, 02/01/28 (144A) (a)	392,000	390,207
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A)	98,000	89,717
Resideo Funding, Inc. 4.000%, 09/01/29 (144A) (a)	159,000	142,167

		1,954,311

Diversified Financial Services—2.7%
AG TTMT Escrow Issuer LLC 8.625%, 09/30/27 (144A) (a)	390,000	403,735
Aretec Group, Inc. 10.000%, 08/15/30 (144A) (a)	240,000	262,146
Bread Financial Holdings, Inc. 9.750%, 03/15/29 (144A)	378,000	393,376
Castlelake Aviation Finance DAC 5.000%, 04/15/27 (144A)	92,000	88,610
Enact Holdings, Inc. 6.500%, 08/15/25 (144A) (a)	735,000	734,853
Freedom Mortgage Holdings LLC 9.250%, 02/01/29 (144A)	160,000	163,752
GGAM Finance Ltd. 6.875%, 04/15/29 (144A)	701,000	703,629
7.750%, 05/15/26 (144A)	125,000	127,576
8.000%, 02/15/27 (144A)	1,009,000	1,041,813
8.000%, 06/15/28 (144A)	463,000	483,524

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Global Aircraft Leasing Co. Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (c)	789,856	$751,255
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.000%, 08/15/28 (144A) (a)	880,000	809,237
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (b) (d)	4,500,000	19,419
4.750%, 01/16/14 (EUR) (d)	2,140,000	9,235
5.375%, 10/17/12 (EUR) (d)	350,000	1,510
Macquarie Airfinance Holdings Ltd. 6.400%, 03/26/29 (144A)	150,000	152,373
6.500%, 03/26/31 (144A)	390,000	396,954
8.125%, 03/30/29 (144A) (a)	911,000	963,494
8.375%, 05/01/28 (144A) (a)	283,000	299,970
Nationstar Mortgage Holdings, Inc. 5.000%, 02/01/26 (144A)	3,691,000	3,612,029
5.125%, 12/15/30 (144A) (a)	514,000	466,342
5.750%, 11/15/31 (144A) (a)	565,000	521,128
7.125%, 02/01/32 (144A)	2,015,000	2,001,201
Navient Corp. 5.500%, 03/15/29 (a)	573,000	533,518
9.375%, 07/25/30 (a)	892,000	954,244
NFP Corp. 4.875%, 08/15/28 (144A)	948,000	950,146
8.500%, 10/01/31 (144A)	60,000	66,033
OneMain Finance Corp. 3.500%, 01/15/27	306,000	284,060
4.000%, 09/15/30 (a)	511,000	437,337
5.375%, 11/15/29 (a)	806,000	757,811
6.625%, 01/15/28	474,000	475,523
7.875%, 03/15/30	1,092,000	1,126,476
9.000%, 01/15/29 (a)	1,181,000	1,253,173
PennyMac Financial Services, Inc. 7.875%, 12/15/29 (144A)	760,000	780,934
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A)	2,546,000	2,352,308
3.875%, 03/01/31 (144A) (a)	851,000	741,391
4.000%, 10/15/33 (144A)	220,000	186,360
SLM Corp. 3.125%, 11/02/26 (a)	481,000	446,733

		25,753,208

Electric—1.4%
Alexander Funding Trust II 7.467%, 07/31/28 (144A)	261,000	275,955
Calpine Corp. 4.625%, 02/01/29 (144A)	54,000	49,978
5.000%, 02/01/31 (144A) (a)	179,000	164,196
5.125%, 03/15/28 (144A) (a)	1,323,000	1,269,741
Clearway Energy Operating LLC 3.750%, 01/15/32 (144A) (a)	834,000	701,130
4.750%, 03/15/28 (144A)	541,000	514,244
Edison International 5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	701,000	664,129
5.375%, 5Y H15 + 4.698%, 03/15/26 (b)	1,482,000	1,434,114

Electric—(Continued)
EDP - Energias de Portugal SA 1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	101,142
5.943%, 5Y EUR Swap + 3.184%, 04/23/83 (EUR) (b)	100,000	112,669
Electricite de France SA 2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	200,118
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	197,728
6.000%, 13Y GBP Swap + 4.235%, 01/29/26 (GBP) (b)	100,000	122,807
EnBW Energie Baden-Wuerttemberg AG 5.250%, 5Y EUR Swap + 2.664%, 01/23/84 (EUR) (b)	100,000	110,286
Naturgy Finance BV 2.374%, 5Y EUR Swap + 2.437%, 11/23/26 (EUR) (b)	100,000	100,601
NextEra Energy Operating Partners LP 3.875%, 10/15/26 (144A)	180,000	167,871
7.250%, 01/15/29 (144A)	454,000	464,516
NRG Energy, Inc. 7.000%, 03/15/33 (144A)	480,000	512,187
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (b)	1,244,000	1,334,449
Orsted AS 2.500%, 5Y UKG + 2.136%, 02/18/3021 (GBP) (b)	100,000	91,265
Pacific Gas & Electric Co. 6.950%, 03/15/34	357,000	390,830
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500%, 08/15/28 (144A)	391,000	364,469
Pike Corp. 8.625%, 01/31/31 (144A)	243,000	258,228
Talen Energy Supply LLC 8.625%, 06/01/30 (144A)	354,000	378,551
TransAlta Corp. 7.750%, 11/15/29 (a)	162,000	168,397
Vistra Corp. 7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	1,329,000	1,315,904
Vistra Operations Co. LLC 6.950%, 10/15/33 (144A)	580,000	619,070
7.750%, 10/15/31 (144A)	1,384,000	1,449,435

		13,534,010

Electrical Components & Equipment—0.1%
Nexans SA 4.250%, 03/11/30 (EUR)	100,000	108,424
WESCO Distribution, Inc. 6.375%, 03/15/29 (144A)	600,000	606,169
6.625%, 03/15/32 (144A)	603,000	612,761

		1,327,354

Electronics—0.4%
Coherent Corp. 5.000%, 12/15/29 (144A) (a)	1,216,000	1,145,283
Imola Merger Corp. 4.750%, 05/15/29 (144A) (a)	535,000	501,643
Sensata Technologies BV 4.000%, 04/15/29 (144A) (a)	216,000	197,227
Sensata Technologies, Inc. 3.750%, 02/15/31 (144A) (a)	507,000	438,556
4.375%, 02/15/30 (144A)	1,574,000	1,432,569

		3,715,278

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.7%
Abertis Infraestructuras Finance BV 3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	200,000	$208,755
Arcosa, Inc. 4.375%, 04/15/29 (144A)	723,000	666,268
Azzurra Aeroporti SpA 2.125%, 05/30/24 (EUR)	194,000	208,283
Brand Industrial Services, Inc. 10.375%, 08/01/30 (144A)	4,098,000	4,436,753
Cellnex Finance Co. SA 1.000%, 09/15/27 (EUR)	100,000	98,749
1.250%, 01/15/29 (EUR)	200,000	193,730
2.000%, 09/15/32 (EUR)	100,000	94,329
Dycom Industries, Inc. 4.500%, 04/15/29 (144A) (a)	304,000	284,170
Heathrow Finance PLC 4.125%, 09/01/29 (GBP) (e)	100,000	115,344
6.625%, 03/01/31 (GBP)	100,000	124,827
Infrastrutture Wireless Italiane SpA 1.625%, 10/21/28 (EUR)	105,000	104,735
Kier Group PLC 9.000%, 02/15/29 (GBP)	100,000	128,698
MasTec, Inc. 4.500%, 08/15/28 (144A)	88,000	83,677

		6,748,318

Entertainment—3.0%
Allwyn Entertainment Financing U.K. PLC 7.250%, 04/30/30 (EUR)	100,000	113,279
7.875%, 04/30/29 (144A)	400,000	409,916
Banijay Entertainment SASU 7.000%, 05/01/29 (EUR)	100,000	113,150
8.125%, 05/01/29 (144A) (a)	254,000	261,973
Boyne USA, Inc. 4.750%, 05/15/29 (144A) (a)	726,000	672,982
Caesars Entertainment, Inc. 4.625%, 10/15/29 (144A) (a)	1,216,000	1,108,835
6.500%, 02/15/32 (144A)	1,806,000	1,821,904
7.000%, 02/15/30 (144A)	4,051,000	4,158,291
CCM Merger, Inc. 6.375%, 05/01/26 (144A)	186,000	185,828
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 6.500%, 10/01/28	122,000	122,416
Churchill Downs, Inc. 4.750%, 01/15/28 (144A)	974,000	927,213
5.500%, 04/01/27 (144A)	321,000	315,074
5.750%, 04/01/30 (144A) (a)	2,267,000	2,188,339
6.750%, 05/01/31 (144A) (a)	1,092,000	1,098,100
Cirsa Finance International SARL 8.412%, 3M EURIBOR + 4.500%, 07/31/28 (EUR) (b)	100,000	109,773
CPUK Finance Ltd. 4.875%, 02/28/47 (GBP)	100,000	123,352
Inter Media & Communication SpA 6.750%, 02/09/27 (EUR)	105,000	110,727
Light & Wonder International, Inc.
7.000%, 05/15/28 (144A) (a)	178,000	179,312

Entertainment—(Continued)
Light & Wonder International, Inc.
7.250%, 11/15/29 (144A)	290,000	297,704
7.500%, 09/01/31 (144A) (a)	915,000	951,511
Lions Gate Capital Holdings LLC 5.500%, 04/15/29 (144A) (a)	960,000	734,435
Live Nation Entertainment, Inc. 3.750%, 01/15/28 (144A)	429,000	396,888
4.750%, 10/15/27 (144A)	1,139,000	1,087,548
Lottomatica SpA 7.942%, 3M EURIBOR + 4.000%, 12/15/30 (EUR) (b)	100,000	109,234
Merlin Entertainments Group U.S. Holdings, Inc. 7.375%, 02/15/31 (144A)	993,000	1,000,476
Merlin Entertainments Ltd. 5.750%, 06/15/26 (144A)	1,000,000	990,717
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	266,000	246,304
Motion Bondco DAC 6.625%, 11/15/27 (144A) (a)	697,000	673,578
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.000%, 08/01/30 (144A) (a)	776,000	799,259
Pinewood Finco PLC 6.000%, 03/27/30 (GBP)	125,000	157,769
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/29 (144A)	307,000	234,373
5.875%, 09/01/31 (144A) (a)	315,000	230,284
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.875%, 11/01/26 (144A) (a)	353,000	339,556
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, 03/01/30 (144A) (a)	928,000	897,140
Six Flags Entertainment Corp. 7.250%, 05/15/31 (144A)	2,646,000	2,680,686
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A) (a)	1,788,000	1,693,863
7.125%, 02/15/31 (144A)	1,545,000	1,598,914

		29,140,703

Environmental Control—1.2%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A) (a)	402,000	386,418
6.375%, 02/01/31 (144A)	99,000	99,727
Covanta Holding Corp. 4.875%, 12/01/29 (144A) (a)	438,000	392,558
5.000%, 09/01/30 (a)	257,000	226,490
GFL Environmental, Inc. 3.500%, 09/01/28 (144A)	29,000	26,564
4.000%, 08/01/28 (144A) (a)	1,117,000	1,029,515
4.375%, 08/15/29 (144A) (a)	526,000	484,589
4.750%, 06/15/29 (144A) (a)	785,000	738,245
6.750%, 01/15/31 (144A)	1,720,000	1,762,678
Madison IAQ LLC 4.125%, 06/30/28 (144A) (a)	660,000	610,434
5.875%, 06/30/29 (144A) (a)	1,362,000	1,246,066
Paprec Holding SA 7.250%, 11/17/29 (EUR)	100,000	114,908

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—(Continued)
Stericycle, Inc. 3.875%, 01/15/29 (144A)	174,000	$157,716
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A) (a)	4,583,000	4,513,697

		11,789,605

Food—1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500%, 03/15/29 (144A)	862,000	773,718
4.625%, 01/15/27 (144A)	867,000	839,078
4.875%, 02/15/30 (144A)	930,000	884,827
Bellis Acquisition Co. PLC 3.250%, 02/16/26 (GBP)	200,000	238,008
4.500%, 02/16/26 (GBP)	209,000	253,897
Boparan Finance PLC 7.625%, 11/30/25 (GBP)	100,000	119,171
Chobani LLC/Chobani Finance Corp., Inc. 4.625%, 11/15/28 (144A) (a)	2,288,000	2,133,645
7.625%, 07/01/29 (144A) (a)	3,096,000	3,138,571
Darling Global Finance BV 3.625%, 05/15/26 (EUR)	229,000	243,351
Fiesta Purchaser, Inc. 7.875%, 03/01/31 (144A) (a)	393,000	405,851
Lamb Weston Holdings, Inc. 4.125%, 01/31/30 (144A) (a)	797,000	726,707
4.375%, 01/31/32 (144A) (a)	861,000	772,073
Market Bidco Finco PLC 5.500%, 11/04/27 (GBP)	107,000	122,963
Performance Food Group, Inc. 4.250%, 08/01/29 (144A)	463,000	424,299
Picard Groupe SAS 3.875%, 07/01/26 (EUR)	100,000	105,490
Post Holdings, Inc. 4.500%, 09/15/31 (144A) (a)	240,000	215,878
4.625%, 04/15/30 (144A)	428,000	392,907
6.250%, 02/15/32 (144A)	728,000	733,306
Premier Foods Finance PLC 3.500%, 10/15/26 (GBP)	100,000	120,501
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, 03/01/29 (144A) (a)	729,000	644,226
U.S. Foods, Inc. 4.625%, 06/01/30 (144A)	108,000	100,190
7.250%, 01/15/32 (144A)	653,000	679,596
United Natural Foods, Inc. 6.750%, 10/15/28 (144A)	203,000	168,611

		14,236,864

Food Service—0.1%
Aramark International Finance SARL 3.125%, 04/01/25 (EUR)	323,000	344,064
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (a)	865,000	834,875

Food Service—(Continued)
Elior Group SA 3.750%, 07/15/26 (EUR)	100,000	100,742

		1,279,681

Forest Products & Paper—0.0%
Ahlstrom Holding 3 OY 3.625%, 02/04/28 (EUR)	100,000	101,142

Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%, 06/01/28 (144A)	830,000	859,473
UGI International LLC 2.500%, 12/01/29 (EUR)	100,000	96,533

		956,006

Hand/Machine Tools—0.0%
IMA Industria Macchine Automatiche SpA 3.750%, 01/15/28 (EUR)	100,000	101,876

Healthcare-Products—1.4%
Avantor Funding, Inc. 2.625%, 11/01/25 (EUR)	266,000	279,800
3.875%, 07/15/28 (EUR)	100,000	104,648
3.875%, 11/01/29 (144A)	251,000	226,261
4.625%, 07/15/28 (144A)	1,276,000	1,209,156
Bausch & Lomb Corp. 8.375%, 10/01/28 (144A) (a)	4,145,000	4,288,666
Medline Borrower LP 3.875%, 04/01/29 (144A) (a)	1,110,000	1,010,329
5.250%, 10/01/29 (144A) (a)	4,435,000	4,191,822
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250%, 04/01/29 (144A)	1,159,000	1,164,190
Neogen Food Safety Corp. 8.625%, 07/20/30 (144A)	313,000	337,180
Teleflex, Inc. 4.250%, 06/01/28 (144A)	341,000	319,981

		13,132,033

Healthcare-Services—2.7%
Acadia Healthcare Co., Inc. 5.000%, 04/15/29 (144A)	196,000	186,239
5.500%, 07/01/28 (144A)	128,000	124,606
AHP Health Partners, Inc. 5.750%, 07/15/29 (144A)	863,000	785,331
Catalent Pharma Solutions, Inc.
3.125%, 02/15/29 (144A) (a)	1,110,000	1,060,693
3.500%, 04/01/30 (144A)	898,000	855,264
5.000%, 07/15/27 (144A)	403,000	396,842
Charles River Laboratories International, Inc. 4.000%, 03/15/31 (144A) (a)	100,000	89,355
4.250%, 05/01/28 (144A) (a)	88,000	82,996
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A) (a)	1,355,000	1,045,717
5.250%, 05/15/30 (144A) (a)	2,153,000	1,755,582

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
CHS/Community Health Systems, Inc.
5.625%, 03/15/27 (144A)	963,000	$886,345
6.000%, 01/15/29 (144A) (a)	1,678,000	1,465,898
Clariane SE 4.125%, 5Y UKG + 9.079%, 04/29/24 (GBP) (b)	100,000	78,304
Encompass Health Corp. 4.500%, 02/01/28	54,000	51,431
4.625%, 04/01/31 (a)	660,000	600,072
4.750%, 02/01/30	389,000	364,476
Ephios Subco 3 SARL 7.875%, 01/31/31 (EUR)	100,000	113,167
Fortrea Holdings, Inc. 7.500%, 07/01/30 (144A) (a)	542,000	559,498
HealthEquity, Inc. 4.500%, 10/01/29 (144A)	1,545,000	1,425,475
IQVIA, Inc. 1.750%, 03/15/26 (EUR)	240,000	247,412
6.250%, 02/01/29 (a)	195,000	202,473
6.500%, 05/15/30 (144A) (a)	384,000	391,878
Legacy LifePoint Health LLC 4.375%, 02/15/27 (144A)	513,000	488,846
LifePoint Health, Inc. 9.875%, 08/15/30 (144A) (a)	567,000	593,106
11.000%, 10/15/30 (144A)	1,596,000	1,705,791
Molina Healthcare, Inc. 3.875%, 05/15/32 (144A)	404,000	351,773
4.375%, 06/15/28 (144A)	527,000	495,395
Prime Healthcare Services, Inc. 7.250%, 11/01/25 (144A)	133,000	132,296
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750%, 12/01/26 (144A)	244,000	244,328
Star Parent, Inc. 9.000%, 10/01/30 (144A)	2,750,000	2,910,341
Surgery Center Holdings, Inc. 6.750%, 07/01/25 (144A)	835,000	835,083
7.250%, 04/15/32 (144A)	1,694,000	1,707,155
10.000%, 04/15/27 (144A)	474,000	474,873
Tenet Healthcare Corp. 4.625%, 06/15/28	152,000	144,733
6.125%, 06/15/30 (a)	363,000	362,167
6.750%, 05/15/31 (144A)	2,425,000	2,469,208

		25,684,149

Holding Companies-Diversified—0.0%
ProGroup AG 5.125%, 04/15/29 (EUR)	48,000	51,802
5.375%, 04/15/31 (EUR)	61,000	65,649
Stena International SA 7.250%, 01/15/31 (144A)	200,000	199,491

		316,942

Home Builders—0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, 08/01/29 (144A) (a)	270,000	249,052
4.625%, 04/01/30 (144A)	397,000	362,727
6.625%, 01/15/28 (144A) (a)	145,000	145,571
Beazer Homes USA, Inc. 7.500%, 03/15/31 (144A)	236,000	238,338
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.875%, 02/15/30 (144A) (a)	679,000	609,015
5.000%, 06/15/29 (144A)	548,000	497,107
Dream Finders Homes, Inc. 8.250%, 08/15/28 (144A) †	320,000	334,048
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	155,000	150,859
LGI Homes, Inc. 8.750%, 12/15/28 (144A)	353,000	372,462
Mattamy Group Corp. 4.625%, 03/01/30 (144A)	368,000	333,865
5.250%, 12/15/27 (144A)	192,000	186,154
New Home Co., Inc. 8.250%, 10/15/27 (144A)	48,183	49,050
9.250%, 10/01/29 (144A)	604,000	607,020
STL Holding Co. LLC 8.750%, 02/15/29 (144A)	320,000	328,413
Taylor Morrison Communities, Inc. 5.125%, 08/01/30 (144A)	88,000	84,038
Tri Pointe Homes, Inc. 5.250%, 06/01/27	56,000	54,696
5.700%, 06/15/28	2,000	1,969

		4,604,384

Home Furnishings—0.0%
Tempur Sealy International, Inc. 3.875%, 10/15/31 (144A) (a)	171,000	145,214
4.000%, 04/15/29 (144A) (a)	288,000	261,363

		406,577

Household Products/Wares—0.1%
Central Garden & Pet Co. 4.125%, 10/15/30	347,000	311,293
4.125%, 04/30/31 (144A)	454,000	400,165
Spectrum Brands, Inc. 3.875%, 03/15/31 (144A) (a)	456,000	439,249

		1,150,707

Housewares—0.1%
Scotts Miracle-Gro Co. 4.375%, 02/01/32 (a)	614,000	529,353
4.500%, 10/15/29	259,000	234,393
SWF Escrow Issuer Corp. 6.500%, 10/01/29 (144A)	466,000	344,631

		1,108,377

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—6.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.250%, 10/15/27 (144A) (a)	2,233,000	$2,102,279
5.875%, 11/01/29 (144A) (a)	2,739,000	2,544,499
6.750%, 10/15/27 (144A) (a)	6,551,000	6,454,200
6.750%, 04/15/28 (144A)	856,000	862,042
7.000%, 01/15/31 (144A)	2,811,000	2,839,163
AmWINS Group, Inc. 4.875%, 06/30/29 (144A) (a)	904,000	843,778
6.375%, 02/15/29 (144A)	375,000	377,024
Ardonagh Finco Ltd. 6.875%, 02/15/31 (EUR)	123,000	130,708
7.750%, 02/15/31 (144A)	1,859,000	1,850,609
Ardonagh Group Finance Ltd. 8.875%, 02/15/32 (144A)	1,663,000	1,641,917
AssuredPartners, Inc. 7.500%, 02/15/32 (144A)	1,023,000	1,005,256
AXA SA 6.375%, 5Y EUR Swap + 3.841%, 07/16/33 (EUR) (b)	100,000	112,057
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.250%, 02/15/31 (144A)	4,566,000	4,583,245
8.125%, 02/15/32 (144A)	2,054,000	2,071,432
HUB International Ltd. 7.250%, 06/15/30 (144A)	8,724,000	8,965,629
7.375%, 01/31/32 (144A) (a)	10,328,000	10,397,549
Jones Deslauriers Insurance Management, Inc. 8.500%, 03/15/30 (144A) (a)	1,449,000	1,510,409
10.500%, 12/15/30 (144A)	673,000	710,170
Liberty Mutual Group, Inc. 3.625%, 5Y EUR Swap + 3.700%, 05/23/59 (EUR) (b)	140,000	150,359
MGIC Investment Corp. 5.250%, 08/15/28	214,000	207,878
Panther Escrow Issuer LLC 7.125%, 06/01/31 (144A)	7,660,000	7,787,999
Ryan Specialty LLC 4.375%, 02/01/30 (144A) (a)	302,000	282,258
USI, Inc. 7.500%, 01/15/32 (144A)	1,234,000	1,236,273

		58,666,733

Internet—0.9%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.000%, 05/01/28 (144A) (a)	1,460,000	1,326,616
ANGI Group LLC 3.875%, 08/15/28 (144A)	576,000	499,979
Cablevision Lightpath LLC 3.875%, 09/15/27 (144A) (a)	559,000	501,919
5.625%, 09/15/28 (144A)	532,000	443,963
Engineering-Ingegneria Informatica-SpA 11.125%, 05/15/28 (EUR)	200,000	231,953
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	532,000	479,811
5.250%, 12/01/27 (144A)	29,000	28,361
iliad SA
5.375%, 06/14/27 (EUR)	100,000	109,901

Internet—(Continued)
iliad SA
5.375%, 02/15/29 (EUR)	200,000	219,230
5.625%, 02/15/30 (EUR)	100,000	110,733
Match Group Holdings II LLC 3.625%, 10/01/31 (144A) (a)	332,000	282,118
4.125%, 08/01/30 (144A)	41,000	36,479
4.625%, 06/01/28 (144A)	439,000	414,290
Newfold Digital Holdings Group, Inc. 11.750%, 10/15/28 (144A)	330,000	357,197
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.750%, 04/30/27 (144A)	784,000	801,704
Rakuten Group, Inc. 11.250%, 02/15/27 (144A)	573,000	607,087
Uber Technologies, Inc. 4.500%, 08/15/29 (144A)	1,810,000	1,717,360
United Group BV 3.125%, 02/15/26 (EUR)	100,000	103,343
8.134%, 3M EURIBOR + 4.250%, 02/15/31 (EUR) (b)	100,000	107,928

		8,379,972

Investment Companies—1.0%
Apollo Debt Solutions BDC 6.900%, 04/13/29 (144A)	565,000	570,363
ARES Capital Corp. 5.875%, 03/01/29	300,000	299,103
Blackstone Private Credit Fund 3.250%, 03/15/27	196,000	180,893
6.250%, 01/25/31 (144A)	435,000	436,819
Blue Owl Capital Corp. 3.400%, 07/15/26	41,000	38,627
3.750%, 07/22/25 (a)	476,000	461,752
Blue Owl Capital Corp. II 8.450%, 11/15/26 (144A)	405,000	417,143
Blue Owl Credit Income Corp. 3.125%, 09/23/26	19,000	17,432
5.500%, 03/21/25 (a)	217,000	215,499
6.650%, 03/15/31 (144A)	710,000	692,849
7.750%, 09/16/27	892,000	913,801
Blue Owl Technology Finance Corp. II 6.750%, 04/04/29 (144A)	278,000	274,552
Compass Group Diversified Holdings LLC 5.250%, 04/15/29 (144A) (a)	534,000	507,371
HPS Corporate Lending Fund 6.750%, 01/30/29 (144A)	475,000	474,130
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/29 (a)	657,000	560,153
5.250%, 05/15/27	2,171,000	1,962,021
6.250%, 05/15/26 (a)	263,000	253,881
9.750%, 01/15/29 (144A)	802,000	837,129
Oaktree Strategic Credit Fund 8.400%, 11/14/28 (144A)	453,000	480,511

		9,594,029

Iron/Steel—0.6%
ATI, Inc.
4.875%, 10/01/29	277,000	260,656

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
ATI, Inc.
5.125%, 10/01/31	746,000	$691,108
7.250%, 08/15/30 (a)	1,339,000	1,384,021
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/29 (144A)	2,329,000	2,342,099
Carpenter Technology Corp. 6.375%, 07/15/28 (a)	560,000	559,056
7.625%, 03/15/30	488,000	503,445
Mineral Resources Ltd. 9.250%, 10/01/28 (144A)	80,000	84,256

		5,824,641

Leisure Time—2.5%
Acushnet Co. 7.375%, 10/15/28 (144A)	122,000	126,425
Amer Sports Co. 6.750%, 02/16/31 (144A) (a)	789,000	786,992
Carnival Corp. 4.000%, 08/01/28 (144A)	1,047,000	975,275
5.750%, 03/01/27 (144A)	2,000	1,979
6.000%, 05/01/29 (144A) (a)	2,723,000	2,686,811
7.000%, 08/15/29 (144A) (a)	443,000	462,042
7.625%, 03/01/26 (EUR)	107,000	117,515
Carnival Holdings Bermuda Ltd. 10.375%, 05/01/28 (144A)	6,536,000	7,129,854
Lindblad Expeditions Holdings, Inc. 9.000%, 05/15/28 (144A)	650,000	687,349
Lindblad Expeditions LLC 6.750%, 02/15/27 (144A)	842,000	848,513
MajorDrive Holdings IV LLC 6.375%, 06/01/29 (144A) (a)	735,000	689,341
NCL Corp. Ltd. 5.875%, 03/15/26 (144A) (a)	968,000	955,562
7.750%, 02/15/29 (144A)	687,000	713,296
8.125%, 01/15/29 (144A)	335,000	354,492
8.375%, 02/01/28 (144A) (a)	230,000	242,955
NCL Finance Ltd. 6.125%, 03/15/28 (144A) (a)	367,000	362,419
Pinnacle Bidco PLC 10.000%, 10/11/28 (GBP)	100,000	131,580
Royal Caribbean Cruises Ltd. 4.250%, 07/01/26 (144A)	239,000	230,645
5.375%, 07/15/27 (144A)	333,000	328,304
5.500%, 04/01/28 (144A)	162,000	160,121
6.250%, 03/15/32 (144A)	898,000	905,148
7.250%, 01/15/30 (144A)	1,085,000	1,127,296
8.250%, 01/15/29 (144A)	509,000	538,848
TUI AG 5.875%, 03/15/29 (EUR)	100,000	109,443
Viking Cruises Ltd. 5.875%, 09/15/27 (144A)	736,000	722,101
7.000%, 02/15/29 (144A)	141,000	141,610
9.125%, 07/15/31 (144A) (a)	2,424,000	2,650,914
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/29 (144A) (a)	314,000	305,579

		24,492,409

Lodging—1.2%
Boyd Gaming Corp. 4.750%, 12/01/27 (a)	269,000	259,138
4.750%, 06/15/31 (144A)	464,000	426,392
Hilton Domestic Operating Co., Inc. 4.000%, 05/01/31 (144A)	81,000	72,395
4.875%, 01/15/30	445,000	426,666
6.125%, 04/01/32 (144A)	544,000	546,314
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 6.625%, 01/15/32 (144A)	619,000	621,499
Melco Resorts Finance Ltd. 4.875%, 06/06/25 (144A)	800,000	780,749
5.375%, 12/04/29 (144A)	1,800,000	1,641,870
5.625%, 07/17/27 (144A)	200,000	191,297
5.750%, 07/21/28 (144A)	200,000	189,378
MGM China Holdings Ltd. 4.750%, 02/01/27 (144A) (a)	200,000	190,523
5.250%, 06/18/25 (144A)	200,000	197,151
5.875%, 05/15/26 (144A)	200,000	197,527
Station Casinos LLC 4.500%, 02/15/28 (144A)	422,000	397,539
4.625%, 12/01/31 (144A)	411,000	369,405
6.625%, 03/15/32 (144A)	560,000	565,694
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A)	314,000	291,901
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A)	308,000	301,661
Wynn Macau Ltd. 5.125%, 12/15/29 (144A) (a)	200,000	182,640
5.500%, 01/15/26 (144A)	293,000	285,597
5.500%, 10/01/27 (144A) (a)	200,000	191,454
5.625%, 08/26/28 (144A)	2,967,000	2,812,199

		11,138,989

Machinery-Construction & Mining—0.3%
BWX Technologies, Inc. 4.125%, 06/30/28 (144A)	333,000	310,461
4.125%, 04/15/29 (144A)	545,000	502,869
Terex Corp. 5.000%, 05/15/29 (144A) (a)	211,000	199,202
Vertiv Group Corp. 4.125%, 11/15/28 (144A) (a)	1,892,000	1,760,396

		2,772,928

Machinery-Diversified—1.4%
ATS Corp. 4.125%, 12/15/28 (144A)	237,000	217,234
Chart Industries, Inc. 7.500%, 01/01/30 (144A)	1,609,000	1,670,859
9.500%, 01/01/31 (144A)	358,000	389,854
Esab Corp. 6.250%, 04/15/29 (144A)	713,000	716,339
GrafTech Global Enterprises, Inc. 9.875%, 12/15/28 (144A) (a)	384,000	285,042

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Husky III Holding Ltd. 13.000%, 13.750% PIK, 02/15/25 (144A) (a) (c)	720,000	$721,212
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.000%, 02/15/29 (144A)	2,067,000	2,137,522
Mueller Water Products, Inc. 4.000%, 06/15/29 (144A)	186,000	168,708
OT Merger Corp. 7.875%, 10/15/29 (144A)	317,000	226,357
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.750%, 04/15/26 (144A)	2,007,000	2,004,612
TK Elevator Holdco GmbH 6.625%, 07/15/28 (EUR)	444,600	464,068
7.625%, 07/15/28 (144A)	1,513,000	1,483,392
TK Elevator Midco GmbH 4.375%, 07/15/27 (EUR)	673,000	697,945
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	2,756,000	2,662,543

		13,845,687

Media—5.2%
Altice Financing SA 5.000%, 01/15/28 (144A)	205,000	168,724
5.750%, 08/15/29 (144A)	2,461,000	1,971,855
9.625%, 07/15/27 (144A)	1,363,000	1,303,693
Cable One, Inc. 4.000%, 11/15/30 (144A) (a)	1,554,000	1,212,783
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A)	1,963,000	1,603,083
4.250%, 01/15/34 (144A)	1,411,000	1,065,099
4.500%, 08/15/30 (144A) (a)	544,000	455,898
4.750%, 03/01/30 (144A) (a)	992,000	851,772
4.750%, 02/01/32 (144A)	735,000	599,851
5.000%, 02/01/28 (144A)	506,000	471,038
5.375%, 06/01/29 (144A) (a)	716,000	655,461
6.375%, 09/01/29 (144A) (a)	1,503,000	1,425,870
7.375%, 03/01/31 (144A) (a)	3,288,000	3,224,485
CSC Holdings LLC 4.125%, 12/01/30 (144A)	814,000	582,051
4.500%, 11/15/31 (144A)	677,000	479,294
5.375%, 02/01/28 (144A)	223,000	191,807
5.500%, 04/15/27 (144A)	900,000	805,242
11.250%, 05/15/28 (144A) (a)	5,224,000	5,176,686
11.750%, 01/31/29 (144A)	2,736,000	2,740,267
Directv Financing LLC 8.875%, 02/01/30 (144A)	411,000	410,007
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875%, 08/15/27 (144A) (a)	2,198,000	2,079,388
DISH DBS Corp. 5.250%, 12/01/26 (144A)	1,462,000	1,151,191
5.750%, 12/01/28 (144A)	183,000	125,768
DISH Network Corp. 11.750%, 11/15/27 (144A)	3,658,000	3,734,566
GCI LLC 4.750%, 10/15/28 (144A)	286,000	262,235

Media—(Continued)
Gray Television, Inc. 5.875%, 07/15/26 (144A)	668,000	650,555
7.000%, 05/15/27 (144A) (a)	1,313,000	1,221,131
LCPR Senior Secured Financing DAC 6.750%, 10/15/27 (144A)	1,773,000	1,663,993
Midcontinent Communications/Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	347,391
Nexstar Media, Inc. 5.625%, 07/15/27 (144A)	219,000	210,091
Radiate Holdco LLC/Radiate Finance, Inc. 4.500%, 09/15/26 (144A)	726,000	577,281
6.500%, 09/15/28 (144A)	1,212,000	578,047
RCS & RDS SA 2.500%, 02/05/25 (EUR)	100,000	105,319
Sirius XM Radio, Inc. 3.125%, 09/01/26 (144A) (a)	122,000	114,280
5.000%, 08/01/27 (144A)	2,941,000	2,829,485
Sunrise FinCo I BV 4.875%, 07/15/31 (144A)	1,210,000	1,079,898
Tele Columbus AG 10.000%, 10.000% PIK, 03/19/29 (EUR) (c)	211,906	156,830
Telenet Finance Luxembourg Notes SARL 5.500%, 03/01/28 (144A)	800,000	751,386
Univision Communications, Inc. 6.625%, 06/01/27 (144A)	858,000	839,154
7.375%, 06/30/30 (144A) (a)	477,000	471,677
8.000%, 08/15/28 (144A) (a)	3,167,000	3,226,416
Videotron Ltd. 3.625%, 06/15/29 (144A)	237,000	214,221
Virgin Media Secured Finance PLC 4.500%, 08/15/30 (144A)	200,000	172,470
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/28 (144A)	1,272,000	1,167,036
VZ Secured Financing BV 3.500%, 01/15/32 (EUR)	100,000	94,490
Ziggo Bond Co. BV 5.125%, 02/28/30 (144A) (a)	248,000	212,388
6.000%, 01/15/27 (144A) (a)	351,000	345,936
Ziggo BV 4.875%, 01/15/30 (144A)	385,000	345,628

		50,123,217

Metal Fabricate/Hardware—0.2%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A)	565,000	548,108
6.375%, 06/15/30 (144A)	603,000	606,121
Roller Bearing Co. of America, Inc. 4.375%, 10/15/29 (144A) (a)	335,000	306,732
Vallourec SACA 8.500%, 06/30/26 (EUR)	94,000	102,300

		1,563,261

Mining—1.8%
Arsenal AIC Parent LLC 8.000%, 10/01/30 (144A) (a)	659,000	691,874
11.500%, 10/01/31 (144A)	2,261,000	2,518,220

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Constellium SE 3.750%, 04/15/29 (144A) (a)	2,147,000	$1,931,651
4.250%, 02/15/26 (EUR)	279,000	299,804
5.625%, 06/15/28 (144A)	512,000	497,748
ERO Copper Corp. 6.500%, 02/15/30 (144A)	871,000	828,794
First Quantum Minerals Ltd. 9.375%, 03/01/29 (144A)	1,713,000	1,774,522
Kaiser Aluminum Corp. 4.500%, 06/01/31 (144A)	1,881,000	1,664,176
4.625%, 03/01/28 (144A) (a)	529,000	496,380
New Gold, Inc. 7.500%, 07/15/27 (144A) (a)	1,487,000	1,490,361
Novelis Corp. 3.250%, 11/15/26 (144A)	2,440,000	2,273,543
3.875%, 08/15/31 (144A)	1,226,000	1,053,141
4.750%, 01/30/30 (144A) (a)	1,371,000	1,264,916
Novelis Sheet Ingot GmbH 3.375%, 04/15/29 (EUR)	422,000	428,004

		17,213,134

Oil & Gas—6.0%
Aethon United BR LP/Aethon United Finance Corp. 8.250%, 02/15/26 (144A) (a)	1,462,000	1,478,870
Apache Corp. 5.350%, 07/01/49	237,000	200,336
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/29 (144A) (a)	456,000	434,764
8.250%, 12/31/28 (144A)	2,127,000	2,185,033
9.000%, 11/01/27 (144A)	1,253,000	1,576,963
Baytex Energy Corp. 8.500%, 04/30/30 (144A) (a)	962,000	1,004,509
Borr IHC Ltd./Borr Finance LLC 10.000%, 11/15/28 (144A)	766,000	795,526
10.375%, 11/15/30 (144A)	536,000	557,440
Callon Petroleum Co. 7.500%, 06/15/30 (144A)	617,000	652,477
Chesapeake Energy Corp. 6.750%, 04/15/29 (144A) (a)	596,000	602,386
CITGO Petroleum Corp. 7.000%, 06/15/25 (144A)	600,000	599,252
8.375%, 01/15/29 (144A)	1,418,000	1,489,809
Civitas Resources, Inc. 8.375%, 07/01/28 (144A) (a)	1,245,000	1,310,626
8.625%, 11/01/30 (144A)	782,000	839,694
8.750%, 07/01/31 (144A)	1,819,000	1,946,439
CNX Resources Corp. 7.375%, 01/15/31 (144A) (a)	256,000	260,718
Comstock Resources, Inc. 5.875%, 01/15/30 (144A) (a)	2,757,000	2,496,762
6.750%, 03/01/29 (144A) (a)	727,000	693,298
Crescent Energy Finance LLC 7.625%, 04/01/32 (144A)	1,620,000	1,632,483
9.250%, 02/15/28 (144A) (a)	1,619,000	1,709,479
Diamond Foreign Asset Co./Diamond Finance LLC 8.500%, 10/01/30 (144A) (a)	617,000	651,187

Oil & Gas—(Continued)
EnQuest PLC 11.625%, 11/01/27 (144A)	200,000	199,973
Harbour Energy PLC 5.500%, 10/15/26 (144A)	215,000	209,890
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, 02/01/29 (144A) (a)	713,000	694,488
6.000%, 04/15/30 (144A)	60,000	58,746
6.250%, 11/01/28 (144A)	276,000	275,699
8.375%, 11/01/33 (144A)	1,844,000	1,999,256
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.000%, 08/01/26 (144A)	86,000	84,597
Matador Resources Co. 6.500%, 04/15/32 (144A)	816,000	816,990
6.875%, 04/15/28 (144A)	675,000	690,576
Murphy Oil Corp. 5.875%, 12/01/42	64,000	57,426
Nabors Industries Ltd. 7.250%, 01/15/26 (144A) (a)	203,000	201,743
7.500%, 01/15/28 (144A) (a)	565,000	529,923
Nabors Industries, Inc. 7.375%, 05/15/27 (144A)	282,000	281,481
9.125%, 01/31/30 (144A)	514,000	534,384
Noble Finance II LLC 8.000%, 04/15/30 (144A)	826,000	860,403
Northern Oil & Gas, Inc. 8.125%, 03/01/28 (144A) (a)	2,741,000	2,782,085
8.750%, 06/15/31 (144A) (a)	1,291,000	1,363,247
Patterson-UTI Energy, Inc. 7.150%, 10/01/33	265,000	284,886
PBF Holding Co. LLC/PBF Finance Corp. 7.875%, 09/15/30 (144A)	667,000	691,858
Permian Resources Operating LLC 5.875%, 07/01/29 (144A)	830,000	816,174
7.000%, 01/15/32 (144A)	905,000	938,860
8.000%, 04/15/27 (144A)	624,000	642,681
9.875%, 07/15/31 (144A)	863,000	961,641
Precision Drilling Corp. 6.875%, 01/15/29 (144A)	32,000	31,941
Rockcliff Energy II LLC 5.500%, 10/15/29 (144A)	613,000	573,658
Seadrill Finance Ltd. 8.375%, 08/01/30 (144A) (a)	635,000	666,235
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.875%, 11/01/28 (144A) (a)	1,069,000	1,105,668
SM Energy Co. 6.500%, 07/15/28	104,000	104,446
Southwestern Energy Co. 4.750%, 02/01/32 (a)	10,000	9,206
5.375%, 02/01/29	885,000	859,542
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/28	164,000	162,431
7.000%, 09/15/28 (144A)	72,000	73,566
Talos Production, Inc. 9.000%, 02/01/29 (144A)	490,000	520,364
9.375%, 02/01/31 (144A)	409,000	436,018

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Transocean Aquila Ltd. 8.000%, 09/30/28 (144A)	359,000	$368,480
Transocean Titan Financing Ltd. 8.375%, 02/01/28 (144A)	451,000	469,361
Transocean, Inc. 7.500%, 01/15/26 (144A)	2,114,000	2,100,764
8.000%, 02/01/27 (144A)	961,000	953,860
8.750%, 02/15/30 (144A)	2,701,800	2,817,102
11.500%, 01/30/27 (144A)	1,430,000	1,490,373
Valaris Ltd. 8.375%, 04/30/30 (144A)	2,146,000	2,213,670
Vantage Drilling International 9.500%, 02/15/28 (144A)	737,000	744,370
Var Energi ASA 7.862%, 5Y EUR Swap + 4.765%, 11/15/83 (EUR) (b)	100,000	115,980
Vermilion Energy, Inc. 6.875%, 05/01/30 (144A)	438,000	427,662
Vital Energy, Inc. 7.875%, 04/15/32 (144A)	1,340,000	1,361,263
9.750%, 10/15/30 (a)	933,000	1,020,280

		57,721,298

Oil & Gas Services—1.0%
Archrock Partners LP/Archrock Partners Finance Corp. 6.250%, 04/01/28 (144A) (a)	2,191,000	2,167,857
6.875%, 04/01/27 (144A)	1,045,000	1,048,172
Enerflex Ltd. 9.000%, 10/15/27 (144A) (a)	682,000	700,733
Kodiak Gas Services LLC 7.250%, 02/15/29 (144A)	1,388,000	1,413,800
Nine Energy Service, Inc. 13.000%, 02/01/28	88,000	72,409
Oceaneering International, Inc. 6.000%, 02/01/28	196,000	193,103
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 04/01/26	843,000	842,031
6.875%, 09/01/27	886,000	888,108
7.125%, 03/15/29 (144A)	1,125,000	1,139,013
Weatherford International Ltd. 8.625%, 04/30/30 (144A) (a)	1,212,000	1,265,290

		9,730,516

Packaging & Containers—2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.000%, 09/01/29 (EUR)	200,000	165,205
3.250%, 09/01/28 (144A) (a)	200,000	172,764
4.000%, 09/01/29 (144A)	3,178,000	2,561,631
6.000%, 06/15/27 (144A)	999,000	969,798
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/26 (EUR)	836,000	775,650
4.125%, 08/15/26 (144A) (a)	594,000	537,400
4.750%, 07/15/27 (GBP)	100,000	75,098
5.250%, 04/30/25 (144A) (a)	1,897,000	1,832,559
5.250%, 08/15/27 (144A) (a)	200,000	126,000

Packaging & Containers—(Continued)
Ball Corp. 3.125%, 09/15/31 (a)	394,000	334,840
Canpack SA/Canpack U.S. LLC 3.125%, 11/01/25 (144A)	249,000	239,375
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/29 (144A) (a)	1,038,000	1,037,166
8.750%, 04/15/30 (144A) (a)	1,957,000	1,922,829
Fiber Bidco SpA 11.000%, 10/25/27 (EUR)	100,000	117,068
Graphic Packaging International LLC 2.625%, 02/01/29 (EUR)	300,000	300,200
3.500%, 03/15/28 (144A)	244,000	225,269
Kleopatra Finco SARL 4.250%, 03/01/26 (EUR)	110,000	100,160
LABL, Inc. 5.875%, 11/01/28 (144A) (a)	638,000	586,707
6.750%, 07/15/26 (144A)	289,000	285,512
9.500%, 11/01/28 (144A)	1,199,000	1,212,854
Mauser Packaging Solutions Holding Co. 7.875%, 08/15/26 (144A) † (a)	7,968,000	8,117,408
9.250%, 04/15/27 (144A) †	159,000	157,734
OI European Group BV 6.250%, 05/15/28 (EUR)	100,000	112,425
6.250%, 05/15/28 (144A) (EUR)	325,000	365,381
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/31 (144A) (a)	475,000	483,788
Sealed Air Corp. 4.000%, 12/01/27 (144A) (a)	179,000	167,777
5.000%, 04/15/29 (144A)	165,000	158,379
Trident TPI Holdings, Inc. 12.750%, 12/31/28 (144A) (a)	377,000	402,236
Trivium Packaging Finance BV 8.500%, 08/15/27 (144A) (a)	200,000	197,505

		23,740,718

Pharmaceuticals—0.8%
1375209 BC Ltd. 9.000%, 01/30/28 (144A)	817,000	800,662
Bayer AG 4.500%, 5Y EUR Swap + 3.751%, 03/25/82 (EUR) (b)	200,000	201,745
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (EUR) (b)	100,000	107,141
7.000%, 5Y EUR Swap + 3.896%, 09/25/83 (EUR) (b)	100,000	108,463
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (EUR)	100,000	104,227
Jazz Securities DAC 4.375%, 01/15/29 (144A) (a)	400,000	372,615
Option Care Health, Inc. 4.375%, 10/31/29 (144A) (a)	676,000	619,796
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/28 (EUR)	100,000	100,316
4.125%, 04/30/28 (144A) (a)	848,000	790,244
5.125%, 04/30/31 (144A) (a)	400,000	355,643
Prestige Brands, Inc. 3.750%, 04/01/31 (144A) (a)	590,000	513,682
Rossini SARL 6.750%, 10/30/25 (EUR)	141,000	152,118

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands II BV 7.375%, 09/15/29 (EUR)	122,000	$145,429
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/26 (a)	1,680,000	1,570,618
4.750%, 05/09/27	400,000	387,230
7.875%, 09/15/29	810,000	869,461
8.125%, 09/15/31	750,000	822,599

		8,021,989

Pipelines—4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/29 (144A) (a)	546,000	525,066
5.750%, 03/01/27 (144A)	275,000	271,557
6.625%, 02/01/32 (144A)	777,000	780,392
Buckeye Partners LP 5.600%, 10/15/44 (a)	215,000	171,833
5.850%, 11/15/43	318,000	270,929
CNX Midstream Partners LP 4.750%, 04/15/30 (144A)	287,000	255,794
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, 06/15/31 (144A)	2,622,000	2,478,095
DT Midstream, Inc. 4.125%, 06/15/29 (144A)	871,000	800,738
4.375%, 06/15/31 (144A) (a)	1,037,000	939,132
Enbridge, Inc. 8.500%, 5Y H15 + 4.431%, 01/15/84 (b)	547,000	594,335
Energy Transfer LP 6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,210,000	1,185,972
6.625%, 02/15/28	312,000	291,377
8.000%, 5Y H15 + 4.020%, 05/15/54 (a) (b)	1,519,000	1,593,235
EnLink Midstream LLC 5.375%, 06/01/29	928,000	911,076
5.625%, 01/15/28 (144A)	712,000	705,220
6.500%, 09/01/30 (144A)	355,000	365,233
EnLink Midstream Partners LP 5.600%, 04/01/44	458,000	407,780
EQM Midstream Partners LP 4.125%, 12/01/26 (a)	103,000	99,043
4.500%, 01/15/29 (144A)	50,000	46,882
4.750%, 01/15/31 (144A) (a)	678,000	630,510
6.375%, 04/01/29 (144A)	922,000	928,772
7.500%, 06/01/30 (144A)	111,000	118,653
FTAI Infra Escrow Holdings LLC 10.500%, 06/01/27 (144A) (a)	531,000	553,260
Genesis Energy LP/Genesis Energy Finance Corp. 7.750%, 02/01/28	595,000	598,062
8.250%, 01/15/29	895,000	918,803
8.875%, 04/15/30	450,000	471,038
Harvest Midstream I LP 7.500%, 09/01/28 (144A)	131,000	132,825
Howard Midstream Energy Partners LLC 8.875%, 07/15/28 (144A) (a)	735,000	775,581
ITT Holdings LLC 6.500%, 08/01/29 (144A)	917,000	836,854

Pipelines—(Continued)
Kinetik Holdings LP 5.875%, 06/15/30 (144A)	473,000	462,654
6.625%, 12/15/28 (144A)	126,000	128,237
New Fortress Energy, Inc. 6.750%, 09/15/25 (144A)	311,000	308,880
8.750%, 03/15/29 (144A) (a)	2,178,000	2,169,697
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/29 (144A)	1,366,000	1,399,033
8.375%, 02/15/32 (144A)	2,764,000	2,833,396
Prairie Acquiror LP 9.000%, 08/01/29 (144A)	515,000	530,162
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A) (a)	136,000	127,104
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.500%, 01/15/28 (144A)	432,000	416,224
6.000%, 03/01/27 (144A)	115,000	113,208
6.000%, 12/31/30 (144A) (a)	29,000	27,548
6.000%, 09/01/31 (144A)	361,000	336,903
7.375%, 02/15/29 (144A)	1,258,000	1,265,520
Venture Global Calcasieu Pass LLC 3.875%, 08/15/29 (144A)	1,253,000	1,127,884
3.875%, 11/01/33 (144A) (a)	1,720,000	1,461,317
4.125%, 08/15/31 (144A)	18,000	16,006
Venture Global LNG, Inc. 8.125%, 06/01/28 (144A)	2,228,000	2,272,974
8.375%, 06/01/31 (144A) (a)	3,255,000	3,356,781
9.500%, 02/01/29 (144A)	5,815,000	6,267,773
9.875%, 02/01/32 (144A)	3,475,000	3,745,160
Western Midstream Operating LP 5.250%, 02/01/50	270,000	241,522

		47,266,030

Real Estate—0.4%
ADLER Group SA 21.000%, 07/31/25 (EUR)	100,000	106,806
Agps Bondco PLC 5.000%, 01/14/29 (EUR)	100,000	40,619
5.500%, 11/13/26 (EUR) (d)	200,000	82,736
6.000%, 08/05/25 (EUR) (d)	100,000	42,884
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.000%, 04/15/30 (144A) (a)	1,359,227	1,210,297
ATF Netherlands BV 7.078%, 5Y EUR Swap + 4.375%, 01/20/25 (EUR) (b)	100,000	67,746
Cushman & Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A) (a)	840,000	829,486
8.875%, 09/01/31 (144A) (a)	883,000	933,121
DEMIRE Deutsche Mittelstand Real Estate AG 1.875%, 10/15/24 (EUR) †	100,000	69,586
Heimstaden Bostad AB 2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	64,622
Heimstaden Bostad Treasury BV 1.375%, 03/03/27 (EUR)	100,000	91,571
Howard Hughes Corp. 4.125%, 02/01/29 (144A)	382,000	343,325
4.375%, 02/01/31 (144A) (a)	308,000	267,456
5.375%, 08/01/28 (144A)	7,000	6,714

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
SBB Treasury OYJ 1.125%, 11/26/29 (EUR)	100,000	$61,153
Tropicana Entertainment LLC/Tropicana Finance Corp. 9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. PLC 6.464%, 03/30/32 (GBP)	17,000	22,375

		4,240,497

Real Estate Investment Trusts—2.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.500%, 04/01/27 (144A)	441,000	402,524
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%, 12/15/27 (144A)	252,000	215,633
GLP Capital LP/GLP Financing II, Inc. 3.250%, 01/15/32	456,000	383,874
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/26 (144A) (a)	513,000	483,197
8.000%, 06/15/27 (144A)	550,000	573,485
Highwoods Realty LP 7.650%, 02/01/34	150,000	163,594
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/32 (144A)	969,000	884,959
Iron Mountain U.K. PLC 3.875%, 11/15/25 (GBP)	100,000	122,270
Iron Mountain, Inc. 5.625%, 07/15/32 (144A) (a)	214,000	202,141
7.000%, 02/15/29 (144A)	1,537,000	1,566,290
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%, 02/01/27 (144A)	384,000	359,264
4.750%, 06/15/29 (144A) (a)	178,000	161,807
MPT Operating Partnership LP/MPT Finance Corp. 2.500%, 03/24/26 (GBP)	737,000	793,606
3.500%, 03/15/31 (a)	2,139,000	1,468,680
4.625%, 08/01/29 (a)	884,000	678,443
5.000%, 10/15/27	120,000	100,500
5.250%, 08/01/26	100,000	91,543
RHP Hotel Properties LP/RHP Finance Corp. 4.500%, 02/15/29 (144A) (a)	482,000	450,068
4.750%, 10/15/27 (a)	278,000	267,661
6.500%, 04/01/32 (144A)	2,112,000	2,119,128
7.250%, 07/15/28 (144A)	619,000	637,455
RLJ Lodging Trust LP 3.750%, 07/01/26 (144A)	353,000	336,164
4.000%, 09/15/29 (144A)	268,000	236,247
SBA Communications Corp. 3.125%, 02/01/29 (a)	1,761,000	1,554,092
3.875%, 02/15/27	712,000	677,175
Service Properties Trust 8.625%, 11/15/31 (144A) (a)	3,046,000	3,248,367
Starwood Property Trust, Inc. 4.375%, 01/15/27 (144A)	101,000	95,006
7.250%, 04/01/29 (144A)	460,000	463,661
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.500%, 02/15/28 (144A)	3,962,000	4,107,518

Real Estate Investment Trusts—(Continued)
VICI Properties LP 5.625%, 05/15/52	461,000	427,224
6.125%, 04/01/54	295,000	290,967
VICI Properties LP/VICI Note Co., Inc. 4.125%, 08/15/30 (144A) (a)	391,000	355,539
4.625%, 12/01/29 (144A) (a)	397,000	375,453

		24,293,535

Retail—2.6%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/28 (144A) (a)	412,000	387,204
4.000%, 10/15/30 (144A)	288,000	256,608
4.375%, 01/15/28 (144A) (a)	455,000	430,399
Arko Corp. 5.125%, 11/15/29 (144A) (a)	222,000	183,743
Asbury Automotive Group, Inc. 4.500%, 03/01/28 (a)	282,000	268,488
4.750%, 03/01/30 (a)	57,000	52,495
5.000%, 02/15/32 (144A)	365,000	330,705
Beacon Roofing Supply, Inc. 4.125%, 05/15/29 (144A)	247,000	224,031
6.500%, 08/01/30 (144A)	590,000	598,692
Carvana Co. 12.000%, 12.000% PIK, 12/01/28 (144A) (c)	375,000	366,653
13.000%, 13.000% PIK, 06/01/30 (144A) (c)	379,000	369,610
14.000%, 14.000% PIK, 06/01/31 (144A) (c)	572,000	574,933
eG Global Finance PLC 12.000%, 11/30/28 (144A) (a)	1,206,000	1,281,902
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/29 (144A) (a)	863,000	791,350
6.750%, 01/15/30 (144A) (a)	364,000	326,840
Foundation Building Materials, Inc. 6.000%, 03/01/29 (144A)	201,000	184,836
GYP Holdings III Corp. 4.625%, 05/01/29 (144A)	582,000	541,073
Ken Garff Automotive LLC 4.875%, 09/15/28 (144A)	286,000	264,519
LCM Investments Holdings II LLC 4.875%, 05/01/29 (144A) (a)	1,081,000	993,583
8.250%, 08/01/31 (144A)	1,001,000	1,047,203
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/26 (144A)	309,000	302,594
PetSmart, Inc./PetSmart Finance Corp. 4.750%, 02/15/28 (144A)	250,000	234,061
7.750%, 02/15/29 (144A)	2,205,000	2,146,661
Raising Cane’s Restaurants LLC 9.375%, 05/01/29 (144A) (a)	384,000	415,004
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/26 (144A)	235,000	233,425
SRS Distribution, Inc. 4.625%, 07/01/28 (144A) (a)	1,846,000	1,859,496
6.000%, 12/01/29 (144A)	2,174,000	2,220,756
6.125%, 07/01/29 (144A) (a)	1,562,000	1,592,851
Stonegate Pub Co. Financing 2019 PLC 9.651%, 3M EURIBOR + 5.750%, 07/31/25 (EUR) (b)	100,000	104,286

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A)	238,000	$216,981
Walgreens Boots Alliance, Inc. 3.200%, 04/15/30	81,000	70,400
4.100%, 04/15/50 (a)	388,000	284,511
4.800%, 11/18/44 (a)	260,000	218,704
White Cap Buyer LLC 6.875%, 10/15/28 (144A)	4,314,000	4,231,379
White Cap Parent LLC 8.250%, 9.000% PIK, 03/15/26 (144A) (c)	930,000	929,096

		24,535,072

Semiconductors—0.4%
ams-OSRAM AG 10.500%, 03/30/29 (EUR)	131,000	139,775
Entegris, Inc. 4.750%, 04/15/29 (144A)	3,236,000	3,101,240
Synaptics, Inc. 4.000%, 06/15/29 (144A) (a)	437,000	393,297

		3,634,312

Software—5.2%
AthenaHealth Group, Inc. 6.500%, 02/15/30 (144A) (a)	7,258,000	6,638,303
Boxer Parent Co., Inc. 6.500%, 10/02/25 (EUR)	200,000	215,528
9.125%, 03/01/26 (144A)	1,989,000	1,988,262
Camelot Finance SA 4.500%, 11/01/26 (144A)	609,000	585,953
Capstone Borrower, Inc. 8.000%, 06/15/30 (144A)	869,000	901,715
Cedacri Mergeco SpA 9.401%, 3M EURIBOR + 5.500%, 05/15/28 (EUR) (b)	100,000	108,020
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000%, 06/15/29 (144A) (a)	1,257,000	1,303,051
Central Parent, Inc./CDK Global, Inc. 7.250%, 06/15/29 (144A) (a)	1,189,000	1,213,739
Clarivate Science Holdings Corp. 3.875%, 07/01/28 (144A) (a)	3,602,000	3,332,543
4.875%, 07/01/29 (144A) (a)	2,229,000	2,062,117
Cloud Software Group, Inc. 6.500%, 03/31/29 (144A)	9,691,000	9,196,386
9.000%, 09/30/29 (144A) (a)	4,395,000	4,215,320
Dun & Bradstreet Corp. 5.000%, 12/15/29 (144A) (a)	1,923,000	1,775,048
Elastic NV 4.125%, 07/15/29 (144A) (a)	1,009,000	908,004
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	725,000	677,190
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.625%, 05/01/28 (144A)	250,000	224,319
MicroStrategy, Inc. 6.125%, 06/15/28 (144A)	1,628,000	1,570,579
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	215,000	186,128

Software—(Continued)
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A) (a)	1,622,000	1,585,923
Twilio, Inc. 3.625%, 03/15/29	396,000	356,172
3.875%, 03/15/31 (a)	743,000	648,631
UKG, Inc. 6.875%, 02/01/31 (144A)	7,284,000	7,420,408
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.500%, 09/01/25 (144A)	576,000	528,113
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%, 02/01/29 (144A) (a)	2,500,000	2,250,435

		49,891,887

Telecommunications—4.7%
Altice France Holding SA 8.000%, 05/15/27 (EUR)	100,000	34,743
Altice France SA 4.000%, 07/15/29 (EUR)	100,000	75,250
5.125%, 01/15/29 (144A)	200,000	136,961
5.125%, 07/15/29 (144A)	2,672,000	1,806,362
5.500%, 10/15/29 (144A)	1,520,000	1,031,674
5.875%, 02/01/27 (EUR)	100,000	83,341
8.125%, 02/01/27 (144A)	1,876,000	1,466,391
11.500%, 02/01/27 (EUR)	100,000	92,188
British Telecommunications PLC 8.375%, 5Y UKG + 3.820%, 12/20/83 (GBP) (b)	100,000	134,560
CommScope Technologies LLC 6.000%, 06/15/25 (144A) (a)	1,052,000	914,924
CommScope, Inc. 4.750%, 09/01/29 (144A) (a)	708,000	509,760
6.000%, 03/01/26 (144A) (a)	346,000	316,590
Connect Finco SARL/Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	2,954,000	2,895,733
Eutelsat SA 1.500%, 10/13/28 (EUR)	100,000	80,310
Frontier Communications Holdings LLC 5.000%, 05/01/28 (144A)	1,753,000	1,627,157
5.875%, 10/15/27 (144A)	734,000	710,612
8.625%, 03/15/31 (144A)	872,000	890,599
8.750%, 05/15/30 (144A)	3,830,000	3,918,943
Global Switch Finance BV 1.375%, 10/07/30 (EUR)	100,000	99,474
Hughes Satellite Systems Corp. 5.250%, 08/01/26	317,000	263,827
Iliad Holding SASU 6.500%, 10/15/26 (144A)	2,759,000	2,733,158
7.000%, 10/15/28 (144A) (a)	742,000	734,367
Level 3 Financing, Inc. 3.875%, 10/15/30 (144A)	252,000	148,680
4.875%, 06/15/29 (144A)	2,780,000	1,855,650
10.500%, 04/15/29 (144A)	2,078,000	2,119,560
10.500%, 05/15/30 (144A)	2,837,000	2,900,832
11.000%, 11/15/29 (144A)	1,517,019	1,577,700
Liberty Costa Rica Senior Secured Finance 10.875%, 01/15/31 (144A)	301,000	316,553

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Lorca Telecom Bondco SA 4.000%, 09/18/27 (EUR)	200,000	$209,013
Lumen Technologies, Inc. 4.000%, 02/15/27 (144A)	1,203,000	745,499
Sable International Finance Ltd. 5.750%, 09/07/27 (144A) (a)	273,000	263,445
SoftBank Group Corp. 2.125%, 07/06/24 (EUR)	100,000	106,806
3.875%, 07/06/32 (EUR)	200,000	193,114
4.500%, 04/20/25 (EUR)	200,000	215,472
Telecom Italia Capital SA 6.000%, 09/30/34 (a)	1,491,000	1,363,749
6.375%, 11/15/33	321,000	303,687
7.200%, 07/18/36 (a)	507,000	494,880
7.721%, 06/04/38	203,000	203,345
Telecom Italia SpA 1.625%, 01/18/29 (EUR)	152,000	140,858
6.875%, 02/15/28 (EUR)	100,000	113,966
Telefonica Europe BV 5.752%, 8Y EUR Swap + 3.121%, 01/15/32 (EUR) (b)	100,000	109,136
6.135%, 7Y EUR Swap + 3.347%, 02/03/30 (EUR) (b)	200,000	223,613
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (EUR) (b)	100,000	116,785
7.125%, 6Y EUR Swap + 4.322%, 08/23/28 (EUR) (b)	100,000	117,418
Viasat, Inc. 5.625%, 09/15/25 (144A)	776,000	756,451
5.625%, 04/15/27 (144A) (a)	414,000	392,037
7.500%, 05/30/31 (144A)	144,000	104,341
Viavi Solutions, Inc. 3.750%, 10/01/29 (144A)	332,000	284,853
Vmed O2 U.K. Financing I PLC 4.000%, 01/31/29 (GBP)	100,000	110,438
4.250%, 01/31/31 (144A)	213,000	180,363
4.500%, 07/15/31 (GBP)	134,000	143,759
4.750%, 07/15/31 (144A) (a)	673,000	580,048
7.750%, 04/15/32 (144A)	515,000	516,491
Vodafone Group PLC 2.625%, 5Y EUR Swap + 3.002%, 08/27/80 (EUR) (b)	100,000	103,435
3.000%, 5Y EUR Swap + 3.477%, 08/27/80 (EUR) (b)	100,000	97,398
6.500%, 5Y EUR Swap + 3.489%, 08/30/84 (EUR) (b)	125,000	145,025
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.750%, 08/15/28 (144A)	327,000	302,662
Zayo Group Holdings, Inc. 4.000%, 03/01/27 (144A) (a)	7,683,000	6,324,208
6.125%, 03/01/28 (144A)	1,540,000	1,077,644

		45,515,838

Toys/Games/Hobbies—0.0%
Mattel, Inc. 6.200%, 10/01/40 (a)	378,000	377,515

Transportation—0.2%
GN Bondco LLC 9.500%, 10/15/31 (144A) (a)	895,000	893,400
Mobico Group PLC 4.250%, 5Y UKG + 4.135%, 11/26/25 (GBP) (b)	106,000	122,312

Transportation—(Continued)
Poste Italiane SpA 2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	140,790
Rand Parent LLC 8.500%, 02/15/30 (144A)	74,000	73,279
RXO, Inc. 7.500%, 11/15/27 (144A)	177,000	181,646
SGL Group ApS 8.642%, 3M EURIBOR + 4.750%, 04/22/30 (EUR) (b)	100,000	106,806

		1,518,233

Trucking & Leasing—0.5%
Fortress Transportation & Infrastructure Investors LLC 5.500%, 05/01/28 (144A) (a)	2,600,000	2,519,190
7.875%, 12/01/30 (144A)	1,924,000	2,020,415

		4,539,605

Total Corporate Bonds & Notes (Cost $856,008,394)		854,743,463

Floating Rate Loans (h)—8.6%

Advertising—0.4%
Clear Channel Outdoor Holdings, Inc.
2024 CCIBV Fixed Term Loan, 08/12/27 (i)	2,737,000	2,730,157
Term Loan B, 8.330%, 3M TSFR + 3.000%, 08/23/28	1,508,405	1,510,291

		4,240,448

Aerospace/Defense—0.1%
Dynasty Acquisition Co., Inc.
2023 Term Loan B1, 08/24/28 (i)	327,989	328,473
Kaman Corp.
2024 Term Loan, 03/27/31 (i)	352,000	352,660

		681,133

Airlines—0.1%
American Airlines, Inc.
2021 Term Loan, 10.329%, 3M TSFR + 4.750%, 04/20/28	889,123	924,896

Auto Parts & Equipment—0.0%
Tenneco, Inc.
2022 Term Loan B, 10.419% - 10.448%, 3M TSFR + 5.000%, 11/17/28 (j)	360,800	340,453

Beverages—0.0%
Naked Juice LLC
2nd Lien Term Loan, 11.448%, 3M TSFR + 6.000%, 01/24/30	83,000	67,818
Term Loan, 8.659%, 3M TSFR + 3.250%, 01/24/29	68,477	64,095

		131,913

Building Materials—0.0%
Chamberlain Group, Inc.
2024 Incremental Term Loan B, 9.080%, 1M TSFR + 3.750%, 11/03/28	412,000	413,352

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.3%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, 13.180%, 1M TSFR + 7.750%, 11/24/28	237,600	$226,759
Chemours Co.
2023 USD Term Loan B, 8.830%, 1M TSFR + 3.500%, 08/18/28	522,335	521,682
Discovery Purchaser Corp. Term Loan, 9.705%, 3M TSFR + 4.375%, 10/04/29	1,363,798	1,363,052
Lonza Group AG
USD Term Loan B, 9.334%, 3M TSFR + 3.925%, 07/03/28	375,833	354,340
Momentive Performance Materials, Inc.
2023 Term Loan, 9.830%, 1M TSFR + 4.500%, 03/29/28	571,230	563,554

		3,029,387

Commercial Services—0.9%
AVSC Holding Corp.
2018 2nd Lien Term Loan, 12.695%, 1M TSFR + 7.250%, 09/01/25	328,784	307,413
CoreLogic, Inc.
2nd Lien Term Loan, 11.945%, 1M TSFR + 6.500%, 06/04/29	524,226	496,049
Term Loan, 8.945%, 1M TSFR + 3.500%, 06/02/28	334,569	328,051
Crash Champions, LLC
2024 Term Loan B, 10.074%, 3M TSFR + 4.750%, 02/23/29	651,000	654,255
Galaxy U.S. Opco, Inc. Term Loan, 10.063%, 3M TSFR + 4.750%, 04/29/29	342,663	310,538
Groundworks LLC
2024 Delayed Draw Term Loan, 03/06/31 (i) (k)	63,726	63,819
2024 Term Loan, 03/06/31 (i)	346,243	346,748
OMNIA Partners LLC
2024 Term Loan B, 9.074%, 3M TSFR + 3.750%, 07/25/30	156,310	157,175
PECF USS Intermediate Holding III Corp. Term Loan B, 9.824%, 3M TSFR + 4.250%, 12/15/28	319,068	244,353
PG Investment Co. 59 SARL Term Loan B, 02/24/31 (i)	717,000	719,689
Sabre GLBL, Inc.
2021 Term Loan B1, 8.945%, 1M TSFR + 3.500%, 12/17/27	124,240	106,639
2021 Term Loan B2, 8.941%, 1M TSFR + 3.500%, 12/17/27	195,745	168,014
TruGreen LP
2020 2nd Lien Term Loan, 14.074%, 3M TSFR + 8.500%, 11/02/28	147,457	113,911
Verscend Holding Corp.
2021 Term Loan B, 9.445%, 1M TSFR + 4.000%, 08/27/25	2,327,994	2,330,073
Wand NewCo 3, Inc.
2024 Term Loan B, 9.080%, 1M TSFR + 3.750%, 01/30/31	2,089,000	2,096,978

		8,443,705

Computers—0.2%
McAfee LLC
2022 USD Term Loan B, 9.176%, 1M TSFR + 3.750%, 03/01/29	394,726	395,096
Peraton Corp.
2nd Lien Term Loan B1, 13.176%, 3M TSFR + 7.750%, 02/01/29	1,532,017	1,539,294

		1,934,390

Cosmetics/Personal Care—0.1%
KDC/ONE Development Corp., Inc.
2023 USD Term Loan B, 10.326%, 1M TSFR + 5.000%, 08/15/28	533,000	534,523

Distribution/Wholesale—0.0%
BCPE Empire Holdings, Inc.
2024 Term Loan, 9.330%, 1M TSFR + 4.000%, 12/11/28	329,000	329,868

Diversified Financial Services—0.1%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, 9.059%, 3M TSFR + 3.750%, 04/09/27	95,299	94,929
2021 USD 2nd Lien Term Loan, 12.321%, 3M TSFR + 6.750%, 04/07/28	558,000	559,395

		654,324

Electronics—0.0%
Roper Industrial Products Investment Co. LLC
2023 USD Term Loan, 9.348%, 3M TSFR + 4.000%, 11/22/29	142,699	143,616

Engineering & Construction—0.4%
Brand Industrial Services, Inc.
2023 Term Loan B, 10.806%, 3M TSFR + 5.500%, 08/01/30	2,416,849	2,429,436
Brown Group Holding LLC
2022 Incremental Term Loan B2, 8.315%, - 8.330%, 1M TSFR + 3.000%; 8.343%, 3M TSFR + 3.000%, 07/02/29 (j)	172,000	172,215
Chromalloy Corp.
2024 Term Loan B, 03/21/31 (i)	831,000	828,923
KKR Apple Bidco LLC
2022 Incremental Term Loan, 8.830%, 1M TSFR + 3.500%, 09/22/28	135,632	136,140

		3,566,714

Entertainment—0.1%
Motion Finco SARL
2024 USD Term Loan B, 11/12/29 (i)	484,996	484,815

Food—0.1%
Chobani LLC
2023 Incremental Term Loan, 9.075%, 1M TSFR + 3.750%, 10/25/27	633,413	636,711

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Gas—0.1%
NGL Energy Partners LP
2024 Term Loan B, 9.830%, 1M TSFR + 4.500%, 02/02/31	461,000	$462,671

Healthcare-Products—0.2%
Bausch & Lomb Corp.
2023 Incremental Term Loan, 9.330%, 1M TSFR + 4.000%, 09/29/28	565,160	566,220
Term Loan, 8.677%, 1M TSFR + 3.250%, 05/10/27	1,197,670	1,187,405

		1,753,625

Healthcare-Services—0.2%
LifePoint Health, Inc.
2023 Term Loan B, 11.087%, 3M TSFR + 5.500%, 11/16/28	314,745	315,787
Parexel International Corp.
2021 1st Lien Term Loan, 8.691%, 1M TSFR + 3.250%, 11/15/28	248,366	249,171
Quorum Health Corp.
2020 Term Loan, 13.676%, 3M TSFR + 8.250%, 04/29/25	588,405	367,753
Star Parent, Inc. Term Loan B, 9.309%, 3M TSFR + 4.000%, 09/27/30	1,046,247	1,040,820
Surgery Center Holdings, Inc.
2023 Term Loan, 8.829%, 1M TSFR + 3.500%, 12/19/30	275,683	277,251

		2,250,782

Housewares—0.2%
Solis IV BV
USD Term Loan B1, 8.824%, 3M TSFR + 3.500%, 02/26/29	591,465	585,689
Springs Windows Fashions LLC
2021 Term Loan B, 9.445%, 1M TSFR + 4.000%, 10/06/28	1,137,780	1,049,398

		1,635,087

Insurance—0.5%
Truist Insurance Holdings LLC
1st Lien Term Loan, 03/24/31 (i)	1,427,000	1,426,401
2nd Lien Term Loan, 03/08/32 (i)	3,445,000	3,470,837

		4,897,238

Internet—0.5%
CNT Holdings I Corp.
2020 Term Loan, 8.817%, 3M TSFR + 3.500%, 11/08/27	543,638	544,827
MH Sub I LLC
2021 2nd Lien Term Loan, 11.580%, 1M TSFR + 6.250%, 02/23/29	129,000	124,740
2023 Term Loan, 9.580%, 1M TSFR + 4.250%, 05/03/28	1,956,671	1,948,111
Proofpoint, Inc.
1st Lien Term Loan, 08/31/28 (i)	403,967	404,472
PUG LLC
2024 Extended Term Loan B, 10.075%, 3M TSFR + 4.750%, 03/15/30	1,713,599	1,719,310

		4,741,460

Investment Companies—0.0%
Brookfield WEC Holdings, Inc.
2024 Term Loan, 8.076%, 1M TSFR + 2.750%, 01/27/31	344,000	343,952

Leisure Time—0.0%
Peloton Interactive, Inc. Term Loan, 12.477%, 6M TSFR + 7.000%, 05/25/27	278,048	280,133

Machinery-Diversified—0.7%
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 03/25/31 (i)	612,000	613,530
SPX Flow, Inc.
2022 Term Loan, 9.926%, 1M TSFR + 4.500%, 04/05/29	1,035,358	1,040,923
Titan Acquisition Ltd.
2018 Term Loan B, 8.441%, 1M TSFR + 3.000%, 03/28/25	2,018,860	2,018,860
2024 Term Loan B, 02/01/29 (i)	704,997	707,288
TK Elevator U.S. Newco, Inc.
USD Term Loan B, 04/30/30 (i)	2,305,982	2,315,831

		6,696,432

Media—0.2%
DirecTV Financing LLC
2024 Term Loan, 10.445%, 1M TSFR + 5.000%, 08/02/29	1,501,988	1,502,257
Radiate Holdco LLC
2021 Term Loan B, 8.695%, 1M TSFR + 3.250%, 09/25/26	567,875	476,163

		1,978,420

Oil & Gas Services—0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, 8.441%, 1M TSFR + 3.000%, 06/28/24	31,220	17,171

Packaging & Containers—0.0%
Trident TPI Holdings, Inc.
2023 USD Term Loan, 9.809%, 3M TSFR + 4.500%, 09/15/28	328,398	328,968

Pharmaceuticals—0.1%
Amneal Pharmaceuticals LLC
2023 Term Loan B, 10.830%, 1M TSFR + 5.500%, 05/04/28	185,336	185,382
Gainwell Acquisition Corp. Term Loan B, 9.409%, 3M TSFR + 4.000%, 10/01/27	638,406	612,671

		798,053

Pipelines—0.3%
New Fortress Energy, Inc. Term Loan, 10.317%, 3M TSFR + 5.000%, 10/27/28	2,852,152	2,865,141

Real Estate—0.0%
Cushman & Wakefield U.S. Borrower LLC
2023 Term Loan B, 9.330%, 1M TSFR + 4.000%, 01/31/30	221,192	222,021

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Retail—0.0%
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 9.313%, 1M TSFR + 4.000%, 01/29/31	231,000	$232,227
White Cap Buyer LLC Term Loan B, 9.080%, 1M TSFR + 3.750%, 10/19/27	192,287	193,078

		425,305

Software—2.4%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 10.559%, 3M TSFR + 5.250%, 02/23/32	514,000	533,115
Ascend Learning LLC
2021 2nd Lien Term Loan, 11.180%, 1M TSFR + 5.750%, 12/10/29	345,000	341,263
2021 Term Loan, 8.927%, 1M TSFR + 3.500%, 12/11/28	414,276	412,612
Athenahealth Group, Inc.
2022 Term Loan B, 8.580%, 1M TSFR + 3.250%, 02/15/29	4,245,767	4,210,977
Banff Merger Sub, Inc.
2023 USD Term Loan, 9.580%, 1M TSFR + 4.250%, 12/29/28	874,441	880,544
Cloud Software Group, Inc.
2022 USD Term Loan B, 9.909%, 3M TSFR + 4.500%, 03/30/29	1,124,051	1,119,566
2024 Term Loan, 03/21/31 (i)	1,017,000	1,011,600
Cloudera, Inc.
2021 Second Lien Term Loan, 11.426%, 1M TSFR + 6.000%, 10/08/29	941,564	935,679
Genesys Cloud Services Holdings II LLC Term Loan B, 9.191%, 1M TSFR + 3.750%, 12/01/27	526,000	528,575
Planview Parent, Inc.
2nd Lien Term Loan, 12.698%, 3M TSFR + 7.250%, 12/18/28	370,000	357,050
Polaris Newco LLC
USD Term Loan B, 9.574%, 3M TSFR + 4.000%, 06/02/28	607,622	602,197
Project Alpha Intermediate Holding, Inc.
2023 1st Lien Term Loan B, 10.063%, 3M TSFR + 4.750%, 10/28/30	111,057	111,766
Realpage, Inc.
2nd Lien Term Loan, 11.945%, 1M TSFR + 6.500%, 04/23/29	1,610,154	1,602,505
Sophia LP
2020 2nd Lien Term Loan, 13.426%, 1M TSFR + 8.000%, 10/09/28	1,148,261	1,154,002
2024 Term Loan B, 8.926%, 1M TSFR + 3.500%, 10/09/29	346,127	348,002
Sovos Compliance LLC
2021 Term Loan, 9.945%, 1M TSFR + 4.500%, 08/11/28	465,941	462,394
UKG, Inc.
2021 2nd Lien Term Loan, 10.680%, 3M TSFR + 5.250%, 05/03/27	795,707	802,421
Verscend Holding Corp.
2024 Fixed Term Loan B, 02/21/31 (i)	7,136,500	7,163,262

		22,577,530

Telecommunications—0.3%
Altice France SA
2023 USD Term Loan B14, 10.814%, 3M TSFR + 5.500%, 08/15/28	283,197	223,017
Connect Finco SARL
2024 Extended Term Loan B, 09/13/29 (i)	483,994	476,734
Digicel International Finance Ltd
2024 Term Loan, 10.469%, 3M TSFR + 5.150%, 05/25/27	1,579,474	1,518,762
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 11.806%, 1M TSFR + 6.560%, 04/15/29	158,917	158,321
2024 Extended Term Loan B2, 11.806%, 1M TSFR + 6.560%, 04/15/30	160,083	159,483
Lumen Technologies, Inc.
2024 Term Loan A, 06/01/28 (i)	140,663	120,267
ViaSat, Inc.
2023 Term Loan, 9.934%, 1M TSFR + 4.500%, 05/30/30	606,396	589,215
Zayo Group Holdings, Inc.
USD Term Loan, 8.445%, 1M TSFR + 3.000%, 03/09/27	35,878	31,573

		3,277,372

Transportation—0.1%
Forward Air Corp. Term Loan B, 9.826%, 1M TSFR + 4.500%, 12/19/30	527,609	520,519

Total Floating Rate Loans (Cost $81,947,357)		82,562,128

Convertible Bonds—0.8%

Commercial Services—0.2%
Global Payments, Inc. 1.500%, 03/01/31	1,477,000	1,561,189
Nexi SpA
Zero Coupon, 02/24/28 (EUR)	100,000	92,505
Worldline SA
Zero Coupon, 07/30/26 (EUR)	125,300	122,258

		1,775,952

Computers—0.0%
Atos SE
Zero Coupon, 11/06/24 (EUR)	100,000	16,187

Diversified Financial Services—0.1%
JPMorgan Chase Financial Co. LLC 0.500%, 06/15/27	543,000	600,015

Electric—0.2%
FirstEnergy Corp. 4.000%, 05/01/26	1,172,000	1,164,968
PG&E Corp. 4.250%, 12/01/27	1,173,000	1,178,278

		2,343,246

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Energy-Alternate Sources—0.1%
NextEra Energy Partners LP
Zero Coupon, 11/15/25 (144A)	549,000	$487,237
2.500%, 06/15/26 (144A)	549,000	494,076

		981,313

Engineering & Construction—0.0%
Cellnex Telecom SA 0.750%, 11/20/31 (EUR)	100,000	92,171
2.125%, 08/11/30 (EUR)	200,000	220,884

		313,055

Internet—0.1%
Lyft, Inc. 0.625%, 03/01/29	437,000	510,467
Uber Technologies, Inc.
Zero Coupon, 12/15/25	185,000	207,663
0.875%, 12/01/28 (144A)	592,000	732,304

		1,450,434

Media—0.1%
Cable One, Inc.
Zero Coupon, 03/15/26	230,000	200,330
1.125%, 03/15/28	532,000	399,319

		599,649

Total Convertible Bonds (Cost $8,176,248)		8,079,851

Common Stocks—0.7%

Containers & Packaging—0.1%
Ardagh Metal Packaging SA	75,788	259,953
Crown Holdings, Inc.	8,780	695,903

		955,856

Electrical Equipment—0.1%
Sensata Technologies Holding PLC	25,318	930,183

Energy Equipment & Services—0.0%
Nine Energy Service, Inc. (a) (l)	1,095	2,453

Hotels, Restaurants & Leisure—0.1%
Aramark	16,857	548,190

Metals & Mining—0.2%
Constellium SE (l)	71,641	1,583,982

Oil, Gas & Consumable Fuels—0.0%
NGL Energy Partners LP (l)	51,437	296,277

Real Estate Management & Development—0.0%
ADLER Group SA (l)	5,211	1,009
ADLER Group SA † (g) (l)	2,353	447

		1,456

Specialized REITs—0.2%
VICI Properties, Inc.	74,780	2,227,696

Total Common Stocks (Cost $6,232,178)		6,546,093

Escrow Shares—0.0%

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (Cost $0)	2,229,000	2,229

Short-Term Investment—3.2%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $30,399,897; collateralized by U.S. Treasury Note at 5.000%, maturing 09/30/25, with a market value of $30,999,360.	30,391,455	30,391,455

Total Short-Term Investments (Cost $30,391,455)		30,391,455

Securities Lending Reinvestments (m)—11.9%

Certificates of Deposit—1.7%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (b)	1,000,000	999,999
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/07/24	3,000,000	2,982,210
Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	1,000,000	988,590
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (b)	1,000,000	1,000,154
National Westminster Bank PLC 5.880%, 05/02/24	1,000,000	1,000,490
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (b)	2,000,000	1,999,872
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (b)	1,000,000	1,001,966
SMBC Bank International PLC
Zero Coupon, 05/07/24	3,000,000	2,982,210
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (b)	1,000,000	1,000,216
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (b)	1,000,000	1,001,878

		16,916,605

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—9.6%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $11,505,223; collateralized by various Common Stock with an aggregate market value of $12,808,950.	11,500,000	$11,500,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $700,316; collateralized by various Common Stock with an aggregate market value of $780,002.	700,000	700,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $22,023,357; collateralized by various Common Stock with an aggregate market value of $24,200,013.	22,000,000	22,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $4,025,862; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $4,104,574.	4,024,092	4,024,092
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $11,005,014; collateralized by various Common Stock with an aggregate market value of $12,274,197.	11,000,000	11,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $18,008,220; collateralized by various Common Stock with an aggregate market value of $20,079,226.	18,000,000	18,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $10,004,517; collateralized by various Common Stock with an aggregate market value of $11,131,274.	10,000,000	10,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $15,006,775; collateralized by various Common Stock with an aggregate market value of $16,502,491.	15,000,000	15,000,000

		92,224,092

Mutual Funds—0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (n)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (n)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (n)	1,000,000	1,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 5.230% (n)	2,000,000	2,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $115,140,586)		115,140,697

Total Purchased Options—0.0% (o) (Cost $3,197)		844
Total Investments—114.0% (Cost $1,097,899,415)		1,097,466,760
Unfunded Loan Commitments—(0.0)% (Cost $(63,726))		(63,726)
Net Investments—114.0% (Cost $1,097,835,689)		1,097,403,034
Other assets and liabilities (net)—(14.0)%		(135,105,240)

Net Assets—100.0%		$962,297,794

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $8,679,223, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $155,618,456 and the collateral received consisted of cash in the amount of $115,074,509 and non-cash collateral with a value of $46,308,363. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

(i)	This loan will settle after March 31, 2024, at which time the interest rate will be determined.
(j)	The stated interest rates represent the range of rates at March 31, 2024 of the underlying contracts within the senior loan facility.
(k)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(n)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $763,853,194, which is 79.4% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
ADLER Group SA	04/26/23	2,353	$3	$447
DEMIRE Deutsche Mittelstand Real Estate AG, 1.875%, 10/15/24	10/02/23	100,000	88,115	69,586
Dream Finders Homes, Inc., 8.250%, 08/15/28	08/08/23	320,000	320,000	334,048
Mauser Packaging Solutions Holding Co., 7.875%, 08/15/26	01/31/23-12/12/23	7,968,000	7,973,076	8,117,408
Mauser Packaging Solutions Holding Co., 9.250%, 04/15/27	03/30/23-04/27/23	159,000	150,550	157,734

				$8,679,223

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
EUR	73,000	DBAG	06/20/24	USD	79,458	$454
EUR	6,798,166	TDB	06/20/24	USD	7,427,750	70,395
EUR	4,532,105	TDB	06/20/24	USD	4,951,827	46,930
EUR	11,083,729	UBSA	06/20/24	USD	12,120,612	125,180
GBP	100,000	BNY	06/20/24	USD	127,367	1,100
GBP	2,782,000	HSBC	06/20/24	USD	3,543,934	31,183
GBP	125,000	TDB	06/20/24	USD	157,981	147
GBP	7,000	TDB	06/20/24	USD	8,970	131

Net Unrealized Appreciation						$275,520

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	06/28/24	122	USD	13,055,906	$38,706

Futures Contracts—Short
U.S. Treasury Ultra Long Bond Futures	06/18/24	(1)	USD	(129,000)	1,280

Net Unrealized Appreciation					$39,986

Purchased Options

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 10 Year Futures	USD	109.000	04/26/24	6	USD	6,000	$3,197	$844	$(2,353)

Written Options

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 10 Year Futures	USD	106.500	04/26/24	(6)	USD	(6,000)	$(647)	$(94)	$553

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.42.V1	5.000%	Quarterly	06/20/29	3.282%	USD	9,000,000	$620,739	$620,739	$—

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	6.785%	EUR	1,762	$(94)	$(292)	$198
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	6.785%	EUR	4,952	(264)	(821)	557
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	CBNA	6.785%	EUR	1,437	(77)	(246)	169
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	JPMC	6.785%	EUR	1,849	(99)	(313)	214
CMA CGM SA 5.250%, due 01/15/25	5.000%	Quarterly	06/20/27	MSIP	1.440%	EUR	77,000	8,930	12,648	(3,718)
Forvia SE 3.125%, due 06/15/26	5.000%	Quarterly	06/20/29	BBP	2.225%	EUR	55,000	7,597	7,581	16
Intrum AB 3.125%, due 07/15/24	5.000%	Quarterly	12/20/26	MSIP	28.359%	EUR	100,000	(37,640)	13,975	(51,615)
Rolls Royce PLC 2.125%, due 06/18/21	1.000%	Quarterly	06/20/25	CBNA	0.266%	EUR	10,755	103	(479)	582
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	12/20/25	JPMC	1.374%	EUR	30,000	1,963	1,639	324

Totals								$(19,581)	$33,692	$(53,273)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index..
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNY)—	Bank of New York Mellon
(CBNA)—	Citibank NA
(DBAG)—	Deutsche Bank AG
(HSBC)—	HSBC Bank PLC
(JPMC)—	JPMorgan Chase Bank NA
(MSIP)—	Morgan Stanley & Co. International PLC
(TDB)—	Toronto Dominion Bank

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$12,645,546	$—	$12,645,546
Aerospace/Defense	—	36,058,895	—	36,058,895
Agriculture	—	641,270	—	641,270
Airlines	—	5,915,846	—	5,915,846
Apparel	—	1,817,214	—	1,817,214
Auto Manufacturers	—	3,760,602	—	3,760,602
Auto Parts & Equipment	—	9,841,909	—	9,841,909
Banks	—	23,620,334	—	23,620,334
Biotechnology	—	120,840	—	120,840
Building Materials	—	17,620,198	—	17,620,198
Chemicals	—	19,984,515	—	19,984,515
Commercial Services	—	49,260,269	—	49,260,269
Computers	—	7,122,607	—	7,122,607
Cosmetics/Personal Care	—	649,848	—	649,848
Distribution/Wholesale	—	1,954,311	—	1,954,311
Diversified Financial Services	—	25,753,208	—	25,753,208
Electric	—	13,534,010	—	13,534,010
Electrical Components & Equipment	—	1,327,354	—	1,327,354
Electronics	—	3,715,278	—	3,715,278
Engineering & Construction	—	6,748,318	—	6,748,318
Entertainment	—	29,140,703	—	29,140,703
Environmental Control	—	11,789,605	—	11,789,605
Food	—	14,236,864	—	14,236,864
Food Service	—	1,279,681	—	1,279,681

BHFTI-80

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forest Products & Paper	$—	$101,142	$—	$101,142
Gas	—	956,006	—	956,006
Hand/Machine Tools	—	101,876	—	101,876
Healthcare-Products	—	13,132,033	—	13,132,033
Healthcare-Services	—	25,684,149	—	25,684,149
Holding Companies-Diversified	—	316,942	—	316,942
Home Builders	—	4,604,384	—	4,604,384
Home Furnishings	—	406,577	—	406,577
Household Products/Wares	—	1,150,707	—	1,150,707
Housewares	—	1,108,377	—	1,108,377
Insurance	—	58,666,733	—	58,666,733
Internet	—	8,379,972	—	8,379,972
Investment Companies	—	9,594,029	—	9,594,029
Iron/Steel	—	5,824,641	—	5,824,641
Leisure Time	—	24,492,409	—	24,492,409
Lodging	—	11,138,989	—	11,138,989
Machinery-Construction & Mining	—	2,772,928	—	2,772,928
Machinery-Diversified	—	13,845,687	—	13,845,687
Media	—	50,123,217	—	50,123,217
Metal Fabricate/Hardware	—	1,563,261	—	1,563,261
Mining	—	17,213,134	—	17,213,134
Oil & Gas	—	57,721,298	—	57,721,298
Oil & Gas Services	—	9,730,516	—	9,730,516
Packaging & Containers	—	23,740,718	—	23,740,718
Pharmaceuticals	—	8,021,989	—	8,021,989
Pipelines	—	47,266,030	—	47,266,030
Real Estate	—	4,240,497	0	4,240,497
Real Estate Investment Trusts	—	24,293,535	—	24,293,535
Retail	—	24,535,072	—	24,535,072
Semiconductors	—	3,634,312	—	3,634,312
Software	—	49,891,887	—	49,891,887
Telecommunications	—	45,515,838	—	45,515,838
Toys/Games/Hobbies	—	377,515	—	377,515
Transportation	—	1,518,233	—	1,518,233
Trucking & Leasing	—	4,539,605	—	4,539,605
Total Corporate Bonds & Notes	—	854,743,463	0	854,743,463
Total Floating Rate Loans (Less Unfunded Loan Commitments of $63,726)*	—	82,498,402	—	82,498,402
Total Convertible Bonds*	—	8,079,851	—	8,079,851
Common Stocks
Containers & Packaging	955,856	—	—	955,856
Electrical Equipment	930,183	—	—	930,183
Energy Equipment & Services	2,453	—	—	2,453
Hotels, Restaurants & Leisure	548,190	—	—	548,190
Metals & Mining	1,583,982	—	—	1,583,982
Oil, Gas & Consumable Fuels	296,277	—	—	296,277
Real Estate Management & Development	—	1,456	—	1,456
Specialized REITs	2,227,696	—	—	2,227,696
Total Common Stocks	6,544,637	1,456	—	6,546,093
Total Escrow Shares*	—	2,229	—	2,229
Total Short-Term Investment*	—	30,391,455	—	30,391,455
Securities Lending Reinvestments
Certificates of Deposit	—	16,916,605	—	16,916,605
Repurchase Agreements	—	92,224,092	—	92,224,092
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	109,140,697	—	115,140,697
Total Purchased Options at Value	844	—	—	844
Total Net Investments	$12,545,481	$1,084,857,553	$0	$1,097,403,034

Collateral for Securities Loaned (Liability)	$—	$(115,074,509)	$—	$(115,074,509)

BHFTI-81

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$275,520	$—	$275,520
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$39,986	$—	$—	$39,986
Total Written Options at Value	$(94)	$—	$—	$(94)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$—	$—	$—
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$18,593	$—	$18,593
OTC Swap Contracts at Value (Liabilities)	—	(38,174)	—	(38,174)
Total OTC Swap Contracts	$—	$(19,581)	$—	$(19,581)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-82

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,466,691	$17,981,633
Baillie Gifford International Stock Portfolio (Class A) (b)	7,266,264	78,693,639
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,601,944	66,080,192
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,595,646	53,898,729
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	5,188,831	46,440,040
Brighthouse/Artisan International Portfolio (Class A) (a)	6,659,245	75,316,066
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	38,715	8,905,573
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,432,383	87,528,138
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	2,909,397	87,892,877
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,346,101	66,843,037
CBRE Global Real Estate Portfolio (Class A) (a)	4,832,259	50,642,075
Frontier Mid Cap Growth Portfolio (Class A) (b) (c)	641,519	17,891,972
Harris Oakmark International Portfolio (Class A) (a)	7,063,038	92,808,322
Invesco Comstock Portfolio (Class A) (a)	7,414,472	103,061,162
Invesco Global Equity Portfolio (Class A) (a)	1,659,945	44,204,329
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	3,566,491	32,276,744
Jennison Growth Portfolio (Class A) (b) (c)	5,936,676	96,708,457
JPMorgan Small Cap Value Portfolio (Class A) (a)	3,076,541	36,672,370
Loomis Sayles Growth Portfolio (Class A) (a)	6,321,929	110,254,438
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	4,314,625	48,884,696
MFS Research International Portfolio (Class A) (a)	4,796,762	60,966,840
MFS Value Portfolio (Class A) (b)	7,400,109	112,111,657
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	1,460,314	8,864,105
Neuberger Berman Genesis Portfolio (Class A) (b)	1,051,483	20,524,948
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,870,669	39,442,117
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	4,337,533	101,324,773
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,604,447	103,231,366
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,297,356	13,388,709
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,442,537	31,331,908
VanEck Global Natural Resources Portfolio (Class A) (b)	2,909,883	35,558,772
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	636,645	13,503,231

Total Mutual Funds (Cost $1,665,850,492)		1,763,232,915

Total Investments—100.0% (Cost $1,665,850,492)		1,763,232,915
Other assets and liabilities (net)—0.0%		(579,769)

Net Assets—100.0%		$1,762,653,146

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
Allspring Mid Cap Value Portfolio (Class A)	$16,933,857	$—	$(487,096)	$(33,118)	$1,567,990	$17,981,633
Baillie Gifford International Stock Portfolio (Class A)	76,679,658	—	(612,586)	67,623	2,558,944	78,693,639
BlackRock Capital Appreciation Portfolio (Class A)	63,589,566	—	(5,974,788)	(99,406)	8,564,820	66,080,192
Brighthouse Small Cap Value Portfolio (Class A)	51,002,466	124,282	(638,639)	(39,156)	3,449,776	53,898,729
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	45,618,822	196,778	(1,782)	(371)	626,593	46,440,040
Brighthouse/Artisan International Portfolio (Class A)	71,544,494	—	(3,216,563)	280,840	6,707,295	75,316,066
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,523,040	4,299	(112,819)	(15,599)	506,652	8,905,573
Brighthouse/Dimensional International Small Company Portfolio (Class A)	85,138,599	152,258	(374,199)	(173,301)	2,784,781	87,528,138
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	83,512,369	—	(548,775)	20,301	4,908,982	87,892,877
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	63,573,783	—	(3,691,411)	109,804	6,850,861	66,843,037
CBRE Global Real Estate Portfolio (Class A)	51,060,076	268,405	(407,267)	(45,740)	(233,399)	50,642,075
Frontier Mid Cap Growth Portfolio (Class A)	17,018,653	—	(959,900)	(363,758)	2,196,977	17,891,972
Harris Oakmark International Portfolio (Class A)	92,231,320	449,482	(28,636)	(4,960)	161,116	92,808,322
Invesco Comstock Portfolio (Class A)	97,184,785	—	(2,822,549)	51,637	8,647,289	103,061,162
Invesco Global Equity Portfolio (Class A)	42,698,147	—	(3,117,380)	389,134	4,234,428	44,204,329
Invesco Small Cap Growth Portfolio (Class A)	30,204,658	—	(1,021,269)	(588,839)	3,682,194	32,276,744
Jennison Growth Portfolio (Class A)	93,254,306	—	(8,824,396)	(450,923)	12,729,470	96,708,457
JPMorgan Small Cap Value Portfolio (Class A)	34,850,715	74,023	(197,773)	(86,367)	2,031,772	36,672,370
Loomis Sayles Growth Portfolio (Class A)	106,436,767	—	(8,931,773)	1,718,670	11,030,774	110,254,438
Loomis Sayles Small Cap Growth Portfolio (Class A)	46,280,917	44,374	(527,304)	(151,346)	3,238,055	48,884,696
MFS Research International Portfolio (Class A)	57,899,569	177,123	(38,134)	8,790	2,919,492	60,966,840
MFS Value Portfolio (Class A)	105,077,799	—	(2,155,309)	(158,129)	9,347,296	112,111,657
Morgan Stanley Discovery Portfolio (Class A)	8,489,072	82,819	(235,713)	(750,054)	1,277,981	8,864,105
Neuberger Berman Genesis Portfolio (Class A)	19,463,993	27,076	(73,582)	18,746	1,088,715	20,524,948
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	37,851,043	—	(34,693)	(729)	1,626,496	39,442,117
T. Rowe Price Large Cap Growth Portfolio (Class A)	96,620,980	—	(7,356,824)	(162,800)	12,223,417	101,324,773
T. Rowe Price Large Cap Value Portfolio (Class A)	97,738,538	59,297	(2,909,485)	(315,930)	8,658,946	103,231,366
T. Rowe Price Mid Cap Growth Portfolio (Class A)	12,785,815	—	(462,049)	(69,486)	1,134,429	13,388,709
T. Rowe Price Small Cap Growth Portfolio (Class A)	29,791,287	—	(1,144,387)	1,191	2,683,817	31,331,908
VanEck Global Natural Resources Portfolio (Class A)	32,398,218	2,161,903	(103,538)	22,775	1,079,414	35,558,772
Victory Sycamore Mid Cap Value Portfolio (Class A)	12,598,798	700	(250,017)	23,509	1,130,241	13,503,231

	$1,688,052,110	$3,822,819	$(57,260,636)	$(796,992)	$129,415,614	$1,763,232,915

BHFTI-83

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,763,232,915	$—	$—	$1,763,232,915
Total Investments	$1,763,232,915	$—	$—	$1,763,232,915

BHFTI-84

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—69.7% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.7%
AB International Bond Portfolio (Class A) (a)	11,880,938	$96,116,789
Allspring Mid Cap Value Portfolio (Class A) (a)	9,539,178	116,950,325
Baillie Gifford International Stock Portfolio (Class A) (b)	19,884,769	215,352,049
BlackRock Bond Income Portfolio (Class A) (b)	5,995,417	550,798,979
BlackRock Capital Appreciation Portfolio (Class A) (b)	411,885	16,990,267
BlackRock High Yield Portfolio (Class A) (a)	10,201,858	76,615,956
Brighthouse Small Cap Value Portfolio (Class A) (a)	6,405,389	96,016,779
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	8,523,139	76,282,090
Brighthouse/Artisan International Portfolio (Class A) (a)	13,806,413	156,150,534
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	506,403	116,487,926
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	10,413,936	108,096,654
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	11,080,804	112,137,741
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	20,919,395	185,136,642
Brighthouse/Templeton International Bond Portfolio (Class A) (c)	12,703,887	95,787,310
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	991,513	29,953,593
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	2,251,499	34,628,059
CBRE Global Real Estate Portfolio (Class A) (a)	6,548,605	68,629,379
Frontier Mid Cap Growth Portfolio (Class A) (b) (c)	3,621,417	101,001,314
Harris Oakmark International Portfolio (Class A) (a)	22,616,722	297,183,724
Invesco Comstock Portfolio (Class A) (a)	616,450	8,568,662
Invesco Global Equity Portfolio (Class A) (a)	2,925,482	77,905,585
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	7,520,360	68,059,254
Jennison Growth Portfolio (Class A) (b) (c)	1,500,730	24,446,891
JPMorgan Core Bond Portfolio (Class A) (a)	35,680,108	322,904,977
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,761,256	68,674,173
Loomis Sayles Growth Portfolio (Class A) (a)	1,097,773	19,145,166
MFS Research International Portfolio (Class A) (a)	15,646,583	198,868,068
MFS Value Portfolio (Class A) (b)	1,645,085	24,923,045
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	6,282,263	38,133,334
Neuberger Berman Genesis Portfolio (Class A) (b)	2,802,319	54,701,272
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	15,749,599	150,093,674
PIMCO Total Return Portfolio (Class A) (a)	42,034,354	416,560,452
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	6,770,775	68,994,192
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	681,352	19,513,913
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,648,944	58,297,104
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	4,385,674	95,256,841
TCW Core Fixed Income Portfolio (Class A) (a)	50,275,201	442,924,518
VanEck Global Natural Resources Portfolio (Class A) (b)	8,962,130	109,517,231
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	22,747,490	251,814,718
Western Asset Management U.S. Government Portfolio (Class A) (b)	25,031,917	263,085,448

Total Mutual Funds (Cost $5,534,828,894)		5,332,704,628

U.S. Treasury & Government Agencies—28.3%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—2.6%
Federal Home Loan Mortgage Corp. 4.000%, 05/01/48	4,533	$4,252
4.000%, 03/01/50	81,184	76,338
4.000%, 05/01/50	25,941	24,155
5.000%, 08/01/53	28,828,752	28,124,837
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.176%, 11/25/28	2,514,074	2,442,772
Federal National Mortgage Association 2.920%, 03/01/35	2,950,000	2,488,018
3.000%, 12/01/51	28,890,406	24,891,968
3.180%, 07/01/35	2,437,971	2,166,659
4.000%, 08/01/47	21,254	20,100
4.000%, 06/01/48	91,294	86,128
4.000%, 11/01/48	5,238	4,939
4.000%, 03/01/49	922,896	869,002
4.000%, 08/01/49	116,424	108,835
4.000%, 03/01/50	19,471,976	18,210,518
4.000%, 07/01/50	3,936,220	3,688,447
Government National Mortgage Association, TBA 4.000%, TBA (d)	110,000,000	102,925,804
Uniform Mortgage-Backed Security, TBA 4.000%, TBA (d)	16,000,000	14,816,026

		200,948,798

Federal Agencies—0.3%
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 04/15/30	19,500,000	14,760,168
Tennessee Valley Authority 2.875%, 02/01/27	1,700,000	1,627,005
4.250%, 09/15/65	10,000,000	8,718,083

		25,105,256

U.S. Treasury—25.4%
U.S. Treasury Bonds 1.375%, 08/15/50	358,500,000	189,318,809
1.625%, 11/15/50	144,200,000	81,444,836
1.875%, 02/15/51	173,000,000	104,218,985
2.000%, 08/15/51	57,600,000	35,687,250
2.750%, 11/15/42	102,400,000	80,148,000
2.875%, 05/15/43	126,000,000	100,115,859
2.875%, 11/15/46	114,100,000	87,923,856
2.875%, 05/15/52	56,900,000	43,052,851
3.000%, 11/15/44	80,000,000	64,062,500
3.125%, 02/15/43	89,700,000	74,310,844
3.375%, 05/15/44	99,895,000	85,242,432
3.625%, 02/15/53	50,000,000	43,906,250
3.625%, 05/15/53	37,700,000	33,122,984
4.750%, 11/15/53	20,000,000	21,350,000
U.S. Treasury Notes 0.375%, 09/30/27 (e)	125,000,000	109,018,555
0.500%, 02/28/26 (e)	21,100,000	19,501,840
0.750%, 05/31/26 (f)	300,000,000	276,386,718
1.375%, 10/31/28	37,900,000	33,384,571
2.750%, 07/31/27	29,400,000	27,920,813

BHFTI-85

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.500%, 01/31/28 (e)	75,000,000	$72,805,664
3.500%, 04/30/30	100,000,000	96,093,750
3.750%, 05/31/30	138,000,000	134,382,890
4.125%, 10/31/27 (e)	34,900,000	34,623,254
4.125%, 08/31/30	50,000,000	49,679,688
5.000%, 09/30/25 (e)	44,600,000	44,709,758

		1,942,412,957

Total U.S. Treasury & Government Agencies (Cost $2,647,412,503)		2,168,467,011

Corporate Bonds & Notes—2.1%

Banks—2.0%
Bank of America Corp. 3.419%, 3M TSFR + 1.302%, 12/20/28 (g)	20,000,000	18,762,810
Citigroup, Inc. 3.887%, 3M TSFR + 1.825%, 01/10/28 (g)	20,000,000	19,285,406
Cooperatieve Rabobank UA 4.375%, 08/04/25	5,000,000	4,913,056
Goldman Sachs Group, Inc. 3.691%, 3M TSFR + 1.772%, 06/05/28 (g)	10,000,000	9,568,096
6.561%, SOFR + 1.950%, 10/24/34 (g) (h)	17,700,000	19,310,622
HSBC Holdings PLC 5.250%, 03/14/44	3,000,000	2,839,772
6.254%, SOFR + 2.390%, 03/09/34 (g) (h)	19,000,000	20,023,443
JPMorgan Chase & Co. 3.540%, 3M TSFR + 1.642%, 05/01/28 (g)	10,000,000	9,553,129
5.350%, SOFR + 1.845%, 06/01/34 (g)	10,600,000	10,640,894
Mitsubishi UFJ Financial Group, Inc. 2.852%, 1Y H15 + 1.100%, 01/19/33 (g)	5,100,000	4,330,567
Mizuho Financial Group, Inc. 4.254%, 3M TSFR + 1.532%, 09/11/29 (g)	5,000,000	4,830,071
Morgan Stanley 3.591%, 07/22/28	20,000,000	19,002,123
UBS Group AG 3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (g)	3,000,000	2,194,695
Wells Fargo & Co. 5.389%, SOFR + 2.020%, 04/24/34 (g)	8,800,000	8,745,200

		153,999,884

Diversified Financial Services—0.0%
Blackstone Holdings Finance Co. LLC 3.200%, 01/30/52 (144A)	1,300,000	885,701

Electric—0.0%
Israel Electric Corp. Ltd. 3.750%, 02/22/32 (144A)	900,000	759,413
MidAmerican Energy Co. 2.700%, 08/01/52	800,000	498,105

		1,257,518

Telecommunications—0.1%
AT&T, Inc. 3.500%, 09/15/53	2,045,000	1,442,794
3.800%, 12/01/57	1,556,000	1,126,578

		2,569,372

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,037,000	1,822,377

Total Corporate Bonds & Notes (Cost $169,902,498)		160,534,852

Mortgage-Backed Securities—0.5%

Collateralized Mortgage Obligations—0.2%
Citigroup Mortgage Loan Trust, Inc. 3.000%, 11/27/51 (144A) (g)	19,444,993	16,235,811

Commercial Mortgage-Backed Securities—0.3%
BANK 4.493%, 06/15/55 (g)	15,000,000	14,369,929
BBCMS Mortgage Trust 2.299%, 02/15/54	11,400,000	9,588,387

		23,958,316

Total Mortgage-Backed Securities (Cost $43,997,670)		40,194,127

Municipals—0.0%
Los Angeles Community College District, General Obligation Unlimited 6.750%, 08/01/49	400,000	466,908
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	1,652,223

Total Municipals (Cost $2,481,854)		2,119,131

Short-Term Investments—1.2%

Repurchase Agreements—1.2%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/28/24 at 5.390%, due on 04/01/24 with a maturity value of $23,914,313; collateralized by U.S. Treasury Bond at 3.375%, maturing 08/15/42, with a market value of $24,476,135.	23,900,000	23,900,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $3,072,056; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $3,132,710.	3,071,203	3,071,203

BHFTI-86

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
JPMorgan Securities LLC Repurchase Agreement dated 03/28/24 at 5.430%, due on 04/01/24 with a maturity value of $64,638,975; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/24 - 09/30/25, and an aggregate market value of $65,947,071.	64,600,000	$64,600,000

Total Short-Term Investments (Cost $91,571,203)		91,571,203

Total Investments— 101.8% (Cost $8,490,194,622)		7,795,590,952
Other assets and liabilities (net) — (1.8)%		(138,231,169)

Net Assets—100.0%		$7,657,359,783

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $101,309,249.
(f)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2024, the market value of securities pledged was $35,297,381.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $20,075,620, which is 0.3% of net assets.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC	5.250%	02/26/24	02/25/26	USD	26,702,943	$26,702,943
JPMorgan Securities LLC	5.250%	03/22/24	05/03/24	USD	7,204,596	7,204,596

Total						$33,907,539

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
AB International Bond Portfolio (Class A)	$95,543,948	$—	$(729,115)	$(190,761)	$1,492,717	$96,116,789
Allspring Mid Cap Value Portfolio (Class A)	116,429,741	—	(9,574,860)	173,590	9,921,854	116,950,325
Baillie Gifford International Stock Portfolio (Class A)	220,223,463	—	(12,113,182)	141,922	7,099,846	215,352,049
BlackRock Bond Income Portfolio (Class A)	555,642,785	—	(2,483,351)	(406,081)	(1,954,374)	550,798,979
BlackRock Capital Appreciation Portfolio (Class A)	16,991,432	—	(2,199,577)	(78,704)	2,277,116	16,990,267
BlackRock High Yield Portfolio (Class A)	76,382,000	—	(1,193,269)	(219,062)	1,646,287	76,615,956
Brighthouse Small Cap Value Portfolio (Class A)	95,179,920	—	(5,290,803)	150,874	5,976,788	96,016,779
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	75,979,350	—	(731,446)	112,524	921,662	76,282,090
Brighthouse/Artisan International Portfolio (Class A)	155,826,481	—	(14,356,549)	985,812	13,694,790	156,150,534
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	116,372,333	—	(6,386,875)	(482,722)	6,985,190	116,487,926
Brighthouse/Dimensional International Small Company Portfolio (Class A)	109,293,509	—	(4,434,878)	(1,497,582)	4,735,605	108,096,654
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	109,983,435	—	(62,105)	(3,928)	2,220,339	112,137,741
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	183,984,841	—	(103,598)	(13,641)	1,269,040	185,136,642
Brighthouse/Templeton International Bond Portfolio (Class A)	99,891,284	—	(161,716)	(78,173)	(3,864,085)	95,787,310
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	29,688,246	—	(1,439,890)	(97,998)	1,803,235	29,953,593
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	34,409,243	—	(3,432,672)	(92,017)	3,743,505	34,628,059

BHFTI-87

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
CBRE Global Real Estate Portfolio (Class A)	$70,566,651	$—	$(1,543,032)	$(101,783)	$(292,457)	$68,629,379
Frontier Mid Cap Growth Portfolio (Class A)	101,284,689	—	(10,746,561)	(4,403,968)	14,867,154	101,001,314
Harris Oakmark International Portfolio (Class A)	300,373,253	—	(3,606,386)	(431,713)	848,570	297,183,724
Invesco Comstock Portfolio (Class A)	8,527,441	—	(693,966)	141,230	593,957	8,568,662
Invesco Global Equity Portfolio (Class A)	78,531,779	—	(8,886,800)	2,597,082	5,663,524	77,905,585
Invesco Small Cap Growth Portfolio (Class A)	68,178,679	—	(6,749,407)	(5,759,025)	12,389,007	68,059,254
Jennison Growth Portfolio (Class A)	24,530,643	—	(3,221,552)	(282,510)	3,420,310	24,446,891
JPMorgan Core Bond Portfolio (Class A)	325,048,549	—	(1,418,664)	(196,853)	(528,055)	322,904,977
JPMorgan Small Cap Value Portfolio (Class A)	68,070,055	—	(3,073,651)	(559,047)	4,236,816	68,674,173
Loomis Sayles Growth Portfolio (Class A)	19,343,055	—	(2,436,634)	677,159	1,561,586	19,145,166
MFS Research International Portfolio (Class A)	199,808,951	—	(10,724,955)	640,120	9,143,952	198,868,068
MFS Value Portfolio (Class A)	24,561,379	—	(1,710,691)	(120,827)	2,193,184	24,923,045
Morgan Stanley Discovery Portfolio (Class A)	38,545,290	—	(2,701,720)	(3,434,185)	5,723,949	38,133,334
Neuberger Berman Genesis Portfolio (Class A)	54,288,302	—	(2,564,773)	(270,091)	3,247,834	54,701,272
PIMCO Inflation Protected Bond Portfolio (Class A)	149,725,601	—	(104,085)	(6,924)	479,082	150,093,674
PIMCO Total Return Portfolio (Class A)	419,996,620	—	(2,994,168)	(579,883)	137,883	416,560,452
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	68,669,414	—	(2,569,016)	(9,229)	2,903,023	68,994,192
T. Rowe Price Large Cap Value Portfolio (Class A)	19,399,893	—	(1,486,005)	(54,677)	1,654,702	19,513,913
T. Rowe Price Mid Cap Growth Portfolio (Class A)	58,439,881	—	(4,826,827)	(699,864)	5,383,914	58,297,104
T. Rowe Price Small Cap Growth Portfolio (Class A)	95,396,126	—	(8,375,649)	(1,669,830)	9,906,194	95,256,841
TCW Core Fixed Income Portfolio (Class A)	451,011,601	—	(3,030,092)	(400,328)	(4,656,663)	442,924,518
VanEck Global Natural Resources Portfolio (Class A)	100,815,133	7,176,631	(1,895,875)	532,025	2,889,317	109,517,231
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	253,581,927	—	(4,016,211)	(1,020,578)	3,269,580	251,814,718
Western Asset Management U.S. Government Portfolio (Class A)	264,331,095	—	(491,712)	(70,130)	(683,805)	263,085,448

	$5,354,848,018	$7,176,631	$(154,562,318)	$(17,079,776)	$142,322,073	$5,332,704,628

Futures Contracts

Futures Contracts – Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Future	06/21/24	8,162	USD	2,166,398,850	$40,623,203

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BHFTI-88

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$5,332,704,628	$—	$—	$5,332,704,628
Total U.S. Treasury & Government Agencies*	—	2,168,467,011	—	2,168,467,011
Total Corporate Bonds & Notes*	—	160,534,852	—	160,534,852
Total Mortgage-Backed Securities*	—	40,194,127	—	40,194,127
Total Municipals*	—	2,119,131	—	2,119,131
Total Short-Term Investments*	—	91,571,203	—	91,571,203
Total Investments	$5,332,704,628	$2,462,886,324	$—	$7,795,590,952

Reverse Repurchase Agreements (Liability)	$—	$(33,907,539)	$—	$(33,907,539)
Secured Borrowings (Liability)	$—	$(23,313,168)	$—	$(23,313,168)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$40,623,203	$—	$—	$40,623,203

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-89

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Leonardo DRS, Inc. (a)	176,700	$3,903,303

Automobile Components—0.9%
Adient PLC (a) (b)	123,500	4,065,620
Holley, Inc. (a) (b)	537,196	2,395,894
Patrick Industries, Inc. (b)	15,828	1,890,971

		8,352,485

Banks—11.5%
Associated Banc-Corp.	201,783	4,340,352
Bank of NT Butterfield & Son Ltd.	92,250	2,951,078
Cadence Bank	151,550	4,394,950
Columbia Banking System, Inc.	212,841	4,118,473
Comerica, Inc.	51,150	2,812,739
East West Bancorp, Inc.	96,900	7,665,759
First Financial Bancorp (b)	163,550	3,666,791
First Hawaiian, Inc.	104,399	2,292,602
FNB Corp. (b)	486,950	6,865,995
Hancock Whitney Corp.	307,213	14,144,087
Hope Bancorp, Inc.	300,040	3,453,460
Old National Bancorp (b)	194,800	3,391,468
Renasant Corp.	108,597	3,401,258
Sandy Spring Bancorp, Inc.	78,575	1,821,369
SouthState Corp. (b)	84,176	7,157,485
Synovus Financial Corp.	152,450	6,107,147
UMB Financial Corp.	140,759	12,244,625
Valley National Bancorp (b)	677,150	5,390,114
WaFd, Inc.	105,800	3,071,374
Webster Financial Corp.	248,106	12,596,342

		111,887,468

Beverages—0.5%
Primo Water Corp.	272,827	4,968,180

Building Products—4.8%
CSW Industrials, Inc. (b)	39,015	9,152,919
Griffon Corp. (b)	116,824	8,567,872
Janus International Group, Inc. (a)	361,616	5,471,250
Quanex Building Products Corp. (b)	195,676	7,519,829
Simpson Manufacturing Co., Inc. (b)	17,835	3,659,385
UFP Industries, Inc. (b)	60,893	7,490,448
Zurn Elkay Water Solutions Corp. - Class C (b)	142,850	4,781,190

		46,642,893

Capital Markets—1.5%
GlassBridge Enterprises, Inc. (a)	572	11,440
MidCap Financial Investment Corp.	172,853	2,599,709
New Mountain Finance Corp.	229,588	2,908,880
Stifel Financial Corp.	108,750	8,500,987
Westwood Holdings Group, Inc.	42,205	519,966

		14,540,982

Chemicals—7.0%
Ashland, Inc.	29,450	2,867,547
Avient Corp. (b)	405,678	17,606,425

Chemicals—(Continued)
Ecovyst, Inc. (a) (b)	395,521	4,410,059
HB Fuller Co.	64,750	5,163,165
Huntsman Corp.	130,550	3,398,217
Innospec, Inc.	144,642	18,650,139
Mativ Holdings, Inc. (b)	305,900	5,735,625
Minerals Technologies, Inc.	33,143	2,495,005
NewMarket Corp. (b)	11,612	7,369,207

		67,695,389

Commercial Services & Supplies—1.6%
ACCO Brands Corp.	422,896	2,372,447
Ennis, Inc. (b)	122,834	2,519,325
Matthews International Corp. - Class A	43,189	1,342,314
Stericycle, Inc. (a) (b)	14,794	780,383
UniFirst Corp.	24,040	4,169,257
Viad Corp. (a)	99,999	3,948,961

		15,132,687

Communications Equipment—0.5%
NetScout Systems, Inc. (a)	122,590	2,677,366
Viavi Solutions, Inc. (a)	259,500	2,358,855

		5,036,221

Construction & Engineering—1.8%
API Group Corp. (a) (b)	174,525	6,853,597
MasTec, Inc. (a) (b)	76,245	7,109,846
MDU Resources Group, Inc.	141,129	3,556,451

		17,519,894

Construction Materials—2.5%
Eagle Materials, Inc.	58,340	15,853,895
Knife River Corp. (a)	39,800	3,226,984
Summit Materials, Inc. - Class A (a)	111,753	4,980,831

		24,061,710

Consumer Finance—0.2%
Bread Financial Holdings, Inc.	55,700	2,074,268

Consumer Staples Distribution & Retail—0.4%
Performance Food Group Co. (a)	53,631	4,003,018

Containers & Packaging—2.4%
Berry Global Group, Inc. (b)	88,003	5,322,422
Myers Industries, Inc.	154,125	3,571,076
Silgan Holdings, Inc. (b)	171,927	8,348,775
TriMas Corp.	229,952	6,146,617

		23,388,890

Electric Utilities—1.0%
ALLETE, Inc. (b)	37,750	2,251,410
IDACORP, Inc. (b)	28,953	2,689,444
OGE Energy Corp.	127,000	4,356,100

		9,296,954

BHFTI-90

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—2.4%
Atkore, Inc. (b)	82,827	$15,766,948
NEXTracker, Inc. - Class A (a) (b)	47,314	2,662,359
Regal Rexnord Corp.	25,956	4,674,675

		23,103,982

Electronic Equipment, Instruments & Components—3.3%
Belden, Inc. (b)	152,412	14,114,875
Flex Ltd. (a)	200,687	5,741,655
Knowles Corp. (a)	56,433	908,571
TD SYNNEX Corp.	31,100	3,517,410
TTM Technologies, Inc. (a)	271,276	4,245,470
Vishay Intertechnology, Inc. (b)	172,850	3,920,238

		32,448,219

Energy Equipment & Services—2.2%
Forum Energy Technologies, Inc. (a) (b)	18,776	375,144
Liberty Energy, Inc. (b)	393,277	8,148,699
Noble Corp. PLC (b)	74,000	3,588,260
Patterson-UTI Energy, Inc. (b)	821,675	9,810,800

		21,922,903

Financial Services—1.5%
Compass Diversified Holdings	183,867	4,425,679
Essent Group Ltd.	86,050	5,120,835
Euronet Worldwide, Inc. (a)	28,700	3,154,991
Jackson Financial, Inc. - Class A	33,244	2,198,758

		14,900,263

Food Products—3.1%
Flowers Foods, Inc.	113,200	2,688,500
J & J Snack Foods Corp. (b)	128,834	18,624,243
Nomad Foods Ltd.	348,402	6,814,743
Tootsie Roll Industries, Inc. (b)	67,029	2,146,949

		30,274,435

Gas Utilities—0.4%
Southwest Gas Holdings, Inc. (b)	57,000	4,339,410

Ground Transportation—1.1%
Saia, Inc. (a) (b)	2,650	1,550,250
Werner Enterprises, Inc.	223,028	8,724,855

		10,275,105

Health Care Equipment & Supplies—1.8%
Enovis Corp. (a) (b)	47,830	2,986,983
Globus Medical, Inc. - Class A (a) (b)	45,950	2,464,758
Haemonetics Corp. (a) (b)	21,525	1,837,159
Integer Holdings Corp. (a) (b)	48,250	5,629,810
Integra LifeSciences Holdings Corp. (a)	44,350	1,572,208
Varex Imaging Corp. (a) (b)	162,694	2,944,761

		17,435,679

Health Care Providers & Services—0.9%
Patterson Cos., Inc. (b)	231,858	6,410,874

Health Care Providers & Services—(Continued)
Premier, Inc. - Class A (b)	96,390	2,130,219

		8,541,093

Health Care REITs—0.6%
Community Healthcare Trust, Inc. (b)	58,000	1,539,900
National Health Investors, Inc. (b)	67,600	4,247,308

		5,787,208

Hotel & Resort REITs—0.4%
Apple Hospitality REIT, Inc.	257,500	4,217,850

Hotels, Restaurants & Leisure—1.7%
Choice Hotels International, Inc. (b)	20,100	2,539,635
Denny’s Corp. (a) (b)	433,228	3,881,723
Dine Brands Global, Inc. (b)	68,543	3,185,879
Jack in the Box, Inc. (b)	37,437	2,563,686
Texas Roadhouse, Inc.	26,450	4,085,731

		16,256,654

Household Durables—2.1%
Helen of Troy Ltd. (a) (b)	53,671	6,185,046
KB Home	66,050	4,681,624
Landsea Homes Corp. (a)	12,982	188,629
M/I Homes, Inc. (a)	22,500	3,066,525
Meritage Homes Corp.	36,200	6,351,652

		20,473,476

Household Products—2.1%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	152,274	5,621,956
Central Garden & Pet Co. (Voting Shares) (a) (b)	78,763	3,373,420
Spectrum Brands Holdings, Inc. (b)	123,924	11,030,475

		20,025,851

Independent Power and Renewable Electricity Producers—0.2%
Talen Energy Corp. (a)	22,767	2,148,066

Industrial REITs—0.5%
LXP Industrial Trust (b)	403,350	3,638,217
Plymouth Industrial REIT, Inc.	38,600	868,500

		4,506,717

Insurance—5.4%
Assurant, Inc.	28,900	5,440,136
Axis Capital Holdings Ltd.	90,400	5,877,808
CNO Financial Group, Inc.	20,961	576,008
Enstar Group Ltd. (a)	30,119	9,359,780
Hanover Insurance Group, Inc. (b)	93,903	12,786,772
ProAssurance Corp. (a)	98,992	1,273,037
Selective Insurance Group, Inc.	33,740	3,683,396
Stewart Information Services Corp. (b)	175,832	11,439,630
White Mountains Insurance Group Ltd. (b)	994	1,783,534

		52,220,101

BHFTI-91

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Interactive Media & Services—0.2%
Ziff Davis, Inc. (a)	30,334	$1,912,255

IT Services—0.6%
Kyndryl Holdings, Inc. (a)	210,456	4,579,522
Perficient, Inc. (a)	16,779	944,490

		5,524,012

Leisure Products—0.4%
Acushnet Holdings Corp. (b)	65,400	4,313,130

Life Sciences Tools & Services—0.3%
Azenta, Inc. (a) (b)	47,019	2,834,305

Machinery—8.2%
Alamo Group, Inc. (b)	30,181	6,891,228
Atmus Filtration Technologies, Inc. (a)	72,791	2,347,510
Columbus McKinnon Corp.	73,522	3,281,287
Douglas Dynamics, Inc. (b)	178,887	4,314,754
Franklin Electric Co., Inc.	148,662	15,878,588
Gates Industrial Corp. PLC (a) (b)	250,213	4,431,272
Hillman Group (a)	502,200	5,343,408
Hillman Solutions Corp. (a)	38,364	408,193
ITT, Inc. (b)	51,080	6,948,412
Mayville Engineering Co., Inc. (a)	146,602	2,100,807
Mueller Industries, Inc. (b)	343,742	18,538,006
Terex Corp. (b)	77,500	4,991,000
Timken Co. (b)	53,250	4,655,648

		80,130,113

Marine Transportation—0.4%
Kirby Corp. (a)	43,550	4,151,186

Media—0.2%
DallasNews Corp. (b)	43,318	165,475
Thryv Holdings, Inc. (a) (b)	65,279	1,451,152

		1,616,627

Metals & Mining—0.2%
Ryerson Holding Corp.	70,150	2,350,025

Mortgage Real Estate Investment Trusts—1.4%
AGNC Investment Corp. (b)	519,884	5,146,852
Apollo Commercial Real Estate Finance, Inc. (b)	158,706	1,767,985
New York Mortgage Trust, Inc. (b)	288,946	2,080,411
Two Harbors Investment Corp. (b)	389,517	5,157,205

		14,152,453

Multi-Utilities—0.3%
Black Hills Corp.	60,090	3,280,914

Oil, Gas & Consumable Fuels—5.8%
Berry Corp. (b)	204,199	1,643,802
Chord Energy Corp. (b)	33,966	6,054,100
CNX Resources Corp. (a) (b)	82,700	1,961,644
EnLink Midstream LLC (a) (b)	294,200	4,012,888

Oil, Gas & Consumable Fuels—(Continued)
International Seaways, Inc. (b)	61,650	3,279,780
Magnolia Oil & Gas Corp. - Class A (b)	448,997	11,651,472
Matador Resources Co.	85,830	5,730,869
Murphy Oil Corp.	99,800	4,560,860
Nordic American Tankers Ltd. (b)	305,565	1,197,815
Northern Oil & Gas, Inc. (b)	100,336	3,981,333
PBF Energy, Inc. - Class A	75,400	4,340,778
SM Energy Co. (b)	46,484	2,317,227
Southwestern Energy Co. (a) (b)	731,457	5,544,444

		56,277,012

Paper & Forest Products—0.6%
Louisiana-Pacific Corp.	71,950	6,037,325

Personal Care Products—0.1%
Edgewell Personal Care Co. (b)	21,983	849,423

Pharmaceuticals—1.1%
Perrigo Co. PLC (b)	43,734	1,407,797
Prestige Consumer Healthcare, Inc. (a)	131,839	9,566,238

		10,974,035

Professional Services—2.9%
CACI International, Inc. - Class A (a)	15,000	5,682,450
CBIZ, Inc. (a) (b)	59,137	4,642,254
Concentrix Corp. (b)	20,693	1,370,290
KBR, Inc.	89,660	5,707,756
Korn Ferry	104,387	6,864,489
Maximus, Inc.	53,383	4,478,834

		28,746,073

Real Estate Management & Development—0.4%
Tricon Residential, Inc.	315,300	3,515,595

Residential REITs—0.6%
Elme Communities	163,455	2,275,294
Independence Realty Trust, Inc. (b)	225,710	3,640,702

		5,915,996

Retail REITs—1.1%
Agree Realty Corp. (b)	121,230	6,924,657
Kite Realty Group Trust	169,063	3,665,286

		10,589,943

Semiconductors & Semiconductor Equipment—1.3%
Cirrus Logic, Inc. (a) (b)	51,350	4,752,956
Diodes, Inc. (a) (b)	67,158	4,734,639
Power Integrations, Inc. (b)	46,050	3,294,878

		12,782,473

Software—0.4%
E2open Parent Holdings, Inc. (a) (b)	289,040	1,283,337
Pagaya Technologies Ltd. - Class A (a)	92,526	934,513
Progress Software Corp. (b)	22,951	1,223,518

BHFTI-92

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Synchronoss Technologies, Inc. (a) (b)	40,797	$340,655

		3,782,023

Specialty Retail—0.5%
Group 1 Automotive, Inc.	15,950	4,661,069

Technology Hardware, Storage & Peripherals—0.2%
Diebold Nixdorf, Inc. (a)	50,055	1,723,894

Textiles, Apparel & Luxury Goods—1.9%
Columbia Sportswear Co. (b)	39,300	3,190,374
Crocs, Inc. (a)	23,100	3,321,780
Delta Apparel, Inc. (a) (b)	59,102	176,715
Levi Strauss & Co. - Class A (b)	91,435	1,827,786
Oxford Industries, Inc. (b)	21,350	2,399,740
Steven Madden Ltd. (b)	175,223	7,408,428

		18,324,823

Trading Companies & Distributors—1.8%
Air Lease Corp. (b)	62,320	3,205,741
Beacon Roofing Supply, Inc. (a)	21,700	2,127,034
Custom Truck One Source, Inc. (a) (b)	387,122	2,253,050
H&E Equipment Services, Inc.	83,650	5,368,657
WESCO International, Inc.	25,050	4,290,564

		17,245,046

Total Common Stocks (Cost $715,332,474)		949,071,104

Escrow Shares—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	140,969	0

Rights—0.0%

Special Purpose Acquisition Rights Companies—0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	35,242	0

Short-Term Investment—2.8%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $26,907,115; collateralized by U.S. Treasury Notes at 0.375%, maturing 12/31/25, and an aggregate market value of $27,437,663.	26,899,643	26,899,643

Total Short-Term Investments (Cost $26,899,643)		26,899,643

Securities Lending Reinvestments (e)—18.3%
Security Description	Principal Amount*	Value

Certificates of Deposit—3.9%
Bank of America Corp. 5.560%, SOFR + 0.230%, 07/08/24 (f)	1,000,000	1,000,400
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	999,999
Bank of Nova Scotia 5.630%, SOFR + 0.300%, 03/13/25 (f)	2,000,000	1,999,972
Barclays Bank PLC 5.650%, SOFR + 0.320%, 06/20/24 (f)	3,000,000	3,001,518
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	2,000,000	1,977,180
5.560%, SOFR + 0.240%, 07/11/24 (f)	1,000,000	999,988
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (f)	1,000,000	1,000,154
MUFG Bank Ltd. (London) 5.510%, SOFR + 0.200%, 09/23/24 (f)	2,000,000	2,000,000
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (f)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.500%, SOFR + 0.170%, 09/16/24 (f)	2,000,000	1,999,872
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	3,000,000	3,005,898
SMBC Bank International PLC
Zero Coupon, 05/07/24	5,000,000	4,970,350
Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (f)	2,000,000	2,000,342
Sumitomo Mitsui Banking Corp. 5.560%, SOFR + 0.230%, 07/11/24 (f)	1,000,000	1,000,319
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (f)	3,000,000	3,000,648
Toronto-Dominion Bank 5.710%, SOFR + 0.380%, 01/08/25 (f)	2,000,000	1,999,976
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (f)	2,000,000	2,003,756

		37,912,444

Commercial Paper—0.4%
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (f)	2,000,000	1,999,992
Old Line Funding LLC 5.440%, SOFR + 0.110%, 06/07/24 (f)	2,000,000	1,999,996

		3,999,988

Repurchase Agreements—11.7%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $16,007,267; collateralized by various Common Stock with an aggregate market value of $17,821,148.	16,000,000	16,000,000

BHFTI-93

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,342,868.	3,000,000	$3,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $1,000,454; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $1,023,343.	1,000,000	1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $7,038,247; collateralized by various Common Stock with an aggregate market value of $7,700,000.	7,000,000	7,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $7,760,081; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $7,911,801.	7,756,668	7,756,668
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $25,026,493; collateralized by various Common Stock with an aggregate market value of $27,861,866.	25,000,000	25,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,672.	2,000,000	2,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $20,809,499; collateralized by various Common Stock with an aggregate market value of $23,202,661.	20,800,000	20,800,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $12,005,420; collateralized by various Common Stock with an aggregate market value of $13,357,529.	12,000,000	12,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $1,600,725; collateralized by various Common Stock with an aggregate market value of $1,783,323.	1,600,000	1,600,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $15,006,775; collateralized by various Common Stock with an aggregate market value of $16,502,504.	15,000,000	15,000,000

		114,156,668

Time Deposits—0.8%
Banco Santander SA (NY) 5.310%, 04/01/24	300,000	300,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	300,000	300,000
National Bank of Canada 5.390%, OBFR + 0.070%, 04/05/24 (f)	5,000,000	5,000,000

		7,600,000

Mutual Funds—1.5%
AB Government Money Market Portfolio, Institutional Class 5.210% (g)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (g)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (g)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (g)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (g)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.220% (g)	5,000,000	5,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $178,661,269)		178,669,100

Total Investments—118.7% (Cost $920,893,386)		1,154,639,847
Other assets and liabilities (net)—(18.7)%		(182,053,845)

Net Assets—100.0%		$972,586,002

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $236,907,884 and the collateral received consisted of cash in the amount of $178,593,248 and non-cash collateral with a value of $62,104,831. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of

BHFTI-94

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$949,071,104	$—	$—	$949,071,104
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investment*	—	26,899,643	—	26,899,643
Securities Lending Reinvestments
Certificates of Deposit	—	37,912,444	—	37,912,444
Commercial Paper	—	3,999,988	—	3,999,988
Repurchase Agreements	—	114,156,668	—	114,156,668
Time Deposits	—	7,600,000	—	7,600,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	163,669,100	—	178,669,100
Total Investments	$964,071,104	$190,568,743	$0	$1,154,639,847

Collateral for Securities Loaned (Liability)	$—	$(178,593,248)	$—	$(178,593,248)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—89.7% of Net Assets

Security Description	Shares	Value

Brazil—4.8%
B3 SA - Brasil Bolsa Balcao	4,200,575	$10,042,049
MercadoLibre, Inc. (a)	6,435	9,729,463
PRIO SA	831,952	8,084,966
Raia Drogasil SA	2,597,188	14,173,353

		42,029,831

China—21.4%
Alibaba Group Holding Ltd.	3,557,700	32,107,575
ANTA Sports Products Ltd.	734,600	7,840,147
Budweiser Brewing Co. APAC Ltd.	3,296,000	4,859,877
China Resources Land Ltd.	2,270,000	7,194,560
China Tourism Group Duty Free Corp. Ltd. - Class A	344,583	4,123,224
China Tourism Group Duty Free Corp. Ltd. - Class H	350,800	3,496,317
Kweichow Moutai Co. Ltd. - Class A	66,066	15,578,073
Li Auto, Inc. - Class A (a)	460,000	7,052,581
Maxscend Microelectronics Co. Ltd. - Class A	293,500	4,080,685
Midea Group Co. Ltd. - Class A	1,732,688	15,481,557
NARI Technology Co. Ltd. - Class A	3,275,056	10,936,948
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	337,277	13,077,039
Sungrow Power Supply Co. Ltd. - Class A	709,500	10,134,908
Tencent Holdings Ltd.	1,268,600	49,506,721
Zhongsheng Group Holdings Ltd.	1,629,000	2,820,499

		188,290,711

France—2.0%
TotalEnergies SE	254,972	17,531,876

Hong Kong—2.5%
AIA Group Ltd.	2,303,400	15,458,094
Hong Kong Exchanges & Clearing Ltd.	230,590	6,725,453

		22,183,547

India—17.2%
Bharti Airtel Ltd.	638,950	9,470,136
Cholamandalam Investment & Finance Co. Ltd.	294,510	4,106,278
Godrej Properties Ltd. (a)	158,569	4,371,074
Havells India Ltd.	267,317	4,894,154
HDFC Bank Ltd.	1,261,876	21,939,851
Hindustan Unilever Ltd.	430,672	11,694,553
Kotak Mahindra Bank Ltd.	624,729	13,411,872
Maruti Suzuki India Ltd.	71,239	10,770,698
Power Grid Corp. of India Ltd.	6,480,590	21,556,351
SBI Life Insurance Co. Ltd.	1,169,475	21,165,551
Tata Consultancy Services Ltd.	298,248	13,908,145
UltraTech Cement Ltd.	119,204	13,903,281

		151,191,944

Indonesia—4.1%
Bank Negara Indonesia Persero Tbk. PT	26,985,600	10,053,453
Bank Rakyat Indonesia Persero Tbk. PT	44,497,911	17,007,905
Telkom Indonesia Persero Tbk. PT	39,562,100	8,676,897

		35,738,255

Kazakhstan—2.0%
Kaspi.KZ JSC (GDR)	137,443	17,680,668

Mexico—8.3%
Fomento Economico Mexicano SAB de CV (ADR)	125,903	16,401,384
Grupo Aeroportuario del Sureste SAB de CV - Class B (b)	330,363	10,549,608
Grupo Financiero Banorte SAB de CV - Class O	1,501,448	16,156,787
Grupo Mexico SAB de CV - Series B	1,919,455	11,389,770
Southern Copper Corp. (b)	177,066	18,861,070

		73,358,619

Netherlands—2.5%
ASM International NV	21,363	13,014,457
ASML Holding NV	9,748	9,358,888

		22,373,345

Peru—0.7%
Credicorp Ltd.	35,484	6,012,054

Russia—0.0%
Lukoil PJSC (a) (c) (d)	255,685	0
Novatek PJSC (a) (c) (d)	928,138	0
Sberbank of Russia PJSC † (a) (c) (d)	1,645,424	0

		0

Saudi Arabia—2.2%
Al Rajhi Bank	538,279	11,927,281
Saudi Arabian Oil Co.	954,530	7,826,063

		19,753,344

South Africa—1.7%
Anglo American Platinum Ltd. (b)	111,343	4,514,076
Sanlam Ltd. (b)	2,812,478	10,308,301

		14,822,377

South Korea—4.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	99,176	8,857,803
Samsung C&T Corp.	71,956	8,560,282
Samsung Engineering Co. Ltd. (a)	528,423	9,894,142
Shinhan Financial Group Co. Ltd.	387,474	13,687,990

		41,000,217

Taiwan—14.3%
Accton Technology Corp.	825,000	11,821,692
Delta Electronics, Inc.	938,000	10,049,777
MediaTek, Inc.	506,000	18,381,595
Taiwan Semiconductor Manufacturing Co. Ltd.	3,550,000	85,533,457

		125,786,521

United Arab Emirates—0.6%
Americana Restaurants International PLC	6,315,433	5,659,565

United States—0.8%
Globant SA (a)	36,459	7,361,072

Total Common Stocks
(Cost $799,166,997)		790,773,946

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Preferred Stocks—9.2%

Security Description	Shares/ Principal Amount*	Value

Brazil—1.6%
Itausa SA	6,733,627	$14,097,197

South Korea—7.6%
Samsung Electronics Co. Ltd.	1,340,976	66,958,027

Total Preferred Stocks
(Cost $69,785,683)		81,055,224

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $13,281,173; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $13,543,109.	13,277,484	13,277,484

Total Short-Term Investments
(Cost $13,277,484)		13,277,484

Securities Lending Reinvestments (e)—3.7%

Commercial Paper—0.1%
Ciesco LLC
5.340%, 04/01/24	1,000,000	999,396

Repurchase Agreements—1.7%
Bank of Nova Scotia
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,401,090; collateralized by various Common Stock with an aggregate market value of $2,673,173.	2,400,000	2,400,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $200,091; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $204,669.	200,000	200,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/29/24 at 5.360%, due on 04/01/24 with a maturity value of $140,063; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 05/15/38 - 02/15/51, and an aggregate market value of $143,140.	140,000	140,000
Goldman Sachs & Co.
Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $4,287,516; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $4,371,343.	4,285,630	4,285,630
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $4,001,823; collateralized by various Common Stock with an aggregate market value of $4,463,345.	4,000,000	4,000,000

Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $3,001,370; collateralized by various Common Stock with an aggregate market value of $3,346,538.	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $350,158; collateralized by various Common Stock with an aggregate market value of $385,058.	350,000	350,000

		14,375,630

Mutual Funds—1.9%
Allspring Government Money Market Fund, Select Class
5.250% (f)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares
5.200% (f)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
5.200% (f)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I
5.210% (f)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares
5.210% (f)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class
5.230% (f)	3,000,000	3,000,000

		17,000,000

Total Securities Lending Reinvestments
(Cost $32,375,630)		32,375,026

Total Investments—104.1%
(Cost $914,605,794)		917,481,680
Other assets and liabilities (net)—(4.1)%		(36,203,568)

Net Assets—100.0%		$881,278,112

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $33,163,965 and the collateral received consisted of cash in the amount of $32,375,037 and non-cash collateral with a value of $1,642,285. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	1,645,424	$5,699,395	$0

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	14.3
Banks	14.1
Technology Hardware, Storage & Peripherals	7.6
Interactive Media & Services	5.6
Insurance	5.3
Broadline Retail	4.8
Beverages	4.2
Metals & Mining	3.9
Oil, Gas & Consumable Fuels	3.8
Electrical Equipment	3.0

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$42,029,831	$—	$—	$42,029,831
China	—	188,290,711	—	188,290,711
France	—	17,531,876	—	17,531,876
Hong Kong	—	22,183,547	—	22,183,547
India	—	151,191,944	—	151,191,944
Indonesia	—	35,738,255	—	35,738,255
Kazakhstan	17,680,668	—	—	17,680,668
Mexico	35,262,454	38,096,165	—	73,358,619
Netherlands	—	22,373,345	—	22,373,345
Peru	6,012,054	—	—	6,012,054
Russia	—	—	0	0
Saudi Arabia	—	19,753,344	—	19,753,344
South Africa	—	14,822,377	—	14,822,377
South Korea	—	41,000,217	—	41,000,217
Taiwan	—	125,786,521	—	125,786,521
United Arab Emirates	—	5,659,565	—	5,659,565
United States	7,361,072	—	—	7,361,072
Total Common Stocks	108,346,079	682,427,867	0	790,773,946
Preferred Stocks
Banks	14,097,197	—	—	14,097,197
Technology Hardware, Storage & Peripherals	—	66,958,027	—	66,958,027
Total Preferred Stocks	14,097,197	66,958,027	—	81,055,224
Total Short-Term Investment*	—	13,277,484	—	13,277,484
Securities Lending Reinvestments
Commercial Paper	—	999,396	—	999,396
Repurchase Agreements	—	14,375,630	—	14,375,630
Mutual Funds	17,000,000	—	—	17,000,000
Total Securities Lending Reinvestments	17,000,000	15,375,026	—	32,375,026
Total Investments	$139,443,276	$778,038,404	$0	$917,481,680

Collateral for Securities Loaned (Liability)	$—	$(32,375,037)	$—	$(32,375,037)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Belgium—2.8%
UCB SA	214,826	$26,495,066

Canada—4.7%
Canadian National Railway Co.	124,600	16,407,591
Canadian Pacific Kansas City Ltd. (a)	314,000	27,685,224

		44,092,815

Denmark—9.7%
Ascendis Pharma AS (ADR) (b)	99,221	14,999,239
Danske Bank AS	577,276	17,300,284
NKT AS (b)	66,700	5,521,689
Novo Nordisk AS (ADR)	65,337	8,389,271
Novo Nordisk AS - Class B	341,892	43,794,971
Novonesis (Novozymes) B - B Shares	25,782	1,513,160

		91,518,614

France—11.9%
Air Liquide SA	223,419	46,560,735
Airbus SE	77,731	14,337,954
AXA SA	403,732	15,159,613
BNP Paribas SA	143,387	10,204,599
Capgemini SE	17,825	4,110,315
Safran SA	96,418	21,832,911

		112,206,127

Germany—7.9%
Allianz SE	75,759	22,703,838
Deutsche Bank AG	848,443	13,345,310
Deutsche Boerse AG	139,582	28,559,905
Deutsche Telekom AG	398,200	9,666,390

		74,275,443

Ireland—4.3%
AerCap Holdings NV (b)	225,670	19,612,980
CRH PLC	61,295	5,288,019
CRH PLC (U.S. Listed Shares)	178,245	15,375,414

		40,276,413

Italy—1.5%
Mediobanca Banca di Credito Finanziario SpA	389,850	5,808,343
UniCredit SpA	222,436	8,441,122

		14,249,465

Japan—12.2%
Daiichi Sankyo Co. Ltd.	484,600	15,402,346
Hoya Corp.	21,900	2,741,485
Mitsubishi Electric Corp. (a)	677,433	11,354,802
Mitsubishi Estate Co. Ltd.	642,600	11,689,386
Mitsui Fudosan Co. Ltd.	1,641,279	17,684,460
Nippon Sanso Holdings Corp.	354,533	11,129,872
Otsuka Holdings Co. Ltd.	276,600	11,471,256
Resona Holdings, Inc. (a)	2,930,489	18,105,048
Seven & i Holdings Co. Ltd.	698,500	10,167,202
Tokyu Corp.	419,800	5,104,332

		114,850,189

Mexico—1.2%
Cemex SAB de CV (ADR) (b)	193,151	1,740,290
Wal-Mart de Mexico SAB de CV	2,440,400	9,941,595

		11,681,885

Netherlands—4.5%
Argenx SE (b)	8,913	3,518,021
Argenx SE (ADR) (a) (b)	44,745	17,617,001
ASML Holding NV	16,678	16,050,985
Wolters Kluwer NV	31,047	4,862,228

		42,048,235

Russia—0.0%
MMC Norilsk Nickel PJSC (ADR) (b) (c) (d)	680,186	0
Sberbank of Russia PJSC † (b) (c) (d)	5,306,492	0

		0

South Korea—1.5%
Hanwha Aerospace Co. Ltd.	41,000	6,332,335
LIG Nex1 Co. Ltd.	59,233	7,788,474

		14,120,809

Switzerland—13.5%
Alcon, Inc.	151,549	12,546,663
Galderma Group AG (b)	40,710	2,859,654
Lonza Group AG	13,653	8,174,605
Medacta Group SA	64,754	8,787,995
Nestle SA	172,192	18,283,418
Temenos AG	125,731	9,004,812
UBS Group AG	1,884,112	57,905,927
Wizz Air Holdings PLC (b)	353,719	9,563,742

		127,126,816

United Kingdom—10.6%
Ashtead Group PLC	46,996	3,340,527
AstraZeneca PLC	58,961	7,938,573
AstraZeneca PLC (ADR)	18,459	1,250,597
BAE Systems PLC	2,014,500	34,313,012
London Stock Exchange Group PLC	64,090	7,676,619
Melrose Industries PLC	2,783,166	23,620,861
RELX PLC	493,274	21,313,901

		99,454,090

United States—11.0%
Amazon.com, Inc. (b)	272,743	49,197,382
Aon PLC - Class A	17,588	5,869,468
Linde PLC	104,338	48,446,220

		103,513,070

Total Common Stocks (Cost $757,474,524)		915,909,037

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Equity Linked Security—2.2%

Security Description	Shares/ Principal Amount*	Value

Ireland—2.2%
Ryanair Holdings PLC (HSBC Bank PLC), Expires 10/31/24 (b) (e) (Cost $14,156,213)	912,545	$20,704,016

Short-Term Investment—0.0%

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $194,710; collateralized by U.S. Treasury Note at 5.000%, maturing 09/30/25, with a market value of $198,600.	194,656	194,656

Total Short-Term Investments (Cost $194,656)		194,656

Securities Lending Reinvestments (f)—0.6%

Repurchase Agreement—0.1%
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $647,416; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $660,074.	647,131	647,131

Mutual Funds—0.5%
Allspring Government Money Market Fund, Select Class 5.250% (g)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (g)	400,000	400,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (g)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (g)	458,165	458,165
STIT-Government & Agency Portfolio, Institutional Class 5.230% (g)	400,000	400,000

		4,258,165

Total Securities Lending Reinvestments (Cost $4,905,296)		4,905,296

Total Investments—100.1% (Cost $776,730,689)		941,713,005
Other assets and liabilities (net)—(0.1)%		(683,298)

Net Assets—100.0%		$941,029,707

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $30,464,477 and the collateral received consisted of cash in the amount of $4,905,296 and non-cash collateral with a value of $26,849,068. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S.government securities that are held in safe-keeping by the lending agent, or a thirdparty custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Pharmaceuticals	12.5
Aerospace & Defense	11.5
Chemicals	11.4
Capital Markets	11.4
Banks	8.6
Broadline Retail	5.2
Ground Transportation	5.2
Insurance	4.6
Biotechnology	3.8
Real Estate Management & Development	3.1

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$26,495,066	$—	$26,495,066
Canada	44,092,815	—	—	44,092,815
Denmark	23,388,510	68,130,104	—	91,518,614
France	—	112,206,127	—	112,206,127
Germany	—	74,275,443	—	74,275,443
Ireland	34,988,394	5,288,019	—	40,276,413
Italy	—	14,249,465	—	14,249,465
Japan	—	114,850,189	—	114,850,189
Mexico	1,740,290	9,941,595	—	11,681,885
Netherlands	21,234,913	20,813,322	—	42,048,235
Russia	—	—	0	0
South Korea	—	14,120,809	—	14,120,809
Switzerland	2,859,654	124,267,162	—	127,126,816
United Kingdom	1,250,597	98,203,493	—	99,454,090
United States	103,513,070	—	—	103,513,070
Total Common Stocks	233,068,243	682,840,794	0	915,909,037
Total Equity Linked Security*	—	20,704,016	—	20,704,016
Total Short-Term Investment*	—	194,656	—	194,656
Securities Lending Reinvestments
Repurchase Agreement	—	647,131	—	647,131
Mutual Funds	4,258,165	—	—	4,258,165
Total Securities Lending Reinvestments	4,258,165	647,131	—	4,905,296
Total Investments	$237,326,408	$704,386,597	$0	$941,713,005

Collateral for Securities Loaned (Liability)	$—	$(4,905,296)	$—	$(4,905,296)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—92.6% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.2%
Wood Mackenzie Ltd. 2024 Term Loan B, 8.814%, 3M TSFR + 3.500%, 01/31/31	1,225,000	$1,230,073

Aerospace/Defense—1.6%
Barnes Group, Inc. 2024 Term Loan, 7.826%, 3M TSFR + 2.500%, 09/03/30	522,375	523,354
Dynasty Acquisition Co., Inc. 2023 Term Loan B1, 9.329%, 03/28/24	3,374,088	3,379,066
TransDigm, Inc. 2022 Term Loan H, 8.495%, 1M TSFR + 3.250%, 02/22/30	1,609,294	1,614,434
2023 Term Loan I, 8.495%, 3M TSFR + 3.250%, 08/24/28	4,067,539	4,085,843

		9,602,697

Agriculture—0.1%
Alltech, Inc. Term Loan B, 9.445%, 1M TSFR + 4.000%, 10/13/28	513,188	510,622

Airlines—0.4%
American Airlines, Inc. 2021 Term Loan, 10.329%, 3M TSFR + 4.750%, 04/20/28	850,000	884,199
Mileage Plus Holdings LLC 2020 Term Loan B, 10.733%, 3M TSFR + 5.250%, 06/21/27	471,250	485,896
WestJet Loyalty LP Term Loan B, 9.057%, 3M TSFR + 3.750%, 02/14/31	1,000,000	1,001,354

		2,371,449

Apparel—0.3%
Hanesbrands, Inc. 2023 Term Loan B, 9.080%, 1M TSFR + 3.750%, 03/08/30	1,485,000	1,486,393

Auto Parts & Equipment—1.6%
Adient US LLC 2024 Term Loan B2, 8.076%, 1M TSFR + 2.750%, 01/31/31	671,500	673,958
Autokiniton US Holdings, Inc. 2024 Term Loan B, 9.441%, 3M TSFR + 4.000%, 04/06/28	2,195,671	2,205,670
Clarios Global LP 2024 Term Loan B, 8.330%, 1M TSFR + 3.000%, 05/06/30	2,319,188	2,326,435
DexKo Global, Inc. 2021 USD Term Loan B, 9.321%, 3M TSFR + 3.750%, 10/04/28	882,000	874,583
Garrett LX I SARL 2021 USD Term Loan B, 8.824%, 3M TSFR + 3.250%, 04/30/28	1,655,568	1,660,397
Garrett Motion, Inc. 2023 Term Loan B, 9.813%, 3M TSFR + 4.500%, 04/30/28	732,143	737,634
RealTruck Group, Inc. 2023 Incremental Term Loan, 10.445%, 1M TSFR + 5.000%, 01/31/28	700,000	695,188

		9,173,865

Banks—0.3%
Walker & Dunlop, Inc. 2021 Term Loan, 7.680%, 1M TSFR + 2.250%, 12/16/28	1,173,000	1,171,534
2023 Incremental Term Loan B, 8.329%, 1M TSFR + 3.000%, 12/16/28	767,250	768,209

		1,939,743

Beverages—0.8%
Arterra Wines Canada, Inc. 2020 Term Loan, 9.071%, 3M TSFR + 3.500%, 11/24/27	894,938	831,173
City Brewing Co. LLC Closing Date Term Loan, 9.078%, 3M TSFR + 3.500%, 04/05/28	1,154,961	906,645
Triton Water Holdings, Inc. Term Loan, 8.860%, 3M TSFR + 3.250%, 03/31/28	3,053,529	3,024,902

		4,762,720

Building Materials—3.4%
ACProducts, Inc. 2021 Term Loan B, 9.860%, 3M TSFR + 4.250%, 05/17/28	2,798,375	2,559,346
Chamberlain Group, Inc. 2024 Incremental Term Loan B, 9.080%, 1M TSFR + 3.750%, 11/03/28	1,150,000	1,153,773
Term Loan B, 8.680%, 1M TSFR + 3.250%, 11/03/28	2,184,912	2,184,717
CPG International, Inc. 2022 Term Loan B, 7.926%, 1M TSFR + 2.500%, 04/28/29	960,375	962,176
Emrld Borrower LP Term Loan B, 7.790%, 3M TSFR + 2.500%, 05/31/30	749,430	749,524
Icebox Holdco III, Inc. 2021 1st Lien Term Loan, 9.071%, 3M TSFR + 3.500%, 12/22/28	1,904,742	1,907,634
LHS Borrower LLC 2022 Term Loan B, 10.180%, 1M TSFR + 4.750%, 02/16/29	631,165	600,659
MI Windows and Doors LLC 2024 Term Loan B2, 03/21/31 (b)	1,275,000	1,282,571
Oscar Acquisition Co. LLC Term Loan B, 9.948%, 3M TSFR + 4.500%, 04/29/29	2,431,953	2,440,396
Quikrete Holdings, Inc. 2016 1st Lien Term Loan, 8.070%, 1M TSFR + 2.625%, 02/01/27	4,127,824	4,136,340
2023 Term Loan B, 8.195%, 1M TSFR + 2.750%, 03/19/29	2,254,000	2,258,738

		20,235,874

Chemicals—5.3%
Aruba Investments Holdings LLC 2020 USD Term Loan, 9.430%, 1M TSFR + 0.000%, 11/24/27	654,834	655,653
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B6, 7.329%, 3M TSFR + 2.000%, 12/20/29	1,325,851	1,329,521
CPC Acquisition Corp. Term Loan, 9.360%, 3M TSFR + 3.750%, 12/29/27	608,550	516,887
Flint Group Midco Ltd.
USD First Lien HoldCo Facility, 5.677%-6.900%, 3M TSFR + 0.362%, 12/31/27 (c) (d)	165,175	131,417
USD Opco Term Loan, 0.750%-9.827%, 3M TSFR + 4.512%, 12/31/26 (c) (d)	328,823	312,519
USD Second Lien HoldCo Facility, 5.677%-6.900%, 3M TSFR + 0.362%, 12/31/27 (c) (d)	220,269	30,494
INEOS Enterprises Holdings U.S. Finco LLC 2023 USD 1st Lien Term Loan B, 9.193%, 3M TSFR + 3.750%, 07/08/30	1,575,000	1,568,109
INEOS Quattro Holdings U.K. Ltd. 2023 USD Term Loan, 9.180%, 1M TSFR + 3.750%, 03/14/30	446,625	446,067

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
INEOS Styrolution U.S. Holding LLC 2023 USD 1st Lien Term Loan B, 9.579%, 1M TSFR + 4.250%, 04/02/29	2,748,250	$2,746,532
INEOS U.S. Finance LLC 2021 USD Term Loan B, 7.829%, 1M TSFR + 2.500%, 11/08/28	661,500	657,200
2022 USD Term Loan B, 9.180%, 1M TSFR + 3.750%, 11/08/27	2,946,797	2,957,541
2023 USD Term Loan B, 8.926%, 1M TSFR + 3.500%, 02/18/30	1,812,556	1,814,822
2024 USD Term Loan B, 9.079%, 1M TSFR + 3.750%, 02/07/31	550,000	551,203
Kraton Corp. 2022 USD Term Loan, 8.841%, 3M TSFR + 3.250%, 03/15/29	1,487,455	1,450,455
Lonza Group AG USD Term Loan B, 9.334%, 3M TSFR + 3.925%, 07/03/28	1,777,991	1,676,311
Momentive Performance Materials, Inc. 2023 Term Loan, 9.830%, 1M TSFR + 4.500%, 03/29/28	2,247,746	2,217,541
Nouryon Finance BV 2023 USD Term Loan B, 9.419%, 3M TSFR + 4.000%, 04/03/28	767,998	771,199
Olympus Water U.S. Holding Corp. 2021 USD Term Loan B, 9.321%, 3M TSFR + 3.750%, 11/09/28	2,468,434	2,472,290
2024 Term Loan, 9.566%, 3M TSFR + 4.250%, 11/09/28	392,018	393,579
PMHC II, Inc. 2022 Term Loan B, 9.723%, 3M TSFR + 4.250%, 04/23/29	2,301,615	2,280,822
PQ Corp. 2021 Term Loan B, 7.913%, 3M TSFR + 2.500%, 06/09/28	2,246,475	2,248,054
Starfruit Finco BV 2023 Term Loan B, 9.423%, 1M TSFR + 4.000%, 04/03/28	669,938	672,345
Tronox Finance LLC 2021 Term Loan B, 7.941%, 1M TSFR + 2.500%; 8.110%, 3M TSFR + 2500%, 03/10/28 (c)	1,353,000	1,354,691
2022 Incremental Term Loan, 8.598%, 3M TSFR + 3.250%, 04/04/29	269,500	270,174
2023 Incremental Term Loan B, 8.848%, 3M TSFR + 3.500%, 08/16/28	498,750	500,309
W.R. Grace & Co. 2021 Term Loan B, 9.321%, 3M TSFR + 3.750%, 09/22/28	1,221,875	1,226,330

		31,252,065

Coal—0.1%
Oxbow Carbon LLC 2023 Term Loan B, 9.409%, 1M TSFR + 4.000%; 9.430%, 3M TSFR + 4.000%, 05/10/30 (c)	570,688	571,758

Commercial Services—11.3%
AEA International Holdings Luxembourg SARL 2024 Term Loan B, 8.809%, 3M TSFR + 3.500%, 09/07/28	3,079,283	3,090,830
Albion Financing 3 SARL 2023 USD Add on Term Loan B, 10.824%, 3M TSFR + 5.500%, 08/17/26	297,000	298,485
USD Term Loan, 10.827%, 3M TSFR + 5.250%, 08/17/26	2,174,938	2,188,078

Commercial Services—(Continued)
AlixPartners LLP 2021 USD Term Loan B, 7.945%, 1M TSFR + 2.500%, 02/04/28	570,587	571,974
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 9.180%, 1M TSFR + 3.750%, 05/12/28	2,768,086	2,767,125
American Residential Services LLC 2020 Term Loan B, 8.820%, 3M TSFR + 3.500%, 10/15/27	532,125	532,458
APFS Staffing Holdings, Inc. 2021 Term Loan, 9.330%, 1M TSFR + 4.000%, 12/29/28	294,000	291,427
APi Group DE, Inc. 2023 Incremental Term Loan, 7.941%, 1M TSFR + 2.500%, 01/03/29	1,580,887	1,584,511
Belron Finance US LLC 2023 1st Lien Term Loan, 7.664%, 3M TSFR + 2.250%, 04/18/29	870,625	873,346
2023 USD Term Loan, 7.578%, 3M TSFR + 2.000%, 04/13/28	850,938	852,710
Camelot U.S. Acquisition LLC 2024 Term Loan B, 8.076%, 1M TSFR + 2.750%, 01/25/31	1,602,767	1,603,935
CCRR Parent, Inc. Term Loan B, 9.079%, 1M TSFR + 3.750%, 03/06/28	1,499,418	1,360,722
CHG Healthcare Services, Inc. 2021 Term Loan, 8.691%, 1M TSFR + 3.250%, 09/29/28	1,170,000	1,172,194
2023 Incremental Term Loan, 9.079%, 1M TSFR + 3.750%; 9.093%, 3M TSFR + 3.750%, 09/29/28 (c)	399,000	400,621
CoreLogic, Inc. Term Loan, 8.945%, 1M TSFR + 3.500%, 06/02/28	2,366,793	2,320,690
Corporation Service Co. Term Loan B, 8.079%, 1M TSFR + 2.750%, 11/02/29	569,196	571,212
EAB Global, Inc. 2021 Term Loan, 8.945%, 1M TSFR + 3.500%, 08/16/28	2,233,686	2,238,574
Employbridge Holding Co. 2021 Term Loan B, 10.321%-10.343%, 3M TSFR + 4.750%, 07/19/28 (c)	1,584,375	1,329,224
Ensemble RCM LLC 2024 Term Loan B, 8.317%, 3M TSFR + 3.000%, 08/01/29	2,443,890	2,452,944
Foundational Education Group, Inc. 1st Lien Term Loan, 9.324%, 3M TSFR + 3.750%, 08/31/28	586,500	581,368
Garda World Security Corp. 2022 Term Loan B, 9.583%, 3M TSFR + 4.250%, 02/01/29	2,298,869	2,305,575
GTCR W Merger Sub LLC USD Term Loan B, 8.309%, 1M TSFR + 3.000%, 01/31/31	3,000,000	3,012,423
Hertz Corp. 2021 Term Loan B, 8.691%, 1M TSFR + 3.250%, 06/30/28	1,888,955	1,832,090
2021 Term Loan C, 8.691%, 1M TSFR + 3.250%, 06/30/28	366,062	355,080
2023 Incremental Term Loan B, 9.079%, 1M TSFR + 3.750%, 06/30/28	1,221,938	1,188,080
Homeserve USA Holding Corp. Term Loan, 8.329%, 1M TSFR + 3.000%, 10/21/30	900,000	903,235
KUEHG Corp. 2023 Term Loan, 10.348%, 3M TSFR + 5.000%, 06/12/30	1,643,125	1,650,167
Monitronics International, Inc. 2023 Exit Term Loan, 13.074%, 3M TSFR + 7.500%, 06/30/28	925,211	930,223
NAB Holdings LLC 2021 Term Loan, 8.248%, 3M TSFR + 2.750%, 11/23/28	3,462,458	3,463,178

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Neptune Bidco U.S., Inc. 2022 USD Term Loan B, 10.423%, 3M TSFR + 5.000%, 04/11/29	1,885,750	$1,744,319
Peer Holding III BV 2023 USD Term Loan B4, 8.559%, 3M TSFR + 3.250%, 10/28/30	1,100,000	1,103,782
PG Investment Co. 59 SARL Term Loan B, 02/24/31 (b)	1,075,000	1,079,031
R1 RCM, Inc. 2022 Term Loan B, 8.326%, 3M TSFR + 3.000%, 06/21/29	1,225,000	1,229,747
SCUR-Alpha 1503 GmbH USD Term Loan B1, 10.813%, 3M TSFR + 5.500%, 03/29/30	1,315,775	1,222,026
Sotheby’s 2021 Term Loan B, 10.076%, 3M TSFR + 4.500%, 01/15/27	1,265,607	1,251,370
Spin Holdco, Inc. 2021 Term Loan, 9.585%, 3M TSFR + 4.000%, 03/04/28	3,928,500	3,648,594
Spring Education Group, Inc. Term Loan, 9.809%, 3M TSFR + 4.500%, 10/04/30	349,125	351,220
Teneo Holdings LLC 2024 Term Loan B, 10.075%, 3M TSFR + 4.750%, 03/13/31	1,075,000	1,079,703
TMF Group Holding BV 2024 USD Term Loan B, 9.328%, 3M TSFR + 4.000%, 05/03/28	399,000	400,746
Trans Union LLC 2019 Term Loan B5, 7.176%, 1M TSFR + 1.750%, 11/16/26	1,959,093	1,960,045
2024 Term Loan B6, 7.326%, 1M TSFR + 2.000%, 12/01/28	2,150,230	2,151,265
TruGreen Ltd. Partnership 2020 Term Loan, 9.329%, 1M TSFR + 4.000%, 11/02/27	532,125	518,988
TTF Holdings LLC Term Loan, 9.445%, 1M TSFR + 4.000%, 03/31/28	539,106	540,454
Vaco Holdings LLC 2022 Term Loan, 10.434%, 3M TSFR + 5.000%, 01/21/29	739,824	733,350
Verscend Holding Corp. 2021 Term Loan B, 9.445%, 1M TSFR + 4.000%, 08/27/25	2,007,426	2,009,219
Wand NewCo 3, Inc. 2024 Term Loan B, 9.080%, 1M TSFR + 3.750%, 01/30/31	1,250,000	1,254,774
WEX, Inc. 2024 Term Loan B, 7.326%, 1M TSFR + 2.000%, 03/31/28	1,433,929	1,435,224

		66,436,336

Computers—2.8%
Foundever Worldwide Corp. 2021 USD Term Loan, 9.319%, 1M TSFR + 3.750%, 08/28/28	1,974,375	1,702,723
Imprivata, Inc. 2022 Incremental Term Loan, 9.563%, 1M TSFR + 4.250%, 12/01/27	245,625	246,086
Term Loan, 9.324%, 3M TSFR + 3.750%, 12/01/27	1,042,750	1,046,498
Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 10.574%, 3M TSFR + 5.000%, 07/27/28	1,495,394	892,252
McAfee LLC 2022 USD Term Loan B, 9.176%, 1M TSFR + 3.750%, 03/01/29	2,501,663	2,504,009

Computers—(Continued)
NCR Atleos LLC Term Loan B, 10.163%, 1M TSFR + 4.750%; 10.176%, 3M TSFR + 4.750%, 03/27/29 (c)	2,316,863	2,329,895
Redstone Holdco 2 LP 2021 Term Loan, 10.195%, 1M TSFR + 4.750%, 04/27/28	1,467,677	1,218,172
Tempo Acquisition LLC 2023 Term Loan B, 8.080%, 1M TSFR + 2.750%, 08/31/28	1,517,407	1,523,504
Verifone Systems, Inc. 2018 1st Lien Term Loan, 9.585%, 3M TSFR + 4.000%, 08/20/25	2,705,602	2,405,167
Vision Solutions, Inc. 2021 Incremental Term Loan, 9.586%, 3M TSFR + 4.000%, 04/24/28	2,339,228	2,341,787

		16,210,093

Cosmetics/Personal Care—0.6%
Conair Holdings LLC Term Loan B, 9.191%, 1M TSFR + 3.750%, 05/17/28	1,909,105	1,896,696
Journey Personal Care Corp. 2021 Term Loan B, 9.691%, 1M TSFR + 4.250%, 03/01/28	1,537,843	1,518,619

		3,415,315

Distribution/Wholesale—1.0%
Core & Main LP 2021 Term Loan B, 7.932%, 1M TSFR + 2.500%; 8.056%, 3M TSFR + 2.500%, 07/27/28 (c)	2,413,750	2,416,265
2024 Incremental Term Loan B, 7.564%, 3M TSFR + 2.250%, 02/09/31	375,000	375,000
Gloves Buyer, Inc. 2021 Term Loan, 9.441%, 1M TSFR + 4.000%, 12/29/27	1,645,625	1,645,625
Windsor Holdings III LLC 2024 USD Term Loan B, 9.326%, 1M TSFR + 4.000%, 08/01/30	1,194,319	1,201,784

		5,638,674

Diversified Financial Services—4.3%
Advisor Group, Inc. 2023 Term Loan B, 9.826%, 1M TSFR + 4.500%, 08/17/28	1,445,088	1,452,400
Aretec Group, Inc. 2023 Incremental Term Loan, 9.926%, 1M TSFR + 4.500%, 08/09/30	4,336,540	4,364,459
Astra Acquisition Corp. 2021 1st Lien Term Loan, 10.570%, 3M TSFR + 5.250%, 10/25/28	1,187,371	503,148
Avolon TLB Borrower 1 (U.S.) LLC 2023 Term Loan B6, 7.329%, 1M TSFR + 2.000%, 06/22/28	1,649,117	1,651,435
Ditech Holding Corp. 2013 Term Loan, 06/30/24 (e)	1,471,650	161,882
Edelman Financial Center LLC 2021 Term Loan B, 8.941%, 1M TSFR + 3.500%, 04/07/28	1,701,875	1,704,181
Fiserv Investment Solutions, Inc. 2020 Term Loan B, 9.319%, 3M TSFR + 4.000%, 02/18/27	481,250	463,203
Focus Financial Partners LLC 2021 Term Loan B4, 7.830%, 1M TSFR + 2.500%, 06/30/28	997,281	994,788
2024 Term Loan B7, 8.080%, 1M TSFR + 2.750%, 06/30/28	1,490,265	1,487,781

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Franklin Square Holdings LP 2018 Term Loan B, 7.579%, 1M TSFR + 2.250%, 08/01/25	472,497	$473,678
Guggenheim Partners LLC 2022 Term Loan B, 8.598%, 3M TSFR + 3.250%, 12/12/29	4,456,313	4,479,985
HighTower Holdings LLC 2021 Term Loan B, 9.586%, 3M TSFR + 4.000%, 04/21/28	2,741,951	2,750,095
Hudson River Trading LLC 2021 Term Loan, 8.441%, 1M TSFR + 3.000%, 03/20/28	661,060	657,525
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan, 03/19/31 (b)	650,000	651,625
Mariner Wealth Advisors LLC Term Loan B, 8.860%, 3M TSFR + 3.250%, 08/18/28	1,324,616	1,322,408
NFP Corp. 2020 Term Loan, 8.695%, 1M TSFR + 3.250%, 02/16/27	1,090,380	1,092,970
Nuvei Technologies Corp. USD Term Loan, 8.430%, 1M TSFR + 3.000%, 12/19/30	822,938	826,023

		25,037,586

Electric—0.6%
Calpine Corp. 2024 Term Loan B5, 7.330%, 1M TSFR + 2.000%, 12/16/27	1,424,263	1,424,264
Kohler Energy Co. LLC USD Term Loan B, 01/30/31 (b)	2,325,000	2,325,000

		3,749,264

Electrical Components & Equipment—0.3%
Creation Technologies, Inc. 2021 Term Loan, 11.092%, 3M TSFR + 5.500%, 10/05/28	1,080,750	1,053,731
Energizer Holdings, Inc. 2020 Term Loan, 7.693%, 1M TSFR + 2.250%, 12/22/27	696,355	696,728

		1,750,459

Electronics—0.7%
II-VI, Inc. 2022 Term Loan B, 8.079%, 1M TSFR + 2.750%, 07/02/29	978,599	981,780
Mirion Technologies, Inc. 2021 Term Loan, 8.360%, 3M TSFR + 2.750%, 10/20/28	648,596	650,555
MX Holdings U.S., Inc. 2023 USD Term Loan B1D, 8.195%, 1M TSFR + 2.750%, 07/31/28	248,750	249,424
Roper Industrial Products Investment Co. LLC 2023 USD Term Loan, 9.348%, 3M TSFR + 4.000%, 11/22/29	1,611,272	1,621,631
TTM Technologies, Inc. 2023 Term Loan B, 8.076%, 1M TSFR + 2.750%, 05/30/30	522,375	523,354

		4,026,744

Engineering & Construction—0.8%
Aegion Corp. 2024 Term Loan, 9.579%, 1M TSFR + 4.250%, 05/17/28	463,540	465,858
Artera Services LLC 2024 Term Loan, 9.809%, 3M TSFR + 4.500%, 02/15/31	425,000	427,302
Brown Group Holding LLC 2022 Incremental Term Loan B2, 8.313%-8.343%, 3M TSFR + 3.000%, 07/02/29 (c)	246,875	247,183
Term Loan B, 8.180%, 1M TSFR + 2.750%, 06/07/28	1,311,835	1,312,218

Engineering & Construction—(Continued)
KKR Apple Bidco LLC 2021 Term Loan, 8.195%, 1M TSFR + 2.750%, 09/22/28	1,168,511	1,168,694
Rockwood Service Corp. 2020 Term Loan, 9.691%, 1M TSFR + 4.250%, 01/23/27	916,029	920,037

		4,541,292

Entertainment—2.7%
Caesars Entertainment Corp. 2024 Term Loan B1, 8.040%, 3M TSFR + 2.750%, 02/06/31	2,325,000	2,329,941
Crown Finance U.S., Inc. 2023 Exit Term Loan, 6.941%-7.000%, 1M TSFR + 1.500%, 07/31/28 (c) (d)	327,404	333,850
Flutter Entertainment PLC Term Loan B, 7.570%, 3M TSFR + 2.250%, 11/25/30	3,660,825	3,665,727
Great Canadian Gaming Corp. 2021 Term Loan, 9.590%, 3M TSFR + 4.000%, 11/01/26	564,938	566,350
Light and Wonder International, Inc. 2024 Term Loan, 8.075%, 1M TSFR + 2.750%, 04/14/29	1,984,887	1,991,399
Ontario Gaming GTA LP Term Loan B, 9.598%, 3M TSFR + 4.250%, 08/01/30	1,321,688	1,327,942
Scientific Games Holdings LP 2022 USD Term Loan B, 8.580%, 3M TSFR + 3.250%, 04/04/29	2,477,368	2,480,021
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B, 7.830%, 1M TSFR + 2.500%, 08/25/28	975,056	976,031
UFC Holdings LLC 2021 Term Loan B, 8.336%, 3M TSFR + 2.750%, 04/29/26	2,006,101	2,010,865

		15,682,126

Environmental Control—2.1%
Covanta Holding Corp. 2021 Term Loan B, 7.826%, 1M TSFR + 2.500%, 11/30/28	1,814,547	1,812,765
2021 Term Loan C, 7.826%, 1M TSFR + 2.500%, 11/30/28	138,695	138,559
2024 Term Loan B, 8.068%, 1M TSFR + 2.750%, 11/30/28	496,640	496,795
2024 Term Loan C, 8.068%, 1M TSFR + 2.750%, 11/30/28	27,139	27,135
EnergySolutions LLC 2023 Term Loan B, 9.313%, 3M TSFR + 4.000%, 09/20/30	940,018	944,542
GFL Environmental, Inc. 2023 First Lien Term Loan, 7.816%, 3M TSFR + 2.500%, 05/31/27	1,742,474	1,750,874
Heritage-Crystal Clean, Inc. Term Loan B, 10.317%, 3M TSFR + 5.000%, 10/17/30	698,250	700,977
Madison IAQ LLC Term Loan, 8.693%, 1M TSFR + 3.250%, 06/21/28	1,977,578	1,976,791
Northstar Group Services, Inc. 2020 Term Loan B, 10.945%, 1M TSFR + 5.500%, 11/12/26	1,495,402	1,500,699
2023 Term Loan, 10.943%, 1M TSFR + 5.500%, 11/12/26	965,527	969,147
Robertshaw U.S. Holding Corp. 2023 PIK First Out Incremental Term Loan, 5.000%-11.500%, 02/28/27 (c) (d) (f)	1,131,605	1,142,921
2023 PIK First Out New Money Term Loan, 13.430%, 3M TSFR + 8.000%, 02/28/27	286	289
2023 Second Out Term Loan, 12.448%, 3M TSFR + 7.000%, 02/28/27	1,040,731	806,567

		12,268,061

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—1.1%
Cardenas Markets, Inc. 2022 Term Loan, 12.159%, 3M TSFR + 6.750%, 08/01/29	420,729	$422,482
Del Monte Foods, Inc. 2022 Term Loan, 9.579%, 1M TSFR + 4.250%, 05/16/29	1,882,425	1,612,413
Froneri International Ltd. 2020 USD Term Loan, 7.579%, 1M TSFR + 2.250%, 01/29/27	1,804,688	1,807,768
Nomad Foods U.S. LLC Term Loan B4, 8.272%, 6M TSFR + 3.000%, 11/13/29	1,283,585	1,287,367
U.S. Foods, Inc. 2019 Term Loan B, 7.441%, 1M TSFR + 2.000%, 09/13/26	1,093,958	1,097,157

		6,227,187

Food Service—0.2%
Aramark Services, Inc. 2019 Term Loan B4, 7.195%, 1M TSFR + 1.750%, 01/15/27	932,500	933,180
2024 Term Loan B8, 7.332%, 1M TSFR + 2.000%, 01/15/27	533,616	534,451

		1,467,631

Forest Products & Paper—0.2%
Asplundh Tree Expert LLC 2021 Term Loan B, 7.180%, 1M TSFR + 1.750%, 09/07/27	1,061,500	1,063,075

Hand/Machine Tools—0.4%
Alliance Laundry Systems LLC Term Loan B, 8.925%, 1M TSFR + 3.500%; 8.926%, 3M TSFR + 3.500%, 10/08/27 (c)	903,375	907,892
Apex Tool Group LLC 2024 Super Priority 2nd Out Term Loan A, 12.579%, 3M TSFR + 7.250%, 02/08/29	396,119	391,167
2024 Super Priority 3rd Out Term Loan B, 15.329%, 1M TSFR + 10.000%, 02/08/30	924,278	896,550

		2,195,609

Healthcare-Products—0.3%
Avantor Funding, Inc. 2021 Term Loan B5, 7.680%, 1M TSFR + 2.250%, 11/08/27	613,373	615,139
Curia Global, Inc. 2021 Term Loan, 9.163%, 3M TSFR + 3.750%; 9.176%, 3M TSFR + 3.750%, 08/30/26 (c)	1,333,277	1,271,613

		1,886,752

Healthcare-Services—3.0%
BW NHHC Holdco, Inc. 2022 1st Lien Second Out Term Loan, 13.320%, 3M TSFR + 8.000%, 01/15/26	900,474	769,906
Cambrex Corp. 2021 Term Loan, 8.930%, 1M TSFR + 3.500%, 12/04/26	264,864	258,242
Cano Health LLC 2022 Term Loan, 5.332%, 1M TSFR + 0.000%; 9.463%, 3M TSFR + 4.000%, 11/23/27 (c)	2,786,973	783,836
2024 DIP Delayed Draw Term Loan, 16.320%, 3M TSFR + 11.000%, 10/07/24	316,647	326,146
2024 DIP Term Loan, 16.321%, 1M TSFR + 11.000%, 10/07/24	206,574	212,772

Healthcare-Services—(Continued)
Catalent Pharma Solutions, Inc. 2021 Term Loan B3, 7.443%, 1M TSFR + 2.000%, 02/22/28	812,193	812,701
2023 Term Loan B4, 8.329%, 1M TSFR + 3.000%, 02/22/28	1,300,000	1,304,875
Electron BidCo, Inc. 2021 Term Loan, 8.445%, 1M TSFR + 3.000%, 11/01/28	857,500	860,256
ICON Luxembourg SARL 2024 LUX Term Loan B, 7.325%, 3M TSFR + 2.000%, 07/03/28	172,376	173,148
IQVIA, Inc. 2023 USD Term Loan B4, 7.309%, 3M TSFR + 2.000%, 01/02/31	1,296,750	1,302,991
Loire Finco Luxembourg SARL USD Term Loan B, 8.829%, 1M TSFR + 3.500%, 04/21/27	288,945	283,888
Midwest Physician Administrative Services LLC 2021 Term Loan, 8.821%, 3M TSFR + 3.250%, 03/12/28	460,750	382,423
National Mentor Holdings, Inc. 2021 Term Loan, 9.070%, 1M TSFR + 3.750%; 9.079%, 3M TSFR + 3.750%, 03/02/28 (c)	1,608,388	1,515,235
2021 Term Loan C, 9.070%, 3M TSFR + 3.750%, 03/02/28	45,933	43,272
Pacific Dental Services LLC 2024 Term Loan B, 03/07/31	2,025,000	2,025,000
Phoenix Guarantor, Inc. 2024 Term Loan, 8.576%, 1M TSFR + 3.250%, 02/21/31	1,610,000	1,590,756
PRA Health Sciences, Inc. 2024 US Term Loan B, 7.325%, 3M TSFR + 2.000%, 07/03/28	43,055	43,136
Radnet Management, Inc. 2021 Term Loan, 9.000%, 3M TSFR + 2.000%, 04/21/28	1,006,330	1,008,426
Select Medical Corp. 2023 Term Loan B1, 8.330%, 1M TSFR + 3.000%, 03/06/27	2,353,224	2,359,841
Sound Inpatient Physicians 2018 1st Lien Term Loan, 8.574%, 3M TSFR + 3.000%, 06/27/25	400,563	224,315
Surgery Center Holdings, Inc. 2023 Term Loan, 8.829%, 1M TSFR + 3.500%, 12/19/30	1,236,556	1,243,588

		17,524,753

Holding Companies-Diversified—0.2%
Belfor Holdings, Inc. 2023 USD Term Loan B, 9.080%, 1M TSFR + 3.750%, 11/01/30	587,045	590,714
Citco Funding LLC 2023 Term Loan B, 8.422%, 3M TSFR + 3.250%, 04/27/28	771,125	774,257

		1,364,971

Home Furnishings—0.8%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 9.072%, 1M TSFR + 3.750%, 07/31/28	2,218,031	2,222,884
Mattress Firm, Inc. 2021 Term Loan B, 9.860%, 3M TSFR + 4.250%, 09/25/28	2,231,220	2,237,635

		4,460,519

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—0.4%
Kronos Acquisition Holdings, Inc. 2021 1st Lien Term Loan, 11.493%, 3M TSFR + 6.000%, 12/22/26	439,875	$442,074
2021 Term Loan B, 9.360%, 3M TSFR + 3.750%, 12/22/26	2,127,851	2,132,507

		2,574,581

Housewares—0.4%
Libbey Glass, Inc. 2022 Term Loan, 11.974%, 3M TSFR + 6.500%, 11/22/27	538,658	511,725
Solis IV BV USD Term Loan B1, 8.824%, 3M TSFR + 3.500%, 02/26/29	1,877,628	1,859,291

		2,371,016

Insurance—4.2%
Alliant Holdings Intermediate LLC 2023 Term Loan B6, 8.827%, 1M TSFR + 3.500%, 11/06/30	1,035,843	1,041,141
AmWINS Group, Inc. 2021 Term Loan B, 7.695%, 1M TSFR + 2.250%, 02/19/28	3,821,688	3,823,641
2023 Incremental Term Loan B, 8.195%, 1M TSFR + 2.750%, 02/19/28	715,938	718,119
AssuredPartners, Inc. 2020 Term Loan B, 8.941%, 1M TSFR + 3.500%, 02/12/27	167,563	167,936
2021 Term Loan B, 8.941%, 1M TSFR + 3.500%, 02/12/27	1,382,234	1,385,258
2022 Term Loan, 02/12/27 (b)	500,000	501,000
Asurion LLC 2020 Term Loan B8, 8.691%, 1M TSFR + 3.250%, 12/23/26	5,224,500	5,131,984
2021 2nd Lien Term Loan B3, 10.691%, 1M TSFR + 5.250%, 01/31/28	1,160,000	1,051,612
2022 Term Loan B10, 9.426%, 1M TSFR + 4.000%, 08/19/28	997,683	961,933
HUB International Ltd. 2024 Term Loan B, 8.574%, 3M TSFR + 3.250%, 06/20/30	3,043,621	3,047,563
Ryan Specialty Group LLC Term Loan, 8.080%, 1M TSFR + 2.750%, 09/01/27	1,616,375	1,620,416
Sedgwick Claims Management Services, Inc. 2023 Term Loan B, 9.076%, 1M TSFR + 3.750%, 02/24/28	1,541,681	1,546,016
USI, Inc. 2023 Acquisition Term Loan, 09/27/30 (b)	2,000,000	2,004,844
2023 Term Loan B, 8.348%, 3M TSFR + 3.000%, 11/22/29	1,546,761	1,549,419

		24,550,882

Internet—2.9%
Adevinta ASA USD Term Loan B, 8.070%, 3M TSFR + 2.750%, 06/26/28	524,386	525,943
Buzz Finco LLC 2020 Term Loan B, 8.676%, 1M TSFR + 3.250%, 01/29/27	53,545	53,679
Term Loan B, 8.176%, 1M TSFR + 2.750%, 01/29/27	480,000	481,050
CNT Holdings I Corp. 2020 Term Loan, 8.817%, 3M TSFR + 3.500%, 11/08/27	630,545	631,924
Endure Digital, Inc. Term Loan, 9.422%, 6M TSFR + 3.500%, 02/10/28	4,005,762	3,919,390
Getty Images, Inc. 2019 USD Term Loan B, 9.909%, 3M TSFR + 4.500%, 02/19/26	1,672,583	1,674,674

Internet—(Continued)
Go Daddy Operating Co. LLC 2021 Term Loan B4, 7.329%, 1M TSFR + 2.000%, 08/10/27	1,034,688	1,036,180
2024 Term Loan B6, 7.330%, 1M TSFR + 2.000%, 11/09/29	174,563	174,635
Hoya Midco LLC 2022 Term Loan, 8.563%, 3M TSFR + 3.250%, 02/03/29	507,762	509,032
Match Group, Inc. 2020 Term Loan B, 7.233%, 3M TSFR + 1.750%, 02/13/27	675,000	674,438
Olaplex, Inc. 2022 Term Loan, 8.930%, 1M TSFR + 3.500%, 02/23/29	987,406	920,344
Proofpoint, Inc. 1st Lien Term Loan, 8.579%, 1M TSFR + 3.250%, 08/31/28	2,590,375	2,593,613
Uber Technologies, Inc. 2023 Term Loan B, 8.079%, 3M TSFR + 2.750%, 03/03/30	3,957,187	3,979,173

		17,174,075

Investment Companies—1.5%
Aragorn Parent Corp. Term Loan, 9.577%, 1M TSFR + 4.250%, 12/15/28	833,046	837,420
Brookfield WEC Holdings, Inc. 2024 Term Loan, 8.076%, 1M TSFR + 2.750%, 01/27/31	6,503,510	6,502,606
EIG Management Co. LLC 2018 Term Loan B, 9.079%, 1M TSFR + 3.750%, 02/22/25	235,625	235,772
FinCo I LLC 2023 Term Loan, 8.313%, 3M TSFR + 3.000%, 06/27/29	1,265,438	1,268,733

		8,844,531

Leisure Time—2.0%
Bombardier Recreational Products, Inc. 2024 Term Loan B4, 8.079%, 1M TSFR + 2.750%, 01/22/31	1,557,198	1,558,171
Carnival Corp. 2021 Incremental Term Loan B, 8.695%, 1M TSFR + 3.250%, 10/18/28	2,908,063	2,914,120
City Football Group Ltd. Term Loan, 8.443%, 1M TSFR + 3.000%, 07/21/28	1,417,375	1,418,261
ClubCorp Holdings, Inc. 2023 Term Loan B2, 10.320%, 3M TSFR + 5.000%, 09/18/26	1,534,450	1,539,053
Fender Musical Instruments Corp. 2021 Term Loan B, 9.429%, 1M TSFR + 4.000%, 12/01/28	342,617	336,621
Hayward Industries, Inc. 2021 Term Loan, 8.191%, 1M TSFR + 2.750%, 05/30/28	1,515,425	1,518,741
MajorDrive Holdings IV LLC 2022 Incremental Term Loan B, 10.959%, 3M TSFR + 5.500%, 06/01/29	496,203	498,684
Term Loan B, 9.571%, 3M TSFR + 4.000%, 06/01/28	1,101,467	1,104,450
Recess Holdings, Inc. 2024 Term Loan B, 9.843%, 3M TSFR + 4.500%, 02/20/30	1,000,000	1,005,000
SRAM LLC 2021 Term Loan B, 8.195%, 1M TSFR + 2.750%, 05/18/28	114,273	114,344

		12,007,445

Lodging—0.8%
Fertitta Entertainment LLC 2022 Term Loan B, 9.077%, 1M TSFR + 3.750%, 01/27/29	1,920,826	1,927,580

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Four Seasons Hotels Ltd. 2024 Term Loan B, 7.321%, 3M TSFR + 2.000%, 11/30/29	825,189	$827,252
Playa Resorts Holding BV 2022 Term Loan B, 8.579%, 1M TSFR + 3.250%, 01/05/29	1,382,500	1,387,897
Station Casinos LLC 2024 Term Loan B, 03/07/31 (b)	450,000	449,960

		4,592,689

Machinery-Construction & Mining—0.1%
Clark Equipment Co. 2022 Term Loan B, 7.809%, 3M TSFR + 2.500%, 04/20/29	711,441	713,220

Machinery-Diversified—2.1%
Ali Group North America Corp. 2021 Term Loan B, 7.445%, 1M TSFR + 2.000%, 07/30/29	1,360,833	1,362,705
Cd&R Hydra Buyer, Inc. 2024 Term Loan B, 03/25/31 (b)	875,000	877,188
CPM Holdings, Inc. 2023 Term Loan, 9.826%, 1M TSFR + 4.500%, 09/28/28	1,698,858	1,703,635
DXP Enterprises, Inc. 2023 Term Loan B, 10.291%, 3M TSFR + 4.750%, 10/11/30	696,500	699,402
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan, 9.321%, 3M TSFR + 3.750%, 05/19/28	2,505,346	2,499,278
LSF12 Badger Bidco LLC Term Loan B, 11.330%, 1M TSFR + 6.000%, 08/30/30	299,250	300,933
SPX Flow, Inc. 2022 Term Loan, 9.926%, 1M TSFR + 4.500%, 04/05/29	1,263,549	1,270,341
Titan Acquisition Ltd. 2018 Term Loan B, 8.441%, 1M TSFR + 3.000%, 03/28/25	1,629,327	1,629,327
TK Elevator U.S. Newco, Inc. USD Term Loan B, 04/30/30	1,817,519	1,825,281

		12,168,090

Media—1.6%
Fleet Midco I Ltd. 2024 Term Loan B, 8.580%, 3M TSFR + 3.250%, 02/21/31	750,000	751,875
GEE Holdings 2 LLC 2021 2nd Lien Takeback Term Loan, 5.412%-8.250%, 3M TSFR + 0.000%, 03/23/26 (c) (d)	371,967	223,180
2021 Exit Term Loan, 13.333%, 3M TSFR + 8.000%, 03/24/25	158,328	144,078
Gray Television, Inc. 2021 Term Loan D, 8.440%, 1M TSFR + 3.000%, 12/01/28	1,050,813	987,271
2023 Term Loan E, 7.940%, 1M TSFR + 2.500%, 01/02/26	552,268	546,400
Hubbard Radio LLC 2015 Term Loan B, 9.579%, 1M TSFR + 4.250%, 03/28/25	419,390	278,895
iHeartCommunications, Inc. 2020 Incremental Term Loan, 8.691%, 1M TSFR + 3.250%, 05/01/26	334,350	291,616
Mission Broadcasting, Inc. 2021 Term Loan B, 7.940%, 1M TSFR + 2.500%, 06/02/28	390,000	390,383
MJH Healthcare Holdings LLC 2022 Term Loan B, 8.926%, 1M TSFR + 3.500%, 01/28/29	294,000	293,816

Media—(Continued)
Nexstar Broadcasting, Inc. 2019 Term Loan B4, 7.945%, 1M TSFR + 2.500%, 09/18/26	229,229	229,443
Sinclair Television Group, Inc. Term Loan B2B, 7.945%, 1M TSFR + 2.500%, 09/30/26	525,117	501,569
Univision Communications, Inc. 2021 First Lien Term Loan B, 8.695%, 1M TSFR + 3.250%, 03/15/26	2,513,223	2,518,109
Virgin Media Bristol LLC 2020 USD Term Loan Q, 8.690%, 1M TSFR + 3.250%, 01/31/29	1,125,000	1,117,422
USD Term Loan N, 7.940%, 1M TSFR + 2.500%, 01/31/28	850,000	838,445

		9,112,502

Metal Fabricate/Hardware—1.0%
Ameriforge Group, Inc. 2021 Term Loan, 13.320%, 3M TSFR + 8.000%, 12/31/25 (f) (g) (h)	113,539	90,581
Exit Term Loan, 13.320%, 1M TSFR + 8.000%, 12/31/25 (d) (f) (g)	896,041	714,862
Dynacast International LLC 2021 First Out Term Loan, 9.943%, 3M TSFR + 4.500%, 07/22/25	1,334,331	1,275,954
WireCo WorldGroup, Inc. 2023 Term Loan B, 9.068%, 3M TSFR + 3.750%, 11/13/28	479,437	481,235
Zekelman Industries, Inc. 2020 Term Loan, 7.441%, 1M TSFR + 2.000%, 01/24/27	3,557,530	3,570,871

		6,133,503

Mining—0.4%
Arsenal AIC Parent LLC 2024 Term Loan B, 9.080%, 1M TSFR + 3.750%, 08/18/30	1,766,136	1,775,334
Phoenix Services International LLC 2023 Exit PIK Term Loan, 11.430%, 1M TSFR + 6.100%, 06/30/28	310,977	293,096
U.S. Silica Co. 2023 Term Loan B, 03/25/30 (b)	325,000	325,900

		2,394,330

Miscellaneous Manufacturing—1.3%
Gates Global LLC 2021 Term Loan B3, 7.930%, 1M TSFR + 2.500%, 03/31/27	3,301,357	3,310,881
Gemini HDPE LLC 2020 Term Loan B, 8.574%, 3M TSFR + 3.000%, 12/31/27	611,377	611,529
Groupe Solmax, Inc. Term Loan, 10.191%-10.360%, 3M TSFR + 4.750%, 05/29/28 (c)	1,045,986	1,030,165
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan, 8.945%, 1M TSFR + 3.500%, 09/06/25	688,380	683,279
2019 Term Loan, 10.195%, 1M TSFR + 4.750%, 07/24/26	1,168,153	1,157,201
Touchdown Acquirer, Inc. Delayed Draw Term Loan, 02/07/31 (h)	175,000	175,766
USD Term Loan, 9.314%, 3M TSFR + 4.000%, 02/07/31	775,000	778,391

		7,747,212

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.0%
Lealand Finance Co. BV 2020 Take Back Term Loan, 3.000%-6.444%, 1M TSFR + 1.000%, 06/30/25 (c) (d)	295,234	$97,427

Packaging & Containers—1.5%
Berlin Packaging LLC 2021 Term Loan B5, 9.190%, 1M TSFR + 3.750%; 9.321%, 3M TSFR + 0.000%, 03/11/28 (c)	1,340,625	1,343,725
Charter NEX U.S., Inc. 2024 Term Loan B, 8.826%, 1M TSFR + 3.500%, 12/01/27	1,995,923	2,001,594
Clydesdale Acquisition Holdings, Inc. Term Loan B, 9.105%, 1M TSFR + 3.675%, 04/13/29	2,579,063	2,585,167
Pretium Packaging LLC Second Out Term Loan A1, 1.403%-9.906%, 3M TSFR + 4.600%, 10/02/28 (c) (d)	173,698	156,472
Proampac PG Borrower LLC 2023 Term Loan, 9.798%-9.823%, 3M TSFR + 4.500%, 09/15/28 (c)	1,147,125	1,150,566
Reynolds Group Holdings, Inc. 2020 Term Loan B2, 8.695%, 1M TSFR + 3.250%, 02/05/26	731,998	734,909
2021 Term Loan B, 8.695%, 1M TSFR + 3.250%, 09/24/28	550,676	553,114

		8,525,547

Pharmaceuticals—2.5%
Alkermes, Inc. 2021 Term Loan B, 7.943%, 1M TSFR + 2.500%, 03/12/26	336,015	336,540
Bausch Health Cos., Inc. 2022 Term Loan B, 10.679%, 1M TSFR + 5.250%, 02/01/27	1,773,977	1,394,789
Bayou Intermediate II LLC Term Loan B, 10.077%, 3M TSFR + 4.500%, 08/02/28	757,563	752,828
Ceva Sante Animale 2023 USD Term Loan B, 9.564%, 3M TSFR + 4.250%, 11/01/30	400,000	401,875
Covis Finco SARL 2022 USD Term Loan B, 02/18/27 (e)	762,115	306,751
Gainwell Acquisition Corp. Term Loan B, 9.409%, 3M TSFR + 4.000%, 10/01/27	2,615,779	2,510,332
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B, 7.459%, 3M TSFR + 2.000%, 11/15/27	547,303	531,568
IVC Acquisition Ltd. 2023 USD Term Loan B, 10.820%, 3M TSFR + 5.500%, 12/12/28	1,022,438	1,025,845
Jazz Financing Lux SARL 2024 Term Loan B, 8.445%, 1M TSFR + 3.000%, 05/05/28	1,466,841	1,475,601
LSCS Holdings, Inc. 2021 1st Lien Term Loan, 9.945%, 1M TSFR + 4.614%, 12/16/28	806,438	796,861
Mallinckrodt International Finance SA 2023 First Out Term Loan, 12.826%, 1M TSFR + 7.500%, 11/14/28	323,366	360,283
2023 Second Out Term Loan, 14.826%, 1M TSFR + 9.500%, 11/14/28	1,832,579	2,011,256
Option Care Health, Inc. 2021 Term Loan B, 8.195%, 1M TSFR + 2.750%, 10/27/28	439,875	441,745

Pharmaceuticals—(Continued)
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 9.071%, 3M TSFR + 3.500%, 11/30/27	1,335,212	1,339,570
Padagis LLC Term Loan B, 10.341%, 3M TSFR + 4.750%, 07/06/28	1,166,176	1,116,614

		14,802,458

Pipelines—1.5%
Buckeye Partners LP 2023 Term Loan B, 7.830%, 1M TSFR + 2.500%, 11/22/30	822,937	824,738
CQP Holdco LP 2023 4th Amendment Term Loan, 8.320%, 3M TSFR + 3.000%, 12/31/30	2,260,143	2,269,561
Freeport LNG Investments LLLP Term Loan B, 9.079%, 3M TSFR + 3.500%, 12/21/28	753,706	749,420
GIP Pilot Acquisition Partners LP Term Loan, 8.327%, 3M TSFR + 3.000%, 10/04/30	475,000	476,880
ITT Holdings LLC 2023 Term Loan B, 8.676%, 1M TSFR + 3.250%, 10/05/30	1,820,875	1,825,655
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B, 8.436%, 1M TSFR + 3.000%, 10/05/28	1,117,542	1,122,830
UGI Energy Services LLC 2023 Term Loan B, 8.680%, 1M TSFR + 3.250%, 02/22/30	1,334,692	1,342,795

		8,611,879

Real Estate—0.7%
Cushman & Wakefield U.S. Borrower LLC 2020 Term Loan B, 8.191%, 1M TSFR + 2.750%, 08/21/25	44,203	44,092
2023 Term Loan, 8.579%, 1M TSFR + 3.250%, 01/31/30	1,254,868	1,253,300
2023 Term Loan B, 9.330%, 1M TSFR + 4.000%, 01/31/30	517,318	519,258
Greystar Real Estate Partners LLC 2024 Term Loan B, 8.576%, 3M TSFR + 3.250%, 08/21/30	621,879	623,434
RE/MAX International, Inc. 2021 Term Loan B, 7.829%, 1M TSFR + 2.500%, 07/21/28	1,653,250	1,558,704

		3,998,788

Real Estate Investment Trusts—0.2%
Iron Mountain, Inc. 2023 Term Loan B, 7.580%, 1M TSFR + 2.250%, 01/31/31	1,022,438	1,021,159

Retail—3.3%
Dave & Buster’s, Inc. 2023 Term Loan B5, 7.580%, 1M TSFR + 2.250%, 09/20/30	1,795,500	1,796,398
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2, 9.313%, 1M TSFR + 4.000%, 01/29/31	1,275,000	1,281,773
Great Outdoors Group LLC 2021 Term Loan B1, 9.195%, 1M TSFR + 3.750%, 03/06/28	2,443,411	2,447,992
Harbor Freight Tools USA, Inc. 2021 Term Loan B, 8.195%, 1M TSFR + 2.750%, 10/19/27	812,064	812,551
IRB Holding Corp. 2024 Term Loan B, 8.176%, 1M TSFR + 2.750%, 12/15/27	486,300	486,991
Les Schwab Tire Centers Term Loan B, 8.684%, 1M TSFR + 3.250%, 11/02/27	3,797,637	3,807,723
LIDS Holdings, Inc. Term Loan, 10.980%, 3M TSFR + 5.500%, 12/14/26	367,281	366,363

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 8.676%, 1M TSFR + 3.250%, 11/01/28	1,593,823	$1,417,705
PetSmart, Inc. 2021 Term Loan B, 9.180%, 1M TSFR + 3.750%, 02/11/28	3,282,963	3,278,271
Phillips Feed Service, Inc. 2020 Term Loan, 12.329%, 1M TSFR + 7.000%, 11/13/24 (f) (g)	11,201	7,841
Serta Simmons Bedding LLC 2023 New Term Loan, 12.924%, 3M TSFR + 7.500%, 06/29/28	1,340,146	1,210,319
SRS Distribution, Inc. 2022 Incremental Term Loan, 8.680%, 1M TSFR + 3.250%, 06/02/28	416,500	418,582
White Cap Buyer LLC Term Loan B, 9.080%, 1M TSFR + 3.750%, 10/19/27	1,959,694	1,967,758

		19,300,267

Semiconductors—0.6%
Altar Bidco, Inc. 2021 Term Loan, 7.947%, 1M TSFR + 3.100%, 02/01/29	1,375,500	1,375,254
Bright Bidco BV 2022 Exit Term Loan, 6.317%-8.000%, 3M TSFR + 1.000%, 10/31/27 (c) (d)	385,285	104,027
MKS Instruments, Inc. 2023 USD Term Loan B, 7.823%, 1M TSFR + 2.500%, 08/17/29	1,659,839	1,661,913
Synaptics, Inc. Term Loan B, 7.835%, 3M TSFR + 2.250%, 12/02/28	438,750	438,270

		3,579,464

Software—13.5%
Applied Systems, Inc. 2024 1st Lien Term Loan, 8.809%, 3M TSFR + 3.500%, 02/24/31	4,465,899	4,498,000
AppLovin Corp. 2024 Term Loan (2030), 7.830%, 1M TSFR + 2.500%, 08/16/30	2,181,767	2,183,131
Ascend Learning LLC 2021 Term Loan, 8.927%, 1M TSFR + 3.500%, 12/11/28	1,974,747	1,966,813
Banff Merger Sub, Inc. 2023 USD Term Loan, 9.580%, 1M TSFR + 4.250%, 12/29/28	3,750,268	3,776,441
Central Parent, Inc. 2023 Term Loan B, 9.309%, 3M TSFR + 4.000%, 07/06/29	2,977,500	2,989,199
CentralSquare Technologies LLC 2018 1st Lien Term Loan, 9.070%, 3M TSFR + 3.750%, 08/29/25	1,477,306	1,440,374
Cloud Software Group, Inc. 2022 USD Term Loan A, 9.909%, 3M TSFR + 4.500%, 09/29/28	497,180	495,844
2022 USD Term Loan B, 9.909%, 3M TSFR + 4.500%, 03/30/29	3,234,314	3,221,409

Software—(Continued)
Cloudera, Inc. 2021 Second Lien Term Loan, 11.426%, 1M TSFR + 6.000%, 10/08/29	850,000	844,687
2021 Term Loan, 9.079%, 1M TSFR + 3.750%, 10/08/28	3,612,410	3,601,684
Constant Contact, Inc. Term Loan, 9.588%, 3M TSFR + 4.000%, 02/10/28	1,760,982	1,714,757
Cornerstone OnDemand, Inc. 2021 Term Loan, 9.079%, 1M TSFR + 3.750%, 10/16/28	2,037,943	2,003,553
E2open LLC 2020 Term Loan B, 8.945%, 1M TSFR + 3.500%, 02/04/28	2,133,404	2,140,071
ECI Macola Max Holdings LLC 2020 Term Loan, 9.359%, 3M TSFR + 3.750%, 11/09/27	150,000	150,611
2020 Term Loan, 9.360%, 3M TSFR + 3.750%, 11/09/27	1,806,138	1,812,459
EP Purchaser LLC 2021 Term Loan B, 9.071%, 3M TSFR + 3.500%, 11/06/28	1,039,473	1,033,366
Epicor Software Corp. 2020 Term Loan, 8.691%, 1M TSFR + 3.250%, 07/30/27	4,615,104	4,636,015
Genuine Financial Holdings LLC 2023 Term Loan B, 9.320%, 1M TSFR + 4.000%, 09/27/30	398,000	395,637
Informatica LLC 2021 USD Term Loan B, 8.195%, 1M TSFR + 2.750%, 10/27/28	2,891,000	2,896,782
Isolved, Inc. Term Loan B, 9.484%, 3M TSFR + 4.000%, 10/14/30	498,750	502,283
Ivanti Software, Inc. 2021 Term Loan B, 9.839%, 3M TSFR + 4.250%, 12/01/27	1,003,180	938,600
Marcel LUX IV SARL 2023 USD Term Loan B, 9.810%, 1M TSFR + 4.500%, 11/11/30	2,172,016	2,191,699
Maverick Bidco, Inc. 2021 Term Loan, 9.213%, 3M TSFR + 3.750%, 05/18/28	825,315	824,026
MedAssets Software Intermediate Holdings, Inc. 2021 2nd Lien Term Loan, 12.191%, 1M TSFR + 6.750%, 12/17/29	775,000	499,391
2021 Term Loan, 9.424%, 3M TSFR + 4.000%, 12/18/28	1,000,500	845,840
Mosel Bidco SE USD Term Loan B, 10.059%, 3M TSFR + 4.750%, 09/16/30	250,000	250,938
N-Able International Holdings II LLC Term Loan B, 8.355%, 3M TSFR + 2.750%, 07/19/28	438,750	439,847
OceanKey (U.S.) II Corp. 2021 Term Loan, 8.930%, 1M TSFR + 3.500%, 12/15/28	686,000	679,654
Open Text Corp. 2023 Term Loan B, 8.176%, 1M TSFR + 2.750%, 01/31/30	2,225,580	2,230,332
Playtika Holding Corp. 2021 Term Loan, 8.195%, 1M TSFR + 2.750%, 03/13/28	2,041	2,045
PointClickCare Technologies, Inc. Term Loan B, 8.571%, 3M TSFR + 3.000%, 12/29/27	533,500	535,167
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B, 10.063%, 3M TSFR + 4.750%, 10/28/30	1,500,000	1,509,583
Project Ruby Ultimate Parent Corp. 2021 Term Loan, 8.691%, 1M TSFR + 3.250%, 03/10/28	1,042,750	1,042,937
Quartz Acquireco LLC Term Loan B, 8.809%, 3M TSFR + 3.500%, 06/28/30	1,095,186	1,100,320
Quest Software U.S. Holdings, Inc. 2022 Term Loan, 9.713%, 3M TSFR + 4.250%, 02/01/29	496,222	375,475

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Rackspace Technology Global, Inc.
2024 First Lien First Out Term Loan, 11.580%, 3M TSFR + 6.250%, 05/15/28	280,929	$279,524
2024 First Lien Second Out Term Loan, 5.329%, 3M TSFR + 6.250%, 05/15/28	2,346,758	1,161,645
Renaissance Holding Corp. 2024 Term Loan, 9.576%, 1M TSFR + 4.250%, 04/05/30	995,006	997,938
SkillSoft Corp. 2021 Term Loan, 10.693%, 1M TSFR + 5.250%, 07/14/28 (i)	1,124,396	1,010,551
Skopima Merger Sub, Inc. Term Loan B, 9.445%, 1M TSFR + 4.000%, 05/12/28	370,675	369,568
SolarWinds Holdings, Inc. 2024 Term Loan, 8.580%, 1M TSFR + 3.250%, 02/05/27	1,861,875	1,867,360
Sophia LP 2024 Term Loan B, 8.926%, 1M TSFR + 3.500%, 10/09/29	3,792,598	3,813,142
SS&C Technologies, Inc. 2018 Term Loan B5, 7.195%, 1M TSFR + 1.750%, 04/16/25	1,508,191	1,510,211
Symplr Software, Inc. 2020 Term Loan, 9.913%, 3M TSFR + 4.500%, 12/22/27	1,343,488	1,267,581
Turing Midco LLC 2021 Term Loan B, 7.945%, 1M TSFR + 2.500%, 03/24/28	164,224	163,266
UKG, Inc. 2024 Term Loan B, 8.814%, 3M TSFR + 3.500%, 02/10/31	4,913,429	4,940,429
Veritas U.S., Inc. 2021 USD Term Loan B, 10.445%, 1M TSFR + 5.000%, 09/01/25	3,296,970	3,059,657
Waystar Technologies, Inc. 2024 Term Loan B, 9.329%, 1M TSFR + 4.000%, 10/22/29	2,958,650	2,968,821

		79,178,663

Telecommunications—2.0%
CCI Buyer, Inc. Term Loan, 9.320%, 3M TSFR + 4.000%, 12/17/27	473,779	471,579
Ciena Corp. 2020 Term Loan B, 7.329%, 1M TSFR + 2.000%, 10/24/30	1,191,638	1,195,788
Delta TopCo, Inc. 2020 Term Loan B, 9.121%, 6M TSFR + 3.750%, 12/01/27	3,741,514	3,750,164
Digicel International Finance Ltd 2024 Term Loan, 10.469%, 3M TSFR + 5.150%, 05/25/27	1,491,837	1,434,494
GoTo Group, Inc. 2024 First Out Term Loan, 10.093%-10.173%, 3M TSFR + 4.750%, 04/30/28	1,448,245	1,383,979
2024 Second Out Term Loan, 10.173%, 3M TSFR + 4.750%, 04/30/28	1,214,586	935,231
Level 3 Financing, Inc. 2019 Term Loan B, 7.190%, 1M TSFR + 6.560%, 03/01/27	1,333,212	1,328,212
Lumen Technologies, Inc. 2024 Extended Term Loan B1, 7.793%, 1M TSFR + 2.350%, 04/15/29	439,688	328,117
2024 Extended Term Loan B2, 7.793%, 1M TSFR + 2.350%, 04/15/30	439,688	327,568
SBA Senior Finance II LLC 2024 Term Loan B, 7.340%, 1M TSFR + 2.000%, 01/25/31	750,000	751,713

		11,906,845

Transportation—0.6%
First Student Bidco, Inc. 2022 Incremental Term Loan B, 9.448%, 3M TSFR + 4.000%, 07/21/28	1,395,103	1,397,096
Kenan Advantage Group, Inc. 2024 Term Loan B3, 9.080%, 1M TSFR + 3.750%, 01/25/29	2,255,250	2,259,197

		3,656,293

Total Floating Rate Loans (Cost $550,179,585)		543,146,572

Corporate Bonds & Notes—3.1%

Aerospace/Defense—0.1%
TransDigm, Inc. 6.875%, 12/15/30 (144A)	500,000	509,698

Airlines—0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, 04/20/26 (144A)	1,500,000	1,489,785
5.750%, 04/20/29 (144A)	1,500,000	1,474,433

		2,964,218

Auto Parts & Equipment—0.2%
Clarios Global LP 6.750%, 05/15/25 (144A)	225,000	225,200
Clarios Global LP/Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A)	1,215,000	1,214,384

		1,439,584

Commercial Services—0.3%
Garda World Security Corp. 4.625%, 02/15/27 (144A)	850,000	814,464
Wand NewCo 3, Inc. 7.625%, 01/30/32 (144A)	800,000	827,381

		1,641,845

Computers—0.1%
NCR Atleos Corp. 9.500%, 04/01/29 (144A)	500,000	534,804

Diversified Financial Services—0.1%
AG Issuer LLC 6.250%, 03/01/28 (144A)	425,000	416,174

Electric—0.1%
Calpine Corp. 4.500%, 02/15/28 (144A)	300,000	284,542

Engineering & Construction—0.0%
Artera Services LLC 8.500%, 02/15/31 (144A)	125,000	128,155

Entertainment—0.1%
Caesars Entertainment, Inc. 6.500%, 02/15/32 (144A)	400,000	403,522

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
SeaWorld Parks & Entertainment, Inc. 8.750%, 05/01/25 (144A)	250,000	$250,234
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	126,000	126,182

		779,938

Environmental Control—0.1%
GFL Environmental, Inc. 4.250%, 06/01/25 (144A)	625,000	614,795

Insurance—0.6%
AmWINS Group, Inc. 6.375%, 02/15/29 (144A)	600,000	603,239
Panther Escrow Issuer LLC 7.125%, 06/01/31 (144A)	2,850,000	2,897,623

		3,500,862

Machinery-Diversified—0.1%
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	500,000	483,045

Media—0.2%
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	250,000	175,601
5.250%, 08/15/27 (144A)	200,000	145,559
6.375%, 05/01/26	105,163	89,714
8.375%, 05/01/27	190,609	106,479
Virgin Media Secured Finance PLC 4.500%, 08/15/30 (144A)	800,000	689,879

		1,207,232

Software—0.3%
Boxer Parent Co., Inc. 7.125%, 10/02/25 (144A)	500,000	500,446
Cloud Software Group, Inc. 9.000%, 09/30/29 (144A)	500,000	479,559
UKG, Inc. 6.875%, 02/01/31 (144A)	825,000	840,450

		1,820,455

Telecommunications—0.3%
Altice France SA 5.500%, 01/15/28 (144A)	475,000	337,365
Level 3 Financing, Inc. 3.875%, 11/15/29 (144A)	1,500,000	1,537,500

		1,874,865

Total Corporate Bonds & Notes (Cost $18,262,994)		18,200,212

Common Stocks—0.8%
Security Description	Shares	Value

Chemicals—0.0%
Campfire Topco Ltd. - Class A (f) (g) (i) (j)	186,971	0

Commercial Services—0.1%
IAP Worldwide Services LLC (f) (g) (i) (j)	44	0
Monitronics International, Inc. (i) (j)	16,872	337,440

		337,440

Electric Utilities—0.1%
Longview Intermediate Holdings C LLC (i) (j)	39,089	273,623

Energy Equipment & Services—0.0%
Mcdermott International Ltd. (i) (j)	117,431	23,486

Entertainment—0.0%
New Cineworld Ltd. (i) (j)	14,581	254,256

Health Care Equipment & Supplies—0.0%
Akorn Holding Co. LLC (f) (g) (i) (j)	56,220	0

Health Care Providers & Services—0.1%
Envision Parent, Inc. (i) (j)	68,001	590,759

Household Products—0.1%
LG Parent Holding Co. (i) (j)	9,472	41,440
Serta Simmons Bedding, Inc. (i) (j)	90,899	681,743
Serta SSB Equipment Co. (f) (g) (i) (j)	90,899	0

		723,183

Investment Companies—0.0%
Aegletes BV (i) (j)	11,991	15,468

Media—0.0%
GEE Acquisition Holdings Corp. (f) (g) (i) (j)	17,940	0

Metals & Mining—0.2%
AFG Holdings, Inc. (f) (g) (i) (j)	24,746	53,204
American Consolidated Natural Resources, Inc. (i) (j)	12,063	989,166
Phoenix Services International LLC (i) (j)	27,895	223,160

		1,265,530

Pharmaceuticals—0.2%
Covis Midco 1 SARL - Class A (f) (i) (j)	619	315
Covis Midco 1 SARL - Class B (f) (i) (j)	619	315
Covis Midco 1 SARL - Class C (f) (i) (j)	619	316
Covis Midco 1 SARL - Class D (f) (i) (j)	619	316
Covis Midco 1 SARL - Class E (f) (i) (j)	619	316
Mallinckrodt International Finance SA (i) (j)	23,570	1,072,435

		1,074,013

Professional Services—0.0%
Skillsoft Corp. (i) (j)	3,344	30,096

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—0.0%
Phillips Feed Service, Inc. (f) (g) (i) (j)	62	$838

Total Common Stocks (Cost $7,594,647)		4,588,692

Short-Term Investment—4.5%

Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $26,620,627; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $27,145,507.	26,613,234	26,613,234

Total Short-Term Investments (Cost $26,613,234)		26,613,234

Total Investments—101.0% (Cost $602,650,460)		592,548,710
Unfunded Loan Commitments—(0.0)% (Cost $(185,532))		(185,532)
Net Investments—101.0% (Cost $602,464,928)		592,363,178
Other assets and liabilities (net)—(1.0)%		(5,687,197)

Net Assets— 100.0%		$586,675,981

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	This loan will settle after March 31, 2024, at which time the interest rate will be determined.
(c)	The stated interest rates represent the range of rates at March 31, 2024 of the underlying contracts within the senior loan facility.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 0.3% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(j)	Non-income producing security.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $18,004,019, which is 3.1% of net assets.

Glossary of Abbreviations

Index Abbreviations

(TSFR)—	Term Secured Overnight Financing Rate

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$1,230,073	$—	$1,230,073
Aerospace/Defense	—	9,602,697	—	9,602,697
Agriculture	—	510,622	—	510,622
Airlines	—	2,371,449	—	2,371,449
Apparel	—	1,486,393	—	1,486,393
Auto Parts & Equipment	—	9,173,865	—	9,173,865
Banks	—	1,939,743	—	1,939,743
Beverages	—	4,762,720	—	4,762,720
Building Materials	—	20,235,874	—	20,235,874
Chemicals	—	31,252,065	—	31,252,065
Coal	—	571,758	—	571,758
Commercial Services	—	65,332,554	—	65,332,554
Computers	—	16,210,093	—	16,210,093
Cosmetics/Personal Care	—	3,415,315	—	3,415,315
Distribution/Wholesale	—	5,638,674	—	5,638,674
Diversified Financial Services	—	25,037,586	—	25,037,586
Electric	—	3,749,264	—	3,749,264
Electrical Components & Equipment	—	1,750,459	—	1,750,459
Electronics	—	4,026,744	—	4,026,744
Engineering & Construction	—	4,541,292	—	4,541,292
Entertainment	—	15,682,126	—	15,682,126
Environmental Control	—	12,268,061	—	12,268,061
Food	—	6,227,187	—	6,227,187
Food Service	—	1,467,631	—	1,467,631
Forest Products & Paper	—	1,063,075	—	1,063,075
Hand/Machine Tools	—	2,195,609	—	2,195,609
Healthcare-Products	—	1,886,752	—	1,886,752
Healthcare-Services	—	17,524,753	—	17,524,753
Holding Companies-Diversified	—	1,364,971	—	1,364,971
Home Furnishings	—	4,460,519	—	4,460,519
Household Products/Wares	—	2,574,581	—	2,574,581
Housewares	—	2,371,016	—	2,371,016
Insurance	—	24,550,882	—	24,550,882
Internet	—	17,174,075	—	17,174,075
Investment Companies	—	8,844,531	—	8,844,531
Leisure Time	—	12,007,445	—	12,007,445
Lodging	—	4,592,689	—	4,592,689
Machinery-Construction & Mining	—	713,220	—	713,220
Machinery-Diversified	—	12,168,090	—	12,168,090
Media	—	9,112,502	—	9,112,502
Metal Fabricate/Hardware (Less Unfunded Loan Commitments of $10,532)	—	5,328,060	794,911	6,122,971
Mining	—	2,394,330	—	2,394,330

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Miscellaneous Manufacturing (Less Unfunded Loan Commitments of $175,000)	$—	$7,572,212	$—	$7,572,212
Oil & Gas Services	—	97,427	—	97,427
Packaging & Containers	—	8,525,547	—	8,525,547
Pharmaceuticals	—	14,802,458	—	14,802,458
Pipelines	—	8,611,879	—	8,611,879
Real Estate	—	3,998,788	—	3,998,788
Real Estate Investment Trusts	—	1,021,159	—	1,021,159
Retail	—	20,396,208	7,841	20,404,049
Semiconductors	—	3,579,464	—	3,579,464
Software	—	79,178,663	—	79,178,663
Telecommunications	—	11,906,845	—	11,906,845
Transportation	—	3,656,293	—	3,656,293
Total Floating Rate Loans (Less Unfunded Loan Commitments of $185,532)	—	542,158,288	802,752	542,961,040
Total Corporate Bonds & Notes*	—	18,200,212	—	18,200,212
Common Stocks
Chemicals	—	—	0	0
Commercial Services	—	337,440	0	337,440
Electric Utilities	—	273,623	—	273,623
Energy Equipment & Services	23,486	—	—	23,486
Entertainment	—	254,256	—	254,256
Health Care Equipment & Supplies	—	—	0	0
Health Care Providers & Services	—	590,759	—	590,759
Household Products	—	723,183	0	723,183
Investment Companies	—	15,468	—	15,468
Media	—	—	0	0
Metals & Mining	—	1,212,326	53,204	1,265,530
Pharmaceuticals	—	1,074,013	—	1,074,013
Professional Services	30,096	—	—	30,096
Specialty Retail	—	—	838	838
Total Common Stocks	53,582	4,481,068	54,042	4,588,692
Total Short-Term Investment*	—	26,613,234	—	26,613,234
Total Net Investments	$53,582	$591,452,802	$856,794	$592,363,178

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

During the period ended March 31, 2024, a transfer out of Level 3 in the amount of $1,103,574 was due to the initiation of a vendor or a broker providing prices based on market indications which have been determined to be a significant observable input.

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—45.0% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—1.4%
BAE Systems PLC 5.000%, 03/26/27 (144A)	1,200,000	$1,197,560
Boeing Co. 2.196%, 02/04/26 (a)	2,600,000	2,434,118
General Dynamics Corp. 3.250%, 04/01/25 (a)	3,300,000	3,235,748
L3Harris Technologies, Inc. 5.050%, 06/01/29	300,000	299,042
RTX Corp. 4.125%, 11/16/28 (a)	2,700,000	2,611,665

		9,778,133

Agriculture—0.7%
Altria Group, Inc. 2.350%, 05/06/25	2,200,000	2,129,099
Imperial Brands Finance PLC 3.125%, 07/26/24 (144A)	300,000	297,390
4.250%, 07/21/25 (144A) (a)	800,000	785,351
Philip Morris International, Inc. 4.875%, 02/15/28 (a)	900,000	897,520
5.250%, 09/07/28	900,000	910,503

		5,019,863

Airlines—0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, 04/20/26 (144A)	750,000	744,892
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500%, 10/20/25 (144A)	3,095,735	3,064,251
United Airlines Pass-Through Trust 4.875%, 07/15/27	111,200	109,413

		3,918,556

Apparel—0.3%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A)	700,000	681,538
Tapestry, Inc. 7.000%, 11/27/26 (a)	1,400,000	1,442,454
7.050%, 11/27/25 (a)	350,000	357,202

		2,481,194

Auto Manufacturers—1.1%
Hyundai Capital America 5.250%, 01/08/27 (144A) (a)	1,400,000	1,398,743
Mercedes-Benz Finance North America LLC 4.950%, 03/30/25 (144A) (a)	2,100,000	2,091,471
Toyota Motor Credit Corp. 5.000%, 03/19/27 (a)	1,700,000	1,705,213
Volkswagen Group of America Finance LLC 5.400%, 03/20/26 (144A)	2,400,000	2,400,547

		7,595,974

Banks—14.5%
ABN AMRO Bank NV 6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (b)	600,000	610,295

Banks—(Continued)
Bank of America Corp. 3.384%, SOFR + 1.330%, 04/02/26 (b)	2,800,000	2,738,591
4.376%, SOFR + 1.580%, 04/27/28 (b)	2,500,000	2,440,487
Bank of Montreal 4.250%, 09/14/24	3,000,000	2,981,549
Bank of New York Mellon 5.224%, SOFR + 0.800%, 11/21/25 (b)	2,300,000	2,295,816
Bank of Nova Scotia 2.951%, 03/11/27	2,300,000	2,171,362
BNP Paribas SA 2.219%, SOFR + 2.074%, 06/09/26 (144A) (b)	700,000	673,052
2.819%, 3M TSFR + 1.373%, 11/19/25 (144A) (b)	1,500,000	1,471,051
BPCE SA 2.375%, 01/14/25 (144A)	3,000,000	2,920,776
Citigroup, Inc. 3.290%, SOFR + 1.528%, 03/17/26 (a) (b)	1,900,000	1,856,827
4.600%, 03/09/26	4,000,000	3,936,542
5.174%, SOFR + 1.364%, 02/13/30 (a) (b)	1,250,000	1,244,167
Danske Bank AS 5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (b)	1,600,000	1,610,223
Deutsche Bank AG 4.162%, 05/13/25	2,000,000	1,970,128
Goldman Sachs Bank USA 5.283%, SOFR + 0.777%, 03/18/27 (a) (b)	2,300,000	2,298,846
Goldman Sachs Group, Inc. 2.640%, SOFR + 1.114%, 02/24/28 (a) (b)	2,000,000	1,862,765
3.750%, 02/25/26 (a)	2,000,000	1,952,606
4.250%, 10/21/25	3,000,000	2,943,610
4.387%, SOFR + 1.510%, 06/15/27 (b)	900,000	882,611
5.700%, 11/01/24 (a)	1,600,000	1,600,624
HSBC Holdings PLC 0.976%, SOFR + 0.708%, 05/24/25 (b)	900,000	893,073
1.645%, SOFR + 1.538%, 04/18/26 (b)	1,500,000	1,436,733
4.180%, SOFR + 1.510%, 12/09/25 (a) (b)	1,900,000	1,876,914
Huntington National Bank 5.699%, SOFR + 1.215%, 11/18/25 (b)	1,700,000	1,690,109
Intesa Sanpaolo SpA 4.000%, 09/23/29 (144A) (a)	2,000,000	1,847,475
JPMorgan Chase & Co. 2.083%, SOFR + 1.850%, 04/22/26 (a) (b)	5,400,000	5,203,236
3.845%, SOFR + 0.980%, 06/14/25 (a) (b)	1,700,000	1,692,594
3.875%, 09/10/24	2,500,000	2,479,820
5.012%, SOFR + 1.310%, 01/23/30 (b)	1,000,000	995,904
KeyBank NA 4.150%, 08/08/25 (a)	1,600,000	1,555,255
Manufacturers & Traders Trust Co. 5.400%, 11/21/25 (a)	2,300,000	2,279,284
Mitsubishi UFJ Financial Group, Inc. 5.063%, 1Y H15 + 1.550%, 09/12/25 (b)	3,200,000	3,189,028
Mizuho Financial Group, Inc. 5.778%, 1Y H15 + 1.650%, 07/06/29 (b)	1,400,000	1,430,498
Morgan Stanley 2.188%, SOFR + 1.990%, 04/28/26 (b)	2,900,000	2,797,779
4.210%, SOFR + 1.610%, 04/20/28 (a) (b)	2,500,000	2,429,329
4.350%, 09/08/26	2,200,000	2,152,512
5.173%, SOFR + 1.450%, 01/16/30 (a) (b)	1,500,000	1,501,270

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
National Bank of Canada 3.750%, SOFR + 1.009%, 06/09/25 (b)	2,300,000	$2,289,949
Nordea Bank Abp 4.750%, 09/22/25 (144A)	1,200,000	1,192,065
PNC Financial Services Group, Inc. 5.300%, SOFR + 1.342%, 01/21/28 (a) (b)	600,000	600,685
Santander U.K. Group Holdings PLC 1.673%, SOFR + 0.989%, 06/14/27 (a) (b)	1,800,000	1,646,593
Shinhan Bank Co. Ltd. 1.375%, 10/21/26 (144A)	2,500,000	2,273,003
Societe Generale SA 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (b)	1,500,000	1,373,941
2.226%, 1Y H15 + 1.050%, 01/21/26 (144A) (a) (b)	1,700,000	1,648,036
Toronto-Dominion Bank 4.285%, 09/13/24	4,200,000	4,175,178
Truist Financial Corp. 5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	1,000,000	998,834
5.900%, SOFR + 1.626%, 10/28/26 (a) (b)	2,000,000	2,009,920
UBS Group AG 4.550%, 04/17/26	1,200,000	1,180,752
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a) (b)	1,900,000	1,905,865
Wells Fargo & Co. 2.188%, SOFR + 2.000%, 04/30/26 (a) (b)	2,500,000	2,407,573
4.100%, 06/03/26 (a)	3,000,000	2,920,021
5.198%, SOFR + 1.500%, 01/23/30 (a) (b)	800,000	798,314
6.303%, SOFR + 1.790%, 10/23/29 (b)	900,000	937,386
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,198,607

		105,469,463

Beverages—0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.650%, 02/01/26 (a)	1,400,000	1,368,063
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29	1,500,000	1,499,562
Coca-Cola Europacific Partners PLC 1.500%, 01/15/27 (144A) (a)	1,600,000	1,452,143

		4,319,768

Biotechnology—0.5%
Amgen, Inc. 5.150%, 03/02/28 (a)	2,300,000	2,314,744
Bio-Rad Laboratories, Inc. 3.300%, 03/15/27	300,000	284,477
Illumina, Inc. 5.800%, 12/12/25 (a)	1,200,000	1,202,004

		3,801,225

Chemicals—0.2%
Rain Carbon, Inc. 12.250%, 09/01/29 (144A) (a)	1,100,000	1,141,049

Commercial Services—0.2%
EquipmentShare.com, Inc. 9.000%, 05/15/28 (144A)	1,100,000	1,132,991

Commercial Services—(Continued)
Grand Canyon University 4.125%, 10/01/24	600,000	583,176

		1,716,167

Computers—0.2%
Hewlett Packard Enterprise Co. 5.900%, 10/01/24 (a)	1,700,000	1,702,542

Cosmetics/Personal Care—0.9%
Estee Lauder Cos., Inc. 4.375%, 05/15/28 (a)	950,000	935,824
Haleon U.S. Capital LLC 3.375%, 03/24/27 (a)	3,400,000	3,253,718
Kenvue, Inc. 5.050%, 03/22/28 (a)	2,300,000	2,324,713

		6,514,255

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28 (a)	1,000,000	904,821
6.100%, 01/15/27	1,000,000	1,016,365
Capital One Financial Corp. 3.800%, 01/31/28 (a)	2,500,000	2,377,350
GGAM Finance Ltd. 8.000%, 06/15/28 (144A) (a)	500,000	522,164
Jefferson Capital Holdings LLC 9.500%, 02/15/29 (144A)	500,000	511,819

		5,332,519

Electric—3.7%
Berkshire Hathaway Energy Co. 4.050%, 04/15/25	1,700,000	1,678,325
Dominion Energy, Inc. 1.450%, 04/15/26 (a)	2,000,000	1,852,389
DTE Energy Co. 4.875%, 06/01/28 (a)	1,500,000	1,483,040
Duke Energy Corp. 4.300%, 03/15/28 (a)	4,500,000	4,396,340
Electricite de France SA 5.700%, 05/23/28 (144A) (a)	300,000	304,353
Exelon Corp. 3.400%, 04/15/26 (a)	2,000,000	1,933,397
4.050%, 04/15/30	2,400,000	2,263,394
Florida Power & Light Co. 4.400%, 05/15/28 (a)	910,000	900,171
Korea East-West Power Co. Ltd. 1.750%, 05/06/25 (144A)	2,500,000	2,403,341
3.600%, 05/06/25 (144A) (a)	1,600,000	1,569,206
NextEra Energy Capital Holdings, Inc. 5.749%, 09/01/25	1,700,000	1,707,294
6.051%, 03/01/25	900,000	903,424
Southern Co. 3.250%, 07/01/26 (a)	3,000,000	2,883,057
5.500%, 03/15/29	1,700,000	1,732,312

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Vistra Operations Co. LLC 4.375%, 05/01/29 (144A) (a)	1,200,000	$1,111,662

		27,121,705

Electrical Components & Equipment—0.2%
WESCO Distribution, Inc. 6.375%, 03/15/29 (144A) (a)	1,100,000	1,111,309

Electronics—0.2%
Flex Ltd. 3.750%, 02/01/26 (a)	1,300,000	1,260,773

Entertainment—0.2%
Banijay Entertainment SASU 8.125%, 05/01/29 (144A) (a)	600,000	618,834
Caesars Entertainment, Inc. 4.625%, 10/15/29 (144A) (a)	1,200,000	1,094,245

		1,713,079

Environmental Control—0.2%
Stericycle, Inc. 3.875%, 01/15/29 (144A) (a)	1,200,000	1,087,694

Food—0.7%
Campbell Soup Co. 5.200%, 03/19/27 (a)	1,200,000	1,202,796
Hershey Co. 4.250%, 05/04/28	900,000	891,816
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.125%, 02/01/28	1,500,000	1,477,135
Sysco Corp. 5.750%, 01/17/29 (a)	1,100,000	1,131,829

		4,703,576

Healthcare-Products—0.6%
Baxter International, Inc. 1.915%, 02/01/27 (a)	3,000,000	2,739,237
GE HealthCare Technologies, Inc. 5.550%, 11/15/24 (a)	900,000	898,824
5.650%, 11/15/27	1,000,000	1,018,283

		4,656,344

Healthcare-Services—1.4%
Centene Corp. 3.375%, 02/15/30	900,000	796,439
CHS/Community Health Systems, Inc. 6.000%, 01/15/29 (144A) (a)	1,100,000	960,958
Elevance Health, Inc. 1.500%, 03/15/26 (a)	3,000,000	2,794,315
HCA, Inc. 5.200%, 06/01/28 (a)	2,600,000	2,607,356
IQVIA, Inc. 6.250%, 02/01/29 (a)	1,000,000	1,038,325

Healthcare-Services—(Continued)
Quest Diagnostics, Inc. 3.450%, 06/01/26	2,100,000	2,027,162

		10,224,555

Home Builders—0.2%
Toll Brothers Finance Corp. 4.350%, 02/15/28 (a)	1,500,000	1,449,585

Insurance—2.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 5.875%, 11/01/29 (144A)	600,000	557,393
6.750%, 04/15/28 (144A) (a)	500,000	503,529
Athene Global Funding 5.516%, 03/25/27 (144A)	2,400,000	2,402,373
Corebridge Global Funding 5.900%, 09/19/28 (144A)	1,600,000	1,639,133
GA Global Funding Trust 3.850%, 04/11/25 (144A) (a)	3,800,000	3,728,809
Marsh & McLennan Cos., Inc. 4.375%, 03/15/29 (a)	2,600,000	2,557,187
New York Life Global Funding 3.600%, 08/05/25 (144A)	3,200,000	3,131,909
4.900%, 04/02/27 (144A)	2,400,000	2,395,952
Northwestern Mutual Global Funding 4.900%, 06/12/28 (144A) (a)	1,500,000	1,491,441
Pricoa Global Funding I 5.100%, 05/30/28 (144A) (a)	1,500,000	1,503,020
Protective Life Global Funding 3.218%, 03/28/25 (144A)	1,500,000	1,468,568

		21,379,314

Internet—0.8%
Meta Platforms, Inc. 4.600%, 05/15/28 (a)	3,100,000	3,098,321
Netflix, Inc. 3.625%, 06/15/25 (144A)	800,000	783,073
4.375%, 11/15/26 (a)	700,000	689,453
Tencent Holdings Ltd. 1.810%, 01/26/26 (144A)	900,000	847,620

		5,418,467

Lodging—0.3%
Marriott International, Inc. 4.875%, 05/15/29	700,000	692,895
Sands China Ltd. 2.300%, 03/08/27	1,200,000	1,086,826
Studio City Finance Ltd. 6.000%, 07/15/25 (144A) (a)	700,000	688,665

		2,468,386

Machinery-Diversified—0.0%
Esab Corp. 6.250%, 04/15/29 (144A)	200,000	200,937

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25 (a)	3,000,000	$2,963,490
Comcast Corp. 4.550%, 01/15/29 (a)	2,000,000	1,983,902
Fox Corp. 3.050%, 04/07/25 (a)	1,700,000	1,657,447
4.709%, 01/25/29 (a)	1,500,000	1,479,003
TWDC Enterprises 18 Corp. 3.150%, 09/17/25 (a)	3,000,000	2,917,527
Walt Disney Co. 1.750%, 01/13/26 (a)	1,300,000	1,228,970

		12,230,339

Miscellaneous Manufacturing—0.3%
Hillenbrand, Inc. 6.250%, 02/15/29 (a)	400,000	403,432
Parker-Hannifin Corp. 3.650%, 06/15/24 (a)	1,600,000	1,593,033

		1,996,465

Multi-National—0.2%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,228,718

Oil & Gas—2.2%
Aker BP ASA 2.000%, 07/15/26 (144A)	1,010,000	933,391
BP Capital Markets America, Inc. 3.410%, 02/11/26 (a)	2,000,000	1,944,252
3.796%, 09/21/25 (a)	3,200,000	3,145,118
CITGO Petroleum Corp. 6.375%, 06/15/26 (144A)	1,100,000	1,103,281
Endeavor Energy Resources LP/EER Finance, Inc. 5.750%, 01/30/28 (144A)	900,000	907,295
Equinor ASA 1.750%, 01/22/26 (a)	1,300,000	1,228,583
2.875%, 04/06/25	4,700,000	4,590,484
Petroleos Mexicanos 6.875%, 10/16/25 (a)	350,000	345,469
Var Energi ASA 7.500%, 01/15/28 (144A) (a)	1,400,000	1,480,747

		15,678,620

Oil & Gas Services—0.3%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.337%, 12/15/27 (a)	2,000,000	1,891,803

Packaging & Containers—0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250%, 08/15/27 (144A) (a)	1,100,000	693,000

Pharmaceuticals—1.7%
AstraZeneca PLC 0.700%, 04/08/26	200,000	183,948

Pharmaceuticals—(Continued)
Cigna Group 1.250%, 03/15/26 (a)	1,666,000	1,543,267
4.375%, 10/15/28	2,000,000	1,950,990
CVS Health Corp. 1.300%, 08/21/27 (a)	1,300,000	1,152,276
4.300%, 03/25/28 (a)	1,600,000	1,561,401
5.000%, 01/30/29 (a)	1,500,000	1,504,149
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/28 (a)	2,700,000	2,661,583
Teva Pharmaceutical Finance Netherlands III BV 4.750%, 05/09/27 (a)	1,000,000	968,075
Viatris, Inc. 1.650%, 06/22/25	900,000	855,857

		12,381,546

Pipelines—1.8%
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25 (a)	2,500,000	2,500,719
Energy Transfer LP 4.050%, 03/15/25	1,800,000	1,773,388
EnLink Midstream Partners LP 4.850%, 07/15/26 (a)	1,100,000	1,078,375
Enterprise Products Operating LLC 4.150%, 10/16/28 (a)	2,500,000	2,431,854
MPLX LP 4.875%, 12/01/24	2,500,000	2,486,458
Sabine Pass Liquefaction LLC 5.625%, 03/01/25	1,700,000	1,698,513
5.750%, 05/15/24 (a)	110,000	109,967
Venture Global LNG, Inc. 8.125%, 06/01/28 (144A)	600,000	612,112
Williams Cos., Inc. 4.000%, 09/15/25 (a)	500,000	490,461

		13,181,847

Real Estate Investment Trusts—0.8%
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27 (a)	1,300,000	1,088,750
Prologis LP 4.875%, 06/15/28 (a)	2,250,000	2,252,418
Prologis Targeted U.S. Logistics Fund LP 5.250%, 04/01/29 (144A) (a)	500,000	498,566
Public Storage Operating Co. 5.125%, 01/15/29 (a)	400,000	406,495
RHP Hotel Properties LP/RHP Finance Corp. 4.500%, 02/15/29 (144A) (a)	400,000	373,500
VICI Properties LP/VICI Note Co., Inc. 3.750%, 02/15/27 (144A) (a)	1,500,000	1,421,626

		6,041,355

Retail—0.2%
KSouth Africa Ltd. 3.000%, 12/31/49 (144A) † (c) (d) (e)	712,186	0
25.000%, 12/31/49 (144A) † (c) (d) (e)	313,720	0

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
O’Reilly Automotive, Inc. 5.750%, 11/20/26	1,450,000	$1,473,859

		1,473,859

Semiconductors—0.4%
SK Hynix, Inc. 1.500%, 01/19/26 (144A)	3,400,000	3,166,290

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27 (a)	1,000,000	918,622

Telecommunications—1.7%
AT&T, Inc. 1.650%, 02/01/28 (a)	2,700,000	2,391,106
2.300%, 06/01/27 (a)	400,000	368,706
CommScope Technologies LLC 6.000%, 06/15/25 (144A) (a)	300,000	260,910
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 09/20/29 (144A)	75,000	74,587
T-Mobile USA, Inc. 4.950%, 03/15/28	3,000,000	2,992,782
Verizon Communications, Inc. 1.450%, 03/20/26 (a)	4,300,000	4,009,354
2.100%, 03/22/28	2,500,000	2,250,658

		12,348,103

Trucking & Leasing—0.3%
DAE Funding LLC 1.550%, 08/01/24 (144A)	600,000	590,158
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.350%, 03/30/29 (144A)	1,500,000	1,501,026

		2,091,184

Total Corporate Bonds & Notes (Cost $335,097,942)		326,908,183

U.S. Treasury & Government Agencies—27.1%

Agency Sponsored Mortgage - Backed—2.6%
Federal Home Loan Mortgage Corp. 3.000%, 10/01/37	3,241,422	3,015,339
3.500%, 10/01/37	3,416,941	3,246,274
Federal Home Loan Mortgage Corp. STACR Debt Notes 9.185%, SOFR30A + 3.864%, 09/25/24 (b)	1,561,621	1,582,125
10.085%, SOFR30A + 4.764%, 10/25/28 (b)	1,270,915	1,335,262
10.585%, SOFR30A + 5.264%, 11/25/28 (b)	902,139	956,729
Federal Home Loan Mortgage Corp. STACR REMICS Trust 7.320%, SOFR30A + 2.000%, 04/25/42 (144A) (b)	1,018,250	1,031,418
Federal National Mortgage Association
4.291%, 1Y H15 + 2.166%, 07/01/33 (b)	16,167	15,732
4.395%, 1Y H15 + 2.270%, 01/01/29 (b)	1,301	1,261
4.421%, 1Y H15 + 2.156%, 03/01/30 (b)	120	117
4.500%, 09/01/24	6,479	6,441

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.500%, 03/01/25	51,351	50,910
4.549%, 1Y H15 + 2.270%, 08/01/30 (b)	7,826	7,622
4.560%, 1Y RFUCCT + 1.810%, 04/01/40 (b)	582	583
4.845%, 6M RFUCCT + 0.845%, 11/01/33 (b)	326	323
4.913%, 6M RFUCCT + 1.413%, 11/01/34 (b)	1,451	1,439
5.038%, 6M RFUCCT + 1.538%, 09/01/35 (b)	4,014	3,990
5.125%, 1Y RFUCCT + 1.750%, 04/01/34 (b)	13,044	12,928
5.185%, 1Y RFUCCT + 1.810%, 04/01/35 (b)	107,515	106,514
5.418%, 1Y RFUCCT + 1.580%, 03/01/33 (b)	10,973	10,966
5.511%, 1Y H15 + 2.471%, 09/01/33 (b)	331	329
5.540%, 6M RFUCCT + 1.415%, 12/01/32 (b)	35,307	34,868
5.583%, 1Y RFUCCT + 1.833%, 08/01/32 (b)	26,392	26,267
5.622%, 1Y RFUCCT + 1.689%, 05/01/33 (b)	3,373	3,330
5.625%, 1Y RFUCCT + 1.375%, 07/01/33 (b)	9,937	9,823
5.663%, 6M RFUCCT + 1.795%, 06/01/28 (b)	635	631
5.665%, 6M RFUCCT + 1.415%, 06/01/32 (b)	6,196	6,131
5.665%, 1Y RFUCCT + 1.711%, 09/01/35 (b)	627,040	643,567
5.670%, 6M RFUCCT + 1.570%, 11/01/35 (b)	21,000	21,310
5.676%, 1Y H15 + 2.233%, 09/01/36 (b)	232	230
5.709%, 6M RFUCCT + 1.399%, 03/01/35 (b)	8,939	8,945
5.735%, 1Y H15 + 2.241%, 03/01/38 (b)	3,367	3,370
5.752%, 1Y RFUCCT + 1.502%, 07/01/33 (b)	22,731	22,574
5.758%, 6M RFUCCT + 1.635%, 03/01/37 (b)	1,301	1,326
5.800%, 1Y H15 + 1.675%, 11/01/32 (b)	6,739	6,662
5.800%, 1Y RFUCCT + 1.550%, 02/01/44 (b)	24,957	24,838
5.821%, 1Y RFUCCT + 1.571%, 11/01/36 (b)	196	195
5.839%, 1Y H15 + 2.290%, 01/01/32 (b)	287	289
5.847%, 1Y RFUCCT + 1.676%, 11/01/36 (b)	465,094	468,575
5.858%, 1Y H15 + 1.859%, 08/01/29 (b)	180	179
5.887%, 1Y H15 + 2.175%, 11/01/35 (b)	544,589	557,430
5.895%, 1Y RFUCCT + 1.645%, 09/01/39 (b)	1,480	1,468
5.901%, 1Y RFUCCT + 1.651%, 10/01/33 (b)	13,391	13,296
5.901%, 1Y RFUCCT + 1.619%, 01/01/36 (b)	13,255	13,201
5.905%, 1Y RFUCCT + 1.655%, 08/01/34 (b)	731	727
5.906%, 1Y RFUCCT + 1.905%, 11/01/35 (b)	193,119	198,644
5.943%, 1Y RFUCCT + 1.693%, 08/01/37 (b)	2,860	2,873
5.960%, 1Y RFUCCT + 1.585%, 02/01/36 (b)	8,806	8,791
5.973%, 1Y RFUCCT + 1.723%, 10/01/36 (b)	924	925
6.000%, 6M RFUCCT + 2.250%, 10/01/33 (b)	14,451	14,348
6.011%, 1Y H15 + 2.190%, 09/01/33 (b)	1,009	1,005
6.015%, 1Y RFUCCT + 1.690%, 11/01/35 (b)	2,121	2,098
6.028%, 1Y RFUCCT + 1.778%, 12/01/35 (b)	96,239	96,172
6.030%, 1Y RFUCCT + 1.530%, 02/01/33 (b)	23,901	23,895
6.094%, 1Y H15 + 2.025%, 04/01/27 (b)	4	4
6.094%, 1Y RFUCCT + 1.844%, 09/01/37 (b)	617	616
6.123%, 1Y H15 + 1.998%, 10/01/32 (b)	8,132	8,072
6.150%, 1Y H15 + 2.150%, 08/01/33 (b)	33,417	33,396
6.161%, 1Y H15 + 2.223%, 07/01/35 (b)	5,546	5,609
6.176%, 1Y H15 + 2.091%, 07/01/33 (b)	12,686	12,700
6.208%, 1Y RFUCCT + 1.833%, 03/01/36 (b)	12,615	12,572
6.277%, 1Y H15 + 2.152%, 12/01/33 (b)	31,844	31,604
6.290%, 1Y H15 + 2.290%, 08/01/32 (b)	2,946	2,934
6.323%, 1Y RFUCCT + 1.815%, 03/01/36 (b)	8,289	8,285
6.394%, 1Y H15 + 2.360%, 11/01/34 (b)	647,774	666,415
6.395%, 1Y H15 + 2.270%, 01/01/32 (b)	3,916	3,870

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
6.410%, 1Y H15 + 2.285%, 02/01/35 (b)	24,734	$24,508
6.447%, 1Y H15 + 2.474%, 07/01/28 (b)	453	450
6.468%, 1Y H15 + 2.432%, 04/01/36 (b)	1,342	1,331
6.481%, 6M RFUCCT + 2.106%, 09/01/33 (b)	16,637	16,475
6.525%, 6M RFUCCT + 2.275%, 08/01/32 (b)	5,978	5,904
6.525%, 1Y H15 + 2.275%, 06/01/35 (b)	32,935	32,619
6.964%, 6M RFUCCT + 1.157%, 03/01/28 (b)	1,173	1,170
6.972%, 6M RFUCCT + 1.090%, 11/01/33 (b)	527	525
7.244%, 6M RFUCCT + 1.585%, 03/01/36 (b)	35,096	35,471
7.267%, 6M RFUCCT + 1.430%, 02/01/36 (b)	8,673	8,707
7.370%, 6M RFUCCT + 1.620%, 11/01/32 (b)	2,817	2,806
7.445%, 6M RFUCCT + 1.570%, 12/01/34 (b)	15,249	15,420
7.519%, 6M RFUCCT + 1.693%, 04/01/36 (b)	11,903	12,034
Federal National Mortgage Association Connecticut Avenue Securities 6.420%, SOFR30A + 1.100%, 02/25/44 (144A) (b)	1,271,230	1,271,624
8.335%, SOFR30A + 3.014%, 07/25/24 (b)	394,764	396,720
9.435%, SOFR30A + 4.114%, 05/25/25 (b)	690,683	711,437
9.735%, SOFR30A + 4.414%, 02/25/25 (b)	579,728	592,722
10.435%, SOFR30A + 5.114%, 07/25/25 (b)	623,389	648,325
12.385%, SOFR30A + 7.064%, 08/25/28 (b)	592,676	617,784

		18,786,394

U.S. Treasury—24.5%
U.S. Treasury Inflation-Indexed Notes 0.125%, 04/15/26 (f)	8,348,464	7,995,358
U.S. Treasury Notes 0.250%, 05/31/25	23,000,000	21,783,516
0.375%, 04/30/25	5,000,000	4,758,984
0.375%, 01/31/26	2,000,000	1,849,141
0.750%, 08/31/26	12,000,000	10,969,219
1.000%, 12/15/24 (a) (g)	10,000,000	9,712,207
1.500%, 02/15/25	18,500,000	17,928,921
1.625%, 02/15/26	4,000,000	3,782,500
2.625%, 04/15/25	23,000,000	22,446,588
2.875%, 05/31/25 (a)	35,000,000	34,179,687
2.875%, 11/30/25	36,000,000	34,918,594
4.625%, 06/30/25	8,000,000	7,970,937

		178,295,652

Total U.S. Treasury & Government Agencies (Cost $199,460,032)		197,082,046

Asset-Backed Securities—15.2%

Asset-Backed - Automobile—3.4%
Ford Credit Auto Owner Trust 5.090%, 12/15/28	2,330,000	2,336,691
GM Financial Consumer Automobile Receivables Trust 4.850%, 12/18/28	4,000,000	3,988,984
5.780%, 08/16/28	2,590,000	2,628,039
Honda Auto Receivables Owner Trust 5.360%, 09/15/26	2,290,000	2,290,289
5.410%, 02/18/28	2,960,000	2,974,199
5.670%, 06/21/28	2,250,000	2,277,228

Asset-Backed - Automobile—(Continued)
Hyundai Auto Receivables Trust 4.990%, 02/15/29	1,230,000	1,229,924
5.800%, 01/15/27	3,207,000	3,215,256
Nissan Auto Receivables Owner Trust 4.910%, 11/15/27	1,700,000	1,692,319
Toyota Auto Receivables Owner Trust 4.830%, 10/16/28	2,330,000	2,320,852

		24,953,781

Asset-Backed - Credit Card—5.1%
American Express Credit Account Master Trust 3.390%, 05/15/27	3,900,000	3,819,429
3.750%, 08/15/27	5,496,000	5,390,077
4.870%, 05/15/28	3,620,000	3,612,348
BA Credit Card Trust 3.530%, 11/15/27	1,200,000	1,175,973
4.980%, 11/15/28	2,000,000	2,004,791
5.000%, 04/15/28	4,000,000	3,989,528
Capital One Multi-Asset Execution Trust 3.490%, 05/15/27	5,720,000	5,605,261
Chase Issuance Trust 3.970%, 09/15/27	2,047,000	2,011,823
Discover Card Execution Note Trust 3.560%, 07/15/27	5,710,000	5,585,998
4.930%, 06/15/28	3,620,000	3,612,963

		36,808,191

Asset-Backed - Other—6.7%
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,103,913	2,058,165
Bain Capital Credit CLO Ltd. 6.727%, 3M TSFR + 1.412%, 04/23/31 (144A) (b)	1,000,000	994,775
BlueMountain CLO Ltd. 6.533%, 3M TSFR + 1.200%, 11/15/30 (144A) (b)	3,900,000	3,900,000
Carlyle Direct Lending CLO LLC 7.776%, 3M TSFR + 2.462%, 10/15/31 (144A) † (b)	1,000,000	998,049
Carlyle Global Market Strategies CLO Ltd. 6.545%, 3M TSFR + 1.220%, 07/20/32 (144A) (b)	3,510,000	3,510,000
CF Hippolyta Issuer LLC 1.690%, 07/15/60 (144A)	1,142,304	1,067,962
Cook Park CLO Ltd. 6.698%, 3M TSFR + 1.382%, 04/17/30 (144A) (b)	1,500,000	1,497,683
Countrywide Asset-Backed Certificates Trust 6.194%, 1M TSFR + 0.864%, 03/25/34 (b)	27,205	27,094
Dryden 45 Senior Loan Fund 6.976%, 3M TSFR + 1.662%, 10/15/30 (144A) (b)	3,000,000	2,986,632
FirstKey Homes Trust 1.266%, 10/19/37 (144A)	1,362,233	1,274,900
Home Partners of America Trust 2.649%, 01/17/41 (144A)	485,143	430,414
Madison Park Funding XXIX Ltd. 6.489%, 3M TSFR + 1.180%, 10/18/30 (144A) (b)	3,630,000	3,630,650
Neuberger Berman CLO XVIII Ltd. 6.979%, 3M TSFR + 1.662%, 10/21/30 (144A) (b)	1,700,000	1,698,320

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
New Economy Assets Phase 1 Sponsor LLC 1.910%, 10/20/61 (144A)	5,010,000	$4,387,460
Octagon 58 Ltd. 7.664%, 3M TSFR + 2.350%, 07/15/37 (144A) (b)	3,000,000	3,000,807
Octagon Investment Partners 28 Ltd. 7.030%, 3M TSFR + 1.712%, 10/24/30 (144A) (b)	2,000,000	1,990,474
Octagon Investment Partners 35 Ltd. 6.679%, 3M TSFR + 1.362%, 01/20/31 (144A) (b)	600,000	600,586
OHA Credit Partners VII Ltd. 6.651%, 3M TSFR + 1.332%, 02/20/34 (144A) (b)	6,398,000	6,406,036
RAAC Trust 6.144%, 1M TSFR + 0.814%, 03/25/34 (b)	43,905	43,043
RR 14 Ltd. 6.696%, 3M TSFR + 1.382%, 04/15/36 (144A) (b)	5,382,000	5,387,398
Voya CLO Ltd. 6.960%, 3M TSFR + 1.662%, 10/18/31 (144A) (b)	2,454,544	2,432,360

		48,322,808

Total Asset-Backed Securities (Cost $111,306,548)		110,084,780

Mortgage-Backed Securities—4.6%

Collateralized Mortgage Obligations—3.3%
Adjustable Rate Mortgage Trust 5.183%, 02/25/35 (b)	606,048	591,843
BRAVO Residential Funding Trust 3.500%, 10/25/44 (144A) (b)	897,965	842,089
CHL Mortgage Pass-Through Trust 4.512%, 07/25/34 (b)	160,169	147,845
COLT Mortgage Loan Trust 4.301%, 03/25/67 (144A) (b)	920,466	895,985
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	34,172	19,751
JP Morgan Mortgage Trust 2.500%, 10/25/51 (144A) (b)	4,107,295	3,586,598
2.500%, 04/25/52 (144A) (b)	3,683,277	3,202,030
2.500%, 06/25/52 (144A) (b)	719,587	621,956
Merrill Lynch Mortgage Investors Trust 6.184%, 1M TSFR + 0.854%, 03/25/28 (b)	53,370	50,023
Mill City Mortgage Loan Trust 3.250%, 05/25/62 (144A) (b)	486,371	474,341
3.500%, 04/25/66 (144A) (b)	1,089,867	1,049,304
New York Mortgage Trust 6.119%, 1M TSFR + 0.789%, 02/25/36 (b)	39,581	38,057
OBX Trust 2.500%, 05/25/51 (144A) (b)	2,432,265	2,117,724
2.500%, 10/25/51 (144A) (b)	648,348	562,505
6.094%, 1M TSFR + 0.764%, 06/25/57 (144A) (b)	286,851	275,530
Provident Funding Mortgage Trust 2.500%, 10/25/51 (144A) (b)	2,525,591	2,182,218
PSMC Trust 2.500%, 08/25/51 (144A) (b)	3,761,190	3,291,625
Sequoia Mortgage Trust 6.083%, 1M TSFR + 0.754%, 11/20/34 (b)	103,186	94,873

Collateralized Mortgage Obligations—(Continued)
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (b)	18,118	18,041
3.000%, 06/25/58 (144A) (b)	1,351,008	1,248,943
3.750%, 03/25/58 (144A) (b)	333,952	316,888
3.750%, 05/25/58 (144A) (b)	1,834,736	1,764,483
WaMu Mortgage Pass-Through Certificates Trust 5.904%, 1M TSFR + 0.574%, 04/25/45 (b)	431,390	418,633

		23,811,285

Commercial Mortgage-Backed Securities—1.3%
BX Commercial Mortgage Trust 6.140%, 1M TSFR + 0.814%, 09/15/36 (144A) (b)	1,950,000	1,935,536
BX Mortgage Trust 6.129%, 1M TSFR + 0.804%, 10/15/36 (144A) (b)	2,643,000	2,619,874
BX Trust 6.816%, 1M TSFR + 1.491%, 04/15/37 (144A) (b)	2,510,848	2,513,987
DBCG Mortgage Trust 8.500%, 06/15/34 (144A) (b)	2,550,000	2,556,353

		9,625,750

Total Mortgage-Backed Securities (Cost $36,393,226)		33,437,035

Floating Rate Loans (h)—2.1%

Aerospace/Defense—0.1%
Alloy Finco Ltd.
USD Holdco PIK Term Loan, 13.500%, 03/06/25 (i)	551,882	469,444

Airlines—0.1%
American Airlines, Inc.
2023 1st Lien Term Loan, 8.775%, 6M TSFR + 3.500%, 06/04/29	140,000	140,573
United Airlines, Inc.
2024 Term Loan B, 8.076%, 3M TSFR + 2.750%, 02/15/31	240,000	240,619
WestJet Loyalty LP Term Loan B, 02/14/31 (j)	240,000	240,325

		621,517

Apparel—0.0%
Hanesbrands, Inc.
2023 Term Loan B, 9.079%, 1M TSFR + 3.750%, 03/08/30	199,496	199,683

Auto Parts & Equipment—0.1%
First Brands Group LLC
2021 Term Loan, 10.574%, 3M TSFR + 5.000%, 03/30/27	425,914	427,086

Beverages—0.0%
Triton Water Holdings, Inc. Term Loan, 8.860%, 3M TSFR + 3.250%, 03/31/28	344,741	341,509

Building Materials—0.0%
Summit Materials LLC
2023 Incremental Term Loan B, 7.826%, 3M TSFR + 2.500%, 01/12/29	50,602	50,928

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.0%
INEOS Styrolution U.S. Holding LLC
2023 USD 1st Lien Term Loan B, 8.191%, 1M TSFR + 2.750%, 01/29/26	343,789	$343,575

Commercial Services—0.1%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.180%, 1M TSFR + 3.750%, 05/12/28	263,421	263,330
PG Investment Co. 59 SARL Term Loan B, 02/24/31 (j)	83,387	83,699
Verscend Holding Corp.
2021 Term Loan B, 9.445%, 1M TSFR + 4.000%, 08/27/25	231,234	231,440

		578,469

Computers—0.1%
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 10.574%, 3M TSFR + 5.000%, 07/27/28	115,461	68,891
Peraton Corp. Term Loan B, 9.079%, 1M TSFR + 3.750%, 02/01/28	315,942	316,168

		385,059

Diversified Financial Services—0.1%
Citadel Securities LP
2024 Term Loan B, 7.577%, 1M TSFR + 2.250%, 07/29/30	378,413	378,508
Edelman Financial Center LLC
2021 Term Loan B, 8.941%, 1M TSFR + 3.500%, 04/07/28	333,429	333,880
Jane Street Group LLC
2024 Term Loan B, 7.941%, 1M TSFR + 2.500%, 01/26/28	249,356	249,719

		962,107

Entertainment—0.1%
Bally’s Corp.
2021 Term Loan B, 8.829%, 3M TSFR + 3.250%, 10/02/28	526,072	495,220
Banijay Entertainment S.A.S
USD Term Loan B1, 8.572%, 1M TSFR + 3.750%, 03/01/28	49,258	49,407
Scientific Games Holdings LP
2022 USD Term Loan B, 8.580%, 3M TSFR + 3.250%, 04/04/29	268,078	268,365

		812,992

Food—0.0%
Fiesta Purchaser, Inc.
2024 Term Loan B, 9.318%, 3M TSFR + 4.000%, 02/12/31	47,136	47,257

Healthcare-Products—0.0%
Bausch & Lomb Corp. Term Loan, 8.677%, 1M TSFR + 3.250%, 05/10/27	249,365	247,228

Healthcare-Services—0.0%
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 10/01/28 (j)	250,000	239,554

Holding Companies-Diversified—0.0%
Forward Air Corp. Term Loan B, 9.826%, 1M TSFR + 4.500%, 12/19/30	250,000	246,641

Home Furnishings—0.1%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 9.072%, 1M TSFR + 3.750%, 07/31/28	401,415	402,293
2023 Incremental Term Loan, 9.572%-9.576%, 1M TSFR + 4.250%, 07/31/28 (k) (l)	55,556	55,794

		458,087

Housewares—0.0%
Solis IV BV
USD Term Loan B1, 8.824%, 3M TSFR + 3.500%, 02/26/29	250,000	247,559

Insurance—0.2%
AssuredPartners, Inc.
2020 Term Loan B, 8.941%, 1M TSFR + 3.500%, 02/12/27	334,042	334,787
Asurion LLC
2021 Second Lien Term Loan B4, 10.691%, 1M TSFR + 5.250%, 01/20/29	544,707	488,988
2023 Term Loan B11, 08/19/28 (j)	249,370	240,954
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 9.076%, 1M TSFR + 3.750%, 02/24/28	223,053	223,681

		1,288,410

Internet—0.0%
MH Sub I LLC
2023 Term Loan, 9.580%, 1M TSFR + 4.250%, 05/03/28	249,372	248,281

Media—0.1%
Gray Television, Inc.
2021 Term Loan D, 8.440%, 1M TSFR + 3.000%, 12/01/28	293,250	275,517
Univision Communications, Inc.
2021 First Lien Term Loan B, 8.695%, 1M TSFR + 3.250%, 03/15/26	414,290	415,095

		690,612

Metal Fabricate/Hardware—0.1%
Crosby U.S. Acquisition Corp.
2024 Term Loan B, 9.320%, 3M TSFR + 4.000%, 08/16/29	100,084	100,754
Tiger Acquisition LLC
2021 Term Loan, 8.680%, 1M TSFR + 3.250%, 06/01/28	333,440	331,147
Zekelman Industries, Inc.
2020 Term Loan, 01/24/31 (j)	240,000	240,900

		672,801

Office/Business Equipment—0.1%
Pitney Bowes, Inc.
2021 Term Loan B, 9.445%, 1M TSFR + 4.000%, 03/17/28	437,404	437,586

Pharmaceuticals—0.2%
Gainwell Acquisition Corp. Term Loan B, 9.409%, 3M TSFR + 4.000%, 10/01/27	243,454	233,640

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Jazz Financing Lux SARL
2024 Term Loan B, 8.445%, 1M TSFR + 3.000%, 05/05/28	576,036	$579,476
Organon & Co.
USD Term Loan, 8.433%, 1M TSFR + 3.000%, 06/02/28	344,355	345,592

		1,158,708

Pipelines—0.0%
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 8.436%, 1M TSFR + 3.000%, 10/05/28	159,600	160,355

Real Estate—0.0%
Cushman & Wakefield U.S. Borrower LLC
2023 Term Loan B, 9.330%, 1M TSFR + 4.000%, 01/31/30	239,400	240,298

Retail—0.2%
General Nutrition Centers, Inc.
2020 2nd Lien Term Loan, 11.426%, 1M TSFR + 6.000%, 10/07/26	214,444	182,813
Great Outdoors Group LLC
2021 Term Loan B1, 9.195%, 1M TSFR + 3.750%, 03/06/28	212,249	212,647
Highline Aftermarket Acquisition LLC
2020 Term Loan B, 9.930%, 1M TSFR + 4.500%, 11/09/27	246,123	247,354
Michaels Cos., Inc.
2021 Term Loan B, 9.570%, 3M TSFR + 4.250%, 04/15/28	223,675	200,832
Petco Health & Wellness Co., Inc.
2021 Term Loan B, 8.821%, 3M TSFR + 3.250%, 03/03/28	250,000	231,797
Staples, Inc.
7 Year Term Loan, 10.440%, 1M LIBOR + 5.000%, 04/16/26	302,294	299,598

		1,375,041

Software—0.2%
AppLovin Corp.
2024 Term Loan, 08/16/30 (j)	172,989	173,097
Ivanti Software, Inc.
2021 Term Loan B, 9.839%, 3M TSFR + 4.250%, 12/01/27	282,802	264,597
Polaris Newco LLC
USD Term Loan B, 9.574%, 3M TSFR + 4.000%, 06/02/28	212,200	210,305
Quest Software U.S. Holdings, Inc.
2022 Term Loan, 9.713%, 3M TSFR + 4.250%, 02/01/29	441,476	334,050
Rocket Software, Inc.
2023 USD Term Loan B, 10.080%, 1M TSFR + 4.750%, 11/28/28	264,609	262,975

		1,245,024

Telecommunications—0.1%
CCI Buyer, Inc. Term Loan, 9.320%, 3M TSFR + 4.000%, 12/17/27	249,357	248,200
Global Tel*Link Corp.
2018 1st Lien Term Loan, 9.680%, 1M TSFR + 4.250%, 11/29/25	222,046	216,356

		464,556

Security Description	Shares/ Principal Amount*	Value

Transportation—0.1%
First Student Bidco, Inc. Term Loan B, 8.610%, 3M TSFR + 3.000%, 07/21/28	191,815	191,829
Term Loan C, 8.360%, 3M TSFR + 3.000%, 07/21/28	58,185	58,190
Kenan Advantage Group, Inc.
2024 Term Loan B3, 9.080%, 1M TSFR + 3.750%, 01/25/29	261,309	261,767

		511,786

Total Floating Rate Loans (Cost $15,479,540)		15,172,153

Municipals—1.6%
City & County Honolulu Wastewater System Revenue 2.233%, 07/01/24	710,000	704,020
Curators of the University of Missouri 2.012%, 11/01/27	2,000,000	1,836,020
Golden State Tobacco Securitization Corp. 3.850%, 06/01/50	1,955,000	1,829,600
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	5,669,441
Texas State University System 2.351%, 03/15/26	1,385,000	1,321,250

Total Municipals (Cost $11,967,579)		11,360,331

Foreign Government—0.4%

Electric—0.1%
Korea Electric Power Corp. 5.375%, 04/06/26 (144A)	800,000	802,215

Sovereign—0.3%
Colombia Government International Bond 8.125%, 05/21/24	1,910,000	1,912,822
Peru Government International Bond 2.783%, 01/23/31 (a)	600,000	513,336

		2,426,158

Total Foreign Government (Cost $3,362,320)		3,228,373

Common Stocks—0.0%

Oil & Gas—0.0%
Talos Energy, Inc. † (e) (m)	20,863	276,090

Retail—0.0%
KSouth Africa Ltd. - Class B (d) (e) (m)	817,800	1
KSouth Africa Ltd. - Class A (d) (e) (m)	8,217,950	8
KSouth Africa Ltd./EdCon (d) (e) (m)	40,457	0

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Retail—(Continued)
Party City Holdco, Inc. (d) (e) (m)	8	$0

		9

Total Common Stocks (Cost $764,168)		276,099

Escrow Shares—0.0%

Oil & Gas—0.0%
Sanchez Energy Corp. (c) (Cost $1,200,000)	1,200,000	60,000

Short-Term Investments—5.3%

Discount Note—5.2%
Federal Home Loan Bank
Zero Coupon, 04/01/24	38,150,000	38,128,042

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $661,000; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $674,049.	660,817	660,817

Total Short-Term Investments (Cost $38,810,817)		38,788,859

Securities Lending Reinvestments (o)—10.2%

Certificates of Deposit—0.4%
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (b)	1,000,000	999,936
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (b)	1,000,000	1,000,216
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (b)	1,000,000	1,001,878

		3,002,030

Repurchase Agreements—6.6%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $7,203,270; collateralized by various Common Stock with an aggregate market value of $8,019,607.	7,200,000	7,200,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $250,114; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $255,836.	250,000	250,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $4,021,856; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $7,200,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $7,341,051.	7,197,109	7,197,109
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $6,006,358; collateralized by various Common Stock with an aggregate market value of $6,684,832.	6,000,000	6,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,836.	1,000,000	1,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $11,105,069; collateralized by various Common Stock with an aggregate market value of $12,382,189.	11,100,000	11,100,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $2,010,869; collateralized by various Common Stock with an aggregate market value of $2,222,567.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,500,828.	5,000,000	5,000,000

		47,747,109

Time Deposits—0.6%
Banco Santander SA (NY) 5.310%, 04/01/24	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000

		4,000,000

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Shares	Value

Mutual Funds—2.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (n)	2,000,000	$2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (n)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (n)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (n)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (n)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 5.240% (n)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (n)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (n)	2,000,000	2,000,000

		19,100,000

Total Securities Lending Reinvestments (Cost $73,847,108)		73,849,139

Total Investments—111.5% (Cost $827,689,280)		810,246,998
Unfunded Loan Commitments—(0.0)% (Cost $(5,700))		(5,700)
Net Investments—111.5% (Cost $827,683,580)		810,241,298
Other assets and liabilities (net)—(11.5)%		(83,403,932)

Net Assets—100.0%		$726,837,366

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $1,274,139, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $109,727,353 and the collateral received consisted of cash in the amount of $73,847,108 and non-cash collateral with a value of $39,270,153. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2024, the market value of securities pledged was $971,221.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	This loan will settle after March 31, 2024, at which time the interest rate will be determined.
(k)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(l)	The stated interest rates represent the range of rates at March 31, 2024 of the underlying contracts within the senior loan facility.
(m)	Non-income producing security.
(n)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(o)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $166,029,467, which is 22.8% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Carlyle Direct Lending CLO LLC, 7.776%, 10/15/31	08/02/18	1,000,000	$1,000,000	$998,049
KSouth Africa Ltd., 25.000%, 12/31/49	12/22/16-12/31/18	313,720	313,720	0
KSouth Africa Ltd., 3.000%, 12/31/49	04/15/13-12/31/18	712,186	1,372,248	0
Talos Energy, Inc.	03/04/24	20,863	276,438	276,090

				$1,274,139

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/28/24	880	USD	179,946,251	$(105,652)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/18/24	(150)	USD	(16,619,531)	(88,104)
U.S. Treasury Note 5 Year Futures	06/28/24	(141)	USD	(15,089,203)	(34,474)
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	(20)	USD	(2,292,188)	(16,406)

Net Unrealized Depreciation					$(244,636)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41	5.000%	Quarterly	12/20/28	3.116%	USD	3,168,000	$233,230	$(2,381)	$235,611
CDX.NA.HY.41	5.000%	Quarterly	12/20/28	3.116%	USD	3,267,000	240,518	15,966	224,552

Totals							$473,748	$13,585	$460,163

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	1.374%	USD	1,085,000	$(11,974)	$(126,820)	$114,846

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.33 (15-25% Mezzanine Tranche)	5.000%	Quarterly	12/20/24	CBNA	0.919%	USD	5,700,000	$167,312	$(75,419)	$242,731
CDX.NA.HY.39 (15-25% Mezzanine Tranche)	5.000%	Quarterly	12/20/27	JPMC	2.844%	USD	1,900,000	138,288	85,823	52,465

Totals								$305,600	$10,404	$295,196

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $106,509 and cash in the amount of $200,000 have been received at the custodian bank as collateral for OTC swap contracts.

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank NA
(JPMC)—	JPMorgan Chase Bank NA

Currencies

(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$9,778,133	$—	$9,778,133
Agriculture	—	5,019,863	—	5,019,863
Airlines	—	3,918,556	—	3,918,556
Apparel	—	2,481,194	—	2,481,194
Auto Manufacturers	—	7,595,974	—	7,595,974
Banks	—	105,469,463	—	105,469,463
Beverages	—	4,319,768	—	4,319,768
Biotechnology	—	3,801,225	—	3,801,225
Chemicals	—	1,141,049	—	1,141,049
Commercial Services	—	1,716,167	—	1,716,167
Computers	—	1,702,542	—	1,702,542
Cosmetics/Personal Care	—	6,514,255	—	6,514,255
Diversified Financial Services	—	5,332,519	—	5,332,519
Electric	—	27,121,705	—	27,121,705
Electrical Components & Equipment	—	1,111,309	—	1,111,309
Electronics	—	1,260,773	—	1,260,773
Entertainment	—	1,713,079	—	1,713,079
Environmental Control	—	1,087,694	—	1,087,694
Food	—	4,703,576	—	4,703,576
Healthcare-Products	—	4,656,344	—	4,656,344
Healthcare-Services	—	10,224,555	—	10,224,555
Home Builders	—	1,449,585	—	1,449,585
Insurance	—	21,379,314	—	21,379,314
Internet	—	5,418,467	—	5,418,467

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Lodging	$—	$2,468,386	$—	$2,468,386
Machinery-Diversified	—	200,937	—	200,937
Media	—	12,230,339	—	12,230,339
Miscellaneous Manufacturing	—	1,996,465	—	1,996,465
Multi-National	—	1,228,718	—	1,228,718
Oil & Gas	—	15,678,620	—	15,678,620
Oil & Gas Services	—	1,891,803	—	1,891,803
Packaging & Containers	—	693,000	—	693,000
Pharmaceuticals	—	12,381,546	—	12,381,546
Pipelines	—	13,181,847	—	13,181,847
Real Estate Investment Trusts	—	6,041,355	—	6,041,355
Retail	—	1,473,859	0	1,473,859
Semiconductors	—	3,166,290	—	3,166,290
Software	—	918,622	—	918,622
Telecommunications	—	12,348,103	—	12,348,103
Trucking & Leasing	—	2,091,184	—	2,091,184
Total Corporate Bonds & Notes	—	326,908,183	0	326,908,183
Total U.S. Treasury & Government Agencies*	—	197,082,046	—	197,082,046
Total Asset-Backed Securities*	—	110,084,780	—	110,084,780
Total Mortgage-Backed Securities*	—	33,437,035	—	33,437,035
Total Floating Rate Loans (Less Unfunded Loan Commitments of $5,700)*	—	15,166,453	—	15,166,453
Total Municipals*	—	11,360,331	—	11,360,331
Total Foreign Government*	—	3,228,373	—	3,228,373
Common Stocks
Oil & Gas	—	276,090	—	276,090
Retail	—	—	9	9
Total Common Stocks	—	276,090	9	276,099
Total Escrow Shares*	—	60,000	—	60,000
Total Short-Term Investments*	—	38,788,859	—	38,788,859
Securities Lending Reinvestments
Certificates of Deposit	—	3,002,030	—	3,002,030
Repurchase Agreements	—	47,747,109	—	47,747,109
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	19,100,000	—	—	19,100,000
Total Securities Lending Reinvestments	19,100,000	54,749,139	—	73,849,139
Total Net Investments	$19,100,008	$791,141,289	$1	$810,241,298

Collateral for Securities Loaned (Liability)	$—	$(73,847,108)	$—	$(73,847,108)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(244,636)	$—	$—	$(244,636)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$460,163	$—	$460,163
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$305,600	$—	$305,600
OTC Swap Contracts at Value (Liabilities)	—	(11,974)	—	(11,974)
Total OTC Swap Contracts	$—	$293,626	$—	$293,626

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—82.7% of Net Assets

Security Description	Principal Amount*	Value

Australia—9.6%
New South Wales Treasury Corp. 1.750%, 03/20/34 (AUD)	6,419,000	$3,223,473
2.000%, 03/08/33 (AUD)	30,423,000	16,166,178
Queensland Treasury Corp. 1.750%, 07/20/34 (144A) (AUD)	15,808,000	7,882,747
2.000%, 08/22/33 (AUD)	17,830,000	9,390,761
Treasury Corp. of Victoria 2.250%, 09/15/33 (AUD)	20,302,000	10,808,897
2.250%, 11/20/34 (AUD)	10,817,000	5,566,183

		53,038,239

Brazil—7.0%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	91,060,000	18,078,611
10.000%, 01/01/29 (BRL)	43,635,000	8,509,453
10.000%, 01/01/31 (BRL)	35,111,000	6,731,808
10.000%, 01/01/33 (BRL)	27,345,000	5,183,251

		38,503,123

Colombia—6.7%
Colombia TES
6.000%, 04/28/28 (COP)	6,119,000,000	1,407,642
6.250%, 07/09/36 (COP)	4,082,000,000	755,750
7.000%, 03/26/31 (COP)	9,039,100,000	2,013,261
7.000%, 06/30/32 (COP)	19,600,000,000	4,237,642
7.250%, 10/18/34 (COP)	11,954,000,000	2,518,596
7.500%, 08/26/26 (COP)	8,103,100,000	2,023,050
7.750%, 09/18/30 (COP)	54,694,100,000	12,905,237
9.250%, 05/28/42 (COP)	18,685,000,000	4,268,770
13.250%, 02/09/33 (COP)	22,995,000,000	6,998,018

		37,127,966

Germany—2.5%
Bundesobligation
Zero Coupon, 10/18/24 (EUR)	3,560,000	3,766,503
Bundesschatzanweisungen 0.400%, 09/13/24 (EUR)	7,724,000	8,211,966
German Treasury Bill 3.622%, 05/15/24 (EUR) (a)	1,783,790	1,915,974

		13,894,443

Ghana—0.4%
Republic of Ghana Government Bonds
8.350%, 3.350% PIK, 02/16/27 (GHS) (b)	7,072,110	340,157
8.500%, 3.500% PIK, 02/15/28 (GHS) (b)	7,082,546	301,201
8.650%, 3.650% PIK, 02/13/29 (GHS) (b)	6,761,559	259,085
8.800%, 3.800% PIK, 02/12/30 (GHS) (b)	6,771,524	238,539
8.950%, 3.950% PIK, 02/11/31 (GHS) (b)	6,545,079	214,737
9.100%, 4.100% PIK, 02/10/32 (GHS) (b)	6,554,711	204,135
9.250%, 4.250% PIK, 02/08/33 (GHS) (b)	6,564,348	196,239
9.400%, 4.400% PIK, 02/07/34 (GHS) (b)	1,899,691	55,132
9.550%, 4.550% PIK, 02/06/35 (GHS) (b)	1,902,480	54,099
9.700%, 4.700% PIK, 02/05/36 (GHS) (b)	1,905,271	53,488
9.850%, 4.850% PIK, 02/03/37 (GHS) (b)	1,908,065	53,200

Ghana—(Continued)
Republic of Ghana Government Bonds
10.000%, 5.000% PIK, 02/02/38 (GHS) (b)	1,910,860	53,168

		2,023,180

India—4.6%
India Government Bonds
6.790%, 05/15/27 (INR)	866,610,000	10,300,768
7.100%, 04/18/29 (INR)	131,600,000	1,578,506
7.180%, 08/14/33 (INR)	480,000,000	5,782,174
7.260%, 08/22/32 (INR)	658,300,000	7,946,536

		25,607,984

Indonesia—4.4%
Indonesia Treasury Bonds
6.125%, 05/15/28 (IDR)	10,805,000,000	670,605
6.375%, 08/15/28 (IDR)	10,805,000,000	676,875
6.375%, 04/15/32 (IDR)	26,515,000,000	1,639,565
6.500%, 02/15/31 (IDR)	9,445,000,000	590,302
7.000%, 09/15/30 (IDR)	29,766,000,000	1,913,547
7.000%, 02/15/33 (IDR)	294,014,000,000	18,910,543

		24,401,437

Israel—0.9%
Israel Government International Bond 1.500%, 01/16/29 (INS)	5,137,000	4,932,426

Malaysia—7.9%
Malaysia Government Bonds
3.478%, 06/14/24 (MYR)	8,500,000	1,796,442
3.502%, 05/31/27 (MYR)	3,400,000	718,274
3.582%, 07/15/32 (MYR)	18,020,000	3,735,253
3.733%, 06/15/28 (MYR)	7,220,000	1,533,836
3.882%, 03/14/25 (MYR)	30,330,000	6,441,569
3.899%, 11/16/27 (MYR)	81,570,000	17,454,255
3.900%, 11/30/26 (MYR)	10,200,000	2,182,785
3.955%, 09/15/25 (MYR)	3,200,000	681,950
4.059%, 09/30/24 (MYR)	16,230,000	3,441,940
4.181%, 07/15/24 (MYR)	14,360,000	3,042,292
4.498%, 04/15/30 (MYR)	10,830,000	2,379,781

		43,408,377

Mexico—10.2%
Mexico Bonos
7.500%, 05/26/33 (MXN)	266,740,000	14,280,686
7.750%, 05/29/31 (MXN)	550,280,000	30,414,104
7.750%, 11/23/34 (MXN)	55,470,000	2,983,358
7.750%, 11/13/42 (MXN)	70,400,000	3,594,891
8.500%, 05/31/29 (MXN)	30,200,000	1,757,248
8.500%, 11/18/38 (MXN)	32,710,000	1,827,821
10.000%, 11/20/36 (MXN)	17,840,000	1,129,228

		55,987,336

Norway — 4.4%
Norway Government Bonds
1.500%, 02/19/26 (144A) (NOK)	211,621,000	18,664,986

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Norway—(Continued)
Norway Government Bonds
1.750%, 03/13/25 (144A) (NOK)	33,998,000	$3,058,475
1.750%, 02/17/27 (144A) (NOK)	31,963,000	2,791,629

		24,515,090

Panama—4.1%
Panama Government International Bonds
2.252%, 09/29/32	2,850,000	2,032,627
3.160%, 01/23/30	1,200,000	996,015
3.298%, 01/19/33	290,000	222,962
6.400%, 02/14/35	10,330,000	9,744,589
6.700%, 01/26/36	310,000	300,516
6.875%, 01/31/36 (c)	1,970,000	1,919,361
8.000%, 03/01/38	7,020,000	7,354,221

		22,570,291

Romania—2.8%
Romania Government International Bonds 6.000%, 05/25/34 (144A)	2,360,000	2,340,695
6.375%, 01/30/34 (144A)	8,580,000	8,691,026
7.125%, 01/17/33 (144A)	4,040,000	4,315,043

		15,346,764

Singapore—4.4%
Singapore Government Bonds 2.625%, 08/01/32 (SGD)	19,920,000	14,244,206
2.875%, 09/01/30 (SGD)	1,100,000	804,634
3.375%, 09/01/33 (SGD)	12,460,000	9,426,044

		24,474,884

South Korea—7.7%
Korea Treasury Bonds 2.375%, 03/10/27 (KRW)	7,414,000,000	5,363,146
3.125%, 09/10/27 (KRW)	50,373,000,000	37,180,938

		42,544,084

Thailand—3.3%
Bank of Thailand Bonds 1.780%, 11/28/24 (THB)	13,440,000	366,981
2.040%, 05/29/25 (THB)	73,240,000	2,002,775
Thailand Government Bonds 0.750%, 09/17/24 (THB)	346,710,000	9,430,974
1.000%, 06/17/27 (THB)	244,740,000	6,454,230

		18,254,960

Uruguay—1.8%
Uruguay Government International Bond 3.875%, 07/02/40 (UYU)	339,093,787	9,717,150

Total Foreign Government (Cost $478,532,666)		456,347,734

U.S. Treasury & Government Agencies—8.0%

U.S. Treasury—8.0%
U.S. Treasury Notes 1.750%, 12/31/24 (Cost $45,189,847)	45,091,000	43,967,248

Short-Term Investment—7.8%
Security Description	Principal Amount*	Value

Repurchase Agreement—7.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $43,258,601; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $44,111,541.	43,246,588	43,246,588

Total Short-Term Investments (Cost $43,246,588)		43,246,588

Securities Lending Reinvestments (d)—0.0%

Repurchase Agreements—0.0%
BofA Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.320%, due on 04/01/24 with a maturity value of $44,900; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 06/30/24 - 11/15/43, and an aggregate market value of $45,778.	44,880	44,880
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $44,900; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $45,778.	44,880	44,880
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $44,900; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $45,778.	44,880	44,880
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $30,014; collateralized by various Common Stock with an aggregate market value of $33,394.	30,000	30,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $39,378; collateralized by various Common Stock with an aggregate market value of $43,303.	39,360	39,360

		204,000

Total Securities Lending Reinvestments (Cost $204,000)		204,000

Total Purchased Options—0.4% (e) (Cost $4,206,633)		1,989,330

Total Investments—98.9% (Cost $571,379,734)		545,754,900
Other assets and liabilities (net)—1.1%		6,024,507

Net Assets—100.0%		$551,779,407

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $194,859 and the collateral received consisted of cash in the amount of $204,000. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(e)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $47,744,601, which is 8.7% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,390,000	CBNA	05/07/24	USD	2,863,334	$205
AUD	4,390,000	DBAG	05/07/24	USD	2,860,612	2,927
AUD	8,821,000	DBAG	05/22/24	USD	5,801,863	(45,571)
AUD	8,269,000	JPMC	05/22/24	USD	5,434,718	(38,643)
CLP	2,435,700,000	HSBC	04/12/24	USD	2,514,271	(28,991)
CLP	1,979,400,000	HSBC	04/25/24	USD	2,042,471	(23,676)
CLP	2,238,400,000	JPMC	04/25/24	USD	2,308,747	(25,797)
CLP	2,940,500,000	JPMC	04/26/24	USD	2,997,360	1,562
INR	102,619,900	HSBC	04/05/24	USD	1,226,872	3,482
INR	314,834,500	JPMC	04/15/24	USD	3,757,334	16,352
INR	251,201,100	CBNA	06/18/24	USD	3,024,333	(19,266)
INR	768,000,000	HSBC	06/18/24	USD	9,245,771	(58,344)
INR	113,234,200	JPMC	06/18/24	USD	1,363,462	(8,865)
JPY	430,700,000	HSBC	04/05/24	USD	2,940,638	(94,178)
JPY	489,100,000	HSBC	04/05/24	USD	3,337,382	(104,961)
JPY	5,514,310,940	BNP	04/15/24	USD	38,627,498	(2,128,278)
JPY	2,667,975,460	BOA	04/15/24	USD	18,688,144	(1,028,816)
JPY	3,472,722,990	DBAG	04/15/24	USD	24,312,812	(1,326,862)
JPY	2,505,000,000	GSBU	04/15/24	USD	17,524,860	(944,267)
JPY	10,334,720,025	MSCS	04/15/24	USD	70,686,744	(2,281,241)
JPY	787,664,730	JPMC	05/21/24	USD	5,421,496	(178,808)
JPY	785,700,000	MSCS	06/20/24	USD	5,563,817	(310,527)
KRW	3,637,500,000	DBAG	06/20/24	USD	2,776,993	(63,492)
KRW	14,945,700,000	HSBC	09/19/24	USD	11,473,657	(268,395)
NZD	4,480,000	BOA	09/18/24	USD	2,728,656	(52,118)
NZD	2,650,000	CBNA	09/18/24	USD	1,615,910	(32,691)
NZD	20,030,000	JPMC	09/18/24	USD	12,210,689	(243,937)

Contracts to Deliver
JPY	919,800,000	HSBC	04/05/24	USD	6,281,313	202,432
JPY	2,156,000,000	BNP	04/15/24	USD	14,747,275	476,713
JPY	3,472,722,990	DBAG	04/15/24	USD	23,753,983	768,032
JPY	3,445,078,920	MSCS	04/15/24	USD	23,423,004	620,030
JPY	3,444,562,184	MSCS	04/15/24	USD	23,440,847	641,293
JPY	702,134,040	MSCS	04/15/24	USD	4,646,356	(1,069)

Net Unrealized Depreciation						$(6,575,765)

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	160.000	MSCS	06/25/24	34,859,000	USD	34,859,000	$40,715	$35,312	$(5,403)
USD Put / JPY Call	JPY	136.400	MSCS	06/12/24	34,858,000	USD	34,858,000	86,448	23,634	(62,814)
USD Put / JPY Call	JPY	141.350	MSCS	08/13/24	92,956,000	USD	92,956,000	1,239,568	566,939	(672,629)
USD Put / JPY Call	JPY	132.900	MSCS	08/13/24	30,675,000	USD	30,675,000	97,700	43,098	(54,602)
USD Put / JPY Call	JPY	140.300	MSCS	09/12/24	185,912,000	USD	185,912,000	2,742,202	1,320,347	(1,421,855)

Totals								$4,206,633	$1,989,330	$(2,217,303)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	154.000	MSCS	06/25/24	(34,859,000)	USD	(34,859,000)	$(170,216)	$(175,201)	$(4,985)
USD Put / JPY Call	JPY	141.200	MSCS	06/12/24	(69,717,000)	USD	(69,717,000)	(473,378)	(139,155)	334,223
USD Put / JPY Call	JPY	137.300	MSCS	08/13/24	(92,956,000)	USD	(92,956,000)	(621,411)	(277,288)	344,123
USD Put / JPY Call	JPY	135.900	MSCS	09/12/24	(127,814,000)	USD	(127,814,000)	(954,771)	(443,770)	511,001

Totals								$(2,219,776)	$(1,035,414)	$1,184,362

Cash in the amount of $ 4,220,000 has been received at the custodian bank and held as collateral for option contracts and forward foreign currency exchange contracts.

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas SA
(BOA)—	Bank of America NA
(CBNA)—	Citibank NA
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank PLC
(JPMC)—	JPMorgan Chase Bank NA
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(INS)—	Israeli New Shekel
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$456,347,734	$—	$456,347,734
Total U.S. Treasury & Government Agencies*	—	43,967,248	—	43,967,248
Total Short-Term Investment*	—	43,246,588	—	43,246,588
Total Securities Lending Reinvestments*	—	204,000	—	204,000
Total Purchased Options at Value	—	1,989,330	—	1,989,330
Total Investments	$—	$545,754,900	$—	$545,754,900

Collateral for Securities Loaned (Liability)	$—	$(204,000)	$—	$(204,000)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,733,028	$—	$2,733,028
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,308,793)	—	(9,308,793)
Total Forward Contracts	$—	$(6,575,765)	$—	$(6,575,765)
Total Written Options at Value	$—	$(1,035,414)	$—	$(1,035,414)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Boeing Co. (a)	46,255	$8,926,752
General Dynamics Corp.	77,012	21,755,120
RTX Corp.	75,216	7,335,817

		38,017,689

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc. (b)	84,913	6,465,276

Automobile Components—0.2%
Goodyear Tire & Rubber Co. (a)	332,850	4,570,030

Banks—2.9%
JPMorgan Chase & Co.	171,563	34,364,069
Wells Fargo & Co.	601,465	34,860,911

		69,224,980

Beverages—2.0%
Constellation Brands, Inc. - Class A (b)	68,464	18,605,777
Monster Beverage Corp. (a)	492,919	29,220,238

		47,826,015

Biotechnology—2.3%
AbbVie, Inc.	128,924	23,477,060
Alnylam Pharmaceuticals, Inc. (a)	6,821	1,019,398
Amgen, Inc.	6,344	1,803,726
Apellis Pharmaceuticals, Inc. (a) (b)	17,342	1,019,363
Ascendis Pharma AS (ADR) (a)	6,738	1,018,583
Biogen, Inc. (a)	9,570	2,063,579
Bridgebio Pharma, Inc. (a) (b)	13,405	414,483
Celldex Therapeutics, Inc. (a) (b)	27,419	1,150,775
Crinetics Pharmaceuticals, Inc. (a) (b)	16,612	777,608
Immunocore Holdings PLC (ADR) (a) (b)	17,216	1,119,040
Moderna, Inc. (a) (b)	10,071	1,073,166
Regeneron Pharmaceuticals, Inc. (a)	7,950	7,651,796
Revolution Medicines, Inc. (a) (b)	33,378	1,075,773
Rocket Pharmaceuticals, Inc. (a) (b)	23,641	636,889
Sarepta Therapeutics, Inc. (a)	6,578	851,588
Syndax Pharmaceuticals, Inc. (a)	24,919	593,072
Ultragenyx Pharmaceutical, Inc. (a) (b)	15,342	716,318
United Therapeutics Corp. (a)	2,663	611,744
Vaxcyte, Inc. (a) (b)	13,583	927,855
Vertex Pharmaceuticals, Inc. (a)	17,840	7,457,298

		55,459,114

Broadline Retail—5.6%
Amazon.com, Inc. (a)	746,949	134,734,661

Building Products—0.9%
AZEK Co., Inc. (a) (b)	104,548	5,250,400
Builders FirstSource, Inc. (a)	56,205	11,721,553
Johnson Controls International PLC (b)	13,159	859,546
Trane Technologies PLC	9,225	2,769,345

		20,600,844

Capital Markets—2.7%
ARES Management Corp. - Class A	168,652	22,427,343
KKR & Co., Inc.	127,990	12,873,234
Northern Trust Corp.	160,414	14,264,013
S&P Global, Inc.	37,153	15,806,744

		65,371,334

Chemicals—2.4%
Arcadium Lithium PLC (a) (b)	235,941	1,016,906
Cabot Corp. (b)	111,976	10,324,187
Celanese Corp. (b)	46,302	7,957,462
FMC Corp. (b)	98,088	6,248,205
Ingevity Corp. (a)	50,271	2,397,927
Linde PLC	44,248	20,545,231
PPG Industries, Inc.	61,569	8,921,348

		57,411,266

Commercial Services & Supplies—0.8%
Clean Harbors, Inc. (a)	60,447	12,168,586
Waste Connections, Inc.	40,916	7,037,961

		19,206,547

Construction & Engineering—0.1%
Fluor Corp. (a)	39,452	1,668,031

Consumer Finance—0.8%
American Express Co.	79,597	18,123,441

Consumer Staples Distribution & Retail—1.0%
Performance Food Group Co. (a)	325,012	24,258,896

Containers & Packaging—0.1%
Ball Corp. (b)	45,672	3,076,466

Electric Utilities—1.9%
Constellation Energy Corp.	24,737	4,572,635
Edison International	153,084	10,827,631
Exelon Corp.	182,318	6,849,687
NextEra Energy, Inc. (b)	143,570	9,175,559
PG&E Corp. (b)	852,517	14,288,185

		45,713,697

Energy Equipment & Services—0.4%
Schlumberger NV	172,584	9,459,329

Entertainment—1.2%
Netflix, Inc. (a)	30,871	18,748,884
Spotify Technology SA (a)	36,610	9,661,379

		28,410,263

Financial Services—4.6%
Berkshire Hathaway, Inc. - Class B (a)	87,683	36,872,455
Block, Inc. (a)	212,853	18,003,107
Corpay, Inc. (a)	26,316	8,119,539
Global Payments, Inc.	81,813	10,935,125
PayPal Holdings, Inc. (a)	84,209	5,641,161

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Financial Services—(Continued)
Visa, Inc. - Class A (b)	53,865	$15,032,644
WEX, Inc. (a) (b)	66,576	15,813,797

		110,417,828

Gas Utilities—0.3%
Atmos Energy Corp. (b)	71,016	8,441,672

Ground Transportation—1.4%
Knight-Swift Transportation Holdings, Inc.	117,345	6,456,322
Ryder System, Inc.	48,935	5,881,498
Uber Technologies, Inc. (a)	261,071	20,099,856

		32,437,676

Health Care Equipment & Supplies—2.4%
Abbott Laboratories	28,049	3,188,049
Boston Scientific Corp. (a)	231,818	15,877,215
DexCom, Inc. (a)	69,423	9,628,970
Edwards Lifesciences Corp. (a)	114,047	10,898,331
Intuitive Surgical, Inc. (a)	21,438	8,555,692
Stryker Corp.	27,415	9,811,006

		57,959,263

Health Care Providers & Services—3.4%
Agilon health, Inc. (a) (b)	872,710	5,323,531
Cencora, Inc. (b)	68,570	16,661,824
Centene Corp. (a)	116,269	9,124,791
Elevance Health, Inc.	24,237	12,567,854
HCA Healthcare, Inc.	40,594	13,539,317
Humana, Inc.	10,713	3,714,411
Molina Healthcare, Inc. (a)	12,890	5,295,599
UnitedHealth Group, Inc.	28,198	13,949,551

		80,176,878

Health Care REITs—0.4%
Welltower, Inc.	115,810	10,821,286

Hotel & Resort REITs—0.4%
Ryman Hospitality Properties, Inc. (b)	75,868	8,771,099

Hotels, Restaurants & Leisure—2.5%
Chipotle Mexican Grill, Inc. (a)	10,195	29,634,520
DoorDash, Inc. - Class A (a)	134,890	18,577,051
Hyatt Hotels Corp. - Class A (b)	76,309	12,180,443

		60,392,014

Household Durables—1.0%
Lennar Corp. - Class A	76,954	13,234,549
Meritage Homes Corp.	10,527	1,847,067
Skyline Champion Corp. (a) (b)	100,489	8,542,570

		23,624,186

Insurance—3.5%
American International Group, Inc.	197,031	15,401,913
Arch Capital Group Ltd. (a)	125,020	11,556,849

Insurance—(Continued)
Assured Guaranty Ltd. (b)	70,274	6,131,407
Everest Group Ltd.	44,857	17,830,657
Marsh & McLennan Cos., Inc.	29,510	6,078,470
Progressive Corp.	67,071	13,871,624
SiriusPoint Ltd. (a) (b)	473,869	6,022,875
Trupanion, Inc. (a) (b)	218,693	6,038,114

		82,931,909

Interactive Media & Services—6.1%
Alphabet, Inc. - Class A (a)	717,965	108,362,457
Meta Platforms, Inc. - Class A	74,725	36,284,966

		144,647,423

IT Services—0.4%
Squarespace, Inc. - Class A (a)	275,887	10,053,322

Life Sciences Tools & Services—1.8%
Agilent Technologies, Inc.	60,348	8,781,238
Danaher Corp.	75,244	18,789,932
ICON PLC (a)	26,551	8,919,808
Illumina, Inc. (a)	33,373	4,582,780
Thermo Fisher Scientific, Inc.	3,746	2,177,213

		43,250,971

Machinery—1.4%
Atmus Filtration Technologies, Inc. (a)	80,157	2,585,063
Flowserve Corp. (b)	67,899	3,101,626
Fortive Corp.	125,930	10,832,499
Helios Technologies, Inc.	64,705	2,891,667
Ingersoll Rand, Inc.	41,218	3,913,649
Middleby Corp. (a) (b)	57,147	9,188,666

		32,513,170

Media—0.6%
New York Times Co. - Class A	115,724	5,001,591
Omnicom Group, Inc.	96,108	9,299,410

		14,301,001

Oil, Gas & Consumable Fuels—4.3%
EQT Corp. (b)	118,011	4,374,668
Exxon Mobil Corp. (b)	422,917	49,159,872
Marathon Petroleum Corp.	74,223	14,955,935
Shell PLC (ADR) (b)	380,506	25,509,122
Targa Resources Corp.	72,578	8,128,010

		102,127,607

Passenger Airlines—0.5%
Delta Air Lines, Inc. (b)	273,249	13,080,430

Personal Care Products—0.7%
Haleon PLC (ADR) (b)	2,105,816	17,878,378

Pharmaceuticals—4.3%
AstraZeneca PLC (ADR)	169,273	11,468,246

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Eli Lilly & Co.	53,779	$41,837,911
GSK PLC (ADR) (b)	147,426	6,320,152
Longboard Pharmaceuticals, Inc. (a) (b)	59,800	1,291,680
Merck & Co., Inc.	216,977	28,630,115
Novartis AG (ADR)	42,253	4,087,133
Structure Therapeutics, Inc. (ADR) (a) (b)	15,393	659,744
Zoetis, Inc.	43,086	7,290,582

		101,585,563

Professional Services—0.8%
Dayforce, Inc. (a) (b)	125,813	8,330,079
Science Applications International Corp. (b)	84,249	10,985,227

		19,315,306

Real Estate Management & Development—0.1%
CoStar Group, Inc. (a)	38,033	3,673,988

Retail REITs—0.4%
Simon Property Group, Inc.	54,906	8,592,240

Semiconductors & Semiconductor Equipment—8.7%
Advanced Micro Devices, Inc. (a)	233,166	42,084,131
First Solar, Inc. (a) (b)	22,328	3,768,966
KLA Corp.	25,052	17,500,576
Marvell Technology, Inc.	151,437	10,733,855
Micron Technology, Inc.	209,761	24,728,724
NVIDIA Corp.	93,057	84,082,583
Texas Instruments, Inc.	136,902	23,849,698

		206,748,533

Software—14.5%
Adobe, Inc. (a)	84,480	42,628,608
Atlassian Corp. - Class A (a)	71,123	13,876,808
HubSpot, Inc. (a) (b)	27,875	17,465,360
Intuit, Inc.	51,344	33,373,600
Microsoft Corp.	450,429	189,504,489
ServiceNow, Inc. (a)	40,625	30,972,500
Synopsys, Inc. (a)	31,204	17,833,086

		345,654,451

Specialized REITs—0.4%
Equinix, Inc.	11,259	9,292,390

Specialty Retail—2.0%
AutoZone, Inc. (a)	5,593	17,627,178
TJX Cos., Inc.	309,313	31,370,525

		48,997,703

Technology Hardware, Storage & Peripherals—3.2%
Apple, Inc.	439,051	75,288,465

Tobacco—1.1%
Philip Morris International, Inc.	294,048	26,940,678

Trading Companies & Distributors—0.2%
AerCap Holdings NV (a)	54,555	4,741,375

Wireless Telecommunication Services—0.9%
T-Mobile U.S., Inc.	126,743	20,686,992

Total Common Stocks (Cost $1,824,242,378)		2,374,941,676

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $10,876,401; collateralized by U.S. Treasury Note at 5.000%, maturing 09/30/25, with a market value of $11,090,856.	10,873,381	10,873,381

Total Short-Term Investments (Cost $10,873,381)		10,873,381

Securities Lending Reinvestments (c)—6.8%

Certificates of Deposit—1.2%
Barclays Bank PLC 5.650%, SOFR + 0.320%, 06/20/24 (d)	3,000,000	3,001,518
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	2,000,000	1,977,180
Mizuho Bank Ltd. 5.500%, SOFR + 0.170%, 08/06/24 (d)	1,000,000	1,000,104
5.730%, SOFR + 0.400%, 04/18/24 (d)	2,000,000	2,000,308
MUFG Bank Ltd. (London)
Zero Coupon, 06/04/24	2,000,000	1,979,840
5.510%, SOFR + 0.200%, 09/23/24 (d)	1,000,000	1,000,000
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (d)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (d)	2,000,000	1,999,940
5.500%, SOFR + 0.170%, 09/16/24 (d)	2,000,000	1,999,872
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	3,000,000	3,005,898
SMBC Bank International PLC
Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (d)	2,000,000	2,000,342
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (d)	2,000,000	2,000,432
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (d)	3,000,000	3,005,634

		29,923,140

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.5%
Australia & New Zealand Banking Group Ltd. 5.640%, 04/18/24	2,000,000	$1,993,674
5.660%, SOFR + 0.330%, 04/18/24 (d)	2,000,000	2,000,196
Ciesco LLC 5.340%, 04/01/24	3,000,000	2,998,188
Old Line Funding LLC 5.440%, SOFR + 0.110%, 06/07/24 (d)	2,000,000	1,999,996
5.450%, SOFR + 0.120%, 05/08/24 (d)	2,000,000	1,999,994

		10,992,048

Repurchase Agreements—4.4%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $4,702,135; collateralized by various Common Stock with an aggregate market value of $5,234,962.	4,700,000	4,700,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $10,301,653; collateralized by various Common Stock with an aggregate market value of $11,000,003.	10,000,000	10,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $69,391; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $70,747.	69,360	69,360
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $29,382,858; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $29,957,334.	29,369,935	29,369,935
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,282,772.	20,000,000	20,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $17,007,749; collateralized by various Common Stock with an aggregate market value of $18,954,030.	17,000,000	17,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $8,003,653; collateralized by various Common Stock with an aggregate market value of $8,924,100.	8,000,000	8,000,000

Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $1,970,890; collateralized by various Common Stock with an aggregate market value of $2,192,861.	1,970,000	1,970,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $1,000,453; collateralized by various Common Stock with an aggregate market value of $1,114,577.	1,000,000	1,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $7,964,236; collateralized by various Common Stock with an aggregate market value of $8,758,030.	7,960,640	7,960,640

		105,069,935

Time Deposits—0.6%
Banco Santander SA (NY) 5.310%, 04/01/24	8,000,000	8,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA 5.280%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	2,000,000	2,000,000

		14,000,000

Mutual Funds—0.1%
STIT-Government & Agency Portfolio, Institutional Class 5.230% (e)	3,000,000	3,000,000

Total Securities Lending Reinvestments (Cost $162,976,640)		162,985,123

Total Investments—106.8% (Cost $1,998,092,399)		2,548,800,180
Other assets and liabilities (net)—(6.8)%		(162,473,933)

Net Assets—100.0%		$2,386,326,247

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $190,332,439 and the collateral received consisted of cash in the amount of $162,859,680 and non-cash collateral with a value of $31,019,549. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

BHFTI-139

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,374,941,676	$—	$—	$2,374,941,676
Total Short-Term Investment*	—	10,873,381	—	10,873,381
Securities Lending Reinvestments
Certificates of Deposit	—	29,923,140	—	29,923,140
Commercial Paper	—	10,992,048	—	10,992,048
Repurchase Agreements	—	105,069,935	—	105,069,935
Time Deposits	—	14,000,000	—	14,000,000
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	159,985,123	—	162,985,123
Total Investments	$2,377,941,676	$170,858,504	$—	$2,548,800,180

Collateral for Securities Loaned (Liability)	$—	$(162,859,680)	$—	$(162,859,680)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-140

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Australia—4.9%
Goodman Group (REIT)	863,902	$19,037,011
Ingenia Communities Group (REIT)	475,604	1,625,100
Rural Funds Group (REIT)	1,605,380	2,186,668
Scentre Group (REIT)	8,320,379	18,433,285
Stockland (REIT)	1,594,833	5,053,992

		46,336,056

Belgium—1.5%
Montea NV (REIT)	53,602	4,825,793
Shurgard Self Storage Ltd. (REIT)	61,737	2,754,982
Warehouses De Pauw CVA (REIT)	232,391	6,628,168

		14,208,943

Canada—2.6%
Boardwalk Real Estate Investment Trust (REIT) (a)	106,343	6,129,904
Chartwell Retirement Residences (a)	546,159	4,983,593
Granite Real Estate Investment Trust (REIT) (a)	63,805	3,641,626
H&R Real Estate Investment Trust (REIT) (a)	725,556	4,954,703
InterRent Real Estate Investment Trust (REIT)	287,571	2,878,788
RioCan Real Estate Investment Trust (REIT) (a)	188,144	2,565,442

		25,154,056

Finland—0.5%
Kojamo OYJ (b)	396,960	4,707,338

France—3.2%
Carmila SA (REIT)	134,437	2,337,235
Klepierre SA (REIT)	340,447	8,813,138
Mercialys SA (REIT) (a)	394,468	4,589,559
Unibail-Rodamco-Westfield (REIT) (b)	185,055	14,866,024

		30,605,956

Germany—0.7%
TAG Immobilien AG (b)	447,562	6,120,249

Hong Kong—3.8%
CK Asset Holdings Ltd.	1,407,369	5,797,716
Kerry Properties Ltd.	1,017,585	1,864,431
Link REIT (REIT)	3,909,125	16,838,002
Swire Properties Ltd.	1,556,520	3,274,405
Wharf Real Estate Investment Co. Ltd.	2,645,132	8,615,980

		36,390,534

Japan—9.6%
Activia Properties, Inc. (REIT)	1,665	4,534,203
AEON REIT Investment Corp. (REIT) (a)	2,830	2,599,841
Daiwa House REIT Investment Corp. (REIT)	3,255	5,565,474
Daiwa Office Investment Corp. (REIT)	629	2,450,539
GLP J-Reit (REIT) (a)	6,995	5,870,411
Hulic Reit, Inc. (REIT) (a)	2,772	2,819,479
Japan Hotel REIT Investment Corp. (REIT)	12,843	6,736,247
Japan Metropolitan Fund Invest (REIT)	16,145	10,065,262
KDX Realty Investment Corp. (REIT)	8,840	9,410,043
LaSalle Logiport (REIT)	10,404	10,670,840
Mitsui Fudosan Co. Ltd.	1,168,971	12,595,434

Japan—(Continued)
Orix JREIT, Inc. (REIT)	6,263	6,816,805
Tokyu Fudosan Holdings Corp. (a)	1,331,668	10,762,266

		90,896,844

Netherlands—0.3%
Eurocommercial Properties NV (REIT)	131,151	2,989,336

Singapore—3.9%
CapitaLand Ascendas (REIT)	8,249,990	16,956,047
CapitaLand Integrated Commercial Trust (REIT)	1,775,300	2,609,247
Frasers Logistics & Commercial Trust (REIT)	9,748,340	7,655,578
Keppel (REIT)	8,024,400	5,171,297
Mapletree Pan Asia Commercial Trust (REIT)	5,053,000	4,799,817

		37,191,986

Sweden—1.1%
Catena AB	97,644	4,774,273
Pandox AB (a)	339,897	5,697,933

		10,472,206

Switzerland—0.5%
PSP Swiss Property AG	37,512	4,914,798

United Kingdom—3.9%
Land Securities Group PLC (REIT)	1,482,533	12,303,806
LondonMetric Property PLC (REIT)	3,807,349	9,779,474
NewRiver REIT PLC (REIT)	3,124,323	3,194,685
Tritax Big Box REIT PLC (REIT)	3,242,414	6,445,713
UNITE Group PLC (REIT)	464,530	5,738,354

		37,462,032

United States—62.9%
Acadia Realty Trust (REIT) (a)	281,257	4,784,182
Alexandria Real Estate Equities, Inc. (REIT) (a)	172,777	22,272,683
American Homes 4 Rent Trust (REIT) - Class A	199,711	7,345,371
Apartment Income REIT Corp. (REIT) (a)	332,887	10,808,841
AvalonBay Communities, Inc. (REIT)	71,240	13,219,294
Brixmor Property Group, Inc. (REIT) (a)	546,450	12,814,253
Broadstone Net Lease, Inc. (REIT)	413,473	6,479,122
CubeSmart (REIT) (a)	482,537	21,820,323
Empire State Realty Trust, Inc. (REIT) - Class A (a)	389,488	3,945,513
Equinix, Inc. (REIT)	75,483	62,298,384
Essex Property Trust, Inc. (REIT) (a)	37,083	9,078,289
Extra Space Storage, Inc. (REIT) (a)	164,177	24,134,019
Four Corners Property Trust, Inc. (REIT) (a)	178,465	4,367,039
Healthpeak Properties, Inc. (REIT)	521,215	9,772,781
Highwoods Properties, Inc. (REIT) (a)	202,241	5,294,669
Hilton Worldwide Holdings, Inc.	49,736	10,609,186
Host Hotels & Resorts, Inc. (REIT) (a)	712,503	14,734,562
Macerich Co. (REIT) (a)	570,649	9,832,282
Marriott International, Inc. - Class A	23,552	5,942,405
NNN REIT, Inc. (REIT)	212,882	9,098,577
Park Hotels & Resorts, Inc. (REIT) (a)	499,913	8,743,478
Prologis, Inc. (REIT)	244,740	31,870,043
Public Storage (REIT) (a)	124,233	36,035,024

BHFTI-141

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Realty Income Corp. (REIT) (a)	940,634	$50,888,299
Regency Centers Corp. (REIT)	151,460	9,172,418
Rexford Industrial Realty, Inc. (REIT) (a)	485,156	24,403,347
SBA Communications Corp. (REIT)	41,793	9,056,543
Simon Property Group, Inc. (REIT)	381,791	59,746,474
Sun Communities, Inc. (REIT)	181,408	23,325,441
Tanger, Inc. (REIT) (a)	119,457	3,527,565
Ventas, Inc. (REIT)	241,995	10,536,462
VICI Properties, Inc. (REIT)	336,293	10,018,169
Welltower, Inc. (REIT)	564,013	52,701,375

		598,676,413

Total Common Stocks (Cost $898,956,090)		946,126,747

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $3,107,304; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $3,168,660.	3,106,441	3,106,441

Total Short-Term Investments
(Cost $3,106,441)		3,106,441

Securities Lending Reinvestments (c)—13.1%

Certificates of Deposit—0.9%
Mizuho Bank Ltd.
5.730%, SOFR + 0.400%, 04/18/24 (d)	1,000,000	1,000,154
National Westminster Bank PLC
5.880%, 05/02/24	1,000,000	1,000,490
Nordea Bank Abp
5.450%, SOFR + 0.120%, 07/15/24 (d)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd.
5.450%, SOFR + 0.120%, 07/19/24 (d)	1,000,000	999,970
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	1,000,000	1,001,966
Standard Chartered Bank
5.720%, SOFR + 0.390%, 04/19/24 (d)	1,000,000	1,000,171
Sumitomo Mitsui Trust Bank Ltd.
5.730%, SOFR + 0.400%, 04/24/24 (d)	1,000,000	1,000,216
Westpac Banking Corp.
5.880%, SOFR + 0.550%, 10/11/24 (d)	1,000,000	1,001,878

		9,004,717

Commercial Paper—0.5%
Australia & New Zealand Banking Group Ltd.
5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330%, 04/18/24 (d)	1,000,000	1,000,098
Ciesco LLC
5.340%, 04/01/24	2,000,000	1,998,792

Commercial Paper—(Continued)
Old Line Funding LLC
5.450%, SOFR + 0.120%, 05/08/24 (d)	1,000,000	999,997

		4,995,724

Repurchase Agreements—8.7%
Bank of Nova Scotia
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $26,211,899; collateralized by various Common Stock with an aggregate market value of $29,182,131.	26,200,000	26,200,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,571,446.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $8,008,493; collateralized by various Common Stock with an aggregate market value of $8,800,005.	8,000,000	8,000,000
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $2,010,928; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
Goldman Sachs & Co.
Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $16,625,943; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $16,951,004.	16,618,631	16,618,631
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $8,008,478; collateralized by various Common Stock with an aggregate market value of $8,913,109.	8,000,000	8,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,836.	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $13,606,210; collateralized by various Common Stock with an aggregate market value of $15,170,971.	13,600,000	13,600,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $700,317; collateralized by various Common Stock with an aggregate market value of $780,204.	700,000	700,000

		83,118,631

BHFTI-142

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—1.5%
Banco Santander SA (NY)
5.310%, 04/01/24	6,000,000	$6,000,000
Credit Agricole Corporate & Investment Bank (NY)
5.300%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA
5.280%, 04/01/24	3,000,000	3,000,000
DZ Bank AG (NY)
5.290%, 04/01/24	3,000,000	3,000,000

		14,000,000

Mutual Funds—1.5%
Fidelity Investments Money Market Government Portfolio, Class I
5.210% (e)	2,700,000	2,700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares
5.210% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares
5.220% (e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class
5.260% (e)	2,700,000	2,700,000
STIT-Government & Agency Portfolio, Institutional Class
5.230% (e)	5,393,909	5,393,909

		13,793,909

Total Securities Lending Reinvestments
(Cost $124,909,877)		124,912,981

Total Investments—112.8%
(Cost $1,026,972,408)		1,074,146,169
Other assets and liabilities (net)—(12.8)%		(121,786,146)

Net Assets—100.0%		$952,360,023

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $136,013,531 and the collateral received consisted of cash in the amount of $124,882,683 and non-cash collateral with a value of $15,234,429. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Retail REIT’s	26.7
Industrial REIT’s	14.5
Self Storage REITs	8.9
Health Care REITs	7.7
Diversified REIT’s	6.8
Data Center REITs	6.5
Multi-Family Residential REITs	5.2
Office REIT’s	4.4
Real Estate Operating Companies	4.0
Single-Family Residential REITs	3.2

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-143

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$46,336,056	$—	$46,336,056
Belgium	—	14,208,943	—	14,208,943
Canada	25,154,056	—	—	25,154,056
Finland	—	4,707,338	—	4,707,338
France	—	30,605,956	—	30,605,956
Germany	—	6,120,249	—	6,120,249
Hong Kong	—	36,390,534	—	36,390,534
Japan	—	90,896,844	—	90,896,844
Netherlands	—	2,989,336	—	2,989,336
Singapore	—	37,191,986	—	37,191,986
Sweden	—	10,472,206	—	10,472,206
Switzerland	—	4,914,798	—	4,914,798
United Kingdom	—	37,462,032	—	37,462,032
United States	598,676,413	—	—	598,676,413
Total Common Stocks	623,830,469	322,296,278	—	946,126,747
Total Short-Term Investment*	—	3,106,441	—	3,106,441
Securities Lending Reinvestments
Certificates of Deposit	—	9,004,717	—	9,004,717
Commercial Paper	—	4,995,724	—	4,995,724
Repurchase Agreements	—	83,118,631	—	83,118,631
Time Deposits	—	14,000,000	—	14,000,000
Mutual Funds	13,793,909	—	—	13,793,909
Total Securities Lending Reinvestments	13,793,909	111,119,072	—	124,912,981
Total Investments	$637,624,378	$436,521,791	$—	$1,074,146,169

Collateral for Securities Loaned (Liability)	$—	$(124,882,683)	$—	$(124,882,683)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-144

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—94.8% of Net Assets

Security Description	Shares	Value

Australia—0.3%
Brambles Ltd.	565,600	$5,963,738

Belgium—2.1%
Anheuser-Busch InBev SA	452,200	27,506,637
Liberty Global Ltd. - Class A (a)	1,186,075	20,068,389

		47,575,026

Canada—1.5%
Open Text Corp.	895,886	34,762,665

China—4.3%
Alibaba Group Holding Ltd.	4,360,600	39,353,597
Prosus NV (a)	1,877,133	58,822,203

		98,175,800

Denmark—1.4%
DSV AS	189,100	30,725,974

France—14.9%
Accor SA	806,880	37,665,728
BNP Paribas SA	1,277,875	90,944,104
Capgemini SE	108,430	25,003,170
Danone SA	452,000	29,205,674
Edenred SE	606,180	32,316,538
Kering SA	151,700	59,961,599
Publicis Groupe SA	191,151	20,831,439
Valeo SE	1,776,471	22,194,393
Worldline SA (a)	1,732,500	21,449,520

		339,572,165

Germany—26.4%
adidas AG	142,907	31,921,512
Allianz SE	178,500	53,493,776
Bayer AG	2,460,460	75,457,515
Bayerische Motoren Werke AG	440,007	50,768,539
Brenntag SE	326,400	27,495,046
Continental AG	712,755	51,446,323
Daimler Truck Holding AG	947,113	47,977,726
Fresenius Medical Care AG	1,515,900	58,300,112
Fresenius SE & Co. KGaA	1,738,323	46,881,693
Henkel AG & Co. KGaA	348,755	25,118,209
Mercedes-Benz Group AG	846,693	67,441,843
SAP SE	92,085	17,928,318
Siemens AG	186,200	35,546,524
thyssenkrupp AG	2,428,851	13,033,814

		602,810,950

Indonesia—0.2%
Bank Mandiri Persero Tbk. PT	10,481,400	4,798,460

Ireland—1.6%
Ryanair Holdings PLC (ADR) (b)	218,370	31,792,488
Smurfit Kappa Group PLC	115,100	5,250,594

		37,043,082

Italy—2.5%
Intesa Sanpaolo SpA	15,546,400	56,405,017

Japan—3.0%
Fujitsu Ltd.	1,798,000	28,790,496
Komatsu Ltd.	755,900	22,383,953
Recruit Holdings Co. Ltd.	392,600	17,294,841

		68,469,290

Luxembourg—1.4%
Eurofins Scientific SE (b)	512,404	32,631,261

Netherlands—2.6%
Akzo Nobel NV	319,600	23,837,836
EXOR NV	323,852	35,991,837

		59,829,673

South Korea—1.6%
NAVER Corp.	264,000	36,704,708

Spain—1.3%
Amadeus IT Group SA	460,900	29,558,483

Sweden—3.1%
Sandvik AB	821,400	18,225,295
SKF AB - B Shares (b)	1,441,999	29,392,301
Volvo AB - B Shares (b)	867,573	23,496,473

		71,114,069

Switzerland—6.8%
Cie Financiere Richemont SA - Class A	106,713	16,324,338
Glencore PLC	7,680,665	42,254,791
Novartis AG	223,300	21,625,342
Roche Holding AG	133,100	33,977,348
Schindler Holding AG (Participation Certificate)	59,756	15,045,273
Swatch Group AG (b)	110,177	25,565,762

		154,792,854

United Kingdom—15.2%
Ashtead Group PLC	421,600	29,967,793
Bunzl PLC	119,100	4,586,374
Compass Group PLC	547,000	16,030,968
Informa PLC	1,297,300	13,601,208
Lloyds Banking Group PLC	125,105,400	81,893,533
Prudential PLC	7,179,362	67,532,845
Reckitt Benckiser Group PLC	514,300	29,257,998
Schroders PLC	8,301,941	39,550,945
Smith & Nephew PLC	772,400	9,767,316
Smiths Group PLC	555,909	11,533,298
WPP PLC	4,415,806	41,789,852

		345,512,130

United States—4.6%
CNH Industrial NV	6,208,269	80,459,166

BHFTI-145

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Holcim AG	273,940	$24,930,906

		105,390,072

Total Common Stocks (Cost $1,988,199,141)		2,161,835,417

Preferred Stock—1.8%

South Korea—1.8%
Samsung Electronics Co. Ltd. (Cost $43,949,064)	831,300	41,508,728

Short-Term Investment—3.0%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $68,891,914; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.250%, maturity dates ranging from 01/15/26 - 02/15/54, and an aggregate market value of $70,250,254.	68,872,782	68,872,782

Total Short-Term Investments (Cost $68,872,782)		68,872,782

Securities Lending Reinvestments (c)—3.2%

Commercial Paper—0.1%
Ciesco LLC 5.340%, 04/01/24	2,000,000	1,998,792

Repurchase Agreements—1.8%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $8,003,633; collateralized by various Common Stock with an aggregate market value of $8,910,574.	8,000,000	8,000,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $10,489,736; collateralized by various Common Stock with an aggregate market value of $11,683,323.	10,485,000	10,485,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $9,785,702; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $9,977,027.	9,781,399	9,781,399
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,836.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $8,003,613; collateralized by various Common Stock with an aggregate market value of $8,905,019.	8,000,000	8,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,200,331.	2,000,000	2,000,000

		39,266,399

Time Deposits—0.4%
Banco Santander SA (NY) 5.310%, 04/01/24	3,000,000	3,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA 5.280%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	2,000,000	2,000,000

		9,000,000

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class 5.250% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (d)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (d)	6,000,000	6,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (d)	130,000	130,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (d)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (d)	50,000	50,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (d)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.220% (d)	4,000,000	4,000,000

		20,180,000

Total Securities Lending Reinvestments (Cost $70,446,399)		70,445,191

Total Investments—102.8% (Cost $2,171,467,386)		2,342,662,118
Other assets and liabilities (net)—(2.8)%		(62,712,163)

Net Assets—100.0%		$2,279,949,955

BHFTI-146

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $70,103,266 and the collateral received consisted of cash in the amount of $70,445,212 and non-cash collateral with a value of $6,087,800. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Machinery	10.4
Banks	10.3
Textiles, Apparel & Luxury Goods	5.9
Pharmaceuticals	5.7
Insurance	5.3
Automobiles	5.2
Health Care Providers & Services	4.6
Broadline Retail	4.3
Financial Services	3.9
Hotels, Restaurants & Leisure	3.7

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,963,738	$—	$5,963,738
Belgium	20,068,389	27,506,637	—	47,575,026
Canada	34,762,665	—	—	34,762,665
China	—	98,175,800	—	98,175,800
Denmark	—	30,725,974	—	30,725,974
France	—	339,572,165	—	339,572,165
Germany	—	602,810,950	—	602,810,950
Indonesia	—	4,798,460	—	4,798,460
Ireland	31,792,488	5,250,594	—	37,043,082
Italy	—	56,405,017	—	56,405,017
Japan	—	68,469,290	—	68,469,290
Luxembourg	—	32,631,261	—	32,631,261
Netherlands	—	59,829,673	—	59,829,673
South Korea	—	36,704,708	—	36,704,708
Spain	—	29,558,483	—	29,558,483
Sweden	—	71,114,069	—	71,114,069
Switzerland	—	154,792,854	—	154,792,854
United Kingdom	—	345,512,130	—	345,512,130
United States	80,459,166	24,930,906	—	105,390,072
Total Common Stocks	167,082,708	1,994,752,709	—	2,161,835,417

BHFTI-147

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Preferred Stock*	$—	$41,508,728	$—	$41,508,728
Total Short-Term Investment*	—	68,872,782	—	68,872,782
Securities Lending Reinvestments
Commercial Paper	—	1,998,792	—	1,998,792
Repurchase Agreements	—	39,266,399	—	39,266,399
Time Deposits	—	9,000,000	—	9,000,000
Mutual Funds	20,180,000	—	—	20,180,000
Total Securities Lending Reinvestments	20,180,000	50,265,191	—	70,445,191
Total Investments	$187,262,708	$2,155,399,410	$—	$2,342,662,118

Collateral for Securities Loaned (Liability)	$—	$(70,445,212)	$—	$(70,445,212)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-148

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—5.3% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—5.3%
U.S. Treasury Floating Rate Notes 5.225%, 3M USTBMM - 0.075%, 04/30/24 (a)	30,700,000	$30,692,483
5.337%, 3M USTBMM + 0.037%, 07/31/24 (a)	29,400,000	29,397,496

Total U.S. Treasury & Government Agencies (Cost $60,099,999)		60,089,979

Corporate Bonds & Notes—2.0%

Commercial Services—1.6%
Altoona-Blair County Development Corp. 5.390%, 09/01/38 (144A) (a)	17,850,000	17,850,000

Machinery-Construction & Mining—0.4%
Caterpillar Financial Services Corp. 5.803%, SOFR + 0.450%, 11/14/24 (a)	5,000,000	5,006,792

Total Corporate Bonds & Notes (Cost $22,850,000)		22,856,792

Municipals—0.9%
New York State Housing Finance Agency 5.310%, 11/01/46 (a) (Cost $9,600,000)	9,600,000	9,600,000

Short-Term Investments—86.9%

Certificate of Deposit—7.2%
Bank of Montreal 5.640%, SOFR + 0.310%, 03/19/25 (a)	10,000,000	9,999,860
Citibank NA 6.000%, 09/20/24	5,000,000	5,010,238
Korea Development Bank 5.740%, SOFR + 0.410%, 05/24/24 (a)	25,300,000	25,311,107
MUFG Bank Ltd. 5.750%, SOFR + 0.420%, 06/03/24 (a)	15,000,000	15,008,250
Toronto-Dominion Bank 5.500%, 12/03/24	7,200,000	7,200,410
Woori Bank 5.430%, 06/10/24	19,000,000	18,999,574

		81,529,439

Commercial Paper—54.1%
Anglesea Funding LLC 5.550%, OBFR + 0.230%, 08/07/24 (144A) (a)	15,000,000	15,002,006
Australia & New Zealand Banking Group Ltd. 5.670%, SOFR + 0.340%, 01/08/25 (144A) (a)	10,000,000	10,008,862
Banque et Caisse d’Epargne de l’Etat 4.854%, 04/09/24 (b)	22,500,000	22,460,067
Barclays Bank PLC 5.311%, 05/08/24 (b)	15,000,000	14,908,544
5.640%, SOFR + 0.310%, 11/05/24 (144A) (a)	10,000,000	10,005,410
Caisse des Depots et Consignations 5.294%, 05/31/24 (b)	28,000,000	27,736,742

Commercial Paper—(Continued)
CDP Financial, Inc. 5.520%, 05/01/24 (144A) (b)	26,000,000	25,868,873
5.670%, SOFR + 0.340%, 01/09/25 (144A) (a)	8,000,000	8,004,059
Dexia Credit Local SA 5.366%, 05/07/24 (144A) (b)	10,000,000	9,940,556
Eli Lilly & Co. 5.338%, 05/21/24 (144A) (b)	14,000,000	13,887,902
Emory University 5.450%, 05/14/24	5,700,000	5,699,490
Erste Abwicklungsanstalt 5.035%, 04/16/24 (b)	20,000,000	19,943,735
Export Development Canada 5.118%, 04/23/24 (b)	20,000,000	19,923,339
5.356%, 05/24/24 (b)	15,000,000	14,874,386
Federation des Caisses Desjardins du Quebec 4.929%, 04/11/24 (b)	14,000,000	13,970,948
FMS Wertmanagement 5.206%, 04/26/24 (b)	15,000,000	14,935,848
Hydro-Quebec 5.045%, 04/15/24 (144A) (b)	10,000,000	9,973,565
Johnson & Johnson 5.245%, 05/14/24 (144A) (b)	15,000,000	14,896,293
JP Morgan Securities LLC 5.930%, 08/09/24 (144A)	8,000,000	8,004,124
Lexington Parker Capital Co. LLC 5.530%, SOFR + 0.200%, 04/05/24 (144A) (a)	15,000,000	15,000,210
LMA-Americas LLC 2.870%, 04/02/24 (144A) (b)	15,600,000	15,588,458
LVMH Moet Hennessy Louis Vuitton SE 5.386%, 07/15/24 (b)	15,000,000	14,759,534
LVMH Moet Hennessy Louis Vuitton, Inc. 5.513%, 08/12/24 (144A) (b)	13,000,000	12,739,908
Macquarie Bank Ltd. 5.315%, 05/14/24 (b)	10,000,000	9,929,465
Manhattan Asset Funding Co. LLC 5.270%, 04/12/24 (144A) (b)	5,500,000	5,487,753
Microsoft Corp.
Zero Coupon, 04/01/24 (144A) (b)	19,700,000	19,688,414
MUFG Bank Ltd.
Zero Coupon, 04/01/24 (b)	15,500,000	15,490,855
New York Life Capital Corp. 4.716%, 04/08/24 (b)	16,419,000	16,392,293
PACCAR Financial Corp. 5.114%, 04/19/24 (b)	11,000,000	10,963,158
5.167%, 04/24/24 (b)	20,950,000	20,863,204
Pacific Life Short Term Funding LLC 5.116%, 04/22/24 (b)	26,800,000	26,700,596
Procter & Gamble Co. 4.934%, 04/12/24 (144A) (b)	11,500,000	11,474,700
PSP Capital, Inc. 5.240%, 05/02/24 (b)	13,000,000	12,933,267
Ridgefield Funding Co. LLC 5.476%, 05/20/24 (b)	15,000,000	14,881,413
Sheffield Receivables Co. LLC 5.432%, 09/03/24 (144A) (b)	8,000,000	7,810,825

BHFTI-149

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Siemens Capital Co. LLC 3.584%, 04/03/24 (144A) (b)	15,000,000	$14,986,839
Thunder Bay Funding LLC 5.904%, 10/16/24 (144A) (b)	10,000,000	9,705,520
TotalEnergies Capital SA 5.366%, 05/28/24 (b)	15,000,000	14,863,775
5.407%, 06/17/24 (b)	11,000,000	10,867,513
Toyota Motor Credit Corp. 5.278%, 05/15/24 (b)	20,000,000	19,858,240
5.388%, 07/09/24 (b)	12,000,000	11,817,598
Unilever Capital Corp. 5.155%, 04/22/24 (b)	3,500,000	3,487,075
Versailles Commercial Paper LLC 5.500%, SOFR + 0.170%, 08/05/24 (144A) (a)	14,000,000	14,001,428

		610,336,790

Mutual Funds—23.7%
Invesco U.S. Dollar Liquidity Portfolio, Agency Class 5.350% (c) (d)	189,624,867	189,624,867
STIT-Government & Agency Portfolio, Institutional Class 5.240% (c) (d)	47,362,152	47,362,152
STIT-Treasury Portfolio, Institutional Class 5.210% (c) (d)	30,804,959	30,804,959

		267,791,978

U.S. Treasury—1.9%
U.S. Treasury Bill 5.119%, 07/25/24 (b)	22,100,000	$21,736,460

Total Short-Term Investments (Cost $981,637,082)		981,394,667

Total Investments—95.1% (Cost $1,074,187,081)		1,073,941,438
Other assets and liabilities (net)—4.9%		55,770,281

Net Assets—100.0%		$1,129,711,719

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	Affiliated Issuer.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $269,925,705, which is 23.9% of net assets.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of March 31, 2024	Income earned from affiliates during the period
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$184,975,721	$49,212,253	$(44,563,107)	$189,624,867	$2,620,538
STIT-Government & Agency Portfolio, Institutional Class	46,990,417	59,593,407	(59,221,672)	47,362,152	494,380
STIT-Treasury Portfolio, Institutional Class	30,557,136	39,728,938	(39,481,115)	30,804,959	327,476

	$262,523,274	$148,534,598	$(143,265,894)	$267,791,978	$3,442,394

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/17/24	1,605	AUD	187,104,175	$259,467
Brent Crude Oil Futures	06/28/24	247	USD	21,081,450	1,062,565
Canada Government Bond 10 Year Futures	06/19/24	1,145	CAD	137,789,300	309,509
Euro STOXX 50 Index Futures	06/21/24	1,115	EUR	56,251,750	1,688,041
Euro-Bund Futures	06/06/24	787	EUR	104,970,060	655,965
FTSE 100 Index Futures	06/21/24	510	GBP	40,738,800	1,730,338
Japanese Government 10 Year Bond Futures	06/13/24	180	JPY	26,220,600,000	165,846

BHFTI-150

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Low Sulphur Gas Oil Futures	04/11/24	29	USD	2,369,300	$75,598
MSCI Emerging Markets Index Mini Futures	06/21/24	1,455	USD	76,314,750	(172,027)
New York Harbor ULSD Futures	04/30/24	228	USD	25,114,975	(124,612)
RBOB Gasoline Futures	04/30/24	236	USD	26,966,587	1,703,244
Russell 2000 Index E-Mini Futures	06/21/24	563	USD	60,407,085	1,146,707
S&P 500 Index E-Mini Futures	06/21/24	141	USD	37,424,925	818,635
Silver Futures	05/29/24	47	USD	5,855,260	428,388
TOPIX Index Futures	06/13/24	494	JPY	13,683,800,000	2,193,852
U.S. Treasury Long Bond Futures	06/18/24	526	USD	63,350,125	1,342,982
United Kingdom Long Gilt Bond Futures	06/26/24	868	GBP	86,747,920	2,286,091
WTI Light Sweet Crude Oil Futures	08/20/24	170	USD	13,615,300	692,567

Net Unrealized Appreciation					$16,263,156

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.170%	Monthly	06/20/24	BBP	Barclays Copper Excess Return Index	USD	5,623,860	$(108,715)	$—	$(108,715)
Pay	0.190%	Monthly	02/18/25	BBP	Barclays Soybeans Seasonal Excess Return Index	USD	8,156,151	(48,768)	—	(48,768)
Pay	0.270%	Monthly	02/05/25	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	22,379,564	662,437	—	662,437
Pay	0.280%	Monthly	02/10/25	CIBC	CIBC Seasonal Cotton Index	USD	6,409,186	55,415	—	55,415
Pay	0.140%	Monthly	02/20/25	CIBC	CIBC Soymeal Front Month Excess Return Index	USD	9,289,390	13,776	—	13,776
Pay	0.200%	Monthly	07/03/24	CG	Cargill Coffee Front Month Excess Return Index	USD	5,128,903	70,196	—	70,196
Pay	0.210%	Monthly	11/01/24	CG	Cargill Live Cattle Seasonal Index	USD	2,328,705	(41,558)	—	(41,558)
Pay	0.240%	Monthly	02/13/25	CG	Cargill Soybean Oil Index	USD	7,268,872	437,112	—	437,112
Pay	0.200%	Monthly	02/10/25	CG	Cargill Sugar Excess Return Index	USD	12,678,205	390,096	—	390,096
Pay	0.220%	Monthly	12/02/24	CG	Cargill Wheat Chicago Seasonal Index	USD	2,464,459	151,055	—	151,055
Pay	0.250%	Monthly	02/05/25	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	26,576,609	(90,142)	—	(90,142)
Pay	0.090%	Monthly	10/28/24	JPMC	JPMorgan Gold S&P Excess Return Index	USD	16,401,735	427,027	—	427,027
Pay	0.250%	Monthly	06/24/24	MLI	MLCX Natural Gas Seasonal Index	USD	2,988,028	—	—	—
Pay	0.300%	Monthly	02/07/25	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	11,161,120	56,288	—	56,288
Pay	0.170%	Monthly	02/20/25	MBL	Macquarie Soymeal Excess Return Index	USD	6,118,045	(71,618)	—	(71,618)
Pay	0.120%	Monthly	02/10/25	MLI	Merrill Lynch Corn Seasonal Excess Return Strategy Index	USD	2,802,689	—	—	—
Pay	0.180%	Monthly	02/10/25	MLI	Merrill Lynch Cotton Seasonal Excess Return Strategy Index	USD	6,246,565	—	—	—
Pay	0.120%	Monthly	07/03/24	MLI	Merrill Lynch Gold Excess Return Index	USD	14,470,850	—	—	—
Pay	0.180%	Monthly	12/02/24	RBC	RBC Coffee Front Month Excess Return Index	USD	3,566,976	—	—	—
Pay	0.280%	Monthly	02/10/25	RBC	RBC Enhanced Cotton Seasonal Index	USD	7,366,657	—	—	—
Pay	0.180%	Monthly	02/18/25	RBC	RBC Enhanced Soybean Excess Return Index	USD	8,093,709	—	—	—
Pay	0.200%	Monthly	02/10/25	RBC	RBC Enhanced Sugar Excess Return Index	USD	8,886,838	—	—	—
Pay	0.300%	Monthly	07/08/24	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	15,798,282	365,261	—	365,261
Pay	0.250%	Monthly	02/13/25	GSI	S&P GSCI Soybean Oil Excess Return Index	USD	7,909,263	397,441	—	397,441
Pay	0.140%	Monthly	02/18/25	GSI	S&P GSCI Soybeans Seasonal Excess Return Index	USD	3,388,710	84,287	—	84,287

Totals								$2,749,590	$—	$2,749,590

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Cash in the amount of $2,590,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.

BHFTI-151

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank NA
(MBL)—	Macquarie Bank Ltd.
(MLI)—	Merrill Lynch International
(MSCS)—	Morgan Stanley Capital Services LLC
(RBC)—	Royal Bank of Canada

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$60,089,979	$—	$60,089,979
Total Corporate Bonds & Notes*	—	22,856,792	—	22,856,792
Total Municipals*	—	9,600,000	—	9,600,000
Short-Term Investments
Certificate of Deposit	—	81,529,439	—	81,529,439
Commercial Paper	—	610,336,790	—	610,336,790
Mutual Funds	267,791,978	—	—	267,791,978
U.S. Treasury	—	21,736,460	—	21,736,460
Total Short-Term Investments	267,791,978	713,602,689	—	981,394,667
Total Investments	$267,791,978	$806,149,460	$—	$1,073,941,438

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$16,559,795	$—	$—	$16,559,795
Futures Contracts (Unrealized Depreciation)	(296,639)	—	—	(296,639)
Total Futures Contracts	$16,263,156	$—	$—	$16,263,156
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,110,391	$—	$3,110,391
OTC Swap Contracts at Value (Liabilities)	—	(360,801)	—	(360,801)
Total OTC Swap Contracts	$—	$2,749,590	$—	$2,749,590

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-152

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Textron, Inc.	244,955	$23,498,533

Air Freight & Logistics—2.1%
FedEx Corp.	144,952	41,998,393

Automobiles—0.6%
General Motors Co.	283,052	12,836,408

Banks—12.4%
Bank of America Corp.	1,420,478	53,864,526
Citigroup, Inc.	471,951	29,846,181
Citizens Financial Group, Inc.	748,157	27,150,617
Fifth Third Bancorp (a)	726,396	27,029,195
Huntington Bancshares, Inc.	1,842,483	25,702,638
M&T Bank Corp. (a)	141,693	20,607,830
Wells Fargo & Co.	1,087,560	63,034,978

		247,235,965

Beverages—2.0%
Coca-Cola Co.	278,572	17,043,035
Keurig Dr Pepper, Inc.	728,430	22,340,948

		39,383,983

Biotechnology—0.4%
AbbVie, Inc.	40,551	7,384,337

Broadline Retail—1.2%
eBay, Inc. (a)	459,177	24,235,362

Building Products—2.1%
Johnson Controls International PLC (a)	641,397	41,896,052

Capital Markets—3.4%
Goldman Sachs Group, Inc.	62,156	25,961,940
Morgan Stanley	137,928	12,987,300
State Street Corp.	382,161	29,548,689

		68,497,929

Chemicals—1.9%
CF Industries Holdings, Inc. (a)	232,189	19,320,447
Corteva, Inc.	309,895	17,871,644

		37,192,091

Communications Equipment—2.9%
Cisco Systems, Inc.	679,748	33,926,223
F5, Inc. (b)	127,743	24,218,795

		58,145,018

Consumer Staples Distribution & Retail—1.3%
Sysco Corp.	324,132	26,313,036

Containers & Packaging—1.4%
International Paper Co.	723,789	28,242,247

Electrical Equipment—3.4%
Eaton Corp. PLC	116,417	36,401,268
Emerson Electric Co.	278,353	31,570,797

		67,972,065

Entertainment—1.4%
Walt Disney Co.	182,731	22,358,965
Warner Bros Discovery, Inc. (b)	730,745	6,379,404

		28,738,369

Food Products—1.4%
Kraft Heinz Co.	568,033	20,960,418
Tyson Foods, Inc. - Class A	121,948	7,162,006

		28,122,424

Health Care Equipment & Supplies—2.9%
Baxter International, Inc.	282,158	12,059,433
Becton Dickinson & Co.	68,101	16,851,592
Dentsply Sirona, Inc.	243,699	8,088,370
Medtronic PLC	231,828	20,203,810

		57,203,205

Health Care Providers & Services—6.8%
CVS Health Corp.	420,584	33,545,780
Elevance Health, Inc.	85,055	44,104,420
Henry Schein, Inc. (a) (b)	263,950	19,933,504
Humana, Inc.	42,894	14,872,207
Universal Health Services, Inc. - Class B	127,241	23,216,393

		135,672,304

Hotels, Restaurants & Leisure—2.6%
Booking Holdings, Inc.	563	2,042,497
Las Vegas Sands Corp.	479,866	24,809,072
Starbucks Corp.	272,324	24,887,690

		51,739,259

Household Products—2.1%
Kimberly-Clark Corp.	202,031	26,132,710
Reckitt Benckiser Group PLC	257,235	14,633,834

		40,766,544

Industrial Conglomerates—1.4%
General Electric Co.	159,802	28,050,045

Insurance—2.9%
Allstate Corp.	127,895	22,127,114
American International Group, Inc.	445,932	34,858,504

		56,985,618

Interactive Media & Services—4.2%
Alphabet, Inc. - Class A (b)	226,332	34,160,289
Meta Platforms, Inc. - Class A	100,703	48,899,363

		83,059,652

BHFTI-153

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—2.0%
Cognizant Technology Solutions Corp. - Class A	293,190	$21,487,895
DXC Technology Co. (a) (b)	854,966	18,133,829

		39,621,724

Machinery—2.6%
Caterpillar, Inc.	75,078	27,510,831
Westinghouse Air Brake Technologies Corp.	166,276	24,223,088

		51,733,919

Media—1.8%
Charter Communications, Inc. - Class A (a) (b)	48,226	14,015,922
Comcast Corp. - Class A (a)	481,922	20,891,319

		34,907,241

Multi-Utilities—1.3%
Dominion Energy, Inc.	512,958	25,232,404

Oil, Gas & Consumable Fuels—9.9%
Cheniere Energy, Inc.	82,913	13,372,209
Chevron Corp.	271,838	42,879,726
ConocoPhillips	147,076	18,719,833
Exxon Mobil Corp.	203,099	23,608,228
Hess Corp.	117,619	17,953,364
Marathon Oil Corp.	652,928	18,503,980
Pioneer Natural Resources Co.	51,958	13,638,975
Shell PLC (ADR) (a)	112,280	7,527,251
Suncor Energy, Inc. (a)	1,093,113	40,346,801

		196,550,367

Pharmaceuticals—6.5%
AstraZeneca PLC	119,800	16,130,002
Bristol-Myers Squibb Co.	308,124	16,709,564
Johnson & Johnson	174,401	27,588,494
Merck & Co., Inc.	282,240	37,241,568
Sanofi SA (ADR)	667,716	32,450,998

		130,120,626

Semiconductors & Semiconductor Equipment—4.4%
Intel Corp.	567,353	25,059,982
NXP Semiconductors NV	130,366	32,300,784
QUALCOMM, Inc.	175,065	29,638,504

		86,999,270

Software—2.7%
Microsoft Corp.	125,545	52,819,293

Specialized REITs—0.4%
SBA Communications Corp. (a)	36,434	7,895,248

Textiles, Apparel & Luxury Goods—0.3%
Ralph Lauren Corp. (a)	29,087	5,461,375

Tobacco—2.4%
Philip Morris International, Inc.	516,837	47,352,606

Wireless Telecommunication Services—0.8%
T-Mobile U.S., Inc.	96,574	15,762,808

Total Common Stocks (Cost $1,391,507,886)		1,929,625,720

Short-Term Investment—2.8%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $56,287,559; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $57,397,434.	56,271,927	56,271,927

Total Short-Term Investments (Cost $56,271,927)		56,271,927

Securities Lending Reinvestments (c)—1.2%

Repurchase Agreements—1.2%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,301,045; collateralized by various Common Stock with an aggregate market value of $2,561,790.	2,300,000	2,300,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $1,000,454; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $1,023,343.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $5,022,298; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $5,120,491.	5,020,089	5,020,089
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $4,004,239; collateralized by various Common Stock with an aggregate market value of $4,456,554.	4,000,000	4,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $3,001,370 ; collateralized by various Common Stock with an aggregate market value of $3,346,538.	3,000,000	3,000,000

BHFTI-154

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,565,637.	5,000,000	$5,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $4,001,807; collateralized by various Common Stock with an aggregate market value of $4,400,667.	4,000,000	4,000,000

		24,320,089

Total Securities Lending Reinvestments (Cost $24,320,089)		24,320,089

Total Investments—101.1% (Cost $1,472,099,902)		2,010,217,736
Other assets and liabilities (net)—(1.1)%		(22,614,456)

Net Assets—100.0%		$1,987,603,280

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $77,609,829 and the collateral received consisted of cash in the amount of $24,320,089 and non-cash collateral with a value of $55,111,980. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	26,898,676	DBAG	04/26/24	USD	19,853,577	$(11,697)
EUR	656,699	DBAG	04/26/24	USD	712,103	2,971
EUR	14,583,539	RBC	04/26/24	USD	15,855,530	107,620
GBP	430,549	DBAG	04/26/24	USD	543,352	(134)
GBP	813,588	GSI	04/26/24	USD	1,034,497	7,498
GBP	13,865,242	RBC	04/26/24	USD	17,635,866	133,656

Net Unrealized Appreciation						$239,914

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-155

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$23,498,533	$—	$—	$23,498,533
Air Freight & Logistics	41,998,393	—	—	41,998,393
Automobiles	12,836,408	—	—	12,836,408
Banks	247,235,965	—	—	247,235,965
Beverages	39,383,983	—	—	39,383,983
Biotechnology	7,384,337	—	—	7,384,337
Broadline Retail	24,235,362	—	—	24,235,362
Building Products	41,896,052	—	—	41,896,052
Capital Markets	68,497,929	—	—	68,497,929
Chemicals	37,192,091	—	—	37,192,091
Communications Equipment	58,145,018	—	—	58,145,018
Consumer Staples Distribution & Retail	26,313,036	—	—	26,313,036
Containers & Packaging	28,242,247	—	—	28,242,247
Electrical Equipment	67,972,065	—	—	67,972,065
Entertainment	28,738,369	—	—	28,738,369
Food Products	28,122,424	—	—	28,122,424
Health Care Equipment & Supplies	57,203,205	—	—	57,203,205
Health Care Providers & Services	135,672,304	—	—	135,672,304
Hotels, Restaurants & Leisure	51,739,259	—	—	51,739,259
Household Products	26,132,710	14,633,834	—	40,766,544
Industrial Conglomerates	28,050,045	—	—	28,050,045
Insurance	56,985,618	—	—	56,985,618
Interactive Media & Services	83,059,652	—	—	83,059,652
IT Services	39,621,724	—	—	39,621,724
Machinery	51,733,919	—	—	51,733,919
Media	34,907,241	—	—	34,907,241
Multi-Utilities	25,232,404	—	—	25,232,404
Oil, Gas & Consumable Fuels	196,550,367	—	—	196,550,367
Pharmaceuticals	113,990,624	16,130,002	—	130,120,626
Semiconductors & Semiconductor Equipment	86,999,270	—	—	86,999,270
Software	52,819,293	—	—	52,819,293
Specialized REITs	7,895,248	—	—	7,895,248
Textiles, Apparel & Luxury Goods	5,461,375	—	—	5,461,375
Tobacco	47,352,606	—	—	47,352,606
Wireless Telecommunication Services	15,762,808	—	—	15,762,808
Total Common Stocks	1,898,861,884	30,763,836	—	1,929,625,720
Total Short-Term Investment*	—	56,271,927	—	56,271,927
Total Securities Lending Reinvestments*	—	24,320,089	—	24,320,089
Total Investments	$1,898,861,884	$111,355,852	$—	$2,010,217,736

BHFTI-156

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for Securities Loaned (Liability)	$—	$(24,320,089)	$—	$(24,320,089)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$251,745	$—	$251,745
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(11,831)	—	(11,831)
Total Forward Contracts	$—	$239,914	$—	$239,914

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-157

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—100.2% of Net Assets

Security Description	Shares	Value

Canada—0.6%
Canadian Pacific Kansas City Ltd. (a)	84,890	$7,484,751

China—2.4%
JD.com, Inc. (ADR) (a)	813,133	22,271,713
Tencent Holdings Ltd.	145,500	5,678,092
Yum China Holdings, Inc.	16,732	665,766

		28,615,571

Denmark—4.9%
Novo Nordisk AS - Class B	457,873	58,651,664

France—11.5%
Airbus SE	329,769	60,827,888
Dassault Systemes SE	111,247	4,920,588
EssilorLuxottica SA	43,909	9,958,301
Kering SA	26,949	10,651,978
LVMH Moet Hennessy Louis Vuitton SE	55,499	50,195,357
Pernod Ricard SA	7,842	1,267,967

		137,822,079

Germany—3.6%
Allianz SE	22,459	6,730,626
SAP SE	186,338	36,278,732

		43,009,358

India—7.2%
DLF Ltd.	6,096,095	65,807,303
HDFC Bank Ltd.	270,757	4,707,569
ICICI Bank Ltd. (ADR) (a)	629,603	16,627,815

		87,142,687

Israel—1.4%
Nice Ltd. (ADR) (a) (b)	65,292	17,016,401

Italy—1.1%
Brunello Cucinelli SpA	96,458	11,030,753
Ferrari NV	5,003	2,180,584

		13,211,337

Japan—4.4%
Hoya Corp.	43,100	5,395,342
Keyence Corp.	66,600	30,968,955
Murata Manufacturing Co. Ltd.	77,100	1,450,819
TDK Corp.	302,000	14,835,798

		52,650,914

Netherlands—2.1%
ASML Holding NV	19,470	18,692,813
BE Semiconductor Industries NV	23,120	3,529,995
Universal Music Group NV	105,017	3,157,729

		25,380,537

Spain—1.1%
Amadeus IT Group SA	215,615	13,827,842

Security Description	Shares/ Principal Amount*	Value

Sweden—4.6%
Assa Abloy AB - Class B	777,786	22,310,626
Atlas Copco AB - A Shares	1,927,126	32,520,878

		54,831,504

Switzerland—0.8%
Lonza Group AG	16,218	9,710,375

United States—54.5%
Adobe, Inc. (b)	74,856	37,772,338
Alphabet, Inc. - Class A (b)	860,126	129,818,817
Amazon.com, Inc. (b)	91,553	16,514,330
Analog Devices, Inc.	268,257	53,058,552
Avantor, Inc. (b)	180,101	4,605,183
Boston Scientific Corp. (b)	69,298	4,746,220
Charles River Laboratories International, Inc. (a) (b)	16,941	4,590,164
Charter Communications, Inc. - Class A (a) (b)	4,470	1,299,116
Danaher Corp.	22,038	5,503,329
Ecolab, Inc.	21,187	4,892,078
Edwards Lifesciences Corp. (b)	35,098	3,353,965
Equifax, Inc.	72,698	19,448,169
IDEXX Laboratories, Inc. (b)	8,987	4,852,351
Illumina, Inc. (b)	37,175	5,104,871
Intuit, Inc.	81,732	53,125,800
Intuitive Surgical, Inc. (b)	32,798	13,089,354
IQVIA Holdings, Inc. (b)	50,212	12,698,113
Lam Research Corp. (a)	5,538	5,380,555
Linde PLC	7,999	3,714,096
Marriott International, Inc. - Class A	42,483	10,718,886
Marvell Technology, Inc.	301,554	21,374,148
Meta Platforms, Inc. - Class A	212,183	103,031,821
Microsoft Corp.	61,031	25,676,962
Netflix, Inc. (b)	10,743	6,524,546
NVIDIA Corp.	31,829	28,759,411
Phathom Pharmaceuticals, Inc. (a) (b)	216,312	2,297,233
S&P Global, Inc.	101,653	43,248,269
Thermo Fisher Scientific, Inc.	2,962	1,721,544
Veralto Corp.	7,346	651,296
Visa, Inc. - Class A (a)	99,062	27,646,223

		655,217,740

Total Common Stocks (Cost $581,329,912)		1,204,572,760

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $1,635,954; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $1,668,287.	1,635,500	1,635,500

Total Short-Term Investments (Cost $1,635,500)		1,635,500

BHFTI-158

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—3.3%

Security Description	Principal Amount*	Value

Repurchase Agreements—2.2%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $1,800,818; collateralized by various Common Stock with an aggregate market value of $2,004,879.	1,800,000	$1,800,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $2,010,928; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $1,365,385; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $1,392,080.	1,364,784	1,364,784
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $4,004,239; collateralized by various Common Stock with an aggregate market value of $4,456,554.	4,000,000	4,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $1,100,502; collateralized by various Common Stock with an aggregate market value of $1,227,064.	1,100,000	1,100,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $4,001,807; collateralized by various Common Stock with an aggregate market value of $4,452,510.	4,000,000	4,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $8,003,613; collateralized by various Common Stock with an aggregate market value of $8,801,332.	8,000,000	8,000,000

		26,264,784

Time Deposits—0.3%
Banco Santander SA (NY) 5.310%, 04/01/24	1,700,000	1,700,000
DZ Bank AG (NY) 5.290%, 04/01/24	1,700,000	1,700,000

		3,400,000

Security Description	Shares	Value

Mutual Funds—0.8%
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (d)	5,000,000	$5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (d)	2,500,000	2,500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (d)	2,500,000	2,500,000

		10,000,000

Total Securities Lending Reinvestments (Cost $39,664,784)		39,664,784

Total Investments—103.6% (Cost $622,630,196)		1,245,873,044
Other assets and liabilities (net)—(3.6)%		(43,823,124)

Net Assets—100.0%		$1,202,049,920

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $69,689,636 and the collateral received consisted of cash in the amount of $39,664,784 and non-cash collateral with a value of $31,312,307. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Interactive Media & Services	19.8
Software	14.5
Semiconductors & Semiconductor Equipment	10.9
Textiles, Apparel & Luxury Goods	6.0
Real Estate Management & Development	5.5
Pharmaceuticals	5.1
Aerospace & Defense	5.1
Electronic Equipment, Instruments & Components	3.9
Life Sciences Tools & Services	3.6
Capital Markets	3.6

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-159

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$7,484,751	$—	$—	$7,484,751
China	22,937,479	5,678,092	—	28,615,571
Denmark	—	58,651,664	—	58,651,664
France	—	137,822,079	—	137,822,079
Germany	—	43,009,358	—	43,009,358
India	16,627,815	70,514,872	—	87,142,687
Israel	17,016,401	—	—	17,016,401
Italy	—	13,211,337	—	13,211,337
Japan	—	52,650,914	—	52,650,914
Netherlands	—	25,380,537	—	25,380,537
Spain	—	13,827,842	—	13,827,842
Sweden	—	54,831,504	—	54,831,504
Switzerland	—	9,710,375	—	9,710,375
United States	655,217,740	—	—	655,217,740
Total Common Stocks	719,284,186	485,288,574	—	1,204,572,760
Total Short-Term Investment*	—	1,635,500	—	1,635,500
Securities Lending Reinvestments
Repurchase Agreements	—	26,264,784	—	26,264,784
Time Deposits	—	3,400,000	—	3,400,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	29,664,784	—	39,664,784
Total Investments	$729,284,186	$516,588,858	$—	$1,245,873,044

Collateral for Securities Loaned (Liability)	$—	$(39,664,784)	$—	$(39,664,784)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-160

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—100.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
BWX Technologies, Inc.	83,203	$8,538,292
Moog, Inc. - Class A (a)	40,686	6,495,520

		15,033,812

Air Freight & Logistics—0.9%
GXO Logistics, Inc. (b)	157,071	8,444,190

Automobile Components—0.8%
Modine Manufacturing Co. (a) (b)	79,667	7,583,502

Banks—1.3%
Pinnacle Financial Partners, Inc.	78,355	6,729,127
Western Alliance Bancorp	102,818	6,599,888

		13,329,015

Biotechnology—7.9%
Apellis Pharmaceuticals, Inc. (b)	92,450	5,434,211
Ascendis Pharma AS (ADR) (b)	49,430	7,472,333
Blueprint Medicines Corp. (a) (b)	54,411	5,161,428
Cytokinetics, Inc. (a) (b)	91,120	6,388,423
Halozyme Therapeutics, Inc. (b)	183,368	7,459,410
Madrigal Pharmaceuticals, Inc. (a) (b)	10,293	2,748,643
Natera, Inc. (b)	240,772	22,021,007
Twist Bioscience Corp. (a) (b)	126,025	4,323,918
Vaxcyte, Inc. (a) (b)	84,881	5,798,221
Viking Therapeutics, Inc. (a) (b)	76,187	6,247,334
Xenon Pharmaceuticals, Inc. (b)	123,236	5,305,310

		78,360,238

Broadline Retail—0.7%
Ollie’s Bargain Outlet Holdings, Inc. (b)	81,692	6,500,232

Building Products—3.5%
AAON, Inc.	123,453	10,876,209
Azek Co., Inc. (b)	302,878	15,210,533
Simpson Manufacturing Co., Inc.	41,175	8,448,287

		34,535,029

Capital Markets—2.0%
Jefferies Financial Group, Inc.	179,495	7,915,729
TMX Group Ltd.	445,524	11,751,927

		19,667,656

Chemicals—1.8%
Element Solutions, Inc.	431,554	10,780,219
Quaker Chemical Corp. (a)	32,340	6,637,785

		17,418,004

Commercial Services & Supplies—1.1%
Clean Harbors, Inc. (b)	56,630	11,400,185

Construction & Engineering—3.5%
AECOM	71,706	7,032,924
Comfort Systems USA, Inc.	20,960	6,659,202

Construction & Engineering—(Continued)
Construction Partners, Inc. - Class A (a) (b)	222,837	12,512,298
MYR Group, Inc. (a) (b)	49,876	8,815,583

		35,020,007

Construction Materials—1.2%
Eagle Materials, Inc.	42,099	11,440,403

Consumer Staples Distribution & Retail—1.3%
Grocery Outlet Holding Corp. (a) (b)	144,282	4,152,436
Performance Food Group Co. (b)	115,043	8,586,810

		12,739,246

Diversified Consumer Services—1.7%
Bright Horizons Family Solutions, Inc. (b)	73,769	8,362,454
Stride, Inc. (a) (b)	142,352	8,975,293

		17,337,747

Electrical Equipment—2.0%
Atkore, Inc. (a)	43,778	8,333,580
nVent Electric PLC (a)	153,494	11,573,448

		19,907,028

Electronic Equipment, Instruments & Components—2.7%
Coherent Corp. (b)	101,358	6,144,322
Fabrinet (a) (b)	33,126	6,261,477
Littelfuse, Inc.	26,829	6,502,008
Novanta, Inc. (b)	42,957	7,507,595

		26,415,402

Energy Equipment & Services—1.9%
ChampionX Corp. (a)	232,885	8,358,243
TechnipFMC PLC	320,892	8,057,598
Weatherford International PLC (b)	22,557	2,603,529

		19,019,370

Financial Services—1.4%
PennyMac Financial Services, Inc.	73,231	6,670,612
Shift4 Payments, Inc. - Class A (a) (b)	101,722	6,720,772

		13,391,384

Food Products—2.3%
Freshpet, Inc. (a) (b)	66,589	7,715,001
Post Holdings, Inc. (b)	91,883	9,765,325
Simply Good Foods Co. (a) (b)	152,386	5,185,696

		22,666,022

Ground Transportation—1.7%
Saia, Inc. (b)	27,995	16,377,075

Health Care Equipment & Supplies—5.0%
Glaukos Corp. (a) (b)	134,604	12,691,811
iRhythm Technologies, Inc. (a) (b)	56,076	6,504,816
Lantheus Holdings, Inc. (a) (b)	99,083	6,166,926

BHFTI-161

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Merit Medical Systems, Inc. (a) (b)	92,314	$6,992,786
Shockwave Medical, Inc. (a) (b)	31,588	10,286,000
TransMedics Group, Inc. (a) (b)	87,382	6,461,025

		49,103,364

Health Care Providers & Services—3.5%
Acadia Healthcare Co., Inc. (b)	130,144	10,310,008
HealthEquity, Inc. (b)	88,823	7,250,622
Option Care Health, Inc. (b)	207,747	6,967,834
Tenet Healthcare Corp. (b)	95,556	10,043,891

		34,572,355

Hotels, Restaurants & Leisure—4.3%
Shake Shack, Inc. - Class A (b)	106,192	11,047,154
Texas Roadhouse, Inc.	57,148	8,827,651
Wingstop, Inc.	44,007	16,124,165
Wyndham Hotels & Resorts, Inc.	83,859	6,436,178

		42,435,148

Household Durables—2.7%
Cavco Industries, Inc. (a) (b)	24,206	9,659,646
Installed Building Products, Inc.	45,786	11,846,212
M/I Homes, Inc. (a) (b)	39,485	5,381,411

		26,887,269

Industrial REITs—1.4%
EastGroup Properties, Inc.	37,336	6,711,893
Terreno Realty Corp. (a)	112,210	7,450,744

		14,162,637

Insurance—1.2%
Kinsale Capital Group, Inc. (a)	22,184	11,640,832

IT Services—1.5%
DigitalOcean Holdings, Inc. (a) (b)	172,543	6,587,692
Globant SA (b)	40,764	8,230,251

		14,817,943

Life Sciences Tools & Services—1.6%
Bio-Techne Corp.	95,212	6,701,973
Repligen Corp. (a) (b)	49,684	9,137,881

		15,839,854

Machinery—4.3%
Enpro, Inc. (a)	50,311	8,490,988
Federal Signal Corp.	107,193	9,097,470
Nordson Corp.	33,345	9,154,536
RBC Bearings, Inc. (a) (b)	32,066	8,669,043
Terex Corp.	117,346	7,557,082

		42,969,119

Oil, Gas & Consumable Fuels—2.5%
Chord Energy Corp.	33,435	5,959,455
Matador Resources Co.	98,060	6,547,466

Oil, Gas & Consumable Fuels—(Continued)
Permian Resources Corp. (a)	407,802	7,201,783
Range Resources Corp. (a)	149,360	5,142,465

		24,851,169

Personal Care Products—1.0%
elf Beauty, Inc. (b)	50,889	9,975,771

Pharmaceuticals—1.7%
Intra-Cellular Therapies, Inc. (b)	107,455	7,435,886
Prestige Consumer Healthcare, Inc. (b)	126,384	9,170,423

		16,606,309

Professional Services—3.4%
ASGN, Inc. (a) (b)	84,844	8,888,257
KBR, Inc.	120,524	7,672,558
Parsons Corp. (a) (b)	115,714	9,598,476
Verra Mobility Corp. (a) (b)	314,716	7,858,459

		34,017,750

Semiconductors & Semiconductor Equipment—6.8%
Allegro MicroSystems, Inc. (b)	221,875	5,981,750
Credo Technology Group Holding Ltd. (a) (b)	271,713	5,757,598
Lattice Semiconductor Corp. (a) (b)	144,182	11,279,358
MACOM Technology Solutions Holdings, Inc. (b)	78,295	7,488,134
Onto Innovation, Inc. (b)	63,471	11,493,329
Power Integrations, Inc. (a)	85,002	6,081,893
Silicon Laboratories, Inc. (b)	52,536	7,550,474
Synaptics, Inc. (a) (b)	65,093	6,350,473
Veeco Instruments, Inc. (a) (b)	152,341	5,357,833

		67,340,842

Software—13.7%
Altair Engineering, Inc. - Class A (a) (b)	133,512	11,502,059
BlackLine, Inc. (b)	102,454	6,616,479
CCC Intelligent Solutions Holdings, Inc. (b)	755,007	9,029,884
Clearwater Analytics Holdings, Inc. - Class A (b)	299,128	5,291,574
CyberArk Software Ltd. (a) (b)	49,773	13,221,202
Descartes Systems Group, Inc. (b)	82,600	7,560,378
DoubleVerify Holdings, Inc. (b)	249,031	8,755,930
Freshworks, Inc. - Class A (b)	298,226	5,430,695
Gitlab, Inc. - Class A (a) (b)	149,327	8,708,751
Guidewire Software, Inc. (b)	121,826	14,218,312
Informatica, Inc. - Class A (b)	239,690	8,389,150
JFrog Ltd. (b)	222,677	9,846,777
Manhattan Associates, Inc. (a) (b)	29,577	7,401,053
Procore Technologies, Inc. (b)	65,823	5,408,676
Q2 Holdings, Inc. (a) (b)	107,679	5,659,608
Varonis Systems, Inc. (a) (b)	167,580	7,904,749

		134,945,277

Specialty Retail—2.4%
Academy Sports & Outdoors, Inc.	122,527	8,275,473
Murphy USA, Inc.	16,344	6,851,405
Restoration Hardware, Inc. (a) (b)	23,746	8,269,782

		23,396,660

BHFTI-162

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.6%
On Holding AG - Class A (a) (b)	161,747	$5,722,609

Trading Companies & Distributors—1.3%
Applied Industrial Technologies, Inc.	19,869	3,925,121
SiteOne Landscape Supply, Inc. (a) (b)	52,875	9,229,331

		13,154,452

Total Common Stocks (Cost $751,551,452)		989,024,907

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $949,540; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $968,341.	949,276	949,276

Total Short-Term Investments (Cost $949,276)		949,276

Securities Lending Reinvestments (c)—9.6%

Certificates of Deposit—1.1%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	999,999
Credit Industriel et Commercial Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	1,000,000	988,590
5.560%, SOFR + 0.240%, 07/11/24 (d)	1,000,000	999,988
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (d)	1,000,000	999,970
SMBC Bank International PLC
Zero Coupon, 05/07/24	3,000,000	2,982,210
Zero Coupon, 05/13/24	2,000,000	1,986,360

		10,916,137

Commercial Paper—0.5%
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (d)	3,000,000	2,999,988
Old Line Funding LLC 5.450%, SOFR + 0.120%, 05/08/24 (d)	2,000,000	1,999,994

		4,999,982

Repurchase Agreements—7.0%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $11,025,846; collateralized by various Common Stock with an aggregate market value of $12,275,252.	11,020,841	11,020,841

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $15,015,925; collateralized by various Common Stock with an aggregate market value of $16,500,009.	15,000,000	15,000,000
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $3,016,392; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $6,006,358; collateralized by various Common Stock with an aggregate market value of $6,684,832.	6,000,000	6,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $17,007,763; collateralized by various Common Stock with an aggregate market value of $18,963,713.	17,000,000	17,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $8,003,613; collateralized by various Common Stock with an aggregate market value of $8,905,019.	8,000,000	8,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $7,003,162; collateralized by various Common Stock with an aggregate market value of $7,701,162.	7,000,000	7,000,000

		69,020,841

Time Deposits—0.5%
Banco Santander SA (NY) 5.310%, 04/01/24	1,000,000	1,000,000
DNB Bank ASA 5.280%, 04/01/24	1,000,000	1,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	1,000,000	1,000,000
National Bank of Canada 5.390%, OBFR + 0.070%, 04/05/24 (d)	2,000,000	2,000,000

		5,000,000

Mutual Funds—0.5%
Allspring Government Money Market Fund, Select Class 5.250% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (e)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (e)	1,000,000	1,000,000

BHFTI-163

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	1,000,000	$1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (e)	1,000,000	1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $94,940,923)		94,936,960

Total Investments—109.8% (Cost $847,441,651)		1,084,911,143
Other assets and liabilities (net)—(9.8)%		(96,662,650)

Net Assets—100.0%		$988,248,493

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $160,970,474 and the collateral received consisted of cash in the amount of $94,884,896 and non-cash collateral with a value of $69,777,289. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$989,024,907	$—	$—	$989,024,907
Total Short-Term Investment*	—	949,276	—	949,276
Securities Lending Reinvestments
Certificates of Deposit	—	10,916,137	—	10,916,137
Commercial Paper	—	4,999,982	—	4,999,982
Repurchase Agreements	—	69,020,841	—	69,020,841
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	89,936,960	—	94,936,960
Total Investments	$994,024,907	$90,886,236	$—	$1,084,911,143

Collateral for Securities Loaned (Liability)	$—	$(94,884,896)	$—	$(94,884,896)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-164

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—54.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—29.0%
Federal Home Loan Mortgage Corp. 2.500%, 07/01/50	9,925,293	$8,241,450
2.500%, 05/01/51	2,307,975	1,927,656
3.000%, 09/01/50	3,454,198	3,045,243
3.000%, 02/01/52	2,744,463	2,363,087
3.500%, 03/01/32	303,521	290,248
3.500%, 12/01/32	1,029,001	978,975
3.500%, 01/01/33	1,566,499	1,485,445
3.500%, 03/01/33	1,597,967	1,515,751
3.500%, 04/01/33	2,425,004	2,305,717
3.500%, 05/01/33	593,242	561,283
3.500%, 06/01/43	780,169	714,699
3.700%, 06/01/34	3,300,000	3,036,081
3.750%, 08/01/32	3,500,000	3,255,063
4.000%, 09/01/32	196,259	189,762
4.000%, 11/01/32	805,360	778,385
4.000%, 12/01/32	429,195	413,836
4.000%, 01/01/33	41,440	40,149
4.000%, 02/01/33	143,607	139,171
4.000%, 08/01/42	854,028	810,461
4.000%, 08/01/43	1,418,837	1,346,431
4.000%, 01/01/46	1,088,300	1,033,418
4.000%, 07/01/48	1,359,249	1,284,940
4.000%, 05/01/52	1,047,160	971,252
5.000%, 02/01/34	122,234	121,138
5.000%, 08/01/39	468,175	467,771
6.009%, 1Y RFUCCT + 1.836%, 07/01/40 (a)	264,835	272,311
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk 7.120%, SOFR30A + 1.800%, 07/25/41 (144A) (a)	1,457,337	1,380,880
9.570%, SOFR30A + 4.250%, 05/25/52 (144A) (a)	1,364,588	1,386,739
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.920%, 06/25/32	3,100,000	2,735,239
3.092%, 04/25/28 (a)	1,790,000	1,679,268
3.243%, 04/25/27	1,996,000	1,914,853
3.303%, 11/25/27 (a)	1,755,000	1,678,030
3.690%, 01/25/29	397,000	381,110
3.710%, 09/25/32 (a)	3,035,000	2,830,953
3.800%, 10/25/32 (a)	2,100,000	1,970,720
3.820%, 12/25/32 (a)	2,800,000	2,630,239
3.850%, 05/25/28 (a)	7,385,000	7,158,528
3.900%, 08/25/28 (a)	3,170,000	3,075,425
Federal Home Loan Mortgage Corp. REMICS 0.937%, -1x SOFR30A + 6.256%, 10/15/37 (a) (b)	1,410,674	131,651
0.967%, -1x SOFR30A + 6.286%, 11/15/36 (a) (b)	718,736	47,420
3.000%, 02/15/26	116,483	114,013
5.000%, 08/15/35	561,427	563,461
5.883%, SOFR30A + 0.564%, 08/15/42 (a)	1,649,253	1,622,500
6.000%, 07/15/35	1,384,086	1,433,756
6.000%, 03/15/36	1,211,846	1,249,829
6.113%, SOFR30A + 0.794%, 11/15/37 (a)	260,203	259,860
6.500%, 05/15/28	58,450	58,697
6.500%, 03/15/37	267,482	282,070
6.783%, SOFR30A + 1.464%, 03/15/38 (a)	600,000	624,648

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. STRIPS Zero Coupon, 09/15/43 (c)	332,319	249,070
3.000%, 01/15/43	1,086,504	979,496
Federal National Mortgage Association
1.754%, 03/01/32 (a)	5,045,168	4,098,267
1.800%, 10/01/33	3,484,000	2,750,195
1.930%, 11/01/31	4,300,000	3,532,796
2.010%, 01/01/32	4,050,000	3,360,250
2.440%, 06/01/30	2,924,072	2,581,920
2.500%, 05/01/50	3,514,690	2,955,374
2.500%, 09/01/50	2,981,267	2,512,831
2.500%, 10/01/50	2,163,307	1,829,172
2.500%, 09/01/51	3,444,085	2,847,959
2.500%, 10/01/51	6,755,831	5,613,060
2.500%, 01/01/52	2,822,133	2,344,219
2.500%, 02/01/52	3,845,230	3,212,586
2.500%, 03/01/52	3,874,126	3,259,758
2.500%, 05/01/52	4,688,814	3,930,471
2.500%, 03/01/62	2,581,215	2,065,899
2.510%, 10/01/30	3,150,000	2,771,111
2.730%, 07/01/28	2,795,881	2,588,138
2.810%, 09/01/31	1,373,311	1,228,510
2.970%, 06/01/30	2,750,000	2,504,842
2.980%, 09/01/36	1,187,286	1,072,269
3.000%, 01/01/43	1,498,966	1,330,820
3.000%, 01/01/52	2,620,185	2,256,368
3.000%, 07/01/60	2,554,609	2,134,819
3.000%, 03/01/61	3,187,836	2,711,343
3.500%, 08/01/26	36,162	35,314
3.500%, 02/01/33	880,769	839,129
3.500%, 05/01/33	1,209,406	1,148,350
3.500%, 07/01/42	728,781	670,822
3.500%, 08/01/42	235,644	217,605
3.500%, 07/01/43	975,347	892,343
3.500%, 01/01/50	2,871,899	2,618,687
3.500%, 07/01/50	2,118,513	1,923,311
3.500%, 12/01/51	1,745,845	1,563,755
3.500%, 02/01/52	4,459,391	3,996,361
3.500%, 03/01/60	2,003,532	1,768,322
3.500%, 03/01/61	1,541,614	1,353,111
3.500%, 03/01/62	3,244,393	2,843,091
3.540%, 06/01/32	4,357,000	3,996,494
3.550%, 02/01/30	1,500,000	1,418,054
3.730%, 10/01/32	2,463,120	2,290,795
3.800%, 09/01/32	3,411,180	3,191,125
3.805%, 11/01/32	2,025,000	1,893,204
3.895%, 02/01/33	3,450,000	3,243,505
3.970%, 08/01/33	4,797,043	4,423,763
4.000%, 02/01/31	327,607	318,318
4.000%, 10/01/32	232,206	223,784
4.000%, 12/01/40	83,349	79,153
4.000%, 07/01/42	525,872	498,738
4.000%, 06/01/47	589,848	558,898
4.000%, 04/01/52	5,354,804	4,967,946
4.000%, 05/01/52	7,852,680	7,285,596

BHFTI-165

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.170%, 05/01/33	3,000,000	$2,877,839
4.185%, 04/01/33	3,000,000	2,883,357
4.190%, 04/01/33	2,000,000	1,922,483
4.330%, 01/01/33	2,700,000	2,626,672
4.420%, 02/01/33	4,075,000	3,987,221
4.500%, 02/01/40	159,075	156,006
4.500%, 06/01/62	2,063,715	1,965,076
4.520%, 06/01/33	1,577,778	1,554,698
4.520%, 10/01/33	1,300,000	1,280,711
4.550%, 09/01/33	3,158,211	3,126,973
4.590%, 04/01/33	3,350,000	3,299,517
4.735%, 02/01/33	3,100,000	3,093,414
5.000%, 09/01/35	280,292	281,764
5.000%, 06/01/53	3,940,303	3,844,455
5.080%, 02/01/32	3,145,000	3,209,125
5.290%, 12/01/32	2,524,579	2,616,002
5.500%, 01/01/58	1,815,399	1,863,115
6.000%, 07/01/28	52,703	53,179
6.000%, 12/01/39	114,881	119,019
Federal National Mortgage Association Benchmark REMICS 5.500%, 06/25/37	275,655	280,889
Federal National Mortgage Association Grantor Trust 2.898%, 06/25/27	3,903,556	3,676,739
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (c)	563,787	422,028
Zero Coupon, 10/25/43 (c)	322,870	236,461
Zero Coupon, 12/25/43 (c)	592,423	440,674
1.095%, -1x SOFR30A + 6.416%, 01/25/41 (a) (b)	1,585,875	195,978
3.436%, 03/25/27 (a)	343	342
3.500%, 02/25/43	1,352,353	1,248,871
3.500%, 11/25/57	2,171,209	2,044,921
5.000%, 03/25/40	1,765,189	1,767,842
5.500%, 12/25/35	489,544	497,411
5.935%, SOFR30A + 0.614%, 10/25/42 (a)	201,132	198,332
6.000%, 01/25/36	787,814	779,660
6.035%, SOFR30A + 0.714%, 10/25/43 (a)	741,922	733,990
6.035%, SOFR30A + 0.714%, 12/25/43 (a)	706,604	699,301
6.335%, SOFR30A + 1.014%, 03/25/38 (a)	86,689	87,160
6.435%, SOFR30A + 1.114%, 08/25/32 (a)	212,401	214,524
6.500%, 07/18/28	27,614	27,757
Federal National Mortgage Association-ACES
1.000%, 11/25/33	228,899	222,532
1.200%, 10/25/30	893,285	804,962
1.707%, 11/25/31 (a)	7,400,000	6,007,132
1.821%, 10/25/30 (a) (b)	13,431,452	788,399
1.919%, 11/25/33 (a) (b)	6,639,609	526,214
1.938%, 01/25/32 (a)	5,000,000	4,096,627
2.466%, 12/25/26 (a)	670,403	630,916
2.488%, 05/25/26	1,274,697	1,212,318
3.060%, 06/25/27 (a)	2,052,704	1,955,186
3.061%, 05/25/27 (a)	2,384,210	2,272,803
3.064%, 03/25/28 (a)	1,587,218	1,499,041
3.069%, 04/25/29 (a)	1,574,438	1,462,959
3.069%, 02/25/30 (a)	1,238,515	1,143,263
3.357%, 07/25/28 (a)	3,752,196	3,568,692

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association-ACES
3.547%, 09/25/28 (a)	2,667,969	2,551,186
3.751%, 08/25/32 (a)	2,600,000	2,425,586
FREMF Mortgage Trust 3.542%, 04/25/28 (144A) (a)	3,100,000	2,819,899
3.580%, 11/25/49 (144A) (a)	1,700,000	1,622,495
3.684%, 11/25/49 (144A) (a)	2,000,000	1,965,305
4.052%, 11/25/47 (144A) (a)	1,577,000	1,555,423
Government National Mortgage Association 2.500%, 10/20/51	2,470,929	2,104,806
3.000%, 02/20/51	1,572,053	1,386,145
3.500%, 01/20/51	2,567,534	2,304,513
3.500%, 02/20/52	3,100,369	2,832,869
3.875%, 1Y H15 + 1.500%, 04/20/41 (a)	108,489	108,430
4.000%, 01/20/52	2,786,167	2,615,154
4.000%, 02/20/52	3,276,245	3,063,730
4.000%, 08/20/52	6,528,038	6,107,156
4.500%, 11/20/49	1,712,653	1,645,262
5.000%, 05/20/52	3,301,788	3,193,614
5.500%, 07/20/53	2,664,864	2,662,147
6.581%, 1Y H15 + 1.699%, 04/20/72 (a)	3,575,895	3,733,130
6.583%, 1Y H15 + 1.706%, 03/20/72 (a)	2,962,796	3,095,086
6.602%, 1Y H15 + 1.723%, 04/20/72 (a)	2,808,270	2,930,938
6.622%, 1Y H15 + 1.752%, 10/20/71 (a)	3,183,474	3,319,298
6.630%, 1Y H15 + 1.751%, 11/20/71 (a)	3,442,712	3,595,607
6.660%, 1Y H15 + 1.781%, 12/20/71 (a)	2,877,477	3,009,626
6.675%, 1Y H15 + 1.786%, 09/20/71 (a)	2,965,799	3,101,545
6.681%, 1Y H15 + 1.836%, 08/20/71 (a)	3,069,053	3,212,234
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,222	16,382
1.650%, 04/20/63	50,430	46,856
4.432%, 04/20/43 (a)	897,072	844,598
4.500%, 01/16/25	51,001	50,724
4.905%, 11/20/42 (a)	2,990,107	2,984,694
5.000%, 12/20/33	383,527	381,099
5.000%, 06/16/39	50,535	50,198
5.000%, 07/20/39	780,683	767,254
5.000%, 10/20/39	795,963	783,739
5.100%, 06/20/40 (a)	1,137,384	1,139,212
5.500%, 07/16/33 (b)	323,896	20,365
5.590%, 1M TSFR + 0.414%, 08/20/60 (a)	69	69
5.744%, 1M TSFR + 0.414%, 11/20/62 (a)	381	378
5.784%, 1M TSFR + 0.454%, 12/20/62 (a)	547,458	545,524
5.840%, 1M TSFR + 0.514%, 02/20/62 (a)	19,055	18,808
5.854%, 1M TSFR + 0.524%, 03/20/63 (a)	140,552	140,237
5.864%, 1M TSFR + 0.534%, 02/20/63 (a)	633,347	631,574
5.914%, 1M TSFR + 0.584%, 03/20/63 (a)	410,230	409,325
5.914%, 1M TSFR + 0.584%, 07/20/64 (a)	455,291	454,571
5.914%, 1M TSFR + 0.584%, 09/20/64 (a)	665,640	664,455
5.924%, 1M TSFR + 0.594%, 04/20/63 (a)	618,411	617,476
5.943%, 1M TSFR + 0.614%, 09/20/37 (a)	83,363	83,215
5.944%, 1M TSFR + 0.614%, 01/20/63 (a)	10,474	10,362
5.944%, 1M TSFR + 0.614%, 04/20/63 (a)	2,186,679	2,184,019
5.944%, 1M TSFR + 0.614%, 06/20/64 (a)	2,516,507	2,512,936
5.944%, 1M TSFR + 0.614%, 07/20/64 (a)	1,119,170	1,113,925

BHFTI-166

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association REMICS
5.994%, 1M TSFR + 0.664%, 04/20/62 (a)	1,211	$1,201
6.044%, 1M TSFR + 0.714%, 04/20/64 (a)	4,570,960	4,571,412
6.094%, 1M TSFR + 0.764%, 07/20/63 (a)	233,350	233,423
6.094%, 1M TSFR + 0.764%, 01/20/64 (a)	154,072	154,182
6.094%, 1M TSFR + 0.764%, 02/20/64 (a)	579,307	579,658
6.094%, 1M TSFR + 0.764%, 03/20/64 (a)	283,436	283,644
6.134%, 1M TSFR + 0.804%, 02/20/64 (a)	1,108,322	1,109,693
6.144%, 1M TSFR + 0.814%, 09/20/63 (a)	443,595	444,071
6.194%, 1M TSFR + 0.864%, 09/20/63 (a)	71,232	71,400
6.444%, 1M TSFR + 1.114%, 12/20/66 (a)	714,868	714,938
Seasoned Credit Risk Transfer Trust 3.000%, 10/25/62	3,059,681	2,568,216
3.250%, 11/25/61	2,306,444	1,980,511
3.500%, 05/25/57	3,254,384	2,965,698
3.500%, 06/25/57	3,059,214	2,782,239
3.500%, 07/25/58	2,776,187	2,456,290
3.500%, 10/25/58	1,294,203	1,054,670
4.000%, 11/25/57	2,349,738	2,185,428
Uniform Mortgage-Backed Security, TBA 2.500%, TBA (d)	5,220,000	4,314,123

		386,189,255

Federal Agencies—0.3%
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	1,781,704
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32	1,000,000	690,551
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 11/01/25	1,000,000	925,177
Zero Coupon, 06/15/35	750,000	436,315

		3,833,747

U.S. Treasury — 25.0%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	346,767
1.250%, 05/15/50	528,000	270,043
1.375%, 08/15/50	380,000	200,673
1.625%, 11/15/50	6,800,000	3,840,672
1.750%, 08/15/41	1,370,000	924,536
1.875%, 02/15/51	13,028,900	7,848,894
1.875%, 11/15/51	8,840,000	5,294,676
2.000%, 11/15/41	5,000	3,508
2.000%, 02/15/50	5,127,000	3,211,184
2.000%, 08/15/51	3,675,000	2,276,921
2.250%, 05/15/41	12,370,000	9,139,304
2.250%, 08/15/46	7,787,000	5,329,532
2.250%, 08/15/49	170,000	113,362
2.250%, 02/15/52	10,400,000	6,840,844
2.375%, 02/15/42	11,600,000	8,627,953
2.375%, 11/15/49	4,475,000	3,065,200
2.500%, 02/15/45	6,750,000	4,935,674
2.750%, 11/15/42	9,475,000	7,416,038
2.750%, 08/15/47	8,000,000	5,986,875
2.875%, 05/15/43	10,415,000	8,275,450

U.S. Treasury —(Continued)
U.S. Treasury Bonds
2.875%, 08/15/45	7,840,000	6,102,644
2.875%, 05/15/49	27,000	20,538
2.875%, 05/15/52	2,280,000	1,725,141
3.000%, 11/15/44	238,000	190,586
3.000%, 02/15/47	276,000	217,124
3.000%, 02/15/48	470,000	367,610
3.125%, 02/15/43	1,160,000	960,987
3.125%, 05/15/48	1,942,000	1,553,145
3.500%, 02/15/39	859,700	789,816
3.625%, 08/15/43	4,950,000	4,402,986
3.625%, 02/15/44	4,325,000	3,837,593
3.625%, 02/15/53	23,981,000	21,058,316
3.750%, 11/15/43	2,908,000	2,630,490
3.875%, 08/15/40	5,950,000	5,616,242
3.875%, 02/15/43	435,000	402,120
3.875%, 05/15/43	215,000	198,430
4.000%, 11/15/42	4,600,000	4,332,984
4.250%, 05/15/39	2,850,000	2,843,877
4.375%, 02/15/38	720,000	734,456
4.375%, 05/15/41	1,200,000	1,197,703
5.250%, 02/15/29	500,000	522,090
U.S. Treasury Inflation-Indexed Bond 1.750%, 01/15/28 (f)	735,965	729,768
U.S. Treasury Notes 0.375%, 09/30/27	3,560,000	3,104,848
0.625%, 08/15/30	1,850,000	1,481,518
0.750%, 01/31/28	8,565,000	7,493,706
1.000%, 07/31/28	9,750,000	8,495,449
1.250%, 03/31/28	7,080,000	6,290,414
1.250%, 06/30/28	7,779,500	6,868,448
1.250%, 08/15/31	770,000	627,219
1.375%, 11/15/31	2,148,500	1,754,888
1.500%, 02/15/30	1,105,000	949,998
1.625%, 05/15/31	3,640,000	3,067,553
1.875%, 02/28/29	9,200,000	8,241,906
1.875%, 02/15/32	18,050,000	15,245,199
2.750%, 04/30/27	6,500,000	6,189,726
2.750%, 07/31/27	6,113,000	5,805,440
2.750%, 05/31/29	1,080,000	1,006,003
2.875%, 05/15/28	6,936,100	6,563,556
2.875%, 04/30/29	23,000,000	21,573,281
2.875%, 05/15/32	3,365,000	3,055,183
3.125%, 08/31/27	6,570,000	6,311,306
3.125%, 08/31/29	6,485,000	6,139,471
3.375%, 05/15/33	10,280,000	9,630,272
4.000%, 10/31/29	13,000,000	12,846,133
U.S. Treasury STRIPS Coupon
Zero Coupon, 08/15/27	400,000	345,080
Zero Coupon, 11/15/27	570,000	486,897
Zero Coupon, 05/15/28	15,030,000	12,584,890
Zero Coupon, 08/15/28	250,000	207,187
Zero Coupon, 02/15/30	6,300,000	4,905,007
Zero Coupon, 05/15/30	700,000	539,126
Zero Coupon, 08/15/30	3,925,000	2,990,773

BHFTI-167

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury —(Continued)
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/30	5,425,000	$4,093,843
Zero Coupon, 02/15/31	1,775,000	1,325,130
Zero Coupon, 11/15/31	3,000,000	2,169,437
Zero Coupon, 02/15/32	12,900,000	9,226,067
Zero Coupon, 05/15/32	800,000	566,006
Zero Coupon, 08/15/33	400,000	267,812
Zero Coupon, 11/15/33	1,000,000	662,143
Zero Coupon, 02/15/34	2,000,000	1,310,669
Zero Coupon, 08/15/34	2,600,000	1,665,343
Zero Coupon, 05/15/35	4,000,000	2,477,195

		332,946,874

Total U.S. Treasury & Government Agencies (Cost $813,323,314)		722,969,876

Corporate Bonds & Notes—28.0%

Aerospace/Defense—0.7%
BAE Systems PLC 1.900%, 02/15/31 (144A)	720,000	585,771
3.000%, 09/15/50 (144A)	332,000	224,230
Boeing Co. 2.196%, 02/04/26	905,000	847,260
2.750%, 02/01/26	592,000	561,199
3.100%, 05/01/26	360,000	341,632
3.250%, 03/01/28 (g)	659,000	604,050
4.875%, 05/01/25	435,000	430,168
5.040%, 05/01/27 (g)	335,000	328,682
5.150%, 05/01/30	675,000	653,067
5.705%, 05/01/40	550,000	526,428
L3Harris Technologies, Inc. 5.250%, 06/01/31	640,000	638,813
5.400%, 07/31/33	704,000	708,424
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	146,461
RTX Corp. 2.820%, 09/01/51	1,260,000	801,443
3.750%, 11/01/46	550,000	425,644
4.350%, 04/15/47	133,000	113,225
4.500%, 06/01/42	550,000	490,733
5.150%, 02/27/33	582,000	583,107

		9,010,337

Agriculture—0.3%
Altria Group, Inc. 2.450%, 02/04/32	1,250,000	1,014,340
BAT Capital Corp. 2.259%, 03/25/28	465,000	413,937
3.734%, 09/25/40	310,000	229,733
4.390%, 08/15/37	660,000	554,768
4.540%, 08/15/47	544,000	420,017
BAT International Finance PLC 1.668%, 03/25/26	345,000	321,112

Agriculture—(Continued)
Bunge Ltd. Finance Corp. 2.750%, 05/14/31	1,205,000	1,037,730
Reynolds American, Inc. 7.000%, 08/04/41	570,000	594,591

		4,586,228

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 07/15/31 (144A)	367,821	332,879
3.550%, 07/15/31 (144A)	521,558	461,048
4.125%, 11/15/26 (144A)	621,391	607,428
British Airways Pass-Through Trust 3.300%, 06/15/34 (144A)	464,761	417,048
3.800%, 03/20/33 (144A)	410,175	385,756
4.125%, 03/20/33 (144A)	551,563	508,615
Continental Airlines Pass-Through Trust 4.000%, 04/29/26	101,062	99,820
Delta Air Lines Pass-Through Trust 2.000%, 12/10/29	327,359	295,918
Spirit Airlines Pass-Through Trust 3.375%, 08/15/31	205,878	182,485
United Airlines Pass-Through Trust 3.100%, 04/07/30	663,775	590,749
3.500%, 09/01/31	655,411	602,043
3.700%, 09/01/31	900,088	805,716
4.000%, 10/11/27	320,498	310,458
4.150%, 02/25/33	985,367	921,707
4.300%, 02/15/27	440,620	432,200
4.600%, 09/01/27	411,374	396,908

		7,350,778

Auto Manufacturers—0.4%
General Motors Financial Co., Inc. 1.250%, 01/08/26 (g)	1,376,000	1,280,488
2.350%, 01/08/31 (g)	424,000	350,109
2.700%, 06/10/31	1,050,000	875,240
Hyundai Capital America 1.500%, 06/15/26 (144A)	645,000	593,283
1.800%, 01/10/28 (144A)	635,000	559,275
2.375%, 10/15/27 (144A)	400,000	362,640
3.000%, 02/10/27 (144A)	240,000	225,316
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A) (g)	606,000	509,890
Volkswagen Group of America Finance LLC 1.625%, 11/24/27 (144A) (g)	300,000	265,746

		5,021,987

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	355,000	291,249

Banks—9.2%
ABN AMRO Bank NV 2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a)	200,000	175,183
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	1,100,000	1,110,785

BHFTI-168

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
AIB Group PLC 4.263%, 04/10/25 (144A)	425,000	$424,765
Australia & New Zealand Banking Group Ltd. 4.400%, 05/19/26 (144A)	200,000	195,097
Banco Nacional de Panama 2.500%, 08/11/30 (144A) (g)	950,000	743,665
Banco Santander SA 1.722%, 1Y H15 + 0.900%, 09/14/27 (a) (g)	200,000	182,421
2.746%, 05/28/25	600,000	580,040
5.147%, 08/18/25	200,000	198,601
5.588%, 08/08/28	1,600,000	1,622,599
6.607%, 11/07/28	1,000,000	1,056,805
Bank of America Corp. 1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	365,228
2.087%, SOFR + 1.060%, 06/14/29 (a)	1,018,000	899,585
2.572%, SOFR + 1.210%, 10/20/32 (a)	855,000	709,328
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	2,500,000	2,392,011
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	382,000	365,149
4.250%, 10/22/26	520,000	508,485
4.376%, SOFR + 1.580%, 04/27/28 (a)	1,100,000	1,073,814
5.202%, SOFR + 1.630%, 04/25/29 (a)	1,460,000	1,461,382
5.468%, SOFR + 1.650%, 01/23/35 (a) (g)	2,955,000	2,974,261
5.819%, SOFR + 1.570%, 09/15/29 (a)	1,580,000	1,620,035
Bank of Ireland Group PLC 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	598,657
5.601%, SOFR + 1.620%, 03/20/30 (144A) (a)	425,000	424,473
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (a)	1,218,000	1,225,015
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	403,929
5.717%, 09/25/28 (g)	960,000	985,922
Bank of New York Mellon Corp. 6.474%, SOFR + 1.845%, 10/25/34 (a) (g)	620,000	675,165
Bank of Nova Scotia 4.850%, 02/01/30 (g)	1,040,000	1,032,395
Banque Federative du Credit Mutuel SA 1.604%, 10/04/26 (144A)	840,000	768,469
5.790%, 07/13/28 (144A) (g)	855,000	877,014
5.896%, 07/13/26 (144A)	995,000	1,008,227
Barclays PLC 2.894%, 1Y H15 + 1.300%, 11/24/32 (a)	460,000	382,522
6.496%, SOFR + 1.880%, 09/13/27 (a) (g)	1,655,000	1,688,261
BNP Paribas SA
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	402,000	386,524
3.132%, SOFR + 1.561%, 01/20/33 (144A) (a)	586,000	498,707
5.176%, SOFR + 1.520%, 01/09/30 (144A) (a)	1,305,000	1,305,093
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	890,000	891,945
5.738%, SOFR + 1.880%, 02/20/35 (144A) (a) (g)	1,615,000	1,626,276
BPCE SA 1.000%, 01/20/26 (144A)	570,000	528,306
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a) (g)	534,000	501,354
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	336,408
3.375%, 12/02/26	700,000	672,451
4.625%, 07/11/24 (144A)	400,000	397,824
5.716%, 1Y H15 + 1.959%, 01/18/30 (144A) (a)	370,000	371,829

Banks—(Continued)
Citigroup, Inc. 2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	763,114
3.057%, SOFR + 1.351%, 01/25/33 (a)	677,000	575,556
4.300%, 11/20/26	750,000	731,955
4.450%, 09/29/27	1,294,000	1,258,797
Commonwealth Bank of Australia 3.305%, 03/11/41 (144A)	355,000	258,628
Cooperatieve Rabobank UA 3.750%, 07/21/26	513,000	492,922
4.375%, 08/04/25	424,000	416,627
Credit Agricole SA 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	2,283,000	2,115,731
1.907%, SOFR + 1.676%, 06/16/26 (144A) (a)	750,000	717,004
2.811%, 01/11/41 (144A)	410,000	277,393
4.375%, 03/17/25 (144A)	295,000	290,462
5.335%, SOFR + 1.690%, 01/10/30 (144A) (a)	1,350,000	1,346,152
Credit Suisse AG 1.250%, 08/07/26	1,750,000	1,594,396
7.950%, 01/09/25	1,073,000	1,090,790
Danske Bank AS 5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a)	475,000	478,035
6.466%, 1Y H15 + 2.100%, 01/09/26 (144A) (a)	440,000	441,598
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	303,000	285,732
2.311%, SOFR + 1.219%, 11/16/27 (a)	312,000	285,250
3.547%, SOFR + 3.043%, 09/18/31 (a)	1,600,000	1,409,024
Discover Bank 4.250%, 03/13/26 (g)	1,229,000	1,197,053
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a) (g)	1,030,000	921,846
Federation des Caisses Desjardins du Quebec 5.700%, 03/14/28 (144A) (g)	700,000	710,643
Fifth Third Bancorp 8.250%, 03/01/38	200,000	239,946
Goldman Sachs Group, Inc. 1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,852,179
1.948%, SOFR + 0.913%, 10/21/27 (a)	781,000	717,913
1.992%, SOFR + 1.090%, 01/27/32 (a)	950,000	768,737
2.640%, SOFR + 1.114%, 02/24/28 (a)	920,000	856,872
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	2,614,000	2,501,100
4.411%, 3M TSFR + 1.692%, 04/23/39 (a)	445,000	398,356
6.484%, SOFR + 1.770%, 10/24/29 (a)	840,000	883,781
HSBC Holdings PLC 2.206%, SOFR + 1.285%, 08/17/29 (a) (g)	630,000	552,149
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	741,790
3.900%, 05/25/26	200,000	194,734
4.041%, 3M TSFR + 1.808%, 03/13/28 (a)	432,000	416,454
4.292%, 3M TSFR + 1.609%, 09/12/26 (a)	300,000	294,489
6.100%, 01/14/42 (g)	370,000	400,429
6.500%, 09/15/37	930,000	968,165
7.390%, SOFR + 3.350%, 11/03/28 (a)	910,000	968,161
ING Groep NV 1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	264,528
6.083%, SOFR + 1.560%, 09/11/27 (a)	240,000	242,964

BHFTI-169

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
KeyCorp 4.789%, SOFR + 2.060%, 06/01/33 (a)	170,000	$155,648
Lloyds Banking Group PLC 1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	662,889
4.500%, 11/04/24	685,000	678,380
4.582%, 12/10/25	400,000	392,184
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	730,000	730,161
5.679%, 1Y H15 + 1.750%, 01/05/35 (a)	795,000	799,692
Macquarie Bank Ltd. 3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	682,061
Macquarie Group Ltd. 5.033%, 01/15/30 (144A)	1,820,000	1,813,601
6.207%, 11/22/24 (144A)	913,000	915,374
Mitsubishi UFJ Financial Group, Inc. 1.538%, 1Y H15 + 0.750%, 07/20/27 (a)	660,000	607,877
2.048%, 07/17/30	1,020,000	855,243
3.751%, 07/18/39 (g)	615,000	529,637
Mizuho Financial Group, Inc. 1.234%, 1Y H15 + 0.670%, 05/22/27 (a)	772,000	708,482
2.226%, 3M TSFR + 1.092%, 05/25/26 (a)	795,000	766,378
2.869%, 3M TSFR + 1.572%, 09/13/30 (a) (g)	539,000	479,082
5.778%, 1Y H15 + 1.650%, 07/06/29 (a)	790,000	807,210
Morgan Stanley 2.720%, SOFR + 1.152%, 07/22/25 (a)	251,000	248,465
3.591%, 07/22/28 (a) (g)	1,067,000	1,013,763
3.772%, 3M TSFR + 1.402%, 01/24/29 (a)	278,000	264,621
4.300%, 01/27/45 (g)	400,000	351,240
4.431%, 3M TSFR + 1.890%, 01/23/30 (a)	1,157,000	1,120,455
4.457%, 3M TSFR + 1.693%, 04/22/39 (a)	850,000	772,980
5.123%, SOFR + 1.730%, 02/01/29 (a)	380,000	379,073
5.164%, SOFR + 1.590%, 04/20/29 (a)	1,215,000	1,214,019
5.449%, SOFR + 1.630%, 07/20/29 (a) (g)	275,000	277,412
5.466%, SOFR + 1.730%, 01/18/35 (a)	448,000	452,004
National Australia Bank Ltd. 2.332%, 08/21/30 (144A) (g)	470,000	387,067
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	734,048
NatWest Group PLC 3.754%, 5Y H15 + 2.100%, 11/01/29 (a)	700,000	688,113
4.800%, 04/05/26	1,037,000	1,024,916
4.892%, 05/18/29	290,000	283,849
5.076%, 01/27/30	565,000	555,174
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	555,000	562,733
5.808%, 1Y H15 + 1.950%, 09/13/29 (a)	570,000	578,760
5.847%, 1Y H15 + 1.350%, 03/02/27 (a) (g)	480,000	482,303
Nordea Bank Abp 5.375%, 09/22/27 (144A)	555,000	558,775
PNC Financial Services Group, Inc. 5.068%, SOFR + 1.933%, 01/24/34 (a)	964,000	933,829
Santander Holdings USA, Inc. 6.174%, SOFR + 2.500%, 01/09/30 (a)	900,000	908,112
Santander U.K. Group Holdings PLC 1.673%, SOFR + 0.989%, 06/14/27 (a) (g)	680,000	622,046
6.534%, SOFR + 2.600%, 01/10/29 (a)	1,300,000	1,343,857
6.833%, SOFR + 2.749%, 11/21/26 (a)	871,000	885,369

Banks—(Continued)
Societe Generale SA
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,441,791
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	659,492
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,372,549
4.250%, 04/14/25 (144A)	785,000	769,723
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (a)	1,108,000	1,103,278
Standard Chartered PLC 1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a)	1,073,000	995,216
2.819%, 01/30/26 (144A)	740,000	721,133
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a)	300,000	285,809
6.097%, 1Y H15 + 2.100%, 01/11/35 (144A) (a) (g)	595,000	612,725
Sumitomo Mitsui Financial Group, Inc. 3.010%, 10/19/26	212,000	201,299
3.040%, 07/16/29	1,020,000	924,881
5.520%, 01/13/28	960,000	978,979
5.710%, 01/13/30 (g)	960,000	990,689
Swedbank AB 6.136%, 09/12/26 (144A)	885,000	896,772
Toronto-Dominion Bank 5.523%, 07/17/28 (g)	520,000	531,063
5.532%, 07/17/26	1,390,000	1,402,124
Truist Financial Corp. 5.711%, SOFR + 1.922%, 01/24/35 (a)	480,000	482,072
6.047%, SOFR + 2.050%, 06/08/27 (a)	900,000	912,147
7.161%, SOFR + 2.446%, 10/30/29 (a) (g)	1,070,000	1,141,049
UBS Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	810,000	747,732
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	345,146
2.593%, SOFR + 1.560%, 09/11/25 (144A) (a)	314,000	309,536
3.869%, 01/12/29 (144A)	905,000	855,798
5.428%, 1Y H15 + 1.520%, 02/08/30 (144A) (a)	258,000	258,382
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	270,000	271,366
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	262,000	276,224
UniCredit SpA 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	318,423
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	676,216
Wells Fargo & Co. 4.650%, 11/04/44	595,000	519,935
5.198%, SOFR + 1.500%, 01/23/30 (a)	1,060,000	1,057,766
5.375%, 11/02/43	1,005,000	970,607
5.499%, SOFR + 1.780%, 01/23/35 (a) (g)	1,510,000	1,513,555
5.557%, SOFR + 1.990%, 07/25/34 (a)	425,000	426,641
5.574%, SOFR + 1.740%, 07/25/29 (a)	1,220,000	1,234,460
Westpac Banking Corp. 3.133%, 11/18/41	693,000	489,848
4.322%, 5Y USD SOFR ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,013,325

		123,102,093

Beverages—0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,103,000	1,066,402
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	170,317

BHFTI-170

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	1,300,000	$1,208,165
4.439%, 10/06/48	950,000	845,291
Coca-Cola Femsa SAB de CV 1.850%, 09/01/32 (g)	515,000	404,101
2.750%, 01/22/30	276,000	245,084
Constellation Brands, Inc. 5.250%, 11/15/48	180,000	171,888
Molson Coors Beverage Co. 4.200%, 07/15/46 (g)	249,000	208,059

		4,319,307

Biotechnology—0.3%
Amgen, Inc. 3.000%, 01/15/52 (g)	595,000	402,909
5.250%, 03/02/33 (g)	955,000	963,033
5.600%, 03/02/43	500,000	508,712
5.650%, 03/02/53	515,000	524,762
Baxalta, Inc. 5.250%, 06/23/45	27,000	26,354
Gilead Sciences, Inc. 2.600%, 10/01/40	945,000	666,908
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	1,000,000	818,408
Royalty Pharma PLC 1.200%, 09/02/25	303,000	285,196
2.150%, 09/02/31	447,000	360,256

		4,556,538

Building Materials—0.1%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A) (g)	214,000	204,281
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	477,354
Masco Corp. 2.000%, 10/01/30	260,000	212,909
6.500%, 08/15/32	720,000	768,300

		1,662,844

Chemicals—0.1%
Albemarle Corp. 5.450%, 12/01/44	350,000	323,591
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	944,425
Nutrien Ltd. 4.125%, 03/15/35 (g)	620,000	563,025

		1,831,041

Commercial Services—0.6%
Element Fleet Management Corp. 6.319%, 12/04/28 (144A)	610,000	630,034
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	500,000	570,188

Commercial Services—(Continued)
Ford Foundation 2.815%, 06/01/70	275,000	168,112
Global Payments, Inc. 2.900%, 05/15/30 (g)	211,000	183,234
2.900%, 11/15/31 (g)	404,000	339,036
3.200%, 08/15/29	1,437,000	1,291,052
5.300%, 08/15/29	272,000	270,703
Pepperdine University 3.301%, 12/01/59	450,000	313,348
Quanta Services, Inc. 2.350%, 01/15/32	855,000	694,752
2.900%, 10/01/30	1,110,000	970,516
S&P Global, Inc. 2.900%, 03/01/32	581,000	506,329
Triton Container International Ltd. 1.150%, 06/07/24 (144A)	850,000	842,383
University of Southern California 3.226%, 10/01/2120	440,000	274,907
Verisk Analytics, Inc. 5.750%, 04/01/33	635,000	660,091

		7,714,685

Computers—0.1%
Apple, Inc. 2.700%, 08/05/51 (g)	965,000	638,664
CGI, Inc. 2.300%, 09/14/31 (g)	1,184,000	953,159
Leidos, Inc. 2.300%, 02/15/31	365,000	301,697

		1,893,520

Cosmetics/Personal Care—0.1%
Haleon U.S. Capital LLC 3.375%, 03/24/29	780,000	725,417

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	176,929

Diversified Financial Services—1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, 01/30/26	393,000	366,948
2.450%, 10/29/26	990,000	919,373
3.000%, 10/29/28 (g)	485,000	438,838
3.300%, 01/30/32	460,000	394,522
6.100%, 01/15/27	990,000	1,006,202
6.450%, 04/15/27 (144A)	752,000	772,105
6.500%, 07/15/25	208,000	210,005
Air Lease Corp. 3.250%, 10/01/29	1,065,000	963,174
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	698,000	695,339
Avolon Holdings Funding Ltd.
2.125%, 02/21/26 (144A)	445,000	414,565
2.528%, 11/18/27 (144A)	5,211,000	4,634,613

BHFTI-171

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A)	1,840,000	$1,708,772
4.250%, 04/15/26 (144A)	885,000	854,133
4.375%, 05/01/26 (144A)	540,000	521,524
5.500%, 01/15/26 (144A)	1,140,000	1,128,161
5.750%, 03/01/29 (144A)	645,000	641,880
Brookfield Finance, Inc. 3.900%, 01/25/28	358,000	344,714
4.700%, 09/20/47	84,000	72,691
4.850%, 03/29/29	485,000	481,218
Capital One Financial Corp. 1.878%, SOFR + 0.855%, 11/02/27 (a)	324,000	296,415
2.618%, SOFR + 1.265%, 11/02/32 (a)	735,000	594,493
4.200%, 10/29/25	200,000	195,486
4.985%, SOFR + 2.160%, 07/24/26 (a)	540,000	536,518
6.312%, SOFR + 2.640%, 06/08/29 (a)	570,000	585,992
LSEGA Financing PLC 2.000%, 04/06/28 (144A)	1,445,000	1,290,153
Mitsubishi HC Finance America LLC 5.807%, 09/12/28 (144A)	915,000	934,209
Nasdaq, Inc. 5.550%, 02/15/34 (g)	300,000	305,060
Nomura Holdings, Inc. 2.648%, 01/16/25	845,000	825,097
2.679%, 07/16/30	540,000	462,667

		22,594,867

Electric—2.6%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	154,665
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,487,697
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	345,496
Cleveland Electric Illuminating Co. 4.550%, 11/15/30 (144A)	250,000	233,781
Constellation Energy Generation LLC 5.750%, 10/01/41	260,000	258,802
5.800%, 03/01/33 (g)	790,000	814,299
6.250%, 10/01/39 (g)	160,000	168,451
Consumers Energy Co. 4.350%, 08/31/64	191,000	149,709
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	408,932
Dominion Energy, Inc. 2.850%, 08/15/26 (g)	183,000	173,065
DTE Electric Co. 5.700%, 10/01/37	300,000	304,882
DTE Electric Securitization Funding II LLC 6.090%, 09/01/38	600,000	651,662
Duke Energy Corp. 6.100%, 09/15/53 (g)	660,000	697,475
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	274,565

Electric—(Continued)
Duke Energy Progress LLC 2.900%, 08/15/51	470,000	304,457
4.100%, 03/15/43	200,000	166,562
4.375%, 03/30/44	247,000	211,928
5.700%, 04/01/35	360,000	362,733
Duquesne Light Holdings, Inc. 2.532%, 10/01/30 (144A)	450,000	372,414
2.775%, 01/07/32 (144A)	280,000	228,520
3.616%, 08/01/27 (144A)	1,050,000	984,728
Emera U.S. Finance LP 4.750%, 06/15/46	500,000	410,850
Enel Finance International NV 3.500%, 04/06/28 (144A)	465,000	438,260
Entergy Arkansas LLC 2.650%, 06/15/51	285,000	173,389
Entergy Corp. 2.950%, 09/01/26 (g)	194,000	184,285
Entergy Louisiana LLC 2.900%, 03/15/51	390,000	247,297
3.050%, 06/01/31	195,000	170,759
Evergy Metro, Inc. 5.300%, 10/01/41	212,000	204,800
Fells Point Funding Trust 3.046%, 01/31/27 (144A)	1,895,000	1,777,923
FirstEnergy Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	104,585
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,326,841
Fortis, Inc. 3.055%, 10/04/26	929,000	879,624
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	290,787
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	206,671
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	312,645
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	326,962
Nevada Power Co. 5.375%, 09/15/40	223,000	214,985
6.650%, 04/01/36	360,000	390,633
New England Power Co. 3.800%, 12/05/47 (144A) (g)	280,000	215,738
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	407,762
Niagara Mohawk Power Corp. 1.960%, 06/27/30 (144A)	700,000	577,038
Northern States Power Co. 6.500%, 03/01/28	628,000	662,891
NRG Energy, Inc. 2.000%, 12/02/25 (144A)	560,000	525,579
2.450%, 12/02/27 (144A)	625,000	561,789
Ohio Power Co. 2.900%, 10/01/51	635,000	407,703
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	464,797

BHFTI-172

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas & Electric Co. 2.950%, 03/01/26	1,905,000	$1,818,723
3.450%, 07/01/25	600,000	583,646
3.750%, 08/15/42	245,000	181,972
4.300%, 03/15/45 (g)	420,000	331,876
5.800%, 05/15/34	1,055,000	1,064,768
6.400%, 06/15/33 (g)	615,000	647,558
6.750%, 01/15/53	40,000	43,571
PG&E Recovery Funding LLC 5.536%, 07/15/49	630,000	649,028
PG&E Wildfire Recovery Funding LLC 4.263%, 06/01/38	465,000	439,227
5.099%, 06/01/54	675,000	667,757
5.212%, 12/01/49	360,000	357,730
Progress Energy, Inc. 7.000%, 10/30/31	200,000	221,016
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	652,043
Puget Energy, Inc. 2.379%, 06/15/28	853,000	760,763
San Diego Gas & Electric Co. 2.950%, 08/15/51	635,000	427,587
SCE Recovery Funding LLC 4.697%, 06/15/42	626,444	606,933
Sigeco Securitization I LLC 5.026%, 11/15/38	616,000	613,286
Southern California Edison Co. 3.650%, 03/01/28	500,000	476,358
5.550%, 01/15/36	500,000	500,348
5.875%, 12/01/53 (g)	713,000	734,823
Southern Co. 5.700%, 03/15/34	655,000	675,531
Southern Power Co. 5.150%, 09/15/41	400,000	373,742
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	213,374
Tampa Electric Co. 4.450%, 06/15/49	500,000	428,218
Toledo Edison Co. 6.150%, 05/15/37	400,000	423,381
Virginia Electric & Power Co. 4.450%, 02/15/44	126,000	109,994
6.000%, 05/15/37	685,000	718,622

		34,961,291

Electronics—0.1%
Honeywell International, Inc. 5.250%, 03/01/54	690,000	696,220

Food—0.6%
Bimbo Bakeries USA, Inc. 4.000%, 05/17/51 (144A)	695,000	537,424
5.375%, 01/09/36 (144A)	200,000	198,425
Campbell Soup Co. 3.125%, 04/24/50	287,000	190,950

Food—(Continued)
Conagra Brands, Inc. 5.300%, 11/01/38	205,000	195,203
J.M. Smucker Co. 6.200%, 11/15/33 (g)	325,000	346,671
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.750%, 03/15/34 (144A)	910,000	956,157
Kellanova 5.250%, 03/01/33 (g)	747,000	749,460
Kraft Heinz Foods Co. 4.375%, 06/01/46	460,000	388,490
4.625%, 10/01/39	600,000	545,856
Kroger Co. 8.000%, 09/15/29	610,000	689,481
McCormick & Co., Inc. 2.500%, 04/15/30	1,239,000	1,076,687
Smithfield Foods, Inc. 3.000%, 10/15/30 (144A)	1,160,000	960,315
5.200%, 04/01/29 (144A)	1,100,000	1,058,137
Tyson Foods, Inc. 5.700%, 03/15/34	520,000	526,859

		8,420,115

Gas—0.4%
APA Infrastructure Ltd. 4.200%, 03/23/25 (144A)	700,000	689,798
4.250%, 07/15/27 (144A) (g)	687,000	672,832
Atmos Energy Corp. 4.150%, 01/15/43	460,000	403,043
Brooklyn Union Gas Co. 4.273%, 03/15/48 (144A)	500,000	382,921
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	321,909
NiSource, Inc. 1.700%, 02/15/31 (g)	570,000	455,272
2.950%, 09/01/29 (g)	465,000	419,955
Southern California Gas Co. 2.550%, 02/01/30 (g)	829,000	726,722
Southern Co. Gas Capital Corp. 3.950%, 10/01/46	212,000	164,393
4.400%, 06/01/43	375,000	313,678
6.000%, 10/01/34	1,000,000	1,003,004
Southwest Gas Corp. 3.800%, 09/29/46	332,000	248,763

		5,802,290

Healthcare-Services—1.0%
Aetna, Inc. 6.625%, 06/15/36	297,000	325,529
Bon Secours Mercy Health, Inc. 3.205%, 06/01/50	625,000	441,766
Children’s Hospital (Washington) 2.928%, 07/15/50	540,000	347,946
Children’s Hospital Corp. 2.585%, 02/01/50	430,000	274,573

BHFTI-173

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
CommonSpirit Health 1.547%, 10/01/25	435,000	$408,948
2.782%, 10/01/30 (g)	430,000	372,971
3.910%, 10/01/50	425,000	332,476
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	363,637
Elevance Health, Inc. 4.101%, 03/01/28 (g)	460,000	447,283
4.650%, 08/15/44	324,000	291,936
Hackensack Meridian Health, Inc. 2.675%, 09/01/41	1,180,000	845,398
2.875%, 09/01/50	700,000	470,540
Hartford HealthCare Corp. 3.447%, 07/01/54	1,100,000	804,559
HCA, Inc. 3.500%, 07/15/51 (g)	397,000	274,244
5.125%, 06/15/39	565,000	533,228
5.250%, 06/15/26	1,540,000	1,535,509
5.500%, 06/15/47	445,000	423,029
Memorial Health Services 3.447%, 11/01/49 (g)	995,000	760,617
MultiCare Health System 2.803%, 08/15/50	365,000	223,652
MyMichigan Health 3.409%, 06/01/50	245,000	178,201
Nationwide Children’s Hospital, Inc. 4.556%, 11/01/52	181,000	166,724
NYU Langone Hospitals 3.380%, 07/01/55	410,000	294,452
Piedmont Healthcare, Inc. 2.864%, 01/01/52	620,000	407,695
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	196,560
Texas Health Resources 2.328%, 11/15/50	340,000	205,264
4.330%, 11/15/55	250,000	219,346
UnitedHealth Group, Inc. 3.250%, 05/15/51	900,000	647,022
5.875%, 02/15/53	405,000	438,171
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	580,000	352,267

		12,583,543

Insurance—0.8%
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	550,715
Aon North America, Inc. 5.450%, 03/01/34	1,000,000	1,011,543
Athene Global Funding 1.450%, 01/08/26 (144A)	420,000	389,958
2.500%, 01/14/25 (144A)	115,000	112,128
2.750%, 06/25/24 (144A)	890,000	883,422
2.950%, 11/12/26 (144A)	2,125,000	1,985,921
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	620,000	501,186

Insurance—(Continued)
Berkshire Hathaway Finance Corp.
4.300%, 05/15/43	831,000	759,209
Corebridge Financial, Inc. 3.850%, 04/05/29	390,000	364,642
F&G Global Funding 1.750%, 06/30/26 (144A)	585,000	530,388
Guardian Life Insurance Co. of America 4.850%, 01/24/77 (144A)	156,000	131,364
Hanover Insurance Group, Inc. 2.500%, 09/01/30	380,000	318,452
Hartford Financial Services Group, Inc. 4.300%, 04/15/43	400,000	343,369
High Street Funding Trust I 4.111%, 02/15/28 (144A)	503,000	474,151
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	816,873
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	453,132
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	509,067
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	620,000	543,001
Pacific Life Insurance Co. 4.300%, 10/24/67 (144A) (g)	200,000	155,996

		10,834,517

Internet—0.2%
Amazon.com, Inc. 3.950%, 04/13/52 (g)	1,270,000	1,066,019
Meta Platforms, Inc. 5.600%, 05/15/53	835,000	882,542

		1,948,561

Iron/Steel—0.2%
Reliance, Inc. 1.300%, 08/15/25	1,810,000	1,710,737
Steel Dynamics, Inc. 1.650%, 10/15/27 (g)	630,000	561,395

		2,272,132

Machinery-Diversified—0.2%
nVent Finance SARL 4.550%, 04/15/28 (g)	562,000	545,883
Otis Worldwide Corp. 2.565%, 02/15/30	1,110,000	976,034
5.250%, 08/16/28	770,000	780,005

		2,301,922

Media—0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500%, 03/01/42	775,000	517,107
3.700%, 04/01/51	840,000	519,498
4.800%, 03/01/50	935,000	692,098
6.834%, 10/23/55	400,000	383,767

BHFTI-174

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp. 2.887%, 11/01/51	1,131,000	$734,159
2.937%, 11/01/56	663,000	417,429
2.987%, 11/01/63	42,000	25,794
3.900%, 03/01/38	591,000	514,996
4.200%, 08/15/34	556,000	517,991
Cox Communications, Inc. 2.950%, 10/01/50 (144A)	630,000	388,488
Discovery Communications LLC 5.200%, 09/20/47 (g)	485,000	407,486
Paramount Global 4.850%, 07/01/42 (g)	255,000	186,794
5.900%, 10/15/40	125,000	104,802
TCI Communications, Inc. 7.125%, 02/15/28	801,000	861,450
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	832,442

		7,104,301

Mining—0.3%
Barrick Gold Corp. 6.450%, 10/15/35	300,000	326,287
BHP Billiton Finance USA Ltd. 5.250%, 09/08/30	1,130,000	1,149,068
Corp. Nacional del Cobre de Chile 6.440%, 01/26/36 (144A)	528,000	543,539
Glencore Funding LLC 2.500%, 09/01/30 (144A)	2,270,000	1,926,996
5.634%, 04/04/34 (144A)	610,000	611,630

		4,557,520

Miscellaneous Manufacturing—0.0%
Parker-Hannifin Corp. 4.450%, 11/21/44	333,000	293,434

Oil & Gas—0.7%
Aker BP ASA 2.000%, 07/15/26 (144A)	262,000	242,127
BP Capital Markets America, Inc. 2.939%, 06/04/51	1,260,000	841,195
Coterra Energy, Inc. 3.900%, 05/15/27 (g)	710,000	683,363
EQT Corp. 3.900%, 10/01/27 (g)	200,000	190,107
Exxon Mobil Corp. 2.995%, 08/16/39	690,000	539,838
HF Sinclair Corp. 5.875%, 04/01/26 (g)	409,000	411,734
Jonah Energy LLC 7.800%, 11/10/37	1,611,807	1,572,963
Phillips 66 Co. 3.150%, 12/15/29	330,000	299,523
3.550%, 10/01/26	100,000	96,577
4.900%, 10/01/46	560,000	515,205

Oil & Gas—(Continued)
Pioneer Natural Resources Co. 1.900%, 08/15/30	800,000	672,038
Suncor Energy, Inc. 5.950%, 12/01/34 (g)	668,000	699,729
7.875%, 06/15/26	544,000	571,294
TotalEnergies Capital International SA 2.986%, 06/29/41	900,000	680,628
3.127%, 05/29/50	870,000	619,577
3.461%, 07/12/49	660,000	497,480
Valero Energy Corp. 7.500%, 04/15/32	126,000	144,646

		9,278,024

Oil & Gas Services—0.0%
Halliburton Co. 4.750%, 08/01/43	215,000	197,457
4.850%, 11/15/35	270,000	262,591

		460,048

Packaging & Containers—0.1%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A) (g)	894,000	828,565

Pharmaceuticals—1.0%
AbbVie, Inc. 4.050%, 11/21/39 (g)	1,682,000	1,497,652
4.400%, 11/06/42	600,000	544,590
4.450%, 05/14/46	220,000	197,550
5.050%, 03/15/34	1,115,000	1,128,820
Astrazeneca Finance LLC 5.000%, 02/26/34	770,000	773,163
AstraZeneca PLC 6.450%, 09/15/37 (g)	350,000	395,654
Becton Dickinson & Co. 3.794%, 05/20/50 (g)	103,000	80,785
Bristol-Myers Squibb Co. 4.125%, 06/15/39	527,000	466,995
4.550%, 02/20/48	427,000	381,969
5.550%, 02/22/54 (g)	365,000	375,360
5.650%, 02/22/64	555,000	570,969
Cigna Group 4.800%, 07/15/46	156,000	141,807
CVS Health Corp. 4.300%, 03/25/28 (g)	179,000	174,682
5.050%, 03/25/48 (g)	2,065,000	1,875,387
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	595,672	544,772
5.773%, 01/10/33 (144A)	545,919	540,608
8.353%, 07/10/31 (144A)	107,014	115,188
Mylan, Inc. 4.550%, 04/15/28	350,000	338,151
Pfizer Investment Enterprises Pte. Ltd. 5.300%, 05/19/53	1,265,000	1,257,706

BHFTI-175

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Takeda Pharmaceutical Co. Ltd. 3.025%, 07/09/40	945,000	$712,147
3.175%, 07/09/50	440,000	306,636
Zoetis, Inc. 2.000%, 05/15/30	590,000	497,147

		12,917,738

Pipelines—0.8%
Boardwalk Pipelines LP 3.400%, 02/15/31 (g)	630,000	558,558
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	637,409
Enbridge, Inc. 5.700%, 03/08/33	680,000	696,425
Energy Transfer LP 3.900%, 07/15/26 (g)	117,000	113,454
4.150%, 09/15/29	443,000	420,450
4.950%, 05/15/28	290,000	287,576
4.950%, 01/15/43	394,000	348,635
5.300%, 04/01/44	200,000	183,847
5.500%, 06/01/27	167,000	168,034
6.000%, 06/15/48 (g)	270,000	268,361
6.100%, 02/15/42	500,000	505,691
Enterprise Products Operating LLC 4.950%, 10/15/54	179,000	167,021
5.100%, 02/15/45	200,000	191,908
Flex Intermediate Holdco LLC 3.363%, 06/30/31 (144A)	1,100,000	887,926
4.317%, 12/30/39 (144A)	425,000	309,287
Galaxy Pipeline Assets Bidco Ltd. 2.940%, 09/30/40 (144A)	732,624	587,042
Gray Oak Pipeline LLC 2.600%, 10/15/25 (144A)	1,300,000	1,239,263
Kinder Morgan, Inc. 5.000%, 02/01/29	688,000	685,171
5.050%, 02/15/46	250,000	221,971
ONEOK Partners LP 6.650%, 10/01/36	950,000	1,020,185
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	201,612
TransCanada PipeLines Ltd. 4.750%, 05/15/38	300,000	275,906

		9,975,732

Real Estate—0.1%
GAIF Bond Issuer Pty. Ltd. 3.400%, 09/30/26 (144A)	632,000	602,185
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	572,721

		1,174,906

Real Estate Investment Trusts—1.6%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	410,000	311,474
2.000%, 05/18/32	710,000	556,422

Real Estate Investment Trusts—(Continued)
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	175,000	170,120
4.000%, 02/01/50 (g)	566,000	435,610
American Tower Corp. 1.500%, 01/31/28	965,000	842,382
1.875%, 10/15/30 (g)	845,000	685,128
2.100%, 06/15/30	470,000	390,434
2.950%, 01/15/51 (g)	255,000	164,427
3.100%, 06/15/50	390,000	258,586
3.375%, 10/15/26	287,000	274,125
3.700%, 10/15/49	665,000	494,223
Brixmor Operating Partnership LP 2.250%, 04/01/28	600,000	532,783
2.500%, 08/16/31 (g)	325,000	266,791
3.850%, 02/01/25	500,000	491,410
COPT Defense Properties LP 2.750%, 04/15/31 (g)	1,153,000	951,143
DOC DR LLC 2.625%, 11/01/31	405,000	333,628
Equinix, Inc. 2.000%, 05/15/28	1,388,000	1,219,248
2.900%, 11/18/26	875,000	820,796
Essex Portfolio LP 2.650%, 03/15/32	565,000	467,784
Extra Space Storage LP 2.400%, 10/15/31	390,000	320,863
3.500%, 07/01/26 (g)	1,000,000	960,763
5.900%, 01/15/31	650,000	672,491
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	359,145
Healthcare Realty Holdings LP 2.000%, 03/15/31 (g)	470,000	373,599
Healthpeak OP LLC 3.500%, 07/15/29	600,000	555,295
Mid-America Apartments LP 1.700%, 02/15/31	470,000	378,418
NNN REIT, Inc. 3.600%, 12/15/26	453,000	432,683
Prologis LP 2.250%, 04/15/30	200,000	173,345
Public Storage Operating Co. 2.250%, 11/09/31 (g)	411,000	341,128
Realty Income Corp. 3.000%, 01/15/27	200,000	188,959
Regency Centers LP 2.950%, 09/15/29	560,000	501,061
Sabra Health Care LP 3.200%, 12/01/31	660,000	548,252
Safehold GL Holdings LLC 2.800%, 06/15/31	2,220,000	1,830,555
Scentre Group Trust 1/Scentre Group Trust 2 3.500%, 02/12/25 (144A) (g)	720,000	706,571
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (a) (g)	306,000	293,731
SITE Centers Corp. 4.700%, 06/01/27	226,000	222,865

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
UDR, Inc. 2.100%, 08/01/32	470,000	$368,507
2.950%, 09/01/26 (g)	233,000	220,210
3.000%, 08/15/31	95,000	82,462
3.200%, 01/15/30	625,000	566,300
Ventas Realty LP 3.500%, 02/01/25 (g)	197,000	193,095
3.850%, 04/01/27	369,000	353,724
Welltower OP LLC 3.100%, 01/15/30	445,000	400,049
6.500%, 03/15/41	225,000	245,228
WP Carey, Inc. 2.250%, 04/01/33	845,000	654,285
4.250%, 10/01/26	285,000	278,608

		21,888,706

Retail—0.3%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	400,000	321,344
2.500%, 02/10/41 (144A)	409,000	275,724
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	780,000	599,038
3.625%, 05/13/51 (144A)	870,000	643,580
3.800%, 01/25/50 (144A)	625,000	480,720
AutoZone, Inc. 1.650%, 01/15/31 (g)	530,000	427,115
Home Depot, Inc. 3.625%, 04/15/52 (g)	705,000	538,449
McDonald’s Corp. 4.450%, 03/01/47	180,000	156,775
4.700%, 12/09/35	84,000	81,698
6.300%, 10/15/37	152,000	166,844

		3,691,287

Semiconductors—0.6%
Analog Devices, Inc. 2.800%, 10/01/41 (g)	722,000	524,136
Broadcom, Inc. 1.950%, 02/15/28 (144A) (g)	1,800,000	1,605,079
3.137%, 11/15/35 (144A)	1,685,000	1,361,314
3.187%, 11/15/36 (144A)	465,000	370,071
Intel Corp. 5.625%, 02/10/43 (g)	178,000	184,045
5.700%, 02/10/53 (g)	1,030,000	1,064,737
KLA Corp. 3.300%, 03/01/50	610,000	447,756
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.500%, 05/11/31 (g)	1,085,000	908,426
3.250%, 05/11/41	1,115,000	828,060
QUALCOMM, Inc. 4.500%, 05/20/52	460,000	413,053
Texas Instruments, Inc. 5.050%, 05/18/63 (g)	681,000	663,212

		8,369,889

Software—0.4%
Fiserv, Inc. 4.400%, 07/01/49	295,000	250,275
Oracle Corp. 2.300%, 03/25/28	630,000	568,845
3.800%, 11/15/37	900,000	754,677
3.850%, 07/15/36	124,000	105,722
3.900%, 05/15/35	106,000	93,019
4.300%, 07/08/34 (g)	103,000	94,994
4.900%, 02/06/33	820,000	802,820
5.550%, 02/06/53	580,000	567,376
VMware LLC 1.400%, 08/15/26	1,306,000	1,192,714
4.650%, 05/15/27	425,000	417,783

		4,848,225

Telecommunications—0.7%
AT&T, Inc. 2.750%, 06/01/31	620,000	534,043
3.550%, 09/15/55	396,000	276,893
3.650%, 06/01/51	2,795,000	2,051,912
Cisco Systems, Inc. 5.050%, 02/26/34	465,000	471,261
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	276,000	208,653
NBN Co. Ltd. 2.625%, 05/05/31 (144A)	1,600,000	1,361,004
Rogers Communications, Inc. 4.550%, 03/15/52	545,000	458,579
Sprint Capital Corp. 6.875%, 11/15/28	362,000	385,761
Sprint LLC 7.625%, 03/01/26	248,000	256,219
T-Mobile USA, Inc. 3.600%, 11/15/60	385,000	269,950
5.050%, 07/15/33	905,000	895,176
5.150%, 04/15/34	496,000	494,339
Verizon Communications, Inc. 2.100%, 03/22/28	250,000	225,066
2.650%, 11/20/40	779,000	548,914
4.125%, 03/16/27	113,000	110,601
Vodafone Group PLC 5.625%, 02/10/53	275,000	273,305
6.150%, 02/27/37	500,000	533,744

		9,355,420

Transportation—0.2%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	233,000	177,036
7.950%, 08/15/30	1,185,000	1,379,877
Canadian Pacific Railway Co. 4.700%, 05/01/48	597,000	532,730
CSX Corp. 4.750%, 11/15/48	404,000	371,402
6.000%, 10/01/36	300,000	322,141

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Norfolk Southern Corp. 3.942%, 11/01/47	219,000	$174,507
Union Pacific Corp. 4.100%, 09/15/67	200,000	157,884

		3,115,577

Water—0.1%
American Water Capital Corp. 2.800%, 05/01/30	750,000	660,240

Total Corporate Bonds & Notes (Cost $409,987,737)		373,178,023

Asset-Backed Securities—12.4%

Asset-Backed - Automobile—4.3%
Avis Budget Rental Car Funding AESOP LLC 5.360%, 06/20/30 (144A)	1,608,000	1,615,962
Bridgecrest Lending Auto Securitization Trust 5.650%, 04/16/29	1,441,000	1,438,411
Carvana Auto Receivables Trust 5.920%, 07/10/29 (144A)	1,805,000	1,802,602
6.160%, 09/10/29 (144A)	1,430,000	1,465,354
Credit Acceptance Auto Loan Trust 6.130%, 12/15/33 (144A)	2,370,000	2,394,872
6.390%, 08/15/33 (144A)	1,600,000	1,622,577
6.710%, 07/17/34 (144A)	2,370,000	2,381,369
8.450%, 02/15/33 (144A)	2,600,000	2,693,708
Drive Auto Receivables Trust 1.020%, 06/15/27	25,206	25,150
1.450%, 01/16/29	1,600,000	1,550,176
DT Auto Owner Trust 1.100%, 02/16/27 (144A)	575,729	570,743
4.220%, 01/15/27 (144A)	2,997,138	2,985,677
5.790%, 02/15/29 (144A)	2,391,000	2,390,096
Exeter Automobile Receivables Trust 5.920%, 02/15/30	2,540,000	2,542,077
5.980%, 12/15/28	2,800,000	2,791,945
6.210%, 06/15/28	1,600,000	1,609,969
FHF Issuer Trust 5.690%, 02/15/30 (144A)	3,000,000	2,999,563
Flagship Credit Auto Trust 1.960%, 12/15/27 (144A)	3,650,000	3,456,514
2.180%, 02/16/27 (144A)	650,000	616,398
GLS Auto Receivables Issuer Trust 1.420%, 04/15/27 (144A)	2,250,000	2,149,585
1.480%, 07/15/27 (144A)	4,400,000	4,170,445
1.680%, 01/15/27 (144A)	1,083,072	1,054,799
6.010%, 05/15/29 (144A)	1,251,000	1,257,079
OneMain Direct Auto Receivables Trust 7.070%, 02/14/33 (144A)	1,838,000	1,858,413
Santander Drive Auto Receivables Trust 4.140%, 02/16/27	1,840,866	1,832,213
5.690%, 02/18/31	3,400,000	3,380,592

Asset-Backed - Automobile—(Continued)
Sonoran Auto Receivables Trust 4.750%, 07/15/24	33,955	33,658
4.750%, 06/15/25	196,348	195,680
Westlake Automobile Receivables Trust 5.740%, 08/15/28 (144A)	2,105,000	2,103,817
6.640%, 11/15/28 (144A)	1,620,000	1,648,969

		56,638,413

Asset-Backed - Credit Card—0.1%
Continental Finance Credit Card ABS Master Trust 2.240%, 12/15/28 (144A)	1,005,944	993,673

Asset-Backed - Other—8.0%
Accelerated Assets LLC 1.900%, 10/20/40 (144A)	866,389	793,074
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,038,661	1,016,077
3.678%, 12/17/36 (144A)	82,492	81,107
4.201%, 12/17/36 (144A)	400,000	394,651
4.596%, 12/17/36 (144A)	250,000	247,280
5.036%, 10/17/52 (144A)	1,900,000	1,870,048
5.639%, 04/17/52 (144A)	500,000	496,500
6.418%, 12/17/36 (144A)	300,000	299,893
AMSR Trust 1.355%, 11/17/37 (144A)	2,300,000	2,155,601
2.327%, 10/17/38 (144A)	1,694,000	1,520,716
4.387%, 03/17/39 (144A)	3,000,000	2,794,195
Bastion Funding I LLC 7.119%, 04/25/38 (144A)	1,407,225	1,394,313
Bridge Trust 4.450%, 11/17/37 (144A)	2,257,000	2,178,111
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	750,051	701,743
2.918%, 04/15/36 (144A)	1,624,257	1,506,346
2.981%, 11/15/35 (144A)	380,749	370,017
BXG Receivables Note Trust 6.310%, 11/15/38 (144A)	1,943,537	1,927,716
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	590,250	513,297
CFIN Issuer LLC 3.250%, 02/16/26 (144A)	1,536,958	1,490,849
COOF Securitization Trust Ltd. 2.995%, 06/25/40 (144A) (a) (b)	267,909	19,110
CoreVest American Finance Ltd. 2.705%, 10/15/52 (144A)	815,179	796,493
DataBank Issuer LLC 2.060%, 02/27/51 (144A)	1,950,000	1,786,935
Diversified Abs Phase III LLC 4.875%, 04/28/39 (144A)	3,249,702	2,922,259
Diversified Abs Phase VI LLC 7.500%, 11/28/39	1,397,489	1,361,415
DP Lion Holdco LLC 8.243%, 11/30/43	1,075,482	1,086,530

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
FirstKey Homes Trust 2.668%, 10/19/37 (144A)	3,700,000	$3,492,613
5.197%, 05/19/39 (144A)	1,320,000	1,278,457
FMC GMSR Issuer Trust 3.620%, 07/25/26 (144A) (a)	3,300,000	2,904,098
3.850%, 10/25/26 (144A) (a)	2,680,000	2,369,176
4.450%, 01/25/26 (144A) (a)	3,100,000	2,876,453
6.500%, 03/26/27 (144A) (a)	3,375,000	3,296,420
Foundation Finance Trust 3.860%, 11/15/34 (144A)	56,946	56,645
9.100%, 06/15/49 (144A)	2,000,000	2,072,444
Goodgreen Trust 2.760%, 04/15/55 (144A)	918,531	775,415
3.260%, 10/15/53 (144A)	1,027,602	917,867
3.740%, 10/15/52 (144A)	213,212	192,833
5.000%, 10/20/51	600,200	571,940
5.900%, 01/17/61 (144A)	1,840,994	1,754,860
Grene Energy Senior 11.000%, 01/17/61 (e) (h)	86,338	73,387
HERO Funding Trust 3.080%, 09/20/42 (144A)	174,623	154,461
3.950%, 09/20/48 (144A)	673,194	594,843
4.460%, 09/20/47 (144A)	555,408	504,331
Jonah Energy Abs I LLC 7.200%, 12/10/37 (144A)	1,271,217	1,266,595
KGS-Alpha SBA COOF Trust 0.572%, 05/25/39 (144A) (a) (b)	1,063,483	11,999
0.827%, 08/25/38 (144A) (a) (b)	807,348	14,079
1.673%, 03/25/39 (144A) (a) (b)	806,754	25,775
2.973%, 04/25/40 (144A) (a) (b)	164,282	11,140
Lendmark Funding Trust 5.600%, 05/20/33 (144A)	2,055,000	2,029,240
6.160%, 05/20/33 (144A)	1,065,000	1,056,040
LFT CRE Ltd. 7.390%, 1M TSFR + 2.064%, 06/15/39 (144A) (a)	3,280,000	3,163,924
MNR ABS Issuer I LLC 8.946%, 12/15/38	1,266,174	1,283,462
NRZ Excess Spread-Collateralized Notes 3.104%, 07/25/26 (144A)	2,026,918	1,890,231
3.228%, 05/25/26 (144A)	1,252,437	1,177,471
3.474%, 11/25/26 (144A)	965,837	898,582
3.844%, 12/25/25 (144A)	1,050,551	1,006,991
Oportun Funding XIV LLC 1.210%, 03/08/28 (144A)	369,726	357,615
Oportun Issuance Trust 5.050%, 06/09/31 (144A)	3,600,000	3,568,391
PNMAC GMSR Issuer Trust 9.570%, SOFR30A + 4.250%, 05/25/27 (144A) (a)	2,650,000	2,687,159
PRET LLC 2.487%, 10/25/51 (144A) (a)	3,808,789	3,724,132
Progress Residential Trust
2.409%, 05/17/38 (144A)	1,960,000	1,787,735
2.425%, 07/17/38 (144A)	2,535,000	2,290,508
3.930%, 02/17/41 (144A)	3,150,000	2,819,194
5.200%, 04/17/39 (144A)	2,435,000	2,327,629
Regional Management Issuance Trust 3.040%, 03/17/31 (144A)	3,409,000	3,106,741

Asset-Backed - Other—(Continued)
Renew Financial 3.670%, 09/20/52 (144A)	275,442	249,664
RT Financial LLC 7.851%, 10/15/43	1,638,581	1,659,778
SCF Equipment Leasing LLC 6.770%, 08/22/33 (144A)	2,385,000	2,505,153
Sierra Timeshare Receivables Funding LLC 1.330%, 07/20/37 (144A)	405,590	388,346
SOL SpA 4.160%, 02/11/30	314,895	314,810
VM Debt Trust 7.460%, 07/18/27	3,999,007	3,759,067
VOLT C LLC 1.992%, 05/25/51 (144A) (i)	853,515	822,256
VOLT CI LLC 1.992%, 05/25/51 (144A) (i)	1,096,142	1,052,996
VOLT XCII LLC 4.893%, 02/27/51 (144A) (i)	575,165	560,867
VOLT XCIII LLC 4.893%, 02/27/51 (144A) (i)	2,041,583	1,981,211
VOLT XCIV LLC 5.240%, 02/27/51 (144A) (i)	1,531,837	1,496,776
VOLT XCV LLC 5.240%, 03/27/51 (144A) (i)	556,865	547,247
VOLT XCVII LLC 5.240%, 04/25/51 (144A) (i)	1,417,647	1,390,199
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	225,227	221,758

		107,065,280

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 6.235%, SOFR30A + 0.914%, 12/26/44 (144A) (a)	389,281	379,073

Total Asset-Backed Securities (Cost $170,183,548)		165,076,439

Mortgage-Backed Securities—3.0%

Collateralized Mortgage Obligations—1.1%
Ajax Mortgage Loan Trust 2.239%, 06/25/66 (144A) (i)	1,653,494	1,602,127
Global Mortgage Securitization Ltd. 5.764%, 1M TSFR + 0.434%, 11/25/32 (144A) (a)	72,508	70,316
HarborView Mortgage Loan Trust 5.638%, 05/19/34 (a)	263,580	250,874
Impac CMB Trust 6.184%, 1M TSFR + 0.854%, 11/25/34 (a)	484,709	472,549
JP Morgan Mortgage Trust 5.555%, 08/25/34 (a)	34,030	33,886
Merrill Lynch Mortgage Investors Trust
5.904%, 1M TSFR + 0.574%, 04/25/29 (a)	89,232	82,240
5.944%, 1M TSFR + 0.614%, 05/25/29 (a)	149,669	143,136
6.064%, 1M TSFR + 0.734%, 10/25/28 (a)	107,153	100,930
6.084%, 1M TSFR + 0.754%, 10/25/28 (a)	116,651	108,596
6.485%, 6M TSFR + 1.108%, 01/25/29 (a)	104,662	100,758

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Preston Ridge Partners Mortgage LLC 1.867%, 04/25/26 (144A) (i)	874,380	$859,222
4.000%, 11/25/53 (144A) (i)	840,066	805,738
Sequoia Mortgage Trust 6.043%, 1M TSFR + 0.714%, 12/20/34 (a)	317,261	281,784
6.083%, 1M TSFR + 0.754%, 01/20/34 (a)	144,540	134,761
6.103%, 1M TSFR + 0.774%, 07/20/33 (a)	231,434	209,267
6.123%, 1M TSFR + 0.794%, 10/20/34 (a)	347,308	314,324
6.203%, 1M TSFR + 0.874%, 04/20/33 (a)	156,762	147,577
Structured Asset Mortgage Investments II Trust 6.141%, 1M TSFR + 0.814%, 01/19/34 (a)	404,996	378,596
6.141%, 1M TSFR + 0.814%, 03/19/34 (a)	342,514	313,684
Structured Asset Mortgage Investments Trust 6.341%, 1M TSFR + 1.014%, 05/19/33 (a)	223,189	207,666
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.893%, 11/25/33 (a)	88,522	86,855
Thornburg Mortgage Securities Trust 5.378%, 04/25/45 (a)	396,294	374,630
5.614%, 12/25/44 (a)	246,586	229,204
6.084%, 1M TSFR + 0.754%, 09/25/43 (a)	174,764	162,879
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (a)	4,249,084	3,613,917
VM Master Issuer LLC 5.163%, 05/24/25 (144A) (a)	2,900,000	2,876,670

		13,962,186

Commercial Mortgage-Backed Securities—1.9%
BAMLL Commercial Mortgage Securities Trust 4.214%, 08/15/46 (144A) (a)	1,200,000	738,553
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,950,000	2,854,364
COMM Mortgage Trust 0.895%, 07/10/45 (144A) (a) (b)	28,464,038	25,618
2.896%, 02/10/37 (144A)	3,050,000	2,944,150
3.815%, 04/10/33 (144A) (a)	1,450,000	1,346,259
CSMC Trust 4.373%, 09/15/37 (144A)	1,000,000	641,031
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	2,810,671
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	686,701
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	1,317,808
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	513,912	485,899
RR Trust
Zero Coupon, 04/26/48 (144A) (c)	8,830,000	8,196,996
SLG Office Trust 2.585%, 07/15/41 (144A)	3,090,000	2,554,085
Wells Fargo Commercial Mortgage Trust 6.591%, 1M TSFR + 1.264%, 02/15/40 (144A) (a)	973,498	966,220
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WFRBS Commercial Mortgage Trust 4.060%, 03/15/45 (144A) (a)	300,000	242,462

		25,810,817

Total Mortgage-Backed Securities (Cost $41,455,097)		39,773,003

Foreign Government—0.4%

Sovereign—0.4%
Chile Government International Bond 2.550%, 01/27/32	394,000	332,488
Israel Government AID Bond
Zero Coupon, 08/15/25	2,500,000	2,326,268
Mexico Government International Bonds 2.659%, 05/24/31	848,000	707,410
3.500%, 02/12/34	577,000	479,900
3.771%, 05/24/61 (g)	625,000	405,641
4.350%, 01/15/47 (g)	228,000	177,320
4.600%, 01/23/46	959,000	770,256
4.600%, 02/10/48	200,000	159,736
5.750%, 10/12/10	500,000	436,048
Saudi Government International Bond 2.250%, 02/02/33 (144A)	490,000	394,361

Total Foreign Government (Cost $7,351,983)		6,189,428

Municipals—0.1%
Texas Natural Gas Securitization Finance Corp. 5.169%, 04/01/41 (Cost $720,000)	720,000	730,936

Short-Term Investment—1.7%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $22,257,142; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $22,696,005.	22,250,961	22,250,961

Total Short-Term Investments (Cost $22,250,961)		22,250,961

Securities Lending Reinvestments (j)—0.7%

Repurchase Agreements—0.5%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $900,409; collateralized by various Common Stock with an aggregate market value of $1,002,440.	900,000	900,000

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	$2,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $50,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $51,167.	50,000	50,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $988,715; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $1,008,046.	988,281	988,281
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $2,002,119; collateralized by various Common Stock with an aggregate market value of $2,228,277.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,166.	1,000,000	1,000,000

		6,938,281

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class 5.250% (k)	700,000	700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (k)	2,000,000	2,000,000

		2,700,000

Total Securities Lending Reinvestments (Cost $9,638,281)		9,638,281

Total Investments—100.6% (Cost $1,474,910,921)		1,339,806,947
Other assets and liabilities (net)—(0.6)%		(7,812,758)

Net Assets—100.0%		$1,331,994,189

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $29,193,023 and the collateral received consisted of cash in the amount of $9,638,281 and non-cash collateral with a value of $20,386,602. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(h)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $288,210,575, which is 21.6% of net assets.

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$722,969,876	$—	$722,969,876
Total Corporate Bonds & Notes*	—	373,178,023	—	373,178,023
Asset-Backed Securities
Asset-Backed - Automobile	—	56,638,413	—	56,638,413
Asset-Backed - Credit Card	—	993,673	—	993,673
Asset-Backed - Other	—	106,991,893	73,387	107,065,280
Asset-Backed - Student Loan	—	379,073	—	379,073
Total Asset-Backed Securities	—	165,003,052	73,387	165,076,439
Total Mortgage-Backed Securities*	—	39,773,003	—	39,773,003
Total Foreign Government*	—	6,189,428	—	6,189,428
Total Municipals*	—	730,936	—	730,936
Total Short-Term Investment*	—	22,250,961	—	22,250,961
Securities Lending Reinvestments
Repurchase Agreements	—	6,938,281	—	6,938,281
Mutual Funds	2,700,000	—	—	2,700,000
Total Securities Lending Reinvestments	2,700,000	6,938,281	—	9,638,281
Total Investments	$2,700,000	$1,337,033,560	$73,387	$1,339,806,947

Collateral for Securities Loaned (Liability)	$—	$(9,638,281)	$—	$(9,638,281)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

During the period ended March 31, 2024, transfers out of Level 3 in the amount of $6,809,063 were due to the initiation of a vendor or a broker providing prices based on market indications which have been determined to be a significant observable input.

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—41.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Airbus SE	10,078	$1,858,948
General Dynamics Corp.	2,013	568,652
Northrop Grumman Corp.	605	289,589
RTX Corp.	6,373	621,559
Safran SA	16,208	3,670,143

		7,008,891

Air Freight & Logistics—0.1%
Deutsche Post AG	23,201	999,115
FedEx Corp.	2,272	658,289
United Parcel Service, Inc. - Class B	1,446	214,919

		1,872,323

Automobile Components—0.2%
Bridgestone Corp.	33,600	1,490,502
Cie Generale des Etablissements Michelin SCA	45,751	1,754,096

		3,244,598

Automobiles—0.2%
Stellantis NV (Milan-Traded Shares)	59,980	1,704,770
Tesla, Inc. (a)	5,846	1,027,668

		2,732,438

Banks—3.0%
Banco Bilbao Vizcaya Argentaria SA (b)	115,600	1,377,146
Bank Central Asia Tbk. PT	2,091,000	1,328,832
Bank of America Corp.	130,633	4,953,603
Bank Rakyat Indonesia Persero Tbk. PT	4,834,914	1,847,991
Capitec Bank Holdings Ltd.	9,445	1,045,118
Citizens Financial Group, Inc.	12,397	449,887
Credicorp Ltd.	4,296	727,871
DBS Group Holdings Ltd.	153,400	4,103,019
Erste Group Bank AG	26,286	1,170,492
Fifth Third Bancorp	4,335	161,305
First Citizens BancShares, Inc. - Class A	372	608,220
Grupo Financiero Banorte SAB de CV - Class O	133,520	1,436,783
HDFC Bank Ltd.	126,716	2,203,172
HDFC Bank Ltd. (ADR) (b)	27,936	1,563,578
Itau Unibanco Holding SA (ADR)	186,794	1,294,482
KBC Group NV	25,535	1,918,607
Kotak Mahindra Bank Ltd.	93,661	2,010,743
Lloyds Banking Group PLC	3,500,069	2,291,132
M&T Bank Corp.	8,567	1,245,985
Mitsubishi UFJ Financial Group, Inc.	184,900	1,880,851
Nordea Bank Abp (b)	21,907	244,008
NU Holdings Ltd. - Class A (a)	89,190	1,064,037
PNC Financial Services Group, Inc.	4,209	680,174
Regions Financial Corp.	27,432	577,169
Sberbank of Russia PJSC † (a) (c) (d)	2,160	0
Societe Generale SA	37,647	1,012,873
Svenska Handelsbanken AB - A Shares (b)	116,176	1,174,898
UniCredit SpA	75,182	2,853,048
Wells Fargo & Co.	54,716	3,171,339

		44,396,363

Beverages—1.1%
Ambev SA (ADR)	198,072	491,219
Budweiser Brewing Co. APAC Ltd.	385,800	568,853
Carlsberg AS - Class B	15,309	2,097,533
Coca-Cola Co.	60,669	3,711,729
Constellation Brands, Inc. - Class A	1,906	517,974
Diageo PLC	79,716	2,943,961
Fomento Economico Mexicano SAB de CV (ADR)	9,740	1,268,830
Keurig Dr Pepper, Inc.	21,804	668,729
Kweichow Moutai Co. Ltd. - Class A	7,056	1,663,774
Pernod Ricard SA	9,044	1,462,318
Wuliangye Yibin Co. Ltd. - Class A	23,100	490,541

		15,885,461

Biotechnology—0.8%
AbbVie, Inc.	21,574	3,928,626
Alnylam Pharmaceuticals, Inc. (a)	2,192	327,594
Exact Sciences Corp. (a) (b)	9,708	670,435
Natera, Inc. (a)	8,204	750,338
Regeneron Pharmaceuticals, Inc. (a)	6,090	5,861,564
Vertex Pharmaceuticals, Inc. (a)	540	225,725

		11,764,282

Broadline Retail—1.6%
Alibaba Group Holding Ltd.	98,100	885,334
Amazon.com, Inc. (a)	103,350	18,642,273
JD.com, Inc. - Class A	48,750	663,208
MercadoLibre, Inc. (a)	1,372	2,074,409
Next PLC	13,655	1,594,319

		23,859,543

Building Products—0.3%
Carlisle Cos., Inc.	1,442	565,048
Daikin Industries Ltd.	11,000	1,504,689
Fortune Brands Innovations, Inc.	6,183	523,515
Trane Technologies PLC	5,076	1,523,815

		4,117,067

Capital Markets—1.8%
3i Group PLC	83,294	2,950,601
B3 SA - Brasil Bolsa Balcao	253,543	606,129
Blackstone, Inc.	9,824	1,290,579
Charles Schwab Corp.	19,326	1,398,043
CME Group, Inc.	28,440	6,122,848
Deutsche Boerse AG	9,974	2,040,782
Hong Kong Exchanges & Clearing Ltd.	60,400	1,761,643
Interactive Brokers Group, Inc. - Class A	6,354	709,805
Japan Exchange Group, Inc.	27,100	733,925
KKR & Co., Inc.	5,163	519,295
London Stock Exchange Group PLC	16,463	1,971,917
Moody’s Corp.	2,531	994,759
Morgan Stanley	17,229	1,622,283
Northern Trust Corp.	5,650	502,398
State Street Corp.	7,708	595,983
UBS Group AG	68,083	2,092,449

		25,913,439

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—0.7%
Air Liquide SA	12,087	$2,518,943
Axalta Coating Systems Ltd. (a)	11,618	399,543
Dow, Inc.	22,938	1,328,798
LG Chem Ltd.	2,026	662,441
Shin-Etsu Chemical Co. Ltd.	128,800	5,651,218

		10,560,943

Commercial Services & Supplies—0.1%
Copart, Inc. (a)	18,899	1,094,630

Communications Equipment—0.1%
Arista Networks, Inc. (a)	2,336	677,393
Cisco Systems, Inc.	5,120	255,539

		932,932

Construction & Engineering—0.5%
Quanta Services, Inc.	4,491	1,166,762
Vinci SA	47,751	6,116,322

		7,283,084

Construction Materials—0.1%
Martin Marietta Materials, Inc.	1,216	746,551
Vulcan Materials Co.	568	155,019

		901,570

Consumer Finance—0.2%
American Express Co.	2,683	610,892
Capital One Financial Corp. (b)	10,731	1,597,739

		2,208,631

Consumer Staples Distribution & Retail—0.3%
Albertsons Cos., Inc. - Class A	15,617	334,829
Bid Corp. Ltd.	45,793	1,114,979
President Chain Store Corp.	100,000	829,600
Raia Drogasil SA	102,369	558,647
Wal-Mart de Mexico SAB de CV	298,430	1,215,731

		4,053,786

Containers & Packaging—0.1%
Graphic Packaging Holding Co. (b)	13,732	400,700
Packaging Corp. of America	3,465	657,588
Silgan Holdings, Inc. (b)	4,653	225,949
Westrock Co.	7,051	348,672

		1,632,909

Distributors—0.0%
Pool Corp. (b)	880	355,080

Diversified Telecommunication Services—0.3%
Koninklijke KPN NV	495,465	1,852,822
Nippon Telegraph & Telephone Corp.	2,065,500	2,459,045
Verizon Communications, Inc.	8,503	356,786

		4,668,653

Electric Utilities—0.6%
Edison International	4,705	332,785
Entergy Corp.	1,749	184,834
NextEra Energy, Inc.	39,972	2,554,610
PG&E Corp.	27,645	463,330
Southern Co.	29,773	2,135,915
SSE PLC	117,162	2,442,943
Xcel Energy, Inc.	5,209	279,984

		8,394,401

Electrical Equipment—0.5%
AMETEK, Inc.	5,456	997,903
Eaton Corp. PLC	1,034	323,311
Hubbell, Inc.	1,706	708,075
Legrand SA	39,987	4,230,543
WEG SA	150,955	1,149,755

		7,409,587

Electronic Equipment, Instruments & Components—0.5%
CDW Corp.	1,022	261,407
Delta Electronics, Inc.	152,867	1,637,825
Jabil, Inc.	3,242	434,266
Keyence Corp.	7,600	3,533,995
Largan Precision Co. Ltd.	6,000	456,114
TD SYNNEX Corp.	3,972	449,233

		6,772,840

Energy Equipment & Services—0.1%
TechnipFMC PLC (b)	44,197	1,109,787

Entertainment—0.3%
Liberty Media Corp.-Liberty Live - Class C (a)	4,879	213,798
NetEase, Inc.	78,975	1,641,247
Netflix, Inc. (a)	2,222	1,349,487
Take-Two Interactive Software, Inc. (a)	5,814	863,321

		4,067,853

Financial Services—1.1%
Berkshire Hathaway, Inc. - Class B (a)	5,133	2,158,529
Corpay, Inc. (a)	784	241,895
Fidelity National Information Services, Inc.	12,099	897,504
Fiserv, Inc. (a)	6,364	1,017,095
Mastercard, Inc. - Class A	22,439	10,805,949
MGIC Investment Corp.	20,558	459,677

		15,580,649

Food Products—0.8%
Ajinomoto Co., Inc. (b)	18,900	705,509
Foshan Haitian Flavouring & Food Co. Ltd. - Class A	65,772	360,283
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	147,200	566,765
Kraft Heinz Co. (b)	13,700	505,530
Mondelez International, Inc. - Class A	18,121	1,268,470
Nestle SA	77,165	8,193,412
Post Holdings, Inc. (a) (b)	4,899	520,666

		12,120,635

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ground Transportation—0.5%
J.B. Hunt Transport Services, Inc.	3,605	$718,296
Saia, Inc. (a)	915	535,275
Uber Technologies, Inc. (a)	62,756	4,831,584
Union Pacific Corp.	2,278	560,229

		6,645,384

Health Care Equipment & Supplies—0.7%
Align Technology, Inc. (a)	1,138	373,173
Boston Scientific Corp. (a)	13,201	904,137
Cooper Cos., Inc.	6,376	646,909
Hoya Corp.	25,800	3,229,694
Intuitive Surgical, Inc. (a)	3,079	1,228,798
Medtronic PLC	3,361	292,911
Stryker Corp.	3,876	1,387,104
Terumo Corp. (b)	113,800	2,085,884
Zimmer Biomet Holdings, Inc.	2,969	391,849

		10,540,459

Health Care Providers & Services—0.9%
Cencora, Inc. (b)	3,454	839,288
Cigna Group (b)	1,219	442,729
CVS Health Corp. (b)	5,121	408,451
HCA Healthcare, Inc.	2,272	757,780
Henry Schein, Inc. (a)	6,512	491,786
Laboratory Corp. of America Holdings	2,123	463,791
McKesson Corp.	1,092	586,240
Quest Diagnostics, Inc.	1,249	166,254
UnitedHealth Group, Inc.	17,663	8,737,886

		12,894,205

Health Care REITs—0.0%
Welltower, Inc. (b)	1,396	130,442

Hotel & Resort REITs—0.0%
Apple Hospitality REIT, Inc.	15,281	250,303

Hotels, Restaurants & Leisure—1.3%
Booking Holdings, Inc.	390	1,414,873
DoorDash, Inc. - Class A (a)	6,235	858,684
Expedia Group, Inc. (a)	2,558	352,364
H World Group Ltd. (ADR) (b)	10,153	392,921
Hilton Worldwide Holdings, Inc.	22,157	4,726,310
InterContinental Hotels Group PLC	20,509	2,133,398
McDonald’s Corp.	14,463	4,077,843
Sands China Ltd. (a)	463,200	1,306,319
Texas Roadhouse, Inc.	1,695	261,827
Yum China Holdings, Inc.	18,635	741,487
Yum! Brands, Inc. (b)	24,007	3,328,570

		19,594,596

Household Durables—0.3%
Garmin Ltd.	3,902	580,891
Midea Group Co. Ltd. - Class A	138,600	1,238,390
Mohawk Industries, Inc. (a)	4,592	601,047
Newell Brands, Inc. (b)	23,790	191,034

Household Durables—(Continued)
Sony Group Corp.	28,400	2,433,952

		5,045,314

Household Products—0.1%
Energizer Holdings, Inc. (b)	8,250	242,880
Procter & Gamble Co.	4,348	705,463
Unilever Indonesia Tbk. PT	487,400	83,029

		1,031,372

Industrial Conglomerates—0.5%
Bidvest Group Ltd.	27,559	352,974
Hitachi Ltd.	28,800	2,630,584
Honeywell International, Inc.	16,322	3,350,090
Jardine Matheson Holdings Ltd.	9,900	369,160

		6,702,808

Industrial REITs—0.4%
EastGroup Properties, Inc.	684	122,963
Goodman Group	51,098	1,125,999
Prologis, Inc.	31,263	4,071,068

		5,320,030

Insurance—1.8%
AIA Group Ltd.	577,200	3,873,583
Allianz SE	9,160	2,745,115
Arch Capital Group Ltd. (a)	2,536	234,428
Chubb Ltd.	1,728	447,777
CNA Financial Corp.	6,555	297,728
Fairfax Financial Holdings Ltd.	180	194,227
HDFC Life Insurance Co. Ltd.	111,849	848,461
Loews Corp.	14,974	1,172,314
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,068	5,400,432
Ping An Insurance Group Co. of China Ltd. - Class H	212,000	901,864
Progressive Corp.	22,110	4,572,790
Tokio Marine Holdings, Inc.	120,600	3,787,893
Travelers Cos., Inc.	4,232	973,953
W.R. Berkley Corp.	3,904	345,270
Zurich Insurance Group AG	2,261	1,219,088

		27,014,923

Interactive Media & Services—1.4%
Alphabet, Inc. - Class C (a)	26,041	3,965,003
IAC, Inc. (a)	7,975	425,386
Meta Platforms, Inc. - Class A	24,759	12,022,475
NAVER Corp.	5,028	699,058
Tencent Holdings Ltd.	84,300	3,289,781

		20,401,703

IT Services—0.7%
Capgemini SE	6,538	1,507,615
EPAM Systems, Inc. (a)	3,535	976,226
Infosys Ltd. (ADR) (b)	167,141	2,996,838
International Business Machines Corp.	1,970	376,191
MongoDB, Inc. (a) (b)	1,228	440,410

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Snowflake, Inc. - Class A (a)	3,584	$579,174
Tata Consultancy Services Ltd.	73,155	3,411,424

		10,287,878

Leisure Products—0.1%
Shimano, Inc.	9,700	1,448,441

Life Sciences Tools & Services—0.1%
Mettler-Toledo International, Inc. (a)	202	268,921
Thermo Fisher Scientific, Inc.	1,700	988,057
Wuxi Biologics Cayman, Inc. (a)	160,500	288,471

		1,545,449

Machinery—1.1%
Atlas Copco AB - A Shares	108,418	1,829,589
Deere & Co.	9,453	3,882,725
Dover Corp.	3,444	610,242
Ingersoll Rand, Inc.	10,698	1,015,775
ITT, Inc. (b)	5,817	791,287
Middleby Corp. (a)	1,431	230,091
Sandvik AB	66,453	1,474,465
SMC Corp.	2,000	1,128,525
Techtronic Industries Co. Ltd.	179,000	2,426,816
Timken Co. (b)	3,412	298,311
Volvo AB - B Shares (b)	93,529	2,533,045

		16,220,871

Media—0.1%
Liberty Broadband Corp. - Class C (a)	3,610	206,600
Liberty Media Corp.-Liberty SiriusXM - Class C (a)	17,148	509,467
Nexstar Media Group, Inc. (b)	1,928	332,175
Trade Desk, Inc. - Class A (a)	9,519	832,151

		1,880,393

Metals & Mining—0.3%
BHP Group Ltd.	107,633	3,108,353
Rio Tinto Ltd.	9,619	764,728
Rio Tinto PLC	11,971	759,627

		4,632,708

Multi-Utilities—0.3%
Dominion Energy, Inc. (b)	17,494	860,530
Engie SA	84,873	1,426,271
Public Service Enterprise Group, Inc.	31,479	2,102,167

		4,388,968

Oil, Gas & Consumable Fuels—1.8%
BP PLC	402,390	2,528,351
Chevron Corp. (b)	22,289	3,515,867
ConocoPhillips	18,595	2,366,772
Coterra Energy, Inc.	10,243	285,575
EOG Resources, Inc. (b)	24,015	3,070,077
Exxon Mobil Corp.	35,595	4,137,563
Kinder Morgan, Inc.	35,776	656,132
Phillips 66	4,901	800,529

Oil, Gas & Consumable Fuels—(Continued)
Shell PLC	194,774	6,462,318
TotalEnergies SE	32,792	2,254,778
Williams Cos., Inc.	18,088	704,889

		26,782,851

Personal Care Products—0.2%
elf Beauty, Inc. (a)	2,575	504,777
Kenvue, Inc. (b)	16,226	348,210
L’Oreal SA	3,672	1,741,490

		2,594,477

Pharmaceuticals—1.5%
AstraZeneca PLC	37,254	5,015,919
Bristol-Myers Squibb Co. (b)	14,790	802,062
Eli Lilly & Co.	3,360	2,613,946
Johnson & Johnson	20,169	3,190,534
Merck & Co., Inc.	3,782	499,035
Novo Nordisk AS - Class B	64,982	8,323,929
Royalty Pharma PLC - Class A (b)	13,488	409,630
Sanofi SA	15,432	1,514,147

		22,369,202

Professional Services—0.4%
Booz Allen Hamilton Holding Corp.	5,279	783,615
Recruit Holdings Co. Ltd.	37,500	1,651,953
RELX PLC	95,384	4,127,391

		6,562,959

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a)	3,185	309,709
Mitsui Fudosan Co. Ltd.	173,400	1,868,351

		2,178,060

Residential REITs—0.1%
American Homes 4 Rent Trust - Class A	12,063	443,677
Mid-America Apartment Communities, Inc.	5,131	675,137

		1,118,814

Retail REITs—0.1%
Brixmor Property Group, Inc.	18,580	435,701
Federal Realty Investment Trust (b)	3,893	397,553
Kimco Realty Corp.	23,673	464,228
Regency Centers Corp.	7,075	428,462

		1,725,944

Semiconductors & Semiconductor Equipment—3.8%
Advanced Micro Devices, Inc. (a)	18,536	3,345,563
Analog Devices, Inc.	29,661	5,866,649
ASML Holding NV	8,721	8,372,883
Broadcom, Inc.	2,055	2,723,718
Entegris, Inc.	6,983	981,391
Infineon Technologies AG	39,783	1,352,451
Lam Research Corp.	1,478	1,435,980
NVIDIA Corp.	20,944	18,924,161

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
NXP Semiconductors NV	1,714	$424,678
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (b)	70,227	9,554,383
Texas Instruments, Inc.	3,650	635,866
Tokyo Electron Ltd.	7,000	1,835,746

		55,453,469

Software—2.8%
Cadence Design Systems, Inc. (a)	2,015	627,229
Confluent, Inc. - Class A (a) (b)	18,069	551,466
Crowdstrike Holdings, Inc. - Class A (a)	2,804	898,934
Dassault Systemes SE	62,411	2,760,513
HubSpot, Inc. (a) (b)	1,291	808,889
Intuit, Inc.	2,640	1,716,000
Microsoft Corp.	62,221	26,177,619
Oracle Corp.	6,210	780,038
Palo Alto Networks, Inc. (a)	3,992	1,134,247
Salesforce, Inc.	10,280	3,096,130
SAP SE	5,867	1,142,265
Synopsys, Inc. (a)	1,324	756,666
Workday, Inc. - Class A (a)	2,886	787,157

		41,237,153

Specialized REITs—0.2%
Digital Realty Trust, Inc.	4,900	705,796
Lamar Advertising Co. - Class A	3,996	477,162
Public Storage	2,574	746,615
Rayonier, Inc. (b)	8,366	278,086
Weyerhaeuser Co.	22,376	803,522

		3,011,181

Specialty Retail—1.0%
AutoZone, Inc. (a)	689	2,171,487
Bath & Body Works, Inc.	8,425	421,418
Best Buy Co., Inc. (b)	3,404	279,230
Dick’s Sporting Goods, Inc.	2,066	464,561
Home Depot, Inc.	849	325,676
Industria de Diseno Textil SA	50,932	2,564,774
Lojas Renner SA	100,315	339,624
Lowe’s Cos., Inc.	6,218	1,583,911
Murphy USA, Inc.	768	321,946
O’Reilly Automotive, Inc. (a)	1,158	1,307,243
Ross Stores, Inc.	15,673	2,300,169
TJX Cos., Inc.	24,929	2,528,299

		14,608,338

Technology Hardware, Storage & Peripherals—1.4%
Apple, Inc.	89,262	15,306,648
Samsung Electronics Co. Ltd. (GDR)	3,554	5,284,798

		20,591,446

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc. (b)	4,275	362,007
Cie Financiere Richemont SA - Class A	14,059	2,150,665
Columbia Sportswear Co. (b)	1,974	160,249
Lululemon Athletica, Inc. (a)	1,258	491,438

Textiles, Apparel & Luxury Goods—(Continued)
LVMH Moet Hennessy Louis Vuitton SE	10,372	9,380,822
Ralph Lauren Corp.	1,195	224,373

		12,769,554

Tobacco—0.1%
ITC Ltd.	308,529	1,587,690
Philip Morris International, Inc.	5,259	481,829

		2,069,519

Trading Companies & Distributors—0.1%
Air Lease Corp. (b)	7,296	375,306
Ferguson PLC	6,081	1,331,003

		1,706,309

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (b)	1,771	289,063

Total Common Stocks (Cost $477,117,582)		600,986,961

Convertible Bonds—17.7%

Aerospace/Defense—1.5%
Rheinmetall AG
1.875%, 02/07/28 (EUR)	3,700,000	6,845,054
Safran SA
Zero Coupon, 04/01/28 (EUR)	4,249,900	10,046,824
0.875%, 05/15/27 (EUR)	1,974,400	4,600,319

		21,492,197

Airlines—0.7%
Southwest Airlines Co. 1.250%, 05/01/25	9,490,000	9,603,880

Auto Parts & Equipment—0.2%
Pirelli & C SpA
Zero Coupon, 12/22/25 (EUR)	2,000,000	2,242,251

Banks—2.1%
Barclays Bank PLC
Zero Coupon, 01/24/25 (EUR)	3,400,000	3,800,161
Zero Coupon, 02/04/25	3,578,000	7,584,251
Zero Coupon, 02/18/25	9,000,000	10,130,040
1.000%, 02/16/29	5,581,000	6,007,444
BNP Paribas SA
Zero Coupon, 05/13/25 (EUR)	2,700,000	3,626,824

		31,148,720

Beverages—0.5%
Davide Campari-Milano NV
2.375%, 01/17/29 (EUR)	1,300,000	1,440,304
Fomento Economico Mexicano SAB de CV
2.625%, 02/24/26 (EUR)	5,500,000	5,880,486

		7,320,790

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.4%
LG Chem Ltd.
1.250%, 07/18/28	5,800,000	$5,567,066

Commercial Services—1.9%
Amadeus IT Group SA
1.500%, 04/09/25 (EUR)	7,900,000	9,847,329
Edenred SE
Zero Coupon, 09/06/24 (EUR)	2,870,100	1,863,643
Zero Coupon, 06/14/28 (EUR)	5,751,500	3,910,757
Euronet Worldwide, Inc.
0.750%, 03/15/49	4,424,000	4,289,068
Global Payments, Inc.
1.500%, 03/01/31 (b)	7,613,000	8,046,941

		27,957,738

Diversified Financial Services—0.7%
Citigroup Global Markets Funding Luxembourg SCA
Zero Coupon, 03/15/28 (EUR)	5,400,000	6,471,345
Merrill Lynch BV
Zero Coupon, 01/30/26 (EUR)	3,000,000	3,370,043

		9,841,388

Electric—1.0%
CenterPoint Energy, Inc.
4.250%, 08/15/26	4,486,000	4,443,383
Iberdrola Finanzas SA
0.800%, 12/07/27 (EUR)	3,000,000	3,265,021
Southern Co.
3.875%, 12/15/25	7,429,000	7,391,855

		15,100,259

Electrical Components & Equipment—0.5%
Schneider Electric SE
Zero Coupon, 06/15/26 (EUR)	3,371,900	7,819,719

Food—0.3%
Mondelez International Holdings Netherlands BV
Zero Coupon, 09/20/24 (EUR)	4,200,000	4,434,771

Healthcare-Products—0.3%
Envista Holdings Corp.
1.750%, 08/15/28 (b)	4,795,000	4,216,603

Internet—1.1%
Booking Holdings, Inc.
0.750%, 05/01/25	4,361,000	8,416,730
Expedia Group, Inc.
Zero Coupon, 02/15/26 (b)	6,824,000	6,284,904
Palo Alto Networks, Inc.
0.375%, 06/01/25	697,000	1,989,238

		16,690,872

Investment Companies—0.6%
Groupe Bruxelles Lambert NV
2.125%, 11/29/25 (EUR)	4,400,000	4,626,838

Investment Companies—(Continued)
Wendel SE
2.625%, 03/27/26 (EUR)	3,300,000	3,612,357

		8,239,195

Iron/Steel—0.8%
JFE Holdings, Inc.
Zero Coupon, 09/28/28 (JPY)	570,000,000	4,126,833
POSCO Holdings, Inc.
Zero Coupon, 09/01/26 (EUR)	6,900,000	7,909,318

		12,036,151

Lodging—0.4%
Accor SA 0.700%, 12/07/27 (EUR)	11,379,900	6,457,021

Machinery-Diversified—0.2%
Daifuku Co. Ltd.
Zero Coupon, 09/14/28 (JPY)	370,000,000	2,940,349

Mining—0.4%
Glencore Funding LLC
Zero Coupon, 03/27/25	6,200,000	6,428,923

Real Estate—0.4%
LEG Immobilien SE 0.875%, 09/01/25 (EUR)	5,300,000	5,521,060

Real Estate Investment Trusts—0.8%
DEXUS Finance Pty. Ltd. 3.500%, 11/24/27 (AUD)	6,600,000	4,700,658
Welltower OP LLC
2.750%, 05/15/28 (b)	6,568,000	7,310,841

		12,011,499

Semiconductors—1.7%
Microchip Technology, Inc.
0.125%, 11/15/24	6,705,000	7,114,005
SK Hynix, Inc.
1.750%, 04/11/30	2,400,000	3,899,492
STMicroelectronics NV
Zero Coupon, 08/04/25	13,000,000	14,227,247

		25,240,744

Software—0.8%
Akamai Technologies, Inc.
0.125%, 05/01/25	2,243,000	2,645,619
0.375%, 09/01/27	6,129,000	6,450,772
1.125%, 02/15/29 (144A)	3,007,000	3,083,678

		12,180,069

Water—0.4%
American Water Capital Corp.
3.625%, 06/15/26	4,456,000	4,351,284

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Water—(Continued)
Veolia Environnement SA
Zero Coupon, 01/01/25 (EUR)	4,213,600	$1,453,620

		5,804,904

Total Convertible Bonds (Cost $257,494,618)		260,296,169

Corporate Bonds & Notes—12.2%

Aerospace/Defense—0.3%
BAE Systems PLC
1.900%, 02/15/31 (144A)	200,000	162,714
Boeing Co.
2.750%, 02/01/26	102,000	96,693
2.950%, 02/01/30	160,000	138,185
3.100%, 05/01/26	80,000	75,918
3.250%, 03/01/28	100,000	91,662
3.250%, 02/01/35	378,000	297,441
3.600%, 05/01/34	194,000	160,755
3.825%, 03/01/59	89,000	59,075
3.950%, 08/01/59	369,000	252,505
5.150%, 05/01/30	300,000	290,252
5.805%, 05/01/50	90,000	85,152
L3Harris Technologies, Inc.
5.250%, 06/01/31	80,000	79,852
5.350%, 06/01/34	495,000	495,004
5.400%, 01/15/27	203,000	204,448
5.400%, 07/31/33	100,000	100,628
RTX Corp.
1.900%, 09/01/31	390,000	314,370
4.150%, 05/15/45	253,000	209,984
4.875%, 10/15/40 (b)	270,000	252,034
6.400%, 03/15/54 (b)	180,000	203,645

		3,570,317

Agriculture—0.3%
Altria Group, Inc.
3.400%, 02/04/41	309,000	226,679
6.875%, 11/01/33	294,000	319,831
BAT Capital Corp.
2.259%, 03/25/28	95,000	84,568
3.734%, 09/25/40	301,000	223,064
4.390%, 08/15/37	170,000	142,895
4.540%, 08/15/47	237,000	182,985
5.834%, 02/20/31	400,000	403,433
6.000%, 02/20/34	200,000	202,509
6.343%, 08/02/30	198,000	206,310
7.079%, 08/02/43	263,000	280,590
Philip Morris International, Inc.
3.875%, 08/21/42	66,000	52,843
5.125%, 02/13/31	240,000	238,427
5.250%, 02/13/34 (b)	340,000	336,986
5.375%, 02/15/33	800,000	806,573
Viterra Finance BV
3.200%, 04/21/31 (144A)	200,000	173,139

		3,880,832

Airlines—0.2%
Air Canada Pass-Through Trust
3.550%, 07/15/31 (144A)	502,880	444,536

Airlines—(Continued)
Air Canada Pass-Through Trust
3.600%, 09/15/28 (144A)	74,797	70,880
3.750%, 06/15/29 (144A)	383,004	360,122
American Airlines Pass-Through Trust
3.200%, 12/15/29	269,800	247,751
3.600%, 03/22/29	124,202	117,445
4.100%, 07/15/29	90,034	84,200
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	106,937	95,959
4.125%, 03/20/33 (144A)	375,213	345,997
Continental Airlines Pass-Through Trust
4.000%, 04/29/26	423,858	418,648
Delta Air Lines Pass-Through Trust
3.625%, 01/30/29	81,841	77,375
United Airlines Pass-Through Trust
3.450%, 06/01/29	318,677	298,465
3.700%, 09/01/31	51,434	46,041
4.150%, 02/25/33	158,362	148,131

		2,755,550

Auto Manufacturers—0.2%
Cummins, Inc.
5.450%, 02/20/54	280,000	286,261
Ford Motor Co.
3.250%, 02/12/32	640,000	532,355
4.750%, 01/15/43	178,000	147,807
Ford Motor Credit Co. LLC
4.950%, 05/28/27	345,000	336,621
5.800%, 03/08/29	280,000	281,114
General Motors Co.
5.150%, 04/01/38	70,000	65,703
5.950%, 04/01/49 (b)	85,000	83,809
General Motors Financial Co., Inc.
5.750%, 02/08/31	290,000	293,144
6.100%, 01/07/34	190,000	195,091
Volkswagen Group of America Finance LLC
5.300%, 03/22/27 (144A)	448,000	448,930
5.600%, 03/22/34 (144A)	461,000	465,685

		3,136,520

Banks—3.5%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	300,000	262,774
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (e)	200,000	208,493
Banco Bilbao Vizcaya Argentaria SA
7.883%, 1Y H15 + 3.300%, 11/15/34 (e)	200,000	218,739
Banco Santander SA
5.588%, 08/08/28	600,000	608,474
6.938%, 11/07/33	200,000	220,908
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (e)	228,000	162,228
2.687%, SOFR + 1.320%, 04/22/32 (e)	1,140,000	964,953
3.974%, 3M TSFR + 1.472%, 02/07/30 (e)	1,200,000	1,137,172
5.202%, SOFR + 1.630%, 04/25/29 (e)	1,760,000	1,761,666
5.288%, SOFR + 1.910%, 04/25/34 (e)	749,000	746,723
5.468%, SOFR + 1.650%, 01/23/35 (e)	85,000	85,554
5.819%, SOFR + 1.570%, 09/15/29 (e)	240,000	246,081
5.872%, SOFR + 1.840%, 09/15/34 (e)	900,000	933,453

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	$182,796
5.601%, SOFR + 1.620%, 03/20/30 (144A) (e)	250,000	249,690
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (e)	335,000	336,929
Bank of Montreal
3.803%, 5Y USD Swap + 1.432%, 12/15/32 (e)	100,000	93,286
5.717%, 09/25/28	243,000	249,561
Bank of New York Mellon Corp.
4.947%, SOFR + 1.026%, 04/26/27 (e)	126,000	125,425
6.474%, SOFR + 1.845%, 10/25/34 (b) (e)	150,000	163,346
Banque Federative du Credit Mutuel SA
5.790%, 07/13/28 (144A) (b)	390,000	400,042
Barclays PLC
5.829%, SOFR + 2.210%, 05/09/27 (e)	400,000	400,849
6.224%, SOFR + 2.980%, 05/09/34 (e)	230,000	237,221
6.490%, SOFR + 2.220%, 09/13/29 (e)	400,000	415,836
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (e)	270,000	229,780
5.176%, SOFR + 1.520%, 01/09/30 (144A) (e)	270,000	270,019
5.335%, 1Y H15 + 1.500%, 06/12/29 (144A) (e)	205,000	206,140
5.497%, SOFR + 1.590%, 05/20/30 (144A) (e)	240,000	240,525
5.894%, SOFR + 1.866%, 12/05/34 (144A) (e)	200,000	209,118
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (e)	200,000	204,737
BPCE SA
1.652%, SOFR + 1.520%, 10/06/26 (144A) (e)	462,000	433,756
3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	879,000	720,333
6.508%, 1Y H15 + 2.791%, 01/18/35 (144A) (e)	355,000	360,834
6.714%, SOFR + 2.270%, 10/19/29 (144A) (e)	651,000	681,081
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (e)	498,000	508,794
6.840%, SOFR + 2.770%, 09/13/34 (144A) (e)	398,000	425,391
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	1,015,000	832,378
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	200,161
3.887%, 3M TSFR + 1.825%, 01/10/28 (e)	1,600,000	1,542,832
3.980%, 3M TSFR + 1.600%, 03/20/30 (e)	750,000	706,661
4.000%, 5Y H15 + 3.597%, 12/10/25 (e)	457,000	438,147
4.075%, 3M TSFR + 1.454%, 04/23/29 (b) (e)	101,000	96,696
5.827%, SOFR + 2.056%, 02/13/35 (e)	640,000	633,591
6.174%, SOFR + 2.661%, 05/25/34 (e)	178,000	180,757
Commonwealth Bank of Australia
2.688%, 03/11/31 (144A)	265,000	220,408
3.784%, 03/14/32 (144A)	395,000	349,084
Cooperatieve Rabobank UA
3.750%, 07/21/26	378,000	363,205
Credit Agricole SA
6.251%, SOFR + 2.670%, 01/10/35 (144A) (e)	345,000	350,667
6.316%, SOFR + 1.860%, 10/03/29 (144A) (e)	590,000	611,665
Credit Suisse AG
7.500%, 02/15/28	531,000	572,571
Danske Bank AS
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (e)	213,000	200,517
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (e)	260,000	250,872
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (e)	200,000	201,278
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (e)	150,000	141,452
5.706%, SOFR + 1.594%, 02/08/28 (e)	200,000	199,710
6.720%, SOFR + 3.180%, 01/18/29 (e)	150,000	155,124
6.819%, SOFR + 2.510%, 11/20/29 (e)	472,000	493,430

Banks—(Continued)
Fifth Third Bancorp
4.337%, SOFR + 1.660%, 04/25/33 (e)	100,000	91,278
5.631%, SOFR + 1.840%, 01/29/32 (e)	68,000	68,070
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	328,143
2.640%, SOFR + 1.114%, 02/24/28 (e)	124,000	115,491
4.017%, 3M TSFR + 1.635%, 10/31/38 (e)	362,000	311,714
4.411%, 3M TSFR + 1.692%, 04/23/39 (e)	140,000	125,326
6.484%, SOFR + 1.770%, 10/24/29 (e)	1,604,000	1,687,600
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (b) (e)	780,000	683,613
2.251%, SOFR + 1.100%, 11/22/27 (e)	870,000	801,823
5.210%, SOFR + 2.610%, 08/11/28 (b) (e)	310,000	309,105
5.719%, SOFR + 1.780%, 03/04/35 (e)	320,000	323,861
6.500%, 09/15/37 (b)	100,000	106,491
7.390%, SOFR + 3.350%, 11/03/28 (e)	200,000	212,783
Huntington Bancshares, Inc.
5.709%, SOFR + 1.870%, 02/02/35 (e)	251,000	250,277
6.208%, SOFR + 2.020%, 08/21/29 (b) (e)	173,000	177,068
Intesa Sanpaolo SpA
7.200%, 11/28/33 (144A) (b)	950,000	1,023,304
KeyBank NA
3.900%, 04/13/29 (b)	339,000	304,390
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (e)	102,000	93,389
6.401%, SOFR + 2.420%, 03/06/35 (e)	490,000	500,391
Lloyds Banking Group PLC
1.627%, 1Y H15 + 0.850%, 05/11/27 (e)	200,000	184,136
5.871%, 1Y H15 + 1.700%, 03/06/29 (b) (e)	210,000	213,396
Macquarie Group Ltd.
1.340%, SOFR + 1.069%, 01/12/27 (144A) (e)	60,000	55,650
1.935%, SOFR + 0.995%, 04/14/28 (144A) (e)	153,000	137,407
Mellon Capital IV
6.159%, 3M TSFR + 0.827%, 04/29/24 (e)	81,000	68,634
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (b) (e)	594,000	545,127
2.869%, 3M TSFR + 1.572%, 09/13/30 (b) (e)	200,000	177,767
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (e)	257,000	235,875
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	351,728
2.484%, SOFR + 1.360%, 09/16/36 (e)	676,000	534,638
2.511%, SOFR + 1.200%, 10/20/32 (e)	380,000	314,324
5.164%, SOFR + 1.590%, 04/20/29 (e)	295,000	294,762
5.466%, SOFR + 1.730%, 01/18/35 (b) (e)	650,000	655,810
5.942%, 5Y H15 + 1.800%, 02/07/39 (e)	190,000	188,854
5.948%, 5Y H15 + 2.430%, 01/19/38 (e)	374,000	374,761
6.296%, SOFR + 2.240%, 10/18/28 (e)	193,000	199,660
National Australia Bank Ltd.
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (e)	390,000	357,848
NatWest Group PLC
3.754%, 5Y H15 + 2.100%, 11/01/29 (e)	200,000	196,604
4.892%, 05/18/29	200,000	195,758
5.076%, 01/27/30 (b)	200,000	196,522
5.778%, 1Y H15 + 1.500%, 03/01/35 (e)	500,000	506,967
6.000%, 5Y H15 + 5.625%, 12/29/25 (e)	295,000	288,065
PNC Financial Services Group, Inc.
3.400%, 5Y H15 + 2.595%, 09/15/26 (e)	170,000	148,587
5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	202,459

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
PNC Financial Services Group, Inc.
6.875%, SOFR + 2.284%, 10/20/34 (e)	314,000	$343,839
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (e)	215,000	216,938
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (e)	200,000	182,955
6.534%, SOFR + 2.600%, 01/10/29 (e)	300,000	310,121
6.833%, SOFR + 2.749%, 11/21/26 (e)	322,000	327,312
Societe Generale SA
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	200,000	185,798
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (e)	1,100,000	1,015,715
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (e)	260,000	258,892
6.066%, 1Y H15 + 2.100%, 01/19/35 (144A) (b) (e)	230,000	231,370
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (e)	200,000	205,136
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (e)	200,000	201,829
Standard Chartered PLC
6.750%, 1Y H15 + 1.850%, 02/08/28 (144A) (e)	340,000	350,446
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (e)	585,000	619,082
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (e)	587,000	595,642
Svenska Handelsbanken AB
5.500%, 06/15/28 (144A)	404,000	408,115
Swedbank AB
6.136%, 09/12/26 (144A)	215,000	217,860
Truist Financial Corp.
5.122%, SOFR + 1.852%, 01/26/34 (e)	110,000	105,878
5.711%, SOFR + 1.922%, 01/24/35 (e)	660,000	662,849
7.161%, SOFR + 2.446%, 10/30/29 (e)	155,000	165,292
U.S. Bancorp
5.836%, SOFR + 2.260%, 06/12/34 (e)	290,000	295,584
UBS Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (e)	1,050,000	969,283
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (e)	345,000	346,746
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	200,000	216,695
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (b) (e)	200,000	225,707
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	521,000	480,865
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (e)	291,000	246,391
Wells Fargo & Co.
3.900%, 5Y H15 + 3.453%, 03/15/26 (e)	230,000	218,828
4.400%, 06/14/46	115,000	95,690
5.198%, SOFR + 1.500%, 01/23/30 (e)	150,000	149,684
5.499%, SOFR + 1.780%, 01/23/35 (e)	220,000	220,518
5.557%, SOFR + 1.990%, 07/25/34 (e)	1,555,000	1,561,005
5.574%, SOFR + 1.740%, 07/25/29 (e)	1,250,000	1,264,815
6.491%, SOFR + 2.060%, 10/23/34 (e)	260,000	278,869
Westpac Banking Corp.
3.133%, 11/18/41 (b)	593,000	419,163
4.322%, 5Y USD SOFR ICE Swap + 2.236%, 11/23/31 (e)	100,000	96,507

		51,474,788

Beverages—0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	780,000	754,119
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	495,000	478,576

Beverages—(Continued)
Coca-Cola Co.
2.500%, 06/01/40	68,000	49,407
Constellation Brands, Inc.
3.150%, 08/01/29	168,000	153,017
Keurig Dr Pepper, Inc.
5.300%, 03/15/34	230,000	230,792
Molson Coors Beverage Co.
4.200%, 07/15/46 (b)	56,000	46,792
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 02/16/34	315,000	311,010
Pernod Ricard International Finance LLC
1.625%, 04/01/31 (144A)	224,000	178,700

		2,202,413

Biotechnology—0.2%
Amgen, Inc.
2.300%, 02/25/31	200,000	169,079
2.450%, 02/21/30	249,000	217,733
4.200%, 02/22/52 (b)	360,000	296,107
5.250%, 03/02/33	422,000	425,550
5.650%, 03/02/53	240,000	244,549
Biogen, Inc.
2.250%, 05/01/30	867,000	731,846
Gilead Sciences, Inc.
2.600%, 10/01/40	289,000	203,954
4.600%, 09/01/35	264,000	252,960
5.250%, 10/15/33 (b)	333,000	339,816
5.550%, 10/15/53 (b)	59,000	61,070
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30	308,000	252,070

		3,194,734

Building Materials—0.0%
Mohawk Industries, Inc.
5.850%, 09/18/28	158,000	162,661

Chemicals—0.1%
Air Products & Chemicals, Inc.
4.850%, 02/08/34	440,000	435,319
Celanese U.S. Holdings LLC
6.350%, 11/15/28	116,000	120,171
CF Industries, Inc.
4.950%, 06/01/43	225,000	201,334
DuPont de Nemours, Inc.
5.319%, 11/15/38	120,000	119,927
Eastman Chemical Co.
5.750%, 03/08/33	167,000	169,832
LYB International Finance III LLC
3.625%, 04/01/51	198,000	140,224
Nutrien Ltd.
5.000%, 04/01/49	75,000	68,431
Sherwin-Williams Co.
2.950%, 08/15/29 (b)	473,000	429,069
3.450%, 08/01/25	208,000	202,809

		1,887,116

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.1%
Element Fleet Management Corp.
6.319%, 12/04/28 (144A)	150,000	$154,927
Ford Foundation
2.815%, 06/01/70	55,000	33,622
Global Payments, Inc.
2.900%, 11/15/31 (b)	83,000	69,654
3.200%, 08/15/29 (b)	796,000	715,155
Pepperdine University
3.301%, 12/01/59	100,000	69,633
Quanta Services, Inc.
2.350%, 01/15/32	115,000	93,446
S&P Global, Inc.
5.250%, 09/15/33 (144A)	73,000	74,594
University of Southern California
3.226%, 10/01/2120	100,000	62,479

		1,273,510

Computers—0.1%
Apple, Inc.
2.700%, 08/05/51 (b)	276,000	182,664
2.800%, 02/08/61	86,000	55,012
IBM International Capital Pte. Ltd.
4.750%, 02/05/31	185,000	181,527
5.300%, 02/05/54	100,000	97,649
Leidos, Inc.
4.375%, 05/15/30	560,000	530,627
5.750%, 03/15/33	290,000	297,296

		1,344,775

Cosmetics/Personal Care—0.0%
Kenvue, Inc.
5.200%, 03/22/63	85,000	84,087

Diversified Financial Services—0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28	1,105,000	999,827
3.300%, 01/30/32	198,000	169,816
6.500%, 07/15/25	837,000	845,070
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	80,000	77,887
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	382,000	339,747
2.750%, 02/21/28 (144A)	650,000	581,587
4.250%, 04/15/26 (144A)	1,105,000	1,066,460
4.375%, 05/01/26 (144A)	305,000	294,565
5.500%, 01/15/26 (144A)	185,000	183,079
5.750%, 03/01/29 (144A)	453,000	450,808
6.375%, 05/04/28 (144A)	320,000	326,461
Intercontinental Exchange, Inc.
4.000%, 09/15/27	440,000	426,936
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A)	20,000	20,316
6.500%, 03/26/31 (144A)	20,000	20,357

		5,802,916

Electric—1.6%
AES Corp.
3.300%, 07/15/25 (144A)	242,000	234,433
5.450%, 06/01/28 (b)	406,000	405,212
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A) (b)	333,000	342,967
Arizona Public Service Co.
4.700%, 01/15/44	50,000	41,887
Baltimore Gas & Electric Co.
2.900%, 06/15/50	119,000	78,060
3.200%, 09/15/49	280,000	193,042
5.400%, 06/01/53	235,000	233,724
CenterPoint Energy, Inc.
2.650%, 06/01/31	400,000	338,793
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	60,000	56,107
Commonwealth Edison Co.
3.700%, 03/01/45	80,000	63,090
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48	30,000	26,660
Constellation Energy Generation LLC
5.600%, 06/15/42 (b)	227,000	224,209
5.750%, 10/01/41	120,000	119,447
5.750%, 03/15/54	54,000	54,091
5.800%, 03/01/33	171,000	176,260
6.500%, 10/01/53	378,000	415,777
DTE Electric Co.
5.400%, 04/01/53	215,000	216,802
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	250,000	271,526
Duke Energy Carolinas LLC
4.000%, 09/30/42 (b)	340,000	282,934
Duke Energy Corp.
4.850%, 01/05/29	209,000	207,028
6.100%, 09/15/53 (b)	210,000	221,924
Duke Energy Florida LLC
5.875%, 11/15/33	136,000	143,698
Duke Energy Indiana LLC
3.750%, 05/15/46	86,000	67,465
5.250%, 03/01/34	345,000	347,762
Duke Energy Ohio, Inc.
5.250%, 04/01/33	200,000	202,194
5.550%, 03/15/54	116,000	115,698
Duke Energy Progress LLC
5.250%, 03/15/33 (b)	84,000	84,930
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	340,000	318,864
Edison International
5.750%, 06/15/27	55,000	55,725
Electricite de France SA
6.900%, 05/23/53 (144A)	250,000	272,566
Emera U.S. Finance LP
2.639%, 06/15/31	98,000	79,953
3.550%, 06/15/26	124,000	119,031
4.750%, 06/15/46	213,000	175,022
Enel Finance International NV
2.250%, 07/12/31 (144A)	660,000	534,331

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Enel Finance International NV
5.500%, 06/15/52 (144A)	200,000	$187,021
Entergy Louisiana LLC
4.950%, 01/15/45	171,000	157,592
5.700%, 03/15/54	269,000	273,585
Entergy Mississippi LLC
3.850%, 06/01/49	120,000	92,978
5.000%, 09/01/33	280,000	275,042
Evergy Metro, Inc.
4.950%, 04/15/33	200,000	196,584
Evergy, Inc.
2.900%, 09/15/29	235,000	209,905
Eversource Energy
3.375%, 03/01/32 (b)	190,000	165,320
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	744,000	698,034
FirstEnergy Pennsylvania Electric Co.
5.150%, 03/30/26 (144A)	236,000	234,039
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	415,000	351,154
5.450%, 07/15/44 (144A)	55,000	52,423
ITC Holdings Corp.
2.950%, 05/14/30 (144A) (b)	1,168,000	1,029,210
5.400%, 06/01/33 (144A) (b)	325,000	325,098
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	225,000	219,840
6.150%, 06/01/37	100,000	103,335
MidAmerican Energy Co.
5.850%, 09/15/54	100,000	106,697
Monongahela Power Co.
3.550%, 05/15/27 (144A) (b)	189,000	179,770
5.850%, 02/15/34 (144A)	479,000	491,911
National Rural Utilities Cooperative Finance Corp.
5.000%, 02/07/31	250,000	248,218
NextEra Energy Capital Holdings, Inc.
4.900%, 03/15/29	307,000	305,713
5.550%, 03/15/54	205,000	203,635
Niagara Mohawk Power Corp.
4.278%, 12/15/28 (144A)	104,000	99,159
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	100,000	94,532
Ohio Power Co.
2.900%, 10/01/51	130,000	83,467
Pacific Gas & Electric Co.
2.950%, 03/01/26	265,000	252,998
3.250%, 06/01/31 (b)	390,000	338,631
3.750%, 08/15/42	37,000	27,481
3.950%, 12/01/47	159,000	118,943
4.250%, 03/15/46	93,000	72,840
4.300%, 03/15/45	60,000	47,411
4.600%, 06/15/43	200,000	167,019
5.550%, 05/15/29	190,000	191,659
5.800%, 05/15/34	135,000	136,250
6.100%, 01/15/29	285,000	293,685
6.400%, 06/15/33	546,000	574,905
6.750%, 01/15/53	10,000	10,893
6.950%, 03/15/34	268,000	293,397
PacifiCorp
2.900%, 06/15/52	137,000	83,974

Electric—(Continued)
PG&E Recovery Funding LLC
5.536%, 07/15/49	135,000	139,077
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	65,000	61,397
5.099%, 06/01/54	165,000	163,229
5.212%, 12/01/49	85,000	84,464
PPL Electric Utilities Corp.
5.250%, 05/15/53	130,000	128,510
Public Service Co. of Colorado
4.500%, 06/01/52	64,000	53,775
Public Service Co. of Oklahoma
3.150%, 08/15/51 (b)	155,000	103,776
5.250%, 01/15/33	190,000	188,714
6.625%, 11/15/37	100,000	108,674
Public Service Enterprise Group, Inc.
5.450%, 04/01/34	150,000	150,277
Puget Energy, Inc.
2.379%, 06/15/28 (b)	60,000	53,512
4.224%, 03/15/32 (b)	475,000	430,755
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	154,874
4.950%, 08/15/28	280,000	281,050
5.350%, 04/01/53	472,000	464,887
SCE Recovery Funding LLC
4.697%, 06/15/42	154,201	149,399
5.112%, 12/14/49	65,000	63,450
Sigeco Securitization I LLC
5.026%, 11/15/38	150,000	149,339
Southern California Edison Co.
3.650%, 03/01/28	87,000	82,886
3.900%, 03/15/43	137,000	110,054
4.050%, 03/15/42	150,000	124,177
5.200%, 06/01/34	545,000	539,538
5.700%, 03/01/53	65,000	65,139
5.875%, 12/01/53	356,000	366,896
5.950%, 02/01/38	102,000	105,290
Southern Co.
5.700%, 03/15/34	110,000	113,448
Southern Power Co.
4.950%, 12/15/46 (b)	340,000	301,728
5.150%, 09/15/41	100,000	93,435
Tampa Electric Co.
4.450%, 06/15/49	200,000	171,287
Tucson Electric Power Co.
1.500%, 08/01/30	87,000	70,244
4.850%, 12/01/48	150,000	133,686
5.500%, 04/15/53	235,000	232,327
Union Electric Co.
5.200%, 04/01/34	250,000	250,412
5.250%, 01/15/54	200,000	192,196
5.450%, 03/15/53	140,000	138,643
Virginia Electric & Power Co.
2.450%, 12/15/50	281,000	165,003
5.700%, 08/15/53	102,000	104,898
Vistra Operations Co. LLC
3.700%, 01/30/27 (144A)	177,000	168,172
4.300%, 07/15/29 (144A)	151,000	141,616

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Vistra Operations Co. LLC
6.950%, 10/15/33 (144A)	254,000	$271,110
Wisconsin Power & Light Co.
5.375%, 03/30/34	150,000	150,997

		22,737,901

Electronics—0.0%
Honeywell International, Inc.
5.250%, 03/01/54	90,000	90,811
5.350%, 03/01/64	95,000	96,254

		187,065

Entertainment—0.1%
Warnermedia Holdings, Inc.
4.054%, 03/15/29	224,000	209,692
4.279%, 03/15/32 (b)	423,000	377,840
5.050%, 03/15/42	485,000	416,854

		1,004,386

Environmental Control—0.0%
Veralto Corp.
5.350%, 09/18/28 (144A)	209,000	211,712
5.450%, 09/18/33 (144A)	226,000	228,796

		440,508

Food—0.2%
Bimbo Bakeries USA, Inc.
4.000%, 05/17/51 (144A)	200,000	154,654
5.375%, 01/09/36 (144A) (b)	396,000	392,881
6.050%, 01/15/29 (144A)	232,000	240,055
J.M. Smucker Co.
6.200%, 11/15/33 (b)	80,000	85,334
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.750%, 03/15/34 (144A)	246,000	258,478
7.250%, 11/15/53 (144A) (b)	246,000	264,395
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, 01/15/30	124,000	122,204
Kellanova
5.250%, 03/01/33	161,000	161,530
Kraft Heinz Foods Co.
4.625%, 10/01/39	85,000	77,330
Kroger Co.
5.400%, 07/15/40	158,000	154,286
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	865,000	716,097
Tyson Foods, Inc.
5.700%, 03/15/34	70,000	70,923

		2,698,167

Gas—0.1%
APA Infrastructure Ltd.
4.250%, 07/15/27 (144A) (b)	70,000	68,556
NiSource, Inc.
5.350%, 04/01/34	256,000	254,613

Gas—(Continued)
Southern California Gas Co.
6.350%, 11/15/52	225,000	247,605
Southern Co. Gas Capital Corp.
3.150%, 09/30/51	181,000	118,245
3.950%, 10/01/46	270,000	209,369
4.400%, 06/01/43	388,000	324,552
5.750%, 09/15/33	198,000	204,962

		1,427,902

Hand/Machine Tools—0.0%
Regal Rexnord Corp.
6.050%, 04/15/28 (144A)	215,000	217,959
6.400%, 04/15/33 (144A)	86,000	89,193

		307,152

Healthcare-Products—0.1%
Baxter International, Inc.
2.539%, 02/01/32	1,088,000	899,068
Boston Scientific Corp.
4.550%, 03/01/39	60,000	56,136
DH Europe Finance II SARL
3.250%, 11/15/39	115,000	92,885
Solventum Corp.
5.400%, 03/01/29 (144A)	740,000	741,491

		1,789,580

Healthcare-Services—0.4%
Aetna, Inc.
3.875%, 08/15/47	223,000	170,129
4.750%, 03/15/44	150,000	132,779
6.750%, 12/15/37	266,000	295,970
AHS Hospital Corp.
5.024%, 07/01/45	110,000	106,898
Children’s Hospital (Washington)
2.928%, 07/15/50	100,000	64,435
CommonSpirit Health
1.547%, 10/01/25	65,000	61,107
2.782%, 10/01/30 (b)	70,000	60,716
3.910%, 10/01/50	65,000	50,849
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	80,000
Elevance Health, Inc.
4.625%, 05/15/42	200,000	181,672
4.650%, 01/15/43	125,000	113,770
Hartford HealthCare Corp.
3.447%, 07/01/54	240,000	175,540
HCA, Inc.
3.625%, 03/15/32	161,000	142,523
4.500%, 02/15/27	263,000	257,862
4.625%, 03/15/52	120,000	100,292
5.125%, 06/15/39	110,000	103,814
5.600%, 04/01/34	580,000	584,015
5.625%, 09/01/28	940,000	951,680
5.875%, 02/01/29	690,000	705,483

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
MyMichigan Health
3.409%, 06/01/50	40,000	$29,094
NYU Langone Hospitals
3.380%, 07/01/55	90,000	64,636
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	62,470
Roche Holdings, Inc.
4.985%, 03/08/34 (144A)	200,000	201,407
5.489%, 11/13/30 (144A)	316,000	327,488
UnitedHealth Group, Inc.
2.750%, 05/15/40	160,000	117,736
5.050%, 04/15/53	141,000	136,942
5.875%, 02/15/53 (b)	90,000	97,371
6.050%, 02/15/63	130,000	142,948
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	66,809

		5,586,435

Home Builders—0.0%
MDC Holdings, Inc.
6.000%, 01/15/43	195,000	198,095
Toll Brothers Finance Corp.
3.800%, 11/01/29	300,000	279,719

		477,814

Insurance—0.2%
Athene Global Funding
2.950%, 11/12/26 (144A)	370,000	345,784
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	198,000	160,056
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	72,532
Hanover Insurance Group, Inc.
2.500%, 09/01/30 (b)	70,000	58,662
Hartford Financial Services Group, Inc.
4.300%, 04/15/43	25,000	21,461
6.100%, 10/01/41 (b)	25,000	26,645
High Street Funding Trust I
4.111%, 02/15/28 (144A)	121,000	114,060
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	220,000	174,248
New York Life Global Funding
1.200%, 08/07/30 (144A)	124,000	98,337
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	120,000	92,249
4.450%, 05/15/69 (144A)	145,000	118,103
Northwestern Mutual Life Insurance Co.
6.063%, 03/30/40 (144A)	260,000	273,955
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	97,000	75,658
Prudential Financial, Inc.
6.500%, 5Y H15 + 2.404%, 03/15/54 (e)	200,000	202,765
Prudential Insurance Co. of America
8.300%, 07/01/25 (144A)	250,000	256,434

Insurance—(Continued)
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	82,892
6.850%, 12/16/39 (144A)	356,000	404,561

		2,578,402

Internet—0.1%
Amazon.com, Inc.
2.700%, 06/03/60	104,000	64,456
3.875%, 08/22/37	199,000	179,645
3.950%, 04/13/52 (b)	160,000	134,301
Meta Platforms, Inc.
4.450%, 08/15/52	212,000	188,435
5.750%, 05/15/63	64,000	68,610

		635,447

Iron/Steel—0.0%
Vale Overseas Ltd.
6.125%, 06/12/33	160,000	161,558

Lodging—0.1%
Marriott International, Inc.
4.875%, 05/15/29	315,000	311,803
5.300%, 05/15/34	190,000	187,923
5.550%, 10/15/28	294,000	300,206

		799,932

Machinery-Diversified—0.0%
Otis Worldwide Corp.
2.565%, 02/15/30	219,000	192,569

Media—0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	428,000	287,392
3.500%, 03/01/42	105,000	70,060
3.700%, 04/01/51	149,000	92,149
6.384%, 10/23/35	536,000	529,717
6.650%, 02/01/34 (b)	166,000	170,157
Comcast Corp.
2.887%, 11/01/51	899,000	583,562
2.937%, 11/01/56	910,000	572,942
3.200%, 07/15/36 (b)	475,000	390,201
3.250%, 11/01/39	115,000	90,127
Cox Communications, Inc.
4.800%, 02/01/35 (144A)	71,000	65,903
Discovery Communications LLC
3.950%, 03/20/28	550,000	520,816
5.200%, 09/20/47 (b)	215,000	180,638
Time Warner Cable LLC
5.875%, 11/15/40	310,000	268,528
6.550%, 05/01/37	333,000	314,774
6.750%, 06/15/39	265,000	252,405
Walt Disney Co.
2.750%, 09/01/49	183,000	121,553
3.500%, 05/13/40	150,000	123,306

		4,634,230

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.
4.200%, 06/15/35	60,000	$55,727

Mining—0.1%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/30	184,000	187,105
5.250%, 09/08/33	141,000	142,600
Freeport-McMoRan, Inc.
5.400%, 11/14/34	127,000	125,459
Glencore Funding LLC
2.500%, 09/01/30 (144A)	200,000	169,779
5.634%, 04/04/34 (144A)	760,000	762,031
5.893%, 04/04/54 (144A)	70,000	70,918
6.375%, 10/06/30 (144A)	226,000	238,497
Newmont Corp./Newcrest Finance Pty. Ltd.
3.250%, 05/13/30 (144A)	249,000	224,941
4.200%, 05/13/50 (144A)	136,000	112,226

		2,033,556

Miscellaneous Manufacturing—0.0%
Eaton Corp.
5.800%, 03/15/37	100,000	103,974
GE Capital Funding LLC
4.550%, 05/15/32	200,000	193,933

		297,907

Oil & Gas—0.4%
Aker BP ASA
3.100%, 07/15/31 (144A)	341,000	291,431
BP Capital Markets America, Inc.
2.939%, 06/04/51	200,000	133,523
4.812%, 02/13/33	180,000	177,643
4.989%, 04/10/34	600,000	599,221
BP Capital Markets PLC
4.875%, 5Y H15 + 4.398%, 03/22/30 (e)	201,000	191,758
6.450%, 5Y H15 + 2.153%, 12/01/33 (e)	160,000	165,694
ConocoPhillips Co.
5.700%, 09/15/63	260,000	272,511
Continental Resources, Inc.
2.268%, 11/15/26 (144A)	99,000	91,134
Diamondback Energy, Inc.
6.250%, 03/15/33	127,000	135,393
Eni USA, Inc.
7.300%, 11/15/27	100,000	106,426
EQT Corp.
3.125%, 05/15/26 (144A) (b)	345,000	326,965
Exxon Mobil Corp.
2.995%, 08/16/39	332,000	259,748
Hess Corp.
5.600%, 02/15/41 (b)	370,000	377,071
Marathon Oil Corp.
5.700%, 04/01/34	340,000	339,983
Occidental Petroleum Corp.
3.500%, 08/15/29	622,000	564,001
4.625%, 06/15/45	184,000	148,951
Petroleos Mexicanos
6.500%, 03/13/27	178,000	167,658

Oil & Gas—(Continued)
Phillips 66 Co.
3.150%, 12/15/29	410,000	372,135
Pioneer Natural Resources Co.
2.150%, 01/15/31	400,000	336,536
Santos Finance Ltd.
3.649%, 04/29/31 (144A)	286,000	249,207
6.875%, 09/19/33 (144A)	178,000	188,249
TotalEnergies Capital International SA
2.986%, 06/29/41	559,000	422,746

		5,917,984

Packaging & Containers—0.1%
Berry Global, Inc.
5.650%, 01/15/34 (144A)	516,000	513,182
Packaging Corp. of America
4.050%, 12/15/49 (b)	135,000	107,680
5.700%, 12/01/33	186,000	192,104
Smurfit Kappa Treasury ULC
5.438%, 04/03/34 (144A)	200,000	200,076
5.777%, 04/03/54 (144A)	200,000	202,299

		1,215,341

Pharmaceuticals—0.6%
AbbVie, Inc.
4.050%, 11/21/39	586,000	521,774
4.250%, 11/21/49	211,000	182,738
4.400%, 11/06/42	205,000	186,068
4.500%, 05/14/35 (b)	345,000	331,661
4.625%, 10/01/42 (b)	212,000	197,694
4.800%, 03/15/29	215,000	215,315
4.950%, 03/15/31	125,000	125,892
5.050%, 03/15/34	105,000	106,301
5.350%, 03/15/44	100,000	101,965
5.400%, 03/15/54	170,000	174,980
5.500%, 03/15/64	40,000	41,136
Astrazeneca Finance LLC
5.000%, 02/26/34	410,000	411,684
Bristol-Myers Squibb Co.
3.900%, 03/15/62	110,000	83,860
4.550%, 02/20/48	150,000	134,181
4.900%, 02/22/29 (b)	27,000	27,114
5.100%, 02/22/31 (b)	70,000	70,677
5.200%, 02/22/34	180,000	182,758
5.550%, 02/22/54 (b)	220,000	226,245
5.650%, 02/22/64	250,000	257,193
6.250%, 11/15/53	430,000	484,373
6.400%, 11/15/63	68,000	77,718
Cardinal Health, Inc.
5.450%, 02/15/34	160,000	161,752
Cencora, Inc.
2.700%, 03/15/31	301,000	258,325
4.250%, 03/01/45	105,000	92,870
5.125%, 02/15/34	260,000	259,555
CVS Health Corp.
4.125%, 04/01/40	350,000	294,844

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
4.780%, 03/25/38	271,000	$250,263
5.300%, 12/05/43	200,000	189,860
5.875%, 06/01/53 (b)	365,000	371,318
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	231,650	211,856
5.880%, 01/10/28	195,500	191,688
8.353%, 07/10/31 (144A)	107,014	115,188
Merck & Co., Inc.
5.150%, 05/17/63	51,000	50,508
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 05/19/33 (b)	490,000	482,446
5.300%, 05/19/53	465,000	462,319
5.340%, 05/19/63	480,000	470,343
Takeda Pharmaceutical Co. Ltd. 3.025%, 07/09/40	235,000	177,095
Zoetis, Inc. 2.000%, 05/15/30	442,000	372,439

		8,553,996

Pipelines—0.5%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	135,108
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	155,000	144,176
Cheniere Energy Partners LP
3.250%, 01/31/32 (b)	402,000	342,438
4.500%, 10/01/29 (b)	786,000	748,073
Cheniere Energy, Inc.
4.625%, 10/15/28	227,000	219,951
5.650%, 04/15/34 (144A) (b)	90,000	90,643
Columbia Pipelines Holding Co. LLC
6.042%, 08/15/28 (144A)	151,000	154,295
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	71,000	72,844
6.036%, 11/15/33 (144A)	275,000	284,912
6.714%, 08/15/63 (144A)	51,000	55,955
DT Midstream, Inc.
4.300%, 04/15/32 (144A)	160,000	145,084
Enbridge, Inc.
8.250%, 5Y H15 + 3.785%, 01/15/84 (e)	268,000	278,880
Energy Transfer LP
4.150%, 09/15/29	90,000	85,419
4.950%, 01/15/43	150,000	132,729
5.625%, 05/01/27 (144A)	528,000	526,099
6.000%, 02/01/29 (144A)	824,000	831,219
6.250%, 04/15/49 (b)	70,000	71,843
6.400%, 12/01/30	170,000	179,447
7.375%, 02/01/31 (144A)	119,000	124,476
EnLink Midstream LLC
5.375%, 06/01/29	224,000	219,915
5.625%, 01/15/28 (144A)	60,000	59,429
6.500%, 09/01/30 (144A)	200,000	205,765
Flex Intermediate Holdco LLC
3.363%, 06/30/31 (144A)	498,000	401,988
4.317%, 12/30/39 (144A)	60,000	43,664

Pipelines—(Continued)
Gray Oak Pipeline LLC
2.600%, 10/15/25 (144A)	370,000	352,713
3.450%, 10/15/27 (144A)	170,000	159,564
Kinder Morgan Energy Partners LP
4.700%, 11/01/42	280,000	238,947
5.000%, 08/15/42	170,000	151,520
NGPL PipeCo LLC
4.875%, 08/15/27 (144A)	256,000	249,714
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	91,000	63,487
5.625%, 02/01/54 (144A)	40,000	40,744
ONEOK Partners LP
6.650%, 10/01/36	140,000	150,343
TransCanada PipeLines Ltd.
6.200%, 10/15/37	130,000	135,844
Western Midstream Operating LP
5.250%, 02/01/50	140,000	125,234
Williams Cos., Inc.
5.300%, 08/15/28	404,000	407,422

		7,629,884

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A) (b)	243,000	230,798

Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc.
4.000%, 02/01/50 (b)	111,000	85,429
American Tower Corp.
1.875%, 10/15/30	130,000	105,404
2.750%, 01/15/27	206,000	192,908
5.200%, 02/15/29	430,000	429,791
American Tower Trust #1
3.652%, 03/15/48 (144A)	160,000	151,601
Brixmor Operating Partnership LP
2.250%, 04/01/28	80,000	71,038
COPT Defense Properties LP
2.750%, 04/15/31 (b)	132,000	108,891
Crown Castle, Inc.
5.600%, 06/01/29 (b)	930,000	942,479
DOC DR LLC
2.625%, 11/01/31	55,000	45,307
Essex Portfolio LP
1.700%, 03/01/28	192,000	168,365
2.650%, 03/15/32 (b)	186,000	153,996
5.500%, 04/01/34	70,000	70,077
Extra Space Storage LP
4.000%, 06/15/29	333,000	314,038
5.500%, 07/01/30 (b)	225,000	227,297
5.900%, 01/15/31	226,000	233,820
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	102,082
Healthcare Realty Holdings LP
3.100%, 02/15/30	200,000	174,139
Healthpeak OP LLC
3.500%, 07/15/29	118,000	109,208

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Kimco Realty OP LLC
6.400%, 03/01/34 (b)	254,000	$271,914
NNN REIT, Inc.
5.600%, 10/15/33 (b)	268,000	271,346
Prologis LP
5.125%, 01/15/34	273,000	274,183
Public Storage Operating Co.
5.100%, 08/01/33	280,000	281,215
Realty Income Corp.
3.250%, 01/15/31	209,000	186,446
Regency Centers LP
2.950%, 09/15/29	515,000	460,798
Sabra Health Care LP
3.200%, 12/01/31	90,000	74,762
Safehold GL Holdings LLC
2.850%, 01/15/32	167,000	135,650
UDR, Inc.
3.500%, 01/15/28	100,000	93,748
4.400%, 01/26/29	246,000	237,361
Ventas Realty LP
4.750%, 11/15/30	130,000	125,357
4.875%, 04/15/49	88,000	75,243
Welltower OP LLC
2.050%, 01/15/29	880,000	765,997
WP Carey, Inc.
2.250%, 04/01/33	135,000	104,531
3.850%, 07/15/29	790,000	737,413

		7,781,834

Retail—0.1%
7-Eleven, Inc.
1.800%, 02/10/31 (144A)	60,000	48,201
2.800%, 02/10/51 (144A)	330,000	204,842
Alimentation Couche-Tard, Inc.
3.800%, 01/25/50 (144A)	135,000	103,836
5.617%, 02/12/54 (144A)	115,000	116,079
Darden Restaurants, Inc.
6.300%, 10/10/33	201,000	209,708
Home Depot, Inc.
2.750%, 09/15/51	320,000	206,210
3.300%, 04/15/40	370,000	294,136
Lowe’s Cos., Inc.
2.800%, 09/15/41 (b)	113,000	80,318
McDonald’s Corp.
5.450%, 08/14/53	308,000	312,543
6.300%, 10/15/37	90,000	98,789
Starbucks Corp.
5.000%, 02/15/34	290,000	287,461

		1,962,123

Savings & Loans—0.0%
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/27 (144A) (e)	432,000	443,198

Semiconductors—0.3%
Broadcom, Inc.
3.187%, 11/15/36 (144A)	120,000	95,502
3.419%, 04/15/33 (144A)	1,239,000	1,074,089
Intel Corp.
3.050%, 08/12/51	380,000	256,140
5.600%, 02/21/54	185,000	188,496
5.700%, 02/10/53 (b)	152,000	157,126
KLA Corp.
3.300%, 03/01/50	100,000	73,403
4.650%, 07/15/32	139,000	136,784
4.700%, 02/01/34	220,000	216,595
Marvell Technology, Inc.
2.950%, 04/15/31	70,000	60,474
5.750%, 02/15/29	412,000	421,685
5.950%, 09/15/33	331,000	343,020
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	145,000	121,403
2.650%, 02/15/32	398,000	330,735
5.000%, 01/15/33 (b)	200,000	195,677
Texas Instruments, Inc.
5.000%, 03/14/53 (b)	222,000	217,809
5.050%, 05/18/63 (b)	167,000	162,638
Xilinx, Inc.
2.375%, 06/01/30 (b)	129,000	111,929

		4,163,505

Software—0.2%
Electronic Arts, Inc.
1.850%, 02/15/31	168,000	137,647
2.950%, 02/15/51	139,000	92,915
Fiserv, Inc.
4.400%, 07/01/49	60,000	50,903
Intuit, Inc.
5.200%, 09/15/33	155,000	157,863
Microsoft Corp.
2.500%, 09/15/50 (144A) (b)	336,000	217,047
Oracle Corp.
3.600%, 04/01/40	482,000	379,947
3.600%, 04/01/50	500,000	361,238
3.800%, 11/15/37	164,000	137,519
4.000%, 11/15/47	80,000	62,453
4.900%, 02/06/33 (b)	100,000	97,905
5.550%, 02/06/53 (b)	118,000	115,432
Roper Technologies, Inc.
2.950%, 09/15/29	222,000	199,688
Take-Two Interactive Software, Inc.
4.950%, 03/28/28	561,000	558,844
VMware LLC
4.700%, 05/15/30	164,000	159,640

		2,729,041

Telecommunications—0.5%
AT&T, Inc.
2.250%, 02/01/32	505,000	410,424
2.550%, 12/01/33	301,000	241,093

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc.
3.500%, 06/01/41 (b)	324,000	$252,914
3.500%, 09/15/53	130,000	91,718
3.550%, 09/15/55	1,003,000	701,323
3.800%, 12/01/57	125,000	90,503
5.400%, 02/15/34	74,000	74,971
Cisco Systems, Inc.
4.950%, 02/26/31	520,000	524,589
5.050%, 02/26/34	284,000	287,824
5.300%, 02/26/54	20,000	20,530
Rogers Communications, Inc.
3.800%, 03/15/32	260,000	233,662
4.550%, 03/15/52	75,000	63,107
Sprint Capital Corp.
6.875%, 11/15/28	90,000	95,907
T-Mobile USA, Inc.
2.625%, 02/15/29	835,000	747,246
3.875%, 04/15/30	850,000	796,265
5.050%, 07/15/33	415,000	410,495
Verizon Communications, Inc.
1.750%, 01/20/31	1,077,000	874,231
2.355%, 03/15/32	490,000	402,680
4.016%, 12/03/29 (b)	900,000	858,707
5.050%, 05/09/33 (b)	200,000	199,925
5.500%, 02/23/54	60,000	60,647

		7,438,761

Transportation—0.1%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	121,000	103,273
5.200%, 04/15/54 (b)	130,000	128,859
Canadian Pacific Railway Co.
2.050%, 03/05/30	201,000	170,988
4.300%, 05/15/43 (b)	265,000	230,071
4.700%, 05/01/48	290,000	258,780
CSX Corp.
6.150%, 05/01/37 (b)	60,000	65,495
FedEx Corp.
3.250%, 05/15/41	100,000	74,872
Norfolk Southern Corp.
3.050%, 05/15/50	131,000	88,600
5.950%, 03/15/64	102,000	108,934
Union Pacific Corp.
3.550%, 08/15/39	87,000	72,596
4.100%, 09/15/67	70,000	55,259

		1,357,727

Trucking & Leasing—0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350%, 01/12/27 (144A)	186,000	186,135
SMBC Aviation Capital Finance DAC
5.550%, 04/03/34 (144A)	200,000	198,714

		384,849

Water—0.0%
American Water Capital Corp.
5.450%, 03/01/54	204,000	205,740

Total Corporate Bonds & Notes
(Cost $181,763,408)		178,831,238

U.S. Treasury & Government Agencies—5.4%

Agency Sponsored Mortgage - Backed—3.5%
Federal Home Loan Mortgage Corp.
3.000%, 02/01/52	359,930	309,913
3.700%, 06/01/34	750,000	690,018
4.000%, 12/01/47	144,191	135,733
4.500%, 06/01/47	317,336	309,375
4.500%, 06/01/48	169,855	164,736
5.000%, 12/01/48	126,397	125,306
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
9.570%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	584,823	594,317
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.820%, 12/25/32 (e)	600,000	563,623
4.660%, 01/25/31	485,000	479,820
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	17,098
3.000%, 07/25/49	237,241	208,639
3.500%, 03/15/35	600,000	568,077
4.000%, 07/15/38	250,000	239,020
4.500%, 10/15/41	699,479	654,619
5.000%, 02/15/40	117,000	111,761
5.000%, 02/15/41	426,517	427,784
5.500%, 03/15/37	136,788	140,165
Federal National Mortgage Association
1.500%, 01/01/31	500,000	406,829
1.800%, 10/01/33	500,000	394,689
1.930%, 11/01/31	900,000	739,422
1.960%, 09/01/33	750,000	591,510
2.140%, 12/01/33	447,875	366,181
2.160%, 12/01/33	500,000	404,261
2.500%, 09/01/51	467,715	386,760
2.500%, 07/01/61	376,928	301,564
2.500%, 09/01/61	867,782	694,270
2.500%, 03/01/62	558,101	446,681
2.580%, 03/01/32	498,686	430,015
2.600%, 10/01/31	350,000	306,456
2.770%, 08/01/33	921,000	786,774
3.000%, 01/01/52	586,599	505,158
3.000%, 03/01/61	713,069	606,484
3.230%, 01/01/30	448,292	417,445
3.330%, 04/01/35	465,607	414,541
3.500%, 03/01/61	364,382	319,826
3.500%, 09/01/61	840,657	736,678
3.500%, 03/01/62	613,595	545,681
3.500%, 06/01/62	577,842	506,371
3.510%, 09/01/32	300,000	274,543
3.540%, 11/01/32	600,000	549,747
3.620%, 05/01/32	970,484	903,036

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.680%, 09/01/32	613,000	$568,294
3.800%, 09/01/32	720,672	674,182
3.810%, 10/01/32	790,000	739,199
3.870%, 06/01/37	764,000	691,953
3.895%, 02/01/33	750,000	705,110
3.970%, 10/01/32	733,778	698,939
4.000%, 06/01/46	407,180	385,816
4.000%, 07/01/47	517,322	488,959
4.000%, 11/01/47	184,272	173,902
4.000%, 12/01/47	310,449	292,946
4.000%, 01/01/48	307,647	291,506
4.000%, 09/01/48	94,582	88,849
4.000%, 06/01/49	394,064	372,479
4.000%, 10/01/52	795,003	736,999
4.000%, 08/01/59	550,588	509,174
4.000%, 12/01/61	850,182	777,773
4.090%, 07/01/30	700,000	677,560
4.330%, 01/01/33	800,000	778,273
4.420%, 09/01/29	180,000	177,842
4.500%, 04/01/39	84,148	81,939
4.500%, 12/01/40	108,678	106,582
4.500%, 05/01/48	42,496	41,132
4.500%, 06/01/48	71,523	69,213
4.500%, 07/01/48	18,644	18,038
4.500%, 11/01/48	381,192	369,349
4.500%, 01/01/49	163,526	159,610
4.500%, 06/01/49	108,458	104,442
4.500%, 06/01/62	501,597	477,623
4.510%, 10/01/33	810,000	797,430
4.680%, 10/01/29	800,000	799,304
4.970%, 12/01/30	542,501	548,968
5.000%, 07/01/44	274,916	278,225
5.000%, 06/01/48	41,370	41,026
5.000%, 07/01/48	116,042	116,485
5.000%, 08/01/48	208,687	206,922
5.000%, 10/01/48	111,534	110,143
5.000%, 01/01/49	243,863	243,475
5.000%, 03/01/53	458,068	447,886
Federal National Mortgage Association REMICS
3.500%, 06/25/46	105,056	99,108
3.500%, 05/25/49	425,598	382,636
4.000%, 04/25/42	143,138	135,684
4.000%, 05/25/43	79,349	77,485
5.000%, 04/25/37	25,976	25,429
5.000%, 07/25/39	250,000	245,745
5.000%, 05/25/40	65,000	62,642
6.000%, 01/25/34	82,942	84,884
Federal National Mortgage Association Trust
5.620%, 11/25/33	192,208	188,844
Federal National Mortgage Association-ACES
0.750%, 09/25/28	163,810	149,891
1.000%, 11/25/33	276,257	268,573
1.200%, 10/25/30	71,822	64,721
1.707%, 11/25/31 (e)	1,000,000	811,775
1.821%, 10/25/30 (e) (f)	1,126,775	66,139

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association-ACES
1.919%, 11/25/33 (e) (f)	8,008,353	634,692
1.952%, 07/25/30 (e) (f)	1,887,315	132,404
2.594%, 06/25/32 (e)	966,000	828,988
3.751%, 08/25/32 (e)	800,000	746,334
FREMF Mortgage Trust
3.530%, 12/25/51 (144A) (e)	500,000	455,960
Government National Mortgage Association
2.500%, 08/20/51	415,037	353,756
2.500%, 10/20/51	113,980	97,092
3.000%, 12/20/51	457,375	414,251
3.000%, 03/20/52	744,143	654,643
3.500%, 02/20/52	516,026	468,291
4.000%, 10/20/49	231,187	218,917
4.000%, 01/20/52	366,269	337,906
4.000%, 08/20/52	492,248	460,511
4.250%, 07/20/47	590,528	562,524
4.250%, 12/20/48	505,322	476,606
4.500%, 07/15/39	204,822	201,594
4.500%, 05/20/48	55,471	53,155
4.500%, 06/20/48	685,995	663,257
4.500%, 12/20/48	252,889	243,530
4.500%, 07/20/49	223,086	214,939
4.500%, 09/20/49	461,924	450,829
5.000%, 07/20/48	85,403	83,918
5.000%, 12/20/48	269,221	267,613
5.000%, 03/20/49	591,912	589,397
5.000%, 05/20/49	571,608	574,282
5.000%, 06/20/52	1,216,142	1,196,450
5.500%, 07/20/53	648,880	648,218
6.000%, 04/20/53	433,305	442,388
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,544	11,867
3.500%, 04/20/49	296,592	270,591
4.500%, 04/20/53	737,525	707,560
5.500%, 02/20/37	69,843	70,017
5.500%, 04/16/37	72,710	73,462
5.500%, 11/16/39	200,000	198,642
6.000%, 04/17/34	38,739	39,137
6.054%, 1M TSFR + 0.724%, 03/20/70 (e)	376,707	376,573
Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	764,920	642,054
3.250%, 11/25/61	341,695	293,409
3.500%, 05/25/57	365,288	332,884
3.500%, 06/25/57	373,075	339,297
3.500%, 03/25/58	529,472	496,502
3.500%, 07/25/58	372,729	329,780

		51,940,249

U.S. Treasury—1.9%
U.S. Treasury Bonds
1.250%, 05/15/50	831,000	425,011
1.375%, 08/15/50	135,000	71,292
1.750%, 08/15/41	280,000	188,956
1.875%, 02/15/51	2,298,000	1,384,365

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
1.875%, 11/15/51	845,000	$506,109
2.000%, 11/15/41	135,000	94,711
2.000%, 02/15/50	367,000	229,862
2.000%, 08/15/51 (b)	500,000	309,785
2.250%, 08/15/46	236,000	161,522
2.250%, 08/15/49	115,000	76,686
2.375%, 02/15/42	625,000	464,868
2.375%, 11/15/49	570,000	390,428
2.375%, 05/15/51	175,000	118,802
2.750%, 08/15/42	1,600,000	1,255,562
2.875%, 05/15/43	1,000,000	794,570
2.875%, 08/15/45 (b)	5,000	3,892
2.875%, 05/15/52	3,240,000	2,451,516
3.000%, 11/15/44	1,134,000	908,086
3.000%, 02/15/47	65,000	51,134
3.125%, 02/15/43	235,000	194,683
3.250%, 05/15/42	1,400,000	1,190,055
3.750%, 11/15/43	452,000	408,866
3.875%, 08/15/40	410,000	387,002
3.875%, 05/15/43	265,000	244,576
4.750%, 11/15/53	85,000	90,738
U.S. Treasury Notes
1.375%, 11/15/31	127,000	103,733
1.625%, 05/15/31	610,000	514,068
2.500%, 02/28/26	30,000	28,816
2.625%, 05/31/27	3,570,000	3,382,993
2.875%, 04/30/29	6,965,000	6,532,952
3.875%, 08/15/33	1,900,000	1,849,531
4.375%, 11/30/30	2,200,000	2,218,305
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/40	720,000	335,543
Zero Coupon, 02/15/41	462,776	212,809

		27,581,827

Total U.S. Treasury & Government Agencies
(Cost $88,321,874)		79,522,076

Mutual Funds—4.0%

Investment Company Securities—4.0%
SPDR Bloomberg High Yield Bond ETF (b)
(Cost $56,699,153)	624,531	59,455,351

Asset-Backed Securities—1.8%

Asset-Backed - Automobile—0.6%
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	440,000	439,415
Citizens Auto Receivables Trust
5.110%, 04/17/28 (144A)	295,000	294,651
Credit Acceptance Auto Loan Trust
6.130%, 12/15/33 (144A)	595,000	601,244
8.450%, 02/15/33 (144A)	600,000	621,625

Asset-Backed - Automobile—(Continued)
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	685,000	684,741
Exeter Automobile Receivables Trust
3.110%, 08/15/25 (144A)	37,887	37,827
4.920%, 12/15/28	700,000	694,489
5.980%, 12/15/28	600,000	598,274
6.760%, 09/15/28	700,000	706,600
Flagship Credit Auto Trust
7.710%, 10/16/28 (144A)	600,000	619,730
GLS Auto Receivables Issuer Trust
3.970%, 01/18/28 (144A)	500,000	483,680
Santander Drive Auto Receivables Trust
5.670%, 12/16/30	800,000	795,736
5.690%, 02/18/31	800,000	795,434
6.690%, 03/17/31	825,000	841,494
Sonoran Auto Receivables Trust
4.750%, 06/15/25	30,207	30,105
Westlake Automobile Receivables Trust
5.480%, 09/15/27 (144A)	1,000,000	992,457

		9,237,502

Asset-Backed - Credit Card—0.1%
Continental Finance Credit Card ABS Master Trust
6.190%, 10/15/30 (144A)	575,000	567,298

Asset-Backed - Other—1.1%
American Homes 4 Rent Trust
4.691%, 10/17/52 (144A)	100,000	98,143
AMSR Trust
3.218%, 04/17/37 (144A)	700,000	675,969
Bridge Trust
4.450%, 11/17/37 (144A)	700,000	675,533
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	100,297	93,838
2.981%, 11/15/35 (144A)	51,186	49,743
BXG Receivables Note Trust
4.440%, 02/02/34 (144A)	165,236	159,176
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	127,888	111,214
CoreVest American Finance Ltd.
3.163%, 10/15/52 (144A)	650,000	581,791
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	1,250,000	1,179,937
4.500%, 07/17/38 (144A)	496,000	477,598
4.500%, 07/17/39 (144A)	750,000	701,950
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	352,012
3.850%, 10/25/26 (144A) (e)	360,000	318,247
4.450%, 01/25/26 (144A) (e)	500,000	463,944
6.190%, 04/25/27 (144A)	400,000	387,859
Foundation Finance Trust
3.860%, 11/15/34 (144A)	7,765	7,724
FREED ABS Trust
2.370%, 11/20/28 (144A)	462,982	453,153

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Lendmark Funding Trust
1.900%, 11/20/31 (144A)	1,100,000	$1,005,967
5.600%, 05/20/33 (144A)	500,000	493,732
6.160%, 05/20/33 (144A)	260,000	257,813
6.600%, 07/20/32 (144A)	700,000	701,974
LL ABS Trust
5.050%, 11/15/29 (144A)	400,000	395,957
Marlette Funding Trust
1.810%, 12/15/31 (144A)	650,000	627,532
MVW LLC
6.540%, 10/20/40 (144A)	639,407	636,320
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	133,731	124,419
3.844%, 12/25/25 (144A)	169,444	162,418
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	500,000	495,610
PRET LLC
2.487%, 07/25/51 (144A) (g)	146,094	142,530
Pretium Mortgage Credit Partners I LLC
5.240%, 09/27/60 (144A) (g)	235,578	231,924
Progress Residential Trust
4.550%, 04/17/27 (144A)	750,000	703,429
5.200%, 04/17/39 (144A)	330,000	315,449
SCF Equipment Leasing LLC
3.790%, 11/20/31 (144A)	220,000	206,433
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	114,320	112,513
3.120%, 05/20/36 (144A)	63,505	62,753
3.940%, 10/20/38 (144A)	78,587	74,915
6.280%, 04/20/40 (144A)	173,243	174,481
Tricon American Homes Trust
3.198%, 03/17/38 (144A)	525,000	497,281
VM Debt Trust
7.460%, 07/18/27	499,876	469,883
VOLT CI LLC
1.992%, 05/25/51 (144A) (g)	156,592	150,428
VOLT XCII LLC
4.893%, 02/27/51 (144A) (g)	194,709	189,869
VOLT XCIV LLC
5.240%, 02/27/51 (144A) (g)	513,350	501,600
VOLT XCVI LLC
5.116%, 03/27/51 (144A) (g)	673,295	658,729
VOLT XCVII LLC
5.240%, 04/25/51 (144A) (g)	177,206	173,775

		16,355,565

Total Asset-Backed Securities
(Cost $26,015,975)		26,160,365

Convertible Preferred Stocks—1.0%

Banks—0.9%
Bank of America Corp.
7.250%, 12/31/49	10,469	12,497,264

Diversified Financial Services—0.1%
AMG Capital Trust II
5.150%, 10/15/37	39,936	$2,016,768

Total Convertible Preferred Stocks
(Cost $14,315,586)		14,514,032

Mortgage-Backed Securities—0.4%

Collateralized Mortgage Obligations—0.1%
GS Mortgage-Backed Securities Corp. Trust
1.750%, 12/25/60 (144A) (e)	540,488	491,903
Home RE Ltd.
8.170%, SOFR30A + 2.850%, 10/25/34 (144A) (e)	185,366	186,674
Preston Ridge Partners Mortgage LLC
4.000%, 11/25/53 (144A) (g)	233,352	223,816
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	531,136	451,739
VM Master Issuer LLC
5.163%, 05/24/25 (144A) (e)	400,000	396,782

		1,750,914

Commercial Mortgage-Backed Securities—0.3%
COMM Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	627,442
3.402%, 02/10/37 (144A)	420,000	401,330
CSMC Trust
3.953%, 09/15/37 (144A)	655,000	579,675
GS Mortgage Securities Trust
3.805%, 10/10/35 (144A) (e)	440,000	402,750
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,149,656
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	755,047	620,224
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	322,360

		4,103,437

Total Mortgage-Backed Securities
(Cost $6,557,468)		5,854,351

Preferred Stock—0.4%

Electric Utilities—0.4%
NextEra Energy, Inc., 6.926%, 09/01/25
(Cost $6,639,907)	136,750	5,323,678

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $155,000)	155,000	157,354

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—0.0%

Security Description	Shares/ Principal Amount*	Value

Sovereign—0.0%
Republic of Poland Government International Bond
5.500%, 03/18/54 (Cost $98,311)	100,000	$99,212

Short-Term Investments—14.0%

Mutual Funds—0.0%
State Street U.S. Treasury Liquidity Fund (h)	27,103	27,103

Repurchase Agreement—12.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $178,209,397; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.250%, maturity dates ranging from 01/15/26 - 02/15/54, and an aggregate market value of $181,723,270.	178,159,907	178,159,907

U.S. Treasury—1.9%
U.S. Treasury Bills
4.946%, 06/13/24 (h) (i)	690,000	682,702
5.093%, 06/06/24 (h) (j)	27,000,000	26,741,734

		27,424,436

Total Short-Term Investments
(Cost $205,610,175)		205,611,446

Securities Lending Reinvestments (k)—5.8%

Certificates of Deposit—0.5%
Bank of Montreal
5.630%, SOFR + 0.300%, 03/04/25 (e)	1,000,000	999,999
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/09/24	2,000,000	1,987,540
Zero Coupon, 05/14/24	1,000,000	993,030
Mizuho Bank Ltd.
5.500%, SOFR + 0.170%, 08/06/24 (e)	2,000,000	2,000,208
Nordea Bank Abp
5.450%, SOFR + 0.120%, 07/15/24 (e)	1,000,000	999,936
Oversea-Chinese Banking Corp. Ltd.
5.450%, SOFR + 0.120%, 07/19/24 (e)	1,000,000	999,970

		7,980,683

Repurchase Agreements—5.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $8,203,724; collateralized by various Common Stock with an aggregate market value of $9,133,338.	8,200,000	8,200,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,342,868.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $10,010,617; collateralized by various Common Stock with an aggregate market value of $11,000,006.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
Goldman Sachs & Co.
Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $8,810,736; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $8,982,998.	8,806,861	8,806,861
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $3,003,179; collateralized by various Common Stock with an aggregate market value of $3,342,416.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $5,002,279; collateralized by various Common Stock with an aggregate market value of $5,579,181.	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $14,306,530; collateralized by various Common Stock with an aggregate market value of $15,951,830.	14,300,000	14,300,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $2,010,869; collateralized by various Common Stock with an aggregate market value of $2,222,567.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $6,002,710; collateralized by various Common Stock with an aggregate market value of $6,678,765.	6,000,000	6,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $1,200,544; collateralized by various Common Stock with an aggregate market value of $1,337,492.	1,200,000	1,200,000
TD Prime Services LLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $11,004,968; collateralized by various Common Stock with an aggregate market value of $12,101,830.	11,000,000	11,000,000

		74,506,861

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposit—0.1%
Banco Santander SA (NY)
5.310%, 04/01/24	1,000,000	$1,000,000

Mutual Funds—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
5.260% (l)	1,000,000	1,000,000

Total Securities Lending Reinvestments
(Cost $84,488,927)		84,487,544

Total Investments—103.7%
(Cost $1,405,277,984)		1,521,299,777
Other assets and liabilities (net)—(3.7)%		(53,850,342)

Net Assets—100.0%		$1,467,449,435

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $128,291,065 and the collateral received consisted of cash in the amount of $84,466,171 and non-cash collateral with a value of $50,681,015. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	The rate shown represents current yield to maturity.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $441,283.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2024, the market value of securities pledged was $21,644,957.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(l)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $105,721,061, which is 7.2% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$346,115	$0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	4,098,021	CBNA	04/29/24	USD	4,467,512	$(41,762)
EUR	1,046,704	SSBT	04/29/24	USD	1,131,227	(816)
JPY	330,261,000	SSBT	04/30/24	USD	2,213,407	(22,401)

Contracts to Deliver
AUD	6,870,772	SSBT	04/29/24	USD	4,543,959	63,281
EUR	1,622,357	RBC	04/29/24	USD	1,761,932	9,831
EUR	100,242,880	SSBT	04/29/24	USD	109,510,424	1,250,888
EUR	2,055,436	SSBT	04/29/24	USD	2,229,976	10,161
EUR	1,577,883	SSBT	04/29/24	USD	1,717,839	13,769
EUR	1,435,141	SSBT	04/29/24	USD	1,546,266	(3,646)
JPY	938,899,644	SSBT	04/30/24	USD	6,460,636	231,820
JPY	224,049,000	SSBT	04/30/24	USD	1,507,649	21,271
JPY	156,096,000	SSBT	04/30/24	USD	1,051,735	16,168

Net Unrealized Appreciation						$1,548,564

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/17/24	900	AUD	104,918,229	$9,126
FTSE 100 Index Futures	06/21/24	144	GBP	11,502,720	378,724
MSCI EAFE Index Mini Futures	06/21/24	855	USD	100,766,025	96,555
S&P 500 Index E-Mini Futures	06/21/24	264	USD	70,072,200	1,087,390
TOPIX Index Futures	06/13/24	224	JPY	6,204,800,000	1,084,205
U.S. Treasury Long Bond Futures	06/18/24	73	USD	8,791,938	126,516
U.S. Treasury Note 10 Year Futures	06/18/24	1,264	USD	140,047,250	783,402
U.S. Treasury Note 2 Year Futures	06/28/24	43	USD	8,792,828	(8,317)
U.S. Treasury Ultra Long Bond Futures	06/18/24	43	USD	5,547,000	122,785
United Kingdom Long Gilt Bond Futures	06/26/24	301	GBP	30,081,940	806,853

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/21/24	(154)	EUR	(7,769,300)	(204,530)
Japanese Government 10 Year Bond Futures	06/13/24	(54)	JPY	(7,866,180,000)	(57,271)
Russell 2000 Index E-Mini Futures	06/21/24	(84)	USD	(9,012,780)	(250,469)
U.S. Treasury Note 10 Year Futures	06/18/24	(5)	USD	(553,984)	(1,665)
U.S. Treasury Note 2 Year Futures	06/28/24	(872)	USD	(178,310,376)	223,425
U.S. Treasury Note 5 Year Futures	06/28/24	(49)	USD	(5,243,766)	(11,664)
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	(142)	USD	(16,274,531)	(109,520)

Net Unrealized Appreciation					$4,075,545

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.564%	Annually	12/20/33	USD	138,500,000	$(3,109,422)	$21,449	$(3,130,871)
Pay	12M SOFR	Annually	3.732%	Annually	03/11/34	USD	51,000,000	(449,754)	3,207	(452,961)
Pay	12M SOFR	Annually	3.783%	Annually	02/12/34	USD	92,000,000	(434,829)	1,769	(436,598)
Pay	12M SOFR	Annually	4.195%	Annually	11/13/33	USD	94,300,000	2,627,377	(2,133)	2,629,510
Pay	12M SOFR	Annually	4.411%	Annually	10/10/33	USD	56,500,000	2,519,974	(3,543)	2,523,517

Totals								$1,153,346	$20,749	$1,132,597

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank NA
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,008,891	$—	$—	$7,008,891
Air Freight & Logistics	873,208	999,115	—	1,872,323
Automobile Components	1,754,096	1,490,502	—	3,244,598
Automobiles	2,732,438	—	—	2,732,438
Banks	35,502,888	8,893,475	0	44,396,363
Beverages	12,325,610	3,559,851	—	15,885,461
Biotechnology	11,764,282	—	—	11,764,282
Broadline Retail	22,265,224	1,594,319	—	23,859,543
Building Products	4,117,067	—	—	4,117,067
Capital Markets	25,913,439	—	—	25,913,439
Chemicals	9,898,502	662,441	—	10,560,943
Commercial Services & Supplies	1,094,630	—	—	1,094,630
Communications Equipment	932,932	—	—	932,932
Construction & Engineering	7,283,084	—	—	7,283,084
Construction Materials	901,570	—	—	901,570
Consumer Finance	2,208,631	—	—	2,208,631
Consumer Staples Distribution & Retail	4,053,786	—	—	4,053,786
Containers & Packaging	1,632,909	—	—	1,632,909
Distributors	355,080	—	—	355,080
Diversified Telecommunication Services	4,668,653	—	—	4,668,653
Electric Utilities	8,394,401	—	—	8,394,401
Electrical Equipment	7,409,587	—	—	7,409,587
Electronic Equipment, Instruments & Components	5,135,015	1,637,825	—	6,772,840
Energy Equipment & Services	1,109,787	—	—	1,109,787
Entertainment	4,067,853	—	—	4,067,853
Financial Services	15,580,649	—	—	15,580,649
Food Products	3,927,223	8,193,412	—	12,120,635
Ground Transportation	6,645,384	—	—	6,645,384
Health Care Equipment & Supplies	7,310,765	3,229,694	—	10,540,459
Health Care Providers & Services	12,894,205	—	—	12,894,205
Health Care REITs	130,442	—	—	130,442
Hotel & Resort REITs	250,303	—	—	250,303
Hotels, Restaurants & Leisure	19,594,596	—	—	19,594,596
Household Durables	5,045,314	—	—	5,045,314
Household Products	948,343	83,029	—	1,031,372
Industrial Conglomerates	6,702,808	—	—	6,702,808
Industrial REITs	4,194,031	1,125,999	—	5,320,030
Insurance	13,862,395	13,152,528	—	27,014,923
Interactive Media & Services	19,702,645	699,058	—	20,401,703
IT Services	8,780,263	1,507,615	—	10,287,878
Leisure Products	1,448,441	—	—	1,448,441
Life Sciences Tools & Services	1,545,449	—	—	1,545,449
Machinery	16,220,871	—	—	16,220,871
Media	1,880,393	—	—	1,880,393

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Metals & Mining	$764,728	$3,867,980	$—	$4,632,708
Multi-Utilities	2,962,697	1,426,271	—	4,388,968
Oil, Gas & Consumable Fuels	24,528,073	2,254,778	—	26,782,851
Personal Care Products	2,594,477	—	—	2,594,477
Pharmaceuticals	20,855,055	1,514,147	—	22,369,202
Professional Services	6,562,959	—	—	6,562,959
Real Estate Management & Development	309,709	1,868,351	—	2,178,060
Residential REITs	1,118,814	—	—	1,118,814
Retail REITs	1,725,944	—	—	1,725,944
Semiconductors & Semiconductor Equipment	52,265,272	3,188,197	—	55,453,469
Software	40,094,888	1,142,265	—	41,237,153
Specialized REITs	3,011,181	—	—	3,011,181
Specialty Retail	14,608,338	—	—	14,608,338
Technology Hardware, Storage & Peripherals	20,591,446	—	—	20,591,446
Textiles, Apparel & Luxury Goods	3,388,732	9,380,822	—	12,769,554
Tobacco	2,069,519	—	—	2,069,519
Trading Companies & Distributors	1,706,309	—	—	1,706,309
Wireless Telecommunication Services	289,063	—	—	289,063
Total Common Stocks	529,515,287	71,471,674	0	600,986,961
Total Convertible Bonds*	—	260,296,169	—	260,296,169
Total Corporate Bonds & Notes*	—	178,831,238	—	178,831,238
Total U.S. Treasury & Government Agencies*	—	79,522,076	—	79,522,076
Total Mutual Funds*	59,455,351	—	—	59,455,351
Total Asset-Backed Securities*	—	26,160,365	—	26,160,365
Total Convertible Preferred Stocks*	14,514,032	—	—	14,514,032
Total Mortgage-Backed Securities*	—	5,854,351	—	5,854,351
Total Preferred Stock*	5,323,678	—	—	5,323,678
Total Municipals*	—	157,354	—	157,354
Total Foreign Government*	—	99,212	—	99,212
Short-Term Investments
Mutual Funds	27,103	—	—	27,103
Repurchase Agreement	—	178,159,907	—	178,159,907
U.S. Treasury	—	27,424,436	—	27,424,436
Total Short-Term Investments	27,103	205,584,343	—	205,611,446
Securities Lending Reinvestments
Certificates of Deposit	—	7,980,683	—	7,980,683
Repurchase Agreements	—	74,506,861	—	74,506,861
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	83,487,544	—	84,487,544
Total Investments	$609,835,451	$911,464,326	$0	$1,521,299,777

Collateral for Securities Loaned (Liability)	$—	$(84,466,171)	$—	$(84,466,171)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,617,189	$—	$1,617,189
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(68,625)	—	(68,625)
Total Forward Contracts	$—	$1,548,564	$—	$1,548,564
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,718,981	$—	$—	$4,718,981
Futures Contracts (Unrealized Depreciation)	(643,436)	—	—	(643,436)
Total Futures Contracts	$4,075,545	$—	$—	$4,075,545
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,153,027	$—	$5,153,027
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,020,430)	—	(4,020,430)
Total Centrally Cleared Swap Contracts	$—	$1,132,597	$—	$1,132,597

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

During the period ended March 31, 2024, a transfer out of Level 3 in the amount of $453,676 was due to the initiation of a vendor or a broker providing prices based on market indications which have been determined to be a significant observable input.

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
Archer Aviation, Inc. - Class A (a) (b)	29,958	$138,406
V2X, Inc. (a)	16,260	759,505

		897,911

Air Freight & Logistics—0.6%
Hub Group, Inc. - Class A	51,990	2,247,008
Radiant Logistics, Inc. (a)	62,747	340,088

		2,587,096

Automobile Components—1.7%
Adient PLC (a) (b)	44,720	1,472,182
Goodyear Tire & Rubber Co. (a)	167,399	2,298,388
Modine Manufacturing Co. (a)	23,226	2,210,883
Patrick Industries, Inc. (b)	7,270	868,547

		6,850,000

Banks—15.4%
1st Source Corp.	4,973	260,685
Amalgamated Financial Corp.	33,976	815,424
Ameris Bancorp (b)	38,481	1,861,711
Associated Banc-Corp.	16,454	353,926
Axos Financial, Inc. (a) (b)	6,706	362,392
Banc of California, Inc. (b)	162,109	2,465,678
Bank of NT Butterfield & Son Ltd.	77,130	2,467,389
BankUnited, Inc.	28,058	785,624
Banner Corp.	17,241	827,568
Brookline Bancorp, Inc.	25,532	254,299
Business First Bancshares, Inc. (b)	29,785	663,610
Byline Bancorp, Inc. (b)	34,573	750,926
Capitol Federal Financial, Inc. (b)	65,745	391,840
Central Pacific Financial Corp.	20,301	400,945
CNB Financial Corp.	9,436	192,400
Community Trust Bancorp, Inc.	6,372	271,766
ConnectOne Bancorp, Inc.	115,631	2,254,804
CrossFirst Bankshares, Inc. (a) (b)	12,480	172,723
Customers Bancorp, Inc. (a) (b)	49,797	2,642,229
CVB Financial Corp. (b)	18,934	337,783
Eastern Bankshares, Inc.	138,788	1,912,499
Enterprise Financial Services Corp.	33,363	1,353,203
Equity Bancshares, Inc. - Class A (b)	20,686	710,978
Financial Institutions, Inc.	8,721	164,129
First BanCorp	157,410	2,760,971
First Bancshares, Inc.	22,273	577,984
First Citizens BancShares, Inc. - Class A	1,098	1,795,230
First Commonwealth Financial Corp.	29,624	412,366
First Financial Corp. (b)	20,680	792,664
First Merchants Corp.	34,381	1,199,897
First Mid Bancshares, Inc.	5,614	183,466
Flushing Financial Corp.	6,775	85,433
FNB Corp.	15,261	215,180
Glacier Bancorp, Inc. (b)	9,532	383,949
Hancock Whitney Corp.	17,605	810,534
Hanmi Financial Corp.	18,975	302,082
Heartland Financial USA, Inc.	7,223	253,888
Heritage Commerce Corp.	70,982	609,026

Banks—(Continued)
Home BancShares, Inc.	55,283	1,358,303
HomeTrust Bancshares, Inc.	11,085	303,064
Hope Bancorp, Inc. (b)	49,650	571,471
Live Oak Bancshares, Inc. (b)	9,410	390,609
Macatawa Bank Corp.	6,779	66,366
Mercantile Bank Corp.	4,487	172,705
Mid Penn Bancorp, Inc.	4,466	89,365
Midland States Bancorp, Inc.	7,414	186,314
MVB Financial Corp. (b)	3,288	73,355
National Bank Holdings Corp. - Class A	15,100	544,657
OceanFirst Financial Corp.	85,047	1,395,621
OFG Bancorp	71,716	2,639,866
Old National Bancorp	171,739	2,989,976
Old Second Bancorp, Inc.	94,610	1,309,402
Orrstown Financial Services, Inc.	5,535	148,172
Pathward Financial, Inc.	38,450	1,940,956
Peapack-Gladstone Financial Corp. (b)	4,780	116,297
Pinnacle Financial Partners, Inc.	12,091	1,038,375
Popular, Inc.	23,595	2,078,484
Preferred Bank (b)	11,941	916,711
Premier Financial Corp.	27,183	551,815
QCR Holdings, Inc.	28,389	1,724,348
Seacoast Banking Corp. of Florida (b)	9,091	230,820
Sierra Bancorp	6,603	133,381
SmartFinancial, Inc.	4,319	91,001
South Plains Financial, Inc.	2,684	71,824
Southside Bancshares, Inc.	8,775	256,493
SouthState Corp. (b)	15,698	1,334,801
Texas Capital Bancshares, Inc. (a) (b)	4,973	306,088
Towne Bank	20,620	578,597
TriCo Bancshares	17,324	637,177
UMB Financial Corp.	5,919	514,894
United Bankshares, Inc.	21,565	771,811
Unity Bancorp, Inc. (b)	5,351	147,688
Veritex Holdings, Inc.	30,635	627,711
WesBanco, Inc. (b)	11,005	328,059
Wintrust Financial Corp. (b)	21,142	2,207,013
WSFS Financial Corp. (b)	9,414	424,948

		62,325,739

Beverages—0.2%
Primo Water Corp.	51,175	931,897

Biotechnology—5.9%
2seventy bio, Inc. (a) (b)	47,207	252,557
Agios Pharmaceuticals, Inc. (a)	75,346	2,203,117
Allogene Therapeutics, Inc. (a) (b)	108,823	486,439
Arcellx, Inc. (a) (b)	35,631	2,478,136
Avidity Biosciences, Inc. (a)	58,246	1,486,438
Biohaven Ltd. (a) (b)	1,506	82,363
Bluebird Bio, Inc. (a) (b)	128,101	163,969
Crinetics Pharmaceuticals, Inc. (a) (b)	24,701	1,156,254
Cytokinetics, Inc. (a) (b)	19,259	1,350,248
Dynavax Technologies Corp. (a) (b)	44,185	548,336
Fate Therapeutics, Inc. (a)	157,431	1,155,544
Geron Corp. (a) (b)	168,005	554,417

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Iovance Biotherapeutics, Inc. (a) (b)	109,672	$1,625,339
Kymera Therapeutics, Inc. (a) (b)	57,974	2,330,555
MacroGenics, Inc. (a) (b)	142,414	2,096,334
Prothena Corp. PLC (a)	21,570	534,289
Revolution Medicines, Inc. (a)	19,132	616,624
SpringWorks Therapeutics, Inc. (a) (b)	38,850	1,912,197
Syndax Pharmaceuticals, Inc. (a)	48,039	1,143,328
Twist Bioscience Corp. (a) (b)	45,951	1,576,579

		23,753,063

Broadline Retail—0.1%
Savers Value Village, Inc. (a)	29,029	559,679

Building Products—2.4%
Gibraltar Industries, Inc. (a)	12,192	981,822
Griffon Corp. (b)	53,073	3,892,374
Masterbrand, Inc. (a)	10,347	193,903
Quanex Building Products Corp.	5,297	203,563
Resideo Technologies, Inc. (a)	73,358	1,644,686
UFP Industries, Inc.	23,710	2,916,567

		9,832,915

Capital Markets—1.4%
AssetMark Financial Holdings, Inc. (a)	12,439	440,465
Open Lending Corp. - Class A (a) (b)	89,863	562,542
Piper Sandler Cos.	3,269	648,864
StoneX Group, Inc. (a)	7,007	492,312
Victory Capital Holdings, Inc. - Class A	61,246	2,598,668
Virtus Investment Partners, Inc.	3,456	857,019

		5,599,870

Chemicals—0.5%
Avient Corp.	14,384	624,266
Ecovyst, Inc. (a)	15,124	168,633
HB Fuller Co.	7,945	633,534
Tronox Holdings PLC (b)	32,755	568,299

		1,994,732

Commercial Services & Supplies—0.5%
ABM Industries, Inc.	45,872	2,046,809
ACCO Brands Corp. (b)	29,907	167,778

		2,214,587

Communications Equipment—0.6%
Aviat Networks, Inc. (a) (b)	39,672	1,521,024
NETGEAR, Inc. (a)	60,749	958,012

		2,479,036

Construction & Engineering—1.7%
API Group Corp. (a)	43,847	1,721,872
Comfort Systems USA, Inc.	7,178	2,280,522
MYR Group, Inc. (a) (b)	11,825	2,090,069
Primoris Services Corp.	22,822	971,532

		7,063,995

Construction Materials—0.4%
Knife River Corp. (a)	7,437	602,992
Summit Materials, Inc. - Class A (a)	26,008	1,159,176

		1,762,168

Consumer Finance—0.6%
Encore Capital Group, Inc. (a) (b)	4,661	212,588
Enova International, Inc. (a)	22,546	1,416,565
LendingClub Corp. (a)	74,293	653,036

		2,282,189

Consumer Staples Distribution & Retail—0.6%
Andersons, Inc. (b)	23,151	1,328,173
Sprouts Farmers Market, Inc. (a)	15,752	1,015,689
United Natural Foods, Inc. (a)	22,920	263,351

		2,607,213

Containers & Packaging—0.3%
Greif, Inc. - Class A	10,165	701,893
Myers Industries, Inc.	4,658	107,926
O-I Glass, Inc. (a)	19,452	322,709

		1,132,528

Diversified Consumer Services—0.9%
Adtalem Global Education, Inc. (a)	31,520	1,620,128
Laureate Education, Inc.	34,049	496,094
Perdoceo Education Corp. (b)	46,730	820,579
Stride, Inc. (a) (b)	10,055	633,967

		3,570,768

Diversified REITs—1.0%
American Assets Trust, Inc.	22,959	503,032
Armada Hoffler Properties, Inc.	21,206	220,542
Broadstone Net Lease, Inc. (b)	68,126	1,067,534
Empire State Realty Trust, Inc. - Class A (b)	77,274	782,786
Essential Properties Realty Trust, Inc. (b)	62,552	1,667,636

		4,241,530

Diversified Telecommunication Services—0.3%
ATN International, Inc.	4,244	133,707
Liberty Latin America Ltd. - Class A (a) (b)	25,124	175,114
Liberty Latin America Ltd. - Class C (a)	151,052	1,055,854

		1,364,675

Electric Utilities—1.1%
IDACORP, Inc. (b)	15,304	1,421,588
MGE Energy, Inc. (b)	7,425	584,496
Portland General Electric Co. (b)	61,066	2,564,772

		4,570,856

Electrical Equipment—1.7%
Encore Wire Corp. (b)	19,956	5,244,038
Powell Industries, Inc.	10,461	1,488,600

		6,732,638

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—1.7%
Benchmark Electronics, Inc.	38,844	$1,165,709
Daktronics, Inc. (a) (b)	95,469	950,871
Knowles Corp. (a)	184,512	2,970,643
OSI Systems, Inc. (a)	5,949	849,636
ScanSource, Inc. (a)	25,521	1,123,945

		7,060,804

Energy Equipment & Services—2.0%
ChampionX Corp. (b)	6,072	217,924
Helix Energy Solutions Group, Inc. (a)	20,731	224,724
Helmerich & Payne, Inc.	22,778	958,043
Liberty Energy, Inc.	109,024	2,258,977
Noble Corp. PLC (b)	22,623	1,096,989
Oil States International, Inc. (a)	68,609	422,632
Patterson-UTI Energy, Inc.	160,046	1,910,949
Select Water Solutions, Inc. (b)	90,733	837,466

		7,927,704

Financial Services—5.4%
Cannae Holdings, Inc. (a) (b)	12,170	270,661
Enact Holdings, Inc.	32,403	1,010,326
Essent Group Ltd.	63,118	3,756,152
Federal Agricultural Mortgage Corp. - Class C	5,340	1,051,339
Jackson Financial, Inc. - Class A	34,893	2,307,823
Merchants Bancorp	60,650	2,618,867
Mr. Cooper Group, Inc. (a)	37,425	2,917,279
NMI Holdings, Inc. - Class A (a)	53,720	1,737,305
PennyMac Financial Services, Inc. (b)	21,827	1,988,221
Radian Group, Inc. (b)	78,681	2,633,453
Repay Holdings Corp. (a)	101,882	1,120,702
StoneCo Ltd. - Class A (a)	32,503	539,875

		21,952,003

Food Products—0.7%
Cal-Maine Foods, Inc.	3,413	200,855
Dole PLC	87,456	1,043,350
Fresh Del Monte Produce, Inc.	19,230	498,249
John B Sanfilippo & Son, Inc.	8,855	937,922
Simply Good Foods Co. (a) (b)	8,398	285,784

		2,966,160

Gas Utilities—1.4%
Chesapeake Utilities Corp.	7,397	793,698
New Jersey Resources Corp.	17,285	741,699
Northwest Natural Holding Co. (b)	21,644	805,590
ONE Gas, Inc. (b)	25,637	1,654,356
Southwest Gas Holdings, Inc. (a) (b)	9,835	748,739
Spire, Inc.	11,766	722,079

		5,466,161

Ground Transportation—0.6%
ArcBest Corp. (b)	17,360	2,473,800

Health Care Equipment & Supplies—1.6%
Alphatec Holdings, Inc. (a) (b)	99,959	1,378,435

Health Care Equipment & Supplies—(Continued)
Inari Medical, Inc. (a)	11,907	571,298
LivaNova PLC (a)	37,141	2,077,667
RxSight, Inc. (a)	32,599	1,681,456
Sight Sciences, Inc. (a) (b)	138,604	731,829

		6,440,685

Health Care Providers & Services—0.9%
Addus HomeCare Corp. (a)	8,820	911,459
NeoGenomics, Inc. (a) (b)	70,221	1,103,874
Pediatrix Medical Group, Inc. (a)	142,633	1,430,609

		3,445,942

Health Care REITs—0.8%
CareTrust REIT, Inc.	27,368	666,958
Community Healthcare Trust, Inc.	22,337	593,048
Global Medical REIT, Inc.	15,891	139,046
Sabra Health Care REIT, Inc. (b)	130,895	1,933,319

		3,332,371

Health Care Technology—0.4%
Evolent Health, Inc. - Class A (a) (b)	48,749	1,598,480

Hotel & Resort REITs—1.3%
Apple Hospitality REIT, Inc. (b)	64,547	1,057,280
DiamondRock Hospitality Co. (b)	60,644	582,789
RLJ Lodging Trust	75,647	894,148
Ryman Hospitality Properties, Inc.	14,474	1,673,339
Xenia Hotels & Resorts, Inc.	68,722	1,031,517

		5,239,073

Hotels, Restaurants & Leisure—1.1%
Everi Holdings, Inc. (a)	42,891	431,054
Light & Wonder, Inc. (a)	30,198	3,082,914
Sweetgreen, Inc. - Class A (a)	15,672	395,875
United Parks & Resorts, Inc. (a)	6,465	363,398

		4,273,241

Household Durables—3.1%
Century Communities, Inc.	11,031	1,064,491
Green Brick Partners, Inc. (a)	7,657	461,181
Helen of Troy Ltd. (a)	3,031	349,292
KB Home	18,032	1,278,108
M/I Homes, Inc. (a)	14,961	2,039,035
Meritage Homes Corp.	16,186	2,839,996
Taylor Morrison Home Corp. (a)	46,152	2,869,270
Tri Pointe Homes, Inc. (a)	37,553	1,451,799

		12,353,172

Household Products—0.2%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	18,329	676,707

Independent Power and Renewable Electricity Producers—0.3%
Clearway Energy, Inc. - Class A (b)	26,662	573,499
Clearway Energy, Inc. - Class C	21,595	497,765

		1,071,264

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial REITs—1.0%
First Industrial Realty Trust, Inc.	7,808	$410,232
Innovative Industrial Properties, Inc.	11,936	1,235,853
Plymouth Industrial REIT, Inc. (b)	34,112	767,520
Terreno Realty Corp.	24,869	1,651,302

		4,064,907

Insurance—1.0%
CNO Financial Group, Inc.	17,040	468,259
Enstar Group Ltd. (a)	235	73,029
Oscar Health, Inc. - Class A (a)	151,307	2,249,935
RLI Corp.	6,384	947,832
Skyward Specialty Insurance Group, Inc. (a)	5,368	200,817

		3,939,872

Interactive Media & Services—0.2%
Cars.com, Inc. (a)	10,960	188,293
QuinStreet, Inc. (a) (b)	37,233	657,535

		845,828

IT Services—0.4%
Information Services Group, Inc. (b)	157,753	637,322
Unisys Corp. (a)	188,360	924,848

		1,562,170

Leisure Products—0.1%
JAKKS Pacific, Inc. (a)	13,315	328,880

Machinery—1.8%
AGCO Corp.	12,439	1,530,246
Blue Bird Corp. (a)	16,200	621,108
Enpro, Inc.	3,151	531,794
Mueller Industries, Inc.	52,044	2,806,733
Terex Corp.	16,083	1,035,745
Titan International, Inc. (a) (b)	53,264	663,670

		7,189,296

Marine Transportation—0.6%
Matson, Inc. (b)	18,850	2,118,740
Safe Bulkers, Inc.	53,671	266,208

		2,384,948

Media—0.8%
AMC Networks, Inc. - Class A (a)	32,494	394,152
Gray Television, Inc.	140,711	889,293
John Wiley & Sons, Inc. - Class A	11,085	422,671
Magnite, Inc. (a) (b)	85,597	920,168
Thryv Holdings, Inc. (a) (b)	27,373	608,502

		3,234,786

Metals & Mining—2.8%
Alpha Metallurgical Resources, Inc. (b)	7,128	2,360,580
Arch Resources, Inc.	6,490	1,043,527
Commercial Metals Co.	62,855	3,693,988
Constellium SE (a)	39,383	870,758

Metals & Mining—(Continued)
Hecla Mining Co. (b)	189,246	910,273
Olympic Steel, Inc.	3,479	246,592
Radius Recycling, Inc.	6,579	139,014
Ryerson Holding Corp.	20,193	676,466
SunCoke Energy, Inc.	32,625	367,684
Warrior Met Coal, Inc.	19,323	1,172,906

		11,481,788

Mortgage Real Estate Investment Trusts—1.3%
BrightSpire Capital, Inc.	180,621	1,244,479
Dynex Capital, Inc.	18,032	224,499
Ellington Financial, Inc. (b)	6,912	81,631
KKR Real Estate Finance Trust, Inc. (b)	30,801	309,858
Ladder Capital Corp.	186,871	2,079,874
MFA Financial, Inc.	80,347	916,759
Redwood Trust, Inc.	37,098	236,314
TPG RE Finance Trust, Inc.	13,400	103,448

		5,196,862

Multi-Utilities—0.9%
Black Hills Corp.	12,988	709,145
Northwestern Energy Group, Inc. (b)	18,137	923,717
Unitil Corp.	37,415	1,958,675

		3,591,537

Office REITs—1.1%
City Office REIT, Inc.	23,860	124,311
COPT Defense Properties	80,711	1,950,785
Easterly Government Properties, Inc.	13,560	156,076
Hudson Pacific Properties, Inc. (b)	37,968	244,893
Piedmont Office Realty Trust, Inc. - Class A	35,545	249,881
SL Green Realty Corp. (b)	31,037	1,711,070

		4,437,016

Oil, Gas & Consumable Fuels—7.2%
California Resources Corp.	28,217	1,554,757
Chord Energy Corp.	15,662	2,791,595
Civitas Resources, Inc. (b)	15,937	1,209,778
CNX Resources Corp. (a) (b)	49,928	1,184,292
CONSOL Energy, Inc.	5,271	441,499
CVR Energy, Inc. (b)	29,193	1,041,022
Delek U.S. Holdings, Inc. (b)	4,280	131,567
Dorian LPG Ltd. (b)	45,398	1,746,007
Equitrans Midstream Corp.	34,670	433,028
Gulfport Energy Corp. (a)	9,441	1,511,693
International Seaways, Inc. (b)	24,685	1,313,242
Magnolia Oil & Gas Corp. - Class A (b)	7,783	201,969
Matador Resources Co. (b)	45,175	3,016,335
Murphy Oil Corp.	53,343	2,437,775
Ovintiv, Inc.	26,217	1,360,662
Par Pacific Holdings, Inc. (a)	8,904	329,982
PBF Energy, Inc. - Class A	22,657	1,304,364
Peabody Energy Corp. (b)	36,052	874,622
Permian Resources Corp.	13,944	246,251
REX American Resources Corp. (a)	3,437	201,786

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
SM Energy Co. (b)	74,395	$3,708,591
Teekay Tankers Ltd. - Class A	16,930	988,881
Uranium Energy Corp. (a)	140,119	945,803

		28,975,501

Passenger Airlines—0.9%
Blade Air Mobility, Inc. (a) (b)	34,238	97,578
JetBlue Airways Corp. (a) (b)	75,774	562,243
Joby Aviation, Inc. (a) (b)	49,341	264,468
SkyWest, Inc. (a)	38,302	2,645,902
Spirit Airlines, Inc.	16,506	79,889

		3,650,080

Personal Care Products—0.7%
BellRing Brands, Inc. (a)	43,258	2,553,520
Edgewell Personal Care Co. (b)	11,317	437,289

		2,990,809

Pharmaceuticals—0.8%
ANI Pharmaceuticals, Inc. (a)	19,513	1,348,933
Intra-Cellular Therapies, Inc. (a)	14,164	980,149
Prestige Consumer Healthcare, Inc. (a)	10,362	751,867

		3,080,949

Professional Services—1.2%
ASGN, Inc. (a)	16,228	1,700,045
Barrett Business Services, Inc.	11,248	1,425,347
Parsons Corp. (a)	21,819	1,809,886
TrueBlue, Inc. (a)	9,534	119,366

		5,054,644

Real Estate Management & Development—0.8%
Anywhere Real Estate, Inc. (a) (b)	49,724	307,294
Cushman & Wakefield PLC (a)	88,195	922,520
Forestar Group, Inc. (a)	34,083	1,369,796
Opendoor Technologies, Inc. (a) (b)	189,161	573,158

		3,172,768

Residential REITs—0.5%
Independence Realty Trust, Inc.	67,394	1,087,065
UMH Properties, Inc.	26,599	431,968
Veris Residential, Inc.	24,364	370,576

		1,889,609

Retail REITs—2.3%
Agree Realty Corp. (b)	16,647	950,877
InvenTrust Properties Corp.	33,480	860,771
Kimco Realty Corp.	15,732	308,505
Kite Realty Group Trust	93,186	2,020,272
Macerich Co. (b)	77,469	1,334,791
Phillips Edison & Co., Inc. (b)	19,044	683,108
Regency Centers Corp.	2,748	166,419
Retail Opportunity Investments Corp.	173,328	2,222,065

Retail REITs—(Continued)
SITE Centers Corp.	55,831	817,924

		9,364,732

Semiconductors & Semiconductor Equipment—1.3%
ACM Research, Inc. - Class A (a)	54,828	1,597,688
Synaptics, Inc. (a)	18,436	1,798,616
Ultra Clean Holdings, Inc. (a)	23,178	1,064,797
Veeco Instruments, Inc. (a)	28,320	996,015

		5,457,116

Software—1.4%
Adeia, Inc. (b)	77,799	849,565
Aurora Innovation, Inc. (a) (b)	37,998	107,154
LiveRamp Holdings, Inc. (a)	71,514	2,467,233
ON24, Inc.	86,905	620,502
Verint Systems, Inc. (a)	30,970	1,026,655
Xperi, Inc. (a)	61,512	741,835

		5,812,944

Specialized REITs—0.6%
PotlatchDeltic Corp.	40,363	1,897,868
Uniti Group, Inc. (b)	75,005	442,530

		2,340,398

Specialty Retail—3.8%
Abercrombie & Fitch Co. - Class A (a) (b)	18,066	2,264,212
Academy Sports & Outdoors, Inc.	13,314	899,227
Asbury Automotive Group, Inc. (a) (b)	9,808	2,312,530
Beyond, Inc. (a)	14,711	528,272
Caleres, Inc. (b)	30,862	1,266,268
Carvana Co. (a) (b)	13,303	1,169,467
EVgo, Inc. (a) (b)	54,487	136,762
Group 1 Automotive, Inc.	7,022	2,052,039
Haverty Furniture Cos., Inc.	11,089	378,357
ODP Corp. (a) (b)	19,232	1,020,258
Signet Jewelers Ltd. (b)	18,087	1,809,966
Urban Outfitters, Inc. (a)	29,473	1,279,718
Valvoline, Inc. (a) (b)	10,158	452,742

		15,569,818

Technology Hardware, Storage & Peripherals—0.0%
Turtle Beach Corp. (a)	7,264	125,231

Textiles, Apparel & Luxury Goods—0.3%
G-III Apparel Group Ltd. (a) (b)	29,465	854,780
Under Armour, Inc. - Class A (a)	36,532	269,606

		1,124,386

Trading Companies & Distributors—3.5%
Beacon Roofing Supply, Inc. (a)	22,036	2,159,969
BlueLinx Holdings, Inc. (a)	6,332	824,680
Boise Cascade Co. (b)	15,208	2,332,451
DNOW, Inc. (a)	128,864	1,958,733
GMS, Inc. (a)	17,074	1,661,983

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
Hudson Technologies, Inc. (a)	24,127	$265,638
Rush Enterprises, Inc. - Class A (b)	53,982	2,889,117
Titan Machinery, Inc. (a)	13,836	343,271
WESCO International, Inc. (b)	9,962	1,706,291

		14,142,133

Water Utilities—0.2%
American States Water Co.	11,562	835,239

Wireless Telecommunication Services—0.2%
Gogo, Inc. (a) (b)	58,701	515,395
Telephone & Data Systems, Inc.	14,317	229,358

		744,753

Total Common Stocks (Cost $326,541,228)		394,221,652

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $3,065,036; collateralized by U.S. Treasury Note at 5.000%, maturing 09/30/25, with a market value of $3,125,481.	3,064,185	3,064,185

Total Short-Term Investments (Cost $3,064,185)		3,064,185

Securities Lending Reinvestments (c)—8.3%

Certificate of Deposit—0.2%
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (d)	1,000,000	999,936

Repurchase Agreements—6.7%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,227,644.	2,000,000	2,000,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,342,868.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $10,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $10,233.	10,000	10,000

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $1,210,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $1,234,179.	1,209,980	1,209,980
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $6,006,358; collateralized by various Common Stock with an aggregate market value of $6,684,832.	6,000,000	6,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $6,002,740; collateralized by various Common Stock with an aggregate market value of $6,693,075.	6,000,000	6,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,339,382.	3,000,000	3,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $6,002,710; collateralized by various Common Stock with an aggregate market value of $6,601,001.	6,000,000	6,000,000

		27,219,980

Mutual Funds—1.4%
Allspring Government Money Market Fund, Select Class 5.250% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (e)	100,000	100,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.220% (e)	2,500,000	2,500,000

		5,600,000

Total Securities Lending Reinvestments (Cost $33,819,980)		33,819,916

Total Investments—106.4% (Cost $363,425,393)		431,105,753
Other assets and liabilities (net)—(6.4)%		(25,831,533)

Net Assets—100.0%		$405,274,220

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $64,956,581 and the collateral received consisted of cash in the amount of $33,819,980 and non-cash collateral with a value of $31,833,460. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/21/24	99	USD	10,622,205	$80,299

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$394,221,652	$—	$—	$394,221,652
Total Short-Term Investment*	—	3,064,185	—	3,064,185
Securities Lending Reinvestments
Certificate of Deposit	—	999,936	—	999,936
Repurchase Agreements	—	27,219,980	—	27,219,980
Mutual Funds	5,600,000	—	—	5,600,000
Total Securities Lending Reinvestments	5,600,000	28,219,916	—	33,819,916
Total Investments	$399,821,652	$31,284,101	$—	$431,105,753

Collateral for Securities Loaned (Liability)	$—	$(33,819,980)	$—	$(33,819,980)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$80,299	$—	$—	$80,299

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-215

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—67.5% of Net Assets

Security Description	Shares	Value

Banks—1.8%
JPMorgan Chase & Co.	34,819	$6,974,246

Broadline Retail—3.5%
Amazon.com, Inc. (a)	76,548	13,807,728

Building Products—0.8%
Trane Technologies PLC	10,611	3,185,422

Capital Markets—7.3%
BlackRock, Inc.	8,684	7,239,851
Goldman Sachs Group, Inc.	11,181	4,670,192
London Stock Exchange Group PLC	36,929	4,423,309
S&P Global, Inc.	29,126	12,391,656

		28,725,008

Chemicals—2.9%
Linde PLC	24,163	11,219,364

Commercial Services & Supplies—0.2%
Veralto Corp.	9,323	826,577

Construction & Engineering—0.6%
Vinci SA	17,252	2,209,771

Consumer Staples Distribution & Retail—2.0%
Costco Wholesale Corp.	10,579	7,750,493

Electrical Equipment—1.0%
Schneider Electric SE	17,757	4,015,430

Electronic Equipment, Instruments & Components—0.8%
Halma PLC	111,383	3,328,183

Financial Services—2.8%
Mastercard, Inc. - Class A	23,026	11,088,631

Health Care Providers & Services—2.1%
UnitedHealth Group, Inc.	16,623	8,223,398

Hotels, Restaurants & Leisure—2.4%
Airbnb, Inc. - Class A (a)	56,557	9,329,643

Interactive Media & Services—2.9%
Alphabet, Inc. - Class A (a)	75,110	11,336,352

IT Services—3.5%
Accenture PLC - Class A	20,841	7,223,699
Nomura Research Institute Ltd.	228,300	6,443,901

		13,667,600

Life Sciences Tools & Services—5.5%
Danaher Corp.	28,972	7,234,888
IQVIA Holdings, Inc. (a)	24,887	6,293,673
Mettler-Toledo International, Inc. (a)	6,185	8,234,029

		21,762,590

Machinery—5.8%
Atlas Copco AB - A Shares	572,422	9,659,807
Cummins, Inc.	20,332	5,990,824
Parker-Hannifin Corp.	13,126	7,295,300

		22,945,931

Oil, Gas & Consumable Fuels—1.1%
Diamondback Energy, Inc. (b)	22,803	4,518,871

Semiconductors & Semiconductor Equipment—7.6%
ASML Holding NV	9,624	9,239,838
NVIDIA Corp.	11,364	10,268,056
Taiwan Semiconductor Manufacturing Co. Ltd.	287,000	6,914,958
Texas Instruments, Inc.	20,034	3,490,123

		29,912,975

Software—5.2%
Adobe, Inc. (a)	7,591	3,830,419
Roper Technologies, Inc.	13,806	7,742,957
Salesforce, Inc.	29,166	8,784,216

		20,357,592

Specialty Retail—4.4%
Home Depot, Inc.	23,106	8,863,462
O’Reilly Automotive, Inc. (a)	7,590	8,568,199

		17,431,661

Textiles, Apparel & Luxury Goods—3.3%
LVMH Moet Hennessy Louis Vuitton SE	8,101	7,326,845
NIKE, Inc. - Class B	59,491	5,590,964

		12,917,809

Total Common Stocks (Cost $178,697,649)		265,535,275

Corporate Bonds & Notes—17.0%

Advertising—0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.375%, 02/15/31 (144A)	15,000	15,711

Aerospace/Defense—0.1%
Boeing Co. 3.625%, 02/01/31 (b)	80,000	70,408
5.705%, 05/01/40	85,000	81,357
5.805%, 05/01/50	130,000	122,997
Embraer Netherlands Finance BV 7.000%, 07/28/30 (144A)	200,000	209,430
TransDigm, Inc. 6.750%, 08/15/28 (144A)	30,000	30,396

		514,588

BHFTI-216

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—0.1%
Air Canada Pass-Through Trust 3.300%, 07/15/31 (144A)	165,232	$149,535
4.125%, 06/15/29 (144A)	111,709	104,716
American Airlines Pass-Through Trust 3.700%, 04/15/27	53,270	51,663
3.750%, 04/15/27	117,425	113,213
4.950%, 08/15/26	64,558	63,632
United Airlines Pass-Through Trust 3.650%, 04/07/27	48,611	46,629

		529,388

Auto Manufacturers—0.3%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A) (b)	105,000	101,047
General Motors Financial Co., Inc. 3.100%, 01/12/32	70,000	59,290
6.400%, 01/09/33	235,000	246,264
Hyundai Capital America 0.875%, 06/14/24 (144A)	350,000	346,416
2.650%, 02/10/25 (144A)	110,000	107,219
6.375%, 04/08/30 (144A)	175,000	183,851
Toyota Motor Corp. 5.123%, 07/13/33	240,000	253,245

		1,297,332

Auto Parts & Equipment—0.0%
Aptiv PLC 1.600%, 09/15/28 (EUR)	100,000	99,552

Banks—2.3%
AIB Group PLC 6.608%, SOFR + 2.330%, 09/13/29 (144A) (c)	305,000	317,952
Banco de Chile 2.990%, 12/09/31 (144A)	200,000	173,339
Banco Santander Chile 3.177%, 10/26/31 (144A)	250,000	218,086
Banco Santander SA 1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	182,421
6.938%, 11/07/33	200,000	220,908
Bank of America Corp. 2.482%, 5Y H15 + 1.200%, 09/21/36 (b) (c)	162,000	129,573
3.846%, 5Y H15 + 2.000%, 03/08/37 (c)	105,000	92,827
CaixaBank SA 6.208%, SOFR + 2.700%, 01/18/29 (144A) (c)	210,000	214,246
6.250%, 5Y EUR Swap + 3.550%, 02/23/33 (EUR) (c)	100,000	114,164
Credit Agricole SA 4.375%, 03/17/25 (144A)	200,000	196,923
Danske Bank AS 4.750%, 1Y EURIBOR ICE Swap + 1.700%, 06/21/30 (EUR) (c)	280,000	316,244
Deutsche Bank AG 2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	156,091
3.729%, SOFR + 2.757%, 01/14/32 (b) (c)	404,000	340,263
DNB Bank ASA 1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	377,534

Banks—(Continued)
ING Groep NV 1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	194,663
Intesa Sanpaolo SpA 6.625%, 06/20/33 (144A)	315,000	326,850
Kookmin Bank 1.375%, 05/06/26 (144A)	315,000	290,726
Lloyds Banking Group PLC 3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	198,952
Macquarie Group Ltd. 1.629%, SOFR + 0.910%, 09/23/27 (144A) (c)	425,000	385,620
2.871%, SOFR + 1.532%, 01/14/33 (144A) (c)	505,000	420,018
Mitsubishi UFJ Financial Group, Inc. 1.640%, 1Y H15 + 0.670%, 10/13/27 (c)	300,000	274,594
2.341%, 1Y H15 + 0.830%, 01/19/28 (c)	245,000	227,220
Mizuho Financial Group, Inc. 2.564%, 09/13/31	205,000	167,815
Morgan Stanley 2.484%, SOFR + 1.360%, 09/16/36 (c)	185,000	146,314
Santander Holdings USA, Inc. 3.450%, 06/02/25	100,000	97,206
Societe Generale SA 4.750%, 11/24/25 (144A)	260,000	254,967
Standard Chartered PLC 3.125%, 11/19/24 (EUR)	250,000	267,786
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (b) (c)	200,000	196,429
Sumitomo Mitsui Financial Group, Inc. 5.766%, 01/13/33	200,000	208,394
Swedbank AB 6.136%, 09/12/26 (144A)	200,000	202,660
Toronto-Dominion Bank 1.950%, 01/12/27 (b)	730,000	674,790
UBS Group AG 3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	510,000	433,790
9.016%, SOFR + 5.020%, 11/15/33 (144A) (c)	250,000	303,337
UniCredit SpA 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	334,014
Westpac Banking Corp. 1.953%, 11/20/28 (b)	400,000	352,961

		9,009,677

Beverages—0.1%
Anheuser-Busch InBev SA 2.000%, 01/23/35 (EUR)	345,000	326,312
Diageo Capital PLC 2.125%, 04/29/32	200,000	163,224

		489,536

Building Materials—0.2%
Cemex SAB de CV 3.875%, 07/11/31 (144A) (b)	600,000	531,605
JELD-WEN, Inc. 4.875%, 12/15/27 (144A)	75,000	71,761

BHFTI-217

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Masco Corp. 6.500%, 08/15/32	8,000	$8,537

		611,903

Chemicals—0.3%
Albemarle Corp. 5.050%, 06/01/32	200,000	191,827
Ashland, Inc. 3.375%, 09/01/31 (144A)	55,000	46,535
Braskem Netherlands Finance BV 4.500%, 01/10/28	200,000	179,558
4.500%, 01/31/30	200,000	171,975
Celanese U.S. Holdings LLC 6.330%, 07/15/29	40,000	41,478
6.379%, 07/15/32 (b)	30,000	31,122
6.700%, 11/15/33	25,000	26,656
Orbia Advance Corp. SAB de CV 1.875%, 05/11/26 (144A)	210,000	192,865
4.000%, 10/04/27	200,000	189,549
Sociedad Quimica y Minera de Chile SA 6.500%, 11/07/33 (144A)	200,000	209,295

		1,280,860

Commercial Services—0.1%
Block, Inc. 3.500%, 06/01/31	55,000	47,869
Boost Newco Borrower LLC 7.500%, 01/15/31 (144A)	200,000	209,362
Gartner, Inc. 3.625%, 06/15/29 (144A)	65,000	58,850
3.750%, 10/01/30 (144A)	10,000	8,951
TriNet Group, Inc. 3.500%, 03/01/29 (144A)	30,000	26,907
United Rentals North America, Inc. 6.125%, 03/15/34 (144A)	140,000	140,174

		492,113

Computers—0.0%
Seagate HDD Cayman 4.091%, 06/01/29	10,000	9,225
9.625%, 12/01/32	7,650	8,716
Western Digital Corp. 2.850%, 02/01/29	10,000	8,700
3.100%, 02/01/32 (b)	10,000	8,052

		34,693

Diversified Financial Services—1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300%, 01/30/32 (b)	260,000	222,991
Aircastle Ltd. 5.250%, 5Y H15 + 4.410%, 06/15/26 (144A) (c)	35,000	33,338
Ally Financial, Inc. 4.700%, 5Y H15 + 3.868%, 05/15/26 (c)	35,000	30,007

Diversified Financial Services—(Continued)
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%, 01/30/32	175,000	142,225
Brookfield Finance, Inc. 3.900%, 01/25/28 (b)	185,000	178,134
Macquarie Airfinance Holdings Ltd. 6.400%, 03/26/29 (144A)	10,000	10,158
6.500%, 03/26/31 (144A)	15,000	15,267
Nationstar Mortgage Holdings, Inc. 5.000%, 02/01/26 (144A)	55,000	53,823
5.125%, 12/15/30 (144A) (b)	55,000	49,900
5.500%, 08/15/28 (144A)	110,000	105,279
Nomura Holdings, Inc. 2.710%, 01/22/29 (b)	245,000	217,669
OneMain Finance Corp. 3.500%, 01/15/27	305,000	283,132
3.875%, 09/15/28	15,000	13,381
4.000%, 09/15/30 (b)	70,000	59,909
5.375%, 11/15/29	40,000	37,609
Power Finance Corp. Ltd. 3.950%, 04/23/30 (144A)	200,000	182,378
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A)	1,270,000	1,173,382
3.625%, 03/01/29 (144A) (b)	365,000	328,334
3.625%, 03/01/29	720,000	647,673
3.875%, 03/01/31 (144A) (b)	1,330,000	1,158,695
4.000%, 10/15/33 (144A)	370,000	313,424

		5,256,708

Electric—0.6%
AES Corp. 3.950%, 07/15/30 (144A)	20,000	18,190
CEZ AS 0.875%, 12/02/26 (EUR)	175,000	174,172
3.000%, 06/05/28 (EUR)	125,000	130,618
Colbun SA 3.150%, 03/06/30	295,000	259,234
EDP Finance BV 1.710%, 01/24/28 (144A)	205,000	180,880
Electricite de France SA 4.875%, 09/21/38 (144A)	200,000	178,793
Empresas Publicas de Medellin ESP 4.250%, 07/18/29 (144A)	200,000	173,252
Enel Chile SA 4.875%, 06/12/28	110,000	107,278
Engie Energia Chile SA 3.400%, 01/28/30	305,000	263,874
Engie SA 1.250%, 10/24/41 (EUR)	200,000	142,738
Israel Electric Corp. Ltd. 3.750%, 02/22/32 (144A)	200,000	168,758
Korea East-West Power Co. Ltd. 1.750%, 05/06/25 (144A)	200,000	192,267
Naturgy Finance BV 1.500%, 01/29/28 (EUR)	200,000	201,401

BHFTI-218

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Orsted AS 2.125%, 05/17/27 (GBP)	215,000	$248,881

		2,440,336

Electronics—0.0%
Sensata Technologies, Inc. 3.750%, 02/15/31 (144A)	15,000	12,975

Engineering & Construction—0.2%
Cellnex Telecom SA 1.750%, 10/23/30 (EUR)	400,000	383,971
Fraport AG Frankfurt Airport Services Worldwide 1.875%, 03/31/28 (EUR)	355,000	356,556
Sydney Airport Finance Co. Pty. Ltd. 3.375%, 04/30/25 (144A)	40,000	39,028
TopBuild Corp. 4.125%, 02/15/32 (144A)	40,000	35,408

		814,963

Entertainment—0.1%
Everi Holdings, Inc. 5.000%, 07/15/29 (144A)	10,000	9,907
Light & Wonder International, Inc. 7.000%, 05/15/28 (144A) (b)	165,000	166,216
7.250%, 11/15/29 (144A)	60,000	61,594
7.500%, 09/01/31 (144A)	30,000	31,197
Warnermedia Holdings, Inc. 4.279%, 03/15/32	320,000	285,836

		554,750

Environmental Control—0.1%
Covanta Holding Corp. 4.875%, 12/01/29 (144A)	230,000	206,138

Food—0.2%
Fonterra Co-operative Group Ltd. 3.750%, 06/16/26 (AUD)	400,000	256,407
4.000%, 11/02/27 (AUD)	100,000	63,671
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.750%, 12/01/31	85,000	73,493
Pilgrim’s Pride Corp. 3.500%, 03/01/32	125,000	105,940
4.250%, 04/15/31	40,000	36,057
Post Holdings, Inc. 4.500%, 09/15/31 (144A) (b)	105,000	94,447
Sigma Alimentos SA de CV 4.125%, 05/02/26	200,000	193,548

		823,563

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion SA 4.500%, 08/01/24	200,000	198,960

Forest Products & Paper—(Continued)
Suzano Austria GmbH 2.500%, 09/15/28	255,000	225,059
3.125%, 01/15/32	125,000	103,842
3.750%, 01/15/31	60,000	53,039

		580,900

Healthcare-Products—0.1%
DH Europe Finance II SARL 0.750%, 09/18/31 (EUR)	140,000	126,837
Hologic, Inc. 3.250%, 02/15/29 (144A)	50,000	44,809
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250%, 04/01/29 (144A)	75,000	75,336

		246,982

Healthcare-Services—0.1%
Centene Corp. 2.500%, 03/01/31	275,000	226,194
2.625%, 08/01/31	5,000	4,104
3.000%, 10/15/30	185,000	158,618
Molina Healthcare, Inc. 3.875%, 05/15/32 (144A)	85,000	74,012
4.375%, 06/15/28 (144A)	60,000	56,402

		519,330

Holding Companies-Diversified—0.1%
CK Hutchison International 19 Ltd. 3.625%, 04/11/29 (144A) (b)	225,000	211,481

Home Builders—0.0%
Beazer Homes USA, Inc. 7.250%, 10/15/29	120,000	121,559

Household Products/Wares—0.1%
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/31	200,000	169,376

Insurance—0.2%
AIA Group Ltd. 3.200%, 03/11/25 (144A)	200,000	196,070
3.600%, 04/09/29	200,000	188,381
3.900%, 04/06/28 (144A)	260,000	250,488

		634,939

Internet—1.0%
Alibaba Group Holding Ltd. 3.400%, 12/06/27 (b)	240,000	226,932
Expedia Group, Inc. 2.950%, 03/15/31	400,000	349,066
Netflix, Inc. 4.875%, 06/15/30 (144A) (b)	265,000	263,146
5.375%, 11/15/29 (144A)	30,000	30,615
Tencent Holdings Ltd. 3.280%, 04/11/24 (144A)	200,000	199,885

BHFTI-219

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Uber Technologies, Inc. 4.500%, 08/15/29 (144A)	1,285,000	$1,219,231
6.250%, 01/15/28 (144A) (b)	780,000	783,190
7.500%, 09/15/27 (144A)	730,000	747,526
8.000%, 11/01/26 (144A)	15,000	15,180
Weibo Corp. 3.500%, 07/05/24	200,000	198,675

		4,033,446

Investment Companies—0.7%
ARES Capital Corp. 3.200%, 11/15/31	235,000	195,995
Blue Owl Capital Corp. 2.875%, 06/11/28 (b)	225,000	198,900
4.250%, 01/15/26	570,000	552,882
Blue Owl Technology Finance Corp. 2.500%, 01/15/27	160,000	142,063
4.750%, 12/15/25 (144A)	295,000	283,658
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/29	1,185,000	1,010,322
4.750%, 09/15/24	20,000	19,908
5.250%, 05/15/27	475,000	429,277
6.375%, 12/15/25	45,000	44,636

		2,877,641

Iron/Steel—0.0%
ArcelorMittal SA 6.750%, 03/01/41	95,000	98,486

Leisure Time—0.5%
Carnival Corp. 5.750%, 03/01/27 (144A)	95,000	94,025
7.000%, 08/15/29 (144A)	20,000	20,860
NCL Corp. Ltd. 5.875%, 03/15/26 (144A) (b)	425,000	419,539
5.875%, 02/15/27 (144A)	220,000	217,358
8.125%, 01/15/29 (144A)	95,000	100,527
NCL Finance Ltd. 6.125%, 03/15/28 (144A) (b)	240,000	237,004
Royal Caribbean Cruises Ltd. 4.250%, 07/01/26 (144A)	365,000	352,241
5.500%, 04/01/28 (144A)	450,000	444,782
6.250%, 03/15/32 (144A)	50,000	50,398

		1,936,734

Lodging—0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875%, 07/01/31 (144A)	70,000	62,673
5.000%, 06/01/29 (144A) (b)	50,000	46,630
Marriott Ownership Resorts, Inc. 4.500%, 06/15/29 (144A)	135,000	123,492

Lodging—(Continued)
Travel & Leisure Co. 4.500%, 12/01/29 (144A) (b)	530,000	487,353
4.625%, 03/01/30 (144A)	55,000	50,218

		770,366

Machinery-Diversified—0.1%
Ingersoll Rand, Inc. 5.700%, 08/14/33	140,000	143,617
John Deere Capital Corp. 0.450%, 06/07/24	125,000	123,853

		267,470

Media—1.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A) (b)	1,325,000	1,082,061
4.250%, 01/15/34 (144A)	545,000	411,395
4.500%, 08/15/30 (144A)	275,000	230,463
4.750%, 02/01/32 (144A)	135,000	110,177
5.125%, 05/01/27 (144A) (b)	60,000	57,166
5.500%, 05/01/26 (144A)	25,000	24,618
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 2.300%, 02/01/32 (b)	15,000	11,573
2.800%, 04/01/31	30,000	24,581
3.950%, 06/30/62	115,000	69,381
4.400%, 04/01/33	115,000	101,915
4.400%, 12/01/61	635,000	414,642
CSC Holdings LLC 3.375%, 02/15/31 (144A)	1,805,000	1,226,847
4.125%, 12/01/30 (144A)	400,000	286,020
4.500%, 11/15/31 (144A) (b)	405,000	286,727
4.625%, 12/01/30 (144A)	2,495,000	1,266,996
5.375%, 02/01/28 (144A)	200,000	172,025
6.500%, 02/01/29 (144A)	200,000	169,462
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875%, 08/15/27 (144A) (b)	40,000	37,842
DISH DBS Corp. 5.125%, 06/01/29	570,000	237,740
5.250%, 12/01/26 (144A) (b)	560,000	440,949
5.750%, 12/01/28 (144A)	105,000	72,162
Grupo Televisa SAB 7.250%, 05/14/43 (MXN)	6,000,000	223,766
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	15,000	10,536
5.250%, 08/15/27 (144A) (b)	240,000	174,671
Time Warner Cable LLC 4.500%, 09/15/42 (b)	45,000	33,291
5.500%, 09/01/41	30,000	24,973
Videotron Ltd. 5.125%, 04/15/27 (144A) (b)	230,000	225,125

		7,427,104

BHFTI-220

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—1.1%
Anglo American Capital PLC 2.625%, 09/10/30 (144A)	200,000	$170,256
5.625%, 04/01/30 (144A)	200,000	202,666
AngloGold Ashanti Holdings PLC 3.375%, 11/01/28 (b)	300,000	270,064
Antofagasta PLC 5.625%, 05/13/32	200,000	200,584
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A) (b)	285,000	253,030
Freeport-McMoRan, Inc. 4.375%, 08/01/28	325,000	312,251
5.400%, 11/14/34 (b)	540,000	533,448
Glencore Funding LLC 5.700%, 05/08/33 (144A) (b)	285,000	289,612
6.500%, 10/06/33 (144A) (b)	1,895,000	2,026,977

		4,258,888

Multi-National—0.3%
International Bank for Reconstruction & Development 1.200%, 07/22/26 (CAD)	1,315,000	906,739
Nordic Investment Bank 1.500%, 03/13/25 (NOK)	4,930,000	440,746

		1,347,485

Oil & Gas—0.7%
Civitas Resources, Inc. 8.625%, 11/01/30 (144A)	35,000	37,582
Continental Resources, Inc. 2.875%, 04/01/32 (144A)	418,000	340,667
5.750%, 01/15/31 (144A) (b)	517,000	513,920
Ecopetrol SA 5.875%, 05/28/45	325,000	242,704
Empresa Nacional del Petroleo 3.450%, 09/16/31 (144A) (b)	205,000	175,050
EQT Corp. 3.625%, 05/15/31 (144A)	155,000	136,417
5.000%, 01/15/29	25,000	24,490
Equinor ASA 3.625%, 04/06/40	355,000	295,774
Leviathan Bond Ltd. 6.500%, 06/30/27 (144A)	40,000	38,556
6.750%, 06/30/30 (144A)	45,000	41,637
Matador Resources Co. 6.875%, 04/15/28 (144A)	20,000	20,462
Ovintiv, Inc. 6.250%, 07/15/33 (b)	55,000	57,183
6.500%, 08/15/34 (b)	105,000	111,383
6.500%, 02/01/38	5,000	5,209
6.625%, 08/15/37 (b)	25,000	26,098
7.200%, 11/01/31	5,000	5,420
7.375%, 11/01/31 (b)	10,000	10,957
8.125%, 09/15/30	10,000	11,281
QatarEnergy 2.250%, 07/12/31 (144A)	305,000	255,288

Oil & Gas—(Continued)
Raizen Fuels Finance SA 5.300%, 01/20/27 (144A)	200,000	198,749
Southwestern Energy Co. 4.750%, 02/01/32 (b)	30,000	27,617
Viper Energy, Inc. 7.375%, 11/01/31 (144A)	40,000	41,583

		2,618,027

Packaging & Containers—0.0%
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	106,542

Pharmaceuticals—1.2%
Bausch Health Cos., Inc. 4.875%, 06/01/28 (144A)	1,250,000	682,130
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	250,000	243,260
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/26	495,000	462,771
4.100%, 10/01/46	2,080,000	1,433,957
4.750%, 05/09/27	750,000	726,056
7.875%, 09/15/29	605,000	649,413
8.125%, 09/15/31	430,000	471,624

		4,669,211

Pipelines—0.3%
EnLink Midstream LLC 6.500%, 09/01/30 (144A) (b)	10,000	10,288
EnLink Midstream Partners LP 5.450%, 06/01/47 (b)	60,000	52,217
Hess Midstream Operations LP 4.250%, 02/15/30 (144A)	85,000	78,107
5.625%, 02/15/26 (144A)	40,000	39,680
Plains All American Pipeline LP/PAA Finance Corp. 3.550%, 12/15/29 (b)	65,000	59,650
3.800%, 09/15/30 (b)	90,000	82,468
Targa Resources Corp. 6.125%, 03/15/33	115,000	119,976
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000%, 01/15/32	35,000	31,503
4.875%, 02/01/31	15,000	14,359
5.500%, 03/01/30 (b)	20,000	19,902
Venture Global Calcasieu Pass LLC 3.875%, 11/01/33 (144A) (b)	115,000	97,704
4.125%, 08/15/31 (144A) (b)	160,000	142,272
6.250%, 01/15/30 (144A)	20,000	20,121
Western Midstream Operating LP 4.050%, 02/01/30	60,000	55,982
5.250%, 02/01/50	50,000	44,726
5.300%, 03/01/48	80,000	70,189
5.450%, 04/01/44 (b)	15,000	13,787
5.500%, 08/15/48	10,000	8,844
6.150%, 04/01/33	85,000	87,152

		1,048,927

BHFTI-221

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.2%
Blackstone Property Partners Europe Holdings SARL 1.625%, 04/20/30 (EUR)	215,000	$193,031
GAIF Bond Issuer Pty. Ltd. 3.400%, 09/30/26 (144A)	215,000	204,857
Logicor Financing SARL 1.625%, 01/17/30 (EUR)	215,000	200,416
2.000%, 01/17/34 (EUR)	140,000	118,196

		716,500

Real Estate Investment Trusts—0.3%
EPR Properties 3.600%, 11/15/31	30,000	25,073
GLP Capital LP/GLP Financing II, Inc. 3.250%, 01/15/32	45,000	37,882
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	155,000	145,419
Prologis Euro Finance LLC 0.250%, 09/10/27 (EUR)	320,000	308,755
Prologis LP 2.250%, 06/30/29 (GBP)	135,000	150,582
Realty Income Corp. 1.625%, 12/15/30 (GBP)	125,000	127,228
5.125%, 07/06/34 (EUR)	100,000	117,703
SBA Communications Corp. 3.125%, 02/01/29 (b)	175,000	154,439
VICI Properties LP/VICI Note Co., Inc. 4.250%, 12/01/26 (144A)	90,000	86,532

		1,153,613

Retail—0.1%
1011778 BC ULC/New Red Finance, Inc. 4.000%, 10/15/30 (144A)	165,000	147,015
Asbury Automotive Group, Inc. 4.625%, 11/15/29 (144A) (b)	40,000	36,913
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	170,000	153,205
4.375%, 01/15/31 (144A)	15,000	13,436
Yum! Brands, Inc. 4.625%, 01/31/32 (b)	200,000	184,564

		535,133

Semiconductors—0.9%
Broadcom, Inc. 2.450%, 02/15/31 (144A) (b)	415,000	349,854
2.600%, 02/15/33 (144A)	690,000	560,391
3.187%, 11/15/36 (144A)	85,000	67,647
3.419%, 04/15/33 (144A)	680,000	589,492
3.469%, 04/15/34 (144A)	625,000	535,568
4.150%, 04/15/32 (144A)	330,000	306,154
Micron Technology, Inc. 5.875%, 02/09/33 (b)	835,000	864,061
SK Hynix, Inc. 2.375%, 01/19/31 (144A)	300,000	246,636

		3,519,803

Software—0.1%
MSCI, Inc. 3.250%, 08/15/33 (144A)	50,000	41,192
UKG, Inc. 6.875%, 02/01/31 (144A)	85,000	86,592
VMware LLC 2.200%, 08/15/31 (b)	260,000	211,584

		339,368

Telecommunications—0.5%
America Movil SAB de CV 2.125%, 03/10/28 (EUR)	235,000	241,119
2.875%, 05/07/30	200,000	176,851
Bharti Airtel Ltd. 3.250%, 06/03/31	305,000	268,018
CommScope Technologies LLC 5.000%, 03/15/27 (144A)	340,000	131,322
CommScope, Inc. 4.750%, 09/01/29 (144A) (b)	185,000	133,200
KT Corp. 2.500%, 07/18/26 (144A)	210,000	197,580
Ooredoo International Finance Ltd. 2.625%, 04/08/31 (144A)	250,000	214,527
T-Mobile USA, Inc. 3.875%, 04/15/30	355,000	332,558
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	205,884

		1,901,059

Transportation—0.1%
Canadian Pacific Railway Co. 1.750%, 12/02/26	265,000	243,405
Rand Parent LLC 8.500%, 02/15/30 (144A) (b)	165,000	163,393

		406,798

Total Corporate Bonds & Notes (Cost $72,729,995)		67,001,954

Foreign Government—7.3%

Banks—0.1%
Corp. Financiera de Desarrollo SA 2.400%, 09/28/27 (144A)	365,000	325,306

Oil & Gas—0.1%
Korea National Oil Corp. 2.125%, 04/18/27 (144A)	240,000	220,023

Regional Government—0.3%
New South Wales Treasury Corp. 2.000%, 03/08/33 (AUD)	1,480,000	786,443
Province of Quebec 2.300%, 09/01/29 (CAD)	310,000	211,650
4.500%, 09/08/33 (b)	310,000	306,774

		1,304,867

BHFTI-222

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—6.8%
Australia Government Bonds 0.500%, 09/21/26 (AUD)	1,685,000	$1,017,936
3.000%, 11/21/33 (AUD)	540,000	324,793
Brazil Government International Bond 6.000%, 10/20/33	325,000	321,711
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	5,875,000	1,126,410
10.000%, 01/01/35 (BRL)	3,297,000	617,425
Canada Government Bond 0.500%, 09/01/25 (CAD)	2,780,000	1,946,647
Chile Government International Bond 2.550%, 01/27/32	350,000	295,358
Colombia Government International Bonds 3.875%, 04/25/27	200,000	187,901
7.500%, 02/02/34	200,000	204,280
Colombia TES 6.250%, 11/26/25 (COP)	1,305,500,000	328,253
7.500%, 08/26/26 (COP)	4,868,600,000	1,215,513
Dominican Republic International Bonds 4.500%, 01/30/30 (144A)	235,000	213,833
4.875%, 09/23/32 (144A)	150,000	134,291
6.000%, 07/19/28 (144A)	200,000	198,583
8.625%, 04/20/27 (144A)	200,000	207,850
Ecuador Government International Bond 6.000%, 07/31/30 (d)	435,000	294,686
Export-Import Bank of India 2.250%, 01/13/31 (144A)	310,000	256,211
Indonesia Government International Bonds 2.850%, 02/14/30	200,000	178,250
4.125%, 01/15/25 (144A)	200,000	198,499
Indonesia Treasury Bonds 7.000%, 09/15/30 (IDR)	5,500,000,000	353,575
7.500%, 05/15/38 (IDR)	6,358,000,000	423,807
Ireland Government Bond
Zero Coupon, 10/18/31 (EUR)	405,000	360,186
Italy Buoni Poliennali Del Tesoro 1.350%, 04/01/30 (EUR)	895,000	865,789
2.000%, 02/01/28 (EUR)	325,000	336,770
Japan Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (e)	90,177,495	624,594
Japan Government Ten Year Bond 0.400%, 06/20/33 (JPY)	92,300,000	596,243
Korea Treasury Bonds 1.125%, 09/10/25 (KRW)	500,000,000	359,710
3.500%, 09/10/28 (KRW)	495,000,000	370,195
Mexico Bonos 5.750%, 03/05/26 (MXN)	24,011,500	1,335,744
7.500%, 06/03/27 (MXN)	8,252,400	469,104
8.500%, 05/31/29 (MXN)	17,929,200	1,043,247
Mexico Government International Bonds 3.500%, 02/12/34	200,000	166,343
4.000%, 03/15/15 (EUR)	100,000	84,844
Netherlands Government Bond
Zero Coupon, 01/15/29 (144A) (EUR)	450,000	431,254
New Zealand Government Bonds 0.500%, 05/15/24 (NZD)	1,150,000	683,150

Sovereign—(Continued)
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	690,000	338,565
3.000%, 04/20/29 (NZD)	455,000	255,095
Norway Government Bonds 1.750%, 02/17/27 (144A) (NOK)	4,250,000	371,192
2.000%, 04/26/28 (144A) (NOK)	7,595,000	658,236
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	192,401
Peruvian Government International Bonds 2.392%, 01/23/26	125,000	118,281
3.000%, 01/15/34	245,000	200,471
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	274,983
Republic of Poland Government Bonds 1.250%, 10/25/30 (PLN)	3,000,000	585,261
3.250%, 07/25/25 (PLN)	1,445,000	352,999
Republic of South Africa Government Bonds 7.000%, 02/28/31 (ZAR)	11,655,000	495,553
8.875%, 02/28/35 (ZAR)	5,960,000	250,861
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	698,784
Romania Government International Bond 2.000%, 04/14/33 (144A) (EUR)	120,000	99,204
Singapore Government Bond 2.125%, 06/01/26 (SGD)	1,120,000	808,037
Spain Government Bonds 1.600%, 04/30/25 (144A) (EUR)	180,000	190,600
1.950%, 07/30/30 (144A) (EUR)	310,000	316,955
Sweden Government Bond 0.125%, 05/12/31 (SEK)	4,200,000	335,886
Turkey Government International Bond 5.250%, 03/13/30	590,000	532,475
United Kingdom Gilt 2.750%, 09/07/24 (GBP)	215,000	268,951
3.250%, 01/31/33 (GBP)	410,000	493,553
4.125%, 01/29/27 (GBP)	585,000	738,505
Uruguay Government International Bonds 4.375%, 01/23/31 (b)	170,000	166,201
8.250%, 05/21/31 (UYU)	9,950,000	252,514

		26,768,548

Total Foreign Government (Cost $31,275,847)		28,618,744

U.S. Treasury & Government Agencies—2.1%

U.S. Treasury—2.1%
U.S. Treasury Bonds 2.250%, 02/15/52	1,085,000	713,684
3.625%, 05/15/53	1,430,000	1,256,389
4.125%, 08/15/53	260,000	249,885
U.S. Treasury Inflation-Indexed Notes 0.375%, 07/15/27 (e)	1,285,802	1,223,438
U.S. Treasury Notes 3.375%, 05/15/33	1,885,000	1,765,862
3.750%, 06/30/30	650,000	632,785

BHFTI-223

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.125%, 06/15/26	155,000	$153,474
4.625%, 02/28/26 (f)	2,200,000	2,198,195

Total U.S. Treasury & Government Agencies (Cost $8,341,893)		8,193,712

Convertible Bonds—1.9%

Airlines—0.2%
Southwest Airlines Co. 1.250%, 05/01/25	915,000	925,980

Biotechnology—0.4%
BioMarin Pharmaceutical, Inc. 1.250%, 05/15/27 (b)	1,580,000	1,558,354

Healthcare-Services—0.3%
Teladoc Health, Inc. 1.250%, 06/01/27	1,605,000	1,352,212

Internet—0.1%
Etsy, Inc. 0.125%, 09/01/27	45,000	37,661
0.250%, 06/15/28	95,000	74,812
Spotify USA, Inc.
Zero Coupon, 03/15/26	70,000	64,260
Uber Technologies, Inc.
Zero Coupon, 12/15/25	130,000	145,925
Zillow Group, Inc. 1.375%, 09/01/26	10,000	12,319

		334,977

Leisure Time—0.1%
Carnival Corp. 5.750%, 12/01/27	275,000	413,875
NCL Corp. Ltd. 1.125%, 02/15/27	75,000	70,733

		484,608

Media—0.7%
DISH Network Corp.
Zero Coupon, 12/15/25	975,000	711,750
3.375%, 08/15/26	2,945,000	1,833,262

		2,545,012

Oil & Gas—0.0%
Northern Oil & Gas, Inc. 3.625%, 04/15/29	45,000	54,788

Software—0.1%
Splunk, Inc. 1.125%, 06/15/27	135,000	134,635

Software—(Continued)
Unity Software, Inc.
Zero Coupon, 11/15/26	45,000	38,138

		172,773

Total Convertible Bonds (Cost $9,168,108)		7,428,704

Floating Rate Loans (g)—0.3%

Aerospace/Defense—0.0%
TransDigm, Inc. 2023 Term Loan I, 08/24/28 (h)	20,636	20,728
2023 Term Loan J, 8.598%, 1M TSFR + 3.250%, 02/14/31	14,963	15,051

		35,779

Building Materials—0.0%
Summit Materials LLC 2023 Incremental Term Loan B, 7.826%, 3M TSFR + 2.500%, 01/12/29	110,000	110,707

Commercial Services—0.0%
GTCR W Merger Sub LLC USD Term Loan B, 8.309%, 1M TSFR + 3.000%, 01/31/31	45,000	45,186

Entertainment—0.0%
Light and Wonder International, Inc. 2024 Term Loan, 8.075%, 1M TSFR + 5.325%, 04/14/29	10,000	10,033

Healthcare-Services—0.1%
Star Parent, Inc. Term Loan B, 9.309%, 3M TSFR + 4.000%, 09/27/30	142,633	141,893

Insurance—0.0%
HUB International Ltd. 2024 Term Loan B, 8.574%, 3M TSFR + 5.324%, 06/20/30	34,913	34,958
Truist Insurance Holdings LLC 1st Lien Term Loan, 03/24/31 (h)	75,000	74,968

		109,926

Internet—0.0%
Uber Technologies, Inc. 2023 Term Loan B, 8.079%, 3M TSFR + 5.329%, 03/03/30	55,257	55,564

Leisure Time—0.1%
Carnival Corp. 2021 Incremental Term Loan B, 8.695%, 1M TSFR + 5.445%, 10/18/28	324,367	325,043
2023 Term Loan B, 8.319%, 1M TSFR + 3.000%, 08/08/27	179,615	180,008

		505,051

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Schedule of Investments as of March 31, 2024 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Lodging—0.1%
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B, 8.076%, 1M TSFR + 2.750%, 01/17/31	135,000	$135,401

Retail—0.0%
1011778 B.C. Unlimited Liability Co. 2023 Term Loan B5, 7.580%, 1M TSFR + 2.250%, 09/20/30	74,813	74,850
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2, 01/29/31 (h)	45,000	45,239

		120,089

Total Floating Rate Loans (Cost $1,260,027)		1,269,629

Municipals — 0.1%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $609,838)	610,000	525,790

Convertible Preferred Stock—0.0%

Pipelines—0.0%
El Paso Energy Capital Trust I 4.750%, 03/31/28 (Cost $130,393)	2,834	135,919

Short-Term Investments—1.2%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $3,551,258; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $3,621,339.	3,550,271	3,550,271

U.S. Treasury—0.3%
U.S. Treasury Bill 5.084%, 08/01/24 (i)	1,155,000	1,134,768

Total Short-Term Investments (Cost $4,685,818)		4,685,039

Securities Lending Reinvestments (j)—3.0%

Repurchase Agreements—2.0%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,113,822.	1,000,000	1,000,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $400,182; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $409,337.	400,000	400,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $2,211,563; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $2,254,798.	2,210,587	2,210,587
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $2,599,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $2,649,815.	2,597,858	2,597,858
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $1,500,685; collateralized by various Common Stock with an aggregate market value of $1,673,269.	1,500,000	1,500,000

		7,708,445

Mutual Funds—1.0%
Allspring Government Money Market Fund, Select Class 5.250% (k)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (k)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (k)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (k)	600,000	600,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.220% (k)	1,000,000	1,000,000

		4,100,000

Total Securities Lending Reinvestments (Cost $11,808,445)		11,808,445

Total Investments—100.4% (Cost $318,708,013)		395,203,211
Other assets and liabilities (net)—(0.4)%		(1,550,869)

Net Assets—100.0%		$393,652,342

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $18,012,463 and the collateral received consisted of cash in the amount of $11,808,445 and non-cash collateral with a value of $8,503,612. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset-and mortgage-backed securities, the coupon rate may fluctuate based on changes

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Schedule of Investments as of March 31, 2024 (Unaudited)

of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $1,119,081.
(g)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(h)	This loan will settle after March 31, 2024, at which time the interest rate will be determined.
(i)	The rate shown represents current yield to maturity.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $40,260,296, which is 10.2% of net assets.

Country Diversification as of March 31, 2024 (Unaudited)	% of Net Assets
United States	67.7
France	3.6
Sweden	2.6
United Kingdom	2.6
Netherlands	2.5
Japan	2.3
Taiwan	1.8
Mexico	1.3
Canada	1.1
Israel	1.1

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	11,267,000	MSC	06/18/24	USD	12,313,963	$(121,239)
GBP	659,000	UBSA	06/18/24	USD	844,853	(12,761)
JPY	816,996,000	MSC	06/18/24	USD	5,637,270	(176,322)

Contracts to Deliver
AUD	2,345,000	HSBCU	06/18/24	USD	1,553,680	22,288
CAD	2,075,000	CBNA	06/18/24	USD	1,540,115	6,551
COP	5,516,862,000	UBSA	06/18/24	USD	1,390,163	(19,221)
IDR	12,100,000,000	UBSA	06/20/24	USD	775,094	13,549
KRW	935,594,000	BOA	06/18/24	USD	714,543	16,684
MXN	29,008,000	BOA	06/18/24	USD	1,706,734	(17,157)
MXN	10,471,000	BOA	06/18/24	USD	622,348	75
NZD	660,000	MSC	06/18/24	USD	402,488	8,148

Cross Currency Contracts to Buy
EUR	332,815	MSC	06/18/24	NOK	3,786,000	10,794

Net Unrealized Depreciation						$(268,611)

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Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/18/24	107	USD	12,886,813	$109,166
U.S. Treasury Note 10 Year Futures	06/18/24	74	USD	8,198,969	53,187
U.S. Treasury Note 2 Year Futures	06/28/24	9	USD	1,840,359	(1,834)
U.S. Treasury Ultra Long Bond Futures	06/18/24	28	USD	3,612,000	42,144

Futures Contracts—Short
U.S. Treasury Note 5 Year Futures	06/28/24	(72)	USD	(7,705,125)	40,746
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	(88)	USD	(10,085,625)	(31,723)

Net Unrealized Appreciation					$211,686

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America NA
(CBNA)—	Citibank NA
(HSBCU)—	HSBC Bank USA
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(CPI)—	Consumer Price Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.

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Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$6,974,246	$—	$—	$6,974,246
Broadline Retail	13,807,728	—	—	13,807,728
Building Products	3,185,422	—	—	3,185,422
Capital Markets	24,301,699	4,423,309	—	28,725,008
Chemicals	11,219,364	—	—	11,219,364
Commercial Services & Supplies	826,577	—	—	826,577
Construction & Engineering	—	2,209,771	—	2,209,771
Consumer Staples Distribution & Retail	7,750,493	—	—	7,750,493
Electrical Equipment	—	4,015,430	—	4,015,430
Electronic Equipment, Instruments & Components	—	3,328,183	—	3,328,183
Financial Services	11,088,631	—	—	11,088,631
Health Care Providers & Services	8,223,398	—	—	8,223,398
Hotels, Restaurants & Leisure	9,329,643	—	—	9,329,643
Interactive Media & Services	11,336,352	—	—	11,336,352
IT Services	7,223,699	6,443,901	—	13,667,600
Life Sciences Tools & Services	21,762,590	—	—	21,762,590
Machinery	13,286,124	9,659,807	—	22,945,931
Oil, Gas & Consumable Fuels	4,518,871	—	—	4,518,871
Semiconductors & Semiconductor Equipment	13,758,179	16,154,796	—	29,912,975
Software	20,357,592	—	—	20,357,592
Specialty Retail	17,431,661	—	—	17,431,661
Textiles, Apparel & Luxury Goods	5,590,964	7,326,845	—	12,917,809
Total Common Stocks	211,973,233	53,562,042	—	265,535,275
Total Corporate Bonds & Notes*	—	67,001,954	—	67,001,954
Total Foreign Government*	—	28,618,744	—	28,618,744
Total U.S. Treasury & Government Agencies*	—	8,193,712	—	8,193,712
Total Convertible Bonds*	—	7,428,704	—	7,428,704
Total Floating Rate Loans*	—	1,269,629	—	1,269,629
Total Municipals*	—	525,790	—	525,790
Total Convertible Preferred Stock*	135,919	—	—	135,919
Total Short-Term Investments*	—	4,685,039	—	4,685,039
Securities Lending Reinvestments
Repurchase Agreements	—	7,708,445	—	7,708,445
Mutual Funds	4,100,000	—	—	4,100,000
Total Securities Lending Reinvestments	4,100,000	7,708,445	—	11,808,445
Total Investments	$216,209,152	$178,994,059	$—	$395,203,211

Collateral for Securities Loaned (Liability)	$—	$(11,808,445)	$—	$(11,808,445)

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Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$78,089	$—	$78,089
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(346,700)	—	(346,700)
Total Forward Contracts	$—	$(268,611)	$—	$(268,611)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$245,243	$—	$—	$245,243
Futures Contracts (Unrealized Depreciation)	(33,557)	—	—	(33,557)
Total Futures Contracts	$211,686	$—	$—	$211,686

*	See Schedule of Investments for additional detailed categorizations.

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Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.8%
Boeing Co. (a)	792,696	$152,982,401

Air Freight & Logistics—1.4%
Expeditors International of Washington, Inc. (b)	354,310	43,073,467

Automobiles—4.7%
Tesla, Inc. (a)	838,542	147,407,298

Beverages—2.8%
Monster Beverage Corp. (a)	1,477,023	87,557,923

Biotechnology—4.6%
Regeneron Pharmaceuticals, Inc. (a)	69,904	67,281,901
Vertex Pharmaceuticals, Inc. (a)	187,961	78,569,578

		145,851,479

Broadline Retail—6.5%
Alibaba Group Holding Ltd. (ADR)	293,464	21,235,055
Amazon.com, Inc. (a)	1,014,105	182,924,260

		204,159,315

Capital Markets—2.6%
FactSet Research Systems, Inc. (b)	93,356	42,420,033
SEI Investments Co.	531,793	38,235,917

		80,655,950

Entertainment—8.3%
Netflix, Inc. (a)	251,604	152,806,657
Walt Disney Co.	900,471	110,181,632

		262,988,289

Financial Services—7.3%
Block, Inc. (a) (b)	450,420	38,096,524
PayPal Holdings, Inc. (a)	408,493	27,364,946
Visa, Inc. - Class A (b)	593,842	165,729,425

		231,190,895

Health Care Equipment & Supplies—1.4%
Intuitive Surgical, Inc. (a)	108,172	43,170,364

Hotels, Restaurants & Leisure—2.9%
Starbucks Corp.	500,160	45,709,623
Yum China Holdings, Inc.	286,908	11,416,069
Yum! Brands, Inc.	245,203	33,997,396

		91,123,088

Interactive Media & Services—13.6%
Alphabet, Inc. - Class A (a)	938,320	141,620,638
Alphabet, Inc. - Class C (a)	303,569	46,221,416
Meta Platforms, Inc. - Class A	495,818	240,759,304

		428,601,358

IT Services—1.8%
Shopify, Inc. - Class A (a)	746,736	57,625,617

Life Sciences Tools & Services—2.5%
Illumina, Inc. (a)	263,275	36,152,923
Thermo Fisher Scientific, Inc.	73,090	42,480,639

		78,633,562

Machinery—0.6%
Deere & Co.	43,692	17,946,052

Pharmaceuticals—4.1%
Novartis AG (ADR)	354,335	34,274,824
Novo Nordisk AS (ADR)	532,650	68,392,260
Roche Holding AG (ADR) (b)	806,041	25,728,829

		128,395,913

Semiconductors & Semiconductor Equipment—9.4%
NVIDIA Corp.	265,364	239,772,296
QUALCOMM, Inc.	342,982	58,066,852

		297,839,148

Software—16.8%
Autodesk, Inc. (a)	357,320	93,053,274
Microsoft Corp.	381,369	160,449,566
Oracle Corp.	1,074,295	134,942,195
Salesforce, Inc.	358,739	108,045,012
Workday, Inc. - Class A (a) (b)	124,499	33,957,102

		530,447,149

Total Common Stocks (Cost $1,931,594,051)		3,029,649,268

Short-Term Investment—3.8%

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $120,605,144; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $122,983,128.	120,571,652	120,571,652

Total Short-Term Investments (Cost $120,571,652)		120,571,652

Securities Lending Reinvestments (c)—2.9%

Certificates of Deposit—0.3%
MUFG Bank Ltd. (London)
Zero Coupon, 06/04/24	2,000,000	1,979,840
5.510%, SOFR + 0.200%, 09/23/24 (d)	4,000,000	4,000,000
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	2,000,000	2,003,932

		7,983,772

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Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.1%
Ciesco LLC 5.340%, 04/01/24	2,000,000	$1,998,792

Repurchase Agreements—1.7%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $5,002,271; collateralized by various Common Stock with an aggregate market value of $5,569,109.	5,000,000	5,000,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.670%, due on 07/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,140,379.	10,000,000	10,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $7,417,327; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $7,562,346.	7,414,064	7,414,064
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $10,010,597; collateralized by various Common Stock with an aggregate market value of $11,141,386.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,836.	1,000,000	1,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $4,021,739; collateralized by various Common Stock with an aggregate market value of $4,445,135.	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $8,003,613; collateralized by various Common Stock with an aggregate market value of $8,905,019.	8,000,000	8,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $144,065; collateralized by various Common Stock with an aggregate market value of $160,499.	144,000	144,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $7,003,162; collateralized by various Common Stock with an aggregate market value of $7,701,159.	7,000,000	7,000,000

		52,558,064

Time Deposits—0.3%
Banco Santander SA (NY) 5.310%, 04/01/24	2,000,000	2,000,000

Time Deposits—(Continued)
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA 5.280%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	2,000,000	2,000,000
National Bank of Canada 5.390%, OBFR + 0.070%, 04/05/24 (d)	2,000,000	2,000,000

		10,000,000

Mutual Funds—0.5%
AB Government Money Market Portfolio, Institutional Class 5.210% (e)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (e)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (e)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund 5.260% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (e)	3,000,000	3,000,000

		17,000,000

Total Securities Lending Reinvestments (Cost $89,538,469)		89,540,628

Total Investments—102.8% (Cost $2,141,704,172)		3,239,761,548
Other assets and liabilities (net)—(2.8)%		(88,760,419)

Net Assets—100.0%		$3,151,001,129

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $167,415,613 and the collateral received consisted of cash in the amount of $89,500,848 and non-cash collateral with a value of $80,976,393. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

BHFTI-231

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,029,649,268	$—	$—	$3,029,649,268
Total Short-Term Investment*	—	120,571,652	—	120,571,652
Securities Lending Reinvestments
Certificates of Deposit	—	7,983,772	—	7,983,772
Commercial Paper	—	1,998,792	—	1,998,792
Repurchase Agreements	—	52,558,064	—	52,558,064
Time Deposits	—	10,000,000	—	10,000,000
Mutual Funds	17,000,000	—	—	17,000,000
Total Securities Lending Reinvestments	17,000,000	72,540,628	—	89,540,628
Total Investments	$3,046,649,268	$193,112,280	$—	$3,239,761,548

Collateral for Securities Loaned (Liability)	$—	$(89,500,848)	$—	$(89,500,848)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-232

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—74.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—74.2%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	52,792,532	$498,361,501
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	3,521,778	65,328,986
MetLife MSCI EAFE Index Portfolio (Class A) (a)	9,335,210	146,656,142
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,138,472	39,219,574
MetLife Stock Index Portfolio (Class A) (a)	3,217,651	215,614,823

Total Mutual Funds
(Cost $955,554,480)		965,181,026

Short-Term Investments—25.9%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $1,447,378; collateralized by U.S. Treasury Note at 0.625%, maturing 01/15/26, with a market value of $1,475,956.	1,446,976	1,446,976

U.S. Treasury—25.8%
U.S. Treasury Bills
2.669%, 04/02/24 (b)	135,800,000	135,780,306

U.S. Treasury—(Continued)
U.S. Treasury Bills
5.149%, 05/02/24 (b) (c) (d)	200,940,000	200,026,479

		335,806,785

Total Short-Term Investments
(Cost $337,264,137)		337,253,761

Total Investments—100.1%
(Cost $1,292,818,617)		1,302,434,787
Other assets and liabilities (net)—(0.1)%		(1,369,672)

Net Assets—100.0%		$1,301,065,115

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $20,904,529.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2024, the market value of securities pledged was $18,415,895.

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024
MetLife Aggregate Bond Index Portfolio	$500,723,775	$2,015,718	$(171,121)	$(9,927,550)	$5,720,679	$498,361,501
MetLife Mid Cap Stock Index Portfolio	62,951,383	—	(3,616,107)	(2,137,809)	8,131,519	65,328,986
MetLife MSCI EAFE Index Portfolio	143,888,386	—	(5,476,513)	3,267,584	4,976,685	146,656,142
MetLife Russell 2000 Index Portfolio	38,652,957	—	(1,344,102)	(2,226,026)	4,136,745	39,219,574
MetLife Stock Index Portfolio	208,048,469	—	(13,437,326)	10,719,534	10,284,146	215,614,823

	$954,264,970	$2,015,718	$(24,045,169)	$(304,267)	$33,249,774	$965,181,026

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/21/24	1,225	USD	144,372,375	$1,411,362
Russell 2000 Index E-Mini Futures	06/21/24	352	USD	37,767,840	656,418
S&P 500 Index E-Mini Future	06/21/24	798	USD	211,809,150	4,663,742
S&P Midcap 400 Index E-Mini Futures	06/21/24	207	USD	63,702,180	1,862,071

Net Unrealized Appreciation					$8,593,593

BHFTI-233

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.710%	Annually	04/24/34	USD	59,000,000	$(565,055)	$(5,763)	$(559,292)
Pay	12M SOFR	Annually	3.720%	Annually	06/14/34	USD	59,000,000	(381,653)	724	(382,377)
Pay	12M SOFR	Annually	3.820%	Annually	03/15/34	USD	59,000,000	(108,531)	28,290	(136,821)
Pay	12M SOFR	Annually	3.880%	Annually	05/15/34	USD	59,000,000	311,727	(20,414)	332,141
Pay	12M SOFR	Annually	4.240%	Annually	02/13/34	USD	59,000,000	1,901,198	6,893	1,894,305
Pay	12M SOFR	Annually	4.400%	Annually	01/11/34	USD	59,000,000	2,640,769	26,684	2,614,085

Totals								$3,798,455	$36,414	$3,762,041

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$965,181,026	$—	$—	$965,181,026
Total Short-Term Investments*	—	337,253,761	—	337,253,761
Total Investments	$965,181,026	$337,253,761	$—	$1,302,434,787

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,593,593	$—	$—	$8,593,593
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,840,531	$—	$4,840,531
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,078,490)	—	(1,078,490)
Total Centrally Cleared Swap Contracts	$—	$3,762,041	$—	$3,762,041

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-234

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—93.3% of Net Assets

Security Description	Shares	Value

Biotechnology—2.1%
Alnylam Pharmaceuticals, Inc. (a)	5,197	$776,692
Argenx SE (ADR) (a)	6,687	2,632,805
Intellia Therapeutics, Inc. (a) (b)	118,279	3,253,855
ProKidney Corp. (a) (b)	548,173	899,004
Roivant Sciences Ltd. (a) (b)	1,581,654	16,670,633

		24,232,989

Broadline Retail—4.9%
Global-e Online Ltd. (a) (b)	1,519,404	55,230,335

Capital Markets—0.7%
Coinbase Global, Inc. - Class A (a) (b)	31,679	8,398,737

Chemicals—0.2%
Ginkgo Bioworks Holdings, Inc. (a) (b)	2,213,499	2,567,659

Entertainment—4.2%
ROBLOX Corp. - Class A (a)	1,237,950	47,264,931

Financial Services—11.0%
Adyen NV (a)	33,577	56,876,707
Affirm Holdings, Inc. (a) (b)	1,825,857	68,031,432

		124,908,139

Ground Transportation—1.5%
Grab Holdings Ltd. - Class A (a)	5,484,436	17,221,129

Health Care Equipment & Supplies—0.8%
DexCom, Inc. (a)	28,463	3,947,818
Penumbra, Inc. (a) (b)	25,360	5,659,845

		9,607,663

Health Care Providers & Services—2.7%
agilon health, Inc. (a) (b)	5,033,906	30,706,827

Health Care Technology—1.5%
Doximity, Inc. - Class A (a) (b)	640,674	17,240,537

Hotels, Restaurants & Leisure—8.9%
DoorDash, Inc. - Class A (a)	731,974	100,807,459

IT Services—11.6%
Cloudflare, Inc. - Class A (a) (b)	1,033,394	100,063,541
Fastly, Inc. - Class A (a) (b)	1,269,299	16,462,808
MongoDB, Inc. (a) (b)	44,249	15,869,461

		132,395,810

Leisure Products—1.1%
Peloton Interactive, Inc. - Class A (a) (b)	3,036,079	13,009,599

Life Sciences Tools & Services—1.4%
10X Genomics, Inc. - Class A (a) (b)	424,317	15,924,617

Media—6.1%
Trade Desk, Inc. - Class A (a)	797,474	69,715,177

Pharmaceuticals—4.5%
Royalty Pharma PLC - Class A (b)	1,690,153	51,329,947

Software—18.1%
Aurora Innovation, Inc. (a) (b)	5,559,098	15,676,656
Bill Holdings, Inc. (a) (b)	432,525	29,723,118
HubSpot, Inc. (a)	10,081	6,316,351
Klaviyo, Inc. - Class A (a) (b)	152,997	3,898,364
MicroStrategy, Inc. - Class A (a) (b)	33,863	57,721,515
Procore Technologies, Inc. (a)	348,634	28,647,256
Samsara, Inc. - Class A (a) (b)	1,407,476	53,188,518
Zscaler, Inc. (a) (b)	59,344	11,431,435

		206,603,213

Specialty Retail—8.4%
Carvana Co. (a) (b)	1,082,391	95,152,993

Textiles, Apparel & Luxury Goods—3.6%
On Holding AG - Class A (a) (b)	1,172,529	41,484,076

Total Common Stocks (Cost $1,028,624,818)		1,063,801,837

Convertible Preferred Stocks—1.9%

Software—1.9%
Databricks, Inc. - Series I † (a) (c) (d)	83,793	5,923,327
Databricks, Inc.- Series H † (a) (c) (d)	229,833	16,246,895

Total Convertible Preferred Stocks (Cost $23,047,864)		22,170,222

Escrow Shares—0.0%

Broadline Retail—0.0%
Flipkart Ltd. † (a) (c) (d) (Cost $0)	60,812	12,467

Warrants—0.0%

Chemicals—0.0%
Ginkgo Bioworks Holdings, Inc., Expires 08/01/26 (a) (Cost $348,553)	104,671	9,420

Short-Term Investment—4.9%

Repurchase Agreement—4.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $55,831,900; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $56,932,771.	55,816,395	55,816,395

Total Short-Term Investments (Cost $55,816,395)		55,816,395

BHFTI-235

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (e)—18.7%

Security Description	Principal Amount*	Value

Certificates of Deposit—2.5%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	$999,999
Bank of Nova Scotia 5.630%, SOFR + 0.300%, 03/13/25 (f)	2,000,000	1,999,971
5.640%, SOFR + 0.310%, 03/19/25 (f)	2,000,000	1,999,981
Barclays Bank PLC (NY) 5.500%, SOFR + 0.170%, 08/07/24 (f)	2,000,000	2,000,210
5.650%, SOFR + 0.320%, 06/20/24 (f)	3,000,000	3,001,518
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.360%, 01/09/25 (f)	2,000,000	2,001,392
Mizuho Bank Ltd. 5.500%, SOFR + 0.170%, 08/06/24 (f)	1,000,000	1,000,104
5.730%, SOFR + 0.400%, 04/18/24 (f)	1,000,000	1,000,154
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (f)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.500%, SOFR + 0.170%, 09/16/24 (f)	2,000,000	1,999,872
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	3,000,000	3,005,898
Skandinaviska Enskilda Banken AB 5.630%, SOFR + 0.300%, 02/06/25 (f)	1,000,000	1,000,054
SMBC Bank International PLC
Zero Coupon, 05/13/24	1,000,000	993,180
Sumitomo Mitsui Banking Corp. 5.560%, SOFR + 0.230%, 07/11/24 (f)	2,000,000	2,000,638
Svenska Handelsbanken AB 5.630%, SOFR + 0.300%, 02/06/25 (f)	1,000,000	1,000,251
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (f)	2,000,000	2,003,756

		28,006,850

Commercial Paper—0.5%
Ciesco LLC 5.340%, 04/01/24	2,000,000	1,998,792
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (f)	2,000,000	1,999,992
Old Line Funding LLC 5.440%, SOFR + 0.110%, 06/07/24 (f)	2,000,000	1,999,996

		5,998,780

Repurchase Agreements—14.0%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $28,212,808 ; collateralized by various Common Stock with an aggregate market value of $31,409,774.	28,200,000	28,200,000
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,342,868.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $20,021,233; collateralized by various Common Stock with an aggregate market value of $22,000,012.	20,000,000	20,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $5,150,826; collateralized by various Common Stock with an aggregate market value of $5,500,002.	5,000,000	5,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $9,786,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $9,977,399.	9,781,764	9,781,764
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,282,772.	20,000,000	20,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $16,007,293; collateralized by various Common Stock with an aggregate market value of $17,853,378.	16,000,000	16,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $21,409,773; collateralized by various Common Stock with an aggregate market value of $23,871,969.	21,400,000	21,400,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $13,070,651; collateralized by various Common Stock with an aggregate market value of $14,446,688.	13,000,000	13,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $1,000,453; collateralized by various Common Stock with an aggregate market value of $1,114,577.	1,000,000	1,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $20,009,033; collateralized by various Common Stock with an aggregate market value of $22,003,319.	20,000,000	20,000,000

		159,381,764

Time Deposits—0.7%
Banco Santander SA (NY) 5.310%, 04/01/24	2,000,000	2,000,000

BHFTI-236

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—(Continued)
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	$2,000,000
DNB Bank ASA 5.280%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	2,000,000	2,000,000

		8,000,000

Mutual Funds—1.0%
AB Government Money Market , Institutional Class 5.210% (g)	2,000,000	2,000,000
Allspring Government Money Market Fund, Select Class 5.250% (g)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (g)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (g)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (g)	5,000,000	5,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $212,375,435)		212,387,394

Total Purchased Options—0.2% (h) (Cost $4,168,528)		2,119,133

Total Investments—119.0% (Cost $1,324,381,593)		1,356,316,868
Other assets and liabilities (net)—(19.0)%		(216,322,112)

Net Assets—100.0%		$1,139,994,756

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $22,182,689, which is 1.9% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $309,364,128 and the collateral received consisted of cash in the amount of $212,366,865 and non-cash collateral with a value of $112,425,459. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 1.9% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series I	09/14/23	83,793	$6,158,785	$5,923,327
Databricks, Inc.- Series H	08/31/21	229,833	16,889,079	16,246,895
Flipkart Ltd.	08/20/18	60,812	—	12,467

				$22,182,689

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.570	SCB	05/24/24	231,598,790	USD	231,598,790	$979,895	$58,826	$(921,069)
USD Call/CNH Put	CNH	7.790	JPMC	08/12/24	247,399,342	USD	247,399,342	1,024,233	93,269	(930,964)
USD Call/CNH Put	CNH	7.686	GSI	01/06/25	274,790,672	USD	274,790,672	1,039,751	957,371	(82,380)
USD Call/CNH Put	CNH	7.777	JPMC	03/25/25	264,934,899	USD	264,934,899	1,124,649	1,009,667	(114,982)

Totals								$4,168,528	$2,119,133	$(2,049,395)

BHFTI-237

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank NA
(SCB)—	Standard Chartered Bank

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$24,232,989	$—	$—	$24,232,989
Broadline Retail	55,230,335	—	—	55,230,335
Capital Markets	8,398,737	—	—	8,398,737
Chemicals	2,567,659	—	—	2,567,659
Entertainment	47,264,931	—	—	47,264,931
Financial Services	68,031,432	56,876,707	—	124,908,139
Ground Transportation	17,221,129	—	—	17,221,129
Health Care Equipment & Supplies	9,607,663	—	—	9,607,663
Health Care Providers & Services	30,706,827	—	—	30,706,827
Health Care Technology	17,240,537	—	—	17,240,537
Hotels, Restaurants & Leisure	100,807,459	—	—	100,807,459
IT Services	132,395,810	—	—	132,395,810
Leisure Products	13,009,599	—	—	13,009,599
Life Sciences Tools & Services	15,924,617	—	—	15,924,617
Media	69,715,177	—	—	69,715,177
Pharmaceuticals	51,329,947	—	—	51,329,947
Software	206,603,213	—	—	206,603,213
Specialty Retail	95,152,993	—	—	95,152,993
Textiles, Apparel & Luxury Goods	41,484,076	—	—	41,484,076
Total Common Stocks	1,006,925,130	56,876,707	—	1,063,801,837
Total Convertible Preferred Stocks*	—	—	22,170,222	22,170,222
Total Escrow Shares*	—	—	12,467	12,467
Total Warrants*	9,420	—	—	9,420
Total Short-Term Investment*	—	55,816,395	—	55,816,395

BHFTI-238

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$28,006,850	$—	$28,006,850
Commercial Paper	—	5,998,780	—	5,998,780
Repurchase Agreements	—	159,381,764	—	159,381,764
Time Deposits	—	8,000,000	—	8,000,000
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	201,387,394	—	212,387,394
Total Purchased Options at Value	—	2,119,133	—	2,119,133
Total Investments	$1,017,934,550	$316,199,629	$22,182,689	$1,356,316,868

Collateral for Securities Loaned (Liability)	$—	$(212,366,865)	$—	$(212,366,865)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2023	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2024	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2024
Convertible Preferred Stocks
Software	$22,386,624	$(216,402)	$22,170,222	$(216,402)
Escrow Shares
Broadline Retail	24,933	(12,466)	12,467	(12,466)

	$22,411,557	$(228,868)	$22,182,689	$(228,868)

	Fair Value at March 31, 2024	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$22,170,222	Market Transaction Method	Precedent Transactions	$65.00	$73.50	$69.72	Increase
		Comparable Company Analysis	Enterprise Value/Sales	11.5x	18.0x	14.8x	Increase
			Discount for Lack of Marketability	13.00%	13.00%	13.00%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	15.50%	15.50%	Decrease
			Terminal Year Revenue Multiple	4.7x	4.7x	4.7x	Increase
Escrow Shares
Broadline Retail	12,467	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack of Certainty	75.00%	75.00%	75.00%	Decrease

BHFTI-239

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Australia—4.0%
APA Group	742,906	$4,073,876
Aristocrat Leisure Ltd.	354,029	9,921,321
CAR Group Ltd.	231,942	5,453,852
CSL Ltd.	83,879	15,765,287
Macquarie Group Ltd.	100,800	13,119,238
SEEK Ltd.	217,831	3,556,452
Woodside Energy Group Ltd.	514,612	10,279,856

		62,169,882

Canada—1.8%
Constellation Software, Inc.	6,730	18,383,227
RB Global, Inc. (a)	124,534	9,485,196

		27,868,423

China—1.2%
China Resources Gas Group Ltd.	1,327,124	4,230,641
NXP Semiconductors NV	42,258	10,470,265
Yum China Holdings, Inc.	120,380	4,789,920

		19,490,826

Denmark—4.1%
Novo Nordisk AS - Class B	436,640	55,931,804
Novonesis (Novozymes) - B Shares	146,187	8,579,798

		64,511,602

France—13.0%
BNP Paribas SA	344,570	24,522,437
Capgemini SE	19,484	4,492,869
Cie Generale des Etablissements Michelin SCA	273,284	10,477,725
Legrand SA	172,650	18,266,017
LVMH Moet Hennessy Louis Vuitton SE	46,331	41,903,477
Sanofi SA	126,665	12,428,037
Schneider Electric SE	229,059	51,797,628
Thales SA	63,761	10,869,758
TotalEnergies SE	391,686	26,932,331

		201,690,279

Germany—5.8%
E.ON SE	649,373	9,025,974
GEA Group AG	379,448	16,042,965
LEG Immobilien SE (a) (b)	211,783	18,179,639
Merck KGaA	103,577	18,280,118
MTU Aero Engines AG	56,334	14,294,299
Symrise AG	116,179	13,907,705

		89,730,700

Greece—0.3%
Hellenic Telecommunications Organization SA	344,151	5,073,913

Hong Kong—3.0%
AIA Group Ltd.	2,523,028	16,932,015
CLP Holdings Ltd.	779,500	6,214,699
Hong Kong Exchanges & Clearing Ltd.	297,600	8,679,885
Techtronic Industries Co. Ltd.	1,068,500	14,486,328

		46,312,927

India—1.3%
HDFC Bank Ltd.	709,728	12,339,823
Reliance Industries Ltd.	243,089	8,681,033

		21,020,856

Ireland—1.5%
Bank of Ireland Group PLC	1,281,788	13,080,594
Ryanair Holdings PLC (ADR) (a)	65,616	9,553,033

		22,633,627

Italy—0.9%
Eni SpA	871,765	13,821,862

Japan—19.6%
Bridgestone Corp.	230,800	10,238,326
Daikin Industries Ltd. (a)	104,000	14,226,152
Denso Corp.	897,000	17,163,303
Fujitsu Ltd.	600,000	9,607,507
Hitachi Ltd.	378,900	34,608,621
Kansai Paint Co. Ltd. (a)	299,200	4,286,047
Kao Corp.	275,600	10,311,742
KDDI Corp.	307,000	9,077,364
Kirin Holdings Co. Ltd.	609,000	8,461,996
Kyocera Corp.	453,700	6,059,897
Kyowa Kirin Co. Ltd.	443,600	7,975,282
Mitsubishi Electric Corp.	1,023,900	17,162,112
Mitsubishi UFJ Financial Group, Inc.	1,637,600	16,658,093
Mitsui & Co. Ltd.	316,900	14,806,411
Nitto Denko Corp. (a)	167,400	15,298,031
Nomura Research Institute Ltd. (a)	389,600	10,996,688
Olympus Corp. (a)	539,200	7,757,198
Persol Holdings Co. Ltd. (a)	2,382,000	3,331,806
Renesas Electronics Corp.	430,300	7,701,660
Rohm Co. Ltd. (a)	51,500	821,715
Santen Pharmaceutical Co. Ltd. (a)	577,600	5,685,782
Secom Co. Ltd.	58,400	4,234,566
Seven & i Holdings Co. Ltd. (a)	443,100	6,449,660
SMC Corp.	36,800	20,764,856
SoftBank Group Corp.	152,700	9,125,368
Terumo Corp. (a)	383,200	7,023,820
Toyota Industries Corp.	154,400	16,140,150
Yamaha Corp. (a)	144,000	3,102,584
ZOZO, Inc. (a)	190,200	4,720,119

		303,796,856

Macau—0.3%
Sands China Ltd. (b)	1,714,000	4,833,831

Netherlands—5.0%
Akzo Nobel NV	140,481	10,477,982
ASML Holding NV	18,052	17,331,416
Euronext NV	269,177	25,602,149
Heineken NV	121,032	11,662,115
Wolters Kluwer NV	82,183	12,870,564

		77,944,226

BHFTI-240

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—1.1%
Galp Energia SGPS SA	998,009	$16,520,014

Singapore—0.7%
DBS Group Holdings Ltd.	406,300	10,867,383

South Korea—0.8%
Samsung Electronics Co. Ltd.	215,231	12,886,919

Spain—2.7%
Amadeus IT Group SA	268,536	17,221,777
Cellnex Telecom SA	242,469	8,573,470
Iberdrola SA	1,307,219	16,230,189

		42,025,436

Switzerland—11.3%
Cie Financiere Richemont SA - Class A	119,595	18,294,952
Glencore PLC	3,239,434	17,821,583
Julius Baer Group Ltd.	286,449	16,535,329
Nestle SA	342,573	36,374,544
Roche Holding AG	141,382	36,091,550
Sika AG	49,254	14,665,673
UBS Group AG	575,329	17,682,048
Zurich Insurance Group AG	33,240	17,922,367

		175,388,046

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	712,468	17,166,155

Thailand—0.5%
Advanced Info Service PCL	1,296,700	7,250,844

United Kingdom—10.0%
Beazley PLC	1,866,523	15,697,813
British American Tobacco PLC	527,707	16,039,616
Burberry Group PLC	266,637	4,090,609
ConvaTec Group PLC	3,096,647	11,187,145
Croda International PLC	179,464	11,130,823
Diageo PLC	607,330	22,429,071
Flutter Entertainment PLC (b)	23,836	4,759,175
Hiscox Ltd.	645,565	10,110,103
London Stock Exchange Group PLC	161,237	19,312,763
NatWest Group PLC	7,513,576	25,162,489
Weir Group PLC	340,775	8,695,545
Whitbread PLC	143,534	6,012,316

		154,627,468

United States—8.5%
Aon PLC - Class A	60,396	20,155,353
Cadence Design Systems, Inc. (b)	54,921	17,095,809
Linde PLC	112,711	52,333,972
NIKE, Inc. - Class B	38,638	3,631,199
Qiagen NV	334,872	14,320,015
Visa, Inc. - Class A (a)	61,176	17,072,998
Willis Towers Watson PLC	28,445	7,822,375

		132,431,721

Total Common Stocks (Cost $1,176,744,390)		1,530,063,796

Warrants—0.0%
Security Description	Shares/ Principal Amount*	Value

Canada—0.0%
Constellation Software, Inc., Expires 03/31/40 (b) (Cost $0)	9,715	$0

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $12,488,967; collateralized by U.S. Treasury Notes rates ranging from 0.375% - 0.625%, maturity dates ranging from 12/31/25 - 01/15/26, and an aggregate market value of $12,735,298.	12,485,499	12,485,499

Total Short-Term Investments (Cost $12,485,499)		12,485,499

Securities Lending Reinvestments (c)—1.1%

Repurchase Agreements—0.4%
Bank of Nova Scotia
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $1,001,446; collateralized by various Common Stock with an aggregate market value of $1,114,926.	1,000,991	1,000,991
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $10,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $10,233.	10,000	10,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $3,266,976; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 1.250%, maturity dates ranging from 06/30/26 - 04/30/28, and an aggregate market value of $3,330,846.	3,265,534	3,265,534
Goldman Sachs & Co.
Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $2,065,363; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $2,105,744.	2,064,455	2,064,455

		6,340,980

Mutual Funds—0.7%
Allspring Government Money Market Fund, Select Class
5.250% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares
5.200% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
5.200% (d)	2,000,000	2,000,000

BHFTI-241

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Class I
5.210% (d)	130,000	$130,000
Fidelity Investments Money Market Government Portfolio, Institutional Class
5.250% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares
5.210% (d)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares
5.260% (d)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class
5.260% (d)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class
5.230% (d)	1,200,000	1,200,000

		10,130,000

Total Securities Lending Reinvestments
(Cost $16,470,980)		16,470,980

Total Investments—100.4%
(Cost $1,205,700,869)		1,559,020,275
Other assets and liabilities (net)—(0.4)%		(6,445,105)

Net Assets—100.0%		$1,552,575,170

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $65,312,736 and the collateral received consisted of cash in the amount of $16,470,980 and non-cash collateral with a value of $62,024,541. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Pharmaceuticals	8.8
Chemicals	8.4
Banks	6.6
Capital Markets	6.5
Insurance	5.7
Electrical Equipment	5.6
Oil, Gas & Consumable Fuels	4.9
Machinery	4.9
Textiles, Apparel & Luxury Goods	4.4
Semiconductors & Semiconductor Equipment	3.5

Glossary of Abbreviations

Other Abbreviations
(ADR)—	American Depositary Receipt

BHFTI-242

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$62,169,882	$—	$62,169,882
Canada	27,868,423	—	—	27,868,423
China	15,260,185	4,230,641	—	19,490,826
Denmark	—	64,511,602	—	64,511,602
France	—	201,690,279	—	201,690,279
Germany	—	89,730,700	—	89,730,700
Greece	—	5,073,913	—	5,073,913
Hong Kong	—	46,312,927	—	46,312,927
India	—	21,020,856	—	21,020,856
Ireland	9,553,033	13,080,594	—	22,633,627
Italy	—	13,821,862	—	13,821,862
Japan	—	303,796,856	—	303,796,856
Macau	—	4,833,831	—	4,833,831
Netherlands	—	77,944,226	—	77,944,226
Portugal	—	16,520,014	—	16,520,014
Singapore	—	10,867,383	—	10,867,383
South Korea	—	12,886,919	—	12,886,919
Spain	—	42,025,436	—	42,025,436
Switzerland	—	175,388,046	—	175,388,046
Taiwan	—	17,166,155	—	17,166,155
Thailand	—	7,250,844	—	7,250,844
United Kingdom	—	154,627,468	—	154,627,468
United States	118,111,706	14,320,015	—	132,431,721
Total Common Stocks	170,793,347	1,359,270,449	—	1,530,063,796
Total Warrants*	—	0	—	0
Total Short-Term Investment*	—	12,485,499	—	12,485,499
Securities Lending Reinvestments
Repurchase Agreements	—	6,340,980	—	6,340,980
Mutual Funds	10,130,000	—	—	10,130,000
Total Securities Lending Reinvestments	10,130,000	6,340,980	—	16,470,980
Total Investments	$180,923,347	$1,378,096,928	$—	$1,559,020,275

Collateral for Securities Loaned (Liability)	$—	$(16,470,980)	$—	$(16,470,980)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-243

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—12.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—12.1%
Deutsche Bundesrepublik Bonds Inflation-Linked
0.100%, 04/15/26 (EUR) (a)	4,955,840	$5,267,157
0.100%, 04/15/33 (EUR) (a)	12,379,500	13,225,539
0.100%, 04/15/46 (EUR) (a)	6,241,350	6,519,355
0.500%, 04/15/30 (EUR) (a)	18,775,367	20,539,384
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (a)	4,686,640	5,012,486
0.100%, 03/01/29 (144A) (EUR) (a)	4,733,000	5,030,625
0.100%, 07/25/31 (144A) (EUR) (a)	8,214,290	8,679,447
0.100%, 03/01/32 (144A) (EUR) (a)	9,005,360	9,400,846
0.100%, 03/01/36 (144A) (EUR) (a)	1,122,430	1,133,826
0.100%, 07/25/38 (144A) (EUR) (a)	5,760,900	5,726,512
0.100%, 07/25/47 (144A) (EUR) (a)	3,680,970	3,419,295
0.100%, 07/25/53 (144A) (EUR) (a)	1,152,180	1,047,988
0.700%, 07/25/30 (144A) (EUR) (a)	2,465,620	2,717,411
1.850%, 07/25/27 (144A) (EUR) (a)	5,256,880	5,958,493
3.400%, 07/25/29 (144A) (EUR) (a)	5,869,240	7,296,422
Italy Buoni Poliennali Del Tesoro
0.100%, 05/15/33 (144A) (EUR) (a)	5,999,805	5,685,048
0.150%, 05/15/51 (144A) (EUR) (a)	4,715,240	3,379,522
0.400%, 05/15/30 (144A) (EUR) (a)	4,164,370	4,250,302
1.250%, 09/15/32 (144A) (EUR) (a)	4,298,175	4,591,178
1.300%, 05/15/28 (144A) (EUR) (a)	3,069,375	3,334,932
1.500%, 05/15/29 (EUR) (a)	4,589,415	5,005,259
2.350%, 09/15/24 (144A) (EUR) (a)	4,941,920	5,411,244
2.400%, 05/15/39 (144A) (EUR) (a)	1,014,470	1,166,892
2.550%, 09/15/41 (144A) (EUR) (a)	667,855	797,106
United Kingdom Inflation-Linked Gilts
0.125%, 03/22/26 (GBP) (a)	7,319,350	9,197,620
0.125%, 08/10/28 (GBP) (a)	10,918,558	13,863,590
0.125%, 03/22/29 (GBP) (a)	3,200,423	4,039,028
0.125%, 08/10/31 (GBP) (a)	7,725,360	9,815,890
0.125%, 03/22/46 (GBP) (a)	13,197,870	13,584,938
0.125%, 08/10/48 (GBP) (a)	17,196,250	17,199,912
0.125%, 03/22/58 (GBP) (a)	11,449,385	10,469,586
0.125%, 11/22/65 (GBP) (a)	1,451,540	1,270,549
0.125%, 03/22/68 (GBP) (a)	4,239,060	3,672,293
0.500%, 03/22/50 (GBP) (a)	3,542,940	3,845,709
0.625%, 03/22/40 (GBP) (a)	1,745,930	2,147,345
0.625%, 11/22/42 (GBP) (a)	3,558,540	4,281,647
1.250%, 11/22/27 (GBP) (a)	1,209,677	1,596,873
1.250%, 11/22/32 (GBP) (a)	3,656,139	5,043,650

Total Foreign Government (Cost $262,170,499)		234,624,899

Common Stocks—8.1%

Aerospace & Defense—0.1%
CAE, Inc. (b)	3,068	63,351
Dassault Aviation SA	357	78,571
Elbit Systems Ltd.	3,713	775,801
Kongsberg Gruppen ASA	10,379	717,797
Leonardo SpA	7,682	192,987

Aerospace & Defense—(Continued)
Melrose Industries PLC	10,356	87,892
Rheinmetall AG	166	93,291
Rolls-Royce Holdings PLC (b)	17,298	93,025
Safran SA	333	75,405
Singapore Technologies Engineering Ltd.	37,200	110,868
Thales SA	1,394	237,644

		2,526,632

Air Freight & Logistics—0.0%
Nippon Express Holdings, Inc.	2,900	147,982

Automobile Components—0.1%
Aisin Corp.	6,700	273,385
Bridgestone Corp.	7,800	346,009
Cie Generale des Etablissements Michelin SCA	2,930	112,336
Denso Corp.	12,400	237,263
Magna International, Inc.	2,066	112,547
Sumitomo Electric Industries Ltd.	17,800	275,642

		1,357,182

Automobiles—0.0%
Isuzu Motors Ltd.	5,400	72,963
Mercedes-Benz Group AG	1,402	111,674
Renault SA	2,200	111,058
Subaru Corp.	4,400	100,144
Toyota Motor Corp.	15,600	392,124

		787,963

Banks—0.3%
ABN AMRO Bank NV (GDR)	9,677	166,010
AIB Group PLC	56,106	284,560
Banco Bilbao Vizcaya Argentaria SA	8,690	103,524
Banco BPM SpA	13,182	87,718
Bank Hapoalim BM	6,613	61,964
Bank Leumi Le-Israel BM	7,516	62,432
Bank of Ireland Group PLC	33,762	344,540
CaixaBank SA	31,462	152,525
Chiba Bank Ltd.	25,700	213,941
Concordia Financial Group Ltd.	40,400	203,080
Credit Agricole SA	5,672	84,496
Danske Bank AS	8,056	241,429
DNB Bank ASA	7,834	155,514
Erste Group Bank AG	11,782	524,642
Hang Seng Bank Ltd.	20,000	219,177
HSBC Holdings PLC	22,205	173,565
Israel Discount Bank Ltd. - Class A	12,151	62,846
Japan Post Bank Co. Ltd.	8,500	91,469
KBC Group NV	532	39,973
Mitsubishi UFJ Financial Group, Inc.	5,800	58,999
Mizrahi Tefahot Bank Ltd.	1,408	52,785
Mizuho Financial Group, Inc.	13,250	262,166
NatWest Group PLC	44,359	148,555
Resona Holdings, Inc.	47,700	294,698

BHFTI-244

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Royal Bank of Canada	2,710	$273,331
Shizuoka Financial Group, Inc.	11,100	105,541
Skandinaviska Enskilda Banken AB - Class A	10,076	136,283
Societe Generale SA	5,443	146,441
Sumitomo Mitsui Financial Group, Inc.	700	40,922
Sumitomo Mitsui Trust Holdings, Inc.	14,600	314,792
Swedbank AB - A Shares	1,329	26,370
Toronto-Dominion Bank	3,657	220,708

		5,354,996

Beverages—0.2%
Anheuser-Busch InBev SA	3,151	191,671
Asahi Group Holdings Ltd.	1,800	66,084
Carlsberg AS - Class B	5,240	717,948
Coca-Cola Europacific Partners PLC	2,655	185,717
Coca-Cola HBC AG	2,721	85,983
Davide Campari-Milano NV	45,537	457,574
Diageo PLC	10,115	373,553
Kirin Holdings Co. Ltd.	22,800	316,804
Pernod Ricard SA	1,307	211,328
Remy Cointreau SA	3,381	340,531
Suntory Beverage & Food Ltd.	14,000	473,248
Treasury Wine Estates Ltd.	8,535	69,572

		3,490,013

Biotechnology—0.1%
Argenx SE (b)	870	343,395
Genmab AS (b)	186	55,650
Grifols SA (b)	66,189	594,803
Swedish Orphan Biovitrum AB (b)	8,721	217,524

		1,211,372

Broadline Retail—0.1%
Canadian Tire Corp. Ltd. - Class A	1,353	134,945
Dollarama, Inc.	4,255	324,147
Global-e Online Ltd. (b)	18,011	654,700
Next PLC	985	115,006
Pan Pacific International Holdings Corp.	6,900	183,442
Prosus NV	17,456	547,005
Rakuten Group, Inc. (b)	31,100	176,478

		2,135,723

Building Products—0.0%
AGC, Inc.	1,300	47,140
Assa Abloy AB - Class B	828	23,751
Kingspan Group PLC	6,223	566,502
Rockwool AS - B Shares (b)	543	179,215

		816,608

Capital Markets—0.1%
3i Group PLC	1,988	70,423
Amundi SA	1,132	77,666
Brookfield Asset Management Ltd. - Class A	899	37,764
Brookfield Corp.	3,596	150,472

Capital Markets—(Continued)
Deutsche Boerse AG	1,113	227,731
Futu Holdings Ltd. (ADR) (b)	801	43,374
Hargreaves Lansdown PLC	8,418	78,305
Hong Kong Exchanges & Clearing Ltd.	1,700	49,583
IGM Financial, Inc.	4,548	117,280
Japan Exchange Group, Inc.	12,600	341,235
Julius Baer Group Ltd.	1,910	110,255
London Stock Exchange Group PLC	626	74,981
Onex Corp.	689	51,613
Singapore Exchange Ltd.	22,200	151,622
St. James’s Place PLC	9,733	57,270
UBS Group AG	7,179	220,638

		1,860,212

Chemicals—0.4%
Air Liquide SA	1,799	374,913
Akzo Nobel NV	2,828	210,930
Arkema SA	2,448	257,503
Asahi Kasei Corp.	23,200	169,926
Clariant AG (b)	23,493	317,477
Covestro AG (b)	2,224	121,667
Croda International PLC	4,021	249,393
DSM-Firmenich AG	1,713	194,649
EMS-Chemie Holding AG	351	269,193
Givaudan SA	48	214,466
ICL Group Ltd.	105,073	556,139
JSR Corp. (b)	7,100	203,123
Mitsubishi Chemical Group Corp.	40,300	245,476
Mitsui Chemicals, Inc.	500	14,662
Nippon Paint Holdings Co. Ltd.	21,675	155,901
Nippon Sanso Holdings Corp.	11,100	348,463
Nissan Chemical Corp.	4,900	185,676
Nitto Denko Corp.	2,700	246,742
Novonesis (Novozymes) B - B Shares	11,451	672,066
Nutrien Ltd.	3,998	217,203
OCI NV	3,762	102,960
Shin-Etsu Chemical Co. Ltd.	1,800	78,977
Sika AG	1,094	325,745
Syensqo SA (b)	2,678	253,545
Symrise AG	1,310	156,819
Toray Industries, Inc.	36,900	177,262
Umicore SA	10,015	215,870
Yara International ASA	14,968	474,258

		7,011,004

Commercial Services & Supplies—0.1%
Brambles Ltd.	33,059	348,577
RB Global, Inc.	921	70,149
Rentokil Initial PLC	41,365	246,854
Securitas AB - B Shares	14,937	153,849
TOPPAN Holdings, Inc.	7,600	190,449

		1,009,878

Communications Equipment—0.0%
Nokia Oyj	145,530	514,905

BHFTI-245

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Telefonaktiebolaget LM Ericsson - B Shares	31,435	$173,030

		687,935

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios SA	1,564	65,442
Ferrovial SE	1,993	78,877
Obayashi Corp.	17,800	211,434
Shimizu Corp.	25,700	166,011
WSP Global, Inc.	504	84,001

		605,765

Construction Materials—0.0%
CRH PLC	1,397	120,521
Heidelberg Materials AG	1,232	135,516
Holcim AG	1,675	152,440

		408,477

Consumer Finance—0.0%
Isracard Ltd.	1	2

Consumer Staples Distribution & Retail—0.2%
Aeon Co. Ltd.	22,400	530,986
Alimentation Couche-Tard, Inc.	1,860	106,158
Carrefour SA	15,871	271,609
Coles Group Ltd.	42,499	470,064
Empire Co. Ltd. - Class A	14,251	348,029
Endeavour Group Ltd.	20,384	73,196
George Weston Ltd.	528	71,337
Jeronimo Martins SGPS SA	47,811	948,637
Kesko Oyj - B Shares	23,603	440,693
Kobe Bussan Co. Ltd.	3,700	90,629
Loblaw Cos. Ltd.	903	100,063
MatsukiyoCocokara & Co.	22,800	366,205
Metro, Inc.	2,559	137,382
Ocado Group PLC (b)	12,348	71,150
Seven & i Holdings Co. Ltd.	37,800	550,208
Tesco PLC	20,150	75,403

		4,651,749

Containers & Packaging—0.0%
CCL Industries, Inc. - Class B	4,654	237,862
Smurfit Kappa Group PLC	13,984	637,918

		875,780

Distributors—0.0%
D’ieteren Group	2,833	627,872

Diversified Consumer Services—0.0%
Pearson PLC	10,963	144,113

Diversified REITs—0.0%
Covivio SA	1,553	80,024
Mirvac Group	85,416	131,782

Diversified REITs—(Continued)
Nomura Real Estate Master Fund, Inc.	306	302,589

		514,395

Diversified Telecommunication Services—0.5%
BT Group PLC	189,100	261,664
Cellnex Telecom SA (b)	10,463	369,962
Deutsche Telekom AG	33,787	820,187
Elisa Oyj	15,295	682,323
HKT Trust & HKT Ltd.	1,191,000	1,389,388
Infrastrutture Wireless Italiane SpA	45,657	518,704
Koninklijke KPN NV	132,782	496,547
Nippon Telegraph & Telephone Corp.	496,700	591,338
Orange SA	61,974	728,048
Singapore Telecommunications Ltd.	228,800	428,790
Spark New Zealand Ltd.	286,039	814,323
Swisscom AG (b)	2,555	1,562,007
Telecom Italia SpA (b)	661,375	160,104
Telefonica SA	74,154	327,633
Telenor ASA	29,862	332,122
Telia Co. AB	125,653	322,001
Telstra Group Ltd.	110,275	277,612

		10,082,753

Electric Utilities—0.5%
BKW AG	10,539	1,617,118
Chubu Electric Power Co., Inc.	48,100	627,384
CK Infrastructure Holdings Ltd.	17,665	103,377
CLP Holdings Ltd.	53,500	426,538
EDP - Energias de Portugal SA	126,776	494,575
Elia Group SA	9,277	1,002,846
Emera, Inc.	12,898	453,913
Enel SpA	41,848	276,259
Fortis, Inc.	8,904	351,808
Fortum Oyj	46,735	576,789
Hydro One Ltd.	5,695	166,072
Kansai Electric Power Co., Inc.	48,800	695,313
Mercury NZ Ltd.	90,973	376,600
Origin Energy Ltd.	53,158	318,826
Orsted AS (b)	15,144	852,643
SSE PLC	11,383	237,347
Terna - Rete Elettrica Nazionale	9,314	77,241
Tokyo Electric Power Co. Holdings, Inc. (b)	93,200	566,685
Verbund AG	9,683	709,061

		9,930,395

Electrical Equipment—0.0%
ABB Ltd.	881	40,890
Fuji Electric Co. Ltd.	900	60,344
Prysmian SpA	3,157	164,875

		266,109

Electronic Equipment, Instruments & Components—0.2%
Azbil Corp.	7,300	202,050
Halma PLC	18,234	544,842

BHFTI-246

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hamamatsu Photonics KK	6,000	$211,493
Hexagon AB - B Shares	11,321	134,007
Hirose Electric Co. Ltd.	3,110	319,433
Ibiden Co. Ltd.	2,200	98,744
Keyence Corp.	652	303,180
Kyocera Corp.	15,100	201,685
Omron Corp.	4,000	143,372
Shimadzu Corp.	14,700	409,967
TDK Corp.	1,919	94,271
Yokogawa Electric Corp.	13,300	306,523

		2,969,567

Energy Equipment & Services—0.0%
Tenaris SA	14,990	296,189

Entertainment—0.2%
Bollore SE	43,199	288,419
Capcom Co. Ltd.	16,800	314,962
Konami Group Corp.	3,800	258,687
Nexon Co. Ltd.	16,600	275,716
Nintendo Co. Ltd.	4,710	257,792
Sea Ltd. (ADR) (b)	4,857	260,870
Square Enix Holdings Co. Ltd.	11,900	457,909
Toho Co. Ltd.	16,100	535,089
Universal Music Group NV	9,874	296,899

		2,946,343

Financial Services—0.0%
Adyen NV (b)	25	42,348
Edenred SE	4,628	246,727
EXOR NV	420	46,677
Mitsubishi HC Capital, Inc.	31,200	217,434
ORIX Corp.	1,700	37,169
Sofina SA	191	42,816
Washington H Soul Pattinson & Co. Ltd.	3,853	84,398

		717,569

Food Products—0.3%
Ajinomoto Co., Inc.	3,500	130,650
Associated British Foods PLC	1,731	54,641
Barry Callebaut AG	441	640,092
Chocoladefabriken Lindt & Spruengli AG	3	361,833
Danone SA	4,466	288,568
Kerry Group PLC - Class A	12,269	1,052,987
Kikkoman Corp.	6,000	76,992
MEIJI Holdings Co. Ltd.	5,400	117,816
Nestle SA	1,774	188,364
Nissin Foods Holdings Co. Ltd.	5,100	140,610
Salmar ASA	961	63,529
Saputo, Inc.	16,806	330,648
WH Group Ltd.	2,472,103	1,631,446
Wilmar International Ltd.	369,100	936,346
Yakult Honsha Co. Ltd.	19,400	396,252

		6,410,774

Gas Utilities—0.2%
AltaGas Ltd.	9,142	201,933
APA Group	81,652	447,755
Enagas SA	11,322	168,255
Osaka Gas Co. Ltd.	68,600	1,545,029
Snam SpA	78,165	368,948
Tokyo Gas Co. Ltd.	64,600	1,471,426

		4,203,346

Ground Transportation—0.1%
Aurizon Holdings Ltd.	124,519	324,786
Central Japan Railway Co.	9,500	235,848
East Japan Railway Co.	8,100	155,300
Hankyu Hanshin Holdings, Inc.	8,400	240,676
Keisei Electric Railway Co. Ltd.	6,600	268,012
Kintetsu Group Holdings Co. Ltd.	11,300	329,110
MTR Corp. Ltd.	48,000	158,234
Odakyu Electric Railway Co. Ltd.	8,900	122,616
TFI International, Inc.	487	77,658
Tobu Railway Co. Ltd.	16,800	419,759
Tokyu Corp.	25,400	308,838
West Japan Railway Co.	9,400	195,839

		2,836,676

Health Care Equipment & Supplies—0.2%
Alcon, Inc.	1,801	149,104
Asahi Intecc Co. Ltd.	13,000	227,915
BioMerieux	1,983	218,459
Carl Zeiss Meditec AG	720	89,954
Cochlear Ltd.	1,350	296,954
Demant AS (b)	1,303	64,960
DiaSorin SpA	858	82,767
EssilorLuxottica SA	1,407	319,099
Fisher & Paykel Healthcare Corp. Ltd. - Class C	16,233	248,776
Getinge AB - B Shares	9,584	192,702
Hoya Corp.	800	100,146
Koninklijke Philips NV	23,306	467,353
Olympus Corp.	15,500	222,991
Siemens Healthineers AG (b)	7,171	438,832
Smith & Nephew PLC	26,251	331,955
Sonova Holding AG	480	138,929
Straumann Holding AG	782	124,827
Sysmex Corp.	7,986	142,493
Terumo Corp.	22,800	417,910

		4,276,126

Health Care Providers & Services—0.1%
Amplifon SpA	2,882	105,093
EBOS Group Ltd.	27,383	560,322
Fresenius SE & Co. KGaA	4,139	111,627
NMC Health PLC (b) (c) (d)	1,427	0
Ramsay Health Care Ltd.	3,002	110,569
Sonic Healthcare Ltd.	5,770	110,577

		998,188

BHFTI-247

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.0%
M3, Inc.	10,541	$151,905

Hotels, Restaurants & Leisure—0.2%
Accor SA	2,639	123,190
Amadeus IT Group SA	2,448	156,995
Compass Group PLC	9,513	278,798
Delivery Hero SE (b)	4,791	137,045
Entain PLC	7,680	77,199
Flutter Entertainment PLC (b)	464	92,644
Galaxy Entertainment Group Ltd.	84,000	422,253
Genting Singapore Ltd.	1,015,000	664,228
InterContinental Hotels Group PLC	900	93,620
La Francaise des Jeux SAEM	2,933	119,548
Lottery Corp. Ltd.	25,625	86,010
Oriental Land Co. Ltd.	10,000	320,326
Sands China Ltd. (b)	104,000	293,301
Sodexo SA	3,277	280,975
Whitbread PLC	2,174	91,064

		3,237,196

Household Durables—0.1%
Barratt Developments PLC	14,734	88,610
Berkeley Group Holdings PLC	1,777	106,859
Iida Group Holdings Co. Ltd.	2,000	25,861
SEB SA	911	116,834
Sekisui Chemical Co. Ltd.	12,100	176,937
Sekisui House Ltd.	12,000	272,953
Sony Group Corp.	700	59,992
Taylor Wimpey PLC	53,917	93,445

		941,491

Household Products—0.1%
Essity AB - Class B	24,624	584,776
Henkel AG & Co. KGaA	12,549	903,811
Reckitt Benckiser Group PLC	2,151	122,368
Unicharm Corp.	3,600	114,567

		1,725,522

Independent Power and Renewable Electricity Producers—0.1%
EDP Renovaveis SA	28,470	386,195
Meridian Energy Ltd.	72,812	257,128
RWE AG	19,021	645,528

		1,288,851

Industrial Conglomerates—0.0%
CK Hutchison Holdings Ltd.	12,500	60,431
DCC PLC	2,210	160,874
Jardine Cycle & Carriage Ltd.	6,600	118,171
Jardine Matheson Holdings Ltd.	1,500	55,933
Smiths Group PLC	11,870	246,264

		641,673

Industrial REITs—0.0%
CapitaLand Ascendas REIT	110,100	226,286
GLP J-REIT	90	75,531

Industrial REITs—(Continued)
Nippon Prologis REIT, Inc.	15	26,731
Segro PLC	5,727	65,236

		393,784

Insurance—0.2%
Admiral Group PLC	6,107	218,574
Ageas SA	5,312	246,046
Baloise Holding AG	1,325	207,567
Dai-ichi Life Holdings, Inc.	8,200	209,235
Fairfax Financial Holdings Ltd.	43	46,351
Gjensidige Forsikring ASA	11,607	168,475
Hannover Rueck SE	557	152,441
iA Financial Corp., Inc.	3,320	206,252
Japan Post Holdings Co. Ltd.	34,400	346,275
Japan Post Insurance Co. Ltd.	8,000	152,814
Manulife Financial Corp.	2,099	52,423
Medibank Pvt Ltd.	50,444	123,603
MS&AD Insurance Group Holdings, Inc.	22,200	392,808
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	233	113,688
NN Group NV	2,183	100,977
Prudential PLC	8,824	83,003
Sampo Oyj - A Shares	927	39,519
Sompo Holdings, Inc.	12,300	257,843
Swiss Life Holding AG	240	168,210
Swiss Re AG	1,951	250,816
T&D Holdings, Inc.	10,700	186,128
Tokio Marine Holdings, Inc.	2,500	78,522
Tryg AS	6,726	138,456
Zurich Insurance Group AG	304	163,911

		4,103,937

Interactive Media & Services—0.1%
Adevinta ASA (b)	17,044	178,996
Auto Trader Group PLC	26,405	233,174
LY Corp.	147,000	371,421
REA Group Ltd.	2,351	284,176
Scout24 SE	7,051	531,453
SEEK Ltd.	6,315	103,103

		1,702,323

IT Services—0.1%
Bechtle AG	3,811	201,384
Capgemini SE	1,087	250,654
CGI, Inc. (b)	3,195	352,487
Fujitsu Ltd.	4,000	64,050
NEC Corp.	1,900	138,246
Nomura Research Institute Ltd.	10,400	293,546
NTT Data Group Corp.	15,300	243,153
Obic Co. Ltd.	1,800	271,281
Otsuka Corp.	18,000	381,826
SCSK Corp.	13,600	252,175
Shopify, Inc. - Class A (b)	1,324	102,143
TIS, Inc.	12,900	276,136

		2,827,081

BHFTI-248

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	10,083	$186,671
BRP, Inc.	1,613	108,304
Shimano, Inc.	1,400	209,053
Yamaha Corp.	12,400	267,167

		771,195

Life Sciences Tools & Services—0.1%
Bachem Holding AG	1,924	184,251
Eurofins Scientific SE	2,793	177,866
Lonza Group AG	294	176,030
Qiagen NV (b)	2,518	107,676
Sartorius Stedim Biotech (b)	1,040	296,370

		942,193

Machinery—0.1%
Alfa Laval AB	2,674	105,109
Daifuku Co. Ltd.	2,100	50,374
Hitachi Construction Machinery Co. Ltd.	1,900	57,370
Husqvarna AB - B Shares	15,232	130,349
Knorr-Bremse AG	2,412	182,428
Komatsu Ltd.	1,200	35,535
Kone Oyj - Class B	3,199	148,799
Makita Corp.	5,900	167,381
MISUMI Group, Inc.	5,600	78,111
Mitsubishi Heavy Industries Ltd.	11,000	99,781
Sandvik AB	4,506	99,980
Schindler Holding AG	1,240	302,455
Seatrium Ltd. (b)	1,612,685	94,427
VAT Group AG	215	111,198
Wartsila Oyj Abp	3,903	59,289

		1,722,586

Marine Transportation—0.0%
AP Moller - Maersk AS - Class A	92	117,570
Kawasaki Kisen Kaisha Ltd.	4,200	56,393
Nippon Yusen KK	1,800	49,347

		223,310

Media—0.1%
Dentsu Group, Inc.	15,200	421,078
Informa PLC	20,733	217,370
Publicis Groupe SA	2,502	272,666
Vivendi SE	25,949	283,039
WPP PLC	40,341	381,775

		1,575,928

Metals & Mining—0.2%
Agnico Eagle Mines Ltd.	1,664	99,222
Anglo American PLC	7,138	176,382
Antofagasta PLC	4,905	126,622
ArcelorMittal SA	7,027	193,050
Barrick Gold Corp.	8,568	142,510
Boliden AB	10,935	302,947
Endeavour Mining PLC	9,163	186,454

Metals & Mining—(Continued)
First Quantum Minerals Ltd.	8,075	86,798
Franco-Nevada Corp.	3,056	364,135
Glencore PLC	23,660	130,164
Ivanhoe Mines Ltd. - Class A (b)	7,533	89,870
JFE Holdings, Inc.	5,100	84,354
Kinross Gold Corp.	17,491	107,305
Nippon Steel Corp.	3,600	86,558
Norsk Hydro ASA	26,934	148,526
Pan American Silver Corp.	11,795	177,811
Rio Tinto PLC	1,975	125,325
Sumitomo Metal Mining Co. Ltd.	4,600	136,431
Teck Resources Ltd. - Class B	1,964	89,896
voestalpine AG	14,231	399,323
Wheaton Precious Metals Corp.	1,974	92,976

		3,346,659

Multi-Utilities—0.2%
Centrica PLC	152,574	245,701
E.ON SE	57,795	803,323
Engie SA	41,184	692,087
National Grid PLC	19,368	260,567
Sembcorp Industries Ltd.	257,500	1,030,129
Veolia Environnement SA	23,369	758,156

		3,789,963

Office REITs—0.0%
Gecina SA	631	64,413
Japan Real Estate Investment Corp.	52	185,398
Nippon Building Fund, Inc	55	220,172

		469,983

Oil, Gas & Consumable Fuels—0.8%
Aker BP ASA	11,408	285,104
Ampol Ltd.	12,777	331,475
ARC Resources Ltd.	19,192	342,170
BP PLC	145,451	913,917
Cameco Corp.	6,649	287,843
Canadian Natural Resources Ltd.	2,989	228,012
Cenovus Energy, Inc.	11,131	222,530
Enbridge, Inc.	15,752	569,237
ENEOS Holdings, Inc.	202,000	972,425
Eni SpA	20,284	321,604
Equinor ASA	14,946	401,022
Galp Energia SGPS SA	83,784	1,386,874
Idemitsu Kosan Co. Ltd.	121,580	833,199
Imperial Oil Ltd.	3,667	252,931
Inpex Corp.	49,900	760,350
Keyera Corp.	8,941	230,299
MEG Energy Corp. (b)	9,065	208,129
Neste Oyj	22,186	601,466
OMV AG	16,894	800,408
Parkland Corp.	12,722	405,173
Pembina Pipeline Corp.	6,863	242,235
Repsol SA	66,530	1,110,432
Santos Ltd.	59,320	299,615

BHFTI-249

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Shell PLC	28,246	$937,161
Suncor Energy, Inc.	8,278	305,502
TC Energy Corp.	7,223	290,296
TotalEnergies SE	19,007	1,306,921
Tourmaline Oil Corp.	6,180	288,937
Woodside Energy Group Ltd.	14,288	285,416

		15,420,683

Paper & Forest Products—0.0%
Holmen AB - B Shares (b)	6,397	260,253
Mondi PLC	15,962	281,280
Stora Enso Oyj - R Shares	6,511	90,546
UPM-Kymmene Oyj	2,158	71,826
West Fraser Timber Co. Ltd.	854	73,740

		777,645

Passenger Airlines—0.0%
Air Canada (b)	3,597	52,074
ANA Holdings, Inc.	9,000	187,916
Japan Airlines Co. Ltd.	7,700	146,084

		386,074

Personal Care Products—0.1%
Beiersdorf AG	3,480	506,671
Haleon PLC	29,261	122,800
Kao Corp.	12,600	471,437
L’Oreal SA	724	343,366
Shiseido Co. Ltd.	3,500	95,677

		1,539,951

Pharmaceuticals—0.4%
Astellas Pharma, Inc.	28,000	300,908
AstraZeneca PLC	4,166	560,915
Bayer AG	4,838	148,372
Chugai Pharmaceutical Co. Ltd.	10,900	416,611
Daiichi Sankyo Co. Ltd.	8,000	254,269
Eisai Co. Ltd.	7,800	321,322
GSK PLC	17,427	374,279
Hikma Pharmaceuticals PLC	17,769	429,841
Ipsen SA	2,013	239,272
Kyowa Kirin Co. Ltd.	9,100	163,605
Merck KGaA	2,294	404,864
Novartis AG	1,853	179,453
Novo Nordisk AS - Class B	509	65,201
Ono Pharmaceutical Co. Ltd.	14,000	229,456
Orion Oyj - Class B	16,556	617,289
Otsuka Holdings Co. Ltd.	3,400	141,006
Recordati Industria Chimica e Farmaceutica SpA	1,647	91,023
Roche Holding AG (Bearer Shares)	631	169,844
Sandoz Group AG (b)	5,260	158,666
Sanofi SA	3,012	295,529
Shionogi & Co. Ltd.	8,800	450,622
Takeda Pharmaceutical Co. Ltd.	3,938	109,446
Teva Pharmaceutical Industries Ltd. (ADR) (b)	53,675	757,354

Pharmaceuticals—(Continued)
UCB SA	3,137	386,895

		7,266,042

Professional Services—0.1%
Adecco Group AG	4,462	176,403
Computershare Ltd.	3,549	60,396
Intertek Group PLC	2,448	154,253
RELX PLC	7,862	339,710
SGS SA (b)	1,800	174,605
Teleperformance SE	615	59,636

		965,003

Real Estate Management & Development—0.1%
Azrieli Group Ltd.	999	72,054
Daito Trust Construction Co. Ltd.	2,200	250,802
Daiwa House Industry Co. Ltd.	9,100	270,671
Fastighets AB Balder - B Shares (b)	6,615	48,519
FirstService Corp.	239	39,567
Hang Lung Properties Ltd.	34,000	34,903
Henderson Land Development Co. Ltd.	12,000	34,253
Hongkong Land Holdings Ltd.	26,700	81,986
LEG Immobilien SE (b)	1,124	96,485
Mitsubishi Estate Co. Ltd.	1,000	18,191
Mitsui Fudosan Co. Ltd.	6,300	67,881
Nomura Real Estate Holdings, Inc.	4,800	135,722
Sino Land Co. Ltd.	30,000	31,186
Sumitomo Realty & Development Co. Ltd.	1,800	67,028
Sun Hung Kai Properties Ltd.	34,500	332,440
Swire Properties Ltd.	11,200	23,561
Swiss Prime Site AG	2,622	247,240
Vonovia SE	1,591	47,053
Wharf Real Estate Investment Co. Ltd.	53,596	174,578

		2,074,120

Retail REITs—0.1%
CapitaLand Integrated Commercial Trust	127,900	187,981
Japan Metropolitan Fund Invest	149	92,891
Klepierre SA	2,817	72,923
Link REIT	23,600	101,654
RioCan Real Estate Investment Trust	9,144	124,683
Scentre Group	75,506	167,279
Unibail - Rodamco-Westfield (b)	1,687	135,522
Vicinity Ltd.	79,083	109,790

		992,723

Semiconductors & Semiconductor Equipment—0.1%
Advantest Corp.	2,600	116,192
ASM International NV	183	111,484
ASML Holding NV	143	137,292
Disco Corp.	268	98,464
Infineon Technologies AG	3,510	119,325
Lasertec Corp.	300	85,080
Renesas Electronics Corp.	5,900	105,600
Rohm Co. Ltd.	13,092	208,891
SCREEN Holdings Co. Ltd.	800	104,075

BHFTI-250

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
STMicroelectronics NV	5,404	$232,622
SUMCO Corp.	12,000	189,927
Tokyo Electron Ltd.	200	52,450

		1,561,402

Software—0.2%
Check Point Software Technologies Ltd. (b)	500	82,005
Constellation Software, Inc.	179	488,945
Dassault Systemes SE	7,307	323,197
Descartes Systems Group, Inc. (b)	2,316	211,843
Monday.com Ltd. (b)	270	60,985
Nemetschek SE	2,255	223,141
Open Text Corp.	7,945	308,286
Oracle Corp. Japan	2,300	172,859
Sage Group PLC	51,269	818,787
SAP SE	891	173,472
Temenos AG	5,996	429,431
Trend Micro, Inc.	2,100	106,813
WiseTech Global Ltd.	3,544	217,017
Xero Ltd. (b)	2,682	233,056

		3,849,837

Specialty Retail—0.1%
Avolta AG (b)	5,316	221,184
Fast Retailing Co. Ltd.	200	61,979
Industria de Diseno Textil SA	3,649	183,752
JD Sports Fashion PLC	51,610	87,503
Kingfisher PLC	32,101	100,970
Nitori Holdings Co. Ltd.	400	60,297
USS Co. Ltd.	28,200	233,091
ZOZO, Inc.	5,500	136,491

		1,085,267

Technology Hardware, Storage & Peripherals—0.1%
Brother Industries Ltd.	7,400	137,513
Canon, Inc.	16,700	497,124
FUJIFILM Holdings Corp.	9,000	202,181
Logitech International SA	6,424	574,864
Ricoh Co. Ltd.	29,100	259,121
Seiko Epson Corp.	3,800	66,377

		1,737,180

Textiles, Apparel & Luxury Goods—0.1%
Burberry Group PLC	7,380	113,220
Cie Financiere Richemont SA - Class A	1,594	243,841
Gildan Activewear, Inc.	3,869	143,586
Hermes International SCA	45	115,364
Kering SA	321	126,880
LVMH Moet Hennessy Louis Vuitton SE	301	272,235
Moncler SpA	3,153	235,244
Pandora AS	2,821	455,659
Puma SE	2,814	127,557
Swatch Group AG	1,660	385,191

		2,218,777

Tobacco—0.1%
British American Tobacco PLC	10,714	325,651
Imperial Brands PLC	19,946	445,953
Japan Tobacco, Inc.	17,400	463,846

		1,235,450

Trading Companies & Distributors—0.1%
Ashtead Group PLC	2,037	144,792
Brenntag SE	2,349	197,873
Bunzl PLC	3,039	117,028
IMCD NV	522	91,996
ITOCHU Corp.	5,000	214,410
Mitsui & Co. Ltd.	6,300	294,353
MonotaRO Co. Ltd.	11,900	142,887
Sumitomo Corp.	9,000	216,690
Toromont Industries Ltd.	4,128	397,243
Toyota Tsusho Corp.	600	41,191

		1,858,463

Transportation Infrastructure—0.0%
Aena SME SA	364	71,655
Aeroports de Paris SA	1,227	168,110
Auckland International Airport Ltd.	105,000	523,267

		763,032

Water Utilities—0.0%
Severn Trent PLC	8,167	254,852
United Utilities Group PLC	19,934	259,195

		514,047

Wireless Telecommunication Services—0.1%
KDDI Corp.	22,100	653,452
Rogers Communications, Inc. - Class B	10,540	431,856
SoftBank Corp.	21,800	279,968
SoftBank Group Corp.	2,600	155,376
Tele2 AB - B Shares	31,892	261,892
Vodafone Group PLC	601,513	532,582

		2,315,126

Total Common Stocks (Cost $156,566,650)		158,576,090

U.S. Treasury & Government Agencies—6.6%

U.S. Treasury—6.6%
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (a)	4,797,640	3,027,467
1.000%, 02/15/49 (a)	2,450,880	1,919,590
1.500%, 02/15/53 (a)	4,149,480	3,621,618
2.125%, 02/15/40 (a)	6,705,443	6,784,748
3.375%, 04/15/32 (a)	4,343,150	4,810,323
3.875%, 04/15/29 (a)	3,751,520	4,101,425

BHFTI-251

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (a)	17,648,186	$17,128,444
0.125%, 04/15/26 (a)	14,815,584	14,188,945
0.125%, 07/15/30 (a)	4,810,840	4,333,813
0.125%, 01/15/31 (a)	10,661,130	9,484,258
0.125%, 07/15/31 (a)	16,682,540	14,758,729
0.250%, 01/15/25 (a)	2,603,820	2,559,318
0.375%, 07/15/27 (a)	9,164,489	8,719,995
0.500%, 01/15/28 (a)	7,113,240	6,730,421
0.875%, 01/15/29 (a)	5,178,015	4,935,683
1.125%, 01/15/33 (a)	12,422,520	11,649,986
1.250%, 04/15/28 (a)	9,252,450	8,987,841

Total U.S. Treasury & Government Agencies (Cost $133,933,372)		127,742,604

Mutual Funds—3.1%

Investment Company Securities—3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $72,871,969)	548,388	59,730,421

Preferred Stock—0.0%

Life Sciences Tools & Services—0.0%
Sartorius AG (b) (Cost $100,855)	235	93,461

Warrants—0.0%

Software—0.0%
Constellation Software, Inc., Expires 03/31/40 (b) (Cost $0)	179	0

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Abiomed, Inc. (b) (c) (d) (Cost $1,188)	1,165	0

Short-Term Investments—67.9%

Mutual Funds—51.8%
BlackRock Liquidity Funds T-Fund, Institutional Shares 5.190% (e)	249,959,704	249,959,704
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (e)	263,255,799	263,255,799
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	257,193,314	257,193,314
State Street Institutional Treasury Plus Money Market Fund, Premier Class 5.240% (e)	236,729,254	236,729,254

		1,007,138,071

Security Description	Principal Amount*	Value

U.S. Treasury—16.1%
U.S. Treasury Bills
5.053%, 05/21/24 (f)	200,000,000	$198,537,500
5.240%, 06/13/24 (f) (g)	115,000,000	113,783,774

		312,321,274

Total Short-Term Investments (Cost $1,319,456,410)		1,319,459,345

Total Investments—97.8% (Cost $1,945,100,943)		1,900,226,820
Other assets and liabilities (net)—2.2%		43,430,208

Net Assets—100.0%		$1,943,657,028

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $113,783,774.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $84,039,575, which is 4.3% of net assets.

BHFTI-252

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,120,000	SSBT	04/30/24	USD	5,319,878	$24,380
CAD	17,010,000	SSBT	04/30/24	USD	12,548,071	(14,930)
CHF	9,760,000	BBH	04/30/24	USD	10,857,353	2,720
EUR	10,000,000	BBH	04/26/24	USD	10,924,410	125,996
EUR	114,000,000	SSBT	04/26/24	USD	123,702,529	600,604
EUR	41,990,000	SSBT	04/30/24	USD	45,629,366	279,495
GBP	8,000,000	BBH	04/26/24	USD	10,196,200	97,733
GBP	72,000,000	SSBT	04/26/24	USD	91,286,445	400,243
GBP	11,730,000	SSBT	04/30/24	USD	14,828,963	21,761
HKD	43,050,000	SSBT	04/30/24	USD	5,508,139	2,960
JPY	6,620,740,000	BBH	04/30/24	USD	43,968,256	45,169

Net Unrealized Appreciation						$1,586,131

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/17/24	2,401	AUD	279,898,520	$(30,072)
Brent Crude Oil Futures	04/30/24	148	USD	12,876,000	591,772
Canada Government Bond 10 Year Futures	06/19/24	1,895	CAD	228,044,300	980,861
Cattle Feeder Futures	05/23/24	131	USD	16,289,850	(662,182)
Cocoa Futures	07/16/24	334	USD	31,082,040	9,453,627
Coffee “C” Futures	05/20/24	153	USD	10,835,269	230,838
Copper Futures	05/29/24	209	USD	20,936,575	797,948
Corn Futures	05/14/24	188	USD	4,154,800	(100,240)
Corn Futures	07/12/24	457	USD	10,385,325	436,243
Cotton No. 2 Futures	05/08/24	45	USD	2,056,050	179,684
Cotton No. 2 Futures	07/09/24	152	USD	6,989,720	(174,948)
DAX Index Futures	06/21/24	24	EUR	11,265,600	496,204
Euro-BTP Futures	06/06/24	472	EUR	56,172,720	744,394
Euro-Bobl Futures	06/06/24	1,185	EUR	140,126,250	559,486
Euro-Bund Futures	06/06/24	543	EUR	72,425,340	576,789
Euro-Buxl 30 Year Bond Futures	06/06/24	252	EUR	34,221,600	700,902
FTSE 100 Index Futures	06/21/24	182	GBP	14,538,160	702,988
Gold 100 oz. Futures	06/26/24	345	USD	77,224,800	3,552,583
Hang Seng Index Futures	04/29/24	146	HKD	120,961,000	61,734
IBEX 35 Index Futures	04/19/24	103	EUR	11,399,113	811,438
Japanese Government 10 Year Bond Futures	06/13/24	494	JPY	71,960,980,000	155,755
LME Nickel Futures	06/17/24	142	USD	14,262,753	(728,240)
LME Primary Aluminum Futures	06/17/24	450	USD	26,264,700	1,096,798
LME Zinc Futures	06/17/24	339	USD	20,638,066	82,829
Lean Hogs Futures	06/14/24	118	USD	4,788,440	42,223
Live Cattle Futures	06/28/24	281	USD	20,260,100	(267,353)
Live Cattle Futures	08/30/24	46	USD	3,278,880	(64,746)
Low Sulphur Gas Oil Futures	05/10/24	51	USD	4,120,800	6,265
Low Sulphur Gas Oil Futures	06/12/24	126	USD	10,105,200	90,204
MSCI Emerging Markets Index Mini Futures	06/21/24	1,724	USD	90,423,800	(249,894)
Natural Gas Futures	05/29/24	1,284	USD	25,641,480	(1,392,131)
Natural Gas Futures	06/26/24	50	USD	1,170,000	(64,705)
New York Harbor ULSD Futures	04/30/24	36	USD	3,965,522	(41,644)
New York Harbor ULSD Futures	05/31/24	90	USD	9,902,466	53,282
OMX Stockholm 30 Index Futures	04/19/24	611	SEK	154,246,950	259,891
RBOB Gasoline Futures	04/30/24	41	USD	4,684,873	130,589
RBOB Gasoline Futures	05/31/24	82	USD	9,259,194	353,100
Russell 2000 Index E-Mini Futures	06/21/24	676	USD	72,531,420	1,165,613

BHFTI-253

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Future	06/21/24	2,007	USD	532,707,975	$8,318,452
S&P TSX 60 Index Futures	06/20/24	92	CAD	24,681,760	311,223
SPI 200 Index Futures	06/20/24	131	AUD	26,039,525	493,629
Silver Futures	05/29/24	260	USD	32,390,800	2,118,779
Soybean Futures	05/14/24	56	USD	3,336,200	(43,146)
Soybean Futures	07/12/24	139	USD	8,376,488	357,620
Soybean Meal Futures	05/14/24	345	USD	11,650,650	(20,561)
Soybean Oil Futures	07/12/24	349	USD	10,151,712	449,483
Sugar No. 11 Futures	04/30/24	54	USD	1,362,010	(171,367)
Sugar No. 11 Futures	06/28/24	509	USD	12,627,272	701,242
TOPIX Index Futures	06/13/24	84	JPY	2,326,800,000	351,831
U.S. Treasury Long Bond Futures	06/18/24	643	USD	77,441,313	1,747,199
U.S. Treasury Note 10 Year Futures	06/18/24	1,516	USD	167,968,063	989,909
U.S. Treasury Note 2 Year Futures	06/28/24	1,307	USD	267,261,079	(496,516)
U.S. Treasury Note 5 Year Futures	06/28/24	1,839	USD	196,801,734	285,058
U.S. Treasury Ultra Long Bond Futures	06/18/24	90	USD	11,610,000	343,064
United Kingdom Long Gilt Bond Futures	06/26/24	1,356	GBP	135,518,640	3,437,341
WTI Crude Oil Futures	05/21/24	53	USD	4,368,260	424,302
WTI Crude Oil Futures	06/20/24	116	USD	9,473,720	425,276
Wheat Futures	05/14/24	158	USD	4,425,975	(128,821)
Wheat Futures	07/12/24	375	USD	10,795,313	261,099

Net Unrealized Appreciation					$40,692,981

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-254

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$234,624,899	$—	$234,624,899
Common Stocks
Aerospace & Defense	63,351	2,463,281	—	2,526,632
Air Freight & Logistics	—	147,982	—	147,982
Automobile Components	112,547	1,244,635	—	1,357,182
Automobiles	—	787,963	—	787,963
Banks	494,039	4,860,957	—	5,354,996
Beverages	185,717	3,304,296	—	3,490,013
Biotechnology	—	1,211,372	—	1,211,372
Broadline Retail	1,113,792	1,021,931	—	2,135,723
Building Products	—	816,608	—	816,608
Capital Markets	400,503	1,459,709	—	1,860,212
Chemicals	217,203	6,793,801	—	7,011,004
Commercial Services & Supplies	70,149	939,729	—	1,009,878
Communications Equipment	—	687,935	—	687,935
Construction & Engineering	84,001	521,764	—	605,765
Construction Materials	—	408,477	—	408,477
Consumer Finance	—	2	—	2
Consumer Staples Distribution & Retail	762,969	3,888,780	—	4,651,749
Containers & Packaging	237,862	637,918	—	875,780
Distributors	—	627,872	—	627,872
Diversified Consumer Services	—	144,113	—	144,113
Diversified REITs	—	514,395	—	514,395
Diversified Telecommunication Services	—	10,082,753	—	10,082,753
Electric Utilities	971,793	8,958,602	—	9,930,395
Electrical Equipment	—	266,109	—	266,109
Electronic Equipment, Instruments & Components	—	2,969,567	—	2,969,567
Energy Equipment & Services	—	296,189	—	296,189
Entertainment	260,870	2,685,473	—	2,946,343
Financial Services	—	717,569	—	717,569
Food Products	330,648	6,080,126	—	6,410,774
Gas Utilities	201,933	4,001,413	—	4,203,346
Ground Transportation	77,658	2,759,018	—	2,836,676
Health Care Equipment & Supplies	—	4,276,126	—	4,276,126
Health Care Providers & Services	—	998,188	0	998,188
Health Care Technology	—	151,905	—	151,905
Hotels, Restaurants & Leisure	—	3,237,196	—	3,237,196
Household Durables	—	941,491	—	941,491
Household Products	—	1,725,522	—	1,725,522
Independent Power and Renewable Electricity Producers	—	1,288,851	—	1,288,851
Industrial Conglomerates	—	641,673	—	641,673
Industrial REITs	—	393,784	—	393,784

BHFTI-255

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$305,026	$3,798,911	$—	$4,103,937
Interactive Media & Services	—	1,702,323	—	1,702,323
IT Services	454,630	2,372,451	—	2,827,081
Leisure Products	108,304	662,891	—	771,195
Life Sciences Tools & Services	—	942,193	—	942,193
Machinery	—	1,722,586	—	1,722,586
Marine Transportation	—	223,310	—	223,310
Media	—	1,575,928	—	1,575,928
Metals & Mining	1,250,523	2,096,136	—	3,346,659
Multi-Utilities	—	3,789,963	—	3,789,963
Office REITs	—	469,983	—	469,983
Oil, Gas & Consumable Fuels	3,873,294	11,547,389	—	15,420,683
Paper & Forest Products	73,740	703,905	—	777,645
Passenger Airlines	52,074	334,000	—	386,074
Personal Care Products	—	1,539,951	—	1,539,951
Pharmaceuticals	757,354	6,508,688	—	7,266,042
Professional Services	—	965,003	—	965,003
Real Estate Management & Development	39,567	2,034,553	—	2,074,120
Retail REITs	124,683	868,040	—	992,723
Semiconductors & Semiconductor Equipment	—	1,561,402	—	1,561,402
Software	1,152,064	2,697,773	—	3,849,837
Specialty Retail	—	1,085,267	—	1,085,267
Technology Hardware, Storage & Peripherals	—	1,737,180	—	1,737,180
Textiles, Apparel & Luxury Goods	143,586	2,075,191	—	2,218,777
Tobacco	—	1,235,450	—	1,235,450
Trading Companies & Distributors	397,243	1,461,220	—	1,858,463
Transportation Infrastructure	—	763,032	—	763,032
Water Utilities	—	514,047	—	514,047
Wireless Telecommunication Services	431,856	1,883,270	—	2,315,126
Total Common Stocks	14,748,979	143,827,111	0	158,576,090
Total U.S. Treasury & Government Agencies*	—	127,742,604	—	127,742,604
Total Mutual Funds*	59,730,421	—	—	59,730,421
Total Preferred Stock*	—	93,461	—	93,461
Total Warrants*	—	0	—	0
Total Rights*	—	—	0	0
Short-Term Investments
Mutual Funds	1,007,138,071	—	—	1,007,138,071
U.S. Treasury	—	312,321,274	—	312,321,274
Total Short-Term Investments	1,007,138,071	312,321,274	—	1,319,459,345
Total Investments	$1,081,617,471	$818,609,349	$0	$1,900,226,820

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,601,061	$—	$1,601,061
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(14,930)	—	(14,930)
Total Forward Contracts	$—	$1,586,131	$—	$1,586,131
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$45,329,547	$—	$—	$45,329,547
Futures Contracts (Unrealized Depreciation)	(4,636,566)	—	—	(4,636,566)
Total Futures Contracts	$40,692,981	$—	$—	$40,692,981

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-256

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—96.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—15.8%
Federal Home Loan Mortgage Corp. 4.500%, 08/01/52	360,513	$343,292
4.500%, 09/01/52	109,161	103,946
4.500%, 08/01/53	8,694,802	8,278,704
4.500%, 10/01/53	1,092,070	1,039,794
5.500%, 07/01/53	4,683,020	4,659,414
6.350%, 1Y H15 + 2.225%, 01/01/34 (a)	10,403	10,531
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.920%, 01/25/26	4,800,000	4,677,499
Federal Home Loan Mortgage Corp. REMICS 5.783%, SOFR30A + 0.464%, 01/15/47 (a)	1,201,357	1,171,562
5.798%, SOFR30A + 0.464%, 07/15/44 (a)	962,184	951,127
Federal Home Loan Mortgage Corp. STRIPS 5.883%, SOFR30A + 0.564%, 09/15/42 (a)	1,157,755	1,138,830
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.704%, 1M TSFR + 0.374%, 08/25/31 (a)	12,027	12,218
6.289%, 12M MTA + 1.200%, 10/25/44 (a)	724,213	656,107
6.289%, 12M MTA + 1.200%, 02/25/45 (a)	219,716	209,837
Federal National Mortgage Association 3.000%, 05/01/52	363,887	313,426
4.000%, 10/01/48	411,540	388,234
4.000%, 04/01/49	206,152	191,928
4.000%, 03/01/50	184,542	172,587
4.000%, 08/01/50	254,234	237,509
4.000%, 02/01/52	622,227	576,982
4.500%, 09/01/52	513,122	488,610
5.500%, 07/01/53	8,881,435	8,836,656
6.281%, 12M MTA + 1.200%, 07/01/44 (a)	2,550	2,541
6.281%, 12M MTA + 1.200%, 09/01/44 (a)	7,217	7,191
6.394%, 1Y H15 + 2.360%, 11/01/34 (a)	107,962	111,069
Federal National Mortgage Association REMICS 5.496%, SOFR30A + 0.174%, 12/25/36 (a)	11,514	11,218
5.586%, SOFR30A + 0.264%, 08/25/34 (a)	4,024	3,936
5.692%, SOFR30A + 0.174%, 07/25/37 (a)	88,011	85,655
5.750%, 05/25/35	56,907	57,787
5.785%, SOFR30A + 0.464%, 07/25/37 (a)	1,774	1,743
5.815%, SOFR30A + 0.494%, 07/25/37 (a)	21,013	20,670
Federal National Mortgage Association Trust 5.785%, SOFR30A + 0.464%, 05/25/42 (a)	17,755	17,662
Government National Mortgage Association REMICS 6.219%, SOFR30A + 0.900%, 10/20/72 (a)	2,417,271	2,421,306
6.246%, 12M TSFR + 0.865%, 08/20/68 (a)	2,130,216	2,096,909
6.274%, 1M TSFR + 0.944%, 08/20/66 (a)	130,926	130,614
6.419%, SOFR30A + 1.100%, 05/20/73 (a)	1,018,015	1,020,968
6.464%, 12M TSFR + 1.465%, 04/20/67 (a)	1,570,454	1,580,310
Government National Mortgage Association, TBA 3.500%, TBA (b)	48,000,000	43,674,113
Uniform Mortgage-Backed Security, TBA 4.000%, TBA (b)	47,665,720	44,157,154
4.500%, TBA (b)	54,800,000	52,181,786
5.000%, TBA (b)	21,000,000	20,495,489
6.000%, TBA (b)	37,600,000	37,934,965
6.500%, TBA (b)	24,000,000	24,507,586

		264,979,465

U.S. Treasury—81.0%
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (c) (d)	18,140,207	$10,839,126
0.125%, 02/15/52 (c)	7,975,656	4,690,216
0.250%, 02/15/50 (c) (d)	17,062,151	10,766,773
0.625%, 02/15/43 (c) (d)	14,624,966	11,224,039
0.750%, 02/15/42 (c) (d)	39,372,368	31,407,587
0.750%, 02/15/45 (c) (d)	27,064,600	20,759,307
0.875%, 02/15/47 (c) (d)	51,164,083	39,433,919
1.000%, 02/15/46 (c) (d)	49,745,981	39,807,941
1.375%, 02/15/44 (c) (d)	68,881,185	60,387,782
1.500%, 02/15/53 (c)	8,195,223	7,152,695
1.750%, 01/15/28 (c) (d)	66,747,972	66,185,981
2.000%, 01/15/26 (c) (d)	34,047,375	33,890,845
2.125%, 02/15/40 (c) (d)	23,306,666	23,582,314
2.125%, 02/15/41 (c) (d)	21,458,156	21,729,693
2.125%, 02/15/54 (c)	8,439,984	8,528,161
2.375%, 01/15/25 (c) (d)	67,539,593	67,473,104
2.375%, 01/15/27 (c) (e)	581,054	585,659
2.500%, 01/15/29 (c) (d)	20,478,710	21,037,015
3.375%, 04/15/32 (c)	3,366,810	3,728,962
3.625%, 04/15/28 (c) (d)	34,464,188	36,637,139
3.875%, 04/15/29 (c) (d)	38,130,074	41,686,474
U.S. Treasury Inflation-Indexed Notes 0.125%, 10/15/24 (c) (d)	31,501,570	31,306,286
0.125%, 04/15/25 (c) (e) (f) (g) (h)	10,266,766	10,012,381
0.125%, 10/15/25 (c) (e) (f) (g)	10,933,556	10,611,562
0.125%, 04/15/26 (c) (d)	19,996,760	19,150,978
0.125%, 07/15/26 (c) (d)	67,216,876	64,420,846
0.125%, 10/15/26 (c) (d)	17,272,170	16,476,632
0.125%, 04/15/27 (c) (d)	10,597,832	9,985,253
0.125%, 01/15/30 (c) (d)	15,107,274	13,674,637
0.125%, 07/15/30 (c) (d)	64,164,523	57,802,178
0.125%, 01/15/31 (c) (d)	50,861,058	45,246,553
0.125%, 07/15/31 (c) (d)	17,678,746	15,640,053
0.125%, 01/15/32 (c)	9,010,521	7,870,919
0.250%, 01/15/25 (c) (d)	54,570,979	53,638,308
0.250%, 07/15/29 (c) (d)	26,571,137	24,499,350
0.375%, 07/15/25 (c) (d) (f)	12,290,669	12,022,184
0.375%, 01/15/27 (c) (d)	27,813,931	26,528,860
0.375%, 07/15/27 (c) (d)	28,361,464	26,985,882
0.500%, 01/15/28 (c) (d)	12,345,923	11,681,493
0.625%, 01/15/26 (c) (e) (f) (g)	3,166,534	3,075,451
0.625%, 07/15/32 (c) (d)	162,241,148	147,112,502
0.750%, 07/15/28 (c)	5,663,201	5,409,999
0.875%, 01/15/29 (c) (d)	16,022,464	15,272,612
1.250%, 04/15/28 (c) (d)	6,376,328	6,193,973
1.375%, 07/15/33 (c) (d)	64,396,014	61,799,496
1.625%, 10/15/27 (c) (d)	92,699,730	91,805,890
2.375%, 10/15/28 (c) (d)	12,212,622	12,495,549

		1,362,254,559

Total U.S. Treasury & Government Agencies (Cost $1,830,180,904)		1,627,234,024

BHFTI-257

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—10.1%

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—1.0%
ACE Securities Corp. Home Equity Loan Trust 5.844%, 1M TSFR + 0.514%, 03/25/37 (a)	449,105	$183,297
6.494%, 1M TSFR + 1.164%, 12/25/33 (a)	909,898	897,044
Asset-Backed Securities Corp. Home Equity Loan Trust 6.269%, 1M TSFR + 0.939%, 04/25/34 (a)	1,198,931	1,165,441
Citigroup Mortgage Loan Trust, Inc. 5.624%, 1M TSFR + 0.294%, 03/25/37 (a)	768,522	631,664
5.734%, 1M TSFR + 0.404%, 09/25/36 (144A) (a)	784,542	742,745
6.134%, 1M TSFR + 0.804%, 10/25/35 (a)	3,700,000	3,296,520
First NLC Trust 5.514%, 1M TSFR + 0.184%, 08/25/37 (144A) (a)	772,690	383,889
GSAA Trust 6.720%, 03/25/46 (i)	286,764	151,196
Home Equity Asset Trust 6.119%, 1M TSFR + 0.789%, 02/25/36 (a)	1,418,331	1,363,932
6.299%, 1M TSFR + 0.969%, 08/25/34 (a)	225,019	220,515
HSI Asset Securitization Corp. Trust 5.544%, 1M TSFR + 0.214%, 10/25/36 (a)	3,967	1,550
MASTR Asset-Backed Securities Trust 6.194%, 1M TSFR + 0.864%, 10/25/35 (a)	92,359	85,981
Morgan Stanley ABS Capital I, Inc. Trust 6.104%, 1M TSFR + 0.774%, 01/25/35 (a)	525,303	505,040
6.119%, 1M TSFR + 0.789%, 09/25/35 (a)	1,135,325	1,062,828
New Century Home Equity Loan Trust 6.209%, 1M TSFR + 0.879%, 02/25/35 (a)	303,268	290,346
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.879%, 1M TSFR + 0.549%, 03/25/36 (a)	977,555	970,411
NovaStar Mortgage Funding Trust 6.149%, 1M TSFR + 0.819%, 01/25/36 (a)	332,403	327,654
Residential Asset Securities Corporation Trust 5.904%, 1M TSFR + 0.344%, 06/25/36 (a)	2,897,030	2,795,272
Soundview Home Loan Trust 5.624%, 1M TSFR + 0.294%, 07/25/37 (a)	285,018	250,366
5.644%, 1M TSFR + 0.314%, 06/25/37 (a)	1,812,972	1,224,274

		16,549,965

Asset-Backed - Other—9.0%
522 Funding CLO Ltd. 6.619%, 3M TSFR + 1.302%, 10/20/31 (144A) (a)	1,453,264	1,454,019
ACAS CLO Ltd. 6.450%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	908,100	908,668
Adagio CLO VIII DAC 4.872%, 3M EURIBOR + 0.930%, 04/15/32 (144A) (EUR) (a)	3,500,000	3,748,221
Allegro CLO XI Ltd. 6.552%, 3M TSFR + 1.250%, 01/19/33 (a)	3,000,000	3,000,000
AMMC CLO XII Ltd. 6.513%, 3M TSFR + 1.212%, 11/10/30 (144A) (a)	490,365	490,676
Anchorage Capital CLO 11 Ltd. 6.719%, 3M TSFR + 1.402%, 07/22/32 (144A) (a)	1,600,000	1,600,022
Anchorage Capital CLO 6 Ltd. 6.764%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	700,000	700,123
6.626%, 3M TSFR + 1.312%, 07/15/30 (144A) (a)	610,740	610,457
Anchorage Capital CLO 9 Ltd. 6.716%, 3M TSFR + 1.402%, 07/15/32 (144A) (a)	300,000	300,423

Asset-Backed - Other—(Continued)
Apidos CLO XXVI Ltd. 6.460%, 3M TSFR + 1.162%, 07/18/29 (144A) (a)	967,002	966,673
Apidos CLO XXVII Ltd. 6.508%, 3M TSFR + 1.192%, 07/17/30 (144A) (a)	1,166,713	1,166,784
Arbor Realty Commercial Real Estate Notes Ltd. 6.769%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	2,600,000	2,579,690
ARES European CLO VI DAC 4.552%, 3M EURIBOR + 0.610%, 04/15/30 (144A) (EUR) (a)	548,765	589,467
ARES L CLO Ltd. 6.626%, 3M TSFR + 1.312%, 01/15/32 (144A) (a)	700,000	699,970
ARES LII CLO Ltd. 6.629%, 3M TSFR + 1.312%, 04/22/31 (144A) (a)	1,700,000	1,701,455
Argent Securities Trust 5.764%, 1M TSFR + 0.434%, 05/25/36 (a)	222,084	52,989
Atlas Senior Loan Fund Ltd. 6.726%, 3M TSFR + 1.412%, 01/16/30 (144A) (a)	836,746	836,747
Atlas Senior Loan Fund X Ltd. 6.666%, 3M TSFR + 1.352%, 01/15/31 (144A) (a)	374,294	374,422
Barings CLO Ltd. 6.649%, 3M TSFR + 1.332%, 01/20/32 (144A) (a)	1,900,000	1,900,811
BDS LLC 7.126%, 1M TSFR + 1.800%, 03/19/39 (144A) (a)	1,900,000	1,893,835
Benefit Street Partners CLO XII Ltd. 6.526%, 3M TSFR + 1.212%, 10/15/30 (144A) (a)	679,194	679,255
Birch Grove CLO Ltd. 6.721%, 3M TSFR + 1.392%, 06/15/31 (144A) (a)	706,073	707,197
BlackRock European CLO IV DAC 4.792%, 3M EURIBOR + 0.850%, 07/15/30 (144A) (EUR) (a)	1,008,865	1,084,290
BlueMountain CLO XXII Ltd. 6.656%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	469,975	470,659
BlueMountain EUR CLO DAC 4.738%, 3M EURIBOR + 0.790%, 04/25/32 (144A) (EUR) (a)	764,634	820,953
Capital Four U.S. CLO II Ltd. 7.494%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	900,000	906,787
Carlyle Euro CLO DAC 4.531%, 3M EURIBOR + 0.630%, 08/15/30 (144A) (EUR) (a)	756,928	812,665
4.752%, 3M EURIBOR + 0.800%, 08/28/31 (144A) (EUR) (a)	5,999,431	6,433,825
Carlyle Global Market Strategies CLO Ltd. 1.000%, 3M TSFR + 1.220%, 07/20/32 (144A) (a)	1,000,000	1,000,000
6.518%, 3M TSFR + 1.212%, 08/14/30 (144A) (a)	1,146,847	1,146,864
6.548%, 3M TSFR + 1.232%, 04/17/31 (144A) (a)	420,349	420,386
6.659%, 3M TSFR + 1.342%, 04/22/32 (144A) (a)	400,000	400,240
Carlyle Global Market Strategies Euro CLO Ltd. 4.651%, 3M EURIBOR + 0.750%, 11/15/31 (EUR) (a)	1,596,507	1,710,457
Carlyle U.S. CLO Ltd. 6.579%, 3M TSFR + 1.262%, 04/20/31 (144A) (a)	1,281,982	1,282,362
6.756%, 3M TSFR + 1.442%, 01/15/30 (144A) (a)	381,518	381,432
Catamaran CLO Ltd. 6.679%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	1,163,581	1,165,033
CBAM Ltd. 6.829%, 3M TSFR + 1.512%, 07/20/30 (144A) (a)	437,108	437,177

BHFTI-258

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cedar Funding V CLO Ltd. 6.678%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	739,301	$739,683
CIFC European Funding CLO III DAC 4.992%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (a)	800,000	856,741
CIFC Funding Ltd. 6.530%, 3M TSFR + 1.212%, 10/24/30 (144A) (a)	1,904,359	1,906,370
6.560%, 3M TSFR + 1.262%, 04/18/31 (144A) (a)	1,745,883	1,746,845
CIT Mortgage Loan Trust 6.944%, 1M TSFR + 1.614%, 10/25/37 (144A) (a)	4,150,000	4,123,167
Contego CLO IV DAC 4.598%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (a)	796,974	850,671
Countrywide Asset-Backed Certificates Trust 5.634%, 1M TSFR + 0.304%, 11/25/37 (a)	4,372,329	4,038,780
6.184%, 1M TSFR + 0.854%, 08/25/47 (a)	19,511	18,573
CQS U.S. CLO Ltd. 7.168%, 3M TSFR + 1.850%, 07/20/31 (144A) (a)	2,012,678	2,016,458
Credit-Based Asset Servicing & Securitization LLC
5.555%, 1M TSFR + 0.234%, 07/25/37 (144A) (a)	61,888	39,939
5.655%, 1M TSFR + 0.334%, 07/25/37 (144A) (a)	1,233,423	795,971
Crestline Denali CLO XIV Ltd. 6.717%, 3M TSFR + 1.402%, 10/23/31 (144A) (a)	1,016,567	1,016,679
Crestline Denali CLO XV Ltd. 6.609%, 3M TSFR + 1.292%, 04/20/30 (144A) (a)	644,745	644,940
CSAB Mortgage-Backed Trust 6.220%, 09/25/36 (i)	381,118	107,915
CVC Cordatus Opportunity Loan Fund DAC 5.289%, 3M EURIBOR + 1.380%, 08/15/33 (144A) (EUR) (a)	1,900,000	2,046,834
Dryden 35 Euro CLO DAC 4.908%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (a)	800,000	855,731
Dryden 44 Euro CLO DAC 4.822%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	1,300,000	1,382,774
Dryden 52 Euro CLO DAC 4.761%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	985,023	1,054,277
Dryden 54 Senior Loan Fund 6.479%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	1,900,000	1,900,000
Dryden 60 CLO Ltd. 6.626%, 3M TSFR + 1.312%, 07/15/31 (144A) (a)	673,608	674,213
Dryden 64 CLO Ltd. 6.530%, 3M TSFR + 1.232%, 04/18/31 (144A) (a)	659,424	659,420
Ellington Loan Acquisition Trust 6.544%, 1M TSFR + 1.214%, 05/25/37 (144A) (a)	980,076	942,946
Fidelity Grand Harbour CLO DAC 5.140%, 3M EURIBOR + 1.200%, 03/15/32 (144A) (EUR) (a)	900,000	968,372
First Franklin Mortgage Loan Trust 5.564%, 1M TSFR + 0.234%, 12/25/36 (a)	7,881,518	6,815,270
5.754%, 1M TSFR + 0.424%, 07/25/36 (a)	1,511,595	1,432,040
Gallatin CLO VIII Ltd. 6.666%, 3M TSFR + 1.352%, 07/15/31 (144A) (a)	382,167	381,512

Asset-Backed - Other—(Continued)
GoldenTree Loan Management U.S. CLO 2 Ltd. 6.489%, 3M TSFR + 1.172%, 11/20/30 (144A) (a)	481,833	481,894
GSAMP Trust 6.179%, 1M TSFR + 0.849%, 09/25/35 (a)	82,838	80,579
HalseyPoint CLO 3 Ltd. 7.029%, 3M TSFR + 1.712%, 11/30/32 (144A) (a)	500,000	501,157
HSI Asset Securitization Corp. Trust 5.764%, 1M TSFR + 0.434%, 05/25/37 (a)	31,400	31,335
JP Morgan Mortgage Acquisition Trust 5.654%, 1M TSFR + 0.324%, 10/25/36 (a)	33,841	33,186
KKR CLO 11 Ltd. 6.756%, 3M TSFR + 1.442%, 01/15/31 (144A) (a)	406,209	406,325
Laurelin DAC 4.690%, 3M EURIBOR + 0.720%, 10/20/31 (EUR) (a)	531,697	569,204
LCM Loan Income Fund I Ltd. 6.609%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	3,577,855	3,578,688
LCM XIII LP 6.441%, 3M TSFR + 1.132%, 07/19/27 (144A) (a)	16,656	16,656
LCM XXV Ltd. 6.418%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	525,942	525,643
LoanCore Issuer Ltd. 6.869%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	2,099,707	2,090,464
Lockwood Grove CLO Ltd. 6.756%, 3M TSFR + 1.432%, 01/25/30 (144A) (a)	190,232	190,377
Long Beach Mortgage Loan Trust 5.684%, 1M TSFR + 0.354%, 08/25/36 (a)	839,129	329,861
M360 2021-CRE3 Ltd. 6.943%, 1M TSFR + 1.614%, 11/22/38 (144A) (a)	512,081	501,167
Madison Park Euro Funding IX DAC 4.822%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (a)	700,000	744,101
Madison Park Funding XXVI Ltd. 6.781%, 3M TSFR + 1.462%, 07/29/30 (144A) (a)	376,904	377,335
Man Euro CLO DAC 5.779%, 3M EURIBOR + 1.750%, 10/15/36 (144A) (EUR) (a)	7,100,000	7,690,504
Man GLG Euro CLO II DAC 4.812%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	155,334	167,537
Man GLG Euro CLO V DAC 4.630%, 3M EURIBOR + 0.690%, 12/15/31 (144A) (EUR) (a)	3,961,803	4,236,979
Marathon CLO XIII Ltd. 6.534%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	2,600,000	2,600,468
Marathon Static CLO Ltd. 6.483%, 3M TSFR + 1.150%, 07/20/30 (144A) (a)	3,100,000	3,100,000
MF1 LLC 7.476%, 1M TSFR + 2.150%, 06/19/37 (144A) (a)	1,800,000	1,804,880
MF1 Ltd. 6.521%, 1M TSFR + 1.194%, 10/16/36 (144A) (a)	659,965	655,779
MKS CLO Ltd. 6.769%, 3M TSFR + 1.452%, 01/20/31 (144A) (a)	2,798,731	2,797,589
Morgan Stanley ABS Capital I, Inc. Trust 6.419%, 1M TSFR + 1.089%, 07/25/34 (a)	42,199	42,217
6.494%, 1M TSFR + 1.164%, 06/25/35 (a)	1,232,000	1,082,219

BHFTI-259

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Morgan Stanley IXIS Real Estate Capital Trust 5.494%, 1M TSFR + 0.164%, 11/25/36 (a)	512	$163
Mountain View CLO LLC 6.666%, 3M TSFR + 1.352%, 10/16/29 (144A) (a)	662,704	662,809
Oak Hill European Credit Partners VII DAC 4.710%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	1,989,903	2,126,084
Oaktree CLO Ltd. 6.689%, 3M TSFR + 1.372%, 04/22/30 (144A) (a)	600,000	600,105
OCP Euro CLO DAC 4.762%, 3M EURIBOR + 0.820%, 01/15/32 (144A) (EUR) (a)	536,297	576,646
Octagon Investment Partners 18-R Ltd. 6.536%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	1,032,658	1,033,408
Octagon Investment Partners XXI Ltd. 6.568%, 3M TSFR + 1.262%, 02/14/31 (144A) (a)	1,100,000	1,101,419
OSD CLO Ltd. 6.448%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	1,886,302	1,885,471
OZLM IX Ltd. 6.521%, 3M TSFR + 1.200%, 10/20/31 (144A) (a)	560,000	559,851
OZLM VIII Ltd. 6.558%, 3M TSFR + 1.242%, 10/17/29 (144A) (a)	1,100,721	1,099,870
OZLM XXIV Ltd. 6.739%, 3M TSFR + 1.422%, 07/20/32 (144A) (a)	300,000	299,105
Palmer Square European Loan Funding 5.123%, 3M EURIBOR + 1.250%, 08/15/33 (144A) (EUR) (a)	1,300,000	1,400,054
Palmer Square Loan Funding Ltd. 6.376%, 3M TSFR + 1.062%, 10/15/29 (144A) (a)	1,863,004	1,860,621
6.379%, 3M TSFR + 1.062%, 07/20/29 (144A) (a)	1,701,902	1,702,184
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.179%, 1M TSFR + 0.849%, 09/25/35 (a)	90,332	86,793
6.494%, 1M TSFR + 1.164%, 10/25/34 (a)	1,654,349	1,618,734
Rockford Tower Europe CLO DAC 5.220%, 3M EURIBOR + 1.370%, 04/24/37 (144A) (EUR) (a)	1,500,000	1,618,275
Romark CLO Ltd. 6.607%, 3M TSFR + 1.292%, 10/23/30 (144A) (a)	945,827	946,070
Saranac CLO VI Ltd. 6.717%, 3M TSFR + 1.402%, 08/13/31 (144A) (a)	1,573,363	1,573,672
Saxon Asset Securities Trust 5.754%, 1M TSFR + 0.424%, 09/25/37 (a)	453,564	425,416
Securitized Asset-Backed Receivables LLC Trust
5.744%, 1M TSFR + 0.414%, 07/25/36 (a)	275,236	109,217
5.764%, 1M TSFR + 0.434%, 07/25/36 (a)	3,028,354	1,047,045
Segovia European CLO DAC 4.850%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	299,865	320,645
Sound Point CLO IX Ltd. 6.789%, 3M TSFR + 1.472%, 07/20/32 (144A) (a)	1,400,000	1,399,359
Sound Point CLO XV Ltd. 6.477%, 3M TSFR + 1.162%, 01/23/29 (144A) (a)	60,625	60,602
Soundview Home Loan Trust 5.564%, 1M TSFR + 0.234%, 11/25/36 (144A) (a)	39,556	11,546

Asset-Backed - Other—(Continued)
Structured Asset Securities Corp. Mortgage Loan Trust 6.940%, 1M TSFR + 1.614%, 04/25/35 (a)	42,895	42,241
TCW CLO Ltd. 6.556%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	676,756	676,808
THL Credit Wind River CLO Ltd. 6.656%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	2,000,000	2,000,024
Toro European CLO 5 DAC 4.682%, 3M EURIBOR + 0.740%, 10/15/30 (144A) (EUR) (a)	1,183,277	1,271,725
Tralee CLO VII Ltd. 6.906%, 3M TSFR + 1.582%, 04/25/34 (144A) (a)	1,400,000	1,400,668
TRTX Issuer Ltd. 6.969%, SOFR30A + 1.650%, 02/15/39 (144A) (a)	800,000	793,233
U.S. Small Business Administration 5.510%, 11/01/27	219,107	216,241
Venture 33 CLO Ltd. 6.636%, 3M TSFR + 1.322%, 07/15/31 (144A) (a)	293,878	293,954
Venture XVII CLO Ltd. 6.456%, 3M TSFR + 1.142%, 04/15/27 (144A) (a)	209,159	209,106
Venture XXIV CLO Ltd. 6.479%, 3M TSFR + 1.162%, 10/20/28 (144A) (a)	384,127	383,820
Venture XXV CLO Ltd. 6.599%, 3M TSFR + 1.282%, 04/20/29 (144A) (a)	29,017	29,011
Vibrant CLO XI Ltd. 6.699%, 3M TSFR + 1.382%, 07/20/32 (144A) (a)	900,000	899,956
VMC Finance LLC 7.219%, SOFR30A + 1.900%, 02/18/39 (144A) (a)	397,388	390,326
Voya CLO Ltd. 6.460%, 3M TSFR + 1.162%, 01/18/29 (144A) (a)	270,470	270,476
6.556%, 3M TSFR + 1.242%, 06/07/30 (144A) (a)	177,038	177,266
Wellfleet CLO Ltd. 6.469%, 3M TSFR + 1.152%, 07/20/29 (144A) (a)	95,226	95,225
6.639%, 3M TSFR + 1.322%, 10/20/29 (144A) (a)	178,637	178,679
Wind River CLO Ltd. 6.610%, 3M TSFR + 1.312%, 07/18/31 (144A) (a)	483,836	484,050

		152,025,272

Asset-Backed - Student Loan—0.1%
SLM Student Loan Trust 6.173%, SOFR90A + 0.812%, 10/25/64 (144A) (a)	1,992,143	1,962,079

Total Asset-Backed Securities (Cost $170,664,837)		170,537,316

Foreign Government—7.9%

Sovereign—7.9%
Canada Government Real Return Bond 4.250%, 12/01/26 (CAD) (c)	8,651,664	6,822,331
French Republic Government Bonds OAT 0.100%, 03/01/26 (144A) (EUR) (c)	18,160,730	19,423,382
0.100%, 07/25/31 (144A) (EUR) (c)	1,877,552	1,983,874
0.100%, 07/25/38 (144A) (EUR) (c)	115,218	114,530
0.250%, 07/25/24 (144A) (EUR) (c)	4,870,554	5,304,305

BHFTI-260

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro 0.400%, 05/15/30 (144A) (EUR) (c)	2,260,658	$2,307,307
1.400%, 05/26/25 (144A) (EUR) (c)	56,809,656	60,642,492
1.800%, 05/15/36 (144A) (EUR) (c)	895,716	970,146
Japan Government CPI-Linked Bonds 0.100%, 03/10/28 (JPY) (c)	1,682,593,260	11,654,109
0.100%, 03/10/29 (JPY) (c)	2,755,278,190	19,165,728
New Zealand Government Bond Inflation-Linked 3.000%, 09/20/30 (NZD) (c)	5,000,000	4,057,493

Total Foreign Government (Cost $135,387,298)		132,445,697

Mortgage-Backed Securities—1.8%

Collateralized Mortgage Obligations—1.8%
Banc of America Funding Trust 5.721%, 02/20/36 (a)	100,788	93,036
Banc of America Mortgage Trust 4.571%, 06/25/35 (a)	26,836	23,091
5.147%, 09/25/35 (a)	22,536	19,702
Bear Stearns ALT-A Trust 4.870%, 09/25/35 (a)	410,228	240,934
5.764%, 1M TSFR + 0.434%, 02/25/34 (a)	56,136	51,571
Bear Stearns ARM Trust 4.829%, 03/25/35 (a)	94,039	83,612
Chase Mortgage Finance Trust 5.298%, 02/25/37 (a)	14,949	14,203
CHL Mortgage Pass-Through Trust 6.000%, 03/25/37	790,175	368,638
6.024%, 1M TSFR + 0.694%, 04/25/35 (a)	227,946	206,456
Citigroup Mortgage Loan Trust, Inc. 4.692%, 03/25/37 (a)	1,125,923	925,721
6.980%, 1Y H15 + 2.400%, 05/25/35 (a)	1,968	1,916
7.373%, 08/25/35 (a)	389	377
Countrywide Alternative Loan Trust 5.000%, 07/25/35	121,042	66,821
5.500%, 06/25/25	353,434	280,854
5.623%, 1M TSFR + 0.294%, 02/20/47 (a)	381,269	290,137
5.684%, 1M TSFR + 0.354%, 06/25/36 (a)	1,054,476	921,564
5.804%, 1M TSFR + 0.474%, 05/25/47 (a)	107,338	97,625
6.000%, 03/25/37	3,071,008	1,113,307
6.000%, 04/25/37	489,859	404,577
6.004%, 1M TSFR + 0.674%, 12/25/35 (a)	14,563	12,700
Countrywide Reperforming Loan REMIC Trust 5.784%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	23,548	22,072
Credit Suisse Mortgage Capital Certificates Trust 3.288%, 11/30/37 (144A) (a)	2,305,165	2,081,987
3.869%, 10/26/36 (144A) (a)	37,398	31,506
5.594%, 1M TSFR + 0.264%, 09/29/36 (144A) (a)	434,221	419,545
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 5.544%, 1M TSFR + 0.214%, 10/25/36 (a)	8,369	6,650
6.369%, 10/25/36 (i)	146,459	121,159
6.386%, 10/25/36 (i)	146,459	121,157
Eurosail-U.K. PLC 6.292%, SONIA + 1.069%, 06/13/45 (GBP) (a)	615,980	774,296

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities Trust 6.900%, 06/25/34 (a)	49,944	46,343
Great Hall Mortgages No. 1 PLC
5.472%, SONIA + 0.249%, 03/18/39 (GBP) (a)	14,086	17,720
5.492%, SONIA + 0.269%, 06/18/38 (GBP) (a)	2,162	2,722
GreenPoint Mortgage Funding Trust 5.804%, 1M TSFR + 0.474%, 09/25/46 (a)	272,669	238,379
5.884%, 1M TSFR + 0.554%, 06/25/45 (a)	65,048	58,183
5.984%, 1M TSFR + 0.654%, 11/25/45 (a)	49,147	42,749
GSR Mortgage Loan Trust 4.349%, 05/25/35 (a)	116,542	93,637
4.571%, 11/25/35 (a)	121,846	100,350
5.064%, 09/25/35 (a)	41,569	38,575
5.207%, 12/25/34 (a)	143,684	128,969
6.167%, 01/25/35 (a)	32,080	29,427
HarborView Mortgage Loan Trust 5.821%, 1M TSFR + 0.494%, 09/19/37 (a)	15,380	12,760
5.881%, 1M TSFR + 0.554%, 05/19/35 (a)	25,586	22,959
6.001%, 1M TSFR + 0.674%, 02/19/36 (a)	72,318	35,079
6.343%, 1M TSFR + 1.014%, 06/20/35 (a)	139,972	124,602
IndyMac INDA Mortgage Loan Trust 4.799%, 11/25/35 (a)	24,473	24,502
JP Morgan Mortgage Trust 3.965%, 07/27/37 (144A) (a)	230,075	205,106
4.896%, 07/25/35 (a)	37,064	34,622
5.041%, 08/25/35 (a)	59,408	48,784
5.315%, 02/25/35 (a)	41,825	38,256
5.386%, 09/25/35 (a)	11,938	10,953
5.656%, 07/25/35 (a)	17,060	16,555
5.817%, 08/25/35 (a)	51,634	47,943
Lehman XS Trust 5.984%, 1M TSFR + 0.654%, 12/25/35 (a)	58,450	53,890
7.744%, 1M TSFR + 2.414%, 12/25/37 (a)	1,994,804	1,887,138
MASTR Adjustable Rate Mortgages Trust 4.504%, 12/25/33 (a)	15,240	13,642
5.371%, 11/21/34 (a)	31,068	28,956
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.140%, 1M TSFR + 0.814%, 11/15/31 (a)	31,810	29,906
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (a)	426,216	402,982
MRFC Mortgage Pass-Through Trust 5.880%, 1M TSFR + 0.554%, 12/15/30 (a)	4,940	4,639
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (a)	3,653,840	3,429,104
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.494%, 1M TSFR + 1.164%, 04/25/35 (a)	2,000,000	1,973,568
Residential Accredit Loans, Inc. Trust 5.735%, 1M TSFR + 0.414%, 08/25/35 (a)	42,495	31,328
6.009%, 10/25/37 (a)	578,785	477,836
6.449%, 12M MTA + 1.360%, 09/25/45 (a)	38,993	34,239
Residential Asset Securitization Trust 6.500%, 09/25/36	269,627	89,403
Residential Mortgage Securities 32 PLC 6.473%, SONIA + 1.250%, 06/20/70 (144A) (GBP) (a)	1,685,503	2,129,985

BHFTI-261

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust 5.843%, 1M TSFR + 0.514%, 07/20/36 (a)	169,962	$145,960
6.141%, 1M TSFR + 0.814%, 10/19/26 (a)	9,535	9,213
Structured Adjustable Rate Mortgage Loan Trust 6.489%, 12M MTA + 1.400%, 01/25/35 (a)	43,884	37,303
7.020%, 02/25/34 (a)	20,966	19,859
Structured Asset Mortgage Investments II Trust 5.824%, 1M TSFR + 0.494%, 06/25/36 (a)	13,271	12,797
5.864%, 1M TSFR + 0.534%, 05/25/36 (a)	12,152	7,747
5.941%, 1M TSFR + 0.614%, 07/19/35 (a)	42,724	39,201
6.101%, 1M TSFR + 0.774%, 10/19/34 (a)	17,876	16,547
TBW Mortgage-Backed Trust 6.515%, 07/25/37 (i)	136,527	50,934
Towd Point Mortgage Funding 6.366%, 3M SONIA + 1.144%, 10/20/51 (GBP) (a)	2,508,911	3,167,245
Towd Point Mortgage Trust 6.444%, 1M TSFR + 1.114%, 10/25/59 (144A) (a)	661,165	665,925
Wachovia Mortgage Loan Trust LLC 2.021%, 1M TSFR + 0.574%, 01/25/37 (a)	1,485,768	548,244
WaMu Mortgage Pass-Through Certificates Trust 4.019%, 11/25/36 (a)	3,278,155	2,758,732
4.399%, 12M MTA + 0.810%, 12/25/46 (a)	26,699	22,121
4.720%, 12/25/35 (a)	27,919	24,729
5.859%, 12M MTA + 0.770%, 05/25/47 (a)	149,682	119,022
6.089%, 12M MTA + 1.000%, 02/25/46 (a)	50,417	43,823
6.089%, 12M MTA + 1.000%, 08/25/46 (a)	1,490,895	1,340,897
6.137%, 12M MTA + 1.048%, 07/25/46 (a)	269,132	220,461
6.289%, 12M MTA + 1.200%, 11/25/42 (a)	4,236	3,868
6.589%, 12M MTA + 1.500%, 11/25/46 (a)	90,454	77,780
Wells Fargo Mortgage-Backed Securities Trust 6.185%, 04/25/36 (a)	29,616	27,557

		30,160,970

Commercial Mortgage-Backed Securities—0.0%
JPMorgan Chase Commercial Mortgage Securities Trust 6.823%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	571,717	481,916

Total Mortgage-Backed Securities (Cost $33,538,848)		30,642,886

Corporate Bonds & Notes—0.5%

Banks—0.3%
Bank of America Corp. 5.875%, 3M TSFR + 3.193%, 03/15/28 (a)	1,570,000	1,545,983
Lloyds Banking Group PLC 4.947%, 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	953,691
Nykredit Realkredit AS 1.000%, 10/01/53 (DKK)	9,546	998
1.500%, 10/01/52 (DKK)	15,728,007	1,829,911
1.500%, 10/01/53 (DKK)	498,379	49,339
2.500%, 10/01/47 (DKK)	5,150	690

Banks—(Continued)
UBS Group AG 0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (a)	100,000	98,989
1.000%, 1Y EUR Swap + 1.050%, 06/24/27 (EUR) (a)	100,000	101,415
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (a)	100,000	111,571
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (a)	100,000	131,148
7.750%, 1Y EURIBOR ICE Swap + 4.950%, 03/01/29 (EUR) (a)	100,000	123,006

		4,946,741

Diversified Financial Services—0.2%
Avolon Holdings Funding Ltd. 2.528%, 11/18/27 (144A)	114,000	101,391
Jyske Realkredit AS 0.500%, 10/01/43 (DKK)	54,179	6,263
1.000%, 10/01/50 (DKK)	6,807,846	762,665
1.500%, 10/01/53 (DKK)	1,737,059	193,342
2.000%, 10/01/53 (DKK)	7,272,529	804,261
2.500%, 10/01/47 (DKK)	3,377	451
Nordea Kredit Realkreditaktieselskab 1.500%, 10/01/53 (DKK)	2,559,866	258,659
2.000%, 10/01/53 (DKK)	4,299,311	461,347
2.000%, 10/01/53 (144A) (DKK)	699,449	82,867
2.500%, 10/01/47 (DKK)	877	117
Realkredit Danmark AS 1.500%, 10/01/53 (DKK)	4,216,373	490,763
2.000%, 10/01/53 (DKK)	564,976	60,771
2.500%, 04/01/47 (DKK)	8,238	1,103

		3,224,000

Electric—0.0%
Eversource Energy 2.900%, 10/01/24	100,000	98,503

Software—0.0%
VMware LLC 3.900%, 08/21/27	300,000	287,333

Total Corporate Bonds & Notes (Cost $10,443,659)		8,556,577

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co. - Series L, 7.500% (Cost $900,000)	900	1,097,415

Short-Term Investments—44.9%

Repurchase Agreements—44.9%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/28/24 at 5.390%, due on 04/01/24 with a maturity value of $11,907,127; collateralized by U.S. Treasury Bond at 4.000%, maturing 11/15/52, with a market value of $12,038,261.	11,900,000	11,900,000

BHFTI-262

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/28/24 at 5.450%, due on 04/02/24 with a maturity value of $654,999,145; collateralized by U.S. Treasury Inflation Indexed Bonds at with rates ranging from 0.750% - 1.375%, maturity dates ranging from 15/07/28 - 15/02/44, and an aggregate market value of $669,933,234.	654,900,000	$654,900,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $8,976,309; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $9,153,350.	8,973,816	8,973,816

Repurchase Agreements—(Continued)
JPMorgan Securities LLC Repurchase Agreement dated 03/28/24 at 5.450%, due on 04/02/24 with a maturity value of $78,311,854; collateralized by U.S. Treasury Inflation Indexed Bonds at 0.125%, maturing 07/15/24, with a market value of $79,897,233.	78,300,000	$78,300,000

Total Short-Term Investments (Cost $754,073,816)		754,073,816

Total Investments—162.1% (Cost $2,935,189,362)		2,724,587,731
Other assets and liabilities (net)—(62.1)%		(1,043,665,308)

Net Assets—100.0%		$1,680,922,423

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(e)	All or a portion of the security was pledged as collateral against open OTC swap contracts, open OTC option contracts and forward foreign currency exchange contracts. As of March 31, 2024, the market value of securities pledged was $1,809,401.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $7,424,316.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2024, the market value of securities pledged was $9,188,767.
(h)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2024, the market value of securities pledged was $868,516.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $233,023,932, which is 13.9% of net assets.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	5.500%	TBA	$(14,000,000)	$(13,928,359)	$(13,930,508)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	9,117,324	JPMC	04/02/24	USD	6,710,540	$20,446
DKK	6,950,000	BBP	04/02/24	USD	1,013,313	(8,084)
EUR	1,475,000	BNP	04/02/24	USD	1,600,088	(8,785)
JPY	4,679,070,711	BNP	04/02/24	USD	30,954,879	(45,441)

Contracts to Deliver
AUD	172,000	BBP	04/02/24	USD	111,935	(149)
AUD	172,000	BBP	05/02/24	USD	111,761	(416)

BHFTI-263

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	5,083,884	JPMC	05/03/24	USD	1,028,710	$18,202
CAD	9,122,308	JPMC	04/02/24	USD	6,760,716	26,051
CAD	9,113,283	JPMC	05/02/24	USD	6,710,540	(20,406)
DKK	52,184,001	JPMC	04/02/24	USD	7,603,155	55,406
DKK	45,140,129	BNP	05/02/24	USD	6,564,881	26,470
EUR	2,606,000	BNP	04/02/24	USD	2,841,706	30,223
EUR	123,226,196	DBAG	04/02/24	USD	133,936,401	993,831
EUR	124,357,196	DBAG	05/02/24	USD	134,841,005	522,393
GBP	4,931,000	BNP	04/02/24	USD	6,259,468	35,807
GBP	4,931,000	BBP	05/02/24	USD	6,235,500	10,853
JPY	4,682,853,987	JPMC	04/02/24	USD	31,220,623	286,193
JPY	4,657,755,182	BNP	05/02/24	USD	30,954,878	45,115
KRW	134,224,286	JPMC	06/20/24	USD	102,677	2,548
MXN	6,986,876	CBNA	05/14/24	USD	411,303	(6,214)
NZD	6,154,970	BNP	04/02/24	USD	3,744,628	67,341
NZD	6,154,970	GSBU	05/02/24	USD	3,692,894	15,465
TWD	1,667,936	BNP	06/20/24	USD	54,233	1,643
TWD	481,223	BNP	06/20/24	USD	15,537	364
TWD	170,239	BNP	06/20/24	USD	5,465	97

Net Unrealized Appreciation						$2,068,953

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/17/24	280	AUD	32,641,227	$163,723
Euro-BTP Futures	06/06/24	118	EUR	14,043,180	242,006
Euro-Buxl 30 Year Bond Futures	06/06/24	34	EUR	4,617,200	102,317
U.S. Treasury Note 10 Year Futures	06/18/24	785	USD	86,975,547	238,948
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	833	USD	95,469,609	294,932
U.S. Treasury Ultra Long Bond Futures	06/18/24	169	USD	21,801,000	198,985

Futures Contracts—Short
Euro-Bobl Futures	06/06/24	(2)	EUR	(236,500)	(1,026)
Euro-Bund Futures	06/06/24	(379)	EUR	(50,551,020)	(691,294)
Euro-OAT Futures	06/06/24	(32)	EUR	(4,101,440)	(41,263)
Euro-Schatz Futures	06/06/24	(937)	EUR	(99,040,900)	(64,286)
Euro-Short BTP Futures	06/06/24	(304)	EUR	(32,187,520)	(66,988)
U.S. Treasury Long Bond Futures	06/18/24	(1,358)	USD	(163,554,125)	(2,371,658)
U.S. Treasury Note 2 Year Futures	06/28/24	(397)	USD	(81,180,297)	(79,865)
U.S. Treasury Note 5 Year Futures	06/28/24	(2,880)	USD	(308,205,000)	53,881

Net Unrealized Depreciation					$(2,021,588)

BHFTI-264

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(164,792)	$217,453
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	(4)	254,621
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(1,500,000)	USD	(1,500,000)	(10,425)	—	10,425

Totals								$(647,295)	$(164,796)	$482,499

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.900%	GSBU	6M EURIBOR	Receive	08/29/25	(11,900,000)	EUR	(11,900,000)	$(154,666)	$(171,002)	$(16,336)
Call - OTC - 2 Yr. IRS	2.950%	CBNA	6M EURIBOR	Receive	09/15/25	(19,000,000)	EUR	(19,000,000)	(229,651)	(301,260)	(71,609)
Call - OTC - 2 Yr. IRS	2.800%	GSI	6M EURIBOR	Receive	09/01/25	(25,800,000)	EUR	(25,800,000)	(325,147)	(336,597)	(11,450)
Call - OTC - 2 Yr. IRS	3.150%	BBP	6M EURIBOR	Receive	10/06/25	(22,800,000)	EUR	(22,800,000)	(264,018)	(422,978)	(158,960)
Call - OTC - 2 Yr. IRS	3.800%	BNP	SOFR	Receive	04/16/24	(62,100,000)	USD	(62,100,000)	(286,547)	(471)	286,076
Call - OTC - 2 Yr. IRS	4.269%	GSBU	SOFR	Receive	05/13/24	(63,200,000)	USD	(63,200,000)	(274,920)	(89,302)	185,618
Put - OTC - 2 Yr. IRS	3.150%	BBP	6M EURIBOR	Pay	10/06/25	(22,800,000)	EUR	(22,800,000)	(264,018)	(81,127)	182,891
Put - OTC - 2 Yr. IRS	2.900%	GSBU	6M EURIBOR	Pay	08/29/25	(11,900,000)	EUR	(11,900,000)	(154,667)	(55,862)	98,805
Put - OTC - 2 Yr. IRS	2.950%	CBNA	6M EURIBOR	Pay	09/15/25	(19,000,000)	EUR	(19,000,000)	(229,652)	(95,686)	133,966
Put - OTC - 2 Yr. IRS	2.800%	GSI	6M EURIBOR	Pay	09/01/25	(25,800,000)	EUR	(25,800,000)	(325,147)	(138,143)	187,004

Totals									$(2,508,433)	$(1,692,428)	$816,005

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 3 Month Euribor Futures	EUR	96.750	04/12/24	(603)	EUR	(1,507,500)	$(406,664)	$(4,065)	$402,599

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(3,883,550)	$(9,568)	$(3,873,982)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,201,998)	—	(1,201,998)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(2,864,756)	1,913	(2,866,669)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,273,376)	28,402	(1,301,778)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(595,017)	(1,137)	(593,880)
Pay	12M CPURNSA	Maturity	2.500%	Maturity	09/07/24	USD	7,100,000	(48,084)	—	(48,084)
Pay	12M CPURNSA	Maturity	2.510%	Maturity	09/08/24	USD	500,000	(3,323)	—	(3,323)
Pay	12M CPURNSA	Maturity	2.560%	Maturity	09/12/24	USD	6,000,000	(36,044)	—	(36,044)
Pay	12M CPURNSA	Maturity	2.565%	Maturity	09/12/24	USD	5,300,000	(31,580)	—	(31,580)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(146,276)	—	(146,276)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(41,450)	2,831	(44,281)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	23,400,000	(4,843,517)	(120,531)	(4,722,986)
Pay	12M HICP	Maturity	2.356%	Maturity	11/15/33	EUR	5,900,000	121,061	(8,655)	129,716
Pay	12M HICP	Maturity	2.363%	Maturity	11/15/33	EUR	3,300,000	69,973	—	69,973
Pay	12M HICP	Maturity	2.390%	Maturity	11/15/33	EUR	3,400,000	81,966	3,206	78,760
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(53,635)	—	(53,635)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	60,000	(1,844)	118	(1,962)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	(17,697)	481	(18,178)
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	(47,585)	671	(48,256)

BHFTI-265

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	$(61,678)	$(34,187)	$(27,491)
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	57,489	—	57,489
Pay	12M HICP	Maturity	2.682%	Maturity	10/15/53	EUR	1,100,000	78,899	—	78,899
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	236,560	20,069	216,491
Pay	12M HICP	Maturity	2.736%	Maturity	10/15/53	EUR	1,600,000	145,464	14,182	131,282
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	3,100,000	305,887	8,299	297,588
Pay	12M HICP	Maturity	3.520%	Maturity	09/15/24	EUR	3,300,000	(31,909)	(1,464)	(30,445)
Pay	12M HICP	Maturity	3.720%	Maturity	09/15/24	EUR	6,300,000	(33,230)	(2,374)	(30,856)
Pay	12M HICP	Maturity	3.850%	Maturity	09/15/24	EUR	6,900,000	(16,653)	—	(16,653)
Pay	12M SOFR	Annually	3.085%	Annually	02/13/34	USD	36,700,000	(2,266,089)	(272,705)	(1,993,384)
Pay	3M SOFR	Quarterly	2.340%	Semi-Annually	11/21/28	USD	65,930,000	(5,421,997)	—	(5,421,997)
Pay	6M EURIBOR	Semi-Annually	0.550%	Annually	08/10/24	EUR	100,000	(1,353)	—	(1,353)
Pay	6M EURIBOR	Semi-Annually	0.650%	Annually	04/12/27	EUR	7,500,000	(520,904)	—	(520,904)
Pay	6M EURIBOR	Semi-Annually	0.650%	Annually	05/11/27	EUR	3,400,000	(240,348)	—	(240,348)
Pay	6M EURIBOR	Semi-Annually	0.700%	Annually	04/11/27	EUR	3,100,000	(210,556)	—	(210,556)
Pay	6M EURIBOR	Semi-Annually	1.000%	Annually	05/13/27	EUR	6,900,000	(411,940)	—	(411,940)
Pay	6M EURIBOR	Semi-Annually	1.000%	Annually	05/18/27	EUR	3,000,000	(179,649)	—	(179,649)
Pay	6M EURIBOR	Semi-Annually	2.750%	Annually	09/18/34	EUR	153,600,000	3,456,175	3,335,921	120,254
Pay	6M EURIBOR	Semi-Annually	2.879%	Annually	08/15/32	EUR	21,800,000	523,632	—	523,632
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,423,240	—	1,423,240
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,801,626	—	1,801,626
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,393,466	6,748	2,386,718
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,093,666	—	1,093,666
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,320,787	—	1,320,787
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	127,834	—	127,834
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	143,309	—	143,309
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	579,820	—	579,820
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	901,873	—	901,873
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	356,012	—	356,012
Receive	12M ESTR	Annually	3.475%	Annually	02/26/25	EUR	313,300,000	11,560	61,831	(50,271)
Receive	12M HICP	Maturity	2.260%	Maturity	03/15/28	EUR	14,600,000	30,573	—	30,573
Receive	12M HICP	Maturity	2.359%	Maturity	08/15/30	EUR	6,200,000	151,466	25,325	126,141
Receive	12M HICP	Maturity	2.470%	Maturity	07/15/32	EUR	3,400,000	60,714	—	60,714
Receive	12M HICP	Maturity	2.548%	Maturity	11/15/53	EUR	1,100,000	(29,372)	(3,363)	(26,009)
Receive	12M HICP	Maturity	2.570%	Maturity	06/15/32	EUR	1,700,000	12,577	—	12,577
Receive	12M HICP	Maturity	2.600%	Maturity	05/15/32	EUR	6,600,000	137,673	27,707	109,966
Receive	12M HICP	Maturity	2.620%	Maturity	11/15/53	EUR	1,200,000	(61,835)	—	(61,835)
Receive	12M HICP	Maturity	2.720%	Maturity	06/15/32	EUR	6,500,000	(61,190)	(29,377)	(31,813)
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	39,350	614	38,736
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	17,352	—	17,352
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	3,505,041	508,600	2,996,441
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	9,700,000	113,967	258,427	(144,460)
Receive	12M SOFR	Annually	4.250%	Annually	12/20/25	USD	57,690,000	413,412	386,008	27,404
Receive	3M SOFR	Semi-Annually	2.237%	Quarterly	11/21/53	USD	13,560,000	4,033,681	—	4,033,681
Receive	6M EURIBOR	Annually	0.190%	Semi-Annually	11/04/52	EUR	6,700,000	3,132,459	—	3,132,459
Receive	6M EURIBOR	Annually	0.195%	Semi-Annually	11/04/52	EUR	7,000,000	3,265,143	—	3,265,143
Receive	6M EURIBOR	Annually	0.197%	Semi-Annually	11/08/52	EUR	12,200,000	5,686,450	—	5,686,450
Receive	6M EURIBOR	Annually	2.500%	Semi-Annually	09/18/54	EUR	42,200,000	(2,142,805)	(1,991,956)	(150,849)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	30,311	(4,363)	34,674
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	22,178	(1,635)	23,813
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	1,469,000,000	144,367	2,042	142,325
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	(32,204)	(14,682)	(17,522)

Totals								$9,213,569	$2,197,398	$7,016,171

BHFTI-266

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

OTC Total Return Swaps

Pay/Receive Floating or Fixed Rate	Floating Rate/Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	5.490%	Maturity	04/30/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 11,618,944	$34,307	$—	$34,307
Pay	5.490%	Maturity	04/30/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 46,992,864	108,615	—	108,615
Pay	5.490%	Maturity	04/30/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 50,891,670	128,311	—	128,311
Pay	5.490%	Maturity	04/30/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 31,499,965	66,095	—	66,095
Pay	5.490%	Maturity	04/30/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 55,565,930	143,833	—	143,833
Pay	5.490%	Maturity	04/30/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 38,862,268	114,839	—	114,839
Pay	5.490%	Maturity	04/30/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 70,998,936	160,351	—	160,351
Pay	12M SOFR	Maturity	04/15/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 23,945,838	93,581	—	93,581
Pay	12M SOFR	Maturity	04/15/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 29,052,920	80,207	—	80,207
Pay	12M SOFR	Maturity	04/15/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 10,754,750	26,154	—	26,154
Pay	12M SOFR	Maturity	04/15/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 24,306,782	87,006	—	87,006
Pay	12M SOFR	Maturity	04/25/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 31,570,166	(4,107)	—	(4,107)
Pay	12M SOFR	Maturity	04/25/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD 38,011,114	35,626	—	35,626

Totals							$1,074,818	$—	$1,074,818

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas SA
(CBNA)—	Citibank NA
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank NA
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(ESTR)—	Euro Short Term Rate
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(MTA)—	Monthly Treasury Average Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SOFR90A)—	Secured Overnight Financing Rate 90-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-267

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,627,234,024	$—	$1,627,234,024
Total Asset-Backed Securities*	—	170,537,316	—	170,537,316
Total Foreign Government*	—	132,445,697	—	132,445,697
Total Mortgage-Backed Securities*	—	30,642,886	—	30,642,886
Total Corporate Bonds & Notes*	—	8,556,577	—	8,556,577
Total Convertible Preferred Stock*	1,097,415	—	—	1,097,415
Total Short-Term Investments*	—	754,073,816	—	754,073,816
Total Investments	$1,097,415	$2,723,490,316	$—	$2,724,587,731

TBA Forward Sales Commitments (Liability)	$—	$(13,930,508)	$—	$(13,930,508)
Secured Borrowings (Liability)	$—	$(1,440,162,479)	$—	$(1,440,162,479)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,158,448	$—	$2,158,448
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(89,495)	—	(89,495)
Total Forward Contracts	$—	$2,068,953	$—	$2,068,953
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,294,792	$—	$—	$1,294,792
Futures Contracts (Unrealized Depreciation)	(3,316,380)	—	—	(3,316,380)
Total Futures Contracts	$(2,021,588)	$—	$—	$(2,021,588)
Written Options
Inflation Capped Options at Value	$—	$(164,796)	$—	$(164,796)
Interest Rate Swaptions at Value	—	(1,692,428)	—	(1,692,428)
Options on Exchange-Traded Futures Contracts at Value	(4,065)	—	—	(4,065)
Total Written Options	$(4,065)	$(1,857,224)	$—	$(1,861,289)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$31,577,418	$—	$31,577,418
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(24,561,247)	—	(24,561,247)
Total Centrally Cleared Swap Contracts	$—	$7,016,171	$—	$7,016,171
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,078,925	$—	$1,078,925
OTC Swap Contracts at Value (Liabilities)	—	(4,107)	—	(4,107)
Total OTC Swap Contracts	$—	$1,074,818	$—	$1,074,818

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-268

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—71.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—55.3%
Federal Home Loan Mortgage Corp.
3.000%, 04/01/52	5,744,546	$4,944,359
3.000%, 07/01/52	6,517,112	5,611,899
3.000%, 08/01/52	6,472,173	5,573,179
3.500%, 12/01/26	12,151	11,954
3.500%, 05/01/32	72,970	70,210
3.500%, 07/01/33	201,589	193,535
3.500%, 08/01/33	5,369	5,154
3.500%, 09/01/33	223,578	214,644
3.500%, 11/01/33	476,711	457,659
3.500%, 01/01/34	51,665	49,600
3.500%, 02/01/34	81,912	79,040
3.500%, 04/01/34	874,522	836,869
3.500%, 05/01/34	338,425	323,856
3.500%, 10/01/34	73,429	70,267
3.500%, 11/01/34	30,246	28,943
3.500%, 03/01/35	119,667	114,288
3.500%, 04/01/52	3,540,512	3,168,709
4.000%, 06/01/30	17,611	17,158
4.000%, 09/01/30	87,908	85,610
4.000%, 10/01/30	4,887	4,760
4.000%, 11/01/33	192,035	190,062
4.000%, 12/01/40	138,744	131,648
4.000%, 10/01/52	2,449,558	2,274,420
4.500%, 04/01/34	5,596	5,475
4.500%, 06/01/35	18,335	17,942
4.500%, 04/01/41	39,826	39,107
5.000%, 10/01/52	383,793	376,598
5.000%, 05/01/53	6,436,854	6,283,496
5.000%, 06/01/53	8,130,410	8,061,364
5.000%, 09/01/53	763,317	746,983
5.500%, 01/01/33	379	385
5.500%, 05/01/33	493	499
5.500%, 08/01/33	471	472
5.500%, 10/01/33	1,320	1,342
5.500%, 01/01/34	807	824
5.500%, 09/01/34	12,480	12,754
5.500%, 01/01/35	9,357	9,563
5.500%, 07/01/35	550	562
5.500%, 10/01/35	8,151	8,330
5.500%, 11/01/35	23,946	24,306
5.500%, 12/01/35	14,034	14,343
5.500%, 01/01/36	11,189	11,436
5.500%, 04/01/36	5,871	6,001
5.500%, 06/01/36	471,478	481,865
5.500%, 07/01/36	9,762	9,977
5.500%, 08/01/36	11,552	11,757
5.500%, 10/01/36	1,546	1,572
5.500%, 12/01/36	69,613	71,148
5.500%, 02/01/37	6,247	6,385
5.500%, 03/01/37	4,574	4,675
5.500%, 04/01/37	23,638	24,027
5.500%, 06/01/37	30,669	31,347
5.500%, 07/01/37	58,170	59,453
5.500%, 08/01/37	21,633	22,110
5.500%, 09/01/37	4,009	4,097

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 10/01/37	3,230	3,302
5.500%, 11/01/37	69,686	71,223
5.500%, 12/01/37	4,455	4,538
5.500%, 01/01/38	23,895	24,422
5.500%, 02/01/38	60,145	61,472
5.500%, 03/01/38	28,818	29,418
5.500%, 04/01/38	46,721	47,751
5.500%, 05/01/38	34,456	35,042
5.500%, 06/01/38	96,421	98,551
5.500%, 07/01/38	118,385	120,950
5.500%, 08/01/38	313,388	320,297
5.500%, 09/01/38	82,811	84,638
5.500%, 10/01/38	2,410,201	2,463,370
5.500%, 11/01/38	1,071,280	1,094,931
5.500%, 12/01/38	4,861	4,969
5.500%, 01/01/39	209,956	214,587
5.500%, 02/01/39	48,874	49,952
5.500%, 03/01/39	22,141	22,630
5.500%, 06/01/39	767,204	784,127
5.500%, 09/01/39	16,633	16,914
5.500%, 02/01/40	24,952	25,503
5.500%, 03/01/40	3,618	3,698
5.500%, 05/01/40	795	813
5.500%, 08/01/40	25,444	26,005
5.500%, 02/01/54	35,898	35,717
5.500%, 03/01/54	2,358,595	2,346,703
5.585%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	42,633	43,079
5.710%, 1Y H15 + 2.250%, 06/01/35 (a)	144,653	148,003
5.879%, 1Y H15 + 2.250%, 08/01/35 (a)	59,515	60,886
5.927%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	4,637	4,636
6.000%, 10/01/53	11,608,548	11,734,498
6.000%, 11/01/53	1,072,888	1,082,583
6.000%, 12/01/53	20,871,700	21,060,309
6.000%, 01/01/54	3,430,033	3,461,029
6.032%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	5,437	5,440
6.038%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	10,198	10,361
6.056%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	4,001	4,004
6.140%, 1Y RFUCCT + 1.890%, 11/01/34 (a)	7,422	7,443
6.150%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	7,804	7,823
6.208%, 1Y H15 + 2.107%, 10/01/34 (a)	9,648	9,838
6.211%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	27,277	27,183
6.216%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	9,385	9,565
6.238%, 1Y H15 + 2.108%, 02/01/35 (a)	14,604	14,872
6.269%, 1Y H15 + 2.179%, 09/01/35 (a)	32,919	33,239
6.338%, 1Y H15 + 2.250%, 11/01/31 (a)	4,213	4,168
6.373%, 1Y H15 + 2.250%, 01/01/35 (a)	32,055	32,776
6.375%, 1Y H15 + 2.250%, 11/01/34 (a)	16,281	16,674
6.482%, 1Y H15 + 2.250%, 02/01/35 (a)	13,222	13,525
6.509%, 1Y H15 + 2.436%, 01/01/29 (a)	32,736	32,490
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	7,647,260	7,020,227
5.623%, SOFR30A + 0.304%, 10/15/43 (a)	3,773,340	3,676,257
5.683%, SOFR30A + 0.364%, 07/15/34 (a)	2,755	2,734

BHFTI-269

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.289%, 12M MTA + 1.200%, 10/25/44 (a)	284,512	$257,756
6.289%, 12M MTA + 1.200%, 02/25/45 (a)	25,681	24,526
6.489%, 12M MTA + 1.400%, 07/25/44 (a)	1,347,386	1,248,696
Federal National Mortgage Association
3.000%, 09/01/28	117,021	111,840
3.000%, 06/01/30	3,583,951	3,423,227
3.000%, 08/01/49	2,270,045	1,978,867
3.000%, 05/01/52	75,958,008	65,424,879
3.000%, 06/01/52	12,979,333	11,176,786
3.500%, 10/01/24	12,198	12,104
3.500%, 11/01/24	5,007	4,962
3.500%, 02/01/25	42,672	42,171
3.500%, 04/01/25	4,413	4,340
3.500%, 10/01/26	24,048	23,513
3.500%, 12/01/26	68,484	66,960
3.500%, 04/01/27	27,783	27,167
3.500%, 12/01/28	151,148	145,850
3.500%, 03/01/29	117,353	113,923
3.500%, 07/01/29	21,922	21,123
3.500%, 12/01/31	42,181	40,731
3.500%, 05/01/32	150,833	145,134
3.500%, 06/01/32	257,021	247,256
3.500%, 05/01/33	135,523	130,314
3.500%, 06/01/33	176,394	170,213
3.500%, 08/01/33	111,603	107,143
3.500%, 09/01/33	494,320	474,567
3.500%, 10/01/33	257,731	247,429
3.500%, 05/01/34	4,980,228	4,765,849
3.500%, 07/01/34	241,353	230,960
3.500%, 09/01/34	553,052	529,404
3.500%, 02/01/35	32,135	30,691
3.500%, 03/01/35	71,537	68,678
3.500%, 05/01/35	2,460,456	2,356,538
3.500%, 04/01/40	343,321	321,360
3.500%, 05/01/40	3,907,797	3,657,031
3.500%, 05/01/52	208,770	186,860
3.500%, 07/01/52	2,200,771	1,970,765
3.500%, 08/01/52	2,503,143	2,241,674
4.000%, 05/01/24	4,029	4,008
4.000%, 06/01/24	2,711	2,698
4.000%, 02/01/25	10,041	9,971
4.000%, 06/01/25	6,289	6,218
4.000%, 08/01/25	2,986	2,939
4.000%, 12/01/25	1,901	1,868
4.000%, 02/01/26	8,669	8,530
4.000%, 03/01/26	1,825	1,798
4.000%, 06/01/26	2,942	2,894
4.000%, 04/01/29	9,215	8,984
4.000%, 05/01/29	25,808	25,169
4.000%, 03/01/30	17,423	16,941
4.000%, 05/01/30	27,530	26,777
4.000%, 08/01/30	23,551	22,922
4.000%, 09/01/30	20,200	19,658
4.000%, 10/01/30	708	689

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.000%, 11/01/30	86,821	84,418
4.000%, 12/01/30	11,917	11,583
4.000%, 06/01/31	1,542	1,497
4.000%, 09/01/31	42,529	41,261
4.000%, 11/01/31	2,755	2,659
4.000%, 11/01/33	32,704	31,884
4.000%, 05/01/34	47,116	45,017
4.000%, 05/01/35	17,761	17,005
4.000%, 01/01/41	23,797	22,548
4.000%, 12/01/43	181,481	171,950
4.000%, 06/01/52	452,788	424,737
4.000%, 10/01/52	1,605,018	1,506,686
4.500%, 04/01/24	5	5
4.500%, 05/01/24	179	178
4.500%, 08/01/24	32	32
4.500%, 10/01/24	3,675	3,658
4.500%, 11/01/24	847	843
4.500%, 01/01/25	214	211
4.500%, 02/01/25	7,131	7,071
4.500%, 03/01/25	7,281	7,240
4.500%, 04/01/25	6,666	6,623
4.500%, 05/01/25	13,092	12,974
4.500%, 06/01/25	1,075	1,070
4.500%, 07/01/25	157,633	156,867
4.500%, 08/01/25	2,212	2,193
4.500%, 09/01/25	4,589	4,551
4.500%, 11/01/25	8,047	7,965
4.500%, 04/01/26	633	630
4.500%, 01/01/27	581	576
4.500%, 04/01/31	7,817	7,700
4.500%, 04/01/39	11,578	11,355
4.500%, 05/01/39	22,536	22,102
4.500%, 12/01/39	3,951	3,875
4.500%, 05/01/40	8,187	8,029
4.500%, 09/01/40	9,546	9,362
4.500%, 12/01/40	30,667	30,076
4.500%, 07/01/41	5,876	5,696
4.500%, 09/01/41	150,065	145,805
4.500%, 03/01/42	19,284	18,864
4.500%, 07/01/42	89,969	86,918
4.500%, 05/01/53	5,114,412	4,876,522
4.523%, 1Y RFUCCT + 1.372%, 03/01/35 (a)	9,411	9,373
4.750%, 1Y RFUCCT + 1.648%, 05/01/35 (a)	13,001	13,328
4.925%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	18,873	19,364
5.000%, 04/01/33	23,149	22,922
5.000%, 07/01/33	31,955	32,115
5.000%, 08/01/33	623	627
5.000%, 09/01/33	562	565
5.000%, 10/01/33	5,213	5,240
5.000%, 11/01/33	127	128
5.000%, 01/01/34	12,922	12,911
5.000%, 04/01/34	35,729	35,423
5.000%, 06/01/34	619	614
5.000%, 12/01/34	11,888	11,951
5.000%, 01/01/35	14,527	14,603

BHFTI-270

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.000%, 04/01/35	14	$14
5.000%, 07/01/35	17,309	17,196
5.000%, 01/01/38	43,058	43,318
5.000%, 04/01/39	7,895	7,936
5.000%, 10/01/39	1,541	1,524
5.000%, 11/01/39	5,600	5,609
5.000%, 06/01/40	9,810	9,780
5.000%, 11/01/42	35,454	35,453
5.000%, 06/01/53	889,426	873,078
5.000%, 07/01/53	9,634,810	9,445,979
5.116%, ECOFC + 1.927%, 12/01/36 (a)	10,838	10,717
5.118%, 1Y H15 + 2.066%, 10/01/28 (a)	33,985	33,869
5.278%, 1Y H15 + 2.313%, 05/01/35 (a)	68,526	70,794
5.410%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	192,608	191,042
5.450%, 6M RFUCCT + 1.412%, 06/01/33 (a)	5,387	5,417
5.497%, 1Y RFUCCT + 1.675%, 09/01/32 (a)	38,004	37,926
5.500%, 01/01/25	840	847
5.500%, 12/01/28	2,876	2,901
5.500%, 06/01/33	16,335	16,579
5.500%, 07/01/33	3,759	3,837
5.500%, 09/01/33	72,080	73,577
5.500%, 11/01/33	85,996	87,781
5.500%, 12/01/33	392	400
5.500%, 04/01/34	681	695
5.500%, 07/01/34	5,141	5,248
5.500%, 08/01/34	77,083	78,685
5.500%, 09/01/34	1,283	1,310
5.500%, 11/01/34	94,994	96,967
5.500%, 12/01/34	232,924	237,761
5.500%, 01/01/35	83,860	85,602
5.500%, 02/01/35	106,587	108,783
5.500%, 03/01/35	202,424	206,624
5.500%, 04/01/35	24,664	25,177
5.500%, 05/01/35	38,880	39,688
5.500%, 06/01/35	65,312	66,641
5.500%, 08/01/35	48,878	49,891
5.500%, 09/01/35	598,793	611,216
5.500%, 10/01/35	58,936	60,159
5.500%, 12/01/35	311,261	317,718
5.500%, 01/01/36	80,306	81,973
5.500%, 03/01/36	71,163	72,643
5.500%, 05/01/36	576	588
5.500%, 07/01/36	304,914	311,249
5.500%, 09/01/36	36,232	36,985
5.500%, 11/01/36	20,017	20,430
5.500%, 12/01/36	1,162	1,174
5.500%, 02/01/37	403	411
5.500%, 05/01/37	7,482	7,638
5.500%, 08/01/37	272,459	278,125
5.500%, 01/01/38	2,542	2,595
5.500%, 02/01/38	78,960	80,601
5.500%, 03/01/38	369,176	376,865
5.500%, 05/01/38	570,278	582,154
5.500%, 06/01/38	20,394	20,817
5.500%, 09/01/38	17,697	18,065

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.500%, 10/01/38	196,397	200,482
5.500%, 11/01/38	50,880	51,940
5.500%, 01/01/39	14,765	15,073
5.500%, 07/01/39	5,472	5,529
5.500%, 11/01/39	656,476	670,146
5.500%, 02/01/40	128,741	131,420
5.500%, 06/01/40	49,232	50,003
5.500%, 09/01/40	91,313	93,215
5.500%, 07/01/41	1,076,690	1,099,118
5.500%, 02/01/49	58,932	59,417
5.500%, 07/01/53	1,045,315	1,040,045
5.500%, 08/01/53	3,214,810	3,198,601
5.500%, 09/01/53	483,322	480,944
5.500%, 10/01/53	519,987	517,366
5.500%, 02/01/54	2,391,447	2,379,396
5.511%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	239,579	237,815
5.585%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	57,541	57,009
5.600%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,736	1,723
5.640%, 1Y RFUCCT + 1.618%, 03/01/33 (a)	1,235	1,233
5.663%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,757	4,715
5.691%, ECOFC + 1.741%, 09/01/34 (a)	2,765	2,754
5.691%, 6M RFUCCT + 1.373%, 09/01/35 (a)	189,260	187,433
5.755%, 1Y H15 + 2.128%, 07/01/33 (a)	3,108	3,129
5.845%, 1Y RFUCCT + 1.595%, 10/01/34 (a)	4,045	4,036
5.854%, SOFR30A + 0.534%, 10/01/27 (a)	38,423,892	38,183,707
5.892%, 1Y RFUCCT + 1.631%, 01/01/35 (a)	4,446	4,429
5.903%, 1Y H15 + 2.153%, 07/01/32 (a)	11,422	11,404
5.914%, 1Y RFUCCT + 1.539%, 01/01/35 (a)	13,946	14,207
5.920%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	13,457	13,783
5.920%, 1Y RFUCCT + 1.670%, 12/01/34 (a)	7,966	7,977
5.929%, 1Y RFUCCT + 1.554%, 01/01/35 (a)	11,881	12,112
5.940%, 1Y RFUCCT + 1.565%, 01/01/35 (a)	10,789	10,960
5.969%, 1Y RFUCCT + 1.640%, 02/01/35 (a)	7,018	7,170
5.991%, 1Y H15 + 2.303%, 04/01/34 (a)	1,135	1,161
6.000%, 12/01/28	6,343	6,449
6.000%, 01/01/29	4,019	4,104
6.000%, 02/01/29	24	24
6.000%, 04/01/29	623	634
6.000%, 06/01/29	729	744
6.000%, 11/01/32	30,557	31,117
6.000%, 12/01/32	38,524	39,092
6.000%, 03/01/33	4,722	4,825
6.000%, 05/01/33	4,754	4,853
6.000%, 07/01/33	4,893	4,996
6.000%, 01/01/34	313	323
6.000%, 09/01/34	3,358	3,401
6.000%, 11/01/34	2,523	2,572
6.000%, 04/01/35	218,256	224,749
6.000%, 05/01/35	5,955	6,153
6.000%, 06/01/35	378	385
6.000%, 07/01/35	12,607	12,819
6.000%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	106,603	109,818
6.000%, 09/01/35	2,117	2,193
6.000%, 11/01/35	112,447	114,639
6.000%, 12/01/35	7,917	8,094

BHFTI-271

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
6.000%, 04/01/36	1,090	$1,116
6.000%, 05/01/36	23,142	23,921
6.000%, 06/01/36	1,141	1,166
6.000%, 07/01/36	3,743	3,800
6.000%, 08/01/36	493,675	511,433
6.000%, 09/01/36	61,801	63,743
6.000%, 10/01/36	3,580	3,663
6.000%, 11/01/36	11,349	11,674
6.000%, 12/01/36	4,360	4,444
6.000%, 01/01/37	61,649	63,781
6.000%, 02/01/37	133,119	137,910
6.000%, 04/01/37	31,940	32,853
6.000%, 05/01/37	17,299	17,682
6.000%, 07/01/37	7,810	8,091
6.000%, 08/01/37	8,366	8,667
6.000%, 11/01/37	15,150	15,661
6.000%, 02/01/38	128,839	133,470
6.000%, 03/01/38	2,809	2,882
6.000%, 08/01/38	3,579	3,680
6.000%, 09/01/38	265,229	274,783
6.000%, 10/01/38	21,368	22,138
6.000%, 11/01/38	6,839	6,958
6.000%, 01/01/39	22,212	23,012
6.000%, 04/01/39	134,032	138,861
6.000%, 07/01/39	27,304	28,286
6.000%, 08/01/39	120,873	125,219
6.000%, 05/01/49	982,272	1,010,373
6.000%, 11/01/53	11,657,521	11,770,882
6.025%, 1Y H15 + 1.900%, 02/01/31 (a)	78,680	77,800
6.060%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	179,953	181,469
6.092%, 1Y H15 + 2.143%, 11/01/35 (a)	76,586	78,567
6.109%, 1Y H15 + 2.215%, 09/01/31 (a)	11,175	11,099
6.135%, 1Y RFUCCT + 1.885%, 11/01/32 (a)	16,958	16,876
6.143%, 1Y H15 + 2.095%, 10/01/35 (a)	41,885	41,808
6.223%, 1Y H15 + 2.223%, 08/01/35 (a)	57,630	58,448
6.281%, 12M MTA + 1.200%, 08/01/41 (a)	47,151	46,353
6.281%, 12M MTA + 1.200%, 07/01/42 (a)	89,718	89,389
6.281%, 12M MTA + 1.200%, 08/01/42 (a)	95,140	94,466
6.281%, 12M MTA + 1.200%, 10/01/44 (a)	81,740	81,207
6.329%, 1Y H15 + 2.194%, 02/01/35 (a)	17,049	17,471
6.331%, 12M MTA + 1.250%, 09/01/41 (a)	228,164	227,561
6.394%, 1Y H15 + 2.360%, 11/01/34 (a)	367,072	377,635
6.854%, 12M MTA + 1.768%, 11/01/35 (a)	57,055	56,945
7.353%, 6M RFUCCT + 1.514%, 01/01/35 (a)	27,952	28,283
7.355%, 6M RFUCCT + 1.605%, 08/01/36 (a)	13,698	13,723
8.000%, 10/01/25	65	65
Federal National Mortgage Association REMICS
5.750%, 05/25/35 (a)	181,260	184,061
5.815%, SOFR30A + 0.494%, 11/25/42 (a)	1,547,047	1,520,034
5.833%, SOFR30A + 0.514%, 09/18/31 (a)	21,519	21,493
6.335%, SOFR30A + 1.014%, 04/25/32 (a)	8,733	8,767
Federal National Mortgage Association-Aces
2.242%, 01/25/31 (a) (b)	20,723,446	1,552,741
Government National Mortgage Association
3.000%, 11/15/49	1,891,706	1,671,342

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
3.625%, 1Y H15 + 1.500%, 02/20/26 (a)	999	980
3.625%, 1Y H15 + 1.500%, 01/20/27 (a)	510	499
3.625%, 1Y H15 + 1.500%, 08/20/27 (a)	4,969	4,883
3.625%, 1Y H15 + 1.500%, 09/20/27 (a)	24,670	24,180
3.625%, 1Y H15 + 1.500%, 02/20/28 (a)	1,826	1,784
3.625%, 1Y H15 + 1.500%, 03/20/28 (a)	2,438	2,397
3.625%, 1Y H15 + 1.500%, 07/20/29 (a)	1,982	1,947
3.625%, 1Y H15 + 1.500%, 08/20/29 (a)	2,190	2,150
3.625%, 1Y H15 + 1.500%, 09/20/29 (a)	3,041	2,964
3.625%, 1Y H15 + 1.500%, 01/20/30 (a)	7,074	6,970
3.625%, 1Y H15 + 1.500%, 08/20/31 (a)	591	582
3.625%, 1Y H15 + 1.500%, 03/20/32 (a)	114	113
3.625%, 1Y H15 + 1.500%, 03/20/33 (a)	1,033	1,038
3.625%, 1Y H15 + 1.500%, 09/20/33 (a)	14,343	14,146
3.750%, 1Y H15 + 1.500%, 11/20/27 (a)	2,588	2,526
3.750%, 1Y H15 + 1.500%, 10/20/28 (a)	232	227
3.750%, 1Y H15 + 1.500%, 10/20/29 (a)	1,365	1,337
3.750%, 1Y H15 + 1.500%, 11/20/30 (a)	3,189	3,109
3.875%, 1Y H15 + 1.500%, 05/20/26 (a)	1,334	1,319
3.875%, 1Y H15 + 1.500%, 06/20/27 (a)	836	831
3.875%, 1Y H15 + 1.500%, 05/20/28 (a)	1,073	1,068
3.875%, 1Y H15 + 1.500%, 05/20/29 (a)	1,977	1,959
3.875%, 1Y H15 + 1.500%, 06/20/30 (a)	2,270	2,231
3.875%, 1Y H15 + 1.500%, 04/20/31 (a)	2,553	2,529
3.875%, 1Y H15 + 1.500%, 04/20/32 (a)	1,886	1,877
3.875%, 1Y H15 + 1.500%, 05/20/32 (a)	3,615	3,568
4.000%, 1Y H15 + 1.500%, 04/20/30 (a)	3,055	3,017
4.000%, 1Y H15 + 1.500%, 05/20/30 (a)	6,279	6,185
4.000%, 03/15/52	6,634,487	6,233,304
4.250%, 1Y H15 + 2.000%, 10/20/31 (a)	3,310	3,204
4.500%, 1Y H15 + 1.500%, 11/20/26 (a)	1,623	1,597
4.500%, 1Y H15 + 1.500%, 10/20/30 (a)	642	633
4.500%, 12/20/49	10,438	10,157
5.000%, 10/15/33	2,199	2,215
5.000%, 12/15/33	7,792	7,848
5.000%, 05/15/34	2,536	2,554
5.000%, 07/15/34	455	451
5.000%, 11/15/35	1,260	1,269
5.000%, 03/15/36	665	669
5.000%, 10/15/38	190,722	192,816
5.000%, 02/15/39	31,357	31,676
5.000%, 03/15/39	48,221	48,748
5.000%, 04/15/39	263,243	264,484
5.000%, 05/15/39	882,504	890,751
5.000%, 06/15/39	232,577	234,126
5.000%, 09/15/39	129,706	133,836
5.000%, 05/15/40	8,889	8,942
5.000%, 09/15/40	99,345	100,160
5.000%, 12/15/40	7,456	7,533
5.000%, 09/15/47	17,569	17,346
5.000%, 03/15/48	1,411,799	1,389,719
5.000%, 04/15/48	1,550,071	1,525,485
5.000%, 01/15/49	1,967,380	2,016,805
5.000%, 05/15/49	286,001	291,694
5.000%, 06/20/49	53,073	52,772

BHFTI-272

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
5.000%, 07/20/49	111,386	$111,099
5.000%, 06/15/50	393,450	388,463
5.000%, 04/15/52	6,812,828	6,702,813
7.500%, 01/15/26	321	320
Government National Mortgage Association REMICS
5.659%, 12M TSFR + 1.515%, 09/20/67 (a)	4,915,869	4,948,495
5.784%, 1M TSFR + 0.454%, 12/20/62 (a)	40,237	40,081
5.819%, SOFR30A + 0.500%, 01/20/72 (a)	3,979,051	3,874,595
6.044%, 1M TSFR + 0.714%, 08/20/65 (a)	1,586,061	1,576,772
6.044%, 1M TSFR + 0.714%, 10/20/65 (a)	2,125,168	2,125,299
6.094%, 1M TSFR + 0.764%, 06/20/66 (a)	907,896	908,291
6.119%, SOFR30A + 0.800%, 01/20/73 (a)	7,311,716	7,287,774
6.199%, SOFR30A + 0.880%, 03/20/73 (a)	8,028,040	8,034,321
6.219%, SOFR30A + 0.900%, 01/20/73 (a)	12,570,374	12,592,390
6.219%, SOFR30A + 0.900%, 12/20/73 (a)	15,703,859	15,739,355
6.294%, 1M TSFR + 0.964%, 09/20/66 (a)	4,042,325	4,033,296
6.339%, SOFR30A + 1.020%, 12/20/72 (a)	5,022,979	5,064,416
6.380%, 09/20/66 (a)	5,838,339	5,942,914
6.444%, 1M TSFR + 1.114%, 12/20/65 (a)	11,156,804	11,158,431
6.444%, 1M TSFR + 1.114%, 01/20/67 (a)	5,145,576	5,146,243
Government National Mortgage Association, TBA
2.000%, TBA (c)	8,600,000	7,053,105
4.000%, TBA (c)	3,050,000	2,857,664
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (c)	20,600,000	17,047,614
3.000%, TBA (c)	481,250,000	414,318,809
3.500%, TBA (c)	380,300,000	340,504,985
4.000%, TBA (c)	253,800,000	235,143,714
4.500%, TBA (c)	102,100,000	97,265,950
5.000%, TBA (c)	252,600,000	246,507,637
5.500%, TBA (c)	375,500,000	373,636,120
6.000%, TBA (c)	31,900,000	32,184,186

		2,168,367,536

U.S. Treasury—15.8%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	40,126,125
1.375%, 08/15/50	34,100,000	18,007,730
1.875%, 02/15/41	16,800,000	11,712,094
2.250%, 08/15/49 (d)	8,900,000	5,934,840
2.750%, 08/15/42	39,000,000	30,604,336
2.750%, 11/15/42 (e)	2,800,000	2,191,547
2.875%, 05/15/43	83,700,000	66,505,535
2.875%, 08/15/45 (e)	3,100,000	2,413,035
2.875%, 05/15/49	6,300,000	4,792,184
3.000%, 02/15/49	11,000,000	8,576,133
3.125%, 02/15/42	15,800,000	13,221,391
3.125%, 08/15/44 (f)	116,300,000	95,247,883
3.250%, 05/15/42	28,700,000	24,396,121
3.375%, 05/15/44	18,000,000	15,359,766
4.250%, 05/15/39	9,600,000	9,579,375
4.375%, 11/15/39	57,100,000	57,604,086
4.375%, 08/15/43	24,000,000	23,715,000
4.500%, 08/15/39	15,100,000	15,471,012
4.625%, 02/15/40	12,800,000	13,262,000

U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Bonds 0.125%, 02/15/51 (g)	23,095,995	13,800,306
0.125%, 02/15/52 (g)	2,215,460	1,302,838
0.250%, 02/15/50 (g)	11,154,513	7,038,861
0.625%, 02/15/43 (g)	1,609,476	1,235,204
0.750%, 02/15/45 (g)	23,440,050	17,979,176
0.875%, 02/15/47 (g)	4,981,977	3,839,781
1.000%, 02/15/46 (g)	1,952,115	1,562,130
1.000%, 02/15/49 (g)	2,695,968	2,111,549
1.375%, 02/15/44 (g)	6,880,172	6,031,811
2.375%, 01/15/25 (g) (h) (i)	12,760,098	12,747,536
U.S. Treasury Inflation-Indexed Notes 0.125%, 07/15/31 (g) (h) (i)	17,142,748	15,165,866
0.125%, 01/15/32 (g) (i)	18,354,765	16,033,353
0.250%, 01/15/25 (g) (i)	14,971,965	14,716,080
0.625%, 07/15/32 (g)	18,148,401	16,456,101
1.250%, 04/15/28 (g) (i)	23,953,565	23,268,521
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/42	21,300,000	9,293,993

		621,303,299

Total U.S. Treasury & Government Agencies (Cost $2,954,357,404)		2,789,670,835

Corporate Bonds & Notes—38.4%

Aerospace/Defense—0.5%
Boeing Co. 2.750%, 02/01/26	12,000,000	11,375,660
4.875%, 05/01/25	5,900,000	5,834,461
Spirit AeroSystems, Inc. 4.600%, 06/15/28	1,600,000	1,499,921

		18,710,042

Agriculture—0.8%
BAT International Finance PLC 5.931%, 02/02/29	8,300,000	8,519,342
Imperial Brands Finance PLC 3.125%, 07/26/24 (144A)	9,326,000	9,244,866
3.875%, 07/26/29 (144A)	12,800,000	12,005,522

		29,769,730

Airlines—0.5%
Air Canada Pass-Through Trust 3.300%, 07/15/31 (144A)	933,920	845,200
American Airlines Pass-Through Trust 3.600%, 03/22/29	931,516	880,840
3.700%, 04/01/28	2,482,292	2,381,085
British Airways Pass-Through Trust 4.125%, 03/20/33 (144A) †	1,188,174	1,095,657
U.S. Airways Pass-Through Trust 3.950%, 05/15/27	481,194	469,645
United Airlines Pass-Through Trust 2.875%, 04/07/30	3,439,251	3,115,091
3.450%, 01/07/30	1,905,370	1,728,371

BHFTI-273

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
United Airlines Pass-Through Trust
5.875%, 04/15/29	7,666,827	$7,640,912

		18,156,801

Apparel—0.1%
Tapestry, Inc. 7.000%, 11/27/26	1,900,000	1,957,616
7.700%, 11/27/30	500,000	533,207

		2,490,823

Auto Manufacturers—3.5%
American Honda Finance Corp. 5.947%, SOFR + 0.620%, 06/07/24 (a)	11,700,000	11,707,529
6.018%, SOFR + 0.670%, 01/10/25 (a)	2,200,000	2,205,025
6.057%, SOFR + 0.700%, 11/22/24 (a)	3,000,000	3,008,400
Daimler Truck Finance North America LLC 5.000%, 01/15/27 (144A)	3,200,000	3,190,959
Ford Motor Credit Co. LLC 2.900%, 02/16/28	2,685,000	2,427,392
3.815%, 11/02/27	1,632,000	1,528,849
4.125%, 08/17/27	4,700,000	4,459,932
5.800%, 03/05/27	6,900,000	6,925,517
5.800%, 03/08/29	200,000	200,796
7.350%, 11/04/27	3,190,000	3,345,583
Hyundai Capital America 2.100%, 09/15/28 (144A)	13,500,000	11,834,726
5.300%, 01/08/29 (144A)	4,500,000	4,505,963
5.500%, 03/30/26 (144A)	5,900,000	5,909,615
5.650%, 06/26/26 (144A)	2,000,000	2,006,335
6.000%, 07/11/25 (144A)	5,000,000	5,022,645
Nissan Motor Acceptance Co. LLC 1.850%, 09/16/26 (144A)	13,500,000	12,215,561
Nissan Motor Co. Ltd. 3.522%, 09/17/25 (144A)	8,100,000	7,808,129
4.345%, 09/17/27 (144A)	5,600,000	5,323,709
4.810%, 09/17/30 (144A)	14,700,000	13,726,506
Toyota Motor Credit Corp. 5.850%, SOFR + 0.520%, 08/22/24 (a)	5,800,000	5,807,859
Volkswagen Bank GmbH 2.500%, 07/31/26 (EUR)	2,000,000	2,095,843
Volkswagen Group of America Finance LLC 2.850%, 09/26/24 (144A)	13,300,000	13,112,198
4.625%, 11/13/25 (144A)	10,900,000	10,765,945

		139,135,016

Banks—13.5%
ABN AMRO Bank NV 6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	7,500,000	7,573,537
AIB Group PLC 6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	6,984,513
Banco Espirito Santo SA 2.625%, 05/08/17 (EUR) (j)	1,700,000	513,533
Banco Santander SA 5.552%, 1Y H15 + 1.250%, 03/14/28 (a)	7,800,000	7,801,672
6.607%, 11/07/28	3,800,000	4,015,857

Banks—(Continued)
Bank of America Corp. 0.981%, SOFR + 0.910%, 09/25/25 (a)	4,800,000	4,688,796
2.015%, 3M TSFR + 0.902%, 02/13/26 (a)	5,900,000	5,715,759
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,453,784
5.080%, SOFR + 1.290%, 01/20/27 (a)	1,900,000	1,890,433
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	9,945,787
Bank of America NA 6.376%, SOFR + 1.020%, 08/18/26 (a)	7,100,000	7,179,784
Bank of Montreal 4.689%, 07/28/29 (144A)	8,950,000	8,905,218
Banque Federative du Credit Mutuel SA 5.896%, 07/13/26 (144A)	5,900,000	5,978,434
Barclays PLC 4.972%, 05/16/29	2,000,000	1,960,043
7.437%, 1Y H15 + 3.500%, 11/02/33 (a)	9,300,000	10,330,038
BNP Paribas SA 4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	10,311,585
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	9,200,000	9,220,110
BPCE SA 6.612%, SOFR + 1.980%, 10/19/27 (144A) (a)	1,900,000	1,940,067
6.714%, SOFR + 2.270%, 10/19/29 (144A) (a)	7,500,000	7,846,559
CaixaBank SA 6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,436,547
Citibank NA 5.488%, 12/04/26	7,400,000	7,479,122
5.864%, 09/29/25	5,500,000	5,552,712
Citigroup, Inc. 3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	7,619,037
Cooperatieve Rabobank UA 5.500%, 07/18/25	8,400,000	8,430,293
Credit Agricole SA 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,706,930
Danske Bank AS 4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,578,730
Deutsche Bank AG 3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	11,448,321
5.706%, SOFR + 1.594%, 02/08/28 (a)	4,700,000	4,693,176
6.819%, SOFR + 2.510%, 11/20/29 (a)	8,600,000	8,990,469
Goldman Sachs Group, Inc. 3.272%, 3M TSFR + 1.463%, 09/29/25 (a)	4,900,000	4,841,015
3.750%, 05/22/25	1,675,000	1,643,808
5.798%, SOFR + 1.075%, 08/10/26 (a)	4,900,000	4,915,881
6.419%, SOFR + 1.065%, 08/10/26 (a)	4,900,000	4,919,844
6.484%, SOFR + 1.770%, 10/24/29 (a)	5,600,000	5,891,871
7.331%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,725,240
HSBC Holdings PLC 2.804%, SOFR + 1.187%, 05/24/32 (a)	1,400,000	1,174,449
6.254%, SOFR + 2.390%, 03/09/34 (a)(f)	7,500,000	7,903,990
6.923%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,800,261
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,277,091
ING Groep NV 3.950%, 03/29/27	1,100,000	1,062,898
4.625%, 01/06/26 (144A)	6,800,000	6,724,598
JPMorgan Chase & Co. 0.969%, 3M TSFR + 0.580%, 06/23/25 (a)	4,500,000	4,447,738
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	12,330,627

BHFTI-274

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
3.960%, 3M TSFR + 1.507%, 01/29/27 (a)	3,200,000	$3,123,610
4.323%, SOFR + 1.560%, 04/26/28 (a)	500,000	488,460
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	7,958,689
6.070%, SOFR + 1.330%, 10/22/27 (a)	7,500,000	7,652,450
6.551%, SOFR + 1.200%, 01/23/28 (a)	2,100,000	2,122,380
JPMorgan Chase Bank NA 6.361%, SOFR + 1.000%, 12/08/26 (a)	7,700,000	7,824,481
Lloyds Bank PLC
Zero Coupon, 04/02/32 (k)	13,000,000	8,402,209
Lloyds Banking Group PLC 5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	5,900,000	5,901,301
5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,532,970
Mitsubishi UFJ Financial Group, Inc. 1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	9,610,806
Mizuho Financial Group, Inc. 1.979%, 3M TSFR + 1.532%, 09/08/31 (a)	9,800,000	8,047,125
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	12,400,000	10,371,111
2.226%, 3M TSFR + 1.092%, 05/25/26 (a)	5,900,000	5,687,582
Morgan Stanley 4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,247,350
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	7,969,278
6.407%, SOFR + 1.830%, 11/01/29 (a)	4,900,000	5,137,958
Morgan Stanley Bank NA 6.427%, SOFR + 1.080%, 01/14/28 (a)	7,900,000	7,998,750
NatWest Group PLC 5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	7,800,000	7,908,679
Royal Bank of Canada 4.851%, 12/14/26 (144A)	1,300,000	1,298,260
4.875%, 01/19/27	6,900,000	6,884,908
Santander Holdings USA, Inc. 3.450%, 06/02/25	4,800,000	4,665,905
Societe Generale SA 6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (a)	5,000,000	5,045,735
Standard Chartered PLC 3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (a)	6,000,000	5,892,860
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,655,907
7.776%, 1Y H15 + 3.100%, 11/16/25 (144A) (a)	8,100,000	8,190,592
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/25	6,500,000	6,187,662
1.902%, 09/17/28	9,800,000	8,586,513
5.464%, 01/13/26	2,900,000	2,909,761
Toronto-Dominion Bank 4.701%, 06/05/27 (144A)	1,100,000	1,092,766
UBS Group AG 4.125%, 04/15/26 (144A)	10,200,000	9,929,078
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	9,900,000	9,950,099
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a)	4,000,000	4,012,348
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	5,983,922
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	7,206,713
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	10,650,000	11,228,190
Virgin Money UK PLC 4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	610,752
Wells Fargo & Co. 1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	2,557,355

Banks—(Continued)
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	4,942,642
2.406%, 3M TSFR + 1.087%, 10/30/25 (a)	6,400,000	6,278,088
3.908%, SOFR + 1.320%, 04/25/26 (a)	1,700,000	1,668,479
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	7,993,632
Wells Fargo Bank NA 5.450%, 08/07/26	4,700,000	4,731,583
5.550%, 08/01/25	3,100,000	3,114,501
6.431%, SOFR + 1.070%, 12/11/26 (a)	7,300,000	7,406,328

		529,859,925

Beverages—0.1%
JDE Peet’s NV 4.500%, 01/23/34 (EUR)	2,200,000	2,464,307

Biotechnology—0.1%
Royalty Pharma PLC 1.200%, 09/02/25	3,000,000	2,823,719

Building Materials—0.1%
Carrier Global Corp. 5.800%, 11/30/25	5,000,000	5,033,187

Chemicals—0.1%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A)	7,000,000	5,815,217

Diversified Financial Services—3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/24	4,000,000	3,953,931
4.450%, 10/01/25	3,000,000	2,952,070
6.100%, 01/15/27	4,900,000	4,980,189
Ally Financial, Inc. 6.848%, SOFR + 2.820%, 01/03/30 (a)	7,000,000	7,204,157
American Express Co. 6.338%, SOFR + 1.330%, 10/30/26 (a)	5,000,000	5,065,975
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	10,500,000	10,222,730
6.750%, 10/25/28 (144A)	1,900,000	1,980,905
Avolon Holdings Funding Ltd. 5.750%, 03/01/29 (144A)	7,900,000	7,861,781
6.375%, 05/04/28 (144A)	6,300,000	6,427,201
BGC Group, Inc. 3.750%, 10/01/24	1,100,000	1,084,545
8.000%, 05/25/28	4,000,000	4,249,406
Blue Owl Finance LLC 3.125%, 06/10/31 (144A)	13,000,000	10,884,843
Cantor Fitzgerald LP 7.200%, 12/12/28 (144A)	3,300,000	3,413,918
Capital One Financial Corp. 4.927%, SOFR + 2.057%, 05/10/28 (a)	10,775,000	10,636,434
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	12,886,513

BHFTI-275

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Nomura Holdings, Inc. 2.172%, 07/14/28	500,000	$439,966
2.679%, 07/16/30	9,600,000	8,225,190
5.709%, 01/09/26	5,100,000	5,113,045
5.842%, 01/18/28	4,700,000	4,782,543
6.181%, 01/18/33	3,900,000	4,132,385
OneMain Finance Corp. 6.875%, 03/15/25	1,100,000	1,111,501
TER Finance Jersey Ltd.
Zero Coupon, 01/02/25 (144A) (l) (m)	1,900,000	1,795,448

		119,404,676

Electric—4.0%
AES Corp. 2.450%, 01/15/31	5,000,000	4,090,790
Alliant Energy Finance LLC 5.950%, 03/30/29 (144A)	3,800,000	3,913,733
Ameren Corp. 5.000%, 01/15/29	7,200,000	7,160,612
American Electric Power Co., Inc.
5.200%, 01/15/29	1,700,000	1,703,996
Avangrid, Inc.
3.150%, 12/01/24	7,800,000	7,666,886
Consumers Securitization Funding LLC
5.210%, 09/01/31	7,700,000	7,796,215
DTE Energy Co.
5.100%, 03/01/29	3,000,000	2,987,902
Duke Energy Progress LLC
2.000%, 08/15/31	12,600,000	10,280,799
Edison International
3.550%, 11/15/24	2,900,000	2,860,796
Evergy, Inc.
2.450%, 09/15/24	13,500,000	13,289,649
Eversource Energy
5.950%, 02/01/29	5,700,000	5,881,596
FirstEnergy Corp.
4.150%, 07/15/27	1,300,000	1,246,818
Florida Power & Light Co.
4.400%, 05/15/28	4,400,000	4,352,474
4.450%, 05/15/26	6,900,000	6,833,512
Georgia Power Co.
4.650%, 05/16/28	5,200,000	5,148,063
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	3,600,000	3,595,836
Pacific Gas & Electric Co.
3.150%, 01/01/26	10,900,000	10,478,915
3.300%, 12/01/27	1,600,000	1,486,774
3.400%, 08/15/24	4,500,000	4,450,275
3.450%, 07/01/25	3,600,000	3,501,878
3.500%, 06/15/25	2,700,000	2,630,133
4.550%, 07/01/30	5,000,000	4,752,609
5.450%, 06/15/27	5,000,000	5,014,371
5.550%, 05/15/29	5,700,000	5,749,771
PacifiCorp
5.450%, 02/15/34	7,900,000	7,925,422

Electric—(Continued)
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (144A)	13,100,000	11,982,960
Southern California Edison Co.
5.850%, 11/01/27	3,000,000	3,079,713
WEC Energy Group, Inc.
1.375%, 10/15/27	4,525,000	3,986,147
1.800%, 10/15/30	5,000,000	4,114,629

		157,963,274

Electronics—0.2%
Flex Ltd. 4.875%, 06/15/29	8,160,000	8,002,623
Honeywell International, Inc. 4.125%, 11/02/34 (EUR)	1,760,000	2,002,236

		10,004,859

Environmental Control—0.1%
Republic Services, Inc. 4.875%, 04/01/29	3,800,000	3,805,934

Gas—0.5%
National Fuel Gas Co. 5.500%, 10/01/26	6,400,000	6,401,398
Southern California Gas Co. 2.950%, 04/15/27	12,500,000	11,793,140

		18,194,538

Healthcare-Services—0.7%
Centene Corp. 3.000%, 10/15/30	3,900,000	3,343,848
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A)	12,100,000	10,947,551
HCA, Inc. 3.125%, 03/15/27	7,300,000	6,903,960
3.375%, 03/15/29	5,200,000	4,768,400

		25,963,759

Insurance—1.1%
Athene Global Funding 5.339%, 01/15/27 (144A) †	7,800,000	7,764,616
Corebridge Global Funding 5.750%, 07/02/26 (144A)	2,600,000	2,602,626
Jackson National Life Global Funding 6.516%, SOFR + 1.150%, 06/28/24 (144A) (a)	6,300,000	6,311,717
MassMutual Global Funding II 5.050%, 12/07/27 (144A)	7,900,000	7,909,713
6.328%, SOFR + 0.980%, 07/10/26 (144A) (a)	3,800,000	3,830,756
New York Life Global Funding 5.929%, SOFR + 0.580%, 01/16/26 (144A) (a)	7,800,000	7,822,866
Pacific Life Global Funding II 5.500%, 07/18/28 (144A)	5,500,000	5,587,513

BHFTI-276

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	$2,005,913

		43,835,720

Internet—0.1%
Expedia Group, Inc. 2.950%, 03/15/31	2,561,000	2,234,897

Lodging—0.2%
Choice Hotels International, Inc. 3.700%, 12/01/29	2,500,000	2,237,115
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,669,604
Marriott International, Inc. 3.600%, 04/15/24	2,600,000	2,597,528

		7,504,247

Media—0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500%, 06/01/41	13,300,000	8,930,631
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,268,466
Paramount Global 2.900%, 01/15/27	300,000	274,401

		12,473,498

Oil & Gas—0.2%
Petroleos Mexicanos 10.000%, 02/07/33	3,000,000	2,987,699
Pioneer Natural Resources Co. 5.100%, 03/29/26	4,000,000	3,994,957

		6,982,656

Packaging & Containers—0.4%
WRKCo, Inc. 4.650%, 03/15/26 (f)	14,700,000	14,516,037

Pharmaceuticals—0.8%
AbbVie, Inc. 3.200%, 05/14/26	1,300,000	1,254,736
3.600%, 05/14/25	700,000	687,032
Bayer U.S. Finance LLC 6.125%, 11/21/26 (144A)	3,500,000	3,528,933
6.250%, 01/21/29 (144A)	7,900,000	8,037,614
6.375%, 11/21/30 (144A)	6,900,000	7,055,315
Bristol-Myers Squibb Co. 4.900%, 02/22/29	7,800,000	7,832,832
CVS Health Corp. 3.750%, 04/01/30	3,900,000	3,634,109
CVS Pass-Through Trust 6.943%, 01/10/30	466,966	478,327

		32,508,898

Pipelines—1.1%
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	9,000,000	8,978,546
Columbia Pipelines Operating Co. LLC 5.927%, 08/15/30 (144A)	3,000,000	3,077,913
Enbridge, Inc. 5.900%, 11/15/26	2,700,000	2,750,157
Energy Transfer LP 5.950%, 12/01/25	1,800,000	1,811,544
6.050%, 12/01/26	3,800,000	3,874,879
MPLX LP 5.000%, 03/01/33	1,500,000	1,456,126
ONEOK, Inc. 6.625%, 09/01/53	7,500,000	8,265,770
Venture Global LNG, Inc. 9.875%, 02/01/32 (144A)	3,800,000	4,095,427
Western Midstream Operating LP 6.350%, 01/15/29	7,000,000	7,259,644

		41,570,006

Real Estate—0.2%
Logicor Financing SARL 1.625%, 07/15/27 (EUR)	4,500,000	4,441,358
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	1,700,000	1,614,636
Tesco Property Finance 6 PLC 5.411%, 07/13/44 (GBP)	533,967	664,978

		6,720,972

Real Estate Investment Trusts—4.2%
American Homes 4 Rent LP 4.250%, 02/15/28	1,900,000	1,823,735
American Tower Corp. 3.375%, 05/15/24	12,000,000	11,964,192
5.800%, 11/15/28	1,200,000	1,228,597
Boston Properties LP 2.450%, 10/01/33	1,811,000	1,364,008
Brixmor Operating Partnership LP 4.125%, 06/15/26	5,500,000	5,354,404
Crown Castle, Inc. 2.900%, 03/15/27	12,500,000	11,691,693
EPR Properties 3.750%, 08/15/29	2,500,000	2,207,817
Equinix, Inc. 1.000%, 09/15/25	2,900,000	2,712,054
Extra Space Storage LP 2.400%, 10/15/31	13,500,000	11,106,807
Federal Realty OP LP 3.500%, 06/01/30	4,900,000	4,421,900
GLP Capital LP/GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	4,967,809
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	10,022,649
Hudson Pacific Properties LP 4.650%, 04/01/29	2,400,000	2,044,585

BHFTI-277

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Kilroy Realty LP 2.650%, 11/15/33	13,100,000	$9,707,088
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	8,592,397
Piedmont Operating Partnership LP 3.150%, 08/15/30	12,900,000	10,120,828
Prologis LP 2.250%, 01/15/32	6,200,000	5,113,307
Realty Income Corp. 3.875%, 04/15/25	10,700,000	10,535,248
SBA Tower Trust 2.328%, 07/15/52 (144A)	13,000,000	11,424,444
Starwood Property Trust, Inc. 4.375%, 01/15/27 (144A)	13,300,000	12,510,651
Sun Communities Operating LP 2.700%, 07/15/31	13,200,000	10,870,161
UDR, Inc. 3.500%, 07/01/27	1,000,000	943,128
Welltower OP LLC 4.250%, 04/01/26	1,102,000	1,080,109
Weyerhaeuser Co. 4.750%, 05/15/26	12,000,000	11,888,389

		163,696,000

Retail—0.1%
CK Hutchison International 23 Ltd. 4.750%, 04/21/28 (144A)	2,700,000	2,680,426
Walgreens Boots Alliance, Inc. 3.450%, 06/01/26	1,500,000	1,430,547

		4,110,973

Savings & Loans—0.2%
Nationwide Building Society 6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	7,500,000	7,694,416

Semiconductors—0.6%
Broadcom, Inc. 3.137%, 11/15/35 (144A)	8,769,000	7,084,487
3.187%, 11/15/36 (144A)	8,600,000	6,844,325
4.300%, 11/15/32	12,400,000	11,651,151

		25,579,963

Shipbuilding—0.3%
Huntington Ingalls Industries, Inc. 2.043%, 08/16/28	13,800,000	12,049,042

Software—0.6%
Oracle Corp. 3.600%, 04/01/40	6,400,000	5,044,946
3.600%, 04/01/50	10,600,000	7,658,245
VMware LLC 1.400%, 08/15/26	13,500,000	12,328,975

		25,032,166

Telecommunications—0.2%
Sprint LLC 7.125%, 06/15/24	1,000,000	1,001,713
T-Mobile USA, Inc. 2.550%, 02/15/31	8,900,000	7,581,178

		8,582,891

Total Corporate Bonds & Notes (Cost $1,576,550,077)		1,504,688,189

Asset-Backed Securities—15.2%

Asset-Backed - Automobile—1.6%
Ally Auto Receivables Trust 5.760%, 11/15/26	6,509,111	6,514,514
BMW Vehicle Lease Trust 5.950%, 08/25/25	6,818,241	6,826,206
CarMax Auto Owner Trust 5.720%, 11/16/26	5,509,918	5,512,804
Drive Auto Receivables Trust 5.830%, 12/15/26	7,800,000	7,805,427
Flagship Credit Auto Trust 4.030%, 12/15/26 (144A)	9,062,868	8,995,454
Ford Credit Auto Lease Trust 5.050%, 06/15/27	1,400,000	1,394,693
Huntington Auto Trust 5.500%, 03/15/27 (144A)	6,000,000	5,999,152
Hyundai Auto Lease Securitization Trust 5.020%, 03/15/27 (144A)	1,300,000	1,293,706
Santander Drive Auto Receivables Trust 6.310%, 07/15/27	6,054,860	6,070,178
SFS Auto Receivables Securitization Trust 5.890%, 03/22/27 (144A)	4,534,352	4,541,534
Tesla Auto Lease Trust 5.860%, 08/20/25 (144A)	3,301,800	3,306,167
Toyota Auto Loan Extended Note Trust 4.930%, 06/25/36 (144A)	3,900,000	3,906,043

		62,165,878

Asset-Backed - Home Equity—1.0%
ABFC Trust 6.144%, 1M TSFR + 0.814%, 06/25/34 (a)	1,006,901	975,631
6.269%, 1M TSFR + 0.939%, 07/25/35 (a)	4,980,400	4,625,442
Accredited Mortgage Loan Trust 6.024%, 1M TSFR + 0.404%, 07/25/34 (a)	2,808,691	2,729,211
ACE Securities Corp. Home Equity Loan Trust 5.744%, 1M TSFR + 0.414%, 04/25/36 (a)	1,687,051	1,614,205
5.744%, 1M TSFR + 0.414%, 07/25/36 (a)	7,714,045	2,482,968
Asset-Backed Securities Corp. Home Equity Loan Trust 5.524%, 1M TSFR + 0.194%, 05/25/37 (a)	17,245	11,910
Bear Stearns Asset-Backed Securities I Trust 5.036%, 1M TSFR + 0.804%, 02/25/36 (a)	703,256	697,916
5.694%, 1M TSFR + 0.364%, 04/25/37 (a)	3,933,240	6,090,493
6.244%, 1M TSFR + 0.914%, 10/27/32 (a)	5,256	5,213
6.449%, 1M TSFR + 1.119%, 06/25/35 (a)	3,658,486	3,569,517

BHFTI-278

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Citigroup Mortgage Loan Trust, Inc. 5.764%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	5,390,808	$2,911,943
GSAA Home Equity Trust 6.104%, 1M TSFR + 0.774%, 03/25/35 (a)	36,732	36,347
HSI Asset Securitization Corp. Trust 5.784%, 1M TSFR + 0.454%, 12/25/36 (a)	8,406,447	2,151,267
IXIS Real Estate Capital Trust 6.389%, 1M TSFR + 1.059%, 02/25/35 (a)	1,462,054	1,451,775
MASTR Asset-Backed Securities Trust 5.544%, 1M TSFR + 0.214%, 08/25/36 (a)	4,628,351	1,591,625
5.764%, 1M TSFR + 0.434%, 08/25/36 (a)	2,996,677	1,040,478
Merrill Lynch Mortgage Investors Trust 5.944%, 1M TSFR + 0.614%, 07/25/37 (a)	8,599,786	2,001,757
Morgan Stanley ABS Capital I, Inc. Trust 5.504%, 1M TSFR + 0.174%, 05/25/37 (a)	90,302	78,894
NovaStar Mortgage Funding Trust 5.644%, 1M TSFR + 0.314%, 09/25/37 (a)	2,633,775	2,529,219
Option One Mortgage Corp. Asset Back Certificates 6.084%, 1M TSFR + 0.754%, 08/25/33 (a)	6,807	6,628
Option One Mortgage Loan Trust 5.584%, 1M TSFR + 0.254%, 01/25/37 (a)	4,011,946	2,538,624
Renaissance Home Equity Loan Trust 4.304%, 1M TSFR + 0.994%, 08/25/33 (a)	62,443	56,692
Residential Asset Securities Corporation Trust 6.024%, 1M TSFR + 0.404%, 06/25/33 (a)	468,898	437,394

		39,635,149

Asset-Backed - Other—12.4%
ACAS CLO Ltd. 6.450%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	13,369,256	13,377,612
Adagio V CLO DAC 4.662%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	10,927,286	11,659,660
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.224%, 1M TSFR + 0.894%, 05/25/34 (a)	279,472	278,243
Anchorage Capital CLO 11 Ltd. 6.719%, 3M TSFR + 1.402%, 07/22/32 (144A) (a)	12,000,000	12,000,168
Anchorage Capital CLO 6 Ltd. 6.769%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	9,800,000	9,801,725
ARES European CLO X DAC 4.722%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	9,930,018	10,638,158
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.204%, 1M TSFR + 0.874%, 02/25/36 (a)	3,593,780	2,749,259
BSPDF Issuer Ltd. 6.640%, 1M TSFR + 1.314%, 10/15/36 (144A) (a)	11,205,159	10,944,581
Capital Four U.S. CLO II Ltd. 7.494%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	8,200,000	8,261,836
Carlyle Global Market Strategies CLO Ltd. 6.659%, 3M TSFR + 1.342%, 04/22/32 (144A) (a)	13,500,000	13,508,100
Catamaran CLO Ltd. 6.679%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	9,308,646	9,320,263

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates Trust 4.342%, 10/25/46 (a)	564,250	550,449
4.416%, 10/25/32 (a)	1,023,329	1,020,423
5.584%, 1M TSFR + 0.254%, 07/25/37 (a)	5,540,460	5,005,107
5.664%, 1M TSFR + 0.334%, 09/25/37 (a)	1,909,172	1,940,625
5.724%, 1M TSFR + 0.394%, 02/25/37 (a)	2,127,002	1,972,532
5.724%, 1M TSFR + 0.394%, 04/25/47 (a)	1,500,561	1,434,117
5.744%, 1M TSFR + 0.414%, 09/25/46 (a)	320,175	317,070
5.744%, 1M TSFR + 0.414%, 03/25/47 (a)	432,308	419,710
Dewolf Park CLO Ltd. 6.496%, 3M TSFR + 1.182%, 10/15/30 (144A) (a)	1,466,292	1,467,028
DLLAD LLC 5.190%, 04/20/26 (144A)	4,460,540	4,448,290
Dryden 54 Senior Loan Fund 6.479%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	7,800,000	7,800,000
Dryden 80 CLO Ltd. 6.567%, 3M TSFR + 1.250%, 01/17/33 (144A) (a)	1,400,000	1,399,965
Elevation CLO Ltd. 6.896%, 3M TSFR + 1.582%, 04/15/33 (144A) (a)	7,400,000	7,398,098
Elmwood CLO VII Ltd. 6.947%, 3M TSFR + 1.630%, 01/17/34 (144A) (a)	5,000,000	5,014,930
First Franklin Mortgage Loan Trust 5.724%, 1M TSFR + 0.394%, 12/25/36 (a)	4,442,154	1,817,047
5.754%, 1M TSFR + 0.424%, 10/25/36 (a)	16,312,000	12,509,608
6.374%, 1M TSFR + 1.044%, 10/25/34 (a)	3,615,116	3,546,666
6.869%, 1M TSFR + 1.539%, 10/25/34 (a)	1,506,643	1,495,459
Galaxy XXI CLO Ltd. 6.599%, 3M TSFR + 1.282%, 04/20/31 (144A) (a)	2,930,556	2,932,980
GoodLeap Sustainable Home Solutions Trust 4.000%, 04/20/49 (144A)	9,986,723	8,917,325
GSAMP Trust 5.614%, 1M TSFR + 0.284%, 12/25/36 (a)	2,272,677	1,078,208
6.764%, 1M TSFR + 1.434%, 12/25/34 (a)	3,772,556	3,216,341
Harvest CLO XX DAC 4.650%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	10,478,871	11,199,087
Home Equity Loan Trust 5.674%, 1M TSFR + 0.344%, 04/25/37 (a)	5,015,651	4,841,405
Home Equity Mortgage Loan Asset-Backed Trust 5.664%, 1M TSFR + 0.334%, 04/25/37 (a)	2,033,253	1,515,000
KREF Ltd. 6.776%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	12,500,000	12,422,662
LCM XIII LP 6.441%, 3M TSFR + 1.132%, 07/19/27 (144A) (a)	77,536	77,535
LCM XXV Ltd. 6.418%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	7,596,937	7,592,622
Long Beach Mortgage Loan Trust 5.764%, 1M TSFR + 0.434%, 05/25/36 (a)	27,202,252	8,048,379
5.964%, 1M TSFR + 0.634%, 08/25/45 (a)	449,992	432,420
6.224%, 1M TSFR + 0.894%, 08/25/35 (a)	7,110,355	6,909,033
Madison Park Funding XXIX Ltd. 6.489%, 3M TSFR + 1.180%, 10/18/30 (144A) (a)	8,500,000	8,501,521
Madison Park Funding XXXV Ltd. 6.569%, 3M TSFR + 1.252%, 04/20/32 (144A) (a)	7,300,000	7,304,752
Marathon CLO XIII Ltd. 6.534%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	8,000,000	8,001,440

BHFTI-279

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Marathon Static CLO Ltd. 6.483%, SOFR90A + 1.150%, 07/20/30 (144A) (a)	4,100,000	$4,100,000
Marble Point CLO XIV Ltd. 6.531%, 3M TSFR + 1.200%, 01/20/32 (144A) (a)	8,100,000	8,099,854
Merrill Lynch First Franklin Mortgage Loan Trust 6.694%, 1M TSFR + 1.364%, 10/25/37 (a)	8,879,841	7,294,018
MF1 Ltd. 7.140%, 1M TSFR + 1.814%, 11/15/35 (144A) (a)	5,786,948	5,790,565
7.961%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	10,700,000	10,749,477
MidOcean Credit CLO II 6.611%, 3M TSFR + 1.292%, 01/29/30 (144A) (a)	2,657,012	2,657,015
MMAF Equipment Finance LLC 5.200%, 09/13/27 (144A)	7,800,000	7,778,558
Morgan Stanley ABS Capital I, Inc. Trust 5.694%, 1M TSFR + 0.364%, 07/25/36 (a)	2,593,215	2,232,724
5.744%, 1M TSFR + 0.414%, 06/25/36 (a)	152,465	127,217
6.064%, 1M TSFR + 0.734%, 12/25/35 (a)	802,930	774,878
Neuberger Berman CLO XIV Ltd. 6.611%, 3M TSFR + 1.292%, 01/28/30 (144A) (a)	14,181,825	14,184,903
OSD CLO Ltd. 6.448%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	11,071,775	11,066,892
Palmer Square European Loan Funding DAC 4.722%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	7,346,394	7,881,994
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.179%, 1M TSFR + 0.849%, 09/25/35 (a)	3,954,123	3,842,137
6.494%, 1M TSFR + 1.164%, 10/25/34 (a)	2,398,806	2,347,165
7.244%, 1M TSFR + 1.914%, 12/25/34 (a)	3,492,979	3,397,466
Regatta XI Funding Ltd. 6.648%, 3M TSFR + 1.332%, 07/17/31 (144A) (a)	9,866,663	9,873,550
Saranac CLO VII Ltd. 6.811%, 3M TSFR + 1.492%, 11/20/29 (144A) (a)	1,360,945	1,361,393
Saxon Asset Securities Trust 5.844%, 1M TSFR + 0.514%, 09/25/47 (a)	1,647,483	1,528,236
Securitized Asset-Backed Receivables LLC Trust 5.944%, 1M TSFR + 0.614%, 03/25/36 (a)	13,438,522	8,055,062
5.944%, 1M TSFR + 0.614%, 05/25/36 (a)	6,451,094	3,400,617
Soundview Home Loan Trust 5.554%, 1M TSFR + 0.224%, 02/25/37 (a)	2,022,711	546,107
Specialty Underwriting & Residential Finance Trust 5.714%, 1M TSFR + 0.384%, 04/25/37 (a)	2,393,198	1,697,591
Starwood Ltd. 6.669%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	13,000,000	12,754,049
Structured Asset Investment Loan Trust 5.594%, 1M TSFR + 0.264%, 09/25/36 (a)	600,136	583,000
6.074%, 1M TSFR + 0.744%, 11/25/35 (a)	3,828,107	3,673,538
Structured Asset Securities Corp. Mortgage Loan Trust 7.244%, 1M TSFR + 1.914%, 08/25/37 (a)	64,657	63,713
Sunrun Demeter Issuer LLC 2.270%, 01/30/57 (144A)	11,918,719	9,723,715
Symphony CLO Ltd. 7.002%, 3M TSFR + 1.590%, 04/25/34 (144A) (a)	7,700,000	7,720,390
TCI-Symphony CLO Ltd. 6.596%, 3M TSFR + 1.282%, 10/13/32 (144A) (a)	12,739,350	12,742,407

Asset-Backed - Other—(Continued)
TCW CLO Ltd. 6.556%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	9,775,368	9,776,111
THL Credit Wind River CLO Ltd. 6.656%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	4,000,000	4,000,048
Toro European CLO 7 DAC 4.711%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	15,000,000	16,024,174
TSTAT Ltd. 6.918%, 3M TSFR + 1.600%, 07/20/31 (144A) (a)	1,441,935	1,444,506
U.S. Small Business Administration 6.220%, 12/01/28	370,509	370,092
Venture XIX CLO Ltd. 6.836%, 3M TSFR + 1.522%, 01/15/32 (144A) (a)	2,300,000	2,302,079
Venture XVII CLO Ltd. 6.456%, 3M TSFR + 1.142%, 04/15/27 (144A) (a)	2,315,692	2,315,099
Venture XXVII CLO Ltd. 6.629%, 3M TSFR + 1.312%, 07/20/30 (144A) (a)	11,342,269	11,329,906
Venture XXVIII CLO Ltd. 6.569%, 3M TSFR + 1.252%, 07/20/30 (144A) (a)	9,724,647	9,727,155
Voya CLO Ltd. 6.636%, 3M TSFR + 1.322%, 04/15/31 (144A) (a)	7,645,693	7,651,656

		486,076,496

Asset-Backed - Student Loan—0.2%
Nelnet Student Loan Trust 6.640%, 02/20/41 (144A)	3,262,234	3,272,788
7.519%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	3,099,122	3,099,087
SoFi Professional Loan Program LLC 3.020%, 02/25/40 (144A)	1,119,340	1,076,883

		7,448,758

Total Asset-Backed Securities (Cost $608,112,146)		595,326,281

Mortgage-Backed Securities—14.6%

Collateralized Mortgage Obligations—8.0%
Adjustable Rate Mortgage Trust 4.523%, 11/25/35 (a)	120,440	84,252
American Home Mortgage Investment Trust 5.804%, 1M TSFR + 0.474%, 12/25/46 (a)	9,369,866	7,451,774
Banc of America Alternative Loan Trust 6.624%, -4x 1M TSFR + 27.942%, 11/25/46 (a)	311,421	272,385
Banc of America Funding Trust 5.157%, 05/25/35 (a)	192,318	175,534
5.214%, 01/20/47 (a)	53,020	44,796
5.721%, 02/20/36 (a)	374,111	345,335
Banc of America Mortgage Trust 6.000%, 05/25/37	4,295,749	3,225,562
Bayview MSR Opportunity Master Fund Trust 3.000%, 11/25/51 (144A) (a)	11,376,040	9,498,550
BCAP LLC Trust 5.250%, 02/26/36 (144A) (a)	1,878,168	729,554
5.864%, 1M TSFR + 0.534%, 05/25/47 (a)	3,705,741	3,459,371

BHFTI-280

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ALT-A Trust 4.333%, 11/25/36 (a)	1,467,343	$806,559
4.411%, 05/25/36 (a)	962,845	458,152
4.576%, 11/25/36 (a)	1,293,355	672,569
4.870%, 09/25/35 (a)	361,966	212,589
5.138%, 05/25/35 (a)	329,080	308,261
Bear Stearns ARM Trust 3.250%, 02/25/33 (a)	1,921	1,409
5.800%, 10/25/35 (a)	464,951	439,913
Bear Stearns Structured Products, Inc. Trust 4.198%, 12/26/46 (a)	295,626	222,207
5.115%, 01/26/36 (a)	289,234	211,544
Chase Home Lending Mortgage Trust 3.250%, 09/25/63 (144A) (a)	7,094,667	6,214,544
Chase Mortgage Finance Trust 4.345%, 03/25/37 (a)	480,134	449,021
4.365%, 09/25/36 (a)	818,147	647,724
4.734%, 12/25/35 (a)	181,348	166,210
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.694%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	7,794	7,232
CHL Mortgage Pass-Through Trust 4.172%, 09/20/36 (a)	1,094,247	934,040
5.644%, 1M TSFR + 0.514%, 04/25/46 (a)	1,155,692	987,589
5.750%, 06/25/37	915,844	444,576
6.084%, 1M TSFR + 0.754%, 03/25/35 (a)	207,966	191,881
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	682,557	592,221
Citigroup Mortgage Loan Trust, Inc. 4.247%, 10/25/46 (a)	468,665	398,030
6.236%, 1Y H15 + 2.150%, 09/25/35 (a)	46,685	45,361
7.560%, 1Y H15 + 2.100%, 09/25/35 (a)	258,751	255,785
7.780%, 1Y H15 + 2.400%, 10/25/35 (a)	443,805	428,079
CitiMortgage Alternative Loan Trust 6.000%, 1M TSFR + 0.764%, 10/25/36 (a)	3,577,997	2,835,622
Countrywide Alternative Loan Trust
Zero Coupon, -1x 1M TSFR + 4.886%, 05/25/35 (a) (b)	371,027	14,618
5.500%, 02/25/36	1,339,129	916,418
5.964%, 1M TSFR + 0.634%, 06/25/46 (a)	4,290,033	3,542,341
6.000%, 03/25/35	6,630,335	5,214,040
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,597,295	1,436,501
6.000%, 02/25/37	7,429,666	3,171,146
6.000%, 04/25/37	2,526,905	1,112,583
6.000%, 07/25/37	3,783,248	1,813,483
6.569%, 12M MTA + 1.480%, 01/25/36 (a)	361,369	327,583
Countrywide Reperforming Loan REMIC Trust 5.784%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	478,031	448,066
Credit Suisse First Boston Mortgage Securities Corp. 6.065%, 03/25/32 (144A) (a)	20,171	18,663
CSFB Mortgage-Backed Pass-Through Certificates 6.000%, 11/25/35	757,355	557,492
CSMC Trust 5.735%, 10/27/36 (144A) (a)	7,997,531	7,008,354
DSLA Mortgage Loan Trust 6.143%, 07/19/44 (a)	145,772	132,556

Collateralized Mortgage Obligations—(Continued)
First Horizon Mortgage Pass-Through Trust 5.462%, 08/25/35 (a)	55,237	38,266
Gemgarto PLC 5.812%, 3M SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	2,949,616	3,716,747
GreenPoint Mortgage Funding Trust 5.884%, 1M TSFR + 0.554%, 06/25/45 (a)	12,692	11,353
GS Mortgage-Backed Securities Corp. Trust 2.500%, 06/25/52 (144A) (a)	11,173,343	8,951,769
GS Mortgage-Backed Securities Trust 2.500%, 01/25/52 (144A) (a)	11,493,825	9,208,531
3.000%, 08/26/52 (144A) (a)	13,476,366	11,240,112
GSR Mortgage Loan Trust 4.366%, 04/25/36 (a)	867,350	568,138
4.713%, 01/25/36 (a)	1,165,716	1,055,523
5.064%, 09/25/35 (a)	6,395	5,935
6.000%, 03/25/32	47	46
HarborView Mortgage Loan Trust 5.881%, 1M TSFR + 0.554%, 05/19/35 (a)	300,635	269,766
IndyMac ARM Trust 5.545%, 01/25/32 (a)	4,760	4,455
5.686%, 01/25/32 (a)	209	198
IndyMac INDX Mortgage Loan Trust 5.684%, 1M TSFR + 0.354%, 07/25/36 (a)	1,916,545	1,848,033
5.864%, 1M TSFR + 0.534%, 05/25/46 (a)	3,026,431	2,618,324
JPMorgan Alternative Loan Trust 5.804%, 1M TSFR + 0.474%, 05/25/36 (a)	812,586	628,707
JPMorgan Mortgage Trust 3.000%, 03/25/52 (144A) (a)	11,242,860	9,387,349
4.111%, 12/26/37 (144A) (a)	4,631,742	3,901,305
5.529%, 07/25/35 (a)	39,965	39,721
5.750%, 01/25/36	184,087	82,811
Legacy Mortgage Asset Trust 6.882%, 10/25/59 (144A) (k)	8,781,141	8,779,226
Lehman Mortgage Trust 6.000%, 1M TSFR + 0.714%, 08/25/36 (a)	2,794,868	1,969,862
Lehman XS Trust 5.844%, 1M TSFR + 0.514%, 03/25/47 (a)	9,518,892	8,033,552
MASTR Alternative Loan Trust 5.844%, 1M TSFR + 0.514%, 03/25/36 (a)	610,825	63,324
6.500%, 02/25/35	2,141,288	2,145,033
MASTR Asset Securitization Trust 6.000%, 06/25/36	156,196	88,798
MetLife Securitization Trust 3.750%, 03/25/57 (144A) (a)	3,235,683	3,045,670
Mill City Mortgage Loan Trust 3.250%, 08/25/59 (144A) (a)	8,400,000	7,156,500
Morgan Stanley Re-REMIC Trust 3.729%, 03/26/37 (144A) (k)	1,181,745	1,131,304
MortgageIT Mortgage Loan Trust 5.904%, 1M TSFR + 0.574%, 04/25/36 (a)	1,289,355	1,182,949
New Residential Mortgage Loan Trust 6.864%, 10/25/63 (144A) (k)	7,010,363	7,090,330
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (k)	587,641	300,106

BHFTI-281

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
OBX Trust 6.094%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	4,660,727	$4,476,784
6.120%, 11/25/62 (144A) (a)	6,678,786	6,674,181
PRKCM Trust 5.335%, 08/25/57 (144A) (a)	6,723,821	6,620,882
PRPM Trust 6.250%, 08/25/68 (144A) (k)	5,616,264	5,598,455
RBSSP Resecuritization Trust 5.036%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	2,640,379	2,584,895
Residential Asset Securitization Trust 6.000%, 06/25/36	2,843,992	1,156,537
Ripon Mortgages PLC 5.922%, 3M SONIA + 0.700%, 08/28/56 (144A) (GBP) (a)	12,650,201	15,955,432
6.372%, 3M SONIA + 1.150%, 08/28/56 (144A) (GBP) (a)	5,777,000	7,248,697
6.722%, 3M SONIA + 1.500%, 08/28/56 (144A) (GBP) (a)	13,223,000	16,514,134
Sequoia Mortgage Trust 6.081%, 1M TSFR + 0.754%, 04/19/27 (a)	78,057	74,729
6.143%, 1M TSFR + 0.814%, 07/20/33 (a)	51,623	49,874
Structured Adjustable Rate Mortgage Loan Trust 4.414%, 01/25/35 (a)	129,266	126,604
4.728%, 08/25/35 (a)	38,562	32,566
4.993%, 10/25/36 (a)	5,039,338	2,303,441
6.049%, 04/25/35 (a)	1,267,060	1,140,546
Structured Asset Mortgage Investments II Trust 5.941%, 1M TSFR + 0.614%, 07/19/35 (a)	192,001	179,382
Towd Point Mortgage Funding 6.366%, 3M SONIA + 1.144%, 10/20/51 (144A) (GBP) (a)	8,363,036	10,557,484
6.572%, 3M SONIA + 1.350%, 05/20/45 (GBP) (a)	18,189,557	22,967,404
6.572%, 3M SONIA + 1.350%, 07/20/45 (144A) (GBP) (a)	6,878,334	8,685,594
Towd Point Mortgage Trust 3.750%, 07/25/62 (144A) (a)	5,509,393	5,124,642
UWM Mortgage Trust 2.500%, 11/25/51 (144A) (a)	21,056,788	17,204,020
2.500%, 12/25/51 (144A) (a)	11,492,506	9,207,474
WaMu Mortgage Pass-Through Certificates Trust 3.811%, 06/25/37 (a)	2,926,999	2,464,780
5.944%, 1M TSFR + 0.614%, 02/25/45 (a)	3,532,057	3,364,759
6.489%, 12M MTA + 1.400%, 06/25/42 (a)	22,105	20,124
Wells Fargo Mortgage-Backed Securities Trust 6.168%, 09/25/33 (a)	61,003	58,832

		313,888,070

Commercial Mortgage-Backed Securities—6.6%
1211 Avenue of the Americas Trust 3.901%, 08/10/35 (144A)	12,100,000	11,630,808
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	11,600,000	10,749,677
Arbor Multifamily Mortgage Securities Trust 2.756%, 05/15/53 (144A)	7,500,000	6,619,930

Commercial Mortgage-Backed Securities—(Continued)
AREIT Trust 6.521%, 1M TSFR + 1.194%, 11/17/38 (144A) (a)	8,968,753	8,923,711
6.569%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	11,622,972	11,490,774
7.569%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	11,500,000	11,509,453
Benchmark Mortgage Trust 2.955%, 01/15/55 (a)	12,646,000	11,529,964
3.458%, 03/15/55	13,000,000	11,579,542
4.016%, 03/15/52	13,000,000	12,145,177
4.444%, 05/15/55 (a)	11,000,000	10,290,030
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	11,600,000	10,951,233
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	1,152,403	1,130,357
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	12,550,000	11,035,302
DC Office Trust 2.965%, 09/15/45 (144A)	1,000,000	852,777
DOLP Trust 2.956%, 05/10/41 (144A)	13,200,000	11,075,300
Extended Stay America Trust 6.520%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	12,799,580	12,795,559
GCT Commercial Mortgage Trust 6.241%, 1M TSFR + 0.914%, 02/15/38 (144A) (a)	4,000,000	3,341,067
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,623,773	6,039,660
GS Mortgage Securities Trust 3.278%, 11/10/49 (a)	1,202,471	1,174,043
3.602%, 10/10/49 (144A) (a)	13,346,000	11,904,672
JPMorgan Chase Commercial Mortgage Securities Trust 6.823%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	3,558,083	2,999,206
7.236%, 10/05/40 (144A)	5,800,000	6,057,090
Manhattan West Mortgage Trust 2.130%, 09/10/39 (144A)	12,300,000	10,922,803
MF1 Multifamily Housing Mortgage Loan Trust 6.290%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	2,705,052	2,691,702
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	4,506,857	4,386,981
Morgan Stanley Capital I Trust 2.428%, 04/05/42 (144A) (a)	7,500,000	6,071,800
3.127%, 11/15/52	800,000	709,327
Natixis Commercial Mortgage Securities Trust 7.149%, 1M TSFR + 1.824%, 03/15/35 (144A) (a)	9,080,211	9,074,514
NYO Commercial Mortgage Trust 6.536%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	13,545,237
Ready Capital Mortgage Financing LLC 6.644%, 1M TSFR + 1.314%, 11/25/36 (144A) (a)	6,777,175	6,686,691
7.703%, 1M TSFR + 2.374%, 10/25/39 (144A) (a)	1,282,825	1,283,592
7.881%, 1M TSFR + 2.552%, 10/25/39 (144A) (a)	8,978,656	9,015,121
SG Commercial Mortgage Securities Trust 2.632%, 03/15/37 (144A)	7,100,000	6,488,109
Starwood Ltd. 6.520%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	633,462	628,817

		257,330,026

Total Mortgage-Backed Securities (Cost $633,855,662)		571,218,096

BHFTI-282

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Foreign Government—4.6%

Security Description	Principal Amount*	Value

Banks—0.3%
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	$10,575,859
Korea Development Bank 6.050%, SOFR + 0.700%, 10/23/26 (a)	1,700,000	1,704,938

		12,280,797

Sovereign—4.3%
Brazil Government International Bond 6.125%, 03/15/34	7,800,000	7,713,868
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/24 (BRL)	30,100,000	5,858,913
Chile Government International Bond 4.340%, 03/07/42	12,500,000	10,890,302
Italy Buoni Poliennali Del Tesoro 1.300%, 05/15/28 (144A) (EUR) (g)	25,659,975	27,880,034
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	4,874,557
Mexico Bonos 7.000%, 09/03/26 (MXN)	294,000,000	16,597,838
8.500%, 03/01/29 (MXN)	104,500,000	6,078,406
8.500%, 05/31/29 (MXN)	19,400,000	1,128,828
Mexico Government International Bond 6.000%, 05/07/36	2,400,000	2,404,935
Mexico Udibonos 2.750%, 11/27/31 (MXN) (g)	211,033,082	10,871,355
3.000%, 12/03/26 (MXN) (g)	51,216,106	2,861,565
4.000%, 11/30/28 (MXN) (g)	96,344,719	5,528,238
4.000%, 08/24/34 (MXN) (g)	16,233,314	903,639
Peru Government International Bond 6.950%, 08/12/31 (PEN)	3,600,000	972,119
Qatar Government International Bond 5.103%, 04/23/48	1,500,000	1,456,952
Republic of Poland Government International Bond 5.125%, 09/18/34	3,900,000	3,882,684
Republic of South Africa Government Bond 10.500%, 12/21/26 (ZAR)	414,600,000	22,459,324
Romania Government International Bond 5.375%, 03/22/31 (144A) (EUR)	3,050,000	3,306,945
Saudi Government International Bonds 4.750%, 01/18/28 (144A)	6,000,000	5,985,180
4.750%, 01/16/30 (144A)	7,800,000	7,710,347
5.000%, 01/18/53 (144A)	6,000,000	5,358,360
U.K. Gilts 4.375%, 07/31/54 (GBP)	10,960,000	13,732,179

		168,456,568

Total Foreign Government (Cost $189,105,197)		180,737,365

Municipals—0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority 5.048%, 12/01/34	5,900,000	5,959,002
New York State Urban Development Corp. 1.346%, 03/15/26	8,100,000	7,571,378

Municipals—(Continued)
Sales Tax Securitization Corp. 3.007%, 01/01/33	10,100,000	8,735,862
3.057%, 01/01/34	2,000,000	1,706,805
State of Illinois 6.725%, 04/01/35	5,280,000	5,565,524
Texas Natural Gas Securitization Finance Corp. 5.169%, 04/01/41	5,900,000	5,989,613
Tobacco Settlement Finance Authority 1.820%, 06/01/26	2,250,000	2,076,900

Total Municipals (Cost $39,790,093)		37,605,084

Floating Rate Loans (n)—0.2%

Investment Companies—0.1%
Castlelake LP 2.950%, 05/13/31 (l) (m)	6,556,438	5,820,303

Software—0.1%
Cotiviti Corp. 2024 Term Loan, 02/21/31 (o)	3,100,000	3,105,168

Total Floating Rate Loans (Cost $9,633,599)		8,925,471

Short-Term Investments—1.4%

Commercial Paper—0.2%
Amcor Flexibles North America, Inc. 5.520%, 04/10/24 (p)	250,000	249,498
5.520%, 04/15/24 (p)	550,000	548,456
American Electric Power Co., Inc. 5.560%, 05/15/24 (p)	5,000,000	4,962,813
L3Harris Technologies, Inc. 5.600%, 04/01/24 (p)	750,000	749,548

		6,510,315

Repurchase Agreements—1.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/28/24 at 5.260%, due on 04/01/24 with a maturity value of $2,601,520; collateralized by U.S. Treasury Note at 4.875%, maturing 11/30/25, with a market value of $2,650,838	2,600,000	2,600,000
Repurchase Agreement dated 03/28/24 at 5.420%, due on 04/02/24 with a maturity value of $25,103,779; collateralized by U.S. Treasury Note at 0.375%, maturing 11/30/25, with a market value of $25,816,786	25,100,000	25,100,000
Repurchase Agreement dated 03/28/24 at 5.430%, due on 04/01/24 with a maturity value of $14,008,447; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $14,264,830	14,000,000	14,000,000

BHFTI-283

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $6,122,660; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $6,243,453.	6,120,960	$6,120,960
JPMorgan Securities LLC Repurchase Agreement dated 03/28/24 at 5.450%, due on 04/02/24 with a maturity value of $100,015; collateralized by U.S. Treasury Inflation Indexed Bond at 0.125%, maturing 07/15/24, with a market value of $102,719	100,000	100,000

		47,920,960

Total Short-Term Investments (Cost $54,435,457)		54,431,275

Total Purchased Options—0.0% (q) (Cost $1,268,485)		675,786

Total Investments—146.4% (Cost $6,067,108,120)		5,743,278,382
Other assets and liabilities (net)—(46.4)%		(1,821,418,723)

Net Assets—100.0%		$3,921,859,659

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $8,860,273, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2024, the market value of securities pledged was $667.
(e)	All or a portion of the security was pledged as collateral against open OTC option contracts, OTC swap contracts and forward foreign currency exchange contracts. As of March 31, 2024, the market value of securities pledged was $2,097,587.
(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2024, the market value of securities pledged was to $38,466,221.
(g)	Principal amount of security is adjusted for inflation.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2024, the market value of securities pledged was $7,253,100.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2024, the market value of securities pledged was $36,352,166.
(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 0.2% of net assets.
(m)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(n)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(o)	This loan will settle after March 31, 2024, at which time the interest rate will be determined.
(p)	The rate shown represents current yield to maturity.
(q)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $1,397,144,242, which is 35.6% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Athene Global Funding, 5.339%, 01/15/27	01/11/24	$7,800,000	$7,800,000	$7,764,616
British Airways Pass-Through Trust, 4.125%, 03/20/33	10/01/19	1,188,174	1,239,306	1,095,657

				$8,860,273

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC	5.250%	02/26/24	02/25/26	USD	7,633,696	$7,633,696
Deutsche Bank Securities, Inc.	5.420%	03/13/24	04/18/24	USD	27,917,125	27,917,125
JPMorgan Securities LLC	5.300%	03/27/24	04/03/24	USD	2,815,671	2,815,671
JPMorgan Securities LLC	5.300%	04/03/24	05/03/24	USD	4,692,785	4,692,785

Total						$43,059,277

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

BHFTI-284

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security	2.000%	TBA	$(19,300,000)	$(15,373,656)	$(15,290,944)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	61,163,897	BNP	04/02/24	USD	39,783,054	$74,402
AUD	6,413,474	UBSA	05/02/24	USD	4,198,594	(15,770)
AUD	7,696,169	UBSA	05/02/24	USD	5,031,424	(12,037)
BRL	91,120,738	DBAG	04/02/24	USD	18,238,008	(69,819)
BRL	21,638,921	JPMC	04/02/24	USD	4,399,049	(84,553)
BRL	28,912,363	JPMC	04/02/24	USD	5,929,890	(165,172)
BRL	40,559,321	JPMC	04/02/24	USD	8,107,000	(20,044)
BRL	50,546,272	DBAG	05/03/24	USD	10,023,056	23,873
BRL	2,052,179	DBAG	07/02/24	USD	408,358	(2,713)
BRL	39,037,172	DBAG	07/02/24	USD	7,762,968	(46,663)
CAD	7,349,184	JPMC	04/02/24	USD	5,409,152	16,481
CNY	449,018	BNP	04/11/24	USD	63,166	(985)
CNY	638,640	BNP	04/11/24	USD	89,882	(1,442)
GBP	111,679,000	BNP	04/02/24	USD	141,367,558	(411,934)
GBP	1,062,000	JPMC	04/02/24	USD	1,344,901	(4,498)
IDR	12,887,984,419	BNP	06/20/24	USD	817,724	(6,585)
IDR	249,938,611	BBP	06/20/24	USD	15,960	(230)
IDR	42,070,805,224	CBNA	06/20/24	USD	2,709,962	(62,124)
IDR	25,150,467,046	JPMC	06/20/24	USD	1,591,278	(8,367)
IDR	34,797,058,458	JPMC	06/20/24	USD	2,201,217	(11,172)
IDR	35,927,315,553	JPMC	06/20/24	USD	2,276,907	(15,726)
INR	4,761,287	BNP	06/20/24	USD	57,000	(46)
INR	814,700,521	BNP	06/20/24	USD	9,755,000	(9,604)
INR	1,237,664,221	BNP	06/20/24	USD	14,856,219	(51,358)
INR	822,280,704	CBNA	06/20/24	USD	9,868,000	(31,930)
JPY	716,335,613	JPMC	04/02/24	USD	4,735,294	(3,258)
MXN	3,928,000	BNP	06/20/24	USD	231,262	2,101
MXN	61,184,000	BBP	06/20/24	USD	3,601,894	33,042
MXN	318,333	JPMC	06/20/24	USD	18,747	165
MYR	1,437,265	GSBU	06/20/24	USD	307,924	(2,728)
THB	909,097	BBP	04/19/24	USD	25,320	(370)
TRY	13,514,244	BBP	04/04/24	USD	418,605	(1,542)
TRY	45,241,139	BBP	04/08/24	USD	1,417,329	(27,392)
TRY	14,350,789	BBP	04/09/24	USD	449,868	(9,464)
TRY	30,990,897	BBP	04/09/24	USD	971,334	(20,270)
TRY	30,150,774	GSBU	04/15/24	USD	923,652	(5,553)
TRY	30,913,466	GSBU	04/19/24	USD	943,217	(6,741)
TRY	19,232,649	BBP	04/24/24	USD	595,604	(16,707)
TRY	57,002,496	BBP	04/24/24	USD	1,759,825	(44,066)
TRY	9,717,149	BBP	04/26/24	USD	299,912	(8,175)
TRY	14,577,973	BBP	04/26/24	USD	449,868	(12,195)
TRY	35,262,699	BBP	04/26/24	USD	1,088,859	(30,170)
TRY	46,462,600	BBP	04/29/24	USD	1,391,054	(1,430)
TRY	32,412,915	JPMC	05/06/24	USD	962,393	(979)
TRY	113,795,471	BBP	05/07/24	USD	3,351,707	19,858
TRY	7,797,041	BBP	05/08/24	USD	231,906	(1,151)
TRY	60,804,000	BBP	05/08/24	USD	1,800,000	(493)
TRY	6,413,030	GSBU	05/10/24	USD	186,098	3,274
TRY	7,453,556	GSBU	05/13/24	USD	215,508	3,857
TRY	21,633,197	GSBU	05/13/24	USD	625,490	11,194

BHFTI-285

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	27,711,483	GSBU	05/14/24	USD	800,984	$13,684
TRY	706,034	GSBU	05/15/24	USD	20,357	376
TRY	40,089,487	BBP	05/16/24	USD	1,181,187	(5,237)
TRY	40,530,959	JPMC	05/16/24	USD	1,187,616	1,284
TRY	41,035,552	BBP	05/17/24	USD	1,207,745	(5,374)
TRY	29,097,910	JPMC	05/20/24	USD	851,962	(2,191)
TRY	25,845,864	BBP	05/23/24	USD	751,104	1,207
TRY	18,504,447	JPMC	05/28/24	USD	535,043	636
TRY	23,498,045	JPMC	05/31/24	USD	675,960	2,055
TRY	59,762,049	BBP	06/20/24	USD	1,652,392	33,409
TRY	57,769,080	GSBU	06/25/24	USD	1,623,548	(3,107)
TRY	39,976,817	GSBU	09/09/24	USD	1,000,521	25,667
TRY	3,760,932	JPMC	03/12/25	USD	77,617	2,793
TRY	4,256,778	DBAG	03/13/25	USD	89,439	1,492
TWD	708,103	BNP	06/20/24	USD	23,024	(697)
TWD	18,802,932	BNP	06/20/24	USD	607,271	(14,415)
TWD	75,191,411	JPMC	06/20/24	USD	2,444,947	(74,166)

Contracts to Deliver
AUD	14,607,000	BNP	04/02/24	USD	9,642,385	123,732
AUD	31,990,000	CBNA	04/02/24	USD	20,790,864	(55,421)
AUD	7,696,169	UBSA	04/02/24	USD	5,027,138	11,929
AUD	6,413,474	UBSA	04/02/24	USD	4,195,053	15,713
AUD	14,594,746	BBP	05/02/24	USD	9,483,286	(35,305)
BRL	50,383,899	DBAG	04/02/24	USD	10,023,056	(22,782)
BRL	38,702,277	DBAG	04/02/24	USD	7,762,968	46,280
BRL	2,034,562	DBAG	04/02/24	USD	408,358	2,695
BRL	91,110,605	JPMC	04/02/24	USD	18,235,980	69,811
BRL	20,900,000	GSBU	07/02/24	USD	4,219,580	88,369
BRL	9,200,000	JPMC	07/02/24	USD	1,851,926	33,403
CAD	7,353,201	JPMC	04/02/24	USD	5,449,597	20,999
CAD	7,345,926	JPMC	05/02/24	USD	5,409,152	(16,449)
DKK	7,976,658	JPMC	04/02/24	USD	1,162,191	8,469
DKK	7,960,105	BNP	05/02/24	USD	1,157,665	4,668
EUR	136,860,724	DBAG	04/02/24	USD	148,755,974	1,103,795
EUR	136,860,724	DBAG	05/02/24	USD	148,398,630	574,917
GBP	103,521,000	BNP	04/02/24	USD	131,410,738	751,731
GBP	1,329,000	BNP	04/02/24	USD	1,707,036	29,639
GBP	245,000	BNP	04/02/24	USD	309,302	75
GBP	1,981,000	BBP	04/02/24	USD	2,537,988	37,670
GBP	861,000	CBNA	04/02/24	USD	1,085,491	(1,220)
GBP	226,000	CBNA	04/02/24	USD	289,944	4,698
GBP	1,303,000	JPMC	04/02/24	USD	1,667,391	22,809
GBP	3,275,000	UBSA	04/02/24	USD	4,179,421	45,880
GBP	111,679,000	BNP	05/02/24	USD	141,390,899	412,929
JPY	718,391,490	JPMC	04/02/24	USD	4,789,522	43,905
JPY	713,078,678	JPMC	05/02/24	USD	4,735,294	3,166
KRW	162,523,935	JPMC	06/20/24	USD	124,325	3,085
MXN	13,407,000	GSBU	04/19/24	USD	799,324	(5,013)
MXN	309,705,732	CBNA	05/14/24	USD	18,231,712	(275,461)
MXN	100,368,000	CBNA	06/20/24	USD	5,940,280	(22,575)
MXN	38,623,000	CBNA	06/20/24	USD	2,299,200	4,611
NZD	3,663,000	BNP	04/02/24	USD	2,228,536	40,077
NZD	3,663,000	GSBU	05/02/24	USD	2,197,748	9,204
PEN	8,585,794	CBNA	06/20/24	USD	2,306,521	1,708
SGD	19,990,065	BBP	04/19/24	USD	14,960,283	143,891

BHFTI-286

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TWD	14,819,783	BNP	05/20/24	USD	479,775	$14,114
TWD	70,067,092	BNP	06/20/24	USD	2,262,221	53,009
TWD	9,905,865	BNP	06/20/24	USD	321,713	9,382
TWD	279,363,090	BBP	06/20/24	USD	9,003,000	194,697
TWD	302,809,448	CBNA	06/20/24	USD	9,868,000	320,434
ZAR	590,332	BBP	04/19/24	USD	31,176	47
ZAR	381,840,221	UBSA	04/19/24	USD	20,390,912	255,836

Net Unrealized Appreciation						$3,013,358

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/19/24	460	CAD	55,356,400	$219,832
U.S. Treasury Note 10 Year Futures	06/18/24	1,046	USD	115,893,531	206,070
U.S. Treasury Note 2 Year Futures	06/28/24	207	USD	42,328,266	(16,643)
U.S. Treasury Note 5 Year Futures	06/28/24	1,784	USD	190,915,875	176,177
U.S. Treasury Ultra Long Bond Futures	06/18/24	109	USD	14,061,000	141,188

Futures Contracts—Short
Euro-Bund Futures	06/06/24	(159)	EUR	(21,207,420)	(333,750)
Japanese Government 10 Year Bond Futures	06/13/24	(85)	JPY	(12,381,950,000)	(20,693)
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	(1,588)	USD	(181,999,688)	(1,596,802)
United Kingdom Long Gilt Bond Futures	06/26/24	(193)	GBP	(19,288,420)	(69,308)

Net Unrealized Depreciation					$(1,293,929)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	USD	1.200	GSBU	09/26/24	10,100,000	GBP	10,100,000	$333,204	$56,664	$(276,540)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 1 Yr. IRS	5.050%	BNP	12M SOFR	Receive	05/28/24	49,800,000	USD	49,800,000	$57,270	$21,459	$(35,811)
Put - OTC - 1 Yr. IRS	4.975%	GSBU	12M SOFR	Receive	05/29/24	49,800,000	USD	49,800,000	54,780	33,635	(21,145)
Put - OTC - 10 Yr. IRS	4.500%	DBAG	12M SOFR	Receive	02/13/25	36,100,000	USD	36,100,000	543,551	356,525	(187,026)
Put - OTC - 30 Yr. IRS	3.920%	GSBU	12M SOFR	Receive	02/27/25	6,400,000	USD	6,400,000	279,680	207,503	(72,177)

Totals									$935,281	$619,122	$(316,159)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	USD	1.100	GSBU	09/26/24	(20,200,000)	GBP	(20,200,000)	$(207,041)	$(8,668)	$198,373

BHFTI-287

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Receive	04/02/24	(34,500,000)	USD	(34,500,000)	$(270,609)	$(279)	$270,330
Call - OTC - 10 Yr. IRS	3.500%	GSBU	12M SOFR	Receive	04/08/24	(3,300,000)	USD	(3,300,000)	(12,375)	(183)	12,192
Call - OTC - 10 Yr. IRS	3.680%	GSBU	12M SOFR	Receive	04/15/24	(3,200,000)	USD	(3,200,000)	(10,896)	(5,993)	4,903
Call - OTC - 10 Yr. IRS	3.685%	GSBU	12M SOFR	Receive	04/18/24	(3,200,000)	USD	(3,200,000)	(12,640)	(7,662)	4,978
Call - OTC - 10 Yr. IRS	3.678%	MSCS	12M SOFR	Receive	04/25/24	(3,300,000)	USD	(3,300,000)	(9,446)	(10,440)	(994)
Call - OTC - 10 Yr. IRS	3.750%	GSBU	12M SOFR	Receive	04/18/24	(3,300,000)	USD	(3,300,000)	(11,509)	(13,150)	(1,641)
Call - OTC - 2 Yr. IRS	3.195%	GSBU	12M SOFR	Receive	05/29/24	(24,900,000)	USD	(24,900,000)	(54,780)	(1,724)	53,056
Call - OTC - 2 Yr. IRS	3.350%	BNP	12M SOFR	Receive	05/28/24	(24,900,000)	USD	(24,900,000)	(57,270)	(2,640)	54,630
Call - OTC - 5 Yr. IRS	3.750%	MSCS	12M SOFR	Receive	04/02/24	(6,900,000)	USD	(6,900,000)	(16,439)	(296)	16,143
Call - OTC - 10 Yr. IRS	2.480%	JPMC	6M EURIBOR	Receive	04/25/24	(2,200,000)	EUR	(2,200,000)	(6,240)	(7,270)	(1,030)
Call - OTC - 10 Yr. IRS	2.560%	CBNA	6M EURIBOR	Receive	04/18/24	(2,100,000)	EUR	(2,100,000)	(6,243)	(10,698)	(4,455)
Call - OTC - 5 Yr. IRS	2.500%	CBNA	6M EURIBOR	Receive	04/08/24	(3,700,000)	EUR	(3,700,000)	(6,805)	(945)	5,860
Call - OTC - 5 Yr. IRS	2.480%	CBNA	6M EURIBOR	Receive	04/29/24	(3,600,000)	EUR	(3,600,000)	(5,263)	(4,850)	413
Call - OTC - 5 Yr. IRS	2.560%	JPMC	6M EURIBOR	Receive	04/22/24	(5,300,000)	EUR	(5,300,000)	(8,128)	(9,675)	(1,547)
Put - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Pay	04/02/24	(34,500,000)	USD	(34,500,000)	(270,609)	(775,191)	(504,582)
Put - OTC - 10 Yr. IRS	4.150%	GSBU	12M SOFR	Pay	04/18/24	(3,300,000)	USD	(3,300,000)	(11,509)	(1,639)	9,870
Put - OTC - 10 Yr. IRS	4.080%	GSBU	12M SOFR	Pay	04/15/24	(3,200,000)	USD	(3,200,000)	(10,896)	(2,317)	8,579
Put - OTC - 10 Yr. IRS	4.085%	GSBU	12M SOFR	Pay	04/18/24	(3,200,000)	USD	(3,200,000)	(12,640)	(2,874)	9,766
Put - OTC - 10 Yr. IRS	4.078%	MSCS	12M SOFR	Pay	04/25/24	(3,300,000)	USD	(3,300,000)	(9,446)	(4,923)	4,523
Put - OTC - 10 Yr. IRS	3.900%	GSBU	12M SOFR	Pay	04/08/24	(3,300,000)	USD	(3,300,000)	(12,375)	(8,098)	4,277
Put - OTC - 5 Yr. IRS	4.250%	MSCS	12M SOFR	Pay	04/02/24	(6,900,000)	USD	(6,900,000)	(16,439)	(85)	16,354
Put - OTC - 5 Yr. IRS	4.244%	GSBU	12M SOFR	Pay	02/27/25	(24,300,000)	USD	(24,300,000)	(279,450)	(208,593)	70,857
Put - OTC - 10 Yr. IRS	2.850%	CBNA	6M EURIBOR	Pay	04/18/24	(2,100,000)	EUR	(2,100,000)	(6,243)	(800)	5,443
Put - OTC - 10 Yr. IRS	2.770%	JPMC	6M EURIBOR	Pay	04/25/24	(2,200,000)	EUR	(2,200,000)	(6,241)	(3,222)	3,019
Put - OTC - 5 Yr. IRS	2.850%	CBNA	6M EURIBOR	Pay	04/08/24	(3,700,000)	EUR	(3,700,000)	(6,804)	(591)	6,213
Put - OTC - 5 Yr. IRS	2.860%	JPMC	6M EURIBOR	Pay	04/22/24	(5,300,000)	EUR	(5,300,000)	(8,128)	(3,067)	5,061
Put - OTC - 5 Yr. IRS	2.780%	CBNA	6M EURIBOR	Pay	04/29/24	(3,600,000)	EUR	(3,600,000)	(5,263)	(5,488)	(225)

Totals									$(1,144,686)	$(1,092,693)	$51,993

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CDOR	Annually	3.500%	Annually	12/18/25	CAD	48,500,000	$(152,860)	$(35,364)	$(117,496)
Pay	6M CDOR	Semi-Annually	4.000%	Semi-Annually	06/21/25	CAD	152,400,000	(700,508)	(1,173,968)	473,460
Pay	6M CDOR	Semi-Annually	4.750%	Semi-Annually	07/14/25	CAD	58,100,000	137,513	—	137,513
Pay	6M CDOR	Semi-Annually	4.820%	Semi-Annually	07/13/25	CAD	23,300,000	70,109	—	70,109
Pay	12M SOFR	Annually	1.783%	Annually	04/22/27	USD	22,900,000	(1,606,238)	—	(1,606,238)
Pay	12M SOFR	Annually	2.150%	Annually	06/15/27	USD	50,200,000	(3,091,647)	—	(3,091,647)
Pay	12M SOFR	Annually	3.050%	Annually	09/08/29	USD	7,300,000	(324,028)	—	(324,028)
Pay	12M SOFR	Annually	3.650%	Annually	11/22/24	USD	15,600,000	(161,215)	—	(161,215)
Pay	3M NZDBB	Quarterly	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	(538,134)	(384,011)	(154,123)
Pay	3M NZDBB	Quarterly	4.000%	Semi-Annually	06/14/24	NZD	112,100,000	(239,299)	(49,994)	(189,305)
Pay	3M NZDBB	Quarterly	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	(8,856)	1,452	(10,308)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	22,600,000	350,961	(263,295)	614,256
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	03/20/34	AUD	11,800,000	179,075	(323,028)	502,103
Pay	6M EURIBOR	Semi-Annually	0.550%	Annually	08/10/24	EUR	5,000,000	(67,664)	—	(67,664)
Pay	6M EURIBOR	Semi-Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(1,875,255)	—	(1,875,255)
Pay	6M EURIBOR	Semi-Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(1,414,926)	—	(1,414,926)
Pay	6M EURIBOR	Semi-Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(550,924)	(273,568)	(277,356)
Pay	6M EURIBOR	Semi-Annually	1.580%	Annually	05/24/24	EUR	265,900,000	(1,132,031)	(39,048)	(1,092,983)
Pay	6M EURIBOR	Semi-Annually	2.547%	Annually	03/09/33	EUR	7,100,000	(19,462)	—	(19,462)

BHFTI-288

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M EURIBOR	Semi-Annually	2.750%	Annually	09/18/34	EUR	36,700,000	$825,792	$599,332	$226,460
Pay	6M TONA	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	8,640,000,000	(322,901)	1,495,492	(1,818,393)
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	8,332,587	7,215,657	1,116,930
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	20,611,948	11,244,653	9,367,295
Receive	12M SOFR	Annually	3.500%	Annually	12/18/25	USD	35,800,000	260,083	25,906	234,177
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	63,100,000	1,050,684	1,785,888	(735,204)
Receive	12M SOFR	Annually	3.585%	Annually	10/31/30	USD	58,300,000	1,071,886	—	1,071,886
Receive	12M SOFR	Annually	3.594%	Annually	01/09/34	USD	3,300,000	66,991	—	66,991
Receive	12M SOFR	Annually	3.648%	Annually	01/08/34	USD	3,300,000	52,767	—	52,767
Receive	12M SOFR	Annually	3.655%	Annually	05/31/28	USD	78,900,000	1,238,596	—	1,238,596
Receive	12M SOFR	Annually	3.667%	Annually	05/31/28	USD	23,000,000	350,950	—	350,950
Receive	12M SOFR	Annually	3.670%	Annually	01/08/34	USD	3,500,000	49,611	—	49,611
Receive	12M SOFR	Annually	3.684%	Annually	01/03/34	USD	1,600,000	20,868	—	20,868
Receive	12M SOFR	Annually	3.717%	Annually	08/15/33	USD	22,500,000	225,815	—	225,815
Receive	12M SOFR	Annually	3.722%	Annually	10/31/30	USD	3,200,000	33,698	—	33,698
Receive	12M SOFR	Annually	3.727%	Annually	10/31/30	USD	7,300,000	74,800	—	74,800
Receive	12M SOFR	Annually	3.732%	Annually	10/31/30	USD	5,400,000	53,804	—	53,804
Receive	12M SOFR	Annually	3.739%	Annually	10/31/30	USD	8,000,000	76,314	—	76,314
Receive	12M SOFR	Annually	3.743%	Annually	08/15/33	USD	1,500,000	11,996	—	11,996
Receive	12M SOFR	Annually	3.745%	Annually	08/15/33	USD	13,200,000	103,546	—	103,546
Receive	12M SOFR	Annually	3.750%	Annually	06/21/25	USD	90,500,000	1,276,150	1,046,204	229,946
Receive	12M SOFR	Annually	3.750%	Annually	06/20/29	USD	8,700,000	58,377	(73,294)	131,671
Receive	12M SOFR	Annually	3.753%	Annually	08/15/33	USD	11,300,000	81,688	—	81,688
Receive	12M SOFR	Annually	3.754%	Annually	08/15/33	USD	10,400,000	74,184	—	74,184
Receive	12M SOFR	Annually	3.763%	Annually	08/15/33	USD	13,400,000	86,281	—	86,281
Receive	12M SOFR	Annually	3.807%	Annually	05/31/28	USD	20,700,000	205,243	—	205,243
Receive	12M SOFR	Annually	3.854%	Annually	12/29/33	USD	3,300,000	(2,092)	—	(2,092)
Receive	12M SOFR	Annually	3.950%	Annually	12/19/33	USD	3,500,000	(29,079)	—	(29,079)
Receive	12M SOFR	Annually	4.250%	Annually	11/22/33	USD	3,300,000	(105,921)	—	(105,921)
Receive	12M SOFR	Annually	4.600%	Annually	07/17/25	USD	25,500,000	97,920	(2,169)	100,089
Receive	12M SOFR	Annually	5.150%	Annually	09/13/24	USD	1,000,000	1,194	586	608
Receive	12M SOFR	Annually	5.388%	Annually	10/18/24	USD	69,500,000	(12,795)	—	(12,795)
Receive	6M CDOR	Semi-Annually	3.500%	Semi-Annually	06/01/32	CAD	46,250,000	(68,353)	(359,919)	291,566
Receive	6M CDOR	Semi-Annually	3.750%	Semi-Annually	12/20/33	CAD	10,900,000	(177,082)	(39,921)	(137,161)
Receive	6M EURIBOR	Annually	2.500%	Annually	09/18/54	EUR	36,500,000	(1,853,374)	(1,723,587)	(129,787)
Receive	6M EURIBOR	Annually	2.650%	Annually	01/08/34	EUR	3,200,000	(20,930)	—	(20,930)
Receive	6M EURIBOR	Annually	2.670%	Annually	04/03/34	EUR	1,500,000	(12,994)	—	(12,994)
Receive	6M TONA	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	284,226	(581,135)	865,361
Receive	6M TONA	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	176,362	(388,175)	564,537
Receive	12M TONA	Annually	0.500%	Annually	03/15/42	JPY	3,296,900,000	2,638,727	820,813	1,817,914
Receive	12M TONA	Annually	0.662%	Annually	04/19/42	JPY	285,000,000	179,893	—	179,893
Receive	12M TONA	Annually	0.800%	Annually	06/15/52	JPY	5,040,000,000	5,152,916	33,785	5,119,131

Totals								$31,074,987	$18,559,292	$12,515,695

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	1.348%	USD	3,977,000	$(239,332)	$(6,762)	$(232,570)
CDX.NA.HY.36.V1	(5.000%)	Quarterly	06/20/26	1.652%	USD	7,566,000	(527,267)	(85,555)	(441,712)

Totals							$(766,599)	$(92,317)	$(674,282)

BHFTI-289

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.375%, due 01/15/26	5.000%	Quarterly	12/20/28	1.130%	USD	3,800,000	$610,139	$429,162	$180,977
AT&T, Inc. 3.800%, due 02/15/27	1.000%	Quarterly	06/20/28	0.601%	USD	21,100,000	322,345	(104,224)	426,569
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/27	0.836%	USD	3,400,000	18,850	(107,429)	126,279
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	06/20/29	1.075%	USD	5,900,000	(20,006)	33,646	(53,652)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	0.093%	USD	2,900,000	6,058	2,543	3,515
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.164%	USD	4,700,000	83,730	21,872	61,858
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.195%	USD	500,000	10,386	3,012	7,374
Rolls Royce PLC 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	0.179%	EUR	6,200,000	12,695	(57,118)	69,813
Rolls Royce PLC 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	0.198%	EUR	5,000,000	31,498	(102,363)	133,861
T-Mobile USA, Inc. 4.750%, due 02/01/28	5.000%	Quarterly	06/20/28	0.434%	USD	7,000,000	1,230,495	1,018,664	211,831
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/24	0.270%	USD	5,700,000	30,062	11,175	18,887
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/27	0.494%	USD	500,000	8,658	(6,414)	15,072
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	06/20/28	0.529%	USD	4,900,000	88,582	3,185	85,397
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/28	0.575%	USD	1,200,000	21,596	(2,681)	24,277

Totals							$2,455,088	$1,143,030	$1,312,058

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2024(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banco do Brasil SA 4.625%, due 01/15/25	1.000%	Quarterly	12/20/24	JPMC	0.835%	USD	4,000,000	$4,763	$(35,448)	$40,211
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	0.871%	USD	2,400,000	7,946	(61,672)	69,618
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	0.871%	USD	1,700,000	5,628	(46,511)	52,139
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	0.871%	USD	3,200,000	10,595	(45,178)	55,773
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	1.005%	USD	2,400,000	(366)	(70,683)	70,317
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	1.005%	USD	400,000	(61)	(8,904)	8,843
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	1.005%	USD	3,200,000	(488)	(72,736)	72,248
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	1.005%	USD	1,300,000	(198)	(30,896)	30,698
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	BNP	1.200%	USD	500,000	(3,404)	(31,867)	28,463
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	GSI	1.200%	USD	1,400,000	(9,530)	(89,207)	79,677
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	0.518%	USD	14,280,000	15,836	(24,922)	40,758
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	1.605%	USD	3,100,000	(47,490)	(82,949)	35,459
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	1.605%	USD	36,100,000	(553,033)	(952,728)	399,695

Totals								$(569,802)	$(1,553,701)	$983,899

BHFTI-290

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Receive	12M FEDL	Monthly	06/28/24	JPMC	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD 130,704,000	$—	$—	$—

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas SA
(CBNA)—	Citibank NA
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank NA
(MSCS)—	Morgan Stanley Capital Services LLC
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BBSW)—	Australian Bank Bill Swap Rate
(CDOR)—	Canadian Dollar Overnight Repo Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(ECOFC)—	Enterprise 11th District COFI Replacement Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDL)—	Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SOFR90A)—	Secured Overnight Financing Rate 90-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-291

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,789,670,835	$—	$2,789,670,835
Corporate Bonds & Notes
Aerospace/Defense	—	18,710,042	—	18,710,042
Agriculture	—	29,769,730	—	29,769,730
Airlines	—	18,156,801	—	18,156,801
Apparel	—	2,490,823	—	2,490,823
Auto Manufacturers	—	139,135,016	—	139,135,016
Banks	—	529,859,925	—	529,859,925
Beverages	—	2,464,307	—	2,464,307
Biotechnology	—	2,823,719	—	2,823,719
Building Materials	—	5,033,187	—	5,033,187
Chemicals	—	5,815,217	—	5,815,217
Diversified Financial Services	—	117,609,228	1,795,448	119,404,676
Electric	—	157,963,274	—	157,963,274
Electronics	—	10,004,859	—	10,004,859
Environmental Control	—	3,805,934	—	3,805,934
Gas	—	18,194,538	—	18,194,538
Healthcare-Services	—	25,963,759	—	25,963,759
Insurance	—	43,835,720	—	43,835,720
Internet	—	2,234,897	—	2,234,897
Lodging	—	7,504,247	—	7,504,247
Media	—	12,473,498	—	12,473,498
Oil & Gas	—	6,982,656	—	6,982,656
Packaging & Containers	—	14,516,037	—	14,516,037
Pharmaceuticals	—	32,508,898	—	32,508,898
Pipelines	—	41,570,006	—	41,570,006
Real Estate	—	6,720,972	—	6,720,972
Real Estate Investment Trusts	—	163,696,000	—	163,696,000
Retail	—	4,110,973	—	4,110,973
Savings & Loans	—	7,694,416	—	7,694,416
Semiconductors	—	25,579,963	—	25,579,963
Shipbuilding	—	12,049,042	—	12,049,042
Software	—	25,032,166	—	25,032,166
Telecommunications	—	8,582,891	—	8,582,891
Total Corporate Bonds & Notes	—	1,502,892,741	1,795,448	1,504,688,189
Total Asset-Backed Securities*	—	595,326,281	—	595,326,281
Total Mortgage-Backed Securities*	—	571,218,096	—	571,218,096
Total Foreign Government*	—	180,737,365	—	180,737,365
Total Municipals*	—	37,605,084	—	37,605,084

BHFTI-292

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Airlines	$—	$—	$5,820,303	$5,820,303
Software	—	3,105,168	—	3,105,168
Total Floating Rate Loans	—	3,105,168	5,820,303	8,925,471
Total Short-Term Investments*	—	54,431,275	—	54,431,275
Purchased Options
Foreign Currency Options at Value	—	56,664	—	56,664
Interest Rate Swaptions at Value	—	619,122	—	619,122
Total Purchased Options	$—	$675,786	$—	$675,786
Total Investments	$—	$5,735,662,631	$7,615,751	$5,743,278,382

Total Reverse Repurchase Agreements (Liability)	$—	$(43,059,277)	$—	$(43,059,277)
TBA Forward Sales Commitments	$—	$(15,290,944)	$—	$(15,290,944)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,778,227	$—	$4,778,227
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,764,869)	—	(1,764,869)
Total Forward Contracts	$—	$3,013,358	$—	$3,013,358
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$743,267	$—	$—	$743,267
Futures Contracts (Unrealized Depreciation)	(2,037,196)	—	—	(2,037,196)
Total Futures Contracts	$(1,293,929)	$—	$—	$(1,293,929)
Written Options
Foreign Currency Options at Value	$—	$(8,668)	$—	$(8,668)
Interest Rate Swaptions at Value	—	(1,092,693)	—	(1,092,693)
Total Written Options	$—	$(1,101,361)	$—	$(1,101,361)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$27,287,767	$—	$27,287,767
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(14,134,296)	—	(14,134,296)
Total Centrally Cleared Swap Contracts	$—	$13,153,471	$—	$13,153,471
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$44,768	$—	$44,768
OTC Swap Contracts at Value (Liabilities)	—	(614,570)	—	(614,570)
Total OTC Swap Contracts	$—	$(569,802)	$—	$(569,802)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-293

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—49.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Airbus SE	1,594	$294,023
BAE Systems PLC	11,524	196,288
General Dynamics Corp.	975	275,428
HEICO Corp. (a)	1,484	283,444
Howmet Aerospace, Inc.	22,017	1,506,623
Huntington Ingalls Industries, Inc.	710	206,944
Kongsberg Gruppen ASA	2,626	181,611
Rolls-Royce Holdings PLC (b)	25,145	135,225
RTX Corp.	3,660	356,960
Safran SA	1,381	312,714
TransDigm Group, Inc.	474	583,778

		4,333,038

Air Freight & Logistics—0.1%
DSV AS	1,188	193,032
FedEx Corp.	723	209,482
InPost SA (b)	7,874	121,353
United Parcel Service, Inc. - Class B	2,444	363,252

		887,119

Automobile Components—0.2%
Aisin Corp. (a)	3,600	146,893
Aptiv PLC (b)	1,327	105,696
Autoliv, Inc.	2,226	268,077
Bridgestone Corp.	4,800	212,929
Gentex Corp. (a)	13,603	491,340
JTEKT Corp.	13,700	129,336
Niterra Co. Ltd.	4,900	162,583
Sumitomo Electric Industries Ltd.	16,900	261,705

		1,778,559

Automobiles—0.8%
Ferrari NV	1,343	585,354
Ford Motor Co. (a)	11,476	152,401
General Motors Co.	4,985	226,070
Honda Motor Co. Ltd.	47,800	591,187
Isuzu Motors Ltd.	12,500	168,897
Li Auto, Inc. - Class A (b)	5,800	88,924
Mazda Motor Corp. (a)	13,400	156,714
Mercedes-Benz Group AG	2,808	223,666
Rivian Automotive, Inc. - Class A (a) (b)	2,297	25,152
Stellantis NV (Milan-Traded Shares)	8,715	247,700
Suzuki Motor Corp.	9,600	109,510
Tesla, Inc. (b)	21,841	3,839,429
Toyota Motor Corp.	60,100	1,510,681
Yamaha Motor Co. Ltd.	11,100	102,231

		8,027,916

Banks—2.6%
AIB Group PLC	29,056	147,367
ANZ Group Holdings Ltd.	12,244	234,593
Banco Bilbao Vizcaya Argentaria SA	47,951	571,242
Banco Santander SA	57,718	282,023
Bank Negara Indonesia Persero Tbk. PT	718,400	267,639
Bank of America Corp.	56,741	2,151,619

Banks—(Continued)
Bank of Montreal	4,325	422,267
Bank of Nova Scotia (a)	3,822	197,710
Bank OZK	2,584	117,469
Barclays PLC	60,497	140,580
BNP Paribas SA	9,870	702,430
CaixaBank SA	40,257	195,162
Citigroup, Inc.	12,288	777,093
Commonwealth Bank of Australia	4,095	322,001
Danske Bank AS	7,031	210,711
DBS Group Holdings Ltd.	31,200	834,512
Erste Group Bank AG	3,446	153,447
First Horizon Corp.	8,230	126,742
HSBC Holdings PLC	100,235	783,607
Huntington Bancshares, Inc.	13,401	186,944
ING Groep NV - Series N	16,437	270,703
Intesa Sanpaolo SpA	73,817	267,821
JPMorgan Chase & Co.	39,965	8,004,990
KBC Group NV	2,702	203,018
Lloyds Banking Group PLC	213,076	139,479
M&T Bank Corp.	1,365	198,526
Mediobanca Banca di Credito Finanziario SpA	9,749	145,250
Mitsubishi UFJ Financial Group, Inc.	28,000	284,823
Mizuho Financial Group, Inc.	40,090	793,225
National Australia Bank Ltd.	11,915	268,989
Nordea Bank Abp	13,517	150,557
Oversea-Chinese Banking Corp. Ltd.	39,000	390,142
PNC Financial Services Group, Inc.	3,092	499,667
Popular, Inc.	1,323	116,543
Regions Financial Corp.	9,887	208,022
Royal Bank of Canada (a)	7,860	792,760
Skandinaviska Enskilda Banken AB - Class A	14,468	195,687
Societe Generale SA	7,056	189,838
Standard Chartered PLC	12,343	104,599
Sumitomo Mitsui Financial Group, Inc.	14,200	830,138
Toronto-Dominion Bank	15,354	926,647
Truist Financial Corp.	13,242	516,173
U.S. Bancorp	18,229	814,836
UniCredit SpA	20,496	777,793
United Overseas Bank Ltd.	16,800	365,130
Wells Fargo & Co. (a)	28,890	1,674,464
Westpac Banking Corp.	11,792	200,841

		28,155,819

Beverages—1.0%
Anheuser-Busch InBev SA	3,972	241,611
Arca Continental SAB de CV	17,300	189,104
Celsius Holdings, Inc. (a) (b)	4,802	398,182
Coca-Cola Co.	64,955	3,973,947
Diageo PLC	7,905	291,937
Fomento Economico Mexicano SAB de CV (ADR)	2,038	265,490
Kirin Holdings Co. Ltd.	38,100	529,396
Monster Beverage Corp. (b)	22,622	1,341,032
Nongfu Spring Co. Ltd. - Class H	64,800	350,104
PepsiCo, Inc.	18,324	3,206,883
Pernod Ricard SA	958	154,898

		10,942,584

BHFTI-294

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—0.7%
AbbVie, Inc.	13,460	$2,451,066
Alnylam Pharmaceuticals, Inc. (b)	309	46,180
Amgen, Inc.	4,630	1,316,402
Argenx SE (b)	181	71,442
Biogen, Inc. (b)	402	86,683
CSL Ltd.	1,378	258,999
Exact Sciences Corp. (a) (b)	842	58,149
Gilead Sciences, Inc.	9,068	664,231
Incyte Corp. (b)	1,096	62,439
Moderna, Inc. (b)	893	95,158
Neurocrine Biosciences, Inc. (b)	1,931	266,324
Regeneron Pharmaceuticals, Inc. (b)	921	886,453
United Therapeutics Corp. (b)	2,292	526,518
Vertex Pharmaceuticals, Inc. (b)	2,936	1,227,277

		8,017,321

Broadline Retail—1.8%
Alibaba Group Holding Ltd.	27,400	247,280
Amazon.com, Inc. (b)	89,204	16,090,617
Dollarama, Inc.	9,252	704,820
eBay, Inc. (a)	15,995	844,216
Etsy, Inc. (a) (b)	647	44,462
JD.com, Inc. - Class A	8,650	117,677
MercadoLibre, Inc. (b)	537	811,923
PDD Holdings, Inc. (ADR) (b)	1,529	177,746
Prosus NV	4,765	149,317
Wesfarmers Ltd.	5,477	244,346

		19,432,404

Building Products—0.6%
A.O. Smith Corp.	6,302	563,777
AGC, Inc.	2,500	90,653
Allegion PLC (a)	2,211	297,844
Armstrong World Industries, Inc.	2,054	255,148
Assa Abloy AB - Class B	19,872	570,024
Builders FirstSource, Inc. (b)	981	204,587
Carlisle Cos., Inc.	857	335,815
Cie de Saint-Gobain SA	8,620	668,445
Daikin Industries Ltd.	1,200	164,148
Lennox International, Inc.	656	320,627
Masco Corp.	4,127	325,538
Owens Corning	3,948	658,526
Sanwa Holdings Corp.	23,000	401,532
Trane Technologies PLC	6,429	1,929,986

		6,786,650

Capital Markets—1.3%
Ameriprise Financial, Inc.	1,143	501,137
Azimut Holding SpA	4,750	129,036
Bank of New York Mellon Corp.	17,496	1,008,119
BlackRock, Inc.	1,827	1,523,170
Blackstone, Inc.	1,640	215,447
Brookfield Asset Management Ltd. - Class A (a)	2,460	103,336
Brookfield Corp. (a)	5,108	213,740
Charles Schwab Corp.	22,180	1,604,501

Capital Markets—(Continued)
CME Group, Inc.	835	179,767
Coinbase Global, Inc. - Class A (a) (b)	556	147,407
Deutsche Bank AG	8,595	135,192
Deutsche Boerse AG	1,375	281,339
Evercore, Inc. - Class A	1,282	246,900
FactSet Research Systems, Inc.	636	288,992
Goldman Sachs Group, Inc.	971	405,577
Hong Kong Exchanges & Clearing Ltd.	3,600	104,999
Intercontinental Exchange, Inc.	1,646	226,210
Japan Exchange Group, Inc.	7,000	189,575
London Stock Exchange Group PLC	1,063	127,325
Macquarie Group Ltd.	2,011	261,734
Moody’s Corp.	3,124	1,227,826
Morgan Stanley	19,055	1,794,219
MSCI, Inc.	2,378	1,332,750
Nomura Holdings, Inc.	24,400	156,098
S&P Global, Inc.	2,139	910,037
State Street Corp.	1,389	107,397
Swissquote Group Holding SA	338	94,888
UBS Group AG	29,547	908,092

		14,424,810

Chemicals—0.9%
Air Liquide SA	4,463	930,094
Air Products & Chemicals, Inc.	2,521	610,763
Albemarle Corp. (a)	429	56,516
Arkema SA	1,084	114,025
BASF SE	2,887	164,864
Corteva, Inc.	9,522	549,134
Dow, Inc.	2,771	160,524
DuPont de Nemours, Inc. (a)	2,219	170,131
Ecolab, Inc.	6,199	1,431,349
Givaudan SA	40	178,722
International Flavors & Fragrances, Inc. (a)	1,000	85,990
Linde PLC	3,406	1,581,474
Mitsubishi Chemical Group Corp.	21,700	132,179
Mitsubishi Gas Chemical Co., Inc.	5,400	90,653
Nitto Denko Corp.	3,200	292,435
Novonesis (Novozymes) B - B Shares	2,105	123,544
PPG Industries, Inc.	289	41,876
RPM International, Inc. (a)	1,652	196,505
Sherwin-Williams Co.	5,452	1,893,643
Shin-Etsu Chemical Co. Ltd.	16,700	732,728
Sika AG	692	206,047
Tosoh Corp.	6,200	84,188

		9,827,384

Commercial Services & Supplies—0.4%
Cintas Corp.	2,171	1,491,542
Copart, Inc. (b)	10,547	610,882
Republic Services, Inc.	1,382	264,570
Rollins, Inc.	11,565	535,113
Veralto Corp.	1,424	126,252
Waste Management, Inc.	4,947	1,054,453

		4,082,812

BHFTI-295

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—0.5%
Accton Technology Corp.	12,000	$171,952
Arista Networks, Inc. (b)	9,173	2,659,987
Cisco Systems, Inc.	22,404	1,118,184
Motorola Solutions, Inc.	2,731	969,450
Nokia Oyj	23,648	83,670
Telefonaktiebolaget LM Ericsson - B Shares (a)	12,939	71,221

		5,074,464

Construction & Engineering—0.1%
Bouygues SA	3,437	140,275
Eiffage SA	2,313	262,247
Kajima Corp.	8,600	176,355
Obayashi Corp.	13,200	156,794
Taisei Corp.	2,400	87,360
Vinci SA	4,062	520,293

		1,343,324

Construction Materials—0.0%
Heidelberg Materials AG	1,907	209,764
Holcim AG	473	43,047
James Hardie Industries PLC (b)	4,612	185,193

		438,004

Consumer Finance—0.3%
American Express Co.	9,978	2,271,891
Capital One Financial Corp. (a)	1,601	238,373
Discover Financial Services	1,249	163,731

		2,673,995

Consumer Staples Distribution & Retail—0.7%
Costco Wholesale Corp.	4,981	3,649,230
Dollar General Corp.	401	62,580
Dollar Tree, Inc. (a) (b)	1,774	236,208
Endeavour Group Ltd.	38,517	138,309
Kesko Oyj - B Shares	4,743	88,557
Koninklijke Ahold Delhaize NV	5,271	157,602
Kroger Co.	9,025	515,598
Loblaw Cos. Ltd.	1,828	202,564
Seven & i Holdings Co. Ltd.	11,700	170,302
Sysco Corp.	2,314	187,851
Target Corp.	1,147	203,260
Walgreens Boots Alliance, Inc. (a)	2,739	59,409
Walmart, Inc.	25,824	1,553,830
Woolworths Group Ltd.	6,644	143,624

		7,368,924

Containers & Packaging—0.1%
Ball Corp. (a)	6,245	420,663
Graphic Packaging Holding Co. (a)	4,960	144,733
International Paper Co.	2,737	106,798
Smurfit Kappa Group PLC	3,970	181,102
Sonoco Products Co.	1,873	108,334
Verallia SA	1,218	47,335

		1,008,965

Diversified Telecommunication Services—0.4%
AT&T, Inc.	36,866	648,842
Cellnex Telecom SA (b)	2,039	72,097
Deutsche Telekom AG	33,172	805,257
Koninklijke KPN NV	148,282	554,510
Liberty Global Ltd. - Class A (b)	5,619	95,073
Nippon Telegraph & Telephone Corp.	396,900	472,522
Singapore Telecommunications Ltd.	95,700	179,350
Spark New Zealand Ltd.	64,632	184,001
Verizon Communications, Inc.	22,799	956,646

		3,968,298

Electric Utilities—0.4%
Constellation Energy Corp.	1,068	197,420
Duke Energy Corp. (a)	3,161	305,700
Edison International	2,280	161,264
Enel SpA	73,380	484,417
Eversource Energy	2,498	149,306
Exelon Corp.	4,488	168,614
Iberdrola SA	68,505	850,545
Kansai Electric Power Co., Inc.	10,500	149,606
NextEra Energy, Inc.	20,321	1,298,715
Orsted AS (b)	948	53,375
Redeia Corp. SA	8,120	138,629
Southern Co.	3,311	237,531
Terna - Rete Elettrica Nazionale	31,486	261,113

		4,456,235

Electrical Equipment—0.7%
ABB Ltd.	20,783	964,595
AMETEK, Inc.	4,166	761,961
Atkore, Inc.	1,483	282,304
Eaton Corp. PLC	7,342	2,295,696
Emerson Electric Co.	12,605	1,429,659
Encore Wire Corp. (a)	537	141,113
Fuji Electric Co. Ltd.	2,100	140,804
Fujikura Ltd.	9,300	137,489
Hubbell, Inc.	893	370,640
Legrand SA	4,100	433,772
NEXTracker, Inc. - Class A (a) (b)	4,303	242,130
NIDEC Corp.	2,800	115,579
Schneider Electric SE	1,190	269,097
Vestas Wind Systems AS (b)	5,766	160,171

		7,745,010

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. - Class A	6,881	793,723
CDW Corp.	642	164,211
Corning, Inc. (a)	3,887	128,116
Dexerials Corp. (a)	3,100	135,274
E Ink Holdings, Inc.	17,000	120,751
Jabil, Inc.	537	71,931
Keyence Corp.	1,100	511,499
Keysight Technologies, Inc. (b)	845	132,141
Lotes Co. Ltd.	4,000	173,638
Murata Manufacturing Co. Ltd.	9,000	169,356

BHFTI-296

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Yokogawa Electric Corp.	12,600	$290,390
Zebra Technologies Corp. - Class A (a) (b)	350	105,504

		2,796,534

Energy Equipment & Services—0.1%
Schlumberger NV	11,419	625,875
Tenaris SA	3,538	69,908

		695,783

Entertainment—0.9%
Capcom Co. Ltd.	7,000	131,234
Electronic Arts, Inc.	8,827	1,171,078
Liberty Media Corp.-Liberty Formula One - Class C (b)	9,974	654,294
NetEase, Inc.	5,400	112,222
Netflix, Inc. (b)	7,831	4,756,001
Nintendo Co. Ltd.	3,200	175,145
ROBLOX Corp. - Class A (b)	1,374	52,459
Roku, Inc. (a) (b)	256	16,684
Sea Ltd. (ADR) (a) (b)	1,162	62,411
Take-Two Interactive Software, Inc. (b)	2,009	298,317
Walt Disney Co.	13,444	1,645,008
Warner Bros Discovery, Inc. (b)	9,328	81,434

		9,156,287

Financial Services—1.7%
Adyen NV (b)	134	226,985
Apollo Global Management, Inc.	1,416	159,229
Berkshire Hathaway, Inc. - Class B (b)	7,889	3,317,482
Block, Inc. (b)	6,965	589,100
Corpay, Inc. (b)	1,342	414,061
Edenred SE	7,993	426,121
Essent Group Ltd.	4,075	242,503
Fidelity National Information Services, Inc.	1,371	101,701
Fiserv, Inc. (b)	4,301	687,386
Global Payments, Inc.	979	130,853
Mastercard, Inc. - Class A	9,869	4,752,614
MGIC Investment Corp.	9,388	209,916
NMI Holdings, Inc. - Class A (b)	3,308	106,981
PayPal Holdings, Inc. (b)	8,467	567,204
Radian Group, Inc. (a)	7,200	240,984
Visa, Inc. - Class A (a)	23,384	6,526,007

		18,699,127

Food Products—0.3%
Archer-Daniels-Midland Co.	1,859	116,764
Conagra Brands, Inc.	3,190	94,551
Danone SA	2,924	188,932
General Mills, Inc.	1,577	110,343
Lamb Weston Holdings, Inc.	1,643	175,029
Mondelez International, Inc. - Class A	8,701	609,070
Nestle SA	14,775	1,568,816

		2,863,505

Gas Utilities—0.0%
Hong Kong & China Gas Co. Ltd.	90,857	68,916
Italgas SpA	15,999	93,207

		162,123

Ground Transportation—0.6%
Canadian National Railway Co.	5,941	782,323
Canadian Pacific Kansas City Ltd. (a)	5,132	452,486
Central Japan Railway Co.	7,600	188,679
CSX Corp.	12,208	452,551
Norfolk Southern Corp.	829	211,287
Odakyu Electric Railway Co. Ltd. (a)	6,300	86,796
Old Dominion Freight Line, Inc. (a)	3,008	659,684
TFI International, Inc.	637	101,578
Uber Technologies, Inc. (a) (b)	22,532	1,734,739
Union Pacific Corp.	7,993	1,965,718

		6,635,841

Health Care Equipment & Supplies—1.1%
Abbott Laboratories	13,772	1,565,326
Align Technology, Inc. (b)	277	90,834
Baxter International, Inc.	2,122	90,694
Becton Dickinson & Co.	965	238,789
Boston Scientific Corp. (b)	30,063	2,059,015
DexCom, Inc. (b)	1,315	182,391
Edwards Lifesciences Corp. (b)	6,672	637,576
EssilorLuxottica SA	1,077	244,257
GE HealthCare Technologies, Inc.	1,611	146,456
Hoya Corp.	1,100	137,700
IDEXX Laboratories, Inc. (b)	1,886	1,018,308
Intuitive Surgical, Inc. (b)	3,480	1,388,833
Koninklijke Philips NV	4,354	87,310
Medtronic PLC	16,926	1,475,101
Olympus Corp.	6,600	94,951
ResMed, Inc. (a)	585	115,848
Stryker Corp.	5,451	1,950,749
Sysmex Corp.	4,800	85,646
Zimmer Biomet Holdings, Inc.	1,031	136,071

		11,745,855

Health Care Providers & Services—0.9%
Centene Corp. (b)	1,725	135,378
Cigna Group (a)	4,270	1,550,821
CVS Health Corp.	3,011	240,157
Elevance Health, Inc.	2,148	1,113,824
HCA Healthcare, Inc.	3,887	1,296,431
Humana, Inc.	356	123,432
McKesson Corp.	962	516,450
UnitedHealth Group, Inc.	10,324	5,107,283

		10,083,776

Health Care REITs—0.0%
Ventas, Inc.	2,473	107,674
Welltower, Inc.	2,061	192,580

		300,254

BHFTI-297

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.0%
Veeva Systems, Inc. - Class A (b)	2,080	$481,915

Hotels, Restaurants & Leisure—0.9%
Airbnb, Inc. - Class A (b)	3,524	581,319
Amadeus IT Group SA	2,038	130,701
Aristocrat Leisure Ltd.	4,357	122,101
Booking Holdings, Inc. (a)	682	2,474,214
Caesars Entertainment, Inc. (b)	2,116	92,554
Chipotle Mexican Grill, Inc. (b)	411	1,194,683
Compass Group PLC	5,111	149,789
Delivery Hero SE (b)	1,182	33,811
Evolution AB	873	108,398
Flutter Entertainment PLC (b)	584	116,603
Galaxy Entertainment Group Ltd.	9,000	45,241
Hilton Worldwide Holdings, Inc.	3,538	754,691
InterContinental Hotels Group PLC	5,589	581,382
Las Vegas Sands Corp.	1,429	73,879
Marriott International, Inc. - Class A	1,051	265,178
McDonald’s Corp.	5,294	1,492,643
Meituan - Class B (b)	9,000	111,180
Oriental Land Co. Ltd.	4,300	137,740
Royal Caribbean Cruises Ltd. (a) (b)	844	117,324
Starbucks Corp.	9,143	835,579
Yum! Brands, Inc. (a)	1,250	173,313

		9,592,323

Household Durables—0.4%
DR Horton, Inc. (a)	2,706	445,272
Garmin Ltd. (a)	3,126	465,368
Lennar Corp. - Class A	2,313	397,790
NVR, Inc. (b)	199	1,611,892
PulteGroup, Inc.	2,090	252,096
Sekisui Chemical Co. Ltd.	14,100	206,182
Sekisui House Ltd.	7,500	170,596
Sony Group Corp.	3,200	274,248
Sumitomo Forestry Co. Ltd.	5,500	173,048
Toll Brothers, Inc.	952	123,160

		4,119,652

Household Products—0.8%
Church & Dwight Co., Inc. (a)	1,988	207,368
Clorox Co.	967	148,057
Colgate-Palmolive Co.	28,568	2,572,548
Essity AB - Class B	4,994	118,599
Kimberly-Clark Corp.	3,466	448,327
Procter & Gamble Co.	28,838	4,678,966
Reckitt Benckiser Group PLC	2,020	114,916

		8,288,781

Independent Power and Renewable Electricity Producers—0.0%
Drax Group PLC	16,428	104,076
RWE AG	3,295	111,824

		215,900

Industrial Conglomerates—0.4%
3M Co.	5,267	558,671
General Electric Co.	7,356	1,291,198
Hitachi Ltd.	3,400	310,555
Honeywell International, Inc.	1,598	327,989
Lifco AB - B Shares	7,364	192,040
Siemens AG	6,713	1,281,546

		3,961,999

Industrial REITs—0.1%
Nippon Prologis REIT, Inc.	84	149,691
Prologis, Inc.	7,055	918,702

		1,068,393

Insurance—1.7%
Aflac, Inc.	9,165	786,907
AIA Group Ltd.	63,800	428,161
Allianz SE	2,379	712,951
Allstate Corp.	972	168,166
American International Group, Inc.	7,537	589,167
Aon PLC - Class A	2,739	914,059
Arch Capital Group Ltd. (b)	5,423	501,302
ASR Nederland NV	4,798	234,895
Assicurazioni Generali SpA	19,621	496,829
Assurant, Inc.	1,573	296,102
Assured Guaranty Ltd.	1,603	139,862
AXA SA	16,347	613,809
Axis Capital Holdings Ltd.	1,549	100,716
Chubb Ltd.	7,611	1,972,238
Dai-ichi Life Holdings, Inc.	6,700	170,960
Everest Group Ltd. (a)	612	243,270
Fairfax Financial Holdings Ltd.	225	242,533
First American Financial Corp.	3,162	193,040
Globe Life, Inc.	1,260	146,626
Great-West Lifeco, Inc.	8,366	267,554
Hartford Financial Services Group, Inc.	5,033	518,651
Loews Corp.	3,941	308,541
Manulife Financial Corp.	33,067	825,851
Markel Group, Inc. (b)	164	249,523
Marsh & McLennan Cos., Inc.	9,048	1,863,707
MS&AD Insurance Group Holdings, Inc.	13,500	238,869
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,684	821,678
NN Group NV	6,677	308,852
Old Republic International Corp.	4,038	124,047
Primerica, Inc. (a)	1,059	267,885
Progressive Corp.	1,371	283,550
Prudential Financial, Inc.	4,298	504,585
Prudential PLC	7,976	75,026
Reinsurance Group of America, Inc.	1,368	263,860
Sun Life Financial, Inc.	6,861	374,365
T&D Holdings, Inc.	11,600	201,784
Tokio Marine Holdings, Inc.	16,200	508,822
Unum Group	4,830	259,178
Willis Towers Watson PLC	500	137,500
Zurich Insurance Group AG (a)	1,706	919,842

		18,275,263

BHFTI-298

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Interactive Media & Services—2.8%
Alphabet, Inc. - Class A (b)	71,024	$10,719,652
Alphabet, Inc. - Class C (b)	47,765	7,272,699
Auto Trader Group PLC	42,806	378,006
Match Group, Inc. (a) (b)	5,898	213,979
Meta Platforms, Inc. - Class A	22,015	10,690,044
Pinterest, Inc. - Class A (b)	1,622	56,235
Rightmove PLC	15,758	109,212
Snap, Inc. - Class A (a) (b)	3,066	35,198
Tencent Holdings Ltd.	6,300	245,856

		29,720,881

IT Services—0.6%
Accenture PLC - Class A	7,317	2,536,145
BIPROGY, Inc.	4,000	118,927
Cloudflare, Inc. - Class A (a) (b)	2,603	252,048
Cognizant Technology Solutions Corp. - Class A	1,433	105,025
Gartner, Inc. (b)	1,583	754,569
International Business Machines Corp.	1,955	373,327
MongoDB, Inc. (a) (b)	1,040	372,986
Nomura Research Institute Ltd.	5,700	160,886
Obic Co. Ltd.	1,000	150,711
Okta, Inc. (b)	627	65,597
Shopify, Inc. - Class A (b)	8,061	621,885
Snowflake, Inc. - Class A (b)	2,770	447,632
Twilio, Inc. - Class A (b)	646	39,503
VeriSign, Inc. (b)	824	156,156

		6,155,397

Leisure Products—0.0%
Shimano, Inc.	800	119,459

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	2,091	304,261
Bachem Holding AG	601	57,555
Danaher Corp.	5,899	1,473,098
Illumina, Inc. (b)	466	63,991
IQVIA Holdings, Inc. (a) (b)	534	135,043
Lonza Group AG	215	128,729
Medpace Holdings, Inc. (b)	924	373,435
Mettler-Toledo International, Inc. (b)	82	109,166
Thermo Fisher Scientific, Inc.	3,868	2,248,120
Waters Corp. (a) (b)	644	221,684
West Pharmaceutical Services, Inc.	284	112,382

		5,227,464

Machinery—1.1%
ANDRITZ AG	3,897	243,015
Atlas Copco AB - A Shares	27,897	470,771
Caterpillar, Inc.	5,561	2,037,717
Daimler Truck Holding AG	2,820	142,852
Deere & Co.	2,437	1,000,973
Ebara Corp.	1,600	143,426
FANUC Corp.	4,300	120,266
Graco, Inc.	3,328	311,035
IDEX Corp.	794	193,752

Machinery—(Continued)
Illinois Tool Works, Inc.	3,431	920,640
IMI PLC	5,472	125,243
Komatsu Ltd.	14,900	441,224
Lincoln Electric Holdings, Inc. (a)	1,080	275,875
NGK Insulators Ltd. (a)	5,500	73,846
Nordson Corp.	1,514	415,654
Otis Worldwide Corp. (a)	6,491	644,362
PACCAR, Inc.	5,314	658,351
Parker-Hannifin Corp.	2,927	1,626,797
Pentair PLC (a)	1,772	151,400
Snap-on, Inc.	2,024	599,549
Sumitomo Heavy Industries Ltd.	3,100	97,623
Techtronic Industries Co. Ltd.	9,000	122,019
Terex Corp. (a)	2,100	135,240
Volvo AB - B Shares	8,703	235,703
Yangzijiang Shipbuilding Holdings Ltd.	80,900	114,461

		11,301,794

Marine Transportation—0.0%
Mitsui OSK Lines Ltd. (a)	3,500	106,635
Nippon Yusen KK (a)	5,100	139,818

		246,453

Media—0.2%
4imprint Group PLC	1,408	112,832
Charter Communications, Inc. - Class A (a) (b)	228	66,264
Comcast Corp. - Class A	30,083	1,304,098
Liberty Broadband Corp. - Class C (b)	1,349	77,203
Trade Desk, Inc. - Class A (b)	7,874	688,345

		2,248,742

Metals & Mining—0.7%
Acerinox SA	6,277	68,842
Agnico Eagle Mines Ltd. (a)	3,700	220,626
Anglo American PLC	8,594	212,360
ATI, Inc. (a) (b)	4,938	252,677
BHP Group Ltd.	19,310	557,657
Commercial Metals Co.	440	25,859
Fortescue Ltd.	22,018	368,960
Franco-Nevada Corp.	864	102,949
Freeport-McMoRan, Inc.	26,205	1,232,159
Kobe Steel Ltd. (a)	17,200	233,158
Mitsui Mining & Smelting Co. Ltd.	3,500	107,062
Newmont Corp. (a)	4,094	146,729
Nippon Steel Corp. (a)	11,600	278,910
Nucor Corp.	3,596	711,648
Reliance, Inc.	598	199,840
Rio Tinto Ltd.	7,265	577,580
Rio Tinto PLC	16,209	1,028,552
Steel Dynamics, Inc. (a)	9,109	1,350,227
Sumitomo Metal Mining Co. Ltd.	5,200	154,227

		7,830,022

BHFTI-299

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.2%
Dominion Energy, Inc. (a)	3,270	$160,851
E.ON SE	9,345	129,891
Engie SA	23,799	399,936
National Grid PLC	36,975	497,442
Sempra	3,026	217,358
WEC Energy Group, Inc.	2,684	220,410

		1,625,888

Office REITs—0.0%
Nippon Building Fund, Inc.	48	192,150

Oil, Gas & Consumable Fuels—2.1%
Aker BP ASA	10,741	268,435
BP PLC	143,693	902,871
Canadian Natural Resources Ltd. (a)	4,860	370,738
Cenovus Energy, Inc. (a)	5,448	108,916
Chevron Corp. (a)	10,855	1,712,268
ConocoPhillips	29,251	3,723,067
Coterra Energy, Inc.	43,415	1,210,410
Enbridge, Inc.	7,083	255,962
ENEOS Holdings, Inc.	34,600	166,564
Eni SpA	40,597	643,667
EOG Resources, Inc.	6,206	793,375
Equinor ASA	17,903	480,362
Exxon Mobil Corp.	24,280	2,822,307
Galp Energia SGPS SA	9,254	153,181
Hess Corp.	1,448	221,023
Inpex Corp.	80,000	1,218,998
Japan Petroleum Exploration Co. Ltd.	2,900	131,266
Keyera Corp. (a)	6,497	167,347
Kinder Morgan, Inc.	12,825	235,210
Marathon Petroleum Corp.	1,195	240,792
Neste Oyj	1,959	53,109
Occidental Petroleum Corp. (a)	1,923	124,976
OMV AG	3,431	162,555
Phillips 66	1,435	234,393
Pioneer Natural Resources Co.	656	172,200
Repsol SA	54,026	901,731
Shell PLC	67,351	2,237,750
Suncor Energy, Inc.	5,633	207,887
TC Energy Corp. (a)	4,592	184,555
TotalEnergies SE	22,249	1,529,841
Valero Energy Corp. (a)	2,840	484,760
Williams Cos., Inc.	4,752	185,185
Woodside Energy Group Ltd.	6,877	137,375

		22,443,076

Paper & Forest Products—0.0%
UPM-Kymmene Oyj	4,556	151,641

Personal Care Products—0.2%
Estee Lauder Cos., Inc. - Class A	708	109,138
Kao Corp.	3,800	142,179
L’Oreal SA	1,667	790,595
Shiseido Co. Ltd.	2,600	71,075

Personal Care Products—(Continued)
Unilever PLC	20,353	1,022,049

		2,135,036

Pharmaceuticals—2.7%
Astellas Pharma, Inc.	10,400	111,766
AstraZeneca PLC	11,177	1,504,883
Bayer AG	2,421	74,247
Bristol-Myers Squibb Co.	10,318	559,545
Chugai Pharmaceutical Co. Ltd.	2,900	110,842
Daiichi Sankyo Co. Ltd.	4,600	146,205
Eisai Co. Ltd.	1,300	53,554
Eli Lilly & Co.	10,730	8,347,511
GSK PLC	37,046	795,635
Johnson & Johnson	14,979	2,369,528
Merck & Co., Inc.	42,846	5,653,530
Novartis AG	14,301	1,384,971
Novo Nordisk AS - Class B	27,728	3,551,844
Pfizer, Inc.	30,842	855,865
Recordati Industria Chimica e Farmaceutica SpA	7,518	415,488
Richter Gedeon Nyrt	4,425	112,251
Roche Holding AG	3,762	960,351
Sandoz Group AG (b)	2,681	80,872
Sanofi SA	4,553	446,728
Takeda Pharmaceutical Co. Ltd.	7,100	197,326
Viatris, Inc.	7,273	86,840
Zoetis, Inc.	3,567	603,572

		28,423,354

Professional Services—0.3%
Automatic Data Processing, Inc.	3,732	932,030
Bureau Veritas SA	5,232	159,473
Experian PLC	3,500	152,796
MEITEC Group Holdings, Inc.	7,700	148,968
Paychex, Inc.	2,180	267,704
Recruit Holdings Co. Ltd.	3,900	171,803
RELX PLC	16,535	714,462
SS&C Technologies Holdings, Inc.	2,557	164,594
Verisk Analytics, Inc.	1,537	362,317
Wolters Kluwer NV	2,569	402,327

		3,476,474

Real Estate Management & Development—0.1%
CK Asset Holdings Ltd.	28,000	115,347
CoStar Group, Inc. (b)	1,448	139,877
Mitsubishi Estate Co. Ltd.	5,900	107,325
Mitsui Fudosan Co. Ltd.	20,100	216,574
Vonovia SE	2,645	78,224

		657,347

Residential REITs—0.0%
Equity LifeStyle Properties, Inc. (a)	3,399	218,896

Retail REITs—0.0%
Simon Property Group, Inc.	3,008	470,722

BHFTI-300

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—4.3%
Advanced Micro Devices, Inc. (b)	17,167	$3,098,472
Advantest Corp. (a)	2,400	107,254
Analog Devices, Inc.	2,669	527,901
Applied Materials, Inc.	6,051	1,247,898
ASM International NV	222	135,244
ASML Holding NV	3,042	2,920,572
Broadcom, Inc.	3,629	4,809,913
Disco Corp.	600	220,442
Enphase Energy, Inc. (b)	412	49,844
First Solar, Inc. (a) (b)	3,787	639,246
Infineon Technologies AG	3,996	135,847
Intel Corp.	31,195	1,377,883
KLA Corp.	1,103	770,523
Lam Research Corp.	2,222	2,158,828
Lasertec Corp.	1,100	311,959
Marvell Technology, Inc.	6,430	455,758
Microchip Technology, Inc.	5,118	459,136
Micron Technology, Inc.	13,844	1,632,069
NVIDIA Corp.	22,239	20,094,271
NXP Semiconductors NV	2,390	592,170
QUALCOMM, Inc.	5,226	884,762
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (a)	4,617	628,143
Texas Instruments, Inc.	8,059	1,403,958
Tokyo Electron Ltd.	3,700	970,323

		45,632,416

Software—5.0%
Adobe, Inc. (b)	5,198	2,622,911
Atlassian Corp. - Class A (a) (b)	418	81,556
Autodesk, Inc. (b)	1,945	506,517
Bill Holdings, Inc. (a) (b)	538	36,971
Cadence Design Systems, Inc. (b)	5,305	1,651,340
Check Point Software Technologies Ltd. (b)	526	86,269
Constellation Software, Inc.	184	502,602
Crowdstrike Holdings, Inc. - Class A (b)	5,951	1,907,831
Datadog, Inc. - Class A (a) (b)	3,979	491,804
DocuSign, Inc. (b)	1,077	64,135
Dropbox, Inc. - Class A (a) (b)	3,189	77,493
Fair Isaac Corp. (b)	826	1,032,178
Fortinet, Inc. (b)	9,835	671,829
HubSpot, Inc. (b)	534	334,583
Intuit, Inc.	3,934	2,557,100
Manhattan Associates, Inc. (a) (b)	727	181,917
Microsoft Corp.	69,149	29,092,367
Nice Ltd. (ADR) (a) (b)	400	104,248
Nutanix, Inc. - Class A (b)	4,041	249,411
Oracle Corp.	15,086	1,894,953
Palantir Technologies, Inc. - Class A (b)	14,113	324,740
Palo Alto Networks, Inc. (b)	2,939	835,058
PTC, Inc. (b)	1,138	215,014
Qualys, Inc. (a) (b)	1,357	226,443
Roper Technologies, Inc.	512	287,150
Salesforce, Inc.	10,437	3,143,416
SAP SE	6,097	1,187,044
ServiceNow, Inc. (b)	1,616	1,232,038
Synopsys, Inc. (b)	1,685	962,978

Software—(Continued)
Trend Micro, Inc.	7,800	396,732
Workday, Inc. - Class A (b)	686	187,107
Zscaler, Inc. (a) (b)	1,952	376,014

		53,521,749

Specialized REITs—0.2%
American Tower Corp.	3,967	783,840
Crown Castle, Inc.	1,264	133,769
Digital Realty Trust, Inc. (a)	913	131,508
Equinix, Inc.	996	822,029
Extra Space Storage, Inc.	2,033	298,851
Public Storage	716	207,683
SBA Communications Corp.	456	98,815
Weyerhaeuser Co.	4,755	170,752

		2,647,247

Specialty Retail—0.9%
AutoZone, Inc. (b)	266	838,339
Home Depot, Inc.	9,814	3,764,650
Industria de Diseno Textil SA	11,348	571,449
Lowe’s Cos., Inc. (a)	2,331	593,776
O’Reilly Automotive, Inc. (b)	1,664	1,878,456
Ross Stores, Inc.	1,272	186,679
Sanrio Co. Ltd.	6,600	126,955
TJX Cos., Inc.	18,362	1,862,274
USS Co. Ltd.	12,600	104,147

		9,926,725

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	111,902	19,188,955
Asia Vital Components Co. Ltd.	15,000	254,766
HP, Inc.	5,421	163,823
NetApp, Inc.	2,696	282,999
Pure Storage, Inc. - Class A (b)	2,235	116,198
Super Micro Computer, Inc. (b)	429	433,303

		20,440,044

Textiles, Apparel & Luxury Goods—0.4%
adidas AG	562	125,536
Cie Financiere Richemont SA - Class A	1,504	230,073
Hermes International SCA	228	584,509
Kering SA	271	107,117
Lululemon Athletica, Inc. (b)	2,096	818,802
LVMH Moet Hennessy Louis Vuitton SE	1,658	1,499,557
NIKE, Inc. - Class B	9,507	893,468

		4,259,062

Trading Companies & Distributors—0.5%
Ashtead Group PLC	2,127	151,189
Brenntag SE	3,067	258,356
Fastenal Co. (a)	7,738	596,909
Ferguson PLC	933	204,214
GMS, Inc. (a) (b)	992	96,561
ITOCHU Corp.	10,100	433,107

BHFTI-301

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
Marubeni Corp.	12,500	$216,497
Mitsubishi Corp.	26,100	602,799
Mitsui & Co. Ltd.	13,200	616,739
MSC Industrial Direct Co., Inc. - Class A (a)	1,170	113,537
Rexel SA	4,205	113,478
Sumitomo Corp.	24,700	594,694
Toromont Industries Ltd.	3,077	296,103
United Rentals, Inc. (a)	760	548,044
Watsco, Inc. (a)	392	169,332
WW Grainger, Inc.	561	570,705

		5,582,264

Water Utilities—0.0%
Severn Trent PLC	6,930	216,251
United Utilities Group PLC	16,956	220,473

		436,724

Wireless Telecommunication Services—0.2%
KDDI Corp.	22,300	659,365
SoftBank Group Corp.	3,800	227,088
T-Mobile U.S., Inc.	6,058	988,787
Vodafone Group PLC	97,370	86,212

		1,961,452

Total Common Stocks (Cost $390,400,091)		526,969,425

Corporate Bonds & Notes—34.8%

Aerospace/Defense—0.6%
Boeing Co. 3.250%, 02/01/28 (a)	4,172,000	3,838,362
3.750%, 02/01/50	1,242,000	863,986
3.950%, 08/01/59 (a)	1,935,000	1,324,113
RTX Corp. 4.125%, 11/16/28 (a)	972,000	940,200

		6,966,661

Agriculture—0.2%
Altria Group, Inc. 5.800%, 02/14/39 (a)	1,171,000	1,186,596
BAT Capital Corp. 4.390%, 08/15/37	1,303,000	1,095,246

		2,281,842

Auto Manufacturers—0.6%
Ford Motor Credit Co. LLC 2.700%, 08/10/26 (a)	3,043,000	2,836,489
2.900%, 02/16/28 (a)	2,720,000	2,459,034
4.000%, 11/13/30	200,000	178,571
6.798%, 11/07/28 (a)	668,000	697,241
General Motors Financial Co., Inc. 5.750%, 02/08/31	647,000	654,014

		6,825,349

Auto Parts & Equipment—0.4%
Magna International, Inc. 5.500%, 03/21/33 (a)	3,794,000	3,904,273

Banks—9.1%
Banco Santander SA 2.749%, 12/03/30 (a)	2,200,000	1,818,286
Bank of America Corp. 2.884%, 3M TSFR + 1.452%, 10/22/30 (a) (c)	4,226,000	3,755,081
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	10,359,000	9,710,967
Bank of Ireland Group PLC 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (c)	5,646,000	5,160,331
5.601%, SOFR + 1.620%, 03/20/30 (144A) (c)	2,414,000	2,411,007
Bank of New York Mellon Corp. 5.188%, SOFR + 1.418%, 03/14/35 (a) (c)	5,734,000	5,707,497
Barclays PLC 5.501%, 1Y H15 + 2.650%, 08/09/28 (c)	2,026,000	2,020,164
Deutsche Bank AG 2.311%, SOFR + 1.219%, 11/16/27 (c)	2,642,000	2,415,480
7.079%, SOFR + 3.650%, 02/10/34 (a) (c)	678,000	697,275
7.146%, SOFR + 2.520%, 07/13/27 (a) (c)	2,162,000	2,221,915
JPMorgan Chase & Co. 1.953%, SOFR + 1.065%, 02/04/32 (c)	2,080,000	1,694,659
3.650%, 5Y H15 + 2.850%, 06/01/26 (c)	3,695,000	3,509,279
M&T Bank Corp. 5.125%, 3M TSFR + 3.782%, 11/01/26 (c)	1,654,000	1,464,137
Manufacturers & Traders Trust Co. 3.400%, 08/17/27 (a)	4,596,000	4,264,182
Morgan Stanley 2.699%, SOFR + 1.143%, 01/22/31 (c)	4,389,000	3,834,603
2.943%, SOFR + 1.290%, 01/21/33 (a) (c)	3,234,000	2,748,653
PNC Financial Services Group, Inc. 6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	4,387,000	4,375,578
Societe Generale SA 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a) (c)	1,538,000	1,408,748
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (a) (c)	1,449,000	1,337,974
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (c)	10,078,000	9,754,644
UBS Group AG 2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	2,281,000	2,248,574
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	11,934,000	10,150,686
3.126%, 08/13/30 (144A)	1,378,000	1,225,709
UniCredit SpA 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a) (c)	2,487,000	2,295,417
Wells Fargo & Co. 3.350%, SOFR + 1.500%, 03/02/33 (a) (c)	2,483,000	2,154,319
3.900%, 5Y H15 + 3.453%, 03/15/26 (c)	7,368,000	7,010,109
5.389%, SOFR + 2.020%, 04/24/34 (c)	2,420,000	2,404,930

		97,800,204

Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48 (a)	9,294,000	8,269,615
Bacardi Ltd./Bacardi-Martini BV 5.400%, 06/15/33 (144A)	1,815,000	1,799,727

BHFTI-302

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
JDE Peet’s NV 2.250%, 09/24/31 (144A) (a)	1,519,000	$1,204,246

		11,273,588

Building Materials—0.4%
Carrier Global Corp. 5.900%, 03/15/34 (a)	1,799,000	1,890,746
Trane Technologies Financing Ltd. 5.250%, 03/03/33 (a)	1,935,000	1,963,465

		3,854,211

Chemicals—0.1%
Westlake Corp. 3.375%, 06/15/30	1,131,000	1,015,017

Commercial Services—0.3%
Quanta Services, Inc. 2.900%, 10/01/30 (a)	2,358,000	2,061,691
Transurban Finance Co. Pty. Ltd. 2.450%, 03/16/31 (144A)	1,116,000	934,880

		2,996,571

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, 01/30/26	1,118,000	1,043,886
3.000%, 10/29/28 (a)	3,194,000	2,889,997
Aircastle Ltd. 6.500%, 07/18/28 (144A)	773,000	788,506
Capital One Financial Corp. 6.051%, SOFR + 2.260%, 02/01/35 (a) (c)	1,169,000	1,190,167
Discover Financial Services 6.700%, 11/29/32	2,804,000	2,963,955
7.964%, SOFR + 3.370%, 11/02/34 (a) (c)	1,016,000	1,150,824

		10,027,335

Electric—1.4%
AES Corp.
1.375%, 01/15/26 (a)	928,000	859,371
3.300%, 07/15/25 (144A) (a)	2,086,000	2,020,773
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	345,000	378,794
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/50	1,429,000	957,510
NRG Energy, Inc. 2.450%, 12/02/27 (144A) (a)	2,705,000	2,431,423
Pacific Gas & Electric Co. 3.150%, 01/01/26 (a)	1,000,000	961,368
3.300%, 08/01/40 (a)	3,059,000	2,239,587
PG&E Energy Recovery Funding LLC 2.280%, 01/15/38	1,624,000	1,267,638
2.822%, 07/15/48	2,151,000	1,549,065
Sempra 3.800%, 02/01/38 (a)	2,000,000	1,662,724

Electric—(Continued)
Southern California Edison Co. 4.200%, 03/01/29	500,000	482,011
5.500%, 03/15/40	335,000	333,317

		15,143,581

Electronics—0.2%
Keysight Technologies, Inc. 3.000%, 10/30/29	2,718,000	2,421,370

Entertainment—0.6%
Warnermedia Holdings, Inc. 4.054%, 03/15/29 (a)	2,718,000	2,544,390
5.050%, 03/15/42 (a)	1,938,000	1,665,698
5.141%, 03/15/52 (a)	1,124,000	932,917
5.391%, 03/15/62	1,468,000	1,218,260

		6,361,265

Environmental Control—0.2%
Republic Services, Inc. 5.000%, 12/15/33 (a)	1,821,000	1,808,581

Food—0.1%
Flowers Foods, Inc. 2.400%, 03/15/31 (a)	1,803,000	1,510,929

Gas—0.1%
NiSource, Inc. 1.700%, 02/15/31	1,231,000	983,229

Hand/Machine Tools—0.2%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (a) (c)	2,255,000	1,986,084

Healthcare-Products—0.1%
Boston Scientific Corp. 2.650%, 06/01/30 (a)	1,354,000	1,192,532

Healthcare-Services—0.8%
HCA, Inc. 2.375%, 07/15/31	3,007,000	2,472,713
4.625%, 03/15/52	1,220,000	1,019,633
IQVIA, Inc. 6.250%, 02/01/29 (a)	1,360,000	1,412,122
UnitedHealth Group, Inc. 4.200%, 05/15/32 (a)	1,000,000	950,353
5.000%, 04/15/34 (a)	2,827,000	2,831,938

		8,686,759

Insurance—1.2%
Corebridge Financial, Inc. 5.750%, 01/15/34 (a)	3,716,000	3,791,014
6.875%, 5Y H15 + 3.846%, 12/15/52 (a) (c)	1,196,000	1,197,433
Five Corners Funding Trust III 5.791%, 02/15/33 (144A) (a)	4,070,000	4,195,995

BHFTI-303

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Hartford Financial Services Group, Inc. 2.900%, 09/15/51	1,285,000	$839,596
High Street Funding Trust II 4.682%, 02/15/48 (144A) (a)	1,250,000	1,035,427
Prudential Financial, Inc. 5.125%, 5Y H15 + 3.162%, 03/01/52 (a) (c)	1,827,000	1,712,527

		12,771,992

Internet—0.0%
Expedia Group, Inc. 2.950%, 03/15/31 (a)	411,000	358,665

Lodging—0.4%
Las Vegas Sands Corp. 3.200%, 08/08/24	4,495,000	4,445,629

Machinery-Diversified—0.1%
Xylem, Inc. 2.250%, 01/30/31 (a)	1,835,000	1,546,497

Media—0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.700%, 04/01/51	6,000,000	3,710,697
Discovery Communications LLC 3.625%, 05/15/30 (a)	1,525,000	1,363,920
4.125%, 05/15/29 (a)	2,621,000	2,456,888

		7,531,505

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43	2,247,000	2,320,952

Oil & Gas—2.0%
BP Capital Markets America, Inc. 4.812%, 02/13/33	2,753,000	2,716,945
BP Capital Markets PLC 4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	204,000	199,938
Canadian Natural Resources Ltd. 2.950%, 07/15/30 (a)	2,106,000	1,856,768
Cenovus Energy, Inc. 2.650%, 01/15/32 (a)	855,000	709,180
ConocoPhillips Co. 5.300%, 05/15/53 (a)	892,000	885,740
Continental Resources, Inc. 2.875%, 04/01/32 (144A) (a)	2,394,000	1,951,092
4.375%, 01/15/28 (a)	1,596,000	1,542,301
5.750%, 01/15/31 (144A) (a)	507,000	503,980
Diamondback Energy, Inc. 3.125%, 03/24/31 (a)	2,336,000	2,069,477
4.250%, 03/15/52 (a)	1,585,000	1,282,949
EQT Corp. 5.700%, 04/01/28 (a)	833,000	840,776
6.125%, 02/01/25	1,500,000	1,501,786

Oil & Gas—(Continued)
Marathon Oil Corp. 5.300%, 04/01/29	2,893,000	2,887,744
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,299,648

		21,248,324

Packaging & Containers—0.3%
Berry Global, Inc. 1.650%, 01/15/27 (a)	1,986,000	1,802,893
CCL Industries, Inc. 3.050%, 06/01/30 (144A) (a)	1,885,000	1,635,031

		3,437,924

Pharmaceuticals—1.2%
AbbVie, Inc. 4.250%, 11/21/49 (a)	3,705,000	3,208,733
Cigna Group 5.250%, 02/15/34	2,182,000	2,178,900
5.400%, 03/15/33 (a)	3,839,000	3,908,805
CVS Health Corp. 2.700%, 08/21/40 (a)	5,167,000	3,587,121

		12,883,559

Pipelines—2.7%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (a)	8,126,000	7,558,552
Energy Transfer LP 4.950%, 05/15/28 (a)	1,098,000	1,088,822
5.550%, 05/15/34 (a)	4,332,000	4,345,195
Kinder Morgan Energy Partners LP 6.950%, 01/15/38	1,655,000	1,811,022
MPLX LP 4.500%, 04/15/38	2,817,000	2,501,606
4.950%, 03/14/52	2,113,000	1,855,984
ONEOK, Inc. 4.350%, 03/15/29 (a)	903,000	875,086
Plains All American Pipeline LP/PAA Finance Corp. 3.550%, 12/15/29 (a)	1,391,000	1,276,506
3.800%, 09/15/30 (a)	1,084,000	993,284
Targa Resources Corp. 4.200%, 02/01/33	2,537,000	2,312,977
Western Midstream Operating LP 4.750%, 08/15/28	4,080,000	3,968,695

		28,587,729

Real Estate Investment Trusts—4.3%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33 (a)	2,419,000	1,837,697
2.950%, 03/15/34 (a)	4,689,000	3,852,089
4.750%, 04/15/35 (a)	599,000	566,039
American Tower Corp. 2.100%, 06/15/30 (a)	6,606,000	5,487,677
Boston Properties LP
3.250%, 01/30/31 (a)	2,182,000	1,866,509
3.400%, 06/21/29 (a)	1,000,000	897,437

BHFTI-304

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Boston Properties LP
4.500%, 12/01/28 (a)	2,671,000	$2,541,494
Crown Castle, Inc. 2.250%, 01/15/31	4,613,000	3,795,375
Digital Realty Trust LP 3.600%, 07/01/29 (a)	1,019,000	938,916
Equinix, Inc. 2.150%, 07/15/30 (a)	4,526,000	3,750,841
Essex Portfolio LP 2.650%, 03/15/32	3,000,000	2,483,808
Highwoods Realty LP 4.200%, 04/15/29	1,424,000	1,296,181
7.650%, 02/01/34	1,191,000	1,298,934
Kilroy Realty LP 2.500%, 11/15/32 (a)	2,452,000	1,846,647
6.250%, 01/15/36 (a)	739,000	721,868
Kimco Realty OP LLC 6.400%, 03/01/34 (a)	2,170,000	2,323,043
Mid-America Apartments LP 2.750%, 03/15/30 (a)	2,000,000	1,768,716
Piedmont Operating Partnership LP 3.150%, 08/15/30 (a)	1,863,000	1,461,636
9.250%, 07/20/28	1,592,000	1,695,332
Prologis LP 1.750%, 07/01/30 (a)	2,484,000	2,063,350
Realty Income Corp. 4.900%, 07/15/33	1,976,000	1,909,209
Welltower OP LLC 2.050%, 01/15/29 (a)	2,182,000	1,899,324

		46,302,122

Retail—0.3%
Ross Stores, Inc. 1.875%, 04/15/31 (a)	1,390,000	1,138,569
Tractor Supply Co. 1.750%, 11/01/30 (a)	1,350,000	1,094,378
5.250%, 05/15/33 (a)	950,000	957,060

		3,190,007

Semiconductors—0.6%
Broadcom, Inc. 2.600%, 02/15/33 (144A) (a)	3,032,000	2,462,471
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.400%, 05/01/30 (a)	1,746,000	1,584,734
QUALCOMM, Inc. 1.650%, 05/20/32 (a)	3,000,000	2,376,341

		6,423,546

Software—0.7%
Oracle Corp. 3.600%, 04/01/50 (a)	1,087,000	785,331
4.650%, 05/06/30 (a)	2,401,000	2,354,464
VMware LLC 2.200%, 08/15/31 (a)	4,864,000	3,958,252

		7,098,047

Security Description	Shares/ Principal Amount*	Value

Telecommunications—2.7%
AT&T, Inc. 3.500%, 06/01/41 (a)	9,197,000	7,179,157
4.850%, 03/01/39 (a)	2,000,000	1,866,105
Rogers Communications, Inc. 4.550%, 03/15/52 (a)	8,860,000	7,455,065
T-Mobile USA, Inc. 3.875%, 04/15/30	9,601,000	8,994,048
Verizon Communications, Inc. 3.550%, 03/22/51 (a)	4,033,000	2,993,939

		28,488,314

Total Corporate Bonds & Notes (Cost $411,317,251)		373,674,193

Mutual Funds—3.0%

Investment Company Securities—3.0%
Invesco S&P 500 Equal Weight ETF (a)	33,669	5,702,519
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	246,746	26,875,574

Total Mutual Funds (Cost $32,189,605)		32,578,093

Preferred Stocks—0.0%

Household Products—0.0%
Henkel AG & Co. KGaA	2,064	165,878

Life Sciences Tools & Services—0.0%
Sartorius AG (b)	214	85,110

Total Preferred Stocks (Cost $299,568)		250,988

Warrants—0.0%

Software—0.0%
Constellation Software, Inc., Expires 03/31/40 (b) (Cost $0)	208	0

Short-Term Investments—10.3%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $34,675,693; collateralized by U.S. Treasury Notes at 0.625%, maturing 01/15/26, with a market value of $35,359,590.	34,666,063	34,666,063

U.S. Treasury—7.1%
U.S. Treasury Bills
5.124%, 07/11/24 (a) (d)	40,720,000	40,132,224

BHFTI-305

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bills
5.212%, 06/13/24 (d)	36,800,000	$36,410,808

		76,543,032

Total Short-Term Investments (Cost $111,226,407)		111,209,095

Securities Lending Reinvestments (e)—15.0%

Certificates of Deposit—0.9%
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	1,000,000	988,590
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (c)	1,000,000	1,000,154
MUFG Bank Ltd. (London) 5.510%, SOFR + 0.200%, 09/23/24 (c)	2,000,000	2,000,000
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (c)	2,000,000	2,003,932
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (c)	2,000,000	2,000,432

		8,986,138

Commercial Paper—0.1%
Ciesco LLC 5.340%, 04/01/24	1,000,000	999,396

Repurchase Agreements—11.1%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $16,683,356; collateralized by various Common Stock with an aggregate market value of $18,573,850.	16,675,782	16,675,782
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,571,446.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,501,135; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $2,558,358.	2,500,000	2,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $10,301,653; collateralized by various Common Stock with an aggregate market value of $11,000,003.	10,000,000	10,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $2,898,967; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $2,955,646.	2,897,692	2,897,692
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $16,016,956; collateralized by various Common Stock with an aggregate market value of $17,826,217.	16,000,000	16,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $7,003,191; collateralized by various Common Stock with an aggregate market value of $7,810,853.	7,000,000	7,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $22,510,275; collateralized by various Common Stock with an aggregate market value of $25,099,033.	22,500,000	22,500,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,419.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $9,004,065; collateralized by various Common Stock with an aggregate market value of $10,018,147.	9,000,000	9,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $1,000,453; collateralized by various Common Stock with an aggregate market value of $1,114,577.	1,000,000	1,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $21,109,530; collateralized by various Common Stock with an aggregate market value of $23,213,503.	21,100,000	21,100,000

		118,673,474

Time Deposit—0.1%
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	1,000,000	1,000,000

Mutual Funds—2.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (f)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (f)	9,000,000	9,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (f)	7,000,000	7,000,000
HSBC U.S. Government Money Market Fund, Class I 5.240% (f)	347,344	347,344

BHFTI-306

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (f)	2,000,000	$2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (f)	6,000,000	6,000,000

		30,347,344

Total Securities Lending Reinvestments (Cost $160,003,340)		160,006,352

Total Investments—112.2% (Cost $1,105,436,262)		1,204,688,146
Other assets and liabilities (net)—(12.2)%		(131,094,582)

Net Assets—100.0%		$1,073,593,564

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $198,997,321 and the collateral received consisted of cash in the amount of $159,992,801 and non-cash collateral with a value of $44,420,224. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $47,201,997, which is 4.4% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,884,000	MSIP	04/24/24	USD	5,804,333	$(11,601)
BRL	25,089,000	GSI	04/02/24	USD	5,054,822	(52,429)
BRL	25,089,000	UBSA	04/02/24	USD	5,021,616	(19,224)
BRL	25,089,000	UBSA	05/03/24	USD	5,014,541	(27,676)
CAD	11,561,181	MSIP	04/24/24	USD	8,513,386	24,555
CHF	6,624,000	MSIP	04/24/24	USD	7,467,748	(105,750)
CLP	4,443,738,000	GSI	04/22/24	USD	4,670,343	(137,698)
COP	6,336,758,000	UBSA	04/22/24	USD	1,609,703	23,911
DKK	9,189,000	UBSA	04/24/24	USD	1,339,302	(8,838)
EUR	9,373,000	GSI	04/24/24	USD	10,128,136	(7,600)
EUR	25,250,103	GSI	04/24/24	USD	27,419,894	(155,990)
GBP	8,206,161	UBSA	04/24/24	USD	10,420,380	(61,788)
HUF	16,693,000	MSIP	04/24/24	USD	45,751	(87)
IDR	79,972,484,000	MSIP	04/22/24	USD	5,129,993	(89,002)
ILS	1,669,000	MSIP	04/24/24	USD	454,620	(323)
JPY	1,912,987,344	MSIP	04/24/24	USD	12,694,296	(14,842)
KRW	12,767,696,000	GSI	04/22/24	USD	9,722,065	(227,635)
MYR	23,970,000	GSI	04/22/24	USD	5,120,482	(49,317)
NOK	9,591,000	GSI	04/24/24	USD	899,628	(15,718)
SEK	21,498,000	GSI	04/24/24	USD	2,059,113	(49,019)
SGD	4,440,090	GSI	04/24/24	USD	3,293,981	(2,274)
SGD	4,373,820	UBSA	04/24/24	USD	3,243,069	(492)
SGD	4,440,090	UBSA	04/24/24	USD	3,292,699	(992)
TWD	27,025,000	JPMC	04/22/24	USD	860,888	(14,317)

BHFTI-307

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	291,000	MSIP	04/24/24	USD	190,124	$380
BRL	25,089,000	GSI	04/02/24	USD	5,021,616	19,224
BRL	25,089,000	UBSA	04/02/24	USD	5,030,578	28,185
BRL	25,089,000	MSIP	05/03/24	USD	5,006,985	20,121
CAD	118,000	MSIP	04/24/24	USD	86,892	(251)
CLP	4,443,738,000	UBSA	04/22/24	USD	4,515,076	(17,569)
CZK	4,070,000	GSI	04/24/24	USD	174,679	1,176
EUR	14,734,000	GSI	04/24/24	USD	16,000,122	91,024
EUR	9,373,000	GSI	04/24/24	USD	10,178,441	57,904
IDR	11,057,320,000	MSIP	04/22/24	USD	709,294	12,306
IDR	79,972,484,000	UBSA	04/22/24	USD	5,034,465	(6,525)
INR	67,130,000	GSI	04/22/24	USD	808,912	4,429
KRW	12,767,696,000	UBSA	04/22/24	USD	9,463,862	(30,568)
MYR	23,970,000	MSIP	04/22/24	USD	5,027,265	(43,899)
NZD	247,000	MSIP	04/24/24	USD	149,156	1,582
PHP	11,963,000	JPMC	04/22/24	USD	216,005	3,271
PLN	987,000	MSIP	04/24/24	USD	247,989	927
SGD	13,254,000	GSI	04/24/24	USD	9,878,902	52,911
SGD	8,197,000	GSI	04/24/24	USD	6,109,654	32,723
THB	20,474,000	UBSA	04/24/24	USD	567,010	4,887

Cross Currency Contracts to Buy
AUD	298,427	GSI	04/24/24	GBP	153,355	1,007
AUD	15,699,000	MSIP	04/24/24	CAD	13,931,905	(52,331)
CAD	298,000	MSIP	04/24/24	EUR	201,696	2,291
CAD	490,759	MSIP	04/24/24	AUD	553,000	1,847
CHF	139,000	MSIP	04/24/24	JPY	23,632,333	(2,151)
JPY	348,831,340	MSIP	04/24/24	EUR	2,129,097	13,185
JPY	2,390,145,000	MSIP	04/24/24	CHF	14,273,770	(21,950)

Net Unrealized Depreciation						$(830,010)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/21/24	738	EUR	37,232,100	$1,062,189
FTSE 100 Index Futures	06/21/24	109	GBP	8,706,920	392,626
Nikkei 225 Index Futures	06/13/24	18	JPY	727,020,000	75,555
S&P 500 Index E-Mini Future	06/21/24	246	USD	65,294,550	1,668,382
S&P Energy Select Sector E-Mini Futures	06/21/24	57	USD	5,702,280	232,709
S&P TSX 60 Index Futures	06/20/24	52	CAD	13,950,560	245,211
SPI 200 Index Futures	06/20/24	48	AUD	9,541,200	170,129
TOPIX Index Futures	06/13/24	60	JPY	1,662,000,000	357,267
U.S. Treasury Long Bond Futures	06/18/24	255	USD	30,711,563	437,812
U.S. Treasury Note 2 Year Futures	06/28/24	209	USD	42,737,235	(16,823)
U.S. Treasury Note 5 Year Futures	06/28/24	413	USD	44,197,453	(3,685)
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	159	USD	18,222,891	57,548
U.S. Treasury Ultra Long Bond Futures	06/18/24	3	USD	387,000	5,690

BHFTI-308

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Schatz Futures	06/06/24	(496)	EUR	(52,427,200)	$(922)
U.S. Treasury Note 10 Year Futures	06/18/24	(516)	USD	(57,171,188)	(161,070)

Net Unrealized Appreciation					$4,522,618

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M SOFR	Quarterly	3.470%	Quarterly	01/25/34	USD	314,000,000	$(8,229,218)	$—	$(8,229,218)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank NA
(MSIP)—	Morgan Stanley & Co. International PLC
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BHFTI-309

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,213,177	$1,119,861	$—	$4,333,038
Air Freight & Logistics	572,734	314,385	—	887,119
Automobile Components	994,449	784,110	—	1,778,559
Automobiles	4,243,052	3,784,864	—	8,027,916
Banks	17,883,029	10,272,790	—	28,155,819
Beverages	9,724,742	1,217,842	—	10,942,584
Biotechnology	7,686,880	330,441	—	8,017,321
Broadline Retail	18,791,461	640,943	—	19,432,404
Building Products	5,293,380	1,493,270	—	6,786,650
Capital Markets	12,036,532	2,388,278	—	14,424,810
Chemicals	6,952,746	2,874,638	—	9,827,384
Commercial Services & Supplies	4,082,812	—	—	4,082,812
Communications Equipment	4,747,621	326,843	—	5,074,464
Construction & Engineering	—	1,343,324	—	1,343,324
Construction Materials	—	438,004	—	438,004
Consumer Finance	2,673,995	—	—	2,673,995
Consumer Staples Distribution & Retail	6,670,530	698,394	—	7,368,924
Containers & Packaging	780,528	228,437	—	1,008,965
Diversified Telecommunication Services	1,700,561	2,267,737	—	3,968,298
Electric Utilities	2,518,550	1,937,685	—	4,456,235
Electrical Equipment	5,523,503	2,221,507	—	7,745,010
Electronic Equipment, Instruments & Components	1,690,015	1,106,519	—	2,796,534
Energy Equipment & Services	625,875	69,908	—	695,783
Entertainment	8,849,908	306,379	—	9,156,287
Financial Services	18,046,021	653,106	—	18,699,127
Food Products	1,105,757	1,757,748	—	2,863,505
Gas Utilities	—	162,123	—	162,123
Ground Transportation	6,360,366	275,475	—	6,635,841
Health Care Equipment & Supplies	11,095,991	649,864	—	11,745,855
Health Care Providers & Services	10,083,776	—	—	10,083,776
Health Care REITs	300,254	—	—	300,254
Health Care Technology	481,915	—	—	481,915
Hotels, Restaurants & Leisure	8,166,557	1,425,766	—	9,592,323
Household Durables	3,468,626	651,026	—	4,119,652
Household Products	8,055,266	233,515	—	8,288,781
Independent Power and Renewable Electricity Producers	—	215,900	—	215,900
Industrial Conglomerates	2,177,858	1,784,141	—	3,961,999
Industrial REITs	918,702	149,691	—	1,068,393
Insurance	12,542,785	5,732,478	—	18,275,263
Interactive Media & Services	28,987,807	733,074	—	29,720,881
IT Services	5,843,800	311,597	—	6,155,397
Leisure Products	—	119,459	—	119,459
Life Sciences Tools & Services	5,041,180	186,284	—	5,227,464
Machinery	9,400,701	1,901,093	—	11,301,794
Marine Transportation	—	246,453	—	246,453
Media	2,135,910	112,832	—	2,248,742
Metals & Mining	4,475,872	3,354,150	—	7,830,022
Multi-Utilities	598,619	1,027,269	—	1,625,888
Office REITs	—	192,150	—	192,150
Oil, Gas & Consumable Fuels	13,834,492	8,608,584	—	22,443,076
Paper & Forest Products	—	151,641	—	151,641

BHFTI-310

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Personal Care Products	$109,138	$2,025,898	$—	$2,135,036
Pharmaceuticals	18,588,642	9,834,712	—	28,423,354
Professional Services	1,726,645	1,749,829	—	3,476,474
Real Estate Management & Development	139,877	517,470	—	657,347
Residential REITs	218,896	—	—	218,896
Retail REITs	470,722	—	—	470,722
Semiconductors & Semiconductor Equipment	40,830,775	4,801,641	—	45,632,416
Software	51,937,973	1,583,776	—	53,521,749
Specialized REITs	2,647,247	—	—	2,647,247
Specialty Retail	9,251,129	675,596	—	9,926,725
Technology Hardware, Storage & Peripherals	20,440,044	—	—	20,440,044
Textiles, Apparel & Luxury Goods	1,712,270	2,546,792	—	4,259,062
Trading Companies & Distributors	2,595,405	2,986,859	—	5,582,264
Water Utilities	—	436,724	—	436,724
Wireless Telecommunication Services	988,787	972,665	—	1,961,452
Total Common Stocks	432,035,885	94,933,540	—	526,969,425
Total Corporate Bonds & Notes*	—	373,674,193	—	373,674,193
Total Mutual Funds*	32,578,093	—	—	32,578,093
Total Preferred Stocks*	—	250,988	—	250,988
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	111,209,095	—	111,209,095
Securities Lending Reinvestments
Certificates of Deposit	—	8,986,138	—	8,986,138
Commercial Paper	—	999,396	—	999,396
Repurchase Agreements	—	118,673,474	—	118,673,474
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	30,347,344	—	—	30,347,344
Total Securities Lending Reinvestments	30,347,344	129,659,008	—	160,006,352
Total Investments	$494,961,322	$709,726,824	$—	$1,204,688,146

Collateral for Securities Loaned (Liability)	$—	$(159,992,801)	$—	$(159,992,801)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$397,846	$—	$397,846
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,227,856)	—	(1,227,856)
Total Forward Contracts	$—	$(830,010)	$—	$(830,010)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,705,118	$—	$—	$4,705,118
Futures Contracts (Unrealized Depreciation)	(182,500)	—	—	(182,500)
Total Futures Contracts	$4,522,618	$—	$—	$4,522,618
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(8,229,218)	$—	$(8,229,218)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-311

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Brazil—3.8%
Ambev SA (ADR)	366,400	$908,672
B3 SA - Brasil Bolsa Balcao	268,200	641,169
Banco Bradesco SA	84,876	215,600
Banco Bradesco SA (ADR)	205,945	589,003
Banco do Brasil SA	103,300	1,166,177
Caixa Seguridade Participacoes SA	60,600	188,733
CCR SA	61,000	168,086
CPFL Energia SA	86,500	600,364
CSN Mineracao SA	94,600	99,968
Energisa SA	37,300	356,014
Itau Unibanco Holding SA (ADR)	344,000	2,383,920
JBS SA	165,500	709,465
Kepler Weber SA	79,800	168,179
Klabin SA	71,700	361,116
Mahle Metal Leve SA	3,610	24,883
Petroleo Brasileiro SA	127,000	969,326
Petroleo Brasileiro SA (ADR) (a)	18,400	279,864
Raia Drogasil SA	31,200	170,264
Sao Martinho SA	4,476	27,693
SLC Agricola SA	87,340	344,456
Suzano SA	18,700	238,550
Telefonica Brasil SA	85,200	859,577
TOTVS SA	19,900	112,606
Vale SA	93,100	1,129,177
Vale SA (ADR)	104,100	1,268,979
Vibra Energia SA	28,100	140,125

		14,121,966

Chile—0.5%
Cencosud SA	434,167	753,324
Colbun SA	593,482	76,928
Empresas CMPC SA	200,494	407,426
SMU SA	1,397,410	242,465
Sociedad Quimica y Minera de Chile SA (ADR) (a)	7,300	358,868

		1,839,011

China—25.3%
3SBio, Inc.	713,500	545,773
Akeso, Inc. (a) (b)	28,000	166,970
Alibaba Group Holding Ltd.	889,800	8,030,278
Aluminum Corp. of China Ltd. - Class A	153,700	151,431
Aluminum Corp. of China Ltd. - Class H	498,000	316,731
ANE Cayman, Inc. (b)	64,000	40,514
Anhui Conch Cement Co. Ltd. - Class A	5,100	15,684
Anhui Expressway Co. Ltd. - Class H	78,000	86,375
Anhui Guangxin Agrochemical Co. Ltd. - Class A	12,180	24,595
Anhui Gujing Distillery Co. Ltd. - Class A	2,600	94,598
Anhui Yingjia Distillery Co. Ltd. - Class A	22,900	207,239
ANTA Sports Products Ltd.	29,200	311,642
BAIC Motor Corp. Ltd. - Class H	776,000	212,382
Baidu, Inc. - Class A (b)	152,700	1,999,839
Bairong, Inc. (b)	157,000	222,349
Bank of Changsha Co. Ltd. - Class A	41,800	44,637
Bank of Chengdu Co. Ltd. - Class A	40,000	74,947

China—(Continued)
Bank of China Ltd. - Class H	2,165,000	894,264
Bank of Hangzhou Co. Ltd. - Class A	34,400	52,642
Bank of Nanjing Co. Ltd. - Class A	68,500	85,594
Baoshan Iron & Steel Co. Ltd. - Class A	52,600	47,088
BeiGene Ltd. (b)	33,000	397,708
Beijing Yanjing Brewery Co. Ltd. - Class A	38,700	49,158
Bilibili, Inc. - Class Z (a) (b)	9,040	102,463
Binjiang Service Group Co. Ltd.	12,000	26,250
BYD Co. Ltd. - Class A	11,900	344,128
BYD Co. Ltd. - Class H	68,000	1,738,483
BYD Electronic International Co. Ltd.	149,500	552,064
CGN Power Co. Ltd. - Class H	2,429,000	720,018
Chaoju Eye Care Holdings Ltd.	52,500	26,360
China Construction Bank Corp. - Class A	260,600	246,262
China Construction Bank Corp. - Class H	3,693,000	2,229,144
China Feihe Ltd.	69,000	32,479
China Foods Ltd.	156,000	58,000
China International Marine Containers Group Co. Ltd. - Class A	201,450	254,181
China International Marine Containers Group Co. Ltd. - Class H	147,850	126,260
China Jushi Co. Ltd. - Class A	25,429	36,839
China Medical System Holdings Ltd.	395,000	414,949
China Merchants Bank Co. Ltd. - Class A	109,200	486,767
China Merchants Bank Co. Ltd. - Class H	275,000	1,089,149
China National Accord Medicines Corp. Ltd. - Class A	62,430	261,016
China National Medicines Corp. Ltd. - Class A	42,600	187,593
China Nonferrous Mining Corp. Ltd.	306,000	255,973
China Overseas Land & Investment Ltd.	227,000	327,269
China Pacific Insurance Group Co. Ltd. - Class A	81,200	254,157
China Pacific Insurance Group Co. Ltd. - Class H	288,800	506,299
China Petroleum & Chemical Corp. - Class A	53,900	46,387
China Resources Land Ltd.	278,000	881,096
China Resources Medical Holdings Co. Ltd.	140,500	70,515
China Resources Power Holdings Co. Ltd.	294,000	685,981
China Shenhua Energy Co. Ltd. - Class A	61,811	330,424
China Shenhua Energy Co. Ltd. - Class H	266,000	1,045,732
China State Construction Engineering Corp. Ltd. - Class A	370,100	267,313
China Taiping Insurance Holdings Co. Ltd.	40,600	35,590
China Tower Corp. Ltd. - Class H	3,754,000	428,357
China United Network Communications Ltd. - Class A	387,100	246,928
Chlitina Holding Ltd.	12,000	73,118
Chongqing Brewery Co. Ltd. - Class A	6,900	61,677
Chongqing Zhifei Biological Products Co. Ltd. - Class A	10,700	67,005
CITIC Ltd.	78,000	75,073
CITIC Telecom International Holdings Ltd.	635,000	205,350
Contemporary Amperex Technology Co. Ltd. - Class A	16,820	440,505
COSCO SHIPPING Holdings Co. Ltd. - Class A	114,120	164,030
COSCO SHIPPING Holdings Co. Ltd. - Class H	303,200	318,531
Daqin Railway Co. Ltd. - Class A	430,500	436,014
DaShenLin Pharmaceutical Group Co. Ltd. - Class A	6,300	18,435
Dian Diagnostics Group Co. Ltd. - Class A	11,200	27,559
Dongfang Electric Corp. Ltd. - Class A	28,300	60,499
Dongyue Group Ltd.	173,000	162,428
E-Commodities Holdings Ltd.	142,000	33,725
EEKA Fashion Holdings Ltd.	77,000	131,442
Everest Medicines Ltd. (b)	66,000	198,197
FinVolution Group (ADR) (a)	65,900	332,136

BHFTI-312

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Foxconn Industrial Internet Co. Ltd. - Class A	50,000	$162,797
Full Truck Alliance Co. Ltd. (ADR) (a) (b)	9,500	69,065
Fuyao Glass Industry Group Co. Ltd. - Class H	21,200	106,763
GD Power Development Co. Ltd. - Class A	172,600	119,596
Geely Automobile Holdings Ltd.	199,000	234,312
Great Wall Motor Co. Ltd. - Class H	17,646	19,640
Guangdong Provincial Expressway Development Co. Ltd. - Class A	46,620	63,280
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - Class A	22,200	88,004
H World Group Ltd. (ADR) (a)	10,300	398,610
Haidilao International Holding Ltd.	119,000	269,139
Haier Smart Home Co. Ltd. - Class A	65,800	228,380
Haier Smart Home Co. Ltd. - Class H (a)	101,400	315,785
Haitian International Holdings Ltd.	53,000	154,101
Hangzhou Binjiang Real Estate Group Co. Ltd. - Class A	29,813	27,685
Harbin Electric Co. Ltd. - Class H	402,000	134,798
Health & Happiness H&H International Holdings Ltd.	51,000	68,481
Hebei Yangyuan Zhihui Beverage Co. Ltd. - Class A	6,200	21,472
Hello Group, Inc. (ADR) (a)	38,800	240,948
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	136,000	365,066
Hengan International Group Co. Ltd.	148,000	466,401
Hisense Home Appliances Group Co. Ltd. - Class A	29,500	121,874
Hisense Home Appliances Group Co. Ltd. - Class H	138,000	429,754
HLA Group Corp. Ltd. - Class A	367,600	446,252
Huadong Medicine Co. Ltd. - Class A	21,200	90,376
Huafon Chemical Co. Ltd. - Class A	104,100	94,834
Huaibei Mining Holdings Co. Ltd. - Class A	102,400	232,074
Huayu Automotive Systems Co. Ltd. - Class A	62,300	141,889
Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	29,300	148,792
Hunan Valin Steel Co. Ltd. - Class A	89,500	63,666
Industrial & Commercial Bank of China Ltd. - Class H	1,992,000	1,003,635
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	167,100	84,564
Innovent Biologics, Inc. (b)	117,000	564,652
iQIYI, Inc. (ADR) (a) (b)	22,100	93,483
JD Health International, Inc. (b)	26,665	94,617
JD.com, Inc. - Class A	100,254	1,363,881
Jiangsu Expressway Co. Ltd. - Class H	256,000	262,037
Jiangsu Linyang Energy Co. Ltd. - Class A	35,400	31,013
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - Class A	24,500	115,783
Jiangxi Copper Co. Ltd. - Class A	19,500	60,736
Jiangxi Copper Co. Ltd. - Class H	236,000	402,536
Jiangxi Ganyue Expressway Co. Ltd. - Class A	99,200	62,093
JNBY Design Ltd.	92,500	173,892
Joincare Pharmaceutical Group Industry Co. Ltd. - Class A	27,499	41,303
Jointown Pharmaceutical Group Co. Ltd. - Class A	135,172	149,127
JOYY, Inc. (ADR)	16,000	492,000
KE Holdings, Inc. (ADR) (a)	17,800	244,394
Kuaishou Technology (b)	124,700	782,867
Kunlun Energy Co. Ltd.	978,000	816,629
Kweichow Moutai Co. Ltd. - Class A	3,700	872,444
LB Group Co. Ltd. - Class A	26,700	68,172
Lenovo Group Ltd.	954,000	1,105,856
Li Auto, Inc. - Class A (b)	54,200	830,978
Lingyi iTech Guangdong Co. - Class A	505,000	380,917
Longfor Group Holdings Ltd.	313,500	445,175

China—(Continued)
Lonking Holdings Ltd.	235,000	42,995
Luzhou Laojiao Co. Ltd. - Class A	4,000	102,730
Meihua Holdings Group Co. Ltd. - Class A	69,800	97,230
Meituan - Class B (b)	199,710	2,467,084
MINISO Group Holding Ltd.	63,200	325,638
Nanjing Iron & Steel Co. Ltd. - Class A	104,300	66,856
NetDragon Websoft Holdings Ltd.	86,000	120,436
NetEase, Inc.	131,400	2,730,737
New Oriental Education & Technology Group, Inc. (b)	82,000	714,710
Nongfu Spring Co. Ltd. - Class H	14,600	78,881
PDD Holdings, Inc. (ADR) (b)	29,300	3,406,125
PetroChina Co. Ltd. - Class A	427,900	547,802
PetroChina Co. Ltd. - Class H	2,184,000	1,868,145
PICC Property & Casualty Co. Ltd. - Class H	58,000	76,479
Ping An Insurance Group Co. of China Ltd. - Class A	105,300	592,979
Ping An Insurance Group Co. of China Ltd. - Class H	426,500	1,814,363
Pingdingshan Tianan Coal Mining Co. Ltd. - Class A	111,600	188,837
Pop Mart International Group Ltd.	79,400	292,246
Qifu Technology, Inc. (ADR)	6,400	117,952
Satellite Chemical Co. Ltd. - Class A (b)	138,600	327,107
Shaanxi Coal Industry Co. Ltd. - Class A	32,400	112,065
Shandong Jinjing Science & Technology Co. Ltd. - Class A	45,500	37,472
Shandong Sun Paper Industry JSC Ltd. - Class A	51,400	100,389
Shanghai International Port Group Co. Ltd. - Class A	219,000	160,888
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	28,000	66,078
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	294,100	425,363
Shanxi Coal International Energy Group Co. Ltd. - Class A	23,900	55,501
Shanxi Lu’an Environmental Energy Development Co. Ltd. - Class A	80,700	223,935
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	5,160	175,326
Shenzhen Expressway Corp. Ltd. - Class A	72,800	95,170
Shenzhen Expressway Corp. Ltd. - Class H	156,000	136,581
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. - Class A	31,600	75,006
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	4,700	182,230
Shenzhen New Industries Biomedical Engineering Co. Ltd. - Class A	8,100	75,502
Shenzhen Tagen Group Co. Ltd. - Class A	239,800	152,327
Sichuan Changhong Electric Co. Ltd. - Class A	71,600	54,446
Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	64,600	270,384
Sinopec Engineering Group Co. Ltd. - Class H	216,500	124,688
Sinotrans Ltd. - Class H	951,000	464,350
Sinotruk Hong Kong Ltd.	352,000	864,446
Sunac Services Holdings Ltd.	326,000	77,516
Sunny Optical Technology Group Co. Ltd.	14,900	76,207
Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	53,400	107,049
TAL Education Group (ADR) (b)	4,180	47,443
TangShan Port Group Co. Ltd. - Class A	323,600	195,195
TBEA Co. Ltd. - Class A	163,352	342,009
Tencent Holdings Ltd.	352,000	13,736,691
Tencent Music Entertainment Group (ADR) (b)	91,500	1,023,885
Tian Di Science & Technology Co. Ltd. - Class A	108,500	102,075
Tian Ge Interactive Holdings Ltd.	66,231	3,253
Tianli International Holdings Ltd.	116,122	60,546
Tingyi Cayman Islands Holding Corp.	125,876	138,001
Tongcheng Travel Holdings Ltd. (b)	9,614	25,397
Topsports International Holdings Ltd.	323,000	216,285
Trip.com Group Ltd. (b)	8,100	357,467

BHFTI-313

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Trip.com Group Ltd. (ADR) (b)	26,700	$1,171,863
Tsingtao Brewery Co. Ltd. - Class A	8,400	97,794
Tsingtao Brewery Co. Ltd. - Class H	58,000	399,290
Vipshop Holdings Ltd. (ADR)	59,900	991,345
Want Want China Holdings Ltd.	75,000	44,273
Weichai Power Co. Ltd. - Class A	67,800	153,039
Weichai Power Co. Ltd. - Class H	275,000	524,282
Western Mining Co. Ltd. - Class A	170,200	436,965
Wingtech Technology Co. Ltd. - Class A (b)	10,400	52,661
Wuliangye Yibin Co. Ltd. - Class A	9,800	208,108
WuXi AppTec Co. Ltd. - Class A	22,391	145,695
WuXi AppTec Co. Ltd. - Class H	84,300	400,381
Wuxi Biologics Cayman, Inc. (b)	181,000	325,317
XD, Inc. (b)	14,000	28,479
Xiamen C & D, Inc. - Class A	25,600	36,015
Xiaomi Corp. - Class B (b)	1,138,800	2,361,005
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	56,400	116,595
XPeng, Inc. - A Shares (b)	7,000	27,484
Yadea Group Holdings Ltd.	260,000	421,727
Yihai International Holding Ltd.	65,000	123,086
YongXing Special Materials Technology Co. Ltd. - Class A	5,670	37,238
Youdao, Inc. (ADR) (b)	9,800	39,396
Yuexiu Property Co. Ltd.	170,300	94,001
Yum China Holdings, Inc.	6,100	242,719
Yutong Bus Co. Ltd. - Class A	115,700	300,767
Zai Lab Ltd. (ADR) (a) (b)	7,217	115,616
Zangge Mining Co. Ltd. - Class A	18,800	77,424
Zhejiang Century Huatong Group Co. Ltd. - Class A (b)	11,850	7,810
Zhejiang Expressway Co. Ltd. - Class H	158,000	101,420
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	172,000	187,112
Zhongjin Gold Corp. Ltd. - Class A	106,100	182,434
Zijin Mining Group Co. Ltd. - Class H	108,000	216,801
ZTE Corp. - Class A	34,600	131,565
ZTE Corp. - Class H	218,800	436,803
ZTO Express Cayman, Inc. (ADR)	13,700	286,878

		93,923,092

Czech Republic—0.3%
CEZ AS	9,765	348,460
Komercni Banka AS	9,048	323,961
Moneta Money Bank AS	133,141	578,850
Philip Morris CR AS	38	25,630

		1,276,901

Egypt—0.1%
Abou Kir Fertilizers & Chemical Industries	75,943	101,093
Eastern Co. SAE	179,207	102,096
ElSewedy Electric Co.	254,173	166,500

		369,689

Greece—0.5%
Danaos Corp.	558	40,287
Jumbo SA	4,580	131,885
Motor Oil Hellas Corinth Refineries SA	9,085	270,664
Mytilineos SA	22,376	863,510

Greece—(Continued)
OPAP SA	35,430	637,566

		1,943,912

Hong Kong—0.3%
Bosideng International Holdings Ltd. (a)	1,056,000	527,817
Sino Biopharmaceutical Ltd.	147,000	56,811
Skyworth Group Ltd.	210,340	79,659
United Laboratories International Holdings Ltd.	276,000	315,819

		980,106

Hungary—0.0%
MOL Hungarian Oil & Gas PLC	21,992	178,325

India—17.5%
360 ONE WAM Ltd.	30,880	249,976
Adani Power Ltd. (b)	54,362	348,351
Alkem Laboratories Ltd.	3,006	178,468
Amara Raja Energy & Mobility Ltd.	38,032	348,726
Apollo Hospitals Enterprise Ltd.	4,213	321,129
Apollo Tyres Ltd.	24,674	138,491
Arvind Ltd.	32,580	105,985
Asian Paints Ltd.	2,686	92,016
Aster DM Healthcare Ltd. (b)	46,157	225,566
Aurobindo Pharma Ltd.	52,431	685,476
Axis Bank Ltd.	123,576	1,553,739
Bajaj Auto Ltd.	6,086	665,825
Bajaj Consumer Care Ltd.	91,815	233,643
Bajaj Finance Ltd.	6,081	528,355
Bank of Baroda	128,930	408,897
Bayer CropScience Ltd.	1,240	78,225
Bharat Electronics Ltd.	267,930	648,627
Bharat Petroleum Corp. Ltd.	114,971	833,029
Bharti Airtel Ltd.	62,630	928,265
Bombay Burmah Trading Co.	6,950	130,935
Britannia Industries Ltd.	791	46,895
CESC Ltd.	123,023	182,353
Chennai Petroleum Corp. Ltd.	28,528	309,971
Cipla Ltd.	13,734	246,327
Coal India Ltd.	251,299	1,307,882
Colgate-Palmolive India Ltd.	4,757	156,234
Cyient Ltd.	11,704	278,782
DCM Shriram Ltd.	9,927	101,817
Dr Reddy’s Laboratories Ltd.	15,907	1,172,279
Engineers India Ltd.	81,707	197,778
Finolex Cables Ltd.	22,810	273,757
GAIL India Ltd.	534,338	1,165,847
General Insurance Corp. of India	48,549	192,003
Glenmark Pharmaceuticals Ltd.	35,766	411,073
Godrej Consumer Products Ltd.	5,700	86,194
Grasim Industries Ltd.	38,164	1,057,516
Great Eastern Shipping Co. Ltd.	23,450	280,487
Gujarat Pipavav Port Ltd.	115,327	294,425
Gujarat State Fertilizers & Chemicals Ltd.	42,606	100,146
Gujarat State Petronet Ltd.	49,899	210,927
HCL Technologies Ltd.	89,929	1,668,827
HDFC Asset Management Co. Ltd.	4,906	221,460

BHFTI-314

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

India—(Continued)
HDFC Bank Ltd.	104,715	$1,820,648
Hero MotoCorp Ltd.	816	46,397
Hindalco Industries Ltd.	173,743	1,170,885
Hindustan Aeronautics Ltd.	31,520	1,267,598
Hindustan Unilever Ltd.	24,992	678,638
ICICI Bank Ltd.	206,027	2,712,303
Indian Bank	18,219	114,352
Indian Hotels Co. Ltd.	24,507	174,329
Indian Oil Corp. Ltd.	633,248	1,276,197
Indo Count Industries Ltd.	55,890	237,310
Infosys Ltd.	3,819	68,643
Infosys Ltd. (ADR)	203,300	3,645,169
ITC Ltd.	207,681	1,068,726
JB Chemicals & Pharmaceuticals Ltd.	1,748	34,641
Jindal Stainless Ltd.	10,301	85,822
Jindal Steel & Power Ltd.	9,476	96,754
JK Tyre & Industries Ltd.	14,866	77,201
JSW Steel Ltd.	84,659	847,596
Karnataka Bank Ltd.	44,188	119,329
Karur Vysya Bank Ltd.	16,127	35,469
Kaveri Seed Co. Ltd.	14,840	111,556
Kotak Mahindra Bank Ltd.	26,360	565,904
LT Foods Ltd.	128,969	288,512
Lupin Ltd.	15,235	297,129
Mahindra & Mahindra Ltd.	81,607	1,874,716
Manappuram Finance Ltd.	174,547	363,897
Maruti Suzuki India Ltd.	1,677	253,547
Max Healthcare Institute Ltd.	32,438	317,990
Motilal Oswal Financial Services Ltd.	5,526	110,771
Muthoot Finance Ltd.	25,055	444,903
National Aluminium Co. Ltd.	289,834	532,592
NCC Ltd.	39,746	110,930
NHPC Ltd.	336,193	360,142
NLC India Ltd.	52,354	143,012
NMDC Ltd.	156,949	380,418
NTPC Ltd.	425,649	1,727,359
Oil & Natural Gas Corp. Ltd.	446,227	1,437,070
Oil India Ltd.	75,807	545,578
Oracle Financial Services Software Ltd.	2,916	306,401
Petronet LNG Ltd.	12,945	40,987
Piramal Enterprises Ltd.	6,951	70,854
Polyplex Corp. Ltd.	2,226	20,484
Power Finance Corp. Ltd.	223,507	1,049,791
Power Grid Corp. of India Ltd.	485,696	1,615,568
PTC India Ltd.	54,244	121,047
Raymond Ltd.	8,398	181,798
REC Ltd.	207,946	1,133,268
Reliance Industries Ltd.	131,872	4,709,326
Shriram Finance Ltd.	8,737	247,341
Sonata Software Ltd.	19,166	166,339
State Bank of India	162,508	1,471,397
Sun Pharmaceutical Industries Ltd.	67,024	1,307,669
Supreme Industries Ltd.	13,499	685,406
Surya Roshni Ltd.	9,596	58,351
Tata Communications Ltd.	11,813	284,062
Tata Motors Ltd.	138,181	1,649,215
Tata Steel Ltd.	168,697	316,047

India—(Continued)
Tech Mahindra Ltd.	69,546	1,040,323
Titan Co. Ltd.	2,062	93,970
Torrent Power Ltd.	30,933	507,825
Triveni Turbine Ltd.	39,954	257,794
Uflex Ltd.	3,785	18,426
Ujjivan Small Finance Bank Ltd.	373,663	199,196
UltraTech Cement Ltd.	914	106,604
Union Bank of India Ltd.	65,467	120,700
UPL Ltd.	101,043	552,668
Varun Beverages Ltd.	55,290	928,669
Vedanta Ltd.	120,627	395,705
Voltamp Transformers Ltd.	1,800	207,668
Welspun Living Ltd.	78,228	129,486
West Coast Paper Mills Ltd.	9,521	67,868
Wipro Ltd.	121,298	701,871
Zensar Technologies Ltd.	20,644	149,851
Zomato Ltd. (b)	58,358	127,498

		65,152,210

Indonesia—2.0%
Astra International Tbk. PT	2,970,400	965,532
Bank Central Asia Tbk. PT	2,435,700	1,547,889
Bank Mandiri Persero Tbk. PT	3,771,600	1,726,666
Bank Negara Indonesia Persero Tbk. PT	955,600	356,008
Bank Rakyat Indonesia Persero Tbk. PT	5,518,400	2,109,232
Barito Pacific Tbk. PT	471,000	28,117
Indofood Sukses Makmur Tbk. PT	1,771,100	712,098
Sumber Alfaria Trijaya Tbk. PT	656,600	120,548

		7,566,090

Malaysia—1.1%
Alliance Bank Malaysia Bhd.	386,200	300,179
AMMB Holdings Bhd.	268,654	236,725
Berjaya Food Bhd.	3,119	389
Bermaz Auto Bhd.	336,700	170,017
Bumi Armada Bhd. (b)	425,900	51,522
CIMB Group Holdings Bhd.	624,723	867,783
Eco World Development Group Bhd.	130,000	41,740
Genting Bhd.	344,400	343,629
IJM Corp. Bhd.	340,000	174,064
IOI Corp. Bhd.	254,200	212,261
Kuala Lumpur Kepong Bhd.	13,671	64,482
Mah Sing Group Bhd.	409,900	107,876
Malayan Banking Bhd.	44,367	90,475
Padini Holdings Bhd.	33,384	23,987
Public Bank Bhd.	209,000	186,137
RHB Bank Bhd.	483,021	575,518
Sime Darby Bhd.	117,800	64,746
Sime Darby Plantation Bhd.	200,700	184,738
Ta Ann Holdings Bhd.	86,500	73,095
Tenaga Nasional Bhd.	34,000	80,764
TSH Resources Bhd.	345,000	82,424
United Plantations Bhd.	31,300	162,122
YTL Power International Bhd.	101,800	81,529

		4,176,202

BHFTI-315

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—3.0%
Alfa SAB de CV - Class A	143,900	$106,561
Alsea SAB de CV (b)	97,400	480,103
America Movil SAB de CV	709,373	664,044
Arca Continental SAB de CV	89,200	975,035
Banco del Bajio SA	255,200	991,464
Cemex SAB de CV (ADR) (b)	168,000	1,513,680
Coca-Cola Femsa SAB de CV	15,200	147,448
Fibra Uno Administracion SA de CV (REIT)	559,900	933,479
Fomento Economico Mexicano SAB de CV	45,600	596,153
GMexico Transportes SAB de CV - Class C	12,323	27,032
Gruma SAB de CV - Class B	39,245	737,620
Grupo Financiero Banorte SAB de CV - Class O	194,000	2,087,596
Grupo Mexico SAB de CV - Series B	34,600	205,311
Kimberly-Clark de Mexico SAB de CV - Class A	41,200	99,663
Orbia Advance Corp. SAB de CV	88,400	184,532
Promotora y Operadora de Infraestructura SAB de CV	28,825	306,740
Southern Copper Corp. (a)	2,100	223,692
Ternium SA (ADR)	615	25,596
TF Administradora Industrial S de Real de CV (REIT)	9,849	26,931
Wal-Mart de Mexico SAB de CV	170,500	694,576

		11,027,256

Philippines—0.5%
Bank of the Philippine Islands	39,881	83,783
Bloomberry Resorts Corp. (b)	225,900	44,355
DMCI Holdings, Inc.	1,023,400	206,748
GT Capital Holdings, Inc.	5,430	68,581
International Container Terminal Services, Inc.	162,670	933,579
Metropolitan Bank & Trust Co.	186,980	217,313
PLDT, Inc.	5,540	135,598
Robinsons Land Corp.	255,900	75,940
Semirara Mining & Power Corp.	195,600	121,402

		1,887,299

Poland—1.0%
Bank Handlowy w Warszawie SA	2,004	54,461
Bank Polska Kasa Opieki SA	28,224	1,283,283
Budimex SA	431	75,504
LPP SA	35	134,030
Powszechna Kasa Oszczednosci Bank Polski SA	100,514	1,491,770
Powszechny Zaklad Ubezpieczen SA	25,479	311,600
Santander Bank Polska SA	1,397	199,030

		3,549,678

Qatar—1.0%
Commercial Bank PSQC (b)	189,071	256,328
Industries Qatar QSC	17,124	56,300
Ooredoo QPSC	287,937	838,298
Qatar International Islamic Bank QSC (b)	112,534	337,834
Qatar Islamic Bank SAQ	213,637	1,114,854
Qatar National Bank QPSC	226,363	882,744
Vodafone Qatar QSC	183,583	88,085

		3,574,443

Russia—0.0%
Gazprom PJSC (b) (c) (d)	595,658	0
Lukoil PJSC (b) (c) (d)	28,706	0
MMC Norilsk Nickel PJSC (ADR) (b) (c) (d)	9,141	0
Mobile TeleSystems PJSC (b) (c) (d)	253,200	0
Novatek PJSC (GDR) (b) (c) (d)	1,686	0
Novolipetsk Steel PJSC (GDR) (b) (c) (d)	19,696	0
PhosAgro PJSC (b) (c) (d)	287	0
PhosAgro PJSC (GDR) (b) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (b) (c) (d)	77,745	0
Sberbank of Russia PJSC † (b) (c) (d)	879,480	0
Severstal PAO (GDR) (b) (c) (d)	30,364	0
Tatneft PJSC (ADR) (b) (c) (d)	7,842	0

		0

Saudi Arabia—4.2%
Abdullah Al Othaim Markets Co.	102,399	364,224
Al Rajhi Bank	67,879	1,504,075
Al-Dawaa Medical Services Co.	4,069	102,546
Alinma Bank	99,451	1,161,854
Almunajem Foods Co.	15,531	454,829
Arab National Bank	110,549	871,064
Arabian Centres Co. Ltd.	9,540	64,624
Arriyadh Development Co.	14,702	94,076
Astra Industrial Group	9,151	463,114
Banque Saudi Fransi	68,606	712,961
Etihad Etisalat Co.	74,182	1,040,195
Leejam Sports Co. JSC	5,269	306,973
Middle East Healthcare Co. (b)	2,131	62,504
Mobile Telecommunications Co. Saudi Arabia	205,456	691,354
Mouwasat Medical Services Co.	16	582
National Medical Care Co.	5,108	254,658
Riyad Bank	83,276	662,304
SABIC Agri-Nutrients Co.	31,195	1,019,737
Sahara International Petrochemical Co.	74,581	615,487
Saudi Arabian Mining Co. (b)	2,520	33,933
Saudi Arabian Oil Co.	77,669	636,798
Saudi Aramco Base Oil Co.	21,199	946,407
Saudi Awwal Bank	31,121	344,388
Saudi Basic Industries Corp.	32,811	683,262
Saudi Electricity Co.	18,327	96,659
Saudi National Bank	79,202	862,372
Saudi Telecom Co.	157,271	1,661,246
United Electronics Co.	244	6,223

		15,718,449

South Africa—2.5%
Absa Group Ltd.	14,329	111,762
Anglo American Platinum Ltd.	1,704	69,084
Clicks Group Ltd.	8,032	125,676
Exxaro Resources Ltd.	6,056	54,050
FirstRand Ltd. (a)	65,018	211,910
Gold Fields Ltd.	14,241	226,469
Harmony Gold Mining Co. Ltd.	48,673	401,205
Investec Ltd.	52,052	343,365
Kumba Iron Ore Ltd.	21,809	532,313
Momentum Metropolitan Holdings	311,700	334,773

BHFTI-316

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Africa—(Continued)
Naspers Ltd. - Class N	10,254	$1,812,833
Old Mutual Ltd.	483,946	300,231
Omnia Holdings Ltd.	37,943	118,256
Sanlam Ltd.	256,435	939,886
Sappi Ltd.	99,191	263,141
Sasol Ltd.	3,326	25,723
Shoprite Holdings Ltd.	68,161	890,279
Standard Bank Group Ltd. (a)	137,136	1,341,719
Sun International Ltd.	43,484	82,769
Super Group Ltd.	27,071	36,734
Truworths International Ltd.	86,088	346,734
Wilson Bayly Holmes-Ovcon Ltd. (b)	6,712	48,187
Woolworths Holdings Ltd.	157,971	493,999
Zeda Ltd. (b)	30,680	17,900

		9,128,998

South Korea—12.8%
Aekyung Industrial Co. Ltd.	6,662	90,327
Celltrion, Inc.	2,669	364,149
Chong Kun Dang Pharmaceutical Corp.	2,764	233,056
Daishin Securities Co. Ltd.	7,336	85,775
DB Insurance Co. Ltd.	12,552	899,217
Doosan Bobcat, Inc.	18,675	749,396
Ecopro BM Co. Ltd. (b)	1,194	246,802
Ecopro Co. Ltd. (b)	621	303,642
GS Holdings Corp.	9,563	343,791
Hana Financial Group, Inc.	32,055	1,402,843
Hankook Tire & Technology Co. Ltd.	22,455	901,681
Hanwha Aerospace Co. Ltd.	4,052	625,820
HD Hyundai Co. Ltd.	4,187	214,335
Hyundai Glovis Co. Ltd.	5,704	765,372
Hyundai Mobis Co. Ltd.	4,657	904,890
Hyundai Motor Co.	11,205	1,973,501
KB Financial Group, Inc.	34,276	1,782,981
KC Tech Co. Ltd.	3,595	113,283
KCC Corp.	1,208	237,858
KG Chemical Corp.	35,755	158,134
Kia Corp.	23,810	1,981,064
Korea Electric Terminal Co. Ltd.	3,201	147,479
Korea Investment Holdings Co. Ltd.	2,864	141,228
Korean Air Lines Co. Ltd.	32,405	521,770
Korean Reinsurance Co. (b)	943	5,828
KT&G Corp.	10,439	726,684
Kumho Petrochemical Co. Ltd.	4,665	486,092
LG Chem Ltd.	995	325,335
LG Corp.	663	43,009
LG Electronics, Inc.	4,851	348,912
LG Innotek Co. Ltd.	778	114,177
LS Corp.	1,163	98,784
Meritz Financial Group, Inc.	1,104	67,018
Mirae Asset Securities Co. Ltd.	136,436	824,195
NAVER Corp.	2,477	344,385
NH Investment & Securities Co. Ltd. - Class C	28,951	253,593
OCI Holdings Co. Ltd.	397	27,755
Orion Corp.	798	54,368
Orion Holdings Corp.	3,874	40,697

South Korea—(Continued)
POSCO Holdings, Inc.	4,782	1,495,947
Samsung C&T Corp.	4,804	571,510
Samsung Electro-Mechanics Co. Ltd.	5,561	619,409
Samsung Electronics Co. Ltd.	255,723	15,311,370
Samsung Fire & Marine Insurance Co. Ltd.	3,439	787,046
Samsung Life Insurance Co. Ltd.	17,035	1,208,695
Samsung SDI Co. Ltd.	1,788	634,410
Samsung SDS Co. Ltd.	6,046	734,899
Samsung Securities Co. Ltd.	26,191	792,023
Shinhan Financial Group Co. Ltd.	41,976	1,482,853
SK Hynix, Inc.	32,941	4,377,761
SK Telecom Co. Ltd.	7,289	288,608
Soulbrain Co. Ltd.	130	28,257
Woori Financial Group, Inc.	8,764	94,844

		47,376,858

Taiwan—17.8%
Accton Technology Corp.	13,000	186,281
Acter Group Corp. Ltd.	59,000	372,708
ASE Technology Holding Co. Ltd.	312,000	1,514,875
Asustek Computer, Inc.	37,000	490,370
Cathay Financial Holding Co. Ltd. (b)	66,703	100,625
Cheng Shin Rubber Industry Co. Ltd.	399,000	619,870
Chicony Power Technology Co. Ltd. (b)	80,000	442,472
Chunghwa Telecom Co. Ltd.	113,000	443,372
CTBC Financial Holding Co. Ltd.	1,688,000	1,710,482
Delta Electronics, Inc.	44,000	471,418
Depo Auto Parts Ind Co. Ltd.	69,000	491,637
Elan Microelectronics Corp.	23,000	115,360
Eva Airways Corp.	834,000	823,369
Evergreen Marine Corp. Taiwan Ltd.	21,800	119,960
Far Eastern Department Stores Ltd.	144,000	133,637
Far EasTone Telecommunications Co. Ltd.	218,000	551,152
Farglory Land Development Co. Ltd.	84,000	151,702
First Financial Holding Co. Ltd.	796,531	687,100
FSP Technology, Inc.	47,000	83,605
Fubon Financial Holding Co. Ltd.	696,155	1,508,708
Gamania Digital Entertainment Co. Ltd.	50,000	113,368
Global Brands Manufacture Ltd.	31,000	71,400
Global Mixed Mode Technology, Inc.	12,000	100,109
Goldsun Building Materials Co. Ltd. - Class C	34,600	40,779
Hannstar Board Corp.	160,000	316,002
Hon Hai Precision Industry Co. Ltd.	800,000	3,887,304
Huaku Development Co. Ltd.	46,000	180,553
Kindom Development Co. Ltd.	155,100	199,101
King’s Town Bank Co. Ltd.	50,000	80,616
Kung Long Batteries Industrial Co. Ltd.	7,000	30,622
Largan Precision Co. Ltd.	14,000	1,064,266
Lite-On Technology Corp.	246,000	814,976
Makalot Industrial Co. Ltd.	33,000	376,682
MediaTek, Inc.	101,000	3,669,054
Mega Financial Holding Co. Ltd.	34,000	42,765
Merry Electronics Co. Ltd.	71,000	262,927
Micro-Star International Co. Ltd.	156,000	815,011
MPI Corp.	15,000	142,753
Nan Pao Resins Chemical Co. Ltd.	30,000	293,907
Novatek Microelectronics Corp.	72,000	1,326,608

BHFTI-317

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—(Continued)
Pou Chen Corp.	784,000	$888,053
Primax Electronics Ltd.	155,000	415,593
Quanta Computer, Inc.	150,000	1,314,560
Radiant Opto-Electronics Corp.	20,000	107,812
Realtek Semiconductor Corp.	48,000	836,570
Sercomm Corp.	15,000	67,500
Shinkong Insurance Co. Ltd.	61,000	160,879
Simplo Technology Co. Ltd.	26,000	366,868
Sinon Corp.	83,000	101,407
SinoPac Financial Holdings Co. Ltd.	358,993	241,267
Taiwan Hon Chuan Enterprise Co. Ltd.	88,000	401,597
Taiwan Semiconductor Manufacturing Co. Ltd.	1,296,000	31,225,735
Teco Electric & Machinery Co. Ltd.	103,000	183,878
Uni-President Enterprises Corp.	249,000	594,625
Unimicron Technology Corp.	113,000	671,895
United Integrated Services Co. Ltd.	30,000	364,863
United Microelectronics Corp.	576,000	935,088
Voltronic Power Technology Corp.	10,000	516,133
Wan Hai Lines Ltd.	12,671	17,422
Winbond Electronics Corp.	361,989	305,454
Wistron Corp.	38,000	143,143
Yang Ming Marine Transport Corp.	123	169
Yuanta Financial Holding Co. Ltd.	1,340,848	1,262,049

		65,970,066

Thailand—1.6%
Advanced Info Service PCL (NVDR)	62,300	348,367
AP Thailand PCL (NVDR)	1,623,700	481,178
Bangkok Bank PCL	70,800	269,760
Bangkok Bank PCL (NVDR)	72,000	274,332
Bangkok Dusit Medical Services PCL (NVDR)	534,900	414,289
Ichitan Group PCL	610,300	279,372
Ichitan Group PCL (NVDR)	153,800	70,404
Kasikornbank PCL (NVDR)	185,900	631,891
Krung Thai Bank PCL	436,100	200,956
PTT PCL (NVDR)	1,091,000	1,001,770
Siam Cement PCL	605	4,229
SPCG PCL	70,100	21,899
Supalai PCL (NVDR)	435,200	251,799
Thai Oil PCL (NVDR)	247,600	398,786
Thanachart Capital PCL	164,100	231,693
Tisco Financial Group PCL (NVDR)	250,900	682,616
TMBThanachart Bank PCL	10,510,400	524,746

		6,088,087

Turkey—0.9%
Akbank TAS	218,164	315,860
BIM Birlesik Magazalar AS	46,346	503,707
Ford Otomotiv Sanayi AS	4,168	149,086
KOC Holding AS (b)	159,894	1,005,734
Migros Ticaret AS	7,753	97,975
Tofas Turk Otomobil Fabrikasi AS (b)	21,576	181,969
Turk Hava Yollari AO (b)	14,266	131,382
Turkcell Iletisim Hizmetleri AS	15,277	32,307
Turkiye Is Bankasi AS - Class C	1,772,052	615,976
Turkiye Petrol Rafinerileri AS	12,864	70,405

Turkey—(Continued)
Yapi ve Kredi Bankasi AS (b)	255,100	216,983

		3,321,384

United Arab Emirates—1.2%
Abu Dhabi Commercial Bank PJSC	252,344	577,224
Abu Dhabi Islamic Bank PJSC	214,007	636,427
Air Arabia PJSC	475,615	358,802
Dubai Islamic Bank PJSC	387,739	616,662
Emaar Development PJSC	188,466	420,889
Emaar Properties PJSC	69,967	155,240
Emirates NBD Bank PJSC	243,423	1,147,045
Emirates Telecommunications Group Co. PJSC	44,166	220,339
First Abu Dhabi Bank PJSC	56,467	206,072
TECOM Group PJSC	49,500	37,057

		4,375,757

United States—0.0%
Titan Cement International SA	3,873	110,962

Total Common Stocks (Cost $347,782,096)		363,656,741

Preferred Stocks—2.1%

Brazil—1.5%
Banco Bradesco SA	164,536	467,816
Cia Energetica de Minas Gerais	324,849	813,515
Gerdau SA	148,050	655,324
Itausa SA	548,582	1,148,485
Petroleo Brasileiro SA	301,000	2,242,166
Randon SA Implementos e Participacoes	33,600	86,221
Unipar Carbocloro SA - Class B	15,880	211,125

		5,624,652

Chile—0.0%
Sociedad Quimica y Minera de Chile SA - Class B	500	24,341

Colombia—0.1%
Bancolombia SA	14,973	127,923

South Korea—0.5%
Samsung Electronics Co. Ltd.	38,136	1,904,219

Taiwan—0.0%
China Development Financial Holding Corp. (b)	5,460	1,288

Total Preferred Stocks (Cost $6,023,506)		7,682,423

Short-Term Investment—0.2%

Mutual Funds—0.2%
Invesco STIC Prime Portfolio, Institutional Class 5.260% (e)	607,613	607,674

Total Short-Term Investments (Cost $607,622)		607,674

BHFTI-318

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (f)—0.6%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.1%
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $50,023; collateralized by various Common Stock with an aggregate market value of $55,714.	50,000	$50,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $50,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $51,167.	50,000	50,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $67,641; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 1.250%, maturity dates ranging from 06/30/26 - 04/30/28, and an aggregate market value of $68,963.	67,611	67,611
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $251,933; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $256,858.	251,822	251,822
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $110,017.	100,000	100,000

		519,433

Mutual Funds—0.5%
AB Government Money Market , Institutional Class 5.210% (e)	125,000	125,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (e)	50,000	50,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (e)	50,000	50,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (e)	50,000	50,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.260% (e)	500,000	500,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 5.230% (e)	500,000	500,000

		1,775,000

Total Securities Lending Reinvestments (Cost $2,294,433)		2,294,433

Total Investments—100.8% (Cost $356,707,657)		374,241,271
Other assets and liabilities (net)—(0.8)%		(2,938,837)

Net Assets—100.0%		$371,302,434

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $3,966,295 and the collateral received consisted of cash in the amount of $2,294,433 and non-cash collateral with a value of $1,925,169. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/29/19-05/10/21	879,480	$3,157,857	$0

Ten Largest Industries as of March 31, 2024 (Unaudited)	% of Net Assets
Banks	16.6
Semiconductors & Semiconductor Equipment	12.1
Technology Hardware, Storage & Peripherals	6.5
Oil, Gas & Consumable Fuels	5.8
Interactive Media & Services	4.7
Broadline Retail	4.5
Metals & Mining	3.6
Automobiles	3.4
Insurance	2.7
Electronic Equipment, Instruments & Components	2.5

BHFTI-319

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Mini Futures	06/21/24	21	USD	1,101,450	$1,326

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$14,121,966	$—	$—	$14,121,966
Chile	1,839,011	—	—	1,839,011
China	9,313,858	84,609,234	—	93,923,092
Czech Republic	—	1,276,901	—	1,276,901
Egypt	—	369,689	—	369,689
Greece	40,287	1,903,625	—	1,943,912
Hong Kong	—	980,106	—	980,106
Hungary	—	178,325	—	178,325
India	3,645,169	61,507,041	—	65,152,210
Indonesia	—	7,566,090	—	7,566,090
Malaysia	—	4,176,202	—	4,176,202
Mexico	1,762,968	9,264,288	—	11,027,256
Philippines	—	1,887,299	—	1,887,299
Poland	—	3,549,678	—	3,549,678
Qatar	—	3,574,443	—	3,574,443
Russia	—	—	0	0
Saudi Arabia	—	15,718,449	—	15,718,449
South Africa	—	9,128,998	—	9,128,998
South Korea	—	47,376,858	—	47,376,858
Taiwan	—	65,970,066	—	65,970,066
Thailand	—	6,088,087	—	6,088,087
Turkey	—	3,321,384	—	3,321,384

BHFTI-320

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
United Arab Emirates	$—	$4,375,757	$—	$4,375,757
United States	—	110,962	—	110,962
Total Common Stocks	30,723,259	332,933,482	0	363,656,741
Preferred Stocks
Brazil	5,624,652	—	—	5,624,652
Chile	24,341	—	—	24,341
Colombia	—	127,923	—	127,923
South Korea	—	1,904,219	—	1,904,219
Taiwan	—	1,288	—	1,288
Total Preferred Stocks	5,648,993	2,033,430	—	7,682,423
Total Short-Term Investment*	607,674	—	—	607,674
Securities Lending Reinvestments
Repurchase Agreements	—	519,433	—	519,433
Mutual Funds	1,775,000	—	—	1,775,000
Total Securities Lending Reinvestments	1,775,000	519,433	—	2,294,433
Total Investments	$38,754,926	$335,486,345	$0	$374,241,271

Collateral for Securities Loaned (Liability)	$—	$(2,294,433)	$—	$(2,294,433)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,326	$—	$—	$1,326

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-321

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—92.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—92.3%
Communication Services Select Sector SPDR Fund (a) (b)	440,428	$35,965,350
Industrial Select Sector SPDR Fund (a) (b)	289,365	36,448,415
iShares 0-5 Year TIPS Bond ETF (a)	706,544	70,251,670
iShares Core MSCI Emerging Markets ETF (a)	3,062,739	158,037,332
iShares Core S&P 500 ETF	372,238	195,696,684
iShares Core S&P Mid-Cap ETF (a)	896,064	54,426,927
iShares Core S&P Small-Cap ETF (a)	980,778	108,395,585
Schwab International Small-Cap Equity ETF (a)	1,001,150	35,841,170
SPDR Blackstone Senior Loan ETF (a) (b)	1,046,333	44,061,083
SPDR Bloomberg Emerging Markets Local Bond ETF (a) (b)	2,101,624	43,083,292
SPDR Bloomberg High Yield Bond ETF (a) (b)	1,296,113	123,389,958
SPDR Gold Shares (a) (b) (c)	260,360	53,561,259
SPDR Portfolio Developed World ex-U.S. ETF (b)	4,476,283	160,429,983
SPDR S&P 500 ETF Trust (a) (b)	623,194	325,974,086
Technology Select Sector SPDR Fund (a) (b)	169,260	35,251,780
Vanguard Total Bond Market ETF (a)	2,075,484	150,742,403

Total Mutual Funds (Cost $1,472,879,638)		1,631,556,977

Short-Term Investment—7.8%

Mutual Funds—7.8%
Invesco STIC Prime Portfolio, Institutional Class 5.260% (d)	137,101,174	137,114,884

Total Short-Term Investments (Cost $137,114,539)		137,114,884

Securities Lending Reinvestments (e)—7.5%

Certificates of Deposit—2.1%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (f)	3,000,000	2,999,996
Barclays Bank PLC 5.650%, SOFR + 0.320%, 06/20/24 (f)	5,000,000	5,002,530
Credit Agricole SA 5.570%, SOFR + 0.260%, 11/15/24 (f)	1,000,000	999,998
5.630%, SOFR + 0.320%, 02/18/25 (f)	1,000,000	999,998
Credit Industriel et Commercial
Zero Coupon, 11/18/24	2,000,000	1,931,980
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/09/24	4,000,000	3,975,080
Zero Coupon, 06/13/24	1,000,000	988,590
5.560%, SOFR + 0.240%, 07/11/24 (f)	1,000,000	999,988
MUFG Bank Ltd. (London)
Zero Coupon, 06/04/24	2,000,000	1,979,840
National Westminster Bank PLC 5.880%, 05/02/24	5,000,000	5,002,450
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 04/09/24	1,000,000	998,220
5.730%, SOFR + 0.400%, 04/24/24 (f)	4,000,000	4,000,864
Svenska Handelsbanken AB 5.850%, SOFR + 0.520%, 04/19/24 (f)	5,000,000	5,001,265

Certificates of Deposit—(Continued)
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (f)	3,000,000	3,005,634

		37,886,433

Commercial Paper—0.3%
Australia & New Zealand Banking Group Ltd. 5.640%, 04/18/24	3,000,000	2,990,511
5.660%, SOFR + 0.330% , 04/18/24 (f)	3,000,000	3,000,294

		5,990,805

Repurchase Agreements—3.9%
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $18,008,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $18,420,180.	18,000,000	18,000,000
Repurchase Agreement dated 03/29/24 at 5.670%, due on 07/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,140,379.	10,000,000	10,000,000
BNP Paribas Financial Markets Repurchase Agreement dated 03/29/24 at 5.360%, due on 04/01/24 with a maturity value of $2,000,893; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 05/15/38 - 02/15/51, and an aggregate market value of $2,044,856.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $1,001,062; collateralized by various Common Stock with an aggregate market value of $1,100,001.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $5,027,319; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $10,301,653; collateralized by various Common Stock with an aggregate market value of $11,000,003.	10,000,000	10,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $1,768,407; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $1,802,982.	1,767,629	1,767,629
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $3,001,370; collateralized by various Common Stock with an aggregate market value of $3,346,538.	3,000,000	3,000,000

BHFTI-322

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $10,054,347; collateralized by various Common Stock with an aggregate market value of $11,112,837.	10,000,000	$10,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $7,753,500; collateralized by various Common Stock with an aggregate market value of $8,526,284.	7,750,000	7,750,000

		68,517,629

Time Deposits—0.3%
Banco Santander SA (NY) 5.310%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	2,000,000	2,000,000
National Bank of Canada 5.390%, OBFR + 0.070%, 04/05/24 (f)	2,000,000	2,000,000

		6,000,000

Mutual Funds—0.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (d)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.200% (d)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (d)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (d)	5,000,000	5,000,000

		16,000,000

Total Securities Lending Reinvestments (Cost $134,387,800)		134,394,867

Total Investments—107.6% (Cost $1,744,381,977)		1,903,066,728
Other assets and liabilities (net)—(7.6)%		(134,787,988)

Net Assets—100.0%		$1,768,278,740

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $340,936,969 and the collateral received consisted of cash in the amount of $134,213,572 and non-cash collateral with a value of $213,908,135. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-323

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024	Income earned from affiliates during the period
Communication Services Select Sector SPDR Fund	$35,110,620	$34,898,965	$(35,613,027)	$2,247,874	$(679,082)	$35,965,350	$94,251
Energy Select Sector SPDR Fund	34,454,048	495,383	(34,871,434)	(3,369,355)	3,291,358	—	—
Financial Select Sector SPDR Fund	—	34,712,930	(36,447,321)	1,734,391	—	—	—
Industrial Select Sector SPDR Fund	—	69,754,137	(35,829,149)	1,322,272	1,201,155	36,448,415	108,881
SPDR Blackstone Senior Loan ETF	42,570,145	1,300,373	—	—	190,565	44,061,083	633,137
SPDR Bloomberg Emerging Markets Local Bond ETF	43,817,228	900,039	(100,063)	(1,244)	(1,532,668)	43,083,292	397,999
SPDR Bloomberg High Yield Bond ETF	25,981,408	96,780,757	—	—	627,793	123,389,958	1,113,262
SPDR Gold Shares	53,005,897	299,209	(3,669,361)	343,576	3,581,938	53,561,259	—
SPDR Portfolio Developed World ex-US ETF	166,518,061	9,539,267	(24,901,321)	1,865,238	7,408,738	160,429,983	—
SPDR S&P 500 ETF Trust	331,349,058	7,693,414	(45,632,765)	10,276,233	22,288,146	325,974,086	1,067,466
SPDR S&P International Small Cap ETF	35,717,518	—	(34,604,153)	1,224,974	(2,338,339)	—	—
Technology Select Sector SPDR Fund	34,715,885	401,436	(2,731,850)	411,542	2,454,767	35,251,780	57,413

	$803,239,868	$256,775,910	$(254,400,444)	$16,055,501	$36,494,371	$858,165,206	$3,472,409

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,631,556,977	$—	$—	$1,631,556,977
Total Short-Term Investment*	137,114,884	—	—	137,114,884
Securities Lending Reinvestments
Certificates of Deposit	—	37,886,433	—	37,886,433
Commercial Paper	—	5,990,805	—	5,990,805
Repurchase Agreements	—	68,517,629	—	68,517,629
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	16,000,000	—	—	16,000,000
Total Securities Lending Reinvestments	16,000,000	118,394,867	—	134,394,867
Total Investments	$1,784,671,861	$118,394,867	$—	$1,903,066,728

Collateral for Securities Loaned (Liability)	$—	$(134,213,572)	$—	$(134,213,572)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-324

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Mutual Funds—94.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—94.7%
Communication Services Select Sector SPDR Fund (a) (b)	283,527	$23,152,815
Industrial Select Sector SPDR Fund (a) (b)	185,820	23,405,887
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	560,188	7,769,808
iShares Core MSCI Emerging Markets ETF (a)	1,677,310	86,549,196
iShares Core S&P 500 ETF	189,359	99,551,707
iShares Core S&P Mid-Cap ETF (a)	576,113	34,993,104
iShares Core S&P Small-Cap ETF (a)	525,693	58,099,590
Schwab International Small-Cap Equity ETF (a)	643,349	23,031,894
SPDR Blackstone Senior Loan ETF (a) (b)	268,752	11,317,147
SPDR Bloomberg Emerging Markets Local Bond ETF (a) (b)	540,874	11,087,917
SPDR Bloomberg High Yield Bond ETF (a) (b)	277,806	26,447,131
SPDR Gold Shares (a) (b) (c)	111,597	22,957,735
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	2,864,663	102,669,522
SPDR S&P 500 ETF Trust (a) (b)	319,403	167,070,127
Technology Select Sector SPDR Fund (a) (b)	108,956	22,692,266

Total Mutual Funds (Cost $636,978,349)		720,795,846

Short-Term Investment—5.3%

Mutual Funds—5.3%
Invesco STIC Prime Portfolio, Institutional Class 5.260% (d)	40,428,035	40,432,078

Total Short-Term Investments (Cost $40,431,901)		40,432,078

Securities Lending Reinvestments (e)—8.7%

Certificates of Deposit—1.2%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	999,998
Credit Agricole SA 5.570%, SOFR + 0.260%, 11/15/24 (f)	1,000,000	999,998
5.630%, SOFR + 0.320%, 02/18/25 (f)	1,000,000	999,998
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	965,990
MUFG Bank Ltd. (London) 5.510%, SOFR + 0.200%, 09/23/24 (f)	2,000,000	2,000,000
SMBC Bank International PLC
Zero Coupon, 05/07/24	2,000,000	1,988,140
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (f)	1,000,000	1,000,216

		8,954,340

Commercial Paper—0.3%
Australia & New Zealand Banking Group Ltd. 5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330% , 04/18/24 (f)	1,000,000	1,000,098

		1,996,935

Repurchase Agreements—7.1%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $9,618,585; collateralized by various Common Stock with an aggregate market value of $10,708,526.	9,614,218	9,614,218
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,342,868.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $1,000,454; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $1,023,343.	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $4,021,856; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $5,150,826; collateralized by various Common Stock with an aggregate market value of $5,500,002.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $9,009,538; collateralized by various Common Stock with an aggregate market value of $10,042,369.	9,000,000	9,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,347,508.	3,000,000	3,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $8,003,653; collateralized by various Common Stock with an aggregate market value of $8,924,101.	8,000,000	8,000,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $1,000,453; collateralized by various Common Stock with an aggregate market value of $1,114,577.	1,000,000	1,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $10,004,517; collateralized by various Common Stock with an aggregate market value of $11,001,663.	10,000,000	10,000,000

		53,614,218

BHFTI-325

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.1%
STIT-Government & Agency Portfolio, Institutional Class 5.230% (d)	1,000,000	$1,000,000

Total Securities Lending Reinvestments (Cost $65,567,177)		65,565,493

Total Investments—108.7% (Cost $742,977,427)		826,793,417
Other assets and liabilities (net)—(8.7)%		(65,889,084)

Net Assets—100.0%		$760,904,333

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $108,667,585 and the collateral received consisted of cash in the amount of $65,518,115 and non-cash collateral with a value of $45,458,354. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2024	Income earned from affiliates during the period
Communication Services Select Sector SPDR Fund	$22,206,930	$22,468,610	$(22,524,695)	$1,418,150	$(416,180)	$23,152,815	$60,674
Energy Select Sector SPDR Fund	21,803,933	376,494	(22,132,629)	(2,118,595)	2,070,797	—	—
Financial Select Sector SPDR Fund	—	22,152,073	(23,258,876)	1,106,803	—	—	—
Industrial Select Sector SPDR Fund	—	44,502,306	(22,705,710)	837,953	771,338	23,405,887	69,920
SPDR Blackstone Senior Loan ETF	10,757,770	510,159	—	—	49,218	11,317,147	161,018
SPDR Bloomberg Emerging Markets Local Bond ETF	11,068,206	409,844	—	—	(390,133)	11,087,917	101,132
SPDR Bloomberg High Yield Bond ETF .	3,651,747	22,664,309	—	—	131,075	26,447,131	287,247
SPDR Gold Shares	22,288,893	259,440	(1,268,704)	122,489	1,555,617	22,957,735	—
SPDR Portfolio Developed World ex-U.S. ETF	103,281,126	4,506,745	(10,855,083)	795,530	4,941,204	102,669,522	—
SPDR S&P 500 ETF Trust	161,600,647	3,950,117	(14,470,082)	3,299,651	12,689,794	167,070,127	527,980
SPDR S&P International Small Cap ETF	22,562,241	—	(21,857,855)	426,719	(1,131,105)	—	—
Technology Select Sector SPDR Fund	21,909,613	542,210	(1,578,421)	237,782	1,581,082	22,692,266	36,958

	$401,131,106	$122,342,307	$(140,652,055)	$6,126,482	$21,852,707	$410,800,547	$1,244,929

BHFTI-326

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$720,795,846	$—	$—	$720,795,846
Total Short-Term Investment*	40,432,078	—	—	40,432,078
Securities Lending Reinvestments
Certificates of Deposit	—	8,954,340	—	8,954,340
Commercial Paper	—	1,996,935	—	1,996,935
Repurchase Agreements	—	53,614,218	—	53,614,218
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	64,565,493	—	65,565,493
Total Investments	$762,227,924	$64,565,493	$—	$826,793,417

Collateral for Securities Loaned (Liability)	$—	$(65,518,115)	$—	$(65,518,115)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-327

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
Boeing Co. (a)	141,000	$27,211,590
L3Harris Technologies, Inc.	267,437	56,990,825

		84,202,415

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	95,756	14,232,214

Banks—9.8%
Bank of America Corp.	1,788,700	67,827,504
Citigroup, Inc.	416,000	26,307,840
Fifth Third Bancorp (b)	921,926	34,304,866
Huntington Bancshares, Inc.	1,935,615	27,001,829
U.S. Bancorp	713,821	31,907,799
Wells Fargo & Co.	1,402,513	81,289,654

		268,639,492

Beverages—0.7%
Coca-Cola Co.	329,322	20,147,920

Broadline Retail—0.5%
Kohl’s Corp. (b)	463,628	13,514,756

Capital Markets—1.1%
Charles Schwab Corp.	400,000	28,936,000

Chemicals—1.7%
CF Industries Holdings, Inc. (b)	324,977	27,041,336
RPM International, Inc.	159,916	19,022,008

		46,063,344

Consumer Staples Distribution & Retail—1.8%
Walmart, Inc.	840,558	50,576,375

Containers & Packaging—0.9%
International Paper Co.	607,968	23,722,911

Diversified Telecommunication Services—0.9%
Verizon Communications, Inc.	574,229	24,094,649

Electric Utilities—2.5%
NextEra Energy, Inc.	103,310	6,602,542
Southern Co.	880,161	63,142,750

		69,745,292

Energy Equipment & Services—0.7%
Baker Hughes Co.	598,000	20,033,000

Entertainment—0.4%
Walt Disney Co. (b)	95,358	11,668,005

Financial Services—3.5%
Equitable Holdings, Inc.	913,512	34,722,591
Fiserv, Inc. (a)	393,735	62,926,728

		97,649,319

Food Products—2.1%
Conagra Brands, Inc. (b)	1,243,147	36,846,877
Tyson Foods, Inc. - Class A	361,000	21,201,530

		58,048,407

Ground Transportation—2.1%
Norfolk Southern Corp.	128,000	32,623,360
Union Pacific Corp.	101,112	24,866,474

		57,489,834

Health Care Equipment & Supplies—5.7%
Baxter International, Inc.	892,000	38,124,080
Becton Dickinson & Co.	157,977	39,091,409
Medtronic PLC	495,228	43,159,120
Zimmer Biomet Holdings, Inc.	269,661	35,589,859

		155,964,468

Health Care Providers & Services—4.7%
Cigna Group	75,340	27,362,734
CVS Health Corp. (b)	426,764	34,038,697
Elevance Health, Inc.	132,031	68,463,355

		129,864,786

Hotels, Restaurants & Leisure—0.8%
Las Vegas Sands Corp.	438,440	22,667,348

Household Products—2.5%
Colgate-Palmolive Co.	460,754	41,490,898
Kimberly-Clark Corp.	218,129	28,214,986

		69,705,884

Industrial Conglomerates—5.3%
3M Co.	112,000	11,879,840
General Electric Co.	314,370	55,181,366
Honeywell International, Inc.	124,000	25,451,000
Siemens AG (ADR)	570,786	54,470,108

		146,982,314

Industrial REITs—0.2%
Rexford Industrial Realty, Inc. (b)	123,000	6,186,900

Insurance—7.4%
American International Group, Inc.	809,850	63,305,974
Chubb Ltd.	311,352	80,680,644
Hartford Financial Services Group, Inc.	567,876	58,519,622

		202,506,240

IT Services—0.6%
Accenture PLC - Class A	44,763	15,515,303

Machinery—3.1%
Cummins, Inc. (b)	139,263	41,033,843
Stanley Black & Decker, Inc.	455,836	44,640,020

		85,673,863

BHFTI-328

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—2.0%
News Corp. - Class A (b)	2,133,967	$55,867,256

Multi-Utilities—2.5%
Ameren Corp.	325,832	24,098,534
Dominion Energy, Inc. (b)	508,225	24,999,588
Sempra	260,248	18,693,614

		67,791,736

Oil, Gas & Consumable Fuels—8.2%
ConocoPhillips	206,893	26,333,341
EOG Resources, Inc.	143,937	18,400,906
EQT Corp. (b)	629,000	23,317,030
Exxon Mobil Corp.	404,890	47,064,414
Suncor Energy, Inc.	766,892	28,305,984
TotalEnergies SE (ADR) (b)	949,940	65,384,370
Williams Cos., Inc.	445,267	17,352,055

		226,158,100

Passenger Airlines—0.7%
Southwest Airlines Co. (b)	612,505	17,879,021

Personal Care Products—1.2%
Kenvue, Inc.	1,572,439	33,744,541

Pharmaceuticals—5.6%
Bristol-Myers Squibb Co.	326,688	17,716,290
Elanco Animal Health, Inc. (a)	1,295,184	21,085,595
Johnson & Johnson	366,147	57,920,794
Merck & Co., Inc.	223,881	29,541,098
Pfizer, Inc.	654,301	18,156,853
Viatris, Inc.	935,000	11,163,900

		155,584,530

Residential REITs—1.7%
AvalonBay Communities, Inc.	250,089	46,406,515

Semiconductors & Semiconductor Equipment—6.2%
Applied Materials, Inc.	70,336	14,505,393
Intel Corp.	825,000	36,440,250
QUALCOMM, Inc.	601,180	101,779,774
Texas Instruments, Inc.	97,056	16,908,126

		169,633,543

Software—1.1%
Microsoft Corp.	73,686	31,001,174

Specialized REITs—1.7%
Weyerhaeuser Co.	1,331,458	47,812,657

Technology Hardware, Storage & Peripherals—4.2%
Samsung Electronics Co. Ltd. (GDR)	30,420	45,206,721
Western Digital Corp. (a) (b)	1,047,778	71,500,371

		116,707,092

Tobacco—1.5%
Philip Morris International, Inc.	439,002	40,221,363

Total Common Stocks (Cost $2,169,385,093)		2,732,638,567

Short-Term Investment—0.7%

Mutual Funds—0.7%
T. Rowe Price Treasury Reserve Fund (c)	20,134,510	20,134,510

Total Short-Term Investments (Cost $20,134,510)		20,134,510

Securities Lending Reinvestments (d)—2.6%

Certificates of Deposit—0.1%
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (e)	1,000,000	999,936
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (e)	2,000,000	1,999,940

		2,999,876

Commercial Paper—0.0%
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (e)	1,000,000	999,996

Repurchase Agreements—2.1%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $8,703,951; collateralized by various Common Stock with an aggregate market value of $9,690,249.	8,700,000	8,700,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,501,135; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $2,558,358.	2,500,000	2,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $2,010,928; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000

BHFTI-329

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $2,795,922; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $2,850,582.	2,794,688	$2,794,688
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $3,842,585; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $3,917,713.	3,840,895	3,840,895
National Bank of Canada Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $12,012,717; collateralized by various Common Stock with an aggregate market value of $13,378,064.	12,000,000	12,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $8,003,653; collateralized by various Common Stock with an aggregate market value of $8,924,101.	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,339,382.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $5,005,308; collateralized by various Common Stock with an aggregate market value of $5,565,637.	5,000,000	5,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,500,828.	5,000,000	5,000,000

		56,835,583

Mutual Funds—0.4%
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (f)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 5.240% (f)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund 5.260% (f)	2,000,000	2,000,000

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (f)	5,000,000	5,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $71,835,583)		71,835,455

Total Investments—102.5% (Cost $2,261,355,186)		2,824,608,532
Other assets and liabilities (net)—(2.5)%		(68,389,051)

Net Assets—100.0%		$2,756,219,481

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $157,907,071 and the collateral received consisted of cash in the amount of $71,835,583 and non-cash collateral with a value of $88,253,406. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of March 31, 2024	Income earned from affiliates during the period
T. Rowe Price Treasury Reserve Fund	$36,779,362	$67,010,740	$(83,655,592)	$20,134,510	$335,961

BHFTI-330

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$84,202,415	$—	$—	$84,202,415
Air Freight & Logistics	14,232,214	—	—	14,232,214
Banks	268,639,492	—	—	268,639,492
Beverages	20,147,920	—	—	20,147,920
Broadline Retail	13,514,756	—	—	13,514,756
Capital Markets	28,936,000	—	—	28,936,000
Chemicals	46,063,344	—	—	46,063,344
Consumer Staples Distribution & Retail	50,576,375	—	—	50,576,375
Containers & Packaging	23,722,911	—	—	23,722,911
Diversified Telecommunication Services	24,094,649	—	—	24,094,649
Electric Utilities	69,745,292	—	—	69,745,292
Energy Equipment & Services	20,033,000	—	—	20,033,000
Entertainment	11,668,005	—	—	11,668,005
Financial Services	97,649,319	—	—	97,649,319
Food Products	58,048,407	—	—	58,048,407
Ground Transportation	57,489,834	—	—	57,489,834
Health Care Equipment & Supplies	155,964,468	—	—	155,964,468
Health Care Providers & Services	129,864,786	—	—	129,864,786
Hotels, Restaurants & Leisure	22,667,348	—	—	22,667,348
Household Products	69,705,884	—	—	69,705,884
Industrial Conglomerates	146,982,314	—	—	146,982,314
Industrial REITs	6,186,900	—	—	6,186,900
Insurance	202,506,240	—	—	202,506,240
IT Services	15,515,303	—	—	15,515,303
Machinery	85,673,863	—	—	85,673,863
Media	55,867,256	—	—	55,867,256
Multi-Utilities	67,791,736	—	—	67,791,736
Oil, Gas & Consumable Fuels	226,158,100	—	—	226,158,100
Passenger Airlines	17,879,021	—	—	17,879,021
Personal Care Products	33,744,541	—	—	33,744,541
Pharmaceuticals	155,584,530	—	—	155,584,530
Residential REITs	46,406,515	—	—	46,406,515
Semiconductors & Semiconductor Equipment	169,633,543	—	—	169,633,543
Software	31,001,174	—	—	31,001,174
Specialized REITs	47,812,657	—	—	47,812,657
Technology Hardware, Storage & Peripherals	71,500,371	45,206,721	—	116,707,092
Tobacco	40,221,363	—	—	40,221,363
Total Common Stocks	2,687,431,846	45,206,721	—	2,732,638,567
Total Short-Term Investment*	20,134,510	—	—	20,134,510

BHFTI-331

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$2,999,876	$—	$2,999,876
Commercial Paper	—	999,996	—	999,996
Repurchase Agreements	—	56,835,583	—	56,835,583
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	60,835,455	—	71,835,455
Total Investments	$2,718,566,356	$106,042,176	$—	$2,824,608,532

Collateral for Securities Loaned (Liability)	$—	$(71,835,583)	$—	$(71,835,583)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-332

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
BWX Technologies, Inc.	75,100	$7,706,762
Howmet Aerospace, Inc.	25,900	1,772,337
Textron, Inc.	277,461	26,616,834

		36,095,933

Beverages—0.2%
Boston Beer Co., Inc. - Class A (a)	10,787	3,283,778

Biotechnology—4.5%
Alnylam Pharmaceuticals, Inc. (a)	60,407	9,027,826
Apellis Pharmaceuticals, Inc. (a) (b)	59,140	3,476,249
Argenx SE (ADR) (a)	21,045	8,285,837
Ascendis Pharma AS (ADR) (a)	30,700	4,640,919
Biogen, Inc. (a)	50,600	10,910,878
CRISPR Therapeutics AG (a) (b)	40,309	2,747,462
Cytokinetics, Inc. (a) (b)	43,000	3,014,730
Exact Sciences Corp. (a)	62,200	4,295,532
Ionis Pharmaceuticals, Inc. (a) (b)	199,300	8,639,655
Sarepta Therapeutics, Inc. (a)	38,838	5,027,968
Vaxcyte, Inc. (a) (b)	28,532	1,949,021

		62,016,077

Capital Markets—4.8%
Cboe Global Markets, Inc.	38,300	7,036,859
Intercontinental Exchange, Inc.	113,700	15,625,791
KKR & Co., Inc. (b)	164,000	16,495,120
MarketAxess Holdings, Inc. (b)	32,600	7,147,550
Raymond James Financial, Inc.	81,600	10,479,072
Tradeweb Markets, Inc. - Class A	87,000	9,062,790

		65,847,182

Chemicals—0.5%
RPM International, Inc.	52,200	6,209,190

Commercial Services & Supplies—0.9%
Veralto Corp.	86,600	7,677,956
Waste Connections, Inc.	30,100	5,177,501

		12,855,457

Construction & Engineering—0.3%
Quanta Services, Inc.	17,300	4,494,540

Construction Materials—1.5%
Martin Marietta Materials, Inc.	33,738	20,713,108

Consumer Staples Distribution & Retail—2.2%
Casey’s General Stores, Inc. (b)	37,900	12,069,255
Dollar General Corp.	23,921	3,733,111
Dollar Tree, Inc. (a) (b)	110,771	14,749,159

		30,551,525

Containers & Packaging—3.8%
Avery Dennison Corp.	83,600	18,663,700
Ball Corp. (b)	378,886	25,521,761

Containers & Packaging—(Continued)
Sealed Air Corp. (b)	216,200	8,042,640

		52,228,101

Diversified Consumer Services—0.4%
Bright Horizons Family Solutions, Inc. (a)	43,100	4,885,816

Electrical Equipment—0.1%
Shoals Technologies Group, Inc. - Class A (a) (b)	111,200	1,243,216

Electronic Equipment, Instruments & Components—2.8%
Amphenol Corp. - Class A	116,200	13,403,670
Cognex Corp. (b)	126,600	5,370,372
Keysight Technologies, Inc. (a)	108,500	16,967,230
Littelfuse, Inc.	8,900	2,156,915

		37,898,187

Energy Equipment & Services—1.3%
TechnipFMC PLC (b)	497,742	12,498,302
Weatherford International PLC (a)	50,000	5,771,000

		18,269,302

Entertainment—2.6%
Liberty Media Corp.-Liberty Formula One - Class C (a)	166,691	10,934,930
Spotify Technology SA (a)	92,800	24,489,920

		35,424,850

Financial Services—0.9%
Corpay, Inc. (a)	34,000	10,490,360
Toast, Inc. - Class A (a) (b)	86,800	2,163,056

		12,653,416

Food Products—0.6%
McCormick & Co., Inc. (b)	43,100	3,310,511
TreeHouse Foods, Inc. (a) (b)	127,849	4,979,719

		8,290,230

Ground Transportation—1.6%
J.B. Hunt Transport Services, Inc. (b)	109,400	21,797,950

Health Care Equipment & Supplies—7.8%
Alcon, Inc. (b)	130,800	10,894,332
Cooper Cos., Inc.	143,900	14,600,094
Dentsply Sirona, Inc. (b)	174,800	5,801,612
Enovis Corp. (a) (b)	134,300	8,387,035
Hologic, Inc. (a)	455,400	35,502,984
QuidelOrtho Corp. (a) (b)	142,274	6,820,615
Teleflex, Inc. (b)	109,623	24,793,434

		106,800,106

Health Care Providers & Services—2.0%
Acadia Healthcare Co., Inc. (a) (b)	178,700	14,156,614
Molina Healthcare, Inc. (a)	30,700	12,612,481

		26,769,095

BHFTI-333

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—1.5%
Veeva Systems, Inc. - Class A (a)	90,661	$21,005,247

Hotels, Restaurants & Leisure—5.5%
Caesars Entertainment, Inc. (a) (b)	167,499	7,326,406
Chipotle Mexican Grill, Inc. (a)	500	1,453,385
Domino’s Pizza, Inc.	49,210	24,451,465
Hilton Worldwide Holdings, Inc.	112,800	24,061,368
Yum! Brands, Inc. (b)	127,171	17,632,259

		74,924,883

Household Products—0.4%
Reynolds Consumer Products, Inc. (b)	170,300	4,863,768

Insurance—1.8%
Assurant, Inc.	84,400	15,887,456
Axis Capital Holdings Ltd.	64,600	4,200,292
Markel Group, Inc. (a) (b)	3,000	4,564,440

		24,652,188

Interactive Media & Services—0.7%
Match Group, Inc. (a) (b)	215,246	7,809,125
Reddit, Inc. - Class A (a) (b)	25,529	1,259,090

		9,068,215

IT Services—0.3%
MongoDB, Inc. (a) (b)	10,700	3,837,448

Life Sciences Tools & Services—6.6%
Agilent Technologies, Inc.	211,500	30,775,365
Avantor, Inc. (a)	847,800	21,678,246
Bruker Corp.	233,111	21,898,447
Mettler-Toledo International, Inc. (a)	5,600	7,455,224
West Pharmaceutical Services, Inc.	21,118	8,356,604

		90,163,886

Machinery—4.6%
Esab Corp.	132,164	14,613,373
Fortive Corp.	191,800	16,498,636
IDEX Corp.	35,600	8,687,112
Ingersoll Rand, Inc. (b)	235,100	22,322,745

		62,121,866

Media—2.4%
New York Times Co. - Class A	129,000	5,575,380
Trade Desk, Inc. - Class A (a)	306,900	26,829,198

		32,404,578

Oil, Gas & Consumable Fuels—3.4%
Cheniere Energy, Inc.	99,500	16,047,360
Chesapeake Energy Corp. (b)	74,200	6,591,186
Coterra Energy, Inc.	247,800	6,908,664
EQT Corp. (b)	298,500	11,065,395
Range Resources Corp. (b)	152,300	5,243,689

		45,856,294

Passenger Airlines—0.5%
Southwest Airlines Co. (b)	237,100	6,920,949

Personal Care Products—0.3%
Kenvue, Inc. (b)	196,260	4,211,740

Pharmaceuticals—0.4%
Catalent, Inc. (a)	85,290	4,814,620

Professional Services—4.5%
Broadridge Financial Solutions, Inc. (b)	54,700	11,205,842
Equifax, Inc. (b)	78,700	21,053,824
Paylocity Holding Corp. (a) (b)	79,900	13,731,614
TransUnion	110,800	8,841,840
Verisk Analytics, Inc.	28,900	6,812,597

		61,645,717

Real Estate Management & Development—0.5%
CoStar Group, Inc. (a)	73,483	7,098,458

Semiconductors & Semiconductor Equipment—7.4%
Astera Labs, Inc. (a) (b)	3,854	285,928
Lattice Semiconductor Corp. (a) (b)	213,200	16,678,636
Marvell Technology, Inc.	529,369	37,521,675
Microchip Technology, Inc.	444,100	39,840,211
NXP Semiconductors NV	29,100	7,210,107

		101,536,557

Software—7.5%
Atlassian Corp. - Class A (a)	25,000	4,877,750
CCC Intelligent Solutions Holdings, Inc. (a)	920,166	11,005,185
Crowdstrike Holdings, Inc. - Class A (a)	72,477	23,235,402
Fair Isaac Corp. (a)	12,600	15,745,086
Fortinet, Inc. (a)	105,200	7,186,212
PTC, Inc. (a)	113,963	21,532,169
Roper Technologies, Inc.	12,500	7,010,500
Tyler Technologies, Inc. (a) (b)	27,700	11,772,777

		102,365,081

Specialty Retail—5.0%
Bath & Body Works, Inc.	243,000	12,154,860
Burlington Stores, Inc. (a) (b)	67,900	15,765,701
Five Below, Inc. (a) (b)	44,000	7,980,720
Ross Stores, Inc.	116,400	17,082,864
Tractor Supply Co. (b)	13,969	3,655,967
Ulta Beauty, Inc. (a)	21,700	11,346,496

		67,986,608

Technology Hardware, Storage & Peripherals—0.3%
Pure Storage, Inc. - Class A (a)	69,800	3,628,902

Textiles, Apparel & Luxury Goods—0.4%
Birkenstock Holding PLC (a) (b)	61,198	2,891,605
Lululemon Athletica, Inc. (a)	6,400	2,500,160

		5,391,765

BHFTI-334

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—1.2%
Ferguson PLC	27,700	$6,050,511
United Rentals, Inc. (b)	14,600	10,528,206

		16,578,717

Total Common Stocks (Cost $901,570,227)		1,319,404,546

Convertible Preferred Stocks—0.3%

Automobiles—0.1%
Nuro, Inc. - Series D † (a) (c) (d)	37,838	154,757
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	43,934	890,982

		1,045,739

Commercial Services & Supplies—0.1%
Redwood Materials, Inc. - Series C † (a) (c) (d)	18,350	875,953

Health Care Providers & Services—0.0%
Caris Life Sciences, Inc. - Series D † (a) (c) (d)	156,199	568,564

Software—0.1%
Databricks, Inc. - Series I † (a) (c) (d)	4,164	294,353
Databricks, Inc. - Series H † (a) (c) (d)	11,738	829,759

		1,124,112

Total Convertible Preferred Stocks (Cost $5,905,716)		3,614,368

Short-Term Investment—3.1%

Mutual Funds—3.1%
T. Rowe Price Treasury Reserve Fund (e)	42,363,434	42,363,434

Total Short-Term Investments (Cost $42,363,434)		42,363,434

Securities Lending Reinvestments (f)—12.0%

Certificates of Deposit—1.5%
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (g)	2,000,000	1,999,997
Barclays Bank PLC (NY) 5.500%, SOFR + 0.170%, 08/07/24 (g)	1,000,000	1,000,105
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	3,000,000	2,965,770
5.560%, SOFR + 0.240%, 07/11/24 (g)	1,000,000	999,989
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (g)	1,000,000	1,000,154
MUFG Bank Ltd. (London)
Zero Coupon, 06/10/24	1,000,000	989,040
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (g)	2,000,000	1,999,872

Certificates of Deposit—(Continued)
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (g)	2,000,000	1,999,940
5.500%, SOFR + 0.170%, 09/16/24 (g)	2,000,000	1,999,872
SMBC Bank International PLC
Zero Coupon, 05/13/24	1,000,000	993,180
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (g)	2,000,000	2,000,342
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (g)	2,000,000	2,000,432

		20,941,723

Commercial Paper—0.7%
Australia & New Zealand Banking Group Ltd. 5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330%, 04/18/24 (g)	1,000,000	1,000,098
ING U.S. Funding LLC 5.560%, SOFR + 0.230%, 11/20/24 (g)	1,000,000	999,996
5.810%, SOFR + 0.480%, 06/13/24 (g)	2,000,000	2,001,606
Old Line Funding LLC 5.440%, SOFR + 0.110%, 06/07/24 (g)	2,000,000	1,999,996
5.450%, SOFR + 0.120%, 05/08/24 (g)	2,000,000	1,999,994

		8,998,527

Repurchase Agreements—7.9%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $19,718,928; collateralized by various Common Stock with an aggregate market value of $21,953,402.	19,709,977	19,709,977
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,501,135; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $2,558,358.	2,500,000	2,500,000
BofA Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.320%, due on 04/01/24 with a maturity value of $2,321,289; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 06/30/24 - 11/15/43, and an aggregate market value of $2,366,665.	2,320,260	2,320,260
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.620%, due on 05/03/24 with a maturity value of $5,027,319; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000

BHFTI-335

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $8,241,322; collateralized by various Common Stock with an aggregate market value of $8,800,003.	8,000,000	$8,000,000
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $20,021,195; collateralized by various Common Stock with an aggregate market value of $22,291,173.	20,000,000	20,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $10,004,558; collateralized by various Common Stock with an aggregate market value of $11,158,361.	10,000,000	10,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $14,806,759; collateralized by various Common Stock with an aggregate market value of $16,509,586.	14,800,000	14,800,000
Societe Generale Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $12,005,420; collateralized by various Common Stock with an aggregate market value of $13,357,529.	12,000,000	12,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $12,005,420; collateralized by various Common Stock with an aggregate market value of $13,202,003.	12,000,000	12,000,000

		108,330,237

Time Deposits—0.8%
Banco Santander SA (NY) 5.310%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA 5.280%, 04/01/24	2,000,000	2,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	2,000,000	2,000,000
National Bank of Canada 5.390%, OBFR + 0.070%, 04/05/24 (g)	5,000,000	5,000,000

		11,000,000

Mutual Funds—1.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (h)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (h)	5,000,000	5,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $164,271,186)		164,270,487

Total Investments—112.1% (Cost $1,114,110,563)		1,529,652,835
Other assets and liabilities (net)—(12.1)%		(164,967,732)

Net Assets—100.0%		$1,364,685,103

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2024, the market value of restricted securities was $3,614,368, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $219,099,168 and the collateral received consisted of cash in the amount of $164,204,736 and non-cash collateral with a value of $60,063,210. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2024, these securities represent 0.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$568,564
Databricks, Inc. - Series H	08/31/21	11,738	862,557	829,759
Databricks, Inc. - Series I	09/14/23	4,164	306,054	294,353
Nuro, Inc. - Series D	10/29/21	37,838	788,760	154,757
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	875,953
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	890,982

				$3,614,368

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-336

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2024 is as follows.

Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of March 31, 2024	Income earned from affiliates during the period
T. Rowe Price Treasury Reserve Fund	$34,530,624	$44,677,374	$(36,844,564)	$42,363,434	$562,182

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,319,404,546	$—	$—	$1,319,404,546
Total Convertible Preferred Stocks*	—	—	3,614,368	3,614,368
Total Short-Term Investment*	42,363,434	—	—	42,363,434
Securities Lending Reinvestments
Certificates of Deposit	—	20,941,723	—	20,941,723
Commercial Paper	—	8,998,527	—	8,998,527
Repurchase Agreements	—	108,330,237	—	108,330,237
Time Deposits	—	11,000,000	—	11,000,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	149,270,487	—	164,270,487
Total Investments	$1,376,767,980	$149,270,487	$3,614,368	$1,529,652,835

Collateral for Securities Loaned (Liability)	$—	$(164,204,736)	$—	$(164,204,736)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.

BHFTI-337

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—77.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—38.0%
Federal Home Loan Mortgage Corp. 2.000%, 04/01/52	12,424,548	$9,842,074
2.500%, 01/01/52	6,961,433	5,767,769
2.500%, 02/01/52	7,988,085	6,616,675
2.500%, 04/01/52	2,088,946	1,729,127
2.500%, 05/01/52	8,372,067	6,923,470
3.000%, 03/01/31	557,770	529,844
3.000%, 06/01/33	162,566	153,054
3.000%, 09/01/46	820,473	723,065
3.000%, 10/01/46	2,212,320	1,948,754
3.000%, 11/01/46	3,429,938	3,020,599
3.000%, 01/01/47	4,252,289	3,743,053
3.000%, 01/01/50	4,901,922	4,303,157
3.000%, 05/01/52	5,551,014	4,780,416
3.500%, 11/01/33	825,482	793,476
3.500%, 01/01/34	1,419,055	1,364,048
3.500%, 01/01/44	1,627,924	1,498,702
3.500%, 04/01/45	2,478,485	2,280,803
3.500%, 11/01/45	256,324	234,006
3.500%, 06/01/46	927,670	846,898
3.500%, 08/01/46	1,082,632	993,453
3.500%, 12/01/47	2,847,262	2,593,131
3.500%, 01/01/48	10,358,584	9,472,556
4.000%, 01/01/45	1,717,610	1,640,721
4.000%, 12/01/45	3,883,854	3,684,729
4.000%, 03/01/48	329,501	312,601
4.000%, 06/01/48	22,567	21,349
4.000%, 11/01/48	531,222	503,973
4.500%, 10/01/48	1,108,944	1,075,179
5.000%, 06/01/48	322,750	320,977
5.000%, 08/01/48	49,859	49,477
5.000%, 10/01/48	601,060	596,644
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.750%, 04/25/33	5,465,000	5,064,593
Federal Home Loan Mortgage Corp. REMICS 3.000%, 04/15/48	625,601	550,400
Federal Home Loan Mortgage Corp. STACR REMICS Trust 6.820%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	3,000,000	3,004,304
Federal National Mortgage Association
2.000%, 08/01/40	2,129,475	1,804,147
2.000%, 11/01/40	282,310	238,772
2.000%, 07/01/41	3,455,443	2,909,599
2.000%, 10/01/50	1,735,001	1,382,098
2.000%, 02/01/51	5,722,606	4,559,455
2.000%, 03/01/51	8,675,285	6,891,550
2.000%, 12/01/51	13,793,096	10,939,687
2.000%, 02/01/52	13,658,908	10,843,846
2.000%, 03/01/52	13,494,966	10,688,793
2.000%, 04/01/52	19,229,664	15,303,345
2.455%, 04/01/40	2,790,000	1,989,353
2.500%, 05/01/51	8,182,005	6,854,522
2.500%, 12/01/51	8,356,602	6,975,037
2.500%, 01/01/52	657,381	543,589
2.500%, 02/01/52	8,421,079	6,979,674
2.500%, 03/01/52	6,442,200	5,331,309

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.000%, 06/01/32	369,330	349,446
3.000%, 07/01/45	6,988,844	6,213,140
3.000%, 09/01/49	3,582,659	3,145,594
3.000%, 10/01/49	955,973	808,509
3.500%, 01/01/44	2,103,264	1,924,329
3.500%, 01/01/48	2,391,684	2,181,461
3.500%, 02/01/48	1,164,223	1,065,012
4.000%, 08/01/42	300,063	284,581
4.000%, 06/01/47	601,635	568,775
4.000%, 11/01/52	7,770,396	7,206,241
4.500%, 02/01/46	1,059,563	1,033,887
4.500%, 05/01/48	3,095,068	2,992,533
4.500%, 08/01/48	539,858	520,436
4.500%, 12/01/52	10,863,193	10,344,283
4.500%, 02/01/53	13,108,128	12,484,504
Federal National Mortgage Association REMICS 3.000%, 06/25/48	1,447,479	1,271,862
3.500%, 01/25/47	586,026	567,653
3.500%, 06/25/47	853,939	818,578
Government National Mortgage Association 2.500%, 09/20/51	4,007,026	3,414,961
3.000%, 10/20/46	688,821	615,739
3.000%, 12/20/46	2,173,872	1,942,946
3.000%, 04/20/47	445,394	398,116
3.000%, 11/20/47	781,878	697,869
3.000%, 10/20/49	829,168	718,725
3.500%, 04/20/46	1,554,714	1,436,727
3.500%, 05/20/46	688,549	636,245
3.500%, 06/20/46	152,290	140,698
3.500%, 11/20/46	2,300,033	2,124,470
3.500%, 01/20/47	399,538	368,386
3.500%, 09/20/47	738,315	679,926
3.500%, 11/20/47	1,502,927	1,382,846
3.500%, 07/20/49	109,900	98,976
4.000%, 11/20/47	756,297	718,923
4.000%, 12/20/47	689,433	653,999
4.000%, 03/20/48	490,966	465,347
4.000%, 10/20/48	988,239	932,041
4.500%, 02/20/47	1,437,148	1,410,792
4.500%, 06/20/47	2,193,626	2,144,759
5.000%, 06/20/47	1,119,716	1,117,864
5.000%, 09/20/47	595,886	594,901
Government National Mortgage Association REMICS 3.500%, 09/20/48	1,190,941	1,078,788
6.500%, SOFR30A + 1.250%, 02/20/54 (a)	1,809,593	1,810,707
Government National Mortgage Association, TBA 2.500%, TBA (b)	22,550,000	19,203,953
4.500%, TBA (b)	21,725,000	20,874,006
5.000%, TBA (b)	19,300,000	18,967,205
5.500%, TBA (b)	11,025,000	11,009,478
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (b)	38,250,000	30,255,284
2.500%, TBA (b)	13,400,000	11,074,568
3.000%, TBA (b)	31,900,000	27,440,736
3.500%, TBA (b)	30,725,000	27,495,107

BHFTI-338

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (b)	48,850,000	$45,235,180
4.500%, TBA (b)	30,225,000	28,780,921
5.000%, TBA (b)	28,975,000	28,269,841
5.500%, TBA (b)	20,575,000	20,472,871

		549,662,578

Federal Agencies—1.2%
Federal Home Loan Banks 5.300%, 05/22/24	16,610,000	16,580,144

U.S. Treasury—38.1%
U.S. Treasury Bonds 4.250%, 02/15/54	57,105,000	56,159,198
4.500%, 02/15/44 (c)	90,675,000	91,170,879
U.S. Treasury Notes 4.000%, 02/15/34 (c)	94,616,000	93,048,923
4.125%, 03/31/29	143,495,000	142,878,419
4.250%, 03/15/27	70,160,000	69,836,606
4.250%, 02/28/29 (c)	63,583,000	63,667,446
4.500%, 03/31/26	35,210,000	35,121,975

		551,883,446

Total U.S. Treasury & Government Agencies (Cost $1,140,702,213)		1,118,126,168

Corporate Bonds & Notes—18.4%

Aerospace/Defense—0.2%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,500,000	1,463,487
Boeing Co. 5.805%, 05/01/50 (c)	1,510,000	1,428,653

		2,892,140

Agriculture—0.5%
BAT Capital Corp. 4.390%, 08/15/37	830,000	697,663
4.540%, 08/15/47 (c)	3,160,000	2,439,805
4.758%, 09/06/49	172,000	136,893
5.650%, 03/16/52 (c)	280,000	252,635
Imperial Brands Finance PLC 3.125%, 07/26/24 (144A)	2,800,000	2,775,641
Reynolds American, Inc. 5.850%, 08/15/45	1,805,000	1,674,222

		7,976,859

Airlines—0.2%
United Airlines Pass-Through Trust 5.800%, 07/15/37	2,800,000	2,847,040

Banks—5.4%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a) (c)	8,080,000	7,526,657

Banks—(Continued)
Bank of America Corp.
2.087%, SOFR + 1.060%, 06/14/29 (a)	4,855,000	4,290,259
2.299%, SOFR + 1.220%, 07/21/32 (a) (c)	2,235,000	1,828,920
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	990,000	946,330
Citigroup, Inc. 1.462%, SOFR + 0.770%, 06/09/27 (a)	810,000	744,010
2.976%, SOFR + 1.422%, 11/05/30 (a)	1,090,000	968,223
3.057%, SOFR + 1.351%, 01/25/33 (a)	1,575,000	1,338,997
Goldman Sachs Group, Inc. 1.431%, SOFR + 0.798%, 03/09/27 (a)	4,250,000	3,935,880
1.542%, SOFR + 0.818%, 09/10/27 (a) (c)	2,247,000	2,053,211
1.948%, SOFR + 0.913%, 10/21/27 (a)	1,550,000	1,424,795
5.836%, SOFR + 0.486%, 10/21/24 (a)	2,060,000	2,061,215
HSBC Holdings PLC 2.013%, SOFR + 1.732%, 09/22/28 (a)	4,140,000	3,701,556
2.206%, SOFR + 1.285%, 08/17/29 (a) (c)	835,000	731,817
4.755%, SOFR + 2.110%, 06/09/28 (a)	675,000	661,940
JPMorgan Chase & Co. 0.969%, 3M TSFR + 0.580%, 06/23/25 (a) (c)	3,930,000	3,884,357
1.040%, 3M TSFR + 0.695%, 02/04/27 (a) (c)	1,700,000	1,573,275
1.578%, SOFR + 0.885%, 04/22/27 (a)	5,695,000	5,279,919
1.953%, SOFR + 1.065%, 02/04/32 (a)	215,000	175,169
2.182%, SOFR + 1.890%, 06/01/28 (a)	580,000	530,546
2.580%, 3M TSFR + 1.250%, 04/22/32 (a) (c)	295,000	249,404
2.739%, 3M TSFR + 1.510%, 10/15/30 (a) (c)	1,215,000	1,075,974
2.947%, SOFR + 1.170%, 02/24/28 (a) (c)	1,250,000	1,174,484
Lloyds Banking Group PLC 3.870%, 1Y H15 + 3.500%, 07/09/25 (a) (c)	2,515,000	2,501,816
Morgan Stanley 1.164%, SOFR + 0.560%, 10/21/25 (a)	7,505,000	7,307,557
1.928%, SOFR + 1.020%, 04/28/32 (a) (c)	300,000	240,797
2.239%, SOFR + 1.178%, 07/21/32 (a)	550,000	449,288
2.475%, SOFR + 1.000%, 01/21/28 (a)	1,275,000	1,186,039
2.484%, SOFR + 1.360%, 09/16/36 (a)	1,165,000	921,380
PNC Financial Services Group, Inc. 5.068%, SOFR + 1.933%, 01/24/34 (a)	685,000	663,561
5.676%, SOFR + 1.902%, 01/22/35 (a) (c)	265,000	267,414
6.037%, SOFR + 2.140%, 10/28/33 (a)	800,000	827,113
6.875%, SOFR + 2.284%, 10/20/34 (a) (c)	1,225,000	1,341,411
Santander U.K. Group Holdings PLC 1.532%, 1Y H15 + 1.250%, 08/21/26 (a)	330,000	310,837
1.673%, SOFR + 0.989%, 06/14/27 (a) (c)	1,250,000	1,143,468
2.469%, SOFR + 1.220%, 01/11/28 (a) (c)	725,000	666,254
U.S. Bancorp 4.839%, SOFR + 1.600%, 02/01/34 (a)	1,300,000	1,234,427
5.678%, SOFR + 1.860%, 01/23/35 (a) (c)	510,000	514,962
5.836%, SOFR + 2.260%, 06/12/34 (a) (c)	95,000	96,829
5.850%, SOFR + 2.090%, 10/21/33 (a) (c)	1,375,000	1,401,913
Wells Fargo & Co. 2.393%, SOFR + 2.100%, 06/02/28 (a) (c)	4,790,000	4,384,306
3.350%, SOFR + 1.500%, 03/02/33 (a) (c)	3,365,000	2,919,567
3.526%, SOFR + 1.510%, 03/24/28 (a) (c)	950,000	904,200
4.897%, SOFR + 2.100%, 07/25/33 (a)	1,430,000	1,378,030
5.389%, SOFR + 2.020%, 04/24/34 (a)	660,000	655,890

		77,473,997

BHFTI-339

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.1%
Bacardi Ltd. 4.450%, 05/15/25 (144A) (c)	405,000	$399,339
5.300%, 05/15/48 (144A)	1,105,000	1,039,190

		1,438,529

Biotechnology—0.0%
Amgen, Inc. 5.650%, 03/02/53 (c)	315,000	320,971

Chemicals—0.3%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A) (c)	4,273,000	3,549,775
4.375%, 06/01/47	345,000	266,369
5.000%, 09/26/48	625,000	534,330

		4,350,474

Diversified Financial Services—1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28 (c)	2,195,000	1,986,081
3.300%, 01/30/32 (c)	4,300,000	3,687,922
Air Lease Corp. 2.300%, 02/01/25 (c)	4,715,000	4,578,849
Avolon Holdings Funding Ltd. 2.528%, 11/18/27 (144A)	1,274,000	1,133,083
2.875%, 02/15/25 (144A)	1,995,000	1,941,248
3.950%, 07/01/24 (144A)	560,000	556,758
Intercontinental Exchange, Inc. 1.850%, 09/15/32 (c)	2,155,000	1,680,407

		15,564,348

Electric—2.0%
AEP Transmission Co. LLC 5.150%, 04/01/34	935,000	931,712
Appalachian Power Co. 3.300%, 06/01/27 (c)	760,000	717,760
4.450%, 06/01/45	1,440,000	1,190,099
Duke Energy Carolinas LLC 4.250%, 12/15/41	1,300,000	1,119,278
Duke Energy Florida LLC 5.875%, 11/15/33 (c)	335,000	353,962
Duke Energy Progress LLC 4.100%, 05/15/42 (c)	1,000,000	844,358
4.100%, 03/15/43	2,325,000	1,936,282
5.100%, 03/15/34	15,000	14,991
Eversource Energy 4.600%, 07/01/27 (c)	1,660,000	1,631,554
5.950%, 02/01/29 (c)	1,160,000	1,196,956
FirstEnergy Pennsylvania Electric Co. 3.250%, 03/15/28 (144A) (c)	570,000	527,552
4.150%, 04/15/25 (144A)	2,800,000	2,745,222
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,388,124
Florida Power & Light Co. 3.990%, 03/01/49	2,000,000	1,645,224

Electric—(Continued)
International Transmission Co. 4.625%, 08/15/43 (c)	2,750,000	2,387,667
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	851,085
Public Service Co. of Colorado 5.250%, 04/01/53 (c)	1,545,000	1,466,854
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,059,945
Southwestern Electric Power Co. 4.100%, 09/15/28 (c)	3,000,000	2,876,577

		28,885,202

Entertainment—0.6%
Warnermedia Holdings, Inc. 5.050%, 03/15/42 (c)	4,510,000	3,876,314
5.141%, 03/15/52 (c)	5,322,000	4,417,247

		8,293,561

Food—0.6%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.750%, 03/15/34 (144A)	2,285,000	2,400,900
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.000%, 05/15/32 (c)	1,085,000	884,883
3.750%, 12/01/31	380,000	328,557
4.375%, 02/02/52 (c)	1,500,000	1,089,302
6.500%, 12/01/52 (c)	1,795,000	1,773,643
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (c)	1,200,000	1,017,024
6.250%, 07/01/33	1,080,000	1,103,638

		8,597,947

Gas—0.7%
East Ohio Gas Co. 2.000%, 06/15/30 (144A)	1,780,000	1,461,866
KeySpan Gas East Corp. 3.586%, 01/18/52 (144A) (c)	5,000,000	3,378,858
5.994%, 03/06/33 (144A)	220,000	222,954
Southern Co. Gas Capital Corp. 3.250%, 06/15/26 (c)	4,000,000	3,828,980
Spire, Inc. 4.700%, 08/15/44	1,000,000	853,396

		9,746,054

Healthcare-Services—1.2%
Centene Corp. 3.000%, 10/15/30 (c)	2,477,000	2,123,772
CommonSpirit Health 2.782%, 10/01/30	870,000	754,615
3.347%, 10/01/29	110,000	100,881
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A)	2,050,000	1,854,751
HCA, Inc. 5.250%, 06/15/26	1,505,000	1,500,611
5.250%, 06/15/49 (c)	1,395,000	1,273,254
5.875%, 02/01/29 (c)	2,000,000	2,044,877

BHFTI-340

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Humana, Inc. 3.700%, 03/23/29 (c)	4,685,000	$4,408,716
New York & Presbyterian Hospital 3.563%, 08/01/36	4,490,000	3,892,584

		17,954,061

Insurance—0.9%
Aon Corp./Aon Global Holdings PLC 3.900%, 02/28/52 (c)	960,000	737,620
Athene Global Funding 1.985%, 08/19/28 (144A)	5,100,000	4,403,977
3.205%, 03/08/27 (144A)	1,055,000	985,382
Farmers Exchange Capital III 5.454%, 10/15/54 (144A)	3,530,000	2,911,204
Farmers Insurance Exchange 4.747%, 11/01/57 (144A)	90,000	67,784
Teachers Insurance & Annuity Association of America 4.375%, 09/15/54 (144A) (c)	3,500,000	3,455,670

		12,561,637

Media—0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.250%, 04/01/53 (c)	1,605,000	1,271,103
5.375%, 05/01/47 (c)	6,500,000	5,237,478
Time Warner Cable LLC 5.500%, 09/01/41	2,065,000	1,718,994

		8,227,575

Oil & Gas—0.1%
Petroleos Mexicanos 6.350%, 02/12/48	55,000	35,075
6.750%, 09/21/47	1,197,000	796,190

		831,265

Packaging & Containers—0.4%
Amcor Finance USA, Inc. 3.625%, 04/28/26	2,625,000	2,531,741
Berry Global, Inc. 1.570%, 01/15/26 (c)	1,587,000	1,483,508
1.650%, 01/15/27 (c)	2,631,000	2,388,425

		6,403,674

Pharmaceuticals—0.6%
Bayer U.S. Finance II LLC 4.375%, 12/15/28 (144A)	4,506,000	4,241,197
4.400%, 07/15/44 (144A) (c)	1,205,000	922,619
4.625%, 06/25/38 (144A)	1,250,000	1,044,489
4.875%, 06/25/48 (144A)	1,965,000	1,579,196
Cigna Group 3.400%, 03/15/51 (c)	739,000	527,196

		8,314,697

Pipelines—0.3%
Energy Transfer LP 5.000%, 05/15/50	2,765,000	2,425,925
5.150%, 03/15/45 (c)	747,000	678,749
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A) (c)	1,560,000	1,457,957
TransCanada PipeLines Ltd. 4.625%, 03/01/34 (c)	145,000	136,886

		4,699,517

Real Estate Investment Trusts—1.7%
American Assets Trust LP 3.375%, 02/01/31	1,950,000	1,589,633
American Homes 4 Rent LP 2.375%, 07/15/31	975,000	791,924
3.375%, 07/15/51	860,000	572,599
American Tower Corp. 2.300%, 09/15/31	2,404,000	1,962,100
2.700%, 04/15/31	2,265,000	1,917,453
5.550%, 07/15/33 (c)	710,000	715,494
5.650%, 03/15/33	1,458,000	1,480,810
DOC DR LLC 2.625%, 11/01/31 (c)	990,000	815,535
Extra Space Storage LP 2.350%, 03/15/32	130,000	104,015
2.400%, 10/15/31 (c)	349,000	287,132
2.550%, 06/01/31 (c)	1,000,000	830,157
3.900%, 04/01/29	320,000	301,271
GLP Capital LP/GLP Financing II, Inc. 4.000%, 01/15/30 (c)	2,032,000	1,855,130
4.000%, 01/15/31 (c)	60,000	53,539
5.300%, 01/15/29	265,000	260,570
5.750%, 06/01/28	2,000,000	2,001,478
Healthcare Realty Holdings LP 2.000%, 03/15/31 (c)	282,000	224,159
2.050%, 03/15/31	211,000	162,705
3.500%, 08/01/26 (c)	2,399,000	2,289,441
Hudson Pacific Properties LP 3.250%, 01/15/30 (c)	2,253,000	1,735,405
3.950%, 11/01/27	24,000	21,263
4.650%, 04/01/29 (c)	335,000	285,390
Invitation Homes Operating Partnership LP 2.000%, 08/15/31 (c)	2,144,000	1,703,601
5.500%, 08/15/33 (c)	255,000	254,018
LXP Industrial Trust 6.750%, 11/15/28 (c)	410,000	427,383
Rexford Industrial Realty LP 2.150%, 09/01/31 (c)	155,000	124,121
VICI Properties LP 4.950%, 02/15/30 (c)	235,000	227,258
5.125%, 05/15/32 (c)	1,073,000	1,026,322
VICI Properties LP/VICI Note Co., Inc.
3.875%, 02/15/29 (144A)	575,000	529,212
4.125%, 08/15/30 (144A)	57,000	51,830
4.500%, 01/15/28 (144A) (c)	389,000	372,688

BHFTI-341

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
VICI Properties LP/VICI Note Co., Inc.
4.625%, 06/15/25 (144A)	110,000	$108,313

		25,081,949

Savings & Loans—0.1%
Nationwide Building Society 2.972%, SOFR + 1.290%, 02/16/28 (144A) (a) (c)	2,150,000	2,005,334

Software—0.4%
Open Text Corp. 6.900%, 12/01/27 (144A)	2,060,000	2,130,019
Oracle Corp. 3.950%, 03/25/51	4,067,000	3,098,794
Take-Two Interactive Software, Inc. 4.000%, 04/14/32 (c)	775,000	715,871

		5,944,684

Telecommunications—0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 09/20/29 (144A)	2,003,750	1,992,705
5.152%, 09/20/29 (144A) (c)	1,320,000	1,317,004
T-Mobile USA, Inc. 3.750%, 04/15/27	2,145,000	2,065,865

		5,375,574

Total Corporate Bonds & Notes (Cost $288,525,594)		265,787,089

Asset-Backed Securities—10.9%

Asset-Backed - Home Equity—0.8%
New Century Home Equity Loan Trust 6.224%, 1M TSFR + 0.894%, 08/25/34 (a)	4,914,071	4,717,490
Soundview Home Loan Trust 5.654%, 1M TSFR + 0.324%, 06/25/37 (a)	9,606,447	6,235,109

		10,952,599

Asset-Backed - Other—7.1%
AGL CLO 12 Ltd. 6.739%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	5,400,000	5,403,138
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.194%, 1M TSFR + 0.864%, 01/25/36 (a)	5,710,677	5,531,901
Apidos CLO XXV Ltd. 6.458%, 3M TSFR + 1.150%, 10/20/31 (144A) (a)	3,800,000	3,800,669
Arbor Realty Commercial Real Estate Notes Ltd. 6.510%, 1M TSFR + 1.184%, 08/15/34 (144A) (a)	4,570,000	4,535,140
Carrington Mortgage Loan Trust 5.584%, 1M TSFR + 0.254%, 12/25/36 (a)	5,643,080	5,437,771
Clover CLO LLC 6.699%, 3M TSFR + 1.382%, 04/20/32 (144A) (a)	5,000,000	5,005,290
Countrywide Asset-Backed Certificates Trust 6.794%, 1M TSFR + 1.464%, 08/25/47 (a)	3,300,000	2,995,948

Asset-Backed - Other—(Continued)
CyrusOne Data Centers Issuer I LLC 4.760%, 03/22/49 (144A)	3,380,000	3,160,669
Dryden XXVI Senior Loan Fund 6.476%, 3M TSFR + 1.162%, 04/15/29 (144A) (a)	1,552,453	1,552,196
Flexential Issuer 3.250%, 11/27/51 (144A)	4,753,000	4,307,221
FS Rialto Issuer LLC 6.641%, 1M TSFR + 1.314%, 12/16/36 (144A) (a)	1,167,338	1,160,287
JP Morgan Mortgage Acquisition Trust 5.794%, 1M TSFR + 0.464%, 01/25/37 (a)	8,307,000	7,624,101
Madison Park Funding XXIX Ltd. 6.489%, 3M TSFR + 1.180%, 10/18/30 (144A) (a)	3,600,000	3,600,645
Neuberger Berman CLO XX Ltd. 7.226%, 3M TSFR + 1.912%, 07/15/34 (144A) (a)	5,000,000	5,003,560
New Economy Assets Phase 1 Sponsor LLC 2.410%, 10/20/61 (144A)	1,313,000	1,102,611
Octagon 52 Ltd. 7.029%, 3M TSFR + 1.712%, 04/20/34 (144A) (a)	4,900,000	4,868,243
Octagon Investment Partners 46 Ltd. 6.736%, 3M TSFR + 1.422%, 07/15/36 (144A) (a)	5,520,000	5,523,687
OHA Credit Funding 4 Ltd. 7.229%, 3M TSFR + 1.912%, 10/22/36 (144A) (a)	4,000,000	4,003,664
Palmer Square Loan Funding Ltd. 6.721%, 3M TSFR + 1.400%, 04/15/31 (144A) (a)	3,600,000	3,599,968
Popular ABS Mortgage Pass-Through Trust 6.029%, 1M TSFR + 0.699%, 02/25/36 (a)	764,856	756,996
Rockford Tower CLO Ltd. 6.769%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	3,925,675	3,926,723
Structured Asset Investment Loan Trust 6.244%, 1M TSFR + 0.914%, 07/25/34 (a)	1,309,043	1,294,050
U.S. Small Business Administration 3.800%, 08/01/47	3,709,248	3,420,817
3.930%, 07/01/47	6,799,924	6,339,613
5.040%, 10/01/47	3,813,089	3,805,514
Wellman Park CLO Ltd. 6.676%, 3M TSFR + 1.362%, 07/15/34 (144A) (a)	4,750,000	4,751,810

		102,512,232

Asset-Backed - Student Loan—3.0%
Navient Student Loan Trust 6.485%, SOFR30A + 1.164%, 07/26/66 (144A) (a)	4,657,849	4,671,814
6.935%, SOFR30A + 1.614%, 10/25/58 (a)	2,470,000	2,317,275
SLC Student Loan Trust 5.775%, SOFR90A + 0.422%, 09/15/39 (a)	6,468,309	6,345,365
5.775%, SOFR90A + 0.422%, 03/15/55 (a)	5,955,937	5,828,452
SLM Student Loan Trust 5.953%, SOFR90A + 0.592%, 01/25/28 (a)	1,569,106	1,533,324
5.993%, SOFR90A + 0.632%, 01/25/40 (a)	2,509,917	2,339,419
6.173%, SOFR90A + 0.812%, 10/25/64 (144A) (a)	3,068,976	3,022,662
6.185%, SOFR30A + 0.864%, 05/26/26 (a)	3,468,818	3,397,020
6.723%, SOFR90A + 1.362%, 07/25/23 (a)	3,400,873	3,373,290
6.815%, SOFR90A + 1.462%, 12/15/33 (144A) (a)	2,488,480	2,455,845
7.235%, SOFR30A + 1.914%, 09/25/43 (a)	5,800,000	5,322,017

BHFTI-342

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Wachovia Student Loan Trust 5.793%, SOFR90A + 0.432%, 04/25/40 (144A) (a)	2,954,481	$2,881,879

		43,488,362

Total Asset-Backed Securities (Cost $157,958,173)		156,953,193

Mortgage-Backed Securities—7.2%

Collateralized Mortgage Obligations—4.6%
Angel Oak Mortgage Trust 3.353%, 01/25/67 (144A) (a)	6,504,710	5,960,835
CIM Trust 1.951%, 06/25/57 (144A) (a)	4,465,235	3,980,987
2.000%, 05/01/61 (144A) (a)	5,201,334	4,542,402
2.000%, 08/25/61 (144A) (a)	4,376,330	3,631,773
2.500%, 04/25/51 (144A) (a)	10,397,460	8,330,154
3.000%, 10/25/59 (144A) (a)	3,857,827	3,507,927
5.400%, 04/25/62 (144A) (a)	6,591,423	6,311,531
CSMC Trust 3.850%, 09/25/57 (144A) (a)	3,753,993	3,538,363
4.547%, 05/25/67 (144A) (a)	3,844,048	3,730,376
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	2,777,697	2,664,611
JP Morgan Mortgage Trust 2.500%, 12/25/51 (144A) (a)	5,798,829	5,236,027
2.500%, 06/25/52 (144A) (a)	9,686,750	8,372,490
PHH Alternative Mortgage Trust 6.044%, 1M TSFR + 0.714%, 07/25/37 (a)	3,253,796	3,099,159
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (a)	31,546	31,412
WaMu Mortgage Pass-Through Certificates Trust 5.048%, 06/25/34 (a)	2,351,869	2,251,542
6.024%, 1M TSFR + 0.694%, 10/25/45 (a)	1,501,069	1,432,258

		66,621,847

Commercial Mortgage-Backed Securities—2.6%
BAMLL Commercial Mortgage Securities Trust 4.091%, 08/10/38 (144A) (a)	3,265,000	3,023,422
BANK 4.493%, 06/15/55 (a)	4,231,000	4,053,278
BX Trust 3.202%, 12/09/41 (144A)	895,000	796,493
BXHPP Trust 6.089%, 1M TSFR + 0.764%, 08/15/36 (144A) (a)	4,777,000	4,595,149
COMM Mortgage Trust 3.620%, 07/10/50	1,654,171	1,628,571
CSAIL Commercial Mortgage Trust 2.561%, 03/15/53	3,384,500	2,857,222
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,577,638
GS Mortgage Securities Corp. Trust 6.395%, 1M TSFR + 1.064%, 12/15/36 (144A) (a)	4,225,000	4,191,992

Commercial Mortgage-Backed Securities—(Continued)
Hudson Yards Mortgage Trust 2.943%, 12/10/41 (144A) (a)	1,850,000	1,620,925
3.228%, 07/10/39 (144A)	1,875,000	1,677,959
JP Morgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	1,800,920
Ladder Capital Commercial Mortgage Trust 3.551%, 07/12/50 (144A)	2,834,000	2,673,413
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	2,040,952
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (a)	2,219,000	1,711,832
4.144%, 01/05/43 (144A) (a)	110,000	86,710
SMRT Commercial Mortgage Trust 8.676%, 1M TSFR + 3.350%, 01/15/39 (144A) (a)	3,500,000	3,246,286

		37,582,762

Total Mortgage-Backed Securities (Cost $113,063,807)		104,204,609

Municipals—0.6%
City of New York, General Obligation Unlimited 5.968%, 03/01/36	1,750,000	1,848,010
County of Miami-Dade Aviation Revenue 3.555%, 10/01/34	600,000	533,156
New York City Transitional Finance Authority Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,209,098
5.267%, 05/01/27	2,150,000	2,173,030
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	3,420,000	2,354,540

Total Municipals (Cost $9,582,686)		8,117,834

Short-Term Investments—17.9%

Discount Notes—2.4%
Federal Home Loan Bank 4.917%, 08/28/24 (d)	25,000,000	24,459,719
5.193%, 05/15/24 (d)	10,000,000	9,930,400

		34,390,119

Mutual Funds—15.1%
State Street Institutional Liquid Reserves Fund, Trust Class 5.351% (e)	219,037,195	219,168,618

U.S. Treasury—0.4%
U.S. Treasury Bill 4.898%, 04/11/24 (d)	6,315,000	6,305,810

Total Short-Term Investments (Cost $259,915,548)		259,864,547

BHFTI-343

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (f)—10.8%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.9%
Bank of America Corp. 5.560%, SOFR + 0.230%, 07/08/24 (a)	1,000,000	$1,000,400
Bank of Nova Scotia 5.640%, SOFR + 0.310%, 03/19/25 (a)	1,000,000	999,990
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.360%, 01/09/25 (a)	2,000,000	2,001,392
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	965,990
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/14/24	1,000,000	993,030
5.560%, SOFR + 0.240%, 07/11/24 (a)	1,000,000	999,988
Mizuho Bank Ltd. 5.730%, SOFR + 0.400%, 04/18/24 (a)	2,000,000	2,000,308
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (a)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.500%, SOFR + 0.170%, 09/16/24 (a)	2,000,000	1,999,872
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (a)	2,000,000	2,000,342
Sumitomo Mitsui Banking Corp. 5.560%, SOFR + 0.230%, 07/11/24 (a)	2,000,000	2,000,638
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (a)	2,000,000	2,000,432
Svenska Handelsbanken AB 5.680%, SOFR + 0.350%, 01/17/25 (a)	2,000,000	2,003,100
5.850%, SOFR + 0.520%, 04/19/24 (a)	3,000,000	3,000,759
Toronto-Dominion Bank 5.710%, SOFR + 0.380%, 01/08/25 (a)	3,000,000	2,999,965
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (a)	1,000,000	1,001,878

		27,967,956

Commercial Paper—0.3%
Australia & New Zealand Banking Group Ltd. 5.640%, 04/18/24	1,000,000	996,837
5.660%, SOFR + 0.330%, 04/18/24 (a)	1,000,000	1,000,098
Ciesco LLC 5.340%, 04/01/24	3,000,000	2,998,188

		4,995,123

Repurchase Agreements—7.1%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $7,103,225; collateralized by various Common Stock with an aggregate market value of $7,908,135.	7,100,000	7,100,000
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,228,579.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,000,908; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $2,046,687.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $15,015,925; collateralized by various Common Stock with an aggregate market value of $16,500,009.	15,000,000	15,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $5,150,826; collateralized by various Common Stock with an aggregate market value of $5,500,002.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/24 at 5.300%, due on 04/01/24 with a maturity value of $2,270,718; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/24 - 05/15/50, and an aggregate market value of $2,315,109.	2,269,715	2,269,715
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $34,675,290; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $35,353,240.	34,660,039	34,660,039
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $5,005,299; collateralized by various Common Stock with an aggregate market value of $5,570,693.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $5,002,279; collateralized by various Common Stock with an aggregate market value of $5,579,181.	5,000,000	5,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $10,604,841; collateralized by various Common Stock with an aggregate market value of $11,824,433.	10,600,000	10,600,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,418.	5,000,000	5,000,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $9,004,065; collateralized by various Common Stock with an aggregate market value of $9,901,502.	9,000,000	9,000,000

		102,629,754

BHFTI-344

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—1.1%
Banco Santander SA (NY) 5.310%, 04/01/24	6,000,000	$6,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000
DNB Bank ASA 5.280%, 04/01/24	4,000,000	4,000,000
DZ Bank AG (NY) 5.290%, 04/01/24	4,000,000	4,000,000

		16,000,000

Mutual Funds—0.4%
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $157,587,043)		157,592,833

Total Investments—143.1% (Cost $2,127,335,064)		2,070,646,273
Other assets and liabilities (net)—(43.1)%		(623,608,720)

Net Assets—100.0%		$1,447,037,553

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $298,654,308 and the collateral received consisted of cash in the amount of $157,545,633 and non-cash collateral with a value of $149,196,491. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	The rate shown represents current yield to maturity.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $228,639,932, which is 15.8% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/28/24	1,653	USD	338,012,674	$(259,535)
U.S. Treasury Note 5 Year Futures	06/28/24	384	USD	41,094,000	39,359
U.S. Treasury Note Ultra 10 Year Futures	06/18/24	26	USD	2,979,844	17,221

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/18/24	(22)	USD	(2,437,531)	17,020

Net Unrealized Depreciation					$(185,935)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Receive	12M SOFR	Annually	3.520%	Annually	12/20/53	USD	10,830,000	$181,993	$—	$181,993

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

BHFTI-345

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SOFR90A)—	Secured Overnight Financing Rate 90-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,118,126,168	$—	$1,118,126,168
Total Corporate Bonds & Notes*	—	265,787,089	—	265,787,089
Total Asset-Backed Securities*	—	156,953,193	—	156,953,193
Total Mortgage-Backed Securities*	—	104,204,609	—	104,204,609
Total Municipals*	—	8,117,834	—	8,117,834
Short-Term Investments
Discount Notes	—	34,390,119	—	34,390,119
Mutual Funds	219,168,618	—	—	219,168,618
U.S. Treasury	—	6,305,810	—	6,305,810
Total Short-Term Investments	219,168,618	40,695,929	—	259,864,547
Securities Lending Reinvestments
Certificates of Deposit	—	27,967,956	—	27,967,956
Commercial Paper	—	4,995,123	—	4,995,123
Repurchase Agreements	—	102,629,754	—	102,629,754
Time Deposits	—	16,000,000	—	16,000,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	151,592,833	—	157,592,833
Total Investments	$225,168,618	$1,845,477,655	$—	$2,070,646,273

Collateral for Securities Loaned (Liability)	$—	$(157,545,633)	$—	$(157,545,633)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$73,600	$—	$—	$73,600
Futures Contracts (Unrealized Depreciation)	(259,535)	—	—	(259,535)
Total Futures Contracts	$(185,935)	$—	$—	$(185,935)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$181,993	$—	$181,993

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-346

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Textron, Inc. (a)	202,600	$19,435,418

Automobile Components—2.8%
Aptiv PLC (b)	138,600	11,039,490
BorgWarner, Inc. (a)	480,000	16,675,200

		27,714,690

Banks—2.1%
Huntington Bancshares, Inc.	579,500	8,084,025
Prosperity Bancshares, Inc.	193,000	12,695,540

		20,779,565

Broadline Retail—1.3%
eBay, Inc. (a)	238,500	12,588,030

Building Products—0.9%
Carrier Global Corp.	149,400	8,684,622

Capital Markets—2.8%
Bank of New York Mellon Corp.	258,400	14,889,008
T Rowe Price Group, Inc. (a)	107,700	13,130,784

		28,019,792

Chemicals—4.1%
Axalta Coating Systems Ltd. (b)	352,000	12,105,280
RPM International, Inc.	111,400	13,251,030
Westlake Corp. (a)	105,400	16,105,120

		41,461,430

Commercial Services & Supplies—0.8%
Republic Services, Inc.	44,300	8,480,792

Communications Equipment—1.0%
Motorola Solutions, Inc.	28,300	10,045,934

Consumer Staples Distribution & Retail—5.2%
BJ’s Wholesale Club Holdings, Inc. (b)	216,800	16,400,920
Target Corp.	105,000	18,607,050
U.S. Foods Holding Corp. (b)	310,800	16,773,876

		51,781,846

Containers & Packaging—5.2%
AptarGroup, Inc.	60,900	8,762,901
Avery Dennison Corp.	44,600	9,956,950
Crown Holdings, Inc.	193,500	15,336,810
Packaging Corp. of America	94,100	17,858,298

		51,914,959

Electric Utilities—3.2%
Alliant Energy Corp.	355,300	17,907,120
Xcel Energy, Inc.	265,800	14,286,750

		32,193,870

Electrical Equipment—1.5%
Hubbell, Inc. (a)	15,500	$6,433,275
Regal Rexnord Corp. (a)	46,100	8,302,610

		14,735,885

Electronic Equipment, Instruments & Components—3.3%
Amphenol Corp. - Class A	73,400	8,466,690
Flex Ltd. (b)	495,500	14,176,255
Zebra Technologies Corp. - Class A (b)	34,500	10,399,680

		33,042,625

Energy Equipment & Services—1.6%
Baker Hughes Co.	491,000	16,448,500

Financial Services—1.5%
Global Payments, Inc.	114,600	15,317,436

Ground Transportation—4.0%
J.B. Hunt Transport Services, Inc.	83,100	16,557,675
Knight-Swift Transportation Holdings, Inc.	233,500	12,847,170
Landstar System, Inc. (a)	55,600	10,717,456

		40,122,301

Health Care Equipment & Supplies—4.3%
Cooper Cos., Inc.	126,100	12,794,106
Hologic, Inc. (b)	201,700	15,724,532
Zimmer Biomet Holdings, Inc.	111,300	14,689,374

		43,208,012

Health Care Providers & Services—1.8%
Quest Diagnostics, Inc.	137,400	18,289,314

Hotels, Restaurants & Leisure—3.9%
Darden Restaurants, Inc. (a)	104,800	17,517,320
Hilton Worldwide Holdings, Inc.	34,800	7,423,188
Yum! Brands, Inc.	104,600	14,502,790

		39,443,298

Insurance—9.6%
American Financial Group, Inc.	139,000	18,970,720
Fidelity National Financial, Inc. (a)	240,000	12,744,000
Hartford Financial Services Group, Inc.	185,600	19,126,080
Old Republic International Corp.	428,300	13,157,376
W.R. Berkley Corp.	156,300	13,823,172
Willis Towers Watson PLC	68,400	18,810,000

		96,631,348

Life Sciences Tools & Services—2.3%
Agilent Technologies, Inc.	78,000	11,349,780
ICON PLC (b)	36,200	12,161,390

		23,511,170

Machinery—5.8%
AGCO Corp. (a)	120,400	14,811,608
Lincoln Electric Holdings, Inc. (a)	25,000	6,386,000
Middleby Corp. (a) (b)	101,500	16,320,185

BHFTI-347

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Toro Co. (a)	134,900	$12,360,887
Xylem, Inc.	65,500	8,465,220

		58,343,900

Metals & Mining—1.4%
Franco-Nevada Corp.	115,000	13,703,400

Office REITs—1.7%
Alexandria Real Estate Equities, Inc. (a)	130,500	16,822,755

Oil, Gas & Consumable Fuels—3.3%
Coterra Energy, Inc.	631,300	17,600,644
Devon Energy Corp.	309,500	15,530,710

		33,131,354

Passenger Airlines—0.9%
Alaska Air Group, Inc. (a) (b)	208,600	8,967,714

Professional Services—7.1%
FTI Consulting, Inc. (a) (b)	78,100	16,423,649
Genpact Ltd.	336,300	11,081,085
Leidos Holdings, Inc.	126,600	16,595,994
ManpowerGroup, Inc.	130,900	10,163,076
Maximus, Inc.	111,100	9,321,290
TransUnion (a)	100,500	8,019,900

		71,604,994

Residential REITs—2.3%
Camden Property Trust (a)	142,200	13,992,480
Equity LifeStyle Properties, Inc. (a)	136,700	8,803,480

		22,795,960

Retail REITs—2.0%
NNN REIT, Inc. (a)	463,500	19,809,990

Semiconductors & Semiconductor Equipment—3.3%
MKS Instruments, Inc. (a)	132,300	17,595,900
Skyworks Solutions, Inc.	144,100	15,608,912

		33,204,812

Specialized REITs—1.7%
Lamar Advertising Co. - Class A (a)	146,800	17,529,388

Specialty Retail—1.9%
Dick’s Sporting Goods, Inc. (a)	34,000	7,645,240
Ross Stores, Inc.	81,200	11,916,912

		19,562,152

Technology Hardware, Storage & Peripherals—0.6%
Western Digital Corp. (a) (b)	93,900	6,407,736

Textiles, Apparel & Luxury Goods—1.0%
Ralph Lauren Corp. (a)	51,200	9,613,312

Total Common Stocks (Cost $816,395,761)		985,348,304

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $22,799,941; collateralized by U.S. Treasury Note at 0.375%, maturing 12/31/25, with a market value of $23,249,569.	22,793,609	22,793,609

Total Short-Term Investments (Cost $22,793,609)		22,793,609

Securities Lending Reinvestments (c)—15.0%

Certificates of Deposit—2.1%
Bank of America Corp. 5.560%, SOFR + 0.230%, 07/08/24 (d)	1,000,000	1,000,400
Bank of Montreal 5.630%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	999,999
Credit Agricole SA 5.570%, SOFR + 0.260%, 11/15/24 (d)	1,000,000	999,998
5.630%, SOFR + 0.320%, 02/18/25 (d)	1,000,000	999,998
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/14/24	1,000,000	993,030
Zero Coupon, 06/13/24	1,000,000	988,590
5.560%, SOFR + 0.240%, 07/11/24 (d)	1,000,000	999,988
MUFG Bank Ltd. (London)
Zero Coupon, 06/04/24	1,000,000	989,920
Nordea Bank Abp 5.450%, SOFR + 0.120%, 07/15/24 (d)	2,000,000	1,999,872
Oversea-Chinese Banking Corp. Ltd. 5.450%, SOFR + 0.120%, 07/19/24 (d)	2,000,000	1,999,940
5.500%, SOFR + 0.170%, 09/16/24 (d)	2,000,000	1,999,872
Skandinaviska Enskilda Banken AB 5.630%, SOFR + 0.300%, 02/06/25 (d)	1,000,000	1,000,054
SMBC Bank International PLC
Zero Coupon, 05/13/24	2,000,000	1,986,360
Standard Chartered Bank 5.720%, SOFR + 0.390%, 04/19/24 (d)	1,000,000	1,000,171
Sumitomo Mitsui Trust Bank Ltd. 5.730%, SOFR + 0.400%, 04/24/24 (d)	1,000,000	1,000,216
Svenska Handelsbanken AB 5.630%, SOFR + 0.300%, 02/06/25 (d)	1,000,000	1,000,251
Westpac Banking Corp. 5.880%, SOFR + 0.550%, 10/11/24 (d)	1,000,000	1,001,878

		20,960,537

Commercial Paper—0.4%
Ciesco LLC 5.340%, 04/01/24	2,000,000	1,998,792

BHFTI-348

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Old Line Funding LLC 5.450%, SOFR + 0.120%, 05/08/24 (d)	2,000,000	$1,999,994

		3,998,786

Repurchase Agreements—11.2%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $20,188,324; collateralized by various Common Stock with an aggregate market value of $22,475,987.	20,179,159	20,179,159
Barclays Bank PLC
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,342,868.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $2,000,908; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $2,046,687.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/24 at 5.460%, due on 04/05/24 with a maturity value of $10,010,617; collateralized by various Common Stock with an aggregate market value of $11,000,006.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/24 at 5.870%, due on 09/30/24 with a maturity value of $4,120,661; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $16,285,381; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $16,603,783.	16,278,219	16,278,219
National Bank of Canada
Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/05/24 with a maturity value of $14,014,836; collateralized by various Common Stock with an aggregate market value of $15,597,940.	14,000,000	14,000,000
Repurchase Agreement dated 03/29/24 at 5.470%, due on 04/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,347,508.	3,000,000	3,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $14,906,804; collateralized by various Common Stock with an aggregate market value of $16,621,138.	14,900,000	14,900,000

Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto Repurchase Agreement dated 03/29/24 at 5.590%, due on 05/03/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/24 at 5.440%, due on 04/01/24 with a maturity value of $2,100,952; collateralized by various Common Stock with an aggregate market value of $2,340,611.	2,100,000	2,100,000
TD Prime Services LLC Repurchase Agreement dated 03/29/24 at 5.420%, due on 04/01/24 with a maturity value of $18,008,130; collateralized by various Common Stock with an aggregate market value of $19,802,998.	18,000,000	18,000,000

		112,457,378

Time Deposits—0.6%
Banco Santander SA (NY) 5.310%, 04/01/24	4,000,000	4,000,000
Credit Agricole Corporate & Investment Bank (NY) 5.300%, 04/01/24	2,000,000	2,000,000

		6,000,000

Mutual Funds—0.7%
Allspring Government Money Market Fund, Select Class 5.250% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.220% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (e)	2,000,000	2,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $150,417,445)		150,416,701

Total Investments—115.4% (Cost $989,606,815)		1,158,558,614
Other assets and liabilities (net)—(15.4)%		(154,493,070)

Net Assets—100.0%		$1,004,065,544

*	Principal amount stated in U.S. dollars unless otherwise noted.

BHFTI-349

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

(a)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $179,391,046 and the collateral received consisted of cash in the amount of $150,373,328 and non-cash collateral with a value of $31,317,028. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2024.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$985,348,304	$—	$—	$985,348,304
Total Short-Term Investment*	—	22,793,609	—	22,793,609
Securities Lending Reinvestments
Certificates of Deposit	—	20,960,537	—	20,960,537
Commercial Paper	—	3,998,786	—	3,998,786
Repurchase Agreements	—	112,457,378	—	112,457,378
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	143,416,701	—	150,416,701
Total Investments	$992,348,304	$166,210,310	$—	$1,158,558,614

Collateral for Securities Loaned (Liability)	$—	$(150,373,328)	$—	$(150,373,328)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-350

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—96.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—43.0%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	1,673,692	$1,371,285
1.500%, 07/01/41	1,220,474	996,545
2.000%, 09/01/40	1,070,716	906,516
2.000%, 06/01/41	77,703	65,511
2.000%, 08/01/41	641,309	539,888
2.000%, 12/01/41	293,298	246,409
2.000%, 01/01/42	2,064,232	1,732,720
2.000%, 05/01/42	200,000	167,128
2.000%, 11/01/50	143,597	115,046
2.000%, 03/01/51	85,489	68,944
2.000%, 09/01/51	168,350	135,436
2.000%, 11/01/51	253,481	203,925
2.500%, 06/01/50	175,959	147,150
2.500%, 07/01/50	575,016	484,726
2.500%, 11/01/50	1,939,982	1,637,713
2.500%, 12/01/50	278,064	234,737
2.500%, 07/01/51	283,743	227,883
2.500%, 09/01/51	682,973	573,322
2.500%, 11/01/51	1,743,843	1,468,556
2.500%, 01/01/52	2,303,119	1,931,999
2.500%, 03/01/52	521,180	438,229
2.500%, 04/01/52	2,950,333	2,474,021
2.635%, 1Y RFUCCT + 1.634%, 12/01/50 (a)	692,851	634,064
3.000%, 06/01/31	211,007	199,919
3.000%, 02/01/32	4,952	4,693
3.000%, 03/01/33	685,366	646,982
3.000%, 09/01/33	60,534	56,992
3.000%, 11/01/33	722,107	678,342
3.000%, 03/01/34	53,650	50,510
3.000%, 11/01/42	76,056	68,468
3.000%, 01/01/43	92,638	82,813
3.000%, 02/01/43	438,663	393,008
3.000%, 03/01/43	4,654,567	4,163,369
3.000%, 06/01/43	1,089,818	974,223
3.000%, 09/01/48	361,660	318,481
3.000%, 09/01/49	1,469,262	1,291,844
3.000%, 11/01/49	443,127	389,000
3.000%, 03/01/50	200,671	176,158
3.000%, 05/01/50	115,780	101,799
3.000%, 02/01/51	239,208	208,264
3.000%, 04/01/52	737,955	639,021
3.500%, 03/01/32	319,815	305,829
3.500%, 06/01/32	886,602	846,509
3.500%, 07/01/32	299,514	286,290
3.500%, 04/01/33	123,186	118,486
3.500%, 02/01/34	1,383,437	1,315,442
3.500%, 04/01/40	57,584	53,170
3.500%, 05/01/40	120,242	111,038
3.500%, 06/01/40	125,488	115,922
3.500%, 07/01/40	16,374	15,112
3.500%, 08/01/40	75,927	70,082
3.500%, 09/01/40	51,148	47,238
3.500%, 10/01/40	28,783	26,540
3.500%, 11/01/40	58,348	53,777
3.500%, 12/01/40	48,325	44,534

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 04/01/42	263,230	243,262
3.500%, 07/01/42	39,737	36,654
3.500%, 08/01/42	25,017	23,032
3.500%, 09/01/42	103,169	94,730
3.500%, 10/01/42	630,598	580,946
3.500%, 01/01/43	210,773	194,206
3.500%, 02/01/43	104,699	96,592
3.500%, 04/01/43	328,742	302,644
3.500%, 05/01/43	160,114	147,237
3.500%, 11/01/44	171,829	157,139
3.500%, 02/01/45	3,453	3,174
3.500%, 06/01/45	7,407	6,782
3.500%, 11/01/45	1,597,446	1,463,193
3.500%, 01/01/46	139,524	127,235
3.500%, 02/01/46	454,684	415,095
3.500%, 05/01/46	506,419	464,177
3.500%, 06/01/46	82,554	75,365
3.500%, 07/01/46	695,422	634,077
3.500%, 08/01/46	59,540	54,845
3.500%, 09/01/46	334,536	306,402
3.500%, 01/01/47	970,683	886,174
3.500%, 02/01/47	990,889	904,596
3.500%, 07/01/47	217,753	199,264
3.500%, 11/01/47	14,139	12,945
3.500%, 12/01/47	205,011	187,157
3.500%, 02/01/48	63,477	57,717
3.500%, 04/01/48	218,774	199,467
3.500%, 04/01/52	1,226,405	1,108,086
3.500%, 05/01/52	364,118	329,021
4.000%, 06/01/33	354,840	344,504
4.000%, 11/01/41	2,298	2,181
4.000%, 09/01/42	1,178,897	1,118,412
4.000%, 10/01/42	13,596	12,902
4.000%, 11/01/42	165,330	156,896
4.000%, 12/01/42	51,597	48,967
4.000%, 01/01/43	10,161	9,620
4.000%, 02/01/43	85,534	81,169
4.000%, 03/01/43	35,151	33,336
4.000%, 04/01/43	10,924	10,409
4.000%, 05/01/43	121,365	115,145
4.000%, 06/01/43	18,516	17,436
4.000%, 07/01/43	139,379	132,265
4.000%, 08/01/43	97,422	92,211
4.000%, 09/01/43	180,267	171,066
4.000%, 10/01/43	186,529	177,008
4.000%, 01/01/44	104,117	98,802
4.000%, 02/01/44	23,086	21,869
4.000%, 04/01/44	11,725	11,125
4.000%, 07/01/44	271,078	257,175
4.000%, 01/01/45	162,266	153,898
4.000%, 02/01/45	185,730	176,192
4.000%, 05/01/45	295,358	280,201
4.000%, 12/01/45	195,563	185,457
4.000%, 12/01/47	393,293	371,662
4.000%, 05/01/48	199,707	188,888

BHFTI-351

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 07/01/49	408,002	$384,179
4.000%, 05/01/52	405,089	379,056
4.000%, 06/01/52	93,065	86,502
4.000%, 07/01/52	183,235	170,103
4.500%, 05/01/39	37,728	37,047
4.500%, 07/01/40	588,202	576,854
4.500%, 09/01/40	298,210	292,826
4.500%, 02/01/41	28,506	27,991
4.500%, 08/01/41	231,955	227,766
4.500%, 09/01/41	37,503	36,826
4.500%, 10/01/41	77,820	76,415
4.500%, 02/01/44	11,021	10,715
4.500%, 06/01/52	1,951,051	1,870,403
4.500%, 07/01/52	1,122,889	1,071,365
4.500%, 08/01/52	636,932	607,706
5.000%, 06/01/41	697,549	696,517
5.000%, 07/01/41	88,761	88,526
5.000%, 12/01/44	1,000,000	1,005,257
5.000%, 06/01/52	86,102	84,041
5.000%, 07/01/52	800,617	784,812
5.213%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	16,952	17,449
5.255%, 1Y RFUCCT + 1.880%, 04/01/41 (a)	1,836	1,817
5.568%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	18,833	19,366
5.699%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	16,308	16,772
6.000%, 1Y RFUCCT + 1.750%, 12/01/40 (a)	213,717	218,874
6.000%, 1Y RFUCCT + 1.750%, 09/01/41 (a)	84,374	86,343
6.111%, 1Y RFUCCT + 1.915%, 10/01/42 (a)	34,919	35,765
6.130%, 1Y RFUCCT + 1.880%, 09/01/41 (a)	8,021	8,090
6.130%, 1Y RFUCCT + 1.880%, 10/01/41 (a)	88,265	88,547
6.160%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	5,949	5,950
6.500%, 02/01/53	1,258,658	1,297,816
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.171%, 10/25/33 (a) (b)	15,000,000	271,318
0.532%, 10/25/31 (a) (b)	6,092,122	192,009
0.864%, 10/25/35 (a) (b)	16,481,581	1,094,169
0.878%, 11/25/30 (a) (b)	4,950,799	223,923
1.036%, 10/25/30 (a) (b)	5,446,357	282,081
3.750%, 11/25/29	150,405	145,591
3.750%, 11/25/32	1,000,000	948,822
3.990%, 05/25/33 (a)	3,650,000	3,499,831
Federal Home Loan Mortgage Corp. REMICS
1.750%, 06/15/42	66,274	60,414
2.000%, 02/25/51 (b)	2,281,314	293,476
2.000%, 03/25/51 (b)	2,826,453	361,354
2.500%, 10/25/51 (b)	698,370	119,842
3.000%, 11/25/50 (b)	613,334	100,103
3.000%, 11/25/51 (b)	729,154	104,378
3.500%, 11/15/31	541,955	520,967
4.000%, 01/15/41	4,138,172	3,962,608
4.000%, 02/25/50 (b)	527,026	104,723
4.000%, 11/25/51 (b)	593,687	116,867
4.500%, 02/15/41	8,431	8,295
4.500%, 10/25/49 (b)	490,724	111,126
4.500%, 06/25/50 (b)	1,778,742	403,483

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.500%, 12/25/50 (b)	1,452,324	329,162
4.500%, 11/25/51 (b)	496,697	111,420
5.000%, 10/15/34	114,756	113,318
5.000%, 12/15/37	43,338	43,348
5.000%, 03/15/41	213,741	215,528
5.000%, 04/15/41	745,268	743,940
5.000%, 05/15/41	1,117,400	1,113,433
5.500%, 05/15/34	659,700	666,910
5.500%, 11/15/36	260,654	257,025
5.500%, 06/15/41	1,543,131	1,572,674
5.833%, SOFR30A + 0.514%, 03/15/34 (a)	115,466	114,780
6.333%, SOFR30A + 1.014%, 02/15/33 (a)	60,788	61,361
Federal Home Loan Mortgage Corp. STRIPS 2.000%, 03/25/52 (b)	777,961	103,241
Federal National Mortgage Association
1.500%, 11/01/41	1,602,275	1,304,288
1.500%, 03/01/42	689,562	561,316
2.000%, 10/01/40	2,822,274	2,387,891
2.000%, 07/01/41	507,579	427,399
2.000%, 11/01/41	2,140,036	1,797,552
2.000%, 03/01/42	1,202,544	1,008,773
2.000%, 04/01/42	523,284	438,777
2.000%, 05/01/42	595,877	497,711
2.000%, 08/01/42	995,384	836,876
2.000%, 08/01/50	224,999	179,773
2.000%, 10/01/50	214,665	171,302
2.000%, 01/01/51	157,794	126,454
2.000%, 02/01/51	463,540	371,361
2.000%, 03/01/51	79,754	64,330
2.000%, 04/01/51	2,944,588	2,340,096
2.000%, 08/01/51	1,524,282	1,218,440
2.000%, 10/01/51	94,067	75,882
2.000%, 01/01/52	606,857	486,214
2.000%, 02/01/52	955,283	766,692
2.000%, 03/01/52	1,632,097	1,316,555
2.500%, 04/01/42	4,690,872	4,042,550
2.500%, 06/01/50	593,022	497,334
2.500%, 10/01/50	2,939,386	2,458,349
2.500%, 11/01/50	495,424	416,643
2.500%, 01/01/51	450,795	379,405
2.500%, 02/01/51	56,918	47,995
2.500%, 04/01/51	228,795	192,797
2.500%, 05/01/51	451,411	365,704
2.500%, 06/01/51	149,351	125,829
2.500%, 07/01/51	79,211	67,003
2.500%, 09/01/51	411,816	345,942
2.500%, 10/01/51	241,184	202,296
2.500%, 11/01/51	653,050	551,049
2.500%, 12/01/51	4,582,040	3,835,884
2.500%, 01/01/52	264,612	212,589
2.500%, 02/01/52	858,450	722,325
2.500%, 03/01/52	594,194	498,133
2.500%, 04/01/52	348,096	291,783
2.500%, 09/01/61	520,669	416,562
3.000%, 08/01/27	21,373	20,678

BHFTI-352

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.000%, 10/01/27	31,951	$30,895
3.000%, 11/01/27	10,338	9,991
3.000%, 12/01/27	18,058	17,432
3.000%, 01/01/28	18,506	17,844
3.000%, 02/01/28	14,775	14,247
3.000%, 03/01/28	17,886	17,240
3.000%, 04/01/28	14,658	14,129
3.000%, 05/01/28	20,396	19,650
3.000%, 06/01/28	18,245	17,561
3.000%, 07/01/28	19,593	18,867
3.000%, 08/01/28	21,494	20,687
3.000%, 09/01/28	23,871	22,960
3.000%, 01/01/29	16,251	15,474
3.000%, 03/01/29	29,107	27,939
3.000%, 06/01/32	40,320	38,149
3.000%, 10/01/32	4,240	4,004
3.000%, 02/01/33	1,548,510	1,459,957
3.000%, 03/01/33	204,883	193,177
3.000%, 04/01/33	159,460	149,943
3.000%, 05/01/33	75,492	70,984
3.000%, 06/01/33	33,613	31,605
3.000%, 07/01/33	151,968	142,877
3.000%, 08/01/33	674,007	633,761
3.000%, 10/01/33	165,404	155,529
3.000%, 11/01/33	100,647	94,636
3.000%, 12/01/33	54,220	50,981
3.000%, 01/01/34	51,060	48,012
3.000%, 02/01/34	80,899	76,070
3.000%, 03/01/34	210,053	196,735
3.000%, 05/01/34	104,453	97,830
3.000%, 05/01/42	5,868,340	5,246,689
3.000%, 09/01/42	822,575	739,086
3.000%, 10/01/42	523,285	470,224
3.000%, 11/01/42	1,237,887	1,105,269
3.000%, 06/01/43	121,664	108,620
3.000%, 07/01/43	268,240	239,479
3.000%, 10/01/43	260,142	232,280
3.000%, 01/01/45	239,495	213,849
3.000%, 08/01/46	123,174	108,501
3.000%, 09/01/46	367,618	323,883
3.000%, 10/01/46	155,610	136,816
3.000%, 11/01/48	635,905	563,402
3.000%, 09/01/49	525,493	459,190
3.000%, 11/01/49	124,180	108,175
3.000%, 02/01/50	557,323	487,061
3.000%, 03/01/50	492,485	428,805
3.000%, 04/01/50	776,616	679,739
3.000%, 08/01/50	261,452	228,081
3.000%, 11/01/50	398,199	350,477
3.000%, 05/01/51	157,121	136,878
3.000%, 06/01/51	432,220	379,166
3.000%, 09/01/51	532,622	461,874
3.000%, 10/01/51	1,337,596	1,162,053
3.000%, 11/01/51	1,456,900	1,272,892
3.000%, 12/01/51	76,140	66,601

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.000%, 01/01/52	574,076	504,539
3.000%, 03/01/52	83,117	73,303
3.000%, 04/01/52	433,825	373,631
3.500%, 07/01/32	893,863	853,400
3.500%, 09/01/32	799,048	761,471
3.500%, 01/01/34	625,308	593,940
3.500%, 11/01/42	1,195,235	1,099,832
3.500%, 11/01/46	180,820	167,350
3.500%, 07/01/47	874,288	797,214
3.500%, 12/01/47	2,224,879	2,032,817
3.500%, 11/01/48	92,848	84,722
3.500%, 06/01/49	255,173	232,673
3.500%, 08/01/50	59,894	54,527
3.500%, 05/01/51	181,159	163,545
3.500%, 07/01/51	1,239,074	1,122,964
3.500%, 12/01/51	165,559	149,045
3.500%, 01/01/52	340,376	308,277
3.500%, 03/01/52	503,317	456,249
3.500%, 04/01/52	1,292,978	1,164,274
3.500%, 05/01/52	1,677,597	1,516,768
3.500%, 10/01/56	1,108,334	984,358
4.000%, 11/01/31	349,131	338,517
4.000%, 08/01/32	290,475	281,134
4.000%, 10/01/39	39,543	37,513
4.000%, 11/01/40	1,039,444	984,954
4.000%, 01/01/42	122,086	115,676
4.000%, 04/01/42	167,236	158,454
4.000%, 09/01/42	821,729	778,578
4.000%, 10/01/42	97,997	92,852
4.000%, 11/01/42	109,543	103,788
4.000%, 06/01/43	113,028	107,090
4.000%, 08/01/43	168,839	159,970
4.000%, 09/01/43	718,679	681,160
4.000%, 10/01/43	114,888	108,864
4.000%, 02/01/44	42,178	39,963
4.000%, 04/01/44	55,870	52,936
4.000%, 02/01/45	57,785	54,731
4.000%, 06/01/45	28,462	26,967
4.000%, 12/01/45	444,927	421,414
4.000%, 03/01/46	32,078	30,382
4.000%, 05/01/46	21,049	19,894
4.000%, 09/01/47	8,345	7,978
4.000%, 05/01/48	348,769	329,252
4.000%, 10/01/48	671,750	631,663
4.000%, 05/01/52	91,020	85,192
4.000%, 06/01/52	1,604,300	1,494,541
4.000%, 07/01/52	81,530	75,606
4.500%, 12/01/40	682,966	669,795
4.500%, 08/01/41	58,075	56,954
4.500%, 11/01/41	373,352	366,145
4.500%, 10/01/44	466,688	455,374
4.500%, 02/01/45	190,095	185,384
4.500%, 05/01/48	23,208	22,492
4.500%, 12/01/48	801,031	776,830
4.500%, 04/01/49	19,900	19,249

BHFTI-353

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.500%, 09/01/49	93,559	$90,743
4.500%, 10/01/49	43,437	42,072
4.500%, 01/01/50	186,104	182,514
4.500%, 07/01/52	2,206,984	2,105,811
4.500%, 08/01/58	102,868	98,717
5.000%, 04/01/41	7,065	7,018
5.000%, 06/01/41	17,983	17,822
5.000%, 08/01/41	9,063	9,057
5.000%, 08/01/48	41,705	41,345
5.000%, 02/01/53	93,657	91,721
5.146%, 1Y RFUCCT + 1.700%, 06/01/42 (a)	15,012	15,359
5.500%, 05/01/44	2,553,164	2,606,303
6.000%, 10/01/34	49,158	50,843
6.000%, 09/01/37	10,963	11,358
6.000%, 10/01/37	130,621	135,322
6.000%, 01/01/38	130,363	135,057
6.000%, 03/01/38	48,660	50,792
6.000%, 07/01/38	24,425	25,305
6.000%, 01/01/40	131,699	136,443
6.000%, 05/01/40	180,380	186,876
6.000%, 07/01/41	680,008	704,497
6.000%, 01/01/42	11,719	12,089
6.050%, 1Y RFUCCT + 1.818%, 07/01/41 (a)	17,801	18,207
6.068%, 1Y RFUCCT + 1.818%, 09/01/41 (a)	5,975	6,018
6.080%, 1Y RFUCCT + 1.830%, 10/01/41 (a)	4,967	4,974
6.304%, 1Y RFUCCT + 1.818%, 02/01/42 (a)	28,664	28,763
6.500%, 07/01/32	30,203	31,190
6.500%, 12/01/32	8,911	9,199
6.500%, 07/01/35	10,426	10,711
6.500%, 12/01/35	89,952	92,478
6.500%, 08/01/36	153,067	157,188
6.500%, 08/01/39	537,216	549,255
6.500%, 12/01/53	285,444	293,386
6.500%, 03/01/54	500,000	513,814
6.708%, 02/01/39	31,858	32,458
Federal National Mortgage Association Grantor Trust 2.898%, 06/25/27	6,074,290	5,721,341
Federal National Mortgage Association Interest STRIPS 2.000%, 03/25/50 (b)	819,061	99,745
Federal National Mortgage Association REMICS
1.115%, -1x SOFR30A + 6.436%, 06/25/41 (a) (b)	12,195	126
1.750%, 06/25/42	85,841	78,344
1.750%, 01/25/43	75,784	69,088
2.000%, 10/25/50 (b)	1,861,689	227,784
2.500%, 07/25/50 (b)	769,346	98,990
2.500%, 02/25/51 (b)	718,633	104,929
2.500%, 10/25/51 (b)	1,262,320	216,589
3.000%, 05/25/46	1,505,945	1,412,677
3.000%, 08/25/50 (b)	664,311	104,766
3.500%, 09/25/50 (b)	624,650	104,549
3.500%, 03/25/51 (b)	524,260	110,663
4.000%, 06/25/50 (b)	1,204,197	237,253
4.250%, 03/25/42	830,496	781,302
4.500%, 12/25/40	54,233	51,290
4.750%, 01/25/41	196,817	189,049

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association REMICS
5.000%, 12/25/34	94,319	92,997
5.000%, 03/25/35	76,211	75,151
5.000%, 08/25/39	127,026	126,969
5.000%, 02/25/41	85,337	81,421
5.500%, 06/25/35	4,313	4,287
5.500%, 08/25/35	396,622	400,287
6.000%, 06/25/45 (b)	203,961	28,889
6.355%, SOFR30A + 1.034%, 03/25/36 (a)	133,412	134,909
6.365%, SOFR30A + 1.044%, 06/25/36 (a)	192,354	194,554
Government National Mortgage Association
0.881%, 06/16/62 (a) (b)	3,622,027	221,700
1.000%, 07/16/60	178,433	128,180
1.112%, 06/16/61 (a) (b)	2,903,800	236,466
1.144%, 06/16/61 (a) (b)	2,426,946	201,310
1.271%, 09/16/60 (a) (b)	2,808,286	246,725
1.325%, 06/16/63 (a) (b)	2,651,779	248,612
2.000%, 10/20/50	2,199,104	1,803,212
2.000%, 12/20/50	1,825,125	1,496,751
2.000%, 01/20/51	549,613	450,618
2.000%, 02/20/51	5,756,117	4,690,289
2.000%, 11/20/51	167,514	137,240
2.500%, 12/20/50	215,550	181,462
2.500%, 02/20/51	485,892	414,557
2.500%, 03/20/51	649,870	554,327
2.500%, 04/20/51	1,642,312	1,400,110
2.500%, 07/20/51	384,401	327,664
2.500%, 08/20/51	2,114,339	1,802,155
2.500%, 09/20/51	1,913,804	1,631,026
3.000%, 05/15/42	180,904	163,434
3.000%, 12/20/42	474,513	421,713
3.000%, 03/20/43	447,174	394,398
3.000%, 04/15/43	61,372	55,443
3.000%, 05/15/43	42,710	38,531
3.000%, 01/15/45	23,782	21,161
3.000%, 02/15/45	32,891	29,225
3.000%, 03/15/45	184,746	164,234
3.000%, 05/15/45	12,349	10,972
3.000%, 06/15/45	17,706	15,886
3.000%, 07/15/45	99,432	88,346
3.000%, 01/20/48	578,694	516,768
3.000%, 09/20/51	3,725,526	3,288,611
3.000%, 04/20/52	79,157	68,242
3.500%, 11/15/41	112,637	105,215
3.500%, 02/15/42	88,127	82,169
3.500%, 03/15/42	118,610	110,796
3.500%, 05/15/42	260,264	242,939
3.500%, 06/15/42	169,406	157,742
3.500%, 12/20/42	143,465	133,299
3.500%, 05/20/46	686,316	631,189
3.500%, 06/20/46	1,787,190	1,645,378
3.500%, 11/20/47	113,224	104,178
3.500%, 02/20/48	357,050	325,737
3.500%, 10/20/48	387,926	356,960
3.500%, 05/15/50	159,130	147,562
3.500%, 02/20/52	172,145	156,604

BHFTI-354

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
3.500%, 04/20/52	177,823	$161,768
3.500%, 06/20/52	89,478	80,292
4.000%, 09/20/39	44,206	42,507
4.000%, 09/15/40	598,060	569,052
4.000%, 10/15/40	36,716	35,162
4.000%, 10/20/40	6,159	5,922
4.000%, 11/20/40	427,944	411,489
4.000%, 03/15/41	346,891	331,842
4.000%, 06/15/41	12,990	12,427
4.000%, 09/15/41	65,755	62,901
4.000%, 10/15/41	271,043	258,646
4.000%, 10/20/41	557,206	535,784
4.000%, 11/15/41	90,033	86,126
4.000%, 11/20/41	214,514	206,267
4.000%, 12/15/41	249,690	238,557
4.000%, 01/15/42	9,028	8,636
4.000%, 02/15/42	12,812	12,193
4.000%, 03/15/42	82,774	79,059
4.000%, 04/20/42	279,287	268,545
4.000%, 06/20/42	21,206	20,390
4.000%, 11/15/42	8,210	7,853
4.000%, 01/15/43	35,534	33,640
4.000%, 10/20/44	487,849	468,328
4.000%, 11/20/44	489,508	468,120
4.000%, 12/20/44	28,271	27,122
4.000%, 08/20/46	83,996	79,745
4.000%, 08/20/48	80,649	76,088
4.000%, 03/15/50	31,593	29,770
4.000%, 03/20/50	29,370	28,110
4.000%, 04/20/50	236,137	221,824
4.500%, 08/15/39	534,901	526,471
4.500%, 02/20/40	47,761	47,097
4.500%, 06/15/40	153,152	150,685
4.500%, 07/15/40	34,047	33,404
4.500%, 09/20/40	5,121	5,043
4.500%, 03/15/41	205,646	201,951
4.500%, 04/15/41	16,983	16,655
4.500%, 08/20/48	420,284	409,077
4.500%, 09/20/48	285,980	278,340
4.500%, 10/20/48	404,476	393,649
4.500%, 01/20/49	62,136	60,463
4.500%, 03/20/50	85,358	83,040
5.000%, 03/15/39	22,072	22,285
5.000%, 07/15/39	44,693	45,179
5.000%, 08/15/39	35,012	35,143
5.000%, 09/15/39	26,327	26,303
5.000%, 04/15/40	13,884	13,872
5.000%, 08/15/40	65,872	65,951
5.000%, 04/15/41	42,115	42,216
5.000%, 09/15/41	28,477	28,717
5.000%, 08/20/52	2,343,800	2,306,322
5.000%, 12/20/52	93,056	91,486
5.470%, 08/20/59 (a)	332	317
5.500%, 10/15/39	6,491	6,652
5.500%, 03/20/53	2,801,173	2,799,330

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
5.500%, 04/20/53	188,556	188,432
6.000%, 06/15/36	303,812	313,355
Government National Mortgage Association REMICS 0.657%, -1x 1M TSFR + 5.986%, 07/20/41 (a) (b)	60,071	5,336
0.967%, 06/16/61 (a) (b)	3,281,648	232,547
2.500%, 11/20/46	91,641	81,252
2.750%, 02/20/64	161,631	158,191
3.000%, 09/20/50 (b)	772,376	111,285
3.000%, 07/20/51 (b)	815,742	116,659
3.250%, 08/20/68	1,629,607	1,560,305
4.000%, 12/20/40	1,162,459	1,106,806
4.500%, 05/16/40	14,322	14,139
4.500%, 05/20/40 (b)	1,693	1
4.500%, 12/20/40	1,136,364	1,103,003
5.000%, 12/20/39	2,560,969	2,552,432
5.000%, 03/20/40	1,213,872	1,216,396
5.005%, 09/20/60 (a)	6,743	6,669
5.150%, 1Y H15 + 0.350%, 08/20/66 (a)	781,501	777,891
5.300%, 1Y H15 + 0.500%, 05/20/66 (a)	543,408	541,432
5.500%, 04/20/34	223,722	223,713
5.693%, 1M TSFR + 0.364%, 10/20/47 (a)	472,553	459,811
5.743%, 1M TSFR + 0.414%, 05/20/48 (a)	418,604	407,411
5.743%, 1M TSFR + 0.414%, 06/20/48 (a)	547,727	533,066
5.744%, 1M TSFR + 0.414%, 08/20/60 (a)	47,109	46,931
5.744%, 1M TSFR + 0.414%, 09/20/60 (a)	65,008	64,737
5.769%, 1M TSFR + 0.444%, 07/20/60 (a)	94,677	94,394
5.923%, 1M TSFR + 0.594%, 01/20/38 (a)	15,108	15,047
5.934%, 1M TSFR + 0.604%, 02/20/61 (a)	22,680	22,644
5.943%, 1M TSFR + 0.614%, 07/20/37 (a)	58,220	58,178
5.944%, 1M TSFR + 0.614%, 12/20/60 (a)	82,302	82,205
5.944%, 1M TSFR + 0.614%, 02/20/61 (a)	5,863	5,854
5.944%, 1M TSFR + 0.614%, 04/20/61 (a)	33,850	33,810
5.944%, 1M TSFR + 0.614%, 05/20/61 (a)	74,397	74,316
5.971%, 1M TSFR + 0.644%, 12/16/39 (a)	53,590	53,273
5.974%, 1M TSFR + 0.644%, 06/20/61 (a)	41,702	41,672
6.041%, 1M TSFR + 0.714%, 11/16/39 (a)	91,072	90,846
6.044%, 1M TSFR + 0.714%, 10/20/61 (a)	193,010	193,022
6.074%, 1M TSFR + 0.744%, 01/20/62 (a)	168,275	168,354
6.074%, 1M TSFR + 0.744%, 03/20/62 (a)	173,429	173,380
6.094%, 1M TSFR + 0.764%, 05/20/61 (a)	6,659	6,613
6.144%, 1M TSFR + 0.814%, 11/20/61 (a)	158,813	159,023
6.144%, 1M TSFR + 0.814%, 01/20/62 (a)	170,246	170,492
Government National Mortgage Association, TBA 2.000%, TBA (c)	300,000	245,734
2.500%, TBA (c)	2,600,000	2,214,203
3.000%, TBA (c)	900,000	793,596
3.500%, TBA (c)	300,000	272,963
4.000%, TBA (c)	400,000	374,276
4.500%, TBA (c)	2,700,000	2,594,238
5.000%, TBA (c)	7,400,000	7,272,400
5.500%, TBA (c)	700,000	699,343
6.000%, TBA (c)	1,000,000	1,008,740
6.500%, TBA (c)	600,000	610,004
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	600,000	474,593

BHFTI-355

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Security, TBA
4.500%, TBA (c)	1,100,000	$1,047,445
5.000%, TBA (c)	5,200,000	5,073,449
5.500%, TBA (c)	3,700,000	3,681,634
6.000%, TBA (c)	4,000,000	4,036,416
6.500%, TBA (c)	400,000	408,647

		249,204,020

Federal Agencies—38.8%
Federal Farm Credit Banks Funding Corp. 1.300%, 05/13/30	15,000,000	12,563,419
1.600%, 07/15/30	10,000,000	8,377,616
1.980%, 07/13/38	19,515,000	14,042,762
3.700%, 03/24/42	10,000,000	8,002,428
4.375%, 03/03/33	8,400,000	8,338,435
5.480%, 06/27/42	2,000,000	1,976,342
Federal Home Loan Banks 2.250%, 03/04/36	5,000,000	3,858,900
Federal Home Loan Mortgage Corp.
Zero Coupon, 09/15/36	10,000,000	5,609,856
Zero Coupon, 12/15/36	45,000,000	25,105,924
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	17,100,000	11,803,181
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	7,429,279
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	40,000,000	30,363,165
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	5,936,351
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	35,623,000	27,335,961
Zero Coupon, 04/15/30	35,000,000	26,492,610
Tennessee Valley Authority 2.875%, 09/15/24	4,050,000	4,003,481
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 07/15/29	8,669,000	6,826,431
Zero Coupon, 01/15/34	12,669,000	7,940,560
U.S. Department of Housing & Urban Development 2.738%, 08/01/25	5,000,000	4,861,869
U.S. International Development Finance Corp. 1.110%, 05/15/29	4,500,000	4,058,193

		224,926,763

U.S. Treasury—14.4%
U.S. Treasury Bonds 2.875%, 05/15/52	27,100,000	20,504,961
3.000%, 08/15/52	5,090,000	3,953,697
3.625%, 02/15/44	27,000,000	23,957,227
3.625%, 05/15/53	2,590,000	2,275,558
3.875%, 02/15/43	2,490,000	2,301,791
U.S. Treasury Inflation-Indexed Bonds 0.125%, 02/15/52 (d)	4,098,601	2,410,250
0.250%, 02/15/50 (d)	5,397,345	3,405,900

U.S. Treasury—(Continued)
U.S. Treasury Notes 3.875%, 08/15/33	1,000,000	973,437
4.375%, 10/31/24	24,000,000	23,877,500

		83,660,321

Total U.S. Treasury & Government Agencies (Cost $631,068,794)		557,791,104

Foreign Government—8.3%

Sovereign—8.3%
Abu Dhabi Government International Bond 3.125%, 10/11/27 (144A)	2,860,000	2,712,710
Colombia Government International Bond 3.125%, 04/15/31	5,090,000	4,061,424
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	10,043,001
Indonesia Government International Bond 4.750%, 02/11/29	4,410,000	4,364,224
Israel Government AID Bonds 5.500%, 04/26/24	1,900,000	1,899,972
5.500%, 09/18/33 (e)	9,000,000	9,669,966
Israel Government International Bond 5.500%, 03/12/34	3,000,000	2,960,550
Mexico Government International Bond 4.500%, 04/22/29	4,650,000	4,494,181
Peru Government International Bond 4.125%, 08/25/27 (e)	2,620,000	2,532,754
Poland Government International Bond 3.250%, 04/06/26 (e)	2,820,000	2,735,400
Qatar Government International Bond 4.000%, 03/14/29 (144A)	2,740,000	2,674,487

Total Foreign Government (Cost $51,481,463)		48,148,669

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction 3.500%, 06/25/28	1,127,107	1,054,512

Total Mortgage-Backed Securities (Cost $1,118,381)		1,054,512

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/24 at 2.500%, due on 04/01/24 with a maturity value of $5,220,619; collateralized by U.S. Treasury Bond at 4.250%, maturing 02/15/54, with a market value of $5,323,598.	5,219,169	5,219,169

Total Short-Term Investments (Cost $5,219,169)		5,219,169

BHFTI-356

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Securities Lending Reinvestments (f)—0.6%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.2%
Bank of Nova Scotia Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $257,987; collateralized by various Common Stock with an aggregate market value of $287,221.	257,870	$257,870
Barclays Bank PLC Repurchase Agreement dated 03/29/24 at 5.450%, due on 04/01/24 with a maturity value of $15,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 2.750%, maturity dates ranging from 02/28/26 - 08/15/32, and an aggregate market value of $15,350.	15,000	15,000
BNP Paribas Financial Markets Repurchase Agreement dated 03/29/24 at 5.360%, due on 04/01/24 with a maturity value of $300,134; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 05/15/38 - 02/15/51, and an aggregate market value of $306,728.	300,000	300,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/24 at 5.280%, due on 04/01/24 with a maturity value of $203,067; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.625%, maturity dates ranging from 08/15/29 - 02/15/44, and an aggregate market value of $207,037.	202,978	202,978
NBC Global Finance Ltd. Repurchase Agreement dated 03/29/24 at 5.480%, due on 04/01/24 with a maturity value of $100,046; collateralized by various Common Stock with an aggregate market value of $111,551.	100,000	100,000

		875,848

Mutual Funds—0.4%
Allspring Government Money Market Fund, Select Class 5.250% (g)	400,000	400,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.200% (g)	50,000	50,000
Fidelity Investments Money Market Government Portfolio, Class I 5.210% (g)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.250% (g)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.210% (g)	500,000	500,000

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.260% (g)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class 5.230% (g)	400,000	400,000

		2,450,000

Total Securities Lending Reinvestments (Cost $3,325,848)		3,325,848

Total Investments—106.2% (Cost $692,213,655)		615,539,302
Other assets and liabilities (net)—(6.2)%		(35,768,775)

Net Assets—100.0%		$579,770,527

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was held on loan. As of March 31, 2024, the market value of securities loaned was $3,228,685 and the collateral received consisted of cash in the amount of $3,325,848. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2024.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2024.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the market value of 144A securities was $5,387,197, which is 0.9% of net assets.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	3.500%	TBA	$(400,000)	$(302,344)	$(357,951)

BHFTI-357

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/18/24	270	USD	32,518,125	$455,158

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/18/24	(368)	USD	(40,773,250)	(147,557)
U.S. Treasury Note 5 Year Futures	06/28/24	(124)	USD	(13,269,938)	(34,425)

Net Unrealized Appreciation					$273,176

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$557,791,104	$—	$557,791,104
Total Foreign Government*	—	48,148,669	—	48,148,669
Total Mortgage-Backed Securities*	—	1,054,512	—	1,054,512
Total Short-Term Investment*	—	5,219,169	—	5,219,169
Securities Lending Reinvestments
Repurchase Agreements	—	875,848	—	875,848
Mutual Funds	2,450,000	—	—	2,450,000
Total Securities Lending Reinvestments	2,450,000	875,848	—	3,325,848
Total Investments	$2,450,000	$613,089,302	$—	$615,539,302

Collateral for Securities Loaned (Liability)	$—	$(3,325,848)	$—	$(3,325,848)
TBA Forward Sales Commitments (Liability)	$—	$(357,951)	$—	$(357,951)

BHFTI-358

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2024 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$455,158	$—	$—	$455,158
Futures Contracts (Unrealized Depreciation)	(181,982)	—	—	(181,982)
Total Futures Contracts	$273,176	$—	$—	$273,176

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-359

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTI-360

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of the Portfolio’s investments to assist with such oversight.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-361